UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03738

VALIC Company I

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices) (Zip code)

John T. Genoy

President

SunAmerica Asset Management, LLC

30 Hudson Street, 16th Floor

Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: May 31

Date of reporting period: May 31, 2023

Item 1. Reports to Stockholders

VALIC Company I

Annual Report, May 31, 2023

VALIC Company I

ANNUAL REPORT MAY 31, 2023

VALIC Company I

PRESIDENT’S LETTER

Dear Valued Investor:

We are pleased to provide you with the following Annual Report for VALIC Company I consisting of investment portfolio information and financial statements for the twelve-month period ended May 31, 2023. We encourage you to carefully read this report.

We continue to believe that maintaining a well-diversified investment portfolio focused on the long-term can help smooth the inevitable ups-and-downs of market performance. Your financial advisor can assist by reviewing your financial situation and tax considerations to develop a plan that employs appropriate investment strategies and a diversified allocation among asset classes.

Our highest priority is to assist you in improving the likelihood of reaching your long-term investment goals.

Thank you for your investment.

Sincerely,

John T. Genoy,

President VALIC Company I

Note: All performance figures quoted are for the VALIC Company I Funds. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 591/2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.

Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Investments in real estate investment trusts (REITs) involve risks such as refinancing, economic conditions in the real estate industry, changes in property values, dependency on real estate management, and other risks associated with a concentration in one sector or geographic region. Investments in securities related to gold and other precious metals and minerals are speculative and impacted by a host of worldwide economic, financial and political factors.

Investments in debt securities are subject to credit risk (i.e., the risk that an issuer might not pay interest when due or repay principal at maturity of the obligation). Investments in lower-rated bonds and “junk bonds” are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer’s creditworthiness.

Investments in derivatives are subject to heightened risk; gains or losses from non-hedging positions may be substantially greater than the cost of the position. Active trading may result in high portfolio turnover and correspondingly greater transaction costs for the portfolio and underlying portfolios.

There can be no assurance that the Portfolios will meet their investment objectives. A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus.

Investments are not guaranteed or endorsed by any bank, are not a deposit or obligation of any bank, and are not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

* Not FDIC or NCUA/NCUSIF Insured

* May Lose Value * No Bank of Credit Union Guarantee

* Not a Deposit * Not insured by any Federal Government Agency

1

VALIC Company I

EXPENSE EXAMPLE — May 31, 2023 (unaudited)

Disclosure of Fund Expenses in Shareholder Reports

As a shareholder of a Fund in VALIC Company I (“VC I”), you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at December 1, 2022 and held until May 31, 2023. Shares of VC I are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”), qualified retirement plans (the “Plans”) and Individual Retirement Accounts (“IRAs”) offered by The Variable Annuity Life Insurance Company (“VALIC”), the investment adviser to VC I, and other life insurance companies affiliated with VALIC. The fees and expenses associated with the Variable Contracts, Plans and IRA’s are not included in these Examples, and had such fees and expenses been included, your costs would have been higher. Please see your Variable Contract prospectus or Plan/IRA document for more details on the fees associated with the Variable Contract, Plans or IRAs.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months ended May 31, 2023” to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months ended May 31, 2023” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, Plans or IRAs, in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months ended May 31, 2023” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months ended May 31, 2023” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, Plans or IRAs, in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months ended May 31, 2023” column would have been higher and the “Ending Account Value” column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts, Plans or IRAs. Please refer to your Variable Contract prospectus or Plan/IRA document for more information. Therefore, the “hypothetical” example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

2

VALIC Company I

EXPENSE EXAMPLE — May 31, 2023 (unaudited) — (continued)

	Actual			Hypothetical
Fund	Beginning Account Value at December 1, 2022	Ending Account Value Using Actual Return at May 31, 2023	Expenses Paid During the Six Months Ended May 31, 2023	Beginning Account Value at December 1, 2022	Ending Account Value Using a Hypothetical 5% Annual Return at May 31, 2023	Expenses Paid During the Six Months Ended May 31, 2023	Annualized Expense Ratio*
Aggressive Growth Lifestyle#	$1,000.00	1,014.69	0.55	$1,000.00	1,024.38	0.56	0.11%
Asset Allocation#	$1,000.00	1,028.87	3.59	$1,000.00	1,021.39	3.58	0.71%
Capital Appreciation#	$1,000.00	1,097.65	4.65	$1,000.00	1,020.49	4.48	0.89%
Conservative Growth Lifestyle#	$1,000.00	1,012.86	0.65	$1,000.00	1,024.28	0.66	0.13%
Core Bond#	$1,000.00	1,015.14	2.51	$1,000.00	1,022.44	2.52	0.50%
Dividend Value#	$1,000.00	964.34	3.28	$1,000.00	1,021.59	3.38	0.67%
Dynamic Allocation#	$1,000.00	1,008.02	1.60	$1,000.00	1,023.34	1.61	0.32%
Emerging Economies	$1,000.00	987.46	4.66	$1,000.00	1,020.24	4.73	0.94%
Global Real Estate	$1,000.00	950.98	4.38	$1,000.00	1,020.44	4.53	0.90%
Global Strategy#	$1,000.00	1,010.38	3.66	$1,000.00	1,021.29	3.68	0.73%
Government Securities	$1,000.00	1,017.02	3.52	$1,000.00	1,021.44	3.53	0.70%
Growth#	$1,000.00	1,137.07	3.41	$1,000.00	1,021.74	3.23	0.64%
High Yield Bond#	$1,000.00	1,029.56	3.44	$1,000.00	1,021.54	3.43	0.68%
Inflation Protected#	$1,000.00	1,018.25	2.82	$1,000.00	1,022.14	2.82	0.56%
International Equities Index	$1,000.00	1,049.32	2.04	$1,000.00	1,022.94	2.02	0.40%
International Government Bond	$1,000.00	1,010.17	4.21	$1,000.00	1,020.74	4.23	0.84%
International Growth#	$1,000.00	1,113.58	4.53	$1,000.00	1,020.64	4.33	0.86%
International Opportunities#	$1,000.00	994.08	4.72	$1,000.00	1,020.19	4.78	0.95%
International Socially Responsible	$1,000.00	1,056.76	3.33	$1,000.00	1,021.69	3.28	0.65%
International Value#	$1,000.00	1,024.74	3.89	$1,000.00	1,021.09	3.88	0.77%
Large Capital Growth	$1,000.00	1,042.76	3.77	$1,000.00	1,021.24	3.73	0.74%
Mid Cap Index	$1,000.00	939.85	1.74	$1,000.00	1,023.14	1.82	0.36%
Mid Cap Strategic Growth	$1,000.00	1,031.50	3.80	$1,000.00	1,021.19	3.78	0.75%
Mid Cap Value#	$1,000.00	946.30	3.98	$1,000.00	1,020.84	4.13	0.82%
Moderate Growth Lifestyle#	$1,000.00	1,013.62	0.50	$1,000.00	1,024.43	0.50	0.10%
Nasdaq -100® Index#	$1,000.00	1,187.56	2.45	$1,000.00	1,022.69	2.27	0.45%
Science & Technology#	$1,000.00	1,209.32	5.07	$1,000.00	1,020.34	4.63	0.92%
Small Cap Growth#	$1,000.00	980.87	4.44	$1,000.00	1,020.44	4.53	0.90%
Small Cap Index#	$1,000.00	932.92	1.88	$1,000.00	1,022.99	1.97	0.39%
Small Cap Special Values	$1,000.00	938.98	4.35	$1,000.00	1,020.44	4.53	0.90%
Small Cap Value#	$1,000.00	892.07	3.63	$1,000.00	1,021.09	3.88	0.77%
Stock Index#	$1,000.00	1,030.83	1.47	$1,000.00	1,023.49	1.46	0.29%
Systematic Core#	$1,000.00	1,010.11	3.21	$1,000.00	1,021.74	3.23	0.64%
Systematic Growth#	$1,000.00	1,131.03	4.41	$1,000.00	1,020.79	4.18	0.83%
Systematic Value#	$1,000.00	945.08	2.33	$1,000.00	1,022.54	2.42	0.48%
U.S. Socially Responsible	$1,000.00	1,001.88	1.80	$1,000.00	1,023.14	1.82	0.36%

*

Expenses are equal to each Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days then divided by 365 days (to reflect the one-half year period). These ratios do not reflect fees and expenses associated with the Variable Contracts, Plans or IRA’s. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on expenses that apply to the Variable Contracts or your Plan/IRA document for details on the administrative fees charged by your Plan/IRA sponsor.

#

During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Funds or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended May 31, 2023” and the “Annualized Expense Ratio” would have been higher. If these fees and expenses had not been recouped, the “Actual/Hypothetical Ending Account Value” would have been higher and the “Actual/Hypothetical Expenses Paid During the Six Months Ended May 31, 2023” and the “Annualized Expense Ratio” would have been lower.

3

VALIC Company I Aggressive Growth Lifestyle Fund
PORTFOLIO PROFILE — May 31, 2023— (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	54.7%
Domestic Fixed Income Investment Companies	27.0
International Equity Investment Companies	17.5
Short-Term Investments	0.8
100.0%
*	Calculated as a percentage of net assets

VALIC Company I Aggressive Growth Lifestyle Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 99.2%
Domestic Equity Investment Companies — 54.7%
VALIC Company I Large Capital Growth Fund	1,700,445	$ 29,111,623
VALIC Company I Small Cap Growth Fund	2,355,395	31,538,743
VALIC Company I Small Cap Value Fund	2,986,396	30,759,881
VALIC Company I Stock Index Fund	3,743,216	166,722,826
VALIC Company I Systematic Growth Fund	2,607,605	36,949,756
VALIC Company I Systematic Value Fund	4,255,605	49,322,459
Total Domestic Equity Investment Companies (cost $374,033,449)		344,405,288
Domestic Fixed Income Investment Companies — 27.0%
VALIC Company I Core Bond Fund (cost $188,750,856)	17,736,064	170,266,219
International Equity Investment Companies — 17.5%
VALIC Company I International Equities Index Fund (cost $97,677,846)	15,108,422	110,291,478
Total Long-Term Investment Securities (cost $660,462,151)		624,962,985
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.8%
Unaffiliated Investment Companies — 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.02%(2) (cost $5,055,122)	5,055,122	$ 5,055,122
TOTAL INVESTMENTS (cost $665,517,273)(3)	100.0%	630,018,107
Other assets less liabilities	0.0	129,039
NET ASSETS	100.0%	$630,147,146
#	The VALIC Company I Aggressive Growth Lifestyle Fund invests in various VALIC Company I Funds. Additional information on the underlying funds including such funds' prospectuses and shareholder reports are available at our website, www.corebridgefinancial.com/rs.
(1)	See Note 3.
(2)	The rate shown is the 7-day yield as of May 31, 2023.
(3)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$624,962,985	$—	$—	$624,962,985
Short-Term Investments	5,055,122	—	—	5,055,122
Total Investments at Value	$630,018,107	$—	$—	$630,018,107
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I Asset Allocation Fund
PORTFOLIO PROFILE — May 31, 2023— (unaudited)

Industry Allocation*
U.S. Government & Agency Obligations	19.3%
Software	7.6
Internet	6.9
Banks	5.5
Semiconductors	5.1
Computers	4.5
Retail	4.2
Electric	3.9
Pharmaceuticals	3.7
Diversified Financial Services	3.7
Other Asset Backed Securities	3.4
Collateralized Mortgage Obligations	3.3
Biotechnology	2.8
Healthcare-Services	2.2
Oil & Gas	2.2
REITS	2.0
Repurchase Agreements	1.6
Chemicals	1.6
Aerospace/Defense	1.5
Beverages	1.5
Commercial Services	1.4
Machinery-Diversified	1.3
Miscellaneous Manufacturing	1.3
Oil & Gas Services	1.2
Auto Loan Receivables	1.2
Building Materials	1.2
Insurance	1.1
Transportation	0.9
Telecommunications	0.9
Auto Manufacturers	0.6
Pipelines	0.5
Healthcare-Products	0.4
Media	0.3
Airlines	0.3
Food	0.2
Short-Term Investments	0.2
Credit Card Receivables	0.2
Agriculture	0.2
Gas	0.1
Mining	0.1
100.1%
*	Calculated as a percentage of net assets

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 60.1%
Aerospace/Defense — 1.2%
Northrop Grumman Corp.	3,587	$ 1,562,103
Auto Manufacturers — 0.3%
Tesla, Inc.†	2,259	460,678
Banks — 3.1%
Morgan Stanley	21,526	1,759,966
Truist Financial Corp.	10,141	308,996
US Bancorp	9,945	297,355
Wells Fargo & Co.	43,984	1,751,003
		4,117,320
Beverages — 1.4%
Coca-Cola Co.	31,951	1,906,197
Biotechnology — 2.6%
Biogen, Inc.†	2,940	871,445
Regeneron Pharmaceuticals, Inc.†	2,239	1,646,919
Vertex Pharmaceuticals, Inc.†	3,036	982,359
		3,500,723
Building Materials — 1.1%
Trane Technologies PLC	4,922	803,418
Vulcan Materials Co.	3,204	626,382
		1,429,800
Chemicals — 1.4%
Eastman Chemical Co.	8,228	634,296
PPG Industries, Inc.	9,314	1,222,835
		1,857,131
Commercial Services — 1.2%
S&P Global, Inc.	4,427	1,626,613
Computers — 4.2%
Accenture PLC, Class A	3,096	947,128
Apple, Inc.	26,776	4,746,046
		5,693,174
Diversified Financial Services — 3.1%
American Express Co.	7,681	1,217,899
Ameriprise Financial, Inc.	3,499	1,044,347
Mastercard, Inc., Class A	5,187	1,893,359
		4,155,605
Electric — 2.5%
NextEra Energy, Inc.	30,954	2,273,881
PG&E Corp.†	66,385	1,124,562
		3,398,443
Healthcare-Products — 0.4%
Boston Scientific Corp.†	11,289	581,158
Healthcare-Services — 2.0%
UnitedHealth Group, Inc.	5,609	2,732,929
Insurance — 0.9%
Progressive Corp.	9,035	1,155,667
Internet — 6.8%
Alphabet, Inc., Class A†	29,273	3,596,773
Amazon.com, Inc.†	23,522	2,836,283
Meta Platforms, Inc., Class A†	6,597	1,746,358
Uber Technologies, Inc.†	26,282	996,876
		9,176,290
Security Description	Shares or Principal Amount	Value

Machinery-Diversified — 1.3%
Deere & Co.	4,978	$ 1,722,288
Miscellaneous Manufacturing — 1.3%
Eaton Corp. PLC	9,918	1,744,576
Oil & Gas — 1.9%
ConocoPhillips	11,302	1,122,289
Pioneer Natural Resources Co.	6,858	1,367,759
		2,490,048
Oil & Gas Services — 1.2%
Baker Hughes Co.	59,849	1,630,885
Pharmaceuticals — 3.3%
AbbVie, Inc.	18,473	2,548,535
Bristol-Myers Squibb Co.	29,895	1,926,434
		4,474,969
REITS — 1.3%
Prologis, Inc.	14,500	1,805,975
Retail — 4.0%
Dollar General Corp.	4,513	907,519
Lowe's Cos., Inc.	9,452	1,901,081
McDonald's Corp.	6,590	1,878,875
TJX Cos., Inc.	8,194	629,217
		5,316,692
Semiconductors — 4.9%
Advanced Micro Devices, Inc.†	7,046	832,908
ASML Holding NV	453	327,487
NVIDIA Corp.	6,774	2,562,875
NXP Semiconductors NV	14,270	2,555,757
Teradyne, Inc.	3,625	363,189
		6,642,216
Software — 7.3%
Intuit, Inc.	1,834	768,666
Microsoft Corp.	24,047	7,896,794
Oracle Corp.	11,422	1,210,047
		9,875,507
Telecommunications — 0.5%
Verizon Communications, Inc.	18,633	663,894
Transportation — 0.9%
Norfolk Southern Corp.	5,813	1,210,150
Total Common Stocks (cost $75,613,077)		80,931,031
CORPORATE BONDS & NOTES — 10.8%
Aerospace/Defense — 0.3%
Boeing Co.
2.20%, 02/04/2026	$ 5,000	4,653
2.70%, 02/01/2027	270,000	247,936
3.45%, 11/01/2028	19,000	17,241
Northrop Grumman Corp.
3.85%, 04/15/2045	68,000	54,718
Raytheon Technologies Corp.
2.25%, 07/01/2030	86,000	72,799
5.15%, 02/27/2033	23,000	23,391
		420,738
Agriculture — 0.2%
Altria Group, Inc.
2.45%, 02/04/2032	50,000	39,151

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Agriculture (continued)
BAT Capital Corp.
2.26%, 03/25/2028	$ 113,000	$ 97,094
3.73%, 09/25/2040	38,000	26,599
4.39%, 08/15/2037	20,000	15,818
Bunge, Ltd. Finance Corp.
2.75%, 05/14/2031	26,000	21,778
		200,440
Airlines — 0.3%
American Airlines Pass-Through Trust
3.00%, 04/15/2030	56,481	49,855
3.95%, 01/11/2032	99,320	86,877
Delta Air Lines Pass-Through Trust
2.50%, 12/10/2029	82,055	70,436
JetBlue Pass-Through Trust
7.75%, 05/15/2030	38,436	38,568
United Airlines Pass-Through Trust
3.10%, 04/07/2030	24,824	21,330
3.50%, 11/01/2029	39,299	35,768
3.65%, 04/07/2027 to 07/07/2027	89,771	83,436
3.70%, 09/01/2031	35,295	30,797
		417,067
Auto Manufacturers — 0.3%
General Motors Co.
6.80%, 10/01/2027	100,000	104,879
General Motors Financial Co., Inc.
3.80%, 04/07/2025	30,000	28,987
Hyundai Capital America
2.38%, 10/15/2027*	120,000	105,689
2.65%, 02/10/2025*	37,000	35,205
3.00%, 02/10/2027*	200,000	183,580
		458,340
Banks — 2.4%
Bank of America Corp.
2.55%, 02/04/2028	25,000	22,631
2.57%, 10/20/2032	40,000	32,481
2.68%, 06/19/2041	144,000	98,845
2.97%, 02/04/2033	30,000	25,021
3.71%, 04/24/2028	149,000	140,058
4.38%, 04/27/2028	45,000	43,509
5.08%, 01/20/2027	34,000	33,744
5.20%, 04/25/2029	50,000	49,825
5.29%, 04/25/2034	50,000	49,683
Bank of Nova Scotia
4.85%, 02/01/2030	40,000	39,111
Citigroup, Inc.
2.52%, 11/03/2032	15,000	12,106
3.06%, 01/25/2033	21,000	17,663
3.88%, 01/24/2039	67,000	56,200
Deutsche Bank AG
2.55%, 01/07/2028	150,000	130,426
Federation des Caisses Desjardins du Quebec
5.70%, 03/14/2028*	200,000	201,750
Goldman Sachs Group, Inc.
1.95%, 10/21/2027	25,000	22,265
2.38%, 07/21/2032	15,000	12,078
2.64%, 02/24/2028	37,000	33,545
4.25%, 10/21/2025	440,000	428,672
HSBC Holdings PLC
6.10%, 01/14/2042	95,000	100,190
Security Description	Shares or Principal Amount	Value

Banks (continued)
KeyCorp
2.25%, 04/06/2027	$ 140,000	$ 115,420
Macquarie Group, Ltd.
2.87%, 01/14/2033*	100,000	80,216
6.21%, 11/22/2024*	35,000	35,235
Mitsubishi UFJ Financial Group, Inc.
3.74%, 03/07/2029	130,000	121,189
Mizuho Financial Group, Inc.
5.74%, 05/27/2031	250,000	254,096
Morgan Stanley
3.95%, 04/23/2027	150,000	142,579
4.46%, 04/22/2039	110,000	98,527
5.16%, 04/20/2029	50,000	49,837
NatWest Markets PLC
1.60%, 09/29/2026*#	200,000	178,155
PNC Financial Services Group, Inc.
5.07%, 01/24/2034	37,000	35,723
Santander UK Group Holdings PLC
2.47%, 01/11/2028	200,000	175,564
Societe Generale SA
4.25%, 04/14/2025*	200,000	191,432
Truist Financial Corp.
5.12%, 01/26/2034	20,000	19,106
Wells Fargo & Co.
3.07%, 04/30/2041	69,000	50,127
4.61%, 04/25/2053	80,000	69,016
Westpac Banking Corp.
3.13%, 11/18/2041	25,000	16,940
		3,182,965
Beverages — 0.1%
Keurig Dr Pepper, Inc.
3.20%, 05/01/2030	73,000	66,054
Biotechnology — 0.2%
Amgen, Inc.
3.15%, 02/21/2040	68,000	51,209
5.25%, 03/02/2033	40,000	40,141
Gilead Sciences, Inc.
2.60%, 10/01/2040	143,000	102,194
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	56,000	45,128
		238,672
Building Materials — 0.1%
Martin Marietta Materials, Inc.
2.50%, 03/15/2030	57,000	48,090
Masco Corp.
2.00%, 10/01/2030	57,000	45,192
		93,282
Chemicals — 0.2%
EIDP, Inc.
4.50%, 05/15/2026	32,000	31,708
International Flavors & Fragrances, Inc.
2.30%, 11/01/2030*	112,000	88,918
LYB International Finance III LLC
1.25%, 10/01/2025	138,000	125,542
RPM International, Inc.
2.95%, 01/15/2032	37,000	29,590
		275,758

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Commercial Services — 0.2%
Global Payments, Inc.
3.20%, 08/15/2029	$ 27,000	$ 23,580
S&P Global, Inc.
2.70%, 03/01/2029	44,000	39,815
4.25%, 05/01/2029	44,000	43,078
Triton Container International, Ltd.
2.05%, 04/15/2026*	100,000	88,001
Verisk Analytics, Inc.
5.75%, 04/01/2033	25,000	25,950
		220,424
Computers — 0.3%
Apple, Inc.
4.85%, 05/10/2053	95,000	95,581
CGI, Inc.
2.30%, 09/14/2031	42,000	33,125
Dell International LLC/EMC Corp.
6.20%, 07/15/2030	141,000	146,770
Leidos, Inc.
2.30%, 02/15/2031	141,000	110,071
		385,547
Diversified Financial Services — 0.6%
AerCap Ireland Capital DAC /AerCap Global Aviation Trust
2.45%, 10/29/2026	150,000	133,756
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/2028	150,000	130,055
Air Lease Corp.
1.88%, 08/15/2026	10,000	8,835
3.38%, 07/01/2025	129,000	122,348
Avolon Holdings Funding, Ltd.
2.53%, 11/18/2027*	78,000	64,483
2.88%, 02/15/2025*	24,000	22,386
4.25%, 04/15/2026*	47,000	43,517
5.50%, 01/15/2026*	154,000	148,233
Capital One Financial Corp.
3.80%, 01/31/2028	94,000	87,065
Park Aerospace Holdings, Ltd.
5.50%, 02/15/2024*	7,000	6,924
		767,602
Electric — 1.4%
Alexander Funding Trust
1.84%, 11/15/2023*	74,000	72,298
Constellation Energy Generation LLC
3.25%, 06/01/2025	299,000	285,993
5.80%, 03/01/2033	30,000	30,835
Duke Energy Florida LLC
5.95%, 11/15/2052	34,000	36,860
Edison International
5.75%, 06/15/2027	17,000	17,138
Emera US Finance LP
4.75%, 06/15/2046	174,000	138,522
Evergy, Inc.
2.90%, 09/15/2029	151,000	133,352
Fells Point Funding Trust
3.05%, 01/31/2027*	100,000	92,986
Jersey Central Power & Light Co.
4.30%, 01/15/2026*	65,000	63,482
New England Power Co.
2.81%, 10/06/2050*	58,000	36,794
NRG Energy, Inc.
2.00%, 12/02/2025*	47,000	42,116
Security Description	Shares or Principal Amount	Value

Electric (continued)
2.45%, 12/02/2027*	$ 308,000	$ 261,921
Pacific Gas & Electric Co.
1.70%, 11/15/2023	20,000	19,590
3.25%, 02/16/2024	60,000	58,783
4.30%, 03/15/2045	10,000	7,104
PacifiCorp
4.15%, 02/15/2050	183,000	150,745
PG&E Recovery Funding LLC
5.54%, 07/15/2049	30,000	31,205
PG&E Wildfire Recovery Funding LLC
4.26%, 06/01/2038	20,000	19,208
5.10%, 06/01/2054	30,000	30,214
Public Service Co. of Oklahoma
5.25%, 01/15/2033	40,000	40,226
SCE Recovery Funding LLC
4.70%, 06/15/2042	25,000	24,931
Southern California Edison Co.
1.20%, 02/01/2026	112,000	101,018
Union Electric Co.
3.90%, 04/01/2052	27,000	21,711
Vistra Operations Co. LLC
4.88%, 05/13/2024*	63,000	62,008
WEC Energy Group, Inc.
1.38%, 10/15/2027	140,000	120,556
		1,899,596
Food — 0.2%
Kellogg Co.
5.25%, 03/01/2033	29,000	29,383
Kraft Heinz Foods Co.
4.38%, 06/01/2046	19,000	15,978
4.63%, 10/01/2039	40,000	35,675
Smithfield Foods, Inc.
3.00%, 10/15/2030*	122,000	96,058
Sysco Corp.
2.40%, 02/15/2030	122,000	104,504
Tyson Foods, Inc.
3.55%, 06/02/2027	44,000	41,607
		323,205
Gas — 0.1%
Atmos Energy Corp.
2.85%, 02/15/2052	35,000	23,431
CenterPoint Energy Resources Corp.
1.75%, 10/01/2030	141,000	113,489
Southern California Gas Co.
6.35%, 11/15/2052	25,000	27,613
		164,533
Healthcare-Products — 0.0%
Thermo Fisher Scientific, Inc.
2.00%, 10/15/2031	40,000	32,653
Healthcare-Services — 0.2%
Elevance Health, Inc.
2.25%, 05/15/2030	57,000	48,135
HCA, Inc.
3.50%, 07/15/2051	7,000	4,711
5.25%, 06/15/2026	158,000	156,890
5.50%, 06/15/2047	10,000	9,152
MedStar Health, Inc.
3.63%, 08/15/2049	46,000	33,884
Piedmont Healthcare, Inc.
2.86%, 01/01/2052	25,000	16,057

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Healthcare-Services (continued)
UnitedHealth Group, Inc.
5.88%, 02/15/2053	$ 20,000	$ 21,868
		290,697
Home Builders — 0.0%
Lennar Corp.
5.00%, 06/15/2027	50,000	49,270
Insurance — 0.2%
Athene Global Funding
2.75%, 06/25/2024*	56,000	53,392
Berkshire Hathaway Finance Corp.
3.85%, 03/15/2052	25,000	20,395
Brown & Brown, Inc.
2.38%, 03/15/2031	56,000	45,087
Empower Finance 2020 LP
3.08%, 09/17/2051*	68,000	43,366
F&G Global Funding
1.75%, 06/30/2026*	25,000	22,291
New York Life Insurance Co.
3.75%, 05/15/2050*	68,000	51,655
Northwestern Mutual Global Funding
1.70%, 06/01/2028*	25,000	21,777
Teachers Insurance & Annuity Association of America
3.30%, 05/15/2050*	58,000	40,120
		298,083
Internet — 0.1%
Amazon.com, Inc.
3.95%, 04/13/2052	50,000	42,789
Meta Platforms, Inc.
5.60%, 05/15/2053	35,000	34,978
		77,767
Iron/Steel — 0.0%
Steel Dynamics, Inc.
1.65%, 10/15/2027	56,000	48,109
Machinery-Diversified — 0.0%
Otis Worldwide Corp.
3.11%, 02/15/2040	67,000	50,961
Media — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 04/01/2031	100,000	79,988
3.50%, 06/01/2041	35,000	23,096
Comcast Corp.
3.25%, 11/01/2039	154,000	121,150
5.35%, 05/15/2053	35,000	34,828
Discovery Communications LLC
3.63%, 05/15/2030	94,000	81,591
Walt Disney Co.
3.50%, 05/13/2040	96,000	78,831
		419,484
Mining — 0.1%
Glencore Funding LLC
2.50%, 09/01/2030*#	75,000	61,388
Miscellaneous Manufacturing — 0.0%
Eaton Corp.
4.15%, 11/02/2042	30,000	26,143
Security Description	Shares or Principal Amount	Value

Oil & Gas — 0.3%
BP Capital Markets America, Inc.
2.77%, 11/10/2050	$ 145,000	$ 94,382
4.81%, 02/13/2033	40,000	39,552
Coterra Energy, Inc.
3.90%, 05/15/2027	46,000	43,665
Exxon Mobil Corp.
3.00%, 08/16/2039	86,000	67,250
HF Sinclair Corp.
2.63%, 10/01/2023	56,000	55,337
TotalEnergies Capital International SA
2.99%, 06/29/2041	58,000	43,831
		344,017
Packaging & Containers — 0.0%
Graphic Packaging International LLC
1.51%, 04/15/2026*	33,000	29,283
Pharmaceuticals — 0.4%
AbbVie, Inc.
2.95%, 11/21/2026	19,000	17,924
3.20%, 11/21/2029	47,000	42,659
Bristol-Myers Squibb Co.
4.13%, 06/15/2039	48,000	43,445
CVS Health Corp.
2.70%, 08/21/2040	94,000	64,860
Merck & Co., Inc.
5.00%, 05/17/2053	25,000	25,162
5.15%, 05/17/2063	20,000	20,179
Pfizer Investment Enterprises Pte., Ltd.
5.30%, 05/19/2053	55,000	56,621
Utah Acquisition Sub, Inc.
3.95%, 06/15/2026	159,000	151,168
Viatris, Inc.
3.85%, 06/22/2040	153,000	102,887
Zoetis, Inc.
5.60%, 11/16/2032	41,000	43,265
		568,170
Pipelines — 0.5%
Enbridge, Inc.
5.70%, 03/08/2033	30,000	30,507
Energy Transfer LP
3.90%, 05/15/2024 to 07/15/2026	188,000	182,419
4.40%, 03/15/2027	50,000	48,262
Enterprise Products Operating LLC
4.45%, 02/15/2043	50,000	42,930
Flex Intermediate Holdco LLC
3.36%, 06/30/2031*	25,000	20,083
4.32%, 12/30/2039*	15,000	10,775
Gray Oak Pipeline LLC
2.60%, 10/15/2025*	139,000	128,152
3.45%, 10/15/2027*	41,000	36,838
MPLX LP
2.65%, 08/15/2030	69,000	57,764
NGPL PipeCo LLC
3.25%, 07/15/2031*	25,000	20,664
Sabine Pass Liquefaction LLC
5.63%, 03/01/2025	65,000	64,975
Targa Resources Corp.
4.20%, 02/01/2033	20,000	17,652
TransCanada PipeLines, Ltd.
4.10%, 04/15/2030	37,000	34,338
		695,359

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
REITS — 0.7%
American Tower Corp.
1.50%, 01/31/2028	$ 47,000	$ 39,836
2.95%, 01/15/2051	57,000	35,190
3.10%, 06/15/2050	88,000	56,348
Brixmor Operating Partnership LP
2.25%, 04/01/2028	30,000	25,371
2.50%, 08/16/2031	15,000	11,677
Corporate Office Properties LP
2.75%, 04/15/2031	36,000	26,841
CubeSmart LP
2.00%, 02/15/2031	85,000	66,596
Equinix, Inc.
2.90%, 11/18/2026	85,000	78,390
Healthcare Realty Holdings LP
2.00%, 03/15/2031	56,000	42,913
Healthpeak Properties, Inc.
2.13%, 12/01/2028	38,000	32,176
2.88%, 01/15/2031	56,000	47,537
Life Storage LP
2.40%, 10/15/2031	35,000	27,893
Mid-America Apartments LP
3.60%, 06/01/2027	19,000	18,121
Physicians Realty LP
2.63%, 11/01/2031	15,000	11,737
Public Storage
1.95%, 11/09/2028	18,000	15,624
Realty Income Corp.
4.85%, 03/15/2030	40,000	39,130
Sabra Health Care LP
3.20%, 12/01/2031	25,000	18,480
Safehold Operating Partnership LP
2.85%, 01/15/2032	46,000	35,533
Scentre Group Trust 1/Scentre Group Trust 2
3.63%, 01/28/2026*	140,000	133,847
UDR, Inc.
2.10%, 08/01/2032	57,000	43,628
WP Carey, Inc.
2.40%, 02/01/2031	141,000	112,883
		919,751
Retail — 0.2%
Alimentation Couche-Tard, Inc.
3.44%, 05/13/2041*	35,000	25,128
3.63%, 05/13/2051*	35,000	23,755
AutoZone, Inc.
3.63%, 04/15/2025	84,000	81,560
Home Depot, Inc.
4.95%, 09/15/2052#	23,000	22,313
Lowe's Cos., Inc.
3.70%, 04/15/2046	67,000	50,486
Starbucks Corp.
4.80%, 02/15/2033	50,000	49,769
		253,011
Semiconductors — 0.2%
Analog Devices, Inc.
2.80%, 10/01/2041	26,000	19,271
Broadcom, Inc.
3.19%, 11/15/2036*	10,000	7,483
Intel Corp.
5.63%, 02/10/2043	15,000	14,997
5.70%, 02/10/2053	20,000	19,757
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
KLA Corp.
3.30%, 03/01/2050	$ 105,000	$ 77,780
Microchip Technology, Inc.
0.98%, 09/01/2024	8,000	7,536
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.50%, 05/11/2031	40,000	32,609
3.25%, 05/11/2041	40,000	28,598
QUALCOMM, Inc.
4.50%, 05/20/2052	20,000	17,791
Texas Instruments, Inc.
5.05%, 05/18/2063	28,000	27,381
Xilinx, Inc.
2.38%, 06/01/2030	71,000	61,431
		314,634
Software — 0.3%
Activision Blizzard, Inc.
1.35%, 09/15/2030	28,000	22,387
Oracle Corp.
3.80%, 11/15/2037	70,000	56,874
4.90%, 02/06/2033	40,000	38,637
5.55%, 02/06/2053	30,000	28,015
Roper Technologies, Inc.
1.75%, 02/15/2031	29,000	22,941
Take-Two Interactive Software, Inc.
3.70%, 04/14/2027	52,000	49,666
VMware, Inc.
1.40%, 08/15/2026	47,000	41,619
4.70%, 05/15/2030	94,000	89,371
Workday, Inc.
3.50%, 04/01/2027	35,000	33,421
		382,931
Telecommunications — 0.4%
AT&T, Inc.
2.75%, 06/01/2031	180,000	152,247
3.50%, 06/01/2041	87,000	66,393
3.55%, 09/15/2055	30,000	20,639
Rogers Communications, Inc.
4.55%, 03/15/2052*	20,000	15,883
Sprint Capital Corp.
6.88%, 11/15/2028	15,000	16,036
Sprint Corp.
7.63%, 03/01/2026	11,000	11,500
T-Mobile USA, Inc.
5.05%, 07/15/2033	50,000	49,302
Verizon Communications, Inc.
2.65%, 11/20/2040	57,000	39,128
3.15%, 03/22/2030	151,000	135,024
		506,152
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.
3.90%, 11/19/2029	47,000	42,889
Transportation — 0.0%
Canadian Pacific Railway Co.
4.70%, 05/01/2048	22,000	19,743
Total Corporate Bonds & Notes (cost $17,445,872)		14,544,718

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES — 4.8%
Auto Loan Receivables — 1.2%
ACC Auto Trust
Series 2021-A, Class A 1.08%, 04/15/2027*	$ 4,764	$ 4,744
Series 2021-A, Class B 1.79%, 04/15/2027*	105,000	102,987
CPS Auto Receivables Trust
Series 2021-A, Class C 0.83%, 09/15/2026*	76,198	75,731
Series 2021-B, Class C 1.23%, 03/15/2027*	89,408	87,704
Series 2022-C, Class B 4.88%, 04/15/2030*	120,000	118,121
Credito Real USA Auto Receivables Trust
Series 2021-1A, Class A 1.35%, 02/16/2027*	9,097	8,957
Drive Auto Receivables Trust
Series 2021-1, Class D 1.45%, 01/16/2029	120,000	113,062
DT Auto Owner Trust
Series 2021-1A, Class C 0.84%, 10/15/2026*	49,444	48,000
Series 2019-4A, Class D 2.85%, 07/15/2025*	56,471	55,721
Series 2022-2A, Class D 5.46%, 03/15/2028*	55,000	53,706
Series 2023-1A, Class C 5.55%, 10/16/2028*	110,000	108,977
Series 2023-2A, Class D 6.62%, 02/15/2029*	60,000	59,865
Exeter Automobile Receivables Trust
Series 2021-1A, Class C 0.74%, 01/15/2026	103,244	101,810
Series 2021-2A, Class C 0.98%, 06/15/2026	86,610	84,527
Series 2022-4A, Class D 5.98%, 12/15/2028	120,000	118,264
Series 2022-5A, Class C 6.51%, 12/15/2027	75,000	75,656
FHF Trust
Series 2021-1A, Class A 1.27%, 03/15/2027*	20,792	19,963
Series 2023-1A, Class A2 6.57%, 06/15/2028*	100,000	99,616
Flagship Credit Auto Trust
Series 2021-2, Class A 0.37%, 12/15/2026*	24,824	24,558
Series 2021-1, Class B 0.68%, 02/16/2027*	50,393	49,641
GLS Auto Receivables Issuer Trust
Series 2021-2A, Class B 0.77%, 09/15/2025*	26,300	26,135
Lendbuzz Securitization Trust
Series 2021-1A, Class A 1.46%, 06/15/2026*	51,281	49,039
Santander Drive Auto Receivables Trust
Series 2023-1, Class C 5.09%, 05/15/2030	70,000	69,103
Tricolor Auto Securitization Trust
Series 2021-1A, Class C 1.33%, 09/16/2024*	12,125	12,110
Security Description	Shares or Principal Amount	Value

Auto Loan Receivables (continued)
US Auto Funding
Series 2021-1A, Class B 1.49%, 03/17/2025*	$ 52,741	$ 52,078
Veros Auto Receivables Trust
Series 2021-1, Class A 0.92%, 10/15/2026*	9,521	9,455
		1,629,530
Credit Card Receivables — 0.2%
Mission Lane Credit Card Master Trust
Series 2021-A, Class A 1.59%, 09/15/2026*	110,000	109,445
World Financial Network Credit Card Master Trust
Series 2023-A, Class A 5.02%, 03/15/2030	110,000	109,369
		218,814
Other Asset Backed Securities — 3.4%
Accelerated LLC
Series 2021-1H, Class B 1.90%, 10/20/2040*	38,894	35,118
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 1.94%, 08/15/2046*	95,000	83,697
AMSR Trust
Series 2020-SFR4, Class E2 2.46%, 11/17/2037*	100,000	89,457
Series 2020-SFR3, Class E2 2.76%, 09/17/2037*	100,000	91,062
Series 2020-SFR2, Class E2 4.28%, 07/17/2037*	145,000	137,265
Business Jet Securities LLC
Series 2021-1A, Class A 2.16%, 04/15/2036*	75,645	69,594
Series 2021-1A, Class B 2.92%, 04/15/2036*	106,368	94,275
Series 2020-1A, Class A 2.98%, 11/15/2035*	51,858	49,042
Series 2022-1A, Class A 4.46%, 06/15/2037*	85,814	82,347
Crossroads Asset Trust
Series 2021-A, Class B 1.12%, 06/20/2025*	141,863	140,589
DataBank Issuer LLC
Series 2021-1A, Class A2 2.06%, 02/27/2051*	175,000	155,045
Diamond Resorts Owner Trust
Series 2021-1A, Class A 1.51%, 11/21/2033*	69,482	63,886
Series 2021-1A, Class C 2.70%, 11/21/2033*	38,215	34,838
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class B 1.74%, 08/27/2035*	61,005	54,505
FirstKey Homes Trust
Series 2021-SFR2, Class E1 2.26%, 09/17/2038*	155,000	132,842
Series 2022-SFR1, Class E1 5.00%, 05/17/2039*	100,000	93,397
FMC GMSR Issuer Trust VRS
Series 2021-GT2, Class A 3.85%, 10/25/2026*(1)	100,000	86,122

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Home Partners of America Trust
Series 2021-2, Class C 2.40%, 12/17/2026*	$ 125,533	$ 110,641
Series 2021-3, Class D 3.00%, 01/17/2041*	92,547	77,791
Lendingpoint Asset Securitization Trust
Series 2021-B, Class B 1.68%, 02/15/2029*	92,714	91,069
Mariner Finance Issuance Trust
Series 2021-AA, Class A 1.86%, 03/20/2036*	130,000	115,269
Marlette Funding Trust
Series 2021-1A, Class B 1.00%, 06/16/2031*	10,679	10,640
MVW LLC
Series 2021-2A, Class C 2.23%, 05/20/2039*	102,809	91,637
NRZ Excess Spread-Collateralized Notes
Series 2021-FNT1, Class A 2.98%, 03/25/2026*	84,596	76,313
Series 2021-FNT2, Class A 3.23%, 05/25/2026*	131,484	118,088
Octane Receivables Trust
Series 2021-1A, Class A 0.93%, 03/22/2027*	28,521	27,648
Oportun Funding XIV LLC
Series 2021-A, Class A 1.21%, 03/08/2028*	87,277	83,195
Series 2021-A, Class B 1.76%, 03/08/2028*	213,829	202,756
Oportun Issuance Trust
Series 2021-B, Class A 1.47%, 05/08/2031*	255,000	231,440
Pagaya AI Debt Selection Trust
Series 2021-3, Class A 1.15%, 05/15/2029*	34,863	34,444
Series 2021-1, Class A 1.18%, 11/15/2027*	24,673	24,569
Series 2021-HG1, Class A 1.22%, 01/16/2029*	79,664	75,976
PRET LLC VRS
Series 2021-RN4, Class A1 2.49%, 10/25/2051*(1)	112,093	103,469
Pretium Mtg. Credit Partners I LLC
Series 2021-NPL1, Class A1 2.24%, 09/27/2060*(2)	131,149	124,395
Progress Residential Trust
Series 2021-SFR2, Class D 2.20%, 04/19/2038*	267,000	235,205
Series 2020-SFR1, Class E 3.03%, 04/17/2037*	115,000	107,026
Regional Management Issuance Trust
Series 2021-1, Class A 1.68%, 03/17/2031*	125,000	115,468
Republic Finance Issuance Trust
Series 2021-A, Class A 2.30%, 12/22/2031*	189,000	173,983
Sierra Timeshare Receivables Funding LLC
Series 2021-2A, Class B 1.80%, 09/20/2038*	37,494	34,426
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Theorem Funding Trust
Series 2021-1A, Class A 1.21%, 12/15/2027*	$ 13,950	$ 13,822
Upstart Pass-Through Trust
Series 2021-ST2, Class A 2.50%, 04/20/2027*	29,461	28,274
VCAT LLC
Series 2021-NPL2, Class A1 2.12%, 03/27/2051*(2)	50,110	47,464
VOLT XCII LLC
Series 2021-NPL1, Class A1 1.89%, 02/27/2051*(2)	77,817	70,759
VOLT XCIII LLC
Series 2021-NPL2, Class A1 1.89%, 02/27/2051*(2)	216,836	197,476
VOLT XCIV LLC
Series 2021-NPL3, Class A1 2.24%, 02/27/2051*(2)	185,060	171,562
VOLT XCV LLC
Series 2021-NPL4, Class A1 2.24%, 03/27/2051*(2)	105,014	98,583
VOLT XCVI LLC
Series 2021-NPL5, Class A1 2.12%, 03/27/2051*(2)	130,711	123,348
VOLT XCVII LLC
Series 2021-NPL6, Class A1 2.24%, 04/25/2051*(2)	152,433	140,185
		4,650,002
Total Asset Backed Securities (cost $6,928,576)		6,498,346
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.3%
Commercial and Residential — 1.1%
ACRE Commercial Mtg., Ltd. FRS
Series 2021-FL4, Class A 5.94%, (1 ML+0.83%), 12/18/2037*	55,530	54,693
Series 2021-FL4, Class AS 6.21%, (1 ML+1.10%), 12/18/2037*	110,000	108,226
Ajax Mtg. Loan Trust
Series 2021-B, Class A 2.24%, 06/25/2066*(2)	97,209	91,152
Bayview Finance LLC CMO
1.84%, 07/12/2033(3)	45,974	45,285
BPR Trust FRS
Series 2021-KEN, Class A 6.42%, (1 ML+1.25%), 02/15/2029*	145,000	141,889
BXP Trust
Series 2017-GM, Class A 3.38%, 06/13/2039*	95,000	85,608
Cascade MH Asset Trust
Series 2021-MH1, Class A1 1.75%, 02/25/2046*	130,376	112,259
CFMT LLC VRS
Series 2021-HB5, Class A 0.80%, 02/25/2031*(1)	136,011	131,073
CSMC Trust VRS
Series 2021-RPL1, Class A1 1.67%, 09/27/2060*(1)	118,522	110,209
Legacy Mtg. Asset Trust
Series 2021-GS1, Class A1 1.89%, 10/25/2066*(2)	84,201	79,144

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
LHOME Mtg. Trust VRS
Series 2021-RTL1, Class A1 2.09%, 02/25/2026*(1)	$ 136,548	$ 133,951
PRPM LLC VRS
Series 2021-2, Class A1 2.12%, 03/25/2026*(1)	146,361	138,568
SLG Office Trust
Series 2021-OVA, Class A 2.59%, 07/15/2041*	110,000	89,221
Towd Point Mtg. Trust VRS
Series 2021-R1, Class A1 2.92%, 11/30/2060*(1)	220,742	182,950
		1,504,228
U.S. Government Agency — 2.2%
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2017-KGX1, Class BFX 3.59%, 10/25/2027*(1)	65,000	58,894
Series 2016-K58, Class B 3.74%, 09/25/2049*(1)	260,000	246,497
Series 2016-K56, Class B 3.95%, 06/25/2049*(1)	50,000	47,811
Federal Home Loan Mtg. Corp. Multifamily Structured Credit Risk FRS
Series 2021-MN2, Class M1 6.77%, (SOFR30A+1.80%), 07/25/2041*	98,303	91,341
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K727, Class X1 0.60%, 07/25/2024(1)(4)	9,415,661	42,824
Series K-150, Class A2 3.71%, 09/25/2032(1)	120,000	114,041
Federal Home Loan Mtg. Corp. REMIC
Series 3910, Class CU 4.00%, 03/15/2041	36,145	34,993
Federal Home Loan Mtg. Corp. SCRT
Series 2022-1, Class MTU 3.25%, 11/25/2061	49,314	43,561
Series 2018-1, Class M60C 3.50%, 05/25/2057	107,322	101,217
Series 2019-1, Class MT 3.50%, 07/25/2058	49,283	44,514
Series 2019-3, Class MB 3.50%, 10/25/2058	123,762	104,336
Series 2018-2, Class M55D 4.00%, 11/25/2057	178,487	169,751
Series 2018-4, Class M55D 4.00%, 03/25/2058	151,669	144,697
Series 2019-2, Class M55D 4.00%, 08/25/2058	159,128	151,373
Series 2019-3, Class M55D 4.00%, 10/25/2058	147,422	140,232
Series 2019-4, Class M55D 4.00%, 02/25/2059	53,553	50,933
Federal Home Loan Mtg. Corp. SCRT VRS
Series 2018-3, Class M55D 4.00%, 08/25/2057(1)	147,219	139,975
Federal National Mtg. Assoc. Grantor Trust
Series 2001-T12, Class A1 6.50%, 08/25/2041	86,144	87,162
Series 2002-T4, Class A1 6.50%, 12/25/2041	9,895	10,165
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Federal National Mtg. Assoc. REMIC
Series 2021-M3, Class 1A1 1.00%, 11/25/2033	$ 47,508	$ 44,721
Series 2018-72, Class VB 3.50%, 10/25/2031	169,156	161,748
Series 2019-7, Class CA 3.50%, 11/25/2057	212,960	202,001
Series 2017-35, Class VA 4.00%, 07/25/2028	81,093	78,926
Series 2002-W3, Class A4 6.50%, 11/25/2041	88,806	90,836
Series 2002-W8, Class A1 6.50%, 06/25/2042	45,635	47,903
Federal National Mtg. Assoc. REMIC VRS
Series 2022-M1S, Class A2 2.08%, 04/25/2032(1)	225,000	187,938
Series 2018-M10, Class A1 3.36%, 07/25/2028(1)	13,815	13,646
Series 2022-M2S, Class A1 3.75%, 05/25/2032(1)	118,715	114,458
Government National Mtg. Assoc. REMIC VRS
Series 2021-H14, Class YD 7.95%, 06/20/2071(1)	126,004	118,125
		2,884,619
Total Collateralized Mortgage Obligations (cost $4,815,210)		4,388,847
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 19.3%
U.S. Government — 10.0%
United States Treasury Bonds
1.13%, 05/15/2040 to 08/15/2040	2,132,000	1,377,549
1.38%, 11/15/2040 to 08/15/2050	1,759,000	1,084,598
1.63%, 11/15/2050	800,000	495,594
1.88%, 02/15/2051 to 11/15/2051	696,000	458,776
2.25%, 02/15/2052	803,000	579,164
2.38%, 02/15/2042	405,000	316,754
3.00%, 08/15/2052	445,000	378,198
3.13%, 02/15/2043	225,000	197,438
3.38%, 08/15/2042	265,000	242,133
3.88%, 05/15/2043	50,000	49,094
United States Treasury Bonds STRIPS
Zero Coupon, 05/15/2027 to 05/15/2041	1,660,000	1,241,230
United States Treasury Notes
0.38%, 12/31/2025	290,000	263,741
0.63%, 11/30/2027	292,000	253,470
0.75%, 01/31/2028	640,000	556,625
1.00%, 07/31/2028	850,000	739,400
1.25%, 05/31/2028	1,114,000	985,716
1.63%, 05/15/2031	805,000	694,124
1.88%, 02/15/2032#	615,000	534,473
2.75%, 07/31/2027 to 08/15/2032	1,040,000	971,322
2.88%, 04/30/2029	276,000	262,955
3.13%, 08/31/2027	580,000	563,008
3.13%, 08/31/2029#	879,000	848,372
3.25%, 06/30/2027	345,000	336,631
		13,430,365
U.S. Government Agency — 9.3%
Federal Home Loan Mtg. Corp.
1.80%, 11/01/2028	210,000	182,638
2.50%, 07/01/2050 to 02/01/2051	357,053	306,562
3.00%, 11/01/2050 to 01/01/2052	319,787	285,048
3.45%, 08/01/2032	247,491	229,715

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
3.50%, 05/01/2042 to 01/01/2050	$ 187,706	$ 175,497
3.80%, 10/01/2034	100,000	93,724
4.00%, 01/01/2052	58,749	55,559
4.50%, 05/01/2052	52,614	51,902
Federal National Mtg. Assoc.
1.38%, 01/01/2031	300,000	242,919
1.56%, 12/01/2030	247,880	206,576
1.93%, 06/01/2035	103,448	82,766
1.95%, 10/01/2029	400,000	345,647
2.50%, 01/01/2052	117,678	100,931
2.70%, 07/01/2026	149,659	141,353
2.97%, 08/01/2026	160,000	152,122
3.00%, 05/01/2050 to 02/01/2052	744,217	663,490
3.10%, 10/01/2032	139,000	125,890
3.14%, 07/01/2032	85,000	78,192
3.15%, 09/01/2033	105,000	93,578
3.30%, 07/01/2032	234,000	213,963
3.41%, 03/01/2033	107,000	97,817
3.45%, 08/01/2033	140,000	128,520
3.50%, 02/01/2052 to 11/01/2059	230,670	214,654
3.68%, 01/01/2032	160,000	151,088
3.77%, 12/01/2025	35,646	34,783
3.81%, 10/01/2032	140,000	133,018
3.97%, 01/01/2029	210,000	205,426
4.00%, 06/01/2049 to 08/01/2059	1,034,713	988,481
4.05%, 07/01/2032	100,000	97,133
4.12%, 11/01/2032	155,000	151,338
4.18%, 11/01/2030	35,466	34,468
4.34%, 01/01/2029	55,124	55,301
4.41%, 01/01/2033	165,000	163,744
4.45%, 12/01/2032	155,000	154,630
4.50%, 05/01/2052	150,151	147,636
4.74%, 04/01/2031	130,000	132,479
4.76%, 01/01/2030	378,000	383,441
4.83%, 12/01/2029	221,000	224,879
4.93%, 10/01/2032	113,000	116,761
4.97%, 09/01/2029	200,000	205,925
5.07%, 03/01/2028	68,270	70,231
5.35%, 11/01/2027	249,256	257,605
6.00%, 06/01/2052	59,427	60,532
Government National Mtg. Assoc.
2.50%, 12/20/2050	202,493	173,556
3.00%, 02/20/2051 to 07/20/2051	2,031,097	1,838,179
3.50%, 01/20/2051 to 02/20/2052	2,045,036	1,895,580
4.00%, 05/20/2038 to 08/20/2052	404,253	385,259
4.50%, 12/20/2031 to 05/20/2052	138,667	135,693
		12,466,229
Total U.S. Government & Agency Obligations (cost $29,100,460)		25,896,594
MUNICIPAL SECURITIES — 0.0%
Texas Natural Gas Securitization Finance Corp. Series 2023-1, Class A2
5.17%, 04/01/2041 (cost $30,000)	30,000	31,489
Security Description	Shares or Principal Amount	Value
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50%, 04/04/2016† (cost $0)	44,000	$ 88
Total Long-Term Investment Securities (cost $133,933,195)		132,291,113
SHORT-TERM INVESTMENTS — 0.2%
Unaffiliated Investment Companies — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio 5.11%(5)(6) (cost $244,500)	244,500	244,500
REPURCHASE AGREEMENTS — 1.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.52% dated 05/31/2023, to be repurchased 06/01/2023 in the amount of $2,151,183 and collateralized by $2,103,200 of United States Treasury Inflation Indexed Notes, bearing interest at 0.13% due 10/15/2026 and having an approximate value of $2,194,186 (cost $2,151,092)	$2,151,092	2,151,092
TOTAL INVESTMENTS (cost $136,328,787)(7)	100.1%	134,686,705
Other assets less liabilities	(0.1)	(163,356)
NET ASSETS	100.0%	$134,523,349
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Asset Allocation Fund has no right to demand registration of these securities. At May 31, 2023, the aggregate value of these securities was $10,677,308 representing 7.9% of net assets.
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of May 31, 2023.
(3)	Securities classified as Level 3 (see Note 2).
(4)	Interest Only
(5)	The rate shown is the 7-day yield as of May 31, 2023.
(6)	At May 31, 2023, the Fund had loaned securities with a total value of $1,656,290. This was secured by collateral of $244,500, which was received in cash and subsequently invested in short-term investments currently valued at $244,500 as reported in the Portfolio of Investments. Additional collateral of $1,475,975 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2023
Federal Home Loan Mtg. Corp.	1.50% to 5.85%	11/25/2033 to 01/15/2055	$428,243
Federal National Mtg. Assoc.	1.50% to 5.50%	10/25/2033 to 12/25/2057	225,277
Government National Mtg. Assoc.	3.15% to 5.56%	07/20/2046 to 05/16/2063	543,646
United States Treasury Bills	0.00%	06/08/2023 to 03/21/2024	2,347
United States Treasury Notes/Bonds	0.25% to 4.75%	09/30/2023 to 08/15/2052	276,462
(7)	See Note 5 for cost of investments on a tax basis.

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

1 ML—1 Month USD LIBOR
DAC—Designated Activity Company
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at May 31, 2023 and unless noted otherwise, the dates shown are the original maturity dates.
The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$80,931,031	$ —	$ —	$ 80,931,031
Corporate Bonds & Notes	—	14,544,718	—	14,544,718
Asset Backed Securities	—	6,498,346	—	6,498,346
Collateralized Mortgage Obligations:
Commercial and Residential	—	1,458,943	45,285	1,504,228
Other Industries	—	2,884,619	—	2,884,619
U.S. Government & Agency Obligations	—	25,896,594	—	25,896,594
Municipal Securities	—	31,489	—	31,489
Escrows and Litigation Trusts	—	88	—	88
Short-Term Investments	244,500	—	—	244,500
Repurchase Agreements	—	2,151,092	—	2,151,092
Total Investments at Value	$81,175,531	$53,465,889	$45,285	$134,686,705
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Financial Statements

VALIC Company I Capital Appreciation Fund
PORTFOLIO PROFILE — May 31, 2023— (unaudited)

Industry Allocation*
Software	20.9%
Internet	17.0
Semiconductors	10.3
Computers	10.1
Retail	5.5
Diversified Financial Services	4.9
Beverages	4.0
Commercial Services	3.9
Pharmaceuticals	3.5
Biotechnology	3.4
Healthcare-Services	2.4
Short-Term Investments	1.7
Miscellaneous Manufacturing	1.4
Auto Manufacturers	1.3
Telecommunications	1.2
Cosmetics/Personal Care	1.1
Environmental Control	1.1
Leisure Time	1.0
Food	0.8
Oil & Gas Services	0.8
Insurance	0.7
Hand/Machine Tools	0.7
Metal Fabricate/Hardware	0.6
Packaging & Containers	0.5
Transportation	0.5
Electrical Components & Equipment	0.4
Oil & Gas	0.4
100.1%
*	Calculated as a percentage of net assets

VALIC Company I Capital Appreciation Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.4%
Auto Manufacturers — 1.3%
Tesla, Inc.†	3,958	$ 807,155
Beverages — 4.0%
Monster Beverage Corp.†	19,063	1,117,473
PepsiCo, Inc.	7,386	1,346,837
		2,464,310
Biotechnology — 3.4%
Exelixis, Inc.†	23,337	449,937
Incyte Corp.†	7,285	448,392
Vertex Pharmaceuticals, Inc.†	3,664	1,185,561
		2,083,890
Commercial Services — 3.9%
Booz Allen Hamilton Holding Corp.	3,948	397,090
FleetCor Technologies, Inc.†	2,901	657,221
PayPal Holdings, Inc.†	13,742	851,867
WillScot Mobile Mini Holdings Corp.†	11,310	487,235
		2,393,413
Computers — 10.1%
Apple, Inc.	33,650	5,964,462
Crowdstrike Holdings, Inc., Class A†	1,483	237,473
		6,201,935
Cosmetics/Personal Care — 1.1%
Estee Lauder Cos., Inc., Class A	3,813	701,706
Diversified Financial Services — 4.9%
American Express Co.	2,871	455,226
Charles Schwab Corp.	10,264	540,810
Mastercard, Inc., Class A	5,468	1,995,929
		2,991,965
Electrical Components & Equipment — 0.4%
Acuity Brands, Inc.	1,739	262,050
Environmental Control — 1.1%
Waste Management, Inc.	4,215	682,493
Food — 0.8%
Hershey Co.	1,809	469,797
Hand/Machine Tools — 0.7%
Snap-on, Inc.	1,721	428,288
Healthcare-Services — 2.4%
UnitedHealth Group, Inc.	3,048	1,485,108
Insurance — 0.7%
Progressive Corp.	3,415	436,813
Internet — 17.0%
Alphabet, Inc., Class A†	7,202	884,910
Alphabet, Inc., Class C†	24,759	3,054,518
Amazon.com, Inc.†	26,140	3,151,961
Expedia Group, Inc.†	5,996	573,877
F5, Inc.†	1,027	151,564
GoDaddy, Inc., Class A†	10,105	741,505
Meta Platforms, Inc., Class A†	6,607	1,749,005
Pinterest, Inc., Class A†	7,517	179,957
		10,487,297
Leisure Time — 1.0%
YETI Holdings, Inc.†	16,411	600,150
Metal Fabricate/Hardware — 0.6%
Valmont Industries, Inc.	1,361	356,949
Security Description	Shares or Principal Amount	Value

Miscellaneous Manufacturing — 1.4%
Axon Enterprise, Inc.†	3,140	$ 605,738
ITT, Inc.	3,201	243,788
		849,526
Oil & Gas — 0.4%
EOG Resources, Inc.	2,427	260,393
Oil & Gas Services — 0.8%
Halliburton Co.	16,305	467,138
Packaging & Containers — 0.5%
Sealed Air Corp.	7,550	285,767
Pharmaceuticals — 3.5%
Cigna Group	3,301	816,700
Eli Lilly & Co.	2,184	937,941
Neurocrine Biosciences, Inc.†	4,751	425,357
		2,179,998
Retail — 5.5%
AutoZone, Inc.†	376	897,452
Lowe's Cos., Inc.	2,223	447,112
Starbucks Corp.	9,897	966,343
Ulta Beauty, Inc.†	1,791	734,006
Williams-Sonoma, Inc.	3,287	373,107
		3,418,020
Semiconductors — 10.3%
Advanced Micro Devices, Inc.†	5,302	626,749
Broadcom, Inc.	2,496	2,016,668
NVIDIA Corp.	5,446	2,060,440
QUALCOMM, Inc.	11,250	1,275,863
Texas Instruments, Inc.	2,230	387,752
		6,367,472
Software — 20.9%
Adobe, Inc.†	4,135	1,727,562
Autodesk, Inc.†	1,902	379,240
Dropbox, Inc., Class A†	23,119	532,199
Electronic Arts, Inc.	8,010	1,025,280
Microsoft Corp.	17,355	5,699,209
MSCI, Inc.	875	411,714
New Relic, Inc.†	5,052	355,913
ServiceNow, Inc.†	1,750	953,365
Veeva Systems, Inc., Class A†	5,807	962,220
Workday, Inc., Class A†	3,867	819,765
		12,866,467
Telecommunications — 1.2%
Motorola Solutions, Inc.	2,581	727,636
Transportation — 0.5%
Landstar System, Inc.	1,605	281,485
Total Long-Term Investment Securities (cost $46,402,872)		60,557,221

VALIC Company I Capital Appreciation Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.7%
Unaffiliated Investment Companies — 1.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.02%(1) (cost $1,045,020)	1,045,020	$ 1,045,020
TOTAL INVESTMENTS (cost $47,447,892)(2)	100.1%	61,602,241
Other assets less liabilities	(0.1)	(91,440)
NET ASSETS	100.0%	$61,510,801
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of May 31, 2023.
(2)	See Note 5 for cost of investments on a tax basis.
The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$60,557,221	$—	$—	$60,557,221
Short-Term Investments	1,045,020	—	—	1,045,020
Total Investments at Value	$61,602,241	$—	$—	$61,602,241
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I Conservative Growth Lifestyle Fund
PORTFOLIO PROFILE — May 31, 2023— (unaudited)

Industry Allocation*
Domestic Fixed Income Investment Companies	67.2%
Domestic Equity Investment Companies	24.3
International Equity Investment Companies	7.8
Short-Term Investments	0.7
100.0%
*	Calculated as a percentage of net assets

VALIC Company I Conservative Growth Lifestyle Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 99.3%
Domestic Fixed Income Investment Companies — 67.2%
VALIC Company I Core Bond Fund (cost $227,099,300)	21,250,334	$204,003,207
Domestic Equity Investment Companies — 24.3%
VALIC Company I Large Capital Growth Fund	365,167	6,251,657
VALIC Company I Small Cap Growth Fund	453,440	6,071,559
VALIC Company I Small Cap Value Fund	575,584	5,928,513
VALIC Company I Stock Index Fund	794,450	35,384,818
VALIC Company I Systematic Growth Fund	744,330	10,547,151
VALIC Company I Systematic Value Fund	835,955	9,688,725
Total Domestic Equity Investment Companies (cost $76,599,934)		73,872,423
International Equity Investment Companies — 7.8%
VALIC Company I International Equities Index Fund (cost $21,479,457)	3,234,671	23,613,099
Total Long-Term Investment Securities (cost $325,178,691)		301,488,729
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.7%
Unaffiliated Investment Companies — 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.02%(2) (cost $2,070,288)	2,070,288	$ 2,070,288
TOTAL INVESTMENTS (cost $327,248,979)(3)	100.0%	303,559,017
Other assets less liabilities	(0.0)	(45,461)
NET ASSETS	100.0%	$303,513,556
#	The VALIC Company I Conservative Growth Lifestyle Fund invests in various VALIC Company I Funds. Additional information on the underlying funds including such funds' prospectuses and shareholder reports are available at our website, www.corebridgefinancial.com/rs.
(1)	See Note 3.
(2)	The rate shown is the 7-day yield as of May 31, 2023.
(3)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$301,488,729	$—	$—	$301,488,729
Short-Term Investments	2,070,288	—	—	2,070,288
Total Investments at Value	$303,559,017	$—	$—	$303,559,017
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I Core Bond Fund
PORTFOLIO PROFILE — May 31, 2023— (unaudited)

Industry Allocation*
U.S. Government & Agency Obligations	59.4%
Banks	8.3
Electric	3.2
Pharmaceuticals	1.7
Telecommunications	1.4
Oil & Gas	1.4
Short-Term Investments	1.3
Pipelines	1.3
Insurance	1.3
Collateralized Mortgage Obligations	1.2
Food	1.1
Media	1.1
Healthcare-Services	1.0
Diversified Financial Services	0.9
Chemicals	0.9
Computers	0.7
REITS	0.7
Commercial Services	0.7
Auto Loan Receivables	0.6
Retail	0.6
Auto Manufacturers	0.6
Credit Card Receivables	0.6
Foreign Government Obligations	0.6
Semiconductors	0.5
Software	0.5
Transportation	0.5
Multi-National	0.5
Electronics	0.5
Packaging & Containers	0.4
Machinery-Diversified	0.4
Beverages	0.4
Machinery-Construction & Mining	0.4
Cosmetics/Personal Care	0.4
Biotechnology	0.4
Aerospace/Defense	0.3
Entertainment	0.3
Internet	0.3
Lodging	0.3
Trucking & Leasing	0.3
Leisure Time	0.3
Forest Products & Paper	0.2
Environmental Control	0.2
Oil & Gas Services	0.2
Gas	0.2
Iron/Steel	0.2
Other Asset Backed Securities	0.2
Miscellaneous Manufacturing	0.2
Mining	0.2
Healthcare-Products	0.2
Airlines	0.2
Oil Field Machinery & Equipment	0.2
Building Materials	0.1
Savings & Loans	0.1
Real Estate	0.1
Hand/Machine Tools	0.1
Investment Companies	0.1
Engineering & Construction	0.1
100.1%
Credit Quality†#
Aaa	62.2%
Aa	1.3
A	11.1
Baa	16.6

Ba	2.7%
B	2.6
Caa	0.4
Not Rated@	3.1
100.0%
*	Calculated as a percentage of net assets
†	Source: Moody’s
#	Calculated as percentage of total debt issues, excluding short-term securities.
@	Represent debt issues that either have no rating, or the rating is unavailable from the data

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 36.0%
Aerospace/Defense — 0.3%
BAE Systems Holdings, Inc.
3.85%, 12/15/2025*	$ 1,314,000	$ 1,269,336
Boeing Co.
3.38%, 06/15/2046#	1,242,000	857,888
5.93%, 05/01/2060	2,503,000	2,439,723
Lockheed Martin Corp.
2.80%, 06/15/2050	15,000	10,531
4.45%, 05/15/2028#	1,561,000	1,557,351
Northrop Grumman Corp.
4.95%, 03/15/2053	931,000	886,260
Raytheon Technologies Corp.
5.38%, 02/27/2053	1,223,000	1,237,736
Rolls-Royce PLC
5.75%, 10/15/2027*	711,000	692,044
Spirit AeroSystems, Inc.
7.50%, 04/15/2025*	568,000	560,903
		9,511,772
Airlines — 0.2%
Air Canada
3.88%, 08/15/2026*	540,000	501,275
American Airlines, Inc.
7.25%, 02/15/2028*	720,000	704,534
11.75%, 07/15/2025*	810,000	887,262
British Airways Pass Through Trust
2.90%, 09/15/2036*	1,660,702	1,402,154
United Airlines, Inc.
4.63%, 04/15/2029*	1,255,000	1,136,832
		4,632,057
Auto Manufacturers — 0.6%
Daimler Truck Finance North America LLC
5.13%, 01/19/2028*#	1,097,000	1,093,853
5.20%, 01/17/2025*	1,060,000	1,056,440
Daimler Trucks Finance North America LLC
2.50%, 12/14/2031*	444,000	362,469
Ford Motor Co.
3.25%, 02/12/2032	450,000	341,943
4.75%, 01/15/2043	628,000	464,020
Ford Motor Credit Co. LLC
2.90%, 02/16/2028	1,162,000	981,095
4.00%, 11/13/2030	3,507,000	2,946,899
4.95%, 05/28/2027	555,000	519,478
5.11%, 05/03/2029	402,000	368,041
7.35%, 11/04/2027 to 03/06/2030	561,000	565,383
General Motors Co.
5.40%, 10/15/2029	1,463,000	1,432,459
General Motors Financial Co., Inc.
2.70%, 06/10/2031	1,260,000	1,000,504
2.75%, 06/20/2025	2,243,000	2,126,004
Mercedes-Benz Finance North America LLC
4.80%, 03/30/2028*	2,145,000	2,139,982
5.38%, 11/26/2025*	2,047,000	2,063,263
		17,461,833
Auto Parts & Equipment — 0.0%
ZF North America Capital, Inc.
6.88%, 04/14/2028*	152,000	152,671
7.13%, 04/14/2030*	152,000	153,076
		305,747
Security Description	Shares or Principal Amount	Value

Banks — 8.3%
Banco Santander SA
1.72%, 09/14/2027	$ 1,800,000	$ 1,572,484
3.89%, 05/24/2024	2,000,000	1,961,686
5.29%, 08/18/2027	1,600,000	1,582,284
Bank Hapoalim BM
3.26%, 01/21/2032*	2,690,000	2,279,678
Bank of America Corp.
0.98%, 09/25/2025	3,200,000	2,999,013
2.46%, 10/22/2025	5,567,000	5,310,875
3.31%, 04/22/2042	1,976,000	1,481,017
3.38%, 04/02/2026	1,355,000	1,303,734
3.85%, 03/08/2037	5,313,000	4,539,455
4.08%, 04/23/2040#	2,734,000	2,306,150
4.18%, 11/25/2027	2,893,000	2,773,196
4.57%, 04/27/2033	850,000	798,449
6.11%, 01/29/2037	2,459,000	2,573,948
Bank of Montreal
3.70%, 06/07/2025	1,356,000	1,314,294
Bank of Nova Scotia
4.59%, 05/04/2037	2,940,000	2,553,341
BankUnited, Inc.
4.88%, 11/17/2025	3,263,000	2,729,719
5.13%, 06/11/2030	5,899,000	4,188,536
Barclays PLC
3.56%, 09/23/2035	3,749,000	2,965,203
BNP Paribas SA
1.32%, 01/13/2027*	1,515,000	1,351,489
1.68%, 06/30/2027*	3,393,000	3,005,136
BPCE SA
3.58%, 10/19/2042*	1,684,000	1,123,078
Citigroup, Inc.
2.57%, 06/03/2031	753,000	630,431
2.67%, 01/29/2031	438,000	372,438
2.90%, 11/03/2042	647,000	454,557
3.67%, 07/24/2028	380,000	357,196
4.45%, 09/29/2027	3,548,000	3,409,154
5.61%, 09/29/2026	2,292,000	2,308,440
5.88%, 02/22/2033	3,058,000	3,102,740
6.00%, 10/31/2033	4,843,000	4,953,856
6.17%, 05/25/2034	840,000	851,884
Citizens Financial Group, Inc.
2.64%, 09/30/2032	5,706,000	3,913,656
Cooperatieve Rabobank UA
1.00%, 09/24/2026*	5,601,000	5,023,690
Credit Agricole SA
1.25%, 01/26/2027*	1,568,000	1,394,571
Credit Suisse AG
7.50%, 02/15/2028	1,298,000	1,374,842
Credit Suisse Group AG
9.02%, 11/15/2033*	484,000	574,063
Danske Bank A/S
0.98%, 09/10/2025*	2,230,000	2,078,500
3.24%, 12/20/2025*	2,650,000	2,524,616
Deutsche Bank AG
2.55%, 01/07/2028	1,583,000	1,376,427
3.74%, 01/07/2033	4,166,000	3,016,522
6.72%, 01/18/2029	274,000	275,095
7.08%, 02/10/2034	498,000	455,522
Fifth Third Bank NA
5.85%, 10/27/2025	1,049,000	1,023,934
First Horizon Bank
5.75%, 05/01/2030#	5,696,000	4,835,307

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
Goldman Sachs Group, Inc.
1.54%, 09/10/2027	$ 2,462,000	$ 2,171,573
2.38%, 07/21/2032	1,761,000	1,417,906
3.21%, 04/22/2042	1,648,000	1,206,475
3.50%, 11/16/2026	3,779,000	3,581,753
3.80%, 03/15/2030	695,000	644,245
5.70%, 11/01/2024	2,285,000	2,290,440
6.75%, 10/01/2037	3,901,000	4,163,349
HSBC Holdings PLC
0.73%, 08/17/2024	2,401,000	2,371,776
2.25%, 11/22/2027	3,040,000	2,703,723
4.18%, 12/09/2025	2,674,000	2,610,145
6.16%, 03/09/2029	2,100,000	2,141,207
6.33%, 03/09/2044	1,108,000	1,147,018
8.11%, 11/03/2033	1,710,000	1,901,166
Huntington National Bank
4.55%, 05/17/2028	2,502,000	2,326,328
ING Groep NV
1.40%, 07/01/2026*	3,627,000	3,317,373
4.63%, 01/06/2026*	1,185,000	1,163,331
Intesa Sanpaolo SpA
4.95%, 06/01/2042*	2,664,000	1,710,825
JPMorgan Chase & Co.
0.65%, 09/16/2024	3,166,000	3,118,310
1.58%, 04/22/2027	1,060,000	952,373
2.01%, 03/13/2026	7,002,000	6,588,120
2.07%, 06/01/2029	521,000	450,802
2.53%, 11/19/2041	7,157,000	4,876,619
2.55%, 11/08/2032	833,000	682,772
3.54%, 05/01/2028	2,662,000	2,512,841
4.91%, 07/25/2033#	827,000	813,266
5.72%, 09/14/2033	3,068,000	3,104,712
6.13%, 04/30/2024(1)	2,469,000	2,427,312
KeyBank NA
5.85%, 11/15/2027	1,646,000	1,527,282
Lloyds Banking Group PLC
5.87%, 03/06/2029	1,069,000	1,077,227
Manufacturers & Traders Trust Co.
4.70%, 01/27/2028	800,000	748,614
Mitsubishi UFJ Financial Group, Inc.
2.19%, 02/25/2025	1,378,000	1,300,798
4.79%, 07/18/2025	2,528,000	2,501,097
Mizuho Financial Group, Inc.
2.56%, 09/13/2025	4,524,000	4,329,750
Morgan Stanley
1.16%, 10/21/2025	1,225,000	1,144,025
1.51%, 07/20/2027	3,371,000	3,001,936
2.48%, 09/16/2036	339,000	255,865
3.22%, 04/22/2042	1,897,000	1,417,693
3.62%, 04/01/2031	724,000	654,394
4.68%, 07/17/2026	749,000	740,666
5.30%, 04/20/2037	3,358,000	3,197,290
Morgan Stanley VRS
3.59%, 07/22/2028(2)	3,705,000	3,458,940
National Bank of Canada
0.55%, 11/15/2024	1,995,000	1,945,926
NatWest Group PLC
1.64%, 06/14/2027	1,815,000	1,606,560
3.03%, 11/28/2035	3,269,000	2,526,077
8.00%, 08/10/2025(1)	1,096,000	1,078,190
Nordea Bank Abp
5.38%, 09/22/2027*	1,556,000	1,549,572
Security Description	Shares or Principal Amount	Value

Banks (continued)
Regions Financial Corp.
7.38%, 12/10/2037	$ 2,600,000	$ 2,775,727
Signature Bank
4.00%, 10/15/2030	4,120,000	31,027
Societe Generale SA
3.63%, 03/01/2041*	1,420,000	890,668
7.88%, 12/18/2023*(1)	1,554,000	1,511,265
Swedbank AB
1.54%, 11/16/2026*	3,967,000	3,511,695
Synovus Bank/Columbus GA
5.63%, 02/15/2028	787,000	700,093
Texas Capital Bancshares, Inc.
4.00%, 05/06/2031	2,443,000	1,821,238
Truist Financial Corp.
4.26%, 07/28/2026	1,620,000	1,557,407
UBS Group AG
1.49%, 08/10/2027*	2,410,000	2,077,711
4.13%, 09/24/2025*	269,000	258,323
4.75%, 05/12/2028*	1,677,000	1,606,435
UniCredit SpA
2.57%, 09/22/2026*	3,353,000	3,030,973
5.46%, 06/30/2035*	316,000	266,495
US Bancorp
2.22%, 01/27/2028	1,462,000	1,303,652
2.49%, 11/03/2036	5,281,000	3,902,516
Valley National Bancorp
3.00%, 06/15/2031#	2,042,000	1,547,897
Wells Fargo & Co.
2.39%, 06/02/2028	952,000	851,137
3.07%, 04/30/2041	2,034,000	1,477,654
4.30%, 07/22/2027	5,953,000	5,736,819
4.61%, 04/25/2053	1,192,000	1,028,340
4.65%, 11/04/2044	1,085,000	921,348
5.61%, 01/15/2044	1,106,000	1,055,624
Zions Bancorp NA
3.25%, 10/29/2029	4,252,000	3,031,085
		232,372,997
Beverages — 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.90%, 02/01/2046	4,448,000	4,224,242
Anheuser-Busch InBev Worldwide, Inc.
4.60%, 04/15/2048	809,000	743,457
Brown-Forman Corp.
4.75%, 04/15/2033	1,020,000	1,022,522
Constellation Brands, Inc.
4.35%, 05/09/2027	835,000	819,690
5.00%, 02/02/2026	565,000	565,127
PepsiCo, Inc.
2.25%, 03/19/2025	1,538,000	1,476,324
3.60%, 02/18/2028	1,096,000	1,067,881
3.90%, 07/18/2032	1,261,000	1,219,964
4.00%, 03/05/2042	572,000	510,279
		11,649,486
Biotechnology — 0.4%
Amgen, Inc.
2.80%, 08/15/2041	2,129,000	1,495,174
3.15%, 02/21/2040	1,382,000	1,040,740
4.40%, 05/01/2045	571,000	483,493
5.65%, 03/02/2053	1,703,000	1,703,638
5.75%, 03/02/2063	1,138,000	1,131,047

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Biotechnology (continued)
CSL Finance PLC
4.75%, 04/27/2052*	$ 910,000	$ 831,781
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	674,000	543,150
2.80%, 09/15/2050	1,319,000	840,885
Royalty Pharma PLC
2.15%, 09/02/2031#	2,129,000	1,674,650
		9,744,558
Building Materials — 0.1%
Carrier Global Corp.
3.38%, 04/05/2040	2,042,000	1,539,270
PGT Innovations, Inc.
4.38%, 10/01/2029*	817,000	745,815
Standard Industries, Inc.
3.38%, 01/15/2031*	697,000	544,444
5.00%, 02/15/2027*	250,000	234,640
Trane Technologies Financing, Ltd.
5.25%, 03/03/2033	693,000	705,562
		3,769,731
Chemicals — 0.9%
Air Products and Chemicals, Inc.
4.80%, 03/03/2033	693,000	705,613
Albemarle Corp.
5.05%, 06/01/2032	1,436,000	1,388,106
5.65%, 06/01/2052	1,123,000	1,035,199
Braskem Netherlands Finance BV
4.50%, 01/10/2028*	1,774,000	1,617,059
7.25%, 02/13/2033*	326,000	314,397
Celanese US Holdings LLC
5.90%, 07/05/2024	2,012,000	2,009,668
CF Industries, Inc.
5.38%, 03/15/2044	2,099,000	1,840,422
Consolidated Energy Finance SA
5.63%, 10/15/2028*	1,082,000	921,946
Eastman Chemical Co.
5.75%, 03/08/2033	2,244,000	2,245,704
Ecolab, Inc.
2.70%, 12/15/2051	1,967,000	1,270,258
5.25%, 01/15/2028	1,484,000	1,525,633
FMC Corp.
5.15%, 05/18/2026	702,000	694,980
Methanex Corp.
5.13%, 10/15/2027	647,000	602,516
Minerals Technologies, Inc.
5.00%, 07/01/2028*	751,000	691,346
Nutrien, Ltd.
5.80%, 03/27/2053	1,149,000	1,131,061
5.95%, 11/07/2025	1,058,000	1,078,581
OCI NV
6.70%, 03/16/2033*	1,034,000	1,012,664
Olympus Water US Holding Corp.
9.75%, 11/15/2028*	586,000	581,605
RPM International, Inc.
2.95%, 01/15/2032	637,000	509,421
4.55%, 03/01/2029	1,367,000	1,291,494
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.13%, 04/01/2029*	937,000	507,011
Security Description	Shares or Principal Amount	Value

Chemicals (continued)
Westlake Corp.
3.38%, 08/15/2061	$ 1,789,000	$ 1,076,758
		24,051,442
Coal — 0.0%
Warrior Met Coal, Inc.
7.88%, 12/01/2028*	695,000	695,576
Commercial Services — 0.7%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63%, 06/01/2028*	200,000	163,897
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl
4.63%, 06/01/2028*	610,000	505,684
Brink's Co.
4.63%, 10/15/2027*	226,000	210,757
Deluxe Corp.
8.00%, 06/01/2029*	1,090,000	838,811
Ford Foundation
2.82%, 06/01/2070	1,633,000	977,205
Garda World Security Corp.
6.00%, 06/01/2029*	510,000	405,987
9.50%, 11/01/2027*	445,000	416,212
Korn Ferry
4.63%, 12/15/2027*	436,000	412,979
Metis Merger Sub LLC
6.50%, 05/15/2029*	955,000	804,789
Mobius Merger Sub, Inc.
9.00%, 06/01/2030*	365,000	302,950
Paysafe Finance PLC/Paysafe Holdings US Corp.
4.00%, 06/15/2029*#	379,000	307,206
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.38%, 08/31/2027*	623,000	546,821
PROG Holdings, Inc.
6.00%, 11/15/2029*	977,000	863,590
Quanta Services, Inc.
3.05%, 10/01/2041	1,100,000	752,795
S&P Global, Inc.
2.70%, 03/01/2029	1,820,000	1,646,898
Sotheby's
7.38%, 10/15/2027*	1,000,000	876,270
Sotheby's/Bidfair Holdings, Inc.
5.88%, 06/01/2029*	291,000	229,163
TriNet Group, Inc.
3.50%, 03/01/2029*	945,000	809,522
Triton Container International, Ltd.
2.05%, 04/15/2026*	4,595,000	4,043,641
3.15%, 06/15/2031*	4,190,000	3,246,535
Upbound Group, Inc.
6.38%, 02/15/2029*#	745,000	655,918
		19,017,630
Computers — 0.7%
Ahead DB Holdings LLC
6.63%, 05/01/2028*	1,085,000	881,563
Apple, Inc.
1.40%, 08/05/2028	3,194,000	2,792,092
2.65%, 05/11/2050	1,519,000	1,044,980
2.70%, 08/05/2051	830,000	573,352
3.95%, 08/08/2052	1,274,000	1,111,032
4.10%, 08/08/2062	1,318,000	1,143,305

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Computers (continued)
Dell International LLC/EMC Corp.
3.38%, 12/15/2041*	$ 2,198,000	$ 1,518,607
8.10%, 07/15/2036	1,431,000	1,656,046
Hewlett Packard Enterprise Co.
1.75%, 04/01/2026	4,426,000	4,063,587
6.20%, 10/15/2035	232,000	245,360
Kyndryl Holdings, Inc.
2.05%, 10/15/2026	519,000	444,057
3.15%, 10/15/2031	138,000	101,761
Leidos, Inc.
4.38%, 05/15/2030	1,863,000	1,701,742
5.75%, 03/15/2033	1,057,000	1,049,537
McAfee Corp.
7.38%, 02/15/2030*	1,422,000	1,195,997
NCR Corp.
5.13%, 04/15/2029*	470,000	411,131
Seagate HDD Cayman
4.09%, 06/01/2029	480,000	414,777
		20,348,926
Cosmetics/Personal Care — 0.4%
Coty, Inc.
5.00%, 04/15/2026*	656,000	629,990
Edgewell Personal Care Co.
4.13%, 04/01/2029*	746,000	643,425
Estee Lauder Cos., Inc.
4.38%, 05/15/2028	1,406,000	1,398,296
GSK Consumer Healthcare Capital UK PLC
3.13%, 03/24/2025	2,145,000	2,062,745
Haleon US Capital LLC
3.63%, 03/24/2032	1,733,000	1,555,863
4.00%, 03/24/2052	917,000	745,157
Kenvue, Inc.
5.05%, 03/22/2053*	825,000	830,455
Procter & Gamble Co.
3.95%, 01/26/2028	2,160,000	2,149,777
		10,015,708
Diversified Financial Services — 0.9%
AerCap Ireland Capital DAC /AerCap Global Aviation Trust
2.45%, 10/29/2026	1,949,000	1,737,936
AG Issuer LLC
6.25%, 03/01/2028*	1,008,000	929,388
Aretec Escrow Issuer, Inc.
7.50%, 04/01/2029*	896,000	765,475
Avolon Holdings Funding, Ltd.
6.38%, 05/04/2028*	570,000	556,752
Bread Financial Holdings, Inc.
4.75%, 12/15/2024*	883,000	828,022
Burford Capital Global Finance LLC
6.25%, 04/15/2028*	915,000	854,513
Cobra AcquisitionCo LLC
6.38%, 11/01/2029*	958,000	571,839
Curo Group Holdings Corp.
7.50%, 08/01/2028*	730,000	164,250
Enact Holdings, Inc.
6.50%, 08/15/2025*	1,036,000	1,017,790
Enova International, Inc.
8.50%, 09/15/2025*#	1,044,000	1,002,358
goeasy, Ltd.
4.38%, 05/01/2026*	577,000	517,073
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
Intercontinental Exchange, Inc.
4.95%, 06/15/2052	$ 1,992,000	$ 1,887,159
5.20%, 06/15/2062	1,121,000	1,117,496
LFS Topco LLC
5.88%, 10/15/2026*	820,000	714,832
LPL Holdings, Inc.
4.00%, 03/15/2029*	615,000	540,027
NFP Corp.
4.88%, 08/15/2028*	356,000	317,805
Rocket Mtg. LLC/Rocket Mtg. Co.-Issuer, Inc.
3.63%, 03/01/2029*	456,000	376,045
Synchrony Financial
4.50%, 07/23/2025	9,509,000	8,834,599
USAA Capital Corp.
3.38%, 05/01/2025*	2,593,000	2,517,776
		25,251,135
Electric — 3.2%
AES Corp.
2.45%, 01/15/2031	3,116,000	2,494,084
5.45%, 06/01/2028	1,403,000	1,385,090
American Electric Power Co., Inc.
5.63%, 03/01/2033	2,072,000	2,113,409
5.70%, 08/15/2025	1,648,000	1,640,617
Atlantica Sustainable Infrastructure PLC
4.13%, 06/15/2028*	809,000	723,797
Avangrid, Inc.
3.20%, 04/15/2025	5,349,000	5,119,395
Baltimore Gas and Electric Co.
5.40%, 06/01/2053	1,089,000	1,090,935
Calpine Corp.
3.75%, 03/01/2031*	933,000	760,384
5.00%, 02/01/2031*	624,000	503,567
CMS Energy Corp.
3.75%, 12/01/2050	1,303,000	987,179
4.75%, 06/01/2050	1,519,000	1,333,317
Consolidated Edison Co. of New York, Inc.
3.95%, 04/01/2050	1,285,000	1,032,075
4.45%, 03/15/2044	852,000	739,569
Dominion Energy South Carolina, Inc.
5.10%, 06/01/2065	495,000	475,132
Dominion Energy, Inc.
5.25%, 08/01/2033	2,187,000	2,149,950
5.75%, 10/01/2054	920,000	876,300
DTE Electric Co.
3.95%, 03/01/2049	1,886,000	1,550,270
DTE Energy Co.
4.88%, 06/01/2028	2,063,000	2,039,966
Duke Energy Carolinas LLC
3.55%, 03/15/2052	739,000	559,881
Duke Energy Florida LLC
5.95%, 11/15/2052#	821,000	890,068
Duke Energy Ohio, Inc.
5.65%, 04/01/2053	587,000	598,082
Electricite de France SA
5.70%, 05/23/2028*	1,446,000	1,458,617
Emera US Finance LP
4.75%, 06/15/2046	2,064,000	1,643,153
Enel Finance International NV
3.50%, 04/06/2028*	1,328,000	1,225,567
4.75%, 05/25/2047*#	1,025,000	849,721
7.75%, 10/14/2052*	1,290,000	1,482,249

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Entergy Mississippi LLC
3.50%, 06/01/2051	$ 861,000	$ 631,509
Entergy Texas, Inc.
4.50%, 03/30/2039	3,230,000	2,906,123
5.00%, 09/15/2052	586,000	546,646
Exelon Corp.
5.60%, 03/15/2053	1,367,000	1,350,772
FirstEnergy Transmission LLC
4.55%, 04/01/2049*	2,204,000	1,809,757
Georgia Power Co.
3.25%, 03/15/2051	2,409,000	1,661,589
Indiana Michigan Power Co.
5.63%, 04/01/2053	670,000	684,600
Interstate Power & Light Co.
3.50%, 09/30/2049	1,629,000	1,180,658
Liberty Utilities Finance GP
2.05%, 09/15/2030*	1,359,000	1,056,377
Metropolitan Edison Co.
5.20%, 04/01/2028*	2,531,000	2,550,218
National Rural Utilities Cooperative Finance Corp.
1.88%, 02/07/2025	826,000	784,408
2.85%, 01/27/2025	4,417,000	4,262,426
4.80%, 03/15/2028	889,000	890,606
National Rural Utilities Cooperative Finance Corp. FRS
8.21%, (3 ML+2.91%), 04/30/2043	1,347,000	1,305,243
NextEra Energy Capital Holdings, Inc.
6.05%, 03/01/2025	971,000	981,737
NRG Energy, Inc.
3.63%, 02/15/2031*	1,266,000	997,645
5.25%, 06/15/2029*	100,000	90,172
Ohio Power Co.
5.00%, 06/01/2033	808,000	798,040
Oklahoma Gas & Electric Co.
5.60%, 04/01/2053	588,000	589,657
Oncor Electric Delivery Co. LLC
4.15%, 06/01/2032	1,299,000	1,241,000
Pacific Gas & Electric Co.
3.95%, 12/01/2047	2,528,000	1,712,365
4.30%, 03/15/2045	3,038,000	2,158,143
4.95%, 06/08/2025	1,287,000	1,265,174
PacifiCorp
5.50%, 05/15/2054	2,054,000	2,075,205
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.50%, 08/15/2028*	800,000	726,733
Public Service Co. of Colorado
2.70%, 01/15/2051	3,616,000	2,341,791
3.70%, 06/15/2028	1,641,000	1,582,742
4.10%, 06/15/2048	1,601,000	1,330,941
Public Service Co. of Oklahoma
2.20%, 08/15/2031	1,917,000	1,558,731
Southern California Edison Co.
1.10%, 04/01/2024	5,004,000	4,821,462
5.85%, 11/01/2027	1,452,000	1,503,932
Southern Co.
4.48%, 08/01/2024(3)	1,737,000	1,711,414
Southwestern Electric Power Co.
5.30%, 04/01/2033	897,000	890,493
Union Electric Co.
2.95%, 06/15/2027	452,000	426,771
3.90%, 04/01/2052	1,010,000	812,163
Security Description	Shares or Principal Amount	Value

Electric (continued)
Vistra Operations Co. LLC
5.00%, 07/31/2027*	$ 952,000	$ 894,660
Wisconsin Power & Light Co.
4.95%, 04/01/2033	717,000	716,327
		88,570,604
Electrical Components & Equipment — 0.0%
EnerSys
4.38%, 12/15/2027*	799,000	743,022
Electronics — 0.5%
Agilent Technologies, Inc.
2.30%, 03/12/2031	2,414,000	1,997,008
Allegion US Holding Co., Inc.
5.41%, 07/01/2032	735,000	727,122
Honeywell International, Inc.
1.75%, 09/01/2031	1,856,000	1,502,267
4.25%, 01/15/2029	1,460,000	1,442,891
Imola Merger Corp.
4.75%, 05/15/2029*	750,000	645,157
Jabil, Inc.
5.45%, 02/01/2029	689,000	679,072
Trimble, Inc.
4.90%, 06/15/2028	819,000	808,903
6.10%, 03/15/2033	971,000	982,862
TTM Technologies, Inc.
4.00%, 03/01/2029*	1,043,000	883,420
Vontier Corp.
2.95%, 04/01/2031	3,535,000	2,785,120
		12,453,822
Engineering & Construction — 0.1%
Jacobs Engineering Group, Inc.
5.90%, 03/01/2033	761,000	754,227
VM Consolidated, Inc.
5.50%, 04/15/2029*	923,000	840,048
		1,594,275
Entertainment — 0.3%
AMC Entertainment Holdings, Inc.
7.50%, 02/15/2029*#	922,000	646,553
Banijay Entertainment SASU
5.38%, 03/01/2025*	823,000	805,873
Caesars Entertainment, Inc.
6.25%, 07/01/2025*	664,000	661,997
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.
6.63%, 03/01/2030*	698,000	613,598
SeaWorld Parks & Entertainment, Inc.
5.25%, 08/15/2029*	1,480,000	1,326,568
Warnermedia Holdings, Inc.
3.64%, 03/15/2025	1,247,000	1,206,824
5.05%, 03/15/2042	735,000	594,668
5.14%, 03/15/2052	88,000	68,679
5.39%, 03/15/2062	1,471,000	1,144,249
6.41%, 03/15/2026	2,193,000	2,197,890
		9,266,899
Environmental Control — 0.2%
Covanta Holding Corp.
5.00%, 09/01/2030	843,000	725,239
Harsco Corp.
5.75%, 07/31/2027*	928,000	802,455

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Environmental Control (continued)
Republic Services, Inc.
5.00%, 04/01/2034	$ 1,720,000	$ 1,722,172
Waste Connections, Inc.
2.20%, 01/15/2032	2,629,000	2,128,574
4.25%, 12/01/2028	1,069,000	1,039,575
		6,418,015
Food — 1.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
5.88%, 02/15/2028*	741,000	723,757
6.50%, 02/15/2028*	320,000	318,000
C&S Group Enterprises LLC
5.00%, 12/15/2028*	1,222,000	948,749
Conagra Brands, Inc.
7.00%, 10/01/2028	1,984,000	2,134,501
General Mills, Inc.
4.95%, 03/29/2033	978,000	977,183
5.24%, 11/18/2025	998,000	998,323
Hershey Co.
4.25%, 05/04/2028	724,000	723,668
Hormel Foods Corp.
0.65%, 06/03/2024	735,000	702,110
Kraft Heinz Foods Co.
4.38%, 06/01/2046	4,494,000	3,779,271
4.88%, 10/01/2049	982,000	886,442
Kroger Co.
3.88%, 10/15/2046	335,000	255,279
Land O'Lakes Capital Trust I
7.45%, 03/15/2028*	310,000	288,300
Mars, Inc.
4.65%, 04/20/2031*	1,432,000	1,415,549
McCormick & Co., Inc.
4.95%, 04/15/2033	780,000	763,490
Nestle Holdings, Inc.
3.50%, 09/24/2025*	3,029,000	2,947,468
5.25%, 03/13/2026*	1,715,000	1,741,663
Performance Food Group, Inc.
5.50%, 10/15/2027*	497,000	477,870
Post Holdings, Inc.
4.50%, 09/15/2031*	662,000	560,239
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
4.63%, 03/01/2029*	453,000	367,981
Smithfield Foods, Inc.
4.25%, 02/01/2027*	1,675,000	1,577,748
5.20%, 04/01/2029*	2,022,000	1,869,410
Sysco Corp.
4.45%, 03/15/2048	3,794,000	3,184,287
4.50%, 04/01/2046	2,154,000	1,816,724
5.95%, 04/01/2030	534,000	563,320
6.60%, 04/01/2050	1,309,000	1,459,787
		31,481,119
Forest Products & Paper — 0.2%
Georgia-Pacific LLC
0.95%, 05/15/2026*	6,586,000	5,878,057
Glatfelter Corp.
4.75%, 11/15/2029*	981,000	622,694
		6,500,751
Security Description	Shares or Principal Amount	Value

Gas — 0.2%
Atmos Energy Corp.
5.75%, 10/15/2052	$ 1,810,000	$ 1,893,460
KeySpan Gas East Corp.
5.99%, 03/06/2033*	1,844,000	1,870,504
NiSource, Inc.
5.40%, 06/30/2033	891,000	892,745
Spire Missouri, Inc.
4.80%, 02/15/2033	975,000	967,277
		5,623,986
Hand/Machine Tools — 0.1%
Stanley Black & Decker, Inc.
4.00%, 03/15/2060	3,051,000	2,273,024
Healthcare-Products — 0.2%
Alcon Finance Corp.
5.75%, 12/06/2052*	1,007,000	1,037,302
GE Healthcare Technologies, Inc.
5.65%, 11/15/2027*	1,488,000	1,518,040
Medline Borrower LP
3.88%, 04/01/2029*	904,000	779,659
5.25%, 10/01/2029*#	385,000	329,415
STERIS PLC
3.75%, 03/15/2051	1,490,000	1,083,545
		4,747,961
Healthcare-Services — 1.0%
CHS/Community Health Systems, Inc.
5.63%, 03/15/2027*	1,412,000	1,208,647
DaVita, Inc.
4.63%, 06/01/2030*	1,051,000	900,124
Elevance Health, Inc.
2.88%, 09/15/2029	1,581,000	1,415,247
6.10%, 10/15/2052	809,000	873,142
HCA, Inc.
3.38%, 03/15/2029*	881,000	790,706
3.50%, 09/01/2030 to 07/15/2051	4,128,000	3,241,137
4.63%, 03/15/2052*	2,144,000	1,726,693
Humana, Inc.
1.35%, 02/03/2027	1,954,000	1,714,942
5.50%, 03/15/2053	570,000	558,044
5.88%, 03/01/2033	725,000	761,458
Legacy LifePoint Health LLC
4.38%, 02/15/2027*	748,000	563,536
Roche Holdings, Inc.
2.13%, 03/10/2025*	5,409,000	5,172,046
Select Medical Corp.
6.25%, 08/15/2026*	705,000	685,525
UnitedHealth Group, Inc.
1.25%, 01/15/2026	2,812,000	2,582,550
4.95%, 05/15/2062	670,000	632,886
5.15%, 10/15/2025	1,994,000	2,020,024
5.25%, 02/15/2028	1,515,000	1,559,310
6.05%, 02/15/2063	1,579,000	1,743,474
		28,149,491
Home Builders — 0.0%
Mattamy Group Corp.
4.63%, 03/01/2030*	790,000	678,929
Insurance — 1.3%
Americo Life, Inc.
3.45%, 04/15/2031*	1,523,000	1,177,721
Athene Global Funding
1.73%, 10/02/2026*#	3,097,000	2,666,590

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance (continued)
Athene Holding, Ltd.
3.45%, 05/15/2052	$ 641,000	$ 385,893
Enstar Group, Ltd.
3.10%, 09/01/2031	1,847,000	1,457,420
4.95%, 06/01/2029	3,518,000	3,312,989
Equitable Financial Life Global Funding
1.30%, 07/12/2026*	2,456,000	2,159,667
F&G Annuities & Life, Inc.
7.40%, 01/13/2028*	2,347,000	2,356,457
F&G Global Funding
0.90%, 09/20/2024*	2,390,000	2,224,913
2.30%, 04/11/2027*	1,834,000	1,640,098
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/2030*	498,000	496,936
Liberty Mutual Group, Inc.
4.30%, 02/01/2061*	3,895,000	2,322,175
MassMutual Global Funding II
2.75%, 06/22/2024*	1,294,000	1,258,165
New York Life Global Funding
4.85%, 01/09/2028*	996,000	1,000,065
NMI Holdings, Inc.
7.38%, 06/01/2025*	490,000	490,555
Ohio National Financial Services, Inc.
6.80%, 01/24/2030*	2,410,000	2,225,768
Principal Life Global Funding II
0.50%, 01/08/2024*	1,364,000	1,321,702
Prudential Financial, Inc.
3.91%, 12/07/2047	507,000	393,306
5.63%, 06/15/2043	1,663,000	1,662,169
5.70%, 09/15/2048	1,233,000	1,196,010
Prudential Funding Asia PLC
3.13%, 04/14/2030	715,000	636,509
Ryan Specialty Group LLC
4.38%, 02/01/2030*	420,000	372,452
SBL Holdings, Inc.
5.00%, 02/18/2031*	1,914,000	1,555,932
Security Benefit Global Funding
1.25%, 05/17/2024*	1,071,000	1,017,380
Willis North America, Inc.
4.65%, 06/15/2027	3,088,000	3,015,185
		36,346,057
Internet — 0.3%
Amazon.com, Inc.
3.30%, 04/13/2027	1,640,000	1,580,594
4.10%, 04/13/2062	3,320,000	2,809,960
4.65%, 12/01/2029#	1,247,000	1,262,309
Cogent Communications Group, Inc.
7.00%, 06/15/2027*	680,000	653,419
Expedia Group, Inc.
2.95%, 03/15/2031#	748,000	624,686
Gen Digital, Inc.
6.75%, 09/30/2027*	243,000	242,722
7.13%, 09/30/2030*#	474,000	473,182
GrubHub Holdings, Inc.
5.50%, 07/01/2027*	695,000	458,409
ION Trading Technologies SARL
5.75%, 05/15/2028*	1,276,000	1,060,675
		9,165,956
Security Description	Shares or Principal Amount	Value

Investment Companies — 0.1%
JAB Holdings BV
4.50%, 04/08/2052*	$ 2,775,000	$ 2,022,511
Iron/Steel — 0.2%
ArcelorMittal SA
6.55%, 11/29/2027	1,599,000	1,656,028
ATI, Inc.
4.88%, 10/01/2029	549,000	487,228
Cleveland-Cliffs, Inc.
6.25%, 10/01/2040	367,000	299,405
Commercial Metals Co.
3.88%, 02/15/2031	753,000	633,154
Mineral Resources, Ltd.
8.00%, 11/01/2027*	246,000	246,716
8.13%, 05/01/2027*	481,000	481,072
Nucor Corp.
4.30%, 05/23/2027	1,638,000	1,606,092
		5,409,695
Leisure Time — 0.3%
Carnival Corp.
5.75%, 03/01/2027*	2,581,000	2,209,430
6.00%, 05/01/2029*	415,000	345,032
10.50%, 06/01/2030*	140,000	140,488
Harley-Davidson Financial Services, Inc.
6.50%, 03/10/2028*	2,239,000	2,245,663
NCL Corp., Ltd.
3.63%, 12/15/2024*	1,096,000	1,047,745
Royal Caribbean Cruises, Ltd.
4.25%, 07/01/2026*	1,277,000	1,170,188
		7,158,546
Lodging — 0.3%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
4.88%, 07/01/2031*	251,000	213,037
5.00%, 06/01/2029*	958,000	852,062
Marriott International, Inc.
2.85%, 04/15/2031	3,664,000	3,081,079
3.50%, 10/15/2032	3,010,000	2,594,734
4.90%, 04/15/2029	705,000	691,541
Travel & Leisure Co.
6.00%, 04/01/2027	586,000	565,783
		7,998,236
Machinery-Construction & Mining — 0.4%
Caterpillar Financial Services Corp.
1.70%, 01/08/2027	1,239,000	1,128,296
3.60%, 08/12/2027	748,000	724,768
4.35%, 05/15/2026	543,000	540,335
4.80%, 01/06/2026	1,573,000	1,580,906
5.40%, 03/10/2025	2,082,000	2,096,902
Weir Group PLC
2.20%, 05/13/2026*	4,467,000	4,013,935
		10,085,142
Machinery-Diversified — 0.4%
CNH Industrial Capital LLC
4.20%, 01/15/2024	2,527,000	2,502,426
5.45%, 10/14/2025	757,000	759,929
John Deere Capital Corp.
1.30%, 10/13/2026	1,099,000	985,919
3.40%, 06/06/2025	4,433,000	4,323,251
4.15%, 09/15/2027	13,000	12,826

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Machinery-Diversified (continued)
4.75%, 01/20/2028	$ 2,123,000	$ 2,144,185
nVent Finance SARL
2.75%, 11/15/2031	1,914,000	1,532,988
		12,261,524
Media — 1.1%
Altice Financing SA
5.00%, 01/15/2028*	1,226,000	957,925
Belo Corp.
7.25%, 09/15/2027	828,000	780,390
Block Communications, Inc.
4.88%, 03/01/2028*	786,000	647,249
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%, 02/01/2028*	361,000	328,081
5.38%, 06/01/2029*	1,801,000	1,621,014
6.38%, 09/01/2029*	1,140,000	1,063,244
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/2041	1,690,000	1,115,198
3.85%, 04/01/2061	1,503,000	886,162
4.80%, 03/01/2050	2,035,000	1,489,835
5.38%, 04/01/2038	272,000	229,384
6.38%, 10/23/2035	938,000	907,627
Comcast Corp.
4.15%, 10/15/2028	1,622,000	1,582,149
4.60%, 10/15/2038	1,413,000	1,318,600
5.25%, 11/07/2025	757,000	766,496
5.50%, 05/15/2064	4,639,000	4,598,945
CSC Holdings LLC
4.63%, 12/01/2030*	1,370,000	585,639
5.75%, 01/15/2030*	1,155,000	508,697
Discovery Communications LLC
5.30%, 05/15/2049	2,136,000	1,696,580
Paramount Global
4.38%, 03/15/2043	5,312,000	3,684,173
5.85%, 09/01/2043	586,000	486,882
6.38%, 03/30/2062	502,000	402,223
Sirius XM Radio, Inc.
4.00%, 07/15/2028*	770,000	644,761
Time Warner Cable LLC
6.55%, 05/01/2037	2,716,000	2,587,353
Univision Communications, Inc.
6.63%, 06/01/2027*	550,000	520,734
7.38%, 06/30/2030*	537,000	499,266
UPC Broadband Finco BV
4.88%, 07/15/2031*	590,000	495,482
		30,404,089
Mining — 0.2%
FMG Resources August 2006 Pty., Ltd.
4.50%, 09/15/2027*	926,000	876,733
Hudbay Minerals, Inc.
4.50%, 04/01/2026*	195,000	178,696
6.13%, 04/01/2029*	621,000	557,691
Rio Tinto Finance USA PLC
5.13%, 03/09/2053	1,152,000	1,142,298
South32 Treasury, Ltd.
4.35%, 04/14/2032*	2,447,000	2,150,606
		4,906,024
Miscellaneous Manufacturing — 0.2%
Parker-Hannifin Corp.
4.25%, 09/15/2027	1,733,000	1,689,523
Security Description	Shares or Principal Amount	Value

Miscellaneous Manufacturing (continued)
Siemens Financieringsmaatschappij NV
2.15%, 03/11/2031*#	$ 1,712,000	$ 1,449,695
3.25%, 05/27/2025*	2,021,000	1,959,921
		5,099,139
Multi-National — 0.5%
European Bank for Reconstruction & Development
1.50%, 02/13/2025	3,912,000	3,712,712
Inter-American Development Bank
1.13%, 07/20/2028	4,615,000	4,014,350
International Bank for Reconstruction & Development
0.75%, 11/24/2027	4,718,000	4,103,255
3.13%, 11/20/2025#	2,008,000	1,956,254
		13,786,571
Oil & Gas — 1.4%
Antero Resources Corp.
5.38%, 03/01/2030*	797,000	732,702
Apache Corp.
4.38%, 10/15/2028	793,000	725,595
5.35%, 07/01/2049	2,867,000	2,184,941
BP Capital Markets America, Inc.
3.00%, 02/24/2050	1,614,000	1,098,799
3.54%, 04/06/2027	3,819,000	3,684,049
4.89%, 09/11/2033	1,344,000	1,335,215
BP Capital Markets PLC
4.88%, 03/22/2030(1)	1,192,000	1,083,230
Chevron Corp.
1.55%, 05/11/2025	1,858,000	1,752,180
Chevron USA, Inc.
4.20%, 10/15/2049	1,017,000	847,791
Chord Energy Corp.
6.38%, 06/01/2026*	672,000	661,920
Civitas Resources, Inc.
5.00%, 10/15/2026*	614,000	577,196
ConocoPhillips Co.
5.30%, 05/15/2053	2,075,000	2,068,840
Crescent Energy Finance LLC
7.25%, 05/01/2026*	664,000	617,575
9.25%, 02/15/2028*	240,000	232,351
Diamondback Energy, Inc.
4.40%, 03/24/2051	1,834,000	1,424,413
6.25%, 03/15/2053	2,367,000	2,378,294
Earthstone Energy Holdings LLC
8.00%, 04/15/2027*	640,000	622,912
EQT Corp.
3.63%, 05/15/2031*#	2,673,000	2,278,278
Hess Corp.
6.00%, 01/15/2040	1,327,000	1,308,447
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00%, 02/01/2031*	1,194,000	1,062,695
Marathon Oil Corp.
6.60%, 10/01/2037	1,302,000	1,303,567
Nabors Industries, Inc.
7.38%, 05/15/2027*	500,000	469,760
Occidental Petroleum Corp.
4.40%, 04/15/2046	2,617,000	1,982,377
6.38%, 09/01/2028	683,000	702,827
7.50%, 05/01/2031	910,000	988,351
Ovintiv, Inc.
6.25%, 07/15/2033	905,000	897,275
Pioneer Natural Resources Co.
5.10%, 03/29/2026	1,059,000	1,059,078

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
Rockcliff Energy II LLC
5.50%, 10/15/2029*	$ 282,000	$ 259,088
Southwestern Energy Co.
5.38%, 02/01/2029	828,000	771,058
Strathcona Resources, Ltd.
6.88%, 08/01/2026*	1,424,000	1,199,720
Valaris, Ltd.
8.38%, 04/30/2030*	605,000	600,705
Var Energi ASA
7.50%, 01/15/2028*	2,098,000	2,185,786
		39,097,015
Oil & Gas Services — 0.2%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/2028*	278,000	257,834
6.88%, 04/01/2027*	486,000	464,377
Halliburton Co.
4.75%, 08/01/2043	1,232,000	1,057,031
4.85%, 11/15/2035	2,123,000	2,006,900
Schlumberger Holdings Corp.
3.90%, 05/17/2028*	1,334,000	1,264,671
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/2026	825,000	784,608
		5,835,421
Packaging & Containers — 0.4%
Amcor Finance USA, Inc.
5.63%, 05/26/2033	1,343,000	1,345,094
Amcor Flexibles North America, Inc.
2.69%, 05/25/2031	367,000	300,218
4.00%, 05/17/2025	1,225,000	1,189,147
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC
3.25%, 09/01/2028*	413,000	352,608
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
4.00%, 09/01/2029*	250,000	196,052
Ball Corp.
2.88%, 08/15/2030	295,000	243,810
5.25%, 07/01/2025	206,000	204,898
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029*	630,000	596,584
Crown Americas LLC
5.25%, 04/01/2030#	610,000	582,215
LABL, Inc.
5.88%, 11/01/2028*	870,000	781,912
9.50%, 11/01/2028*	41,000	41,182
Mauser Packaging Solutions Holding Co.
7.88%, 08/15/2026*	642,000	636,299
Sealed Air Corp.
5.00%, 04/15/2029*	115,000	106,694
Sealed Air Corp./Sealed Air Corp. US
6.13%, 02/01/2028*	163,000	161,505
Silgan Holdings, Inc.
4.13%, 02/01/2028	657,000	601,155
Sonoco Products Co.
1.80%, 02/01/2025	5,364,000	5,019,432
		12,358,805
Security Description	Shares or Principal Amount	Value

Pharmaceuticals — 1.7%
AbbVie, Inc.
4.05%, 11/21/2039	$ 3,566,000	$ 3,058,350
4.25%, 11/21/2049	2,603,000	2,204,761
AmerisourceBergen Corp.
3.45%, 12/15/2027	707,000	671,283
4.25%, 03/01/2045	384,000	318,743
4.30%, 12/15/2047	1,286,000	1,079,134
Astrazeneca Finance LLC
4.88%, 03/03/2028	2,082,000	2,108,487
4.90%, 03/03/2030	2,249,000	2,282,810
Becton Dickinson & Co.
4.30%, 08/22/2032	836,000	794,805
4.69%, 02/13/2028	2,090,000	2,085,811
Bristol-Myers Squibb Co.
0.75%, 11/13/2025	1,908,000	1,744,510
3.90%, 02/20/2028	2,096,000	2,058,379
Cardinal Health, Inc.
4.60%, 03/15/2043	3,250,000	2,724,273
Cigna Corp.
3.40%, 03/15/2050	3,029,000	2,157,798
3.88%, 10/15/2047	781,000	605,193
CVS Health Corp.
4.78%, 03/25/2038	4,049,000	3,744,886
5.13%, 07/20/2045	869,000	791,798
6.00%, 06/01/2063	926,000	928,737
Eli Lilly & Co.
4.95%, 02/27/2063	1,140,000	1,131,981
HLF Financing Sarl LLC/Herbalife International, Inc.
4.88%, 06/01/2029*	1,364,000	941,256
Merck & Co., Inc.
5.15%, 05/17/2063	1,746,000	1,761,594
Mylan, Inc.
5.20%, 04/15/2048	1,144,000	863,840
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/2028*	682,000	607,145
5.13%, 04/30/2031*	680,000	577,015
Pfizer Investment Enterprises Pte., Ltd.
4.75%, 05/19/2033	1,648,000	1,654,609
5.11%, 05/19/2043	1,123,000	1,116,031
5.30%, 05/19/2053	1,684,000	1,733,634
5.34%, 05/19/2063	2,246,000	2,248,973
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026	1,622,000	1,530,583
Teva Pharmaceutical Finance Netherlands III BV
5.13%, 05/09/2029	212,000	191,024
7.88%, 09/15/2029#	626,000	642,259
Viatris, Inc.
3.85%, 06/22/2040	1,585,000	1,065,857
4.00%, 06/22/2050	4,049,000	2,601,187
Zoetis, Inc.
5.40%, 11/14/2025	728,000	737,551
		48,764,297
Pipelines — 1.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 01/15/2028*	642,000	612,303
Boardwalk Pipelines LP
3.60%, 09/01/2032	1,142,000	972,421
Buckeye Partners LP
4.50%, 03/01/2028*	775,000	681,880
Cheniere Energy Partners LP
3.25%, 01/31/2032	1,044,000	854,168

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
DT Midstream, Inc.
4.38%, 06/15/2031*	$ 437,000	$ 367,530
Energy Transfer LP
4.90%, 03/15/2035	1,437,000	1,314,558
4.95%, 05/15/2028	1,544,000	1,507,471
5.35%, 05/15/2045	881,000	752,947
5.75%, 02/15/2033	1,004,000	1,006,732
6.13%, 12/15/2045	695,000	647,649
EnLink Midstream Partners LP FRS
8.98%, (3 ML+4.11%), 07/07/2023(1)	960,000	793,776
Enterprise Products Operating LLC
3.70%, 01/31/2051	569,000	423,529
5.25%, 08/16/2077	895,000	773,724
5.35%, 01/31/2033	699,000	712,486
EQM Midstream Partners LP
5.50%, 07/15/2028	283,000	265,277
7.50%, 06/01/2027 to 06/01/2030*	459,000	461,406
Genesis Energy LP/Genesis Energy Finance Corp.
6.50%, 10/01/2025	552,000	541,899
8.00%, 01/15/2027	1,317,000	1,282,797
Gray Oak Pipeline LLC
2.00%, 09/15/2023*	1,831,000	1,809,353
3.45%, 10/15/2027*	3,369,000	3,027,038
Harvest Midstream I LP
7.50%, 09/01/2028*	1,089,000	1,041,312
Holly Energy Partners LP/Holly Energy Finance Corp.
5.00%, 02/01/2028*	876,000	806,998
Howard Midstream Energy Partners LLC
6.75%, 01/15/2027*	850,000	786,522
ITT Holdings LLC
6.50%, 08/01/2029*	804,000	641,190
NGL Energy Operating LLC/NGL Energy Finance Corp.
7.50%, 02/01/2026*	797,000	761,517
NGL Energy Partners LP/NGL Energy Finance Corp.
6.13%, 03/01/2025	482,000	448,268
NuStar Logistics LP
5.75%, 10/01/2025	243,000	237,321
6.38%, 10/01/2030	414,000	398,475
ONEOK Partners LP
6.65%, 10/01/2036	3,914,000	3,973,014
Plains All American Pipeline LP/PAA Finance Corp.
4.30%, 01/31/2043	975,000	713,014
6.65%, 01/15/2037	1,560,000	1,565,489
Sabine Pass Liquefaction LLC
5.90%, 09/15/2037*	1,053,000	1,064,962
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.50%, 07/15/2027	2,385,000	2,393,521
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029*	651,000	566,389
Williams Cos., Inc.
5.75%, 06/24/2044	2,985,000	2,857,618
		37,064,554
Real Estate — 0.1%
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028*	1,246,000	1,112,055
Kennedy-Wilson, Inc.
4.75%, 03/01/2029	1,056,000	829,623
Security Description	Shares or Principal Amount	Value

Real Estate (continued)
Ontario Teachers' Cadillac Fairview Properties Trust
2.50%, 10/15/2031*	$ 1,061,000	$ 838,518
		2,780,196
REITS — 0.7%
Apollo Commercial Real Estate Finance, Inc.
4.63%, 06/15/2029*	1,120,000	850,877
Corporate Office Properties LP
2.90%, 12/01/2033	812,000	563,613
Crown Castle, Inc.
5.00%, 01/11/2028	1,411,000	1,399,544
5.20%, 02/15/2049	695,000	632,701
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026*	1,214,000	1,062,249
Host Hotels & Resorts LP
3.50%, 09/15/2030	3,206,000	2,712,915
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027*	885,000	749,830
LXP Industrial Trust
2.38%, 10/01/2031	865,000	656,938
National Health Investors, Inc.
3.00%, 02/01/2031	1,636,000	1,195,955
Office Properties Income Trust
3.45%, 10/15/2031	982,000	470,065
Omega Healthcare Investors, Inc.
3.25%, 04/15/2033	3,414,000	2,524,359
3.38%, 02/01/2031	1,875,000	1,479,555
Service Properties Trust
4.38%, 02/15/2030	1,747,000	1,268,083
Spirit Realty LP
2.70%, 02/15/2032	587,000	451,706
Starwood Property Trust, Inc.
4.75%, 03/15/2025	930,000	872,560
Vornado Realty LP
2.15%, 06/01/2026	805,000	660,899
3.40%, 06/01/2031	64,000	44,301
Weyerhaeuser Co.
4.00%, 03/09/2052	926,000	723,647
4.75%, 05/15/2026	2,018,000	2,004,488
		20,324,285
Retail — 0.6%
Advance Auto Parts, Inc.
5.90%, 03/09/2026	962,000	974,848
AutoZone, Inc.
4.75%, 02/01/2033	707,000	686,139
Brinker International, Inc.
5.00%, 10/01/2024*	794,000	780,105
CEC Entertainment LLC
6.75%, 05/01/2026*	720,000	688,390
Dave & Buster's, Inc.
7.63%, 11/01/2025*	557,000	563,963
eG Global Finance PLC
6.75%, 02/07/2025*	811,000	779,428
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/2026*	990,000	900,504
FirstCash, Inc.
4.63%, 09/01/2028*	631,000	561,514
Ken Garff Automotive LLC
4.88%, 09/15/2028*	764,000	665,152
Kohl's Corp.
5.55%, 07/17/2045	3,696,000	2,077,485

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Retail (continued)
LBM Acquisition LLC
6.25%, 01/15/2029*	$ 1,110,000	$ 878,909
Lowe's Cos., Inc.
4.45%, 04/01/2062	825,000	647,530
McDonald's Corp.
3.50%, 07/01/2027	1,555,000	1,493,494
3.63%, 09/01/2049	2,201,000	1,694,126
4.45%, 03/01/2047#	1,576,000	1,391,390
Murphy Oil USA, Inc.
4.75%, 09/15/2029	624,000	575,958
O'Reilly Automotive, Inc.
3.60%, 09/01/2027	1,487,000	1,419,491
Park River Holdings, Inc.
6.75%, 08/01/2029*	657,000	489,767
Specialty Building Products Holdings LLC/SBP Finance Corp.
6.38%, 09/30/2026*	680,000	613,647
		17,881,840
Savings & Loans — 0.1%
New York Community Bancorp, Inc.
5.90%, 11/06/2028	3,267,000	2,999,142
Semiconductors — 0.5%
Broadcom, Inc.
2.45%, 02/15/2031*	3,013,000	2,432,879
3.19%, 11/15/2036*	2,220,000	1,661,278
Entegris Escrow Corp.
5.95%, 06/15/2030*	720,000	693,611
Foundry JV Holdco LLC
5.88%, 01/25/2034*	1,608,000	1,588,362
Intel Corp.
5.20%, 02/10/2033	2,286,000	2,299,953
5.90%, 02/10/2063	794,000	790,298
KLA Corp.
4.95%, 07/15/2052	1,582,000	1,526,901
ON Semiconductor Corp.
3.88%, 09/01/2028*	461,000	416,297
QUALCOMM, Inc.
6.00%, 05/20/2053	835,000	903,726
Texas Instruments, Inc.
4.60%, 02/15/2028#	1,429,000	1,447,027
5.00%, 03/14/2053	1,140,000	1,137,546
		14,897,878
Software — 0.5%
Capstone Borrower, Inc.
8.00%, 06/15/2030*	720,000	709,610
Central Parent, Inc./CDK Global, Inc.
7.25%, 06/15/2029*	714,000	698,741
Fidelity National Information Services, Inc.
5.63%, 07/15/2052	1,259,000	1,187,235
Fiserv, Inc.
4.40%, 07/01/2049	2,408,000	1,989,728
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL
4.63%, 05/01/2028*	683,000	583,463
Open Text Corp.
3.88%, 02/15/2028*	47,000	41,138
Oracle Corp.
2.30%, 03/25/2028	3,013,000	2,665,782
3.80%, 11/15/2037	3,954,000	3,212,540
4.00%, 11/15/2047	1,735,000	1,292,647
Security Description	Shares or Principal Amount	Value

Software (continued)
4.90%, 02/06/2033	$ 1,121,000	$ 1,082,814
5.55%, 02/06/2053	549,000	512,678
Rackspace Technology Global, Inc.
3.50%, 02/15/2028*	744,000	295,997
		14,272,373
Telecommunications — 1.4%
Altice France SA
5.13%, 07/15/2029*	783,000	557,554
5.50%, 01/15/2028 to 10/15/2029*	1,167,000	850,834
8.13%, 02/01/2027*	215,000	185,286
AT&T, Inc.
3.85%, 06/01/2060	839,000	599,990
4.50%, 05/15/2035	8,124,000	7,486,611
4.75%, 05/15/2046	975,000	846,436
4.90%, 08/15/2037	2,568,000	2,418,725
5.40%, 02/15/2034	2,077,000	2,080,707
Connect Finco SARL/Connect US Finco LLC
6.75%, 10/01/2026*	1,306,000	1,259,139
Corning, Inc.
5.45%, 11/15/2079	3,215,000	2,844,094
Iliad Holding SASU
7.00%, 10/15/2028*	990,000	922,954
NTT Finance Corp.
1.16%, 04/03/2026*	1,669,000	1,506,867
Telefonica Emisiones SA
4.90%, 03/06/2048	1,964,000	1,582,654
5.21%, 03/08/2047	500,000	422,333
Telesat Canada/Telesat LLC
4.88%, 06/01/2027*	975,000	588,047
T-Mobile USA, Inc.
3.00%, 02/15/2041	6,156,000	4,446,196
3.60%, 11/15/2060	1,301,000	900,859
5.65%, 01/15/2053#	565,000	564,219
Verizon Communications, Inc.
2.85%, 09/03/2041	3,707,000	2,604,508
3.00%, 11/20/2060	2,356,000	1,444,335
3.40%, 03/22/2041	1,331,000	1,015,858
3.88%, 03/01/2052	914,000	703,203
4.40%, 11/01/2034	536,000	496,733
5.05%, 05/09/2033	1,103,000	1,091,679
Vodafone Group PLC
5.13%, 06/04/2081	746,000	552,406
5.63%, 02/10/2053	570,000	544,339
5.75%, 02/10/2063	1,139,000	1,078,951
		39,595,517
Transportation — 0.5%
Burlington Northern Santa Fe LLC
4.45%, 03/15/2043	1,534,000	1,384,759
Canadian National Railway Co.
4.40%, 08/05/2052	1,397,000	1,266,983
Canadian Pacific Railway Co.
1.35%, 12/02/2024	2,653,000	2,497,905
4.70%, 05/01/2048	1,188,000	1,066,139
6.13%, 09/15/2115	623,000	631,293
Cargo Aircraft Management, Inc.
4.75%, 02/01/2028*	1,070,000	928,265
CSX Corp.
4.50%, 11/15/2052	1,429,000	1,269,264
FedEx Corp.
2.40%, 05/15/2031#	668,000	555,457

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Transportation (continued)
FedEx Corp. Pass Through Trust
1.88%, 08/20/2035	$ 3,635,072	$ 2,989,080
Ryder System, Inc.
5.25%, 06/01/2028	1,347,000	1,327,660
		13,916,805
Trucking & Leasing — 0.3%
AerCap Global Aviation Trust
6.50%, 06/15/2045*	719,000	702,409
GATX Corp.
3.25%, 09/15/2026	1,743,000	1,627,055
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.40%, 11/15/2026*	2,763,000	2,562,293
4.40%, 07/01/2027*	1,409,000	1,339,389
5.70%, 02/01/2028*	739,000	735,098
6.20%, 06/15/2030*	886,000	890,868
		7,857,112
Water — 0.0%
Essential Utilities, Inc.
3.35%, 04/15/2050	1,172,000	808,115
Total Corporate Bonds & Notes (cost $1,119,222,877)		1,010,427,341
ASSET BACKED SECURITIES — 1.4%
Auto Loan Receivables — 0.6%
CarMax Auto Owner Trust
Series 2022-1, Class A2 0.91%, 02/18/2025	180,732	179,454
Series 2023-1, Class A3 4.75%, 10/15/2027	1,800,000	1,789,859
Ford Credit Floorplan Master Owner Trust
Series 2018-4, Class A 4.06%, 11/15/2030	3,025,000	2,897,563
GM Financial Consumer Automobile Receivables Trust
Series 2022-4, Class A4 4.88%, 08/16/2028	1,250,000	1,254,029
Honda Auto Receivables Owner Trust
Series 2022-2, Class A4 3.76%, 12/18/2028	700,000	680,429
Series 2023-2, Class A4 4.91%, 09/17/2029	635,000	636,281
Series 2023-1, Class A4 4.97%, 06/21/2029	1,500,000	1,509,267
Mercedes-Benz Auto Receivables Trust
Series 2021-1, Class A3 0.46%, 06/15/2026	1,580,180	1,516,729
Series 2023-1, Class A3 4.51%, 11/15/2027	3,200,000	3,168,921
Toyota Auto Receivables Owner Trust
Series 2023-B, Class A4 4.66%, 09/15/2028	3,970,000	3,933,724
Volkswagen Auto Loan Enhanced Trust
Series 2020-1, Class A4 1.26%, 08/20/2026	590,000	575,481
		18,141,737
Credit Card Receivables — 0.6%
American Express Credit Account Master Trust
Series 2022-3, Class A 3.75%, 08/15/2027	3,790,000	3,702,079
Security Description	Shares or Principal Amount	Value

Credit Card Receivables (continued)
BA Credit Card Trust
Series 2022-A1, Class A1 3.53%, 11/15/2027	$ 4,700,000	$ 4,576,215
Capital One Multi-Asset Execution Trust
Series 2021-A2, Class A2 1.39%, 07/15/2030	4,488,000	3,839,746
Chase Issuance Trust
Series 2022-A1, Class A 3.97%, 09/15/2027	2,250,000	2,207,721
Discover Card Execution Note Trust
Series 2022-A4, Class A 5.03%, 10/15/2027	2,700,000	2,711,967
		17,037,728
Other Asset Backed Securities — 0.2%
John Deere Owner Trust
Series 2021-A, Class A4 0.62%, 12/15/2027	1,340,000	1,255,796
Navient Private Education Loan Trust
Series 2020-A, Class A2A 2.46%, 11/15/2068*	1,027,570	949,884
Verizon Master Trust
Series 2021-2, Class C 1.38%, 04/20/2028	3,400,000	3,176,932
		5,382,612
Total Asset Backed Securities (cost $41,135,481)		40,562,077
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.2%
Commercial and Residential — 0.8%
BX Commercial Mtg. Trust FRS
Series 2019-IMC, Class A 6.11%, (1 ML+1.00%), 04/15/2034*	3,300,000	3,258,108
CAMB Commercial Mtg. Trust FRS
Series 2019-LIFE, Class A 6.18%, (1 ML+1.07%), 12/15/2037*	750,000	741,490
Chase Mtg. Finance Corp. VRS
Series 2016-SH2, Class M2 3.74%, 12/25/2045*(2)	1,052,559	925,338
Citigroup Commercial Mtg. Trust VRS
Series 2018-C5, Class A4 4.23%, 06/10/2051(2)	1,000,000	949,105
COMM Mtg. Trust VRS
Series 2015-CR22, Class XA 0.82%, 03/10/2048(2)(4)	3,340,106	36,824
Series 2016-787S, Class B 3.83%, 02/10/2036*(2)	1,629,000	1,443,552
CSAIL Commercial Mtg. Trust
Series 2019-C17, Class A2 3.00%, 09/15/2052	1,900,000	1,818,961
Series 2015-C1, Class A4 3.51%, 04/15/2050	490,000	468,118
MSDB Trust VRS
Series 2017-712F, Class A 3.32%, 07/11/2039*(2)	5,310,000	4,601,462
One Bryant Park Trust
Series 2019-OBP, Class A 2.52%, 09/15/2054*	11,400,000	9,341,501
Shellpoint Co-Originator Trust VRS
Series 2017-2, Class A1 3.50%, 10/25/2047*(2)	190,441	170,932
		23,755,391

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency — 0.4%
Federal Home Loan Mtg. Corp. REMIC
Series 4740, Class BA 3.00%, 09/15/2045	$ 589,193	$ 561,767
Federal Home Loan Mtg. Corp. REMIC FRS
Series 3572, Class JS 1.69%, (6.80%-1 ML), 09/15/2039(4)(5)	320,025	19,745
Federal National Mtg. Assoc. REMIC
Series 2017-100, Class NP 3.00%, 12/25/2047	2,484,026	2,257,592
Series 2018-27, Class EA 3.00%, 05/25/2048	3,633,450	3,293,150
Series 2018-35, Class CD 3.00%, 05/25/2048	3,742,130	3,351,780
Government National Mtg. Assoc. REMIC VRS
Series 2013-118, Class B 2.50%, 10/16/2043(2)	1,809,784	1,670,975
		11,155,009
Total Collateralized Mortgage Obligations (cost $38,324,010)		34,910,400
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 59.4%
U.S. Government — 13.1%
United States Treasury Bonds
1.25%, 05/15/2050	1,424,000	798,330
1.75%, 08/15/2041	14,412,000	10,165,527
1.88%, 02/15/2051 to 11/15/2051	20,611,000	13,575,574
2.00%, 11/15/2041 to 08/15/2051	18,945,000	13,697,235
2.25%, 02/15/2052	12,790,000	9,224,787
2.38%, 02/15/2042 to 05/15/2051	73,831,000	56,046,335
3.00%, 11/15/2045 to 05/15/2047	10,021,000	8,470,906
3.25%, 05/15/2042	3,257,000	2,925,320
3.38%, 11/15/2048	13,798,000	12,501,204
3.63%, 02/15/2053	2,359,000	2,265,746
4.38%, 11/15/2039	105,000	112,104
United States Treasury Notes
0.13%, 12/15/2023	1,100,000	1,069,879
0.25%, 09/30/2023 to 05/15/2024	15,100,000	14,724,539
0.88%, 01/31/2024	3,363,000	3,266,182
1.13%, 02/15/2031#	4,400,000	3,677,094
1.25%, 12/31/2026	4,996,000	4,551,239
1.38%, 01/31/2025 to 11/15/2031	2,870,000	2,567,636
1.50%, 11/30/2024 to 02/15/2030	14,169,000	12,725,659
1.63%, 02/15/2026 to 11/30/2026	3,439,000	3,201,213
1.75%, 11/15/2029	3,200,000	2,851,625
1.88%, 02/28/2027	20,750,000	19,270,752
2.00%, 02/15/2025 to 11/15/2026#	2,113,000	2,015,443
2.13%, 09/30/2024	5,480,000	5,286,487
2.25%, 03/31/2024 to 10/31/2024	38,782,000	37,508,190
2.25%, 11/15/2024 to 08/15/2027#	4,172,000	4,008,337
2.38%, 08/15/2024#	10,000,000	9,695,312
2.38%, 05/15/2029	500,000	463,145
2.63%, 02/15/2029	171,000	160,880
2.75%, 07/31/2027#	37,000,000	35,387,031
3.00%, 07/31/2024 to 07/15/2025	60,000,000	58,483,594
3.50%, 02/15/2033	1,755,000	1,734,159
3.63%, 05/31/2028 to 03/31/2030	1,682,000	1,672,954
4.50%, 11/15/2025	15,000,000	15,096,680
		369,201,098
U.S. Government Agency — 46.3%
Federal Home Loan Bank
2.13%, 09/14/2029	7,765,000	6,926,890
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
3.25%, 11/16/2028#	$ 1,000,000	$ 970,722
5.50%, 07/15/2036	250,000	286,788
Federal Home Loan Mtg. Corp.
1.50%, 04/01/2037	23,607,305	20,623,295
2.00%, 02/01/2036 to 04/01/2052	169,277,776	141,847,890
2.50%, 01/01/2028 to 07/01/2052	50,628,092	43,586,046
3.00%, 08/01/2027 to 11/01/2046	13,485,083	12,350,402
3.50%, 01/01/2032 to 02/01/2052	52,446,848	48,888,380
4.00%, 09/01/2040 to 06/01/2052	21,868,385	20,876,371
4.50%, 12/01/2039 to 07/01/2052	28,109,794	27,322,799
5.00%, 10/01/2033 to 01/01/2053	17,160,151	16,941,380
5.50%, 11/01/2032 to 01/01/2053	19,430,750	19,453,673
6.00%, 10/01/2033 to 03/01/2040	196,638	201,671
6.50%, 02/01/2035 to 05/01/2037	24,257	25,226
6.75%, 09/15/2029 to 03/15/2031	750,000	874,273
Federal Home Loan Mtg. Corp. FRS
3.74%, (6 ML+1.49%), 02/01/2037	65,358	64,862
4.44%, (12 ML+1.87%), 11/01/2037	555,465	546,726
Federal National Mtg. Assoc.
1.50%, 05/01/2036 to 03/01/2051	25,754,368	20,397,543
2.00%, 07/01/2035 to 03/01/2052	254,481,039	211,891,958
2.50%, 12/01/2026 to 05/01/2052	207,143,786	179,827,105
3.00%, 10/01/2027 to 04/01/2052	138,763,027	126,654,554
3.50%, 08/01/2026 to 04/01/2052	83,693,357	77,641,067
4.00%, 11/01/2025 to 08/01/2052	81,340,516	77,356,724
4.50%, 10/01/2024 to 10/01/2049	17,954,806	17,711,082
5.00%, 10/01/2024 to 10/01/2052	50,029,782	49,368,155
5.50%, 12/01/2029 to 04/01/2053	11,268,626	11,320,626
6.00%, 02/01/2032 to 06/01/2040	625,651	650,339
6.50%, 10/01/2037 to 11/01/2037	21,699	22,403
Federal National Mtg. Assoc. FRS
3.99%, (12 ML+1.57%), 05/01/2037	69,557	70,198
4.07%, (12 ML+1.82%), 10/01/2040	84,179	85,487
4.08%, (12 ML+1.83%), 10/01/2040	276,364	279,714
4.10%, (12 ML+1.77%), 05/01/2040	435,458	440,460
4.25%, (1 Yr USTYCR+2.22%), 10/01/2035	437,353	441,714
4.28%, (12 ML+1.91%), 08/01/2035	316,941	321,767
4.32%, 11/01/2036 to 07/01/2039	535,555	534,424
5.89%, (6 ML+1.54%), 09/01/2035	536,317	539,994
Government National Mtg. Assoc.
2.00%, 11/20/2050	11,364,520	9,632,148
2.50%, 05/20/2050 to 12/20/2051	57,756,932	50,573,492
3.00%, 02/20/2045 to 03/20/2052	68,958,721	62,406,913
3.50%, 03/20/2045 to 10/20/2047	1,923,792	1,810,313
4.00%, 03/20/2044 to 05/20/2048	2,335,116	2,253,276
4.50%, 05/15/2039 to 07/20/2052	25,455,109	24,817,001
5.50%, 12/15/2039 to 05/20/2053	10,395,089	10,400,005
6.00%, 10/15/2039	117,615	119,955
		1,299,355,811
Total U.S. Government & Agency Obligations (cost $1,844,604,048)		1,668,556,909
FOREIGN GOVERNMENT OBLIGATIONS — 0.6%
Banks — 0.4%
BNG Bank NV
0.50%, 11/24/2025*	1,102,000	1,001,703
Development Bank of Japan, Inc.
1.75%, 02/18/2025*	5,660,000	5,361,888
Industrial Bank of Korea
1.04%, 06/22/2025*	5,213,000	4,790,467
		11,154,058

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign — 0.2%
Republic of Italy
3.88%, 05/06/2051	$ 1,462,000	$ 1,025,792
United Mexican States
4.28%, 08/14/2041	3,803,000	3,089,084
6.34%, 05/04/2053	545,000	546,518
		4,661,394
Total Foreign Government Obligations (cost $17,521,477)		15,815,452
COMMON STOCKS — 0.2%
Oil Field Machinery & Equipment — 0.2%
Hi-Crush, Inc.(6)(7) (cost $746,075)	123	4,596,510
PREFERRED STOCKS — 0.0%
Sovereign — 0.0%
Federal Home Loan Mtg. Corp. Series Z 8.38%† (cost $109,114)	7,067	10,141
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50%, 04/04/2016† (cost $0)	186,000	372
Total Long-Term Investment Securities (cost $3,061,663,082)		2,774,879,202
SHORT-TERM INVESTMENTS — 1.3%
Unaffiliated Investment Companies — 1.3%
State Street Institutional Liquid Reserves Fund, Premier Class 5.18%(8)	24,295,442	24,300,301
State Street Navigator Securities Lending Government Money Market Portfolio 5.11%(8)(9)	13,274,540	13,274,540
Total Short-Term Investments (cost $37,574,862)		37,574,841
TOTAL INVESTMENTS (cost $3,099,237,944)(10)	100.1%	2,812,454,043
Other assets less liabilities	(0.1)	(3,693,211)
NET ASSETS	100.0%	$2,808,760,832
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Core Bond Fund has no right to demand registration of these securities. At May 31, 2023, the aggregate value of these securities was $311,240,606 representing 11.1% of net assets.
#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of May 31, 2023.
(4)	Interest Only
(5)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at May 31, 2023.
(6)	Securities classified as Level 3 (see Note 2).
(7)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2023, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Hi-Crush, Inc.	12/22/2021	123	$746,075	$4,596,510	$37,370.00	0.2%
(8)	The rate shown is the 7-day yield as of May 31, 2023.
(9)	At May 31, 2023, the Fund had loaned securities with a total value of $63,374,783. This was secured by collateral of $13,274,540, which was received in cash and subsequently invested in short-term investments currently valued at $13,274,540 as reported in the Portfolio of Investments. Additional collateral of $52,520,683 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2023
Federal Home Loan Mtg. Corp.	1.50% to 5.85%	11/25/2033 to 01/15/2055	$11,387,306
Federal National Mtg. Assoc.	1.50% to 5.50%	10/25/2033 to 12/25/2057	5,990,283
Government National Mtg. Assoc.	3.15% to 5.56%	07/20/2046 to 05/16/2063	14,455,946
United States Treasury Bills	0.00%	06/08/2023 to 03/21/2024	525,497
United States Treasury Notes/Bonds	0.00% to 5.25%	07/15/2023 to 11/15/2052	20,161,651
(10)	See Note 5 for cost of investments on a tax basis.
1 ML—1 Month USD LIBOR
1 Yr USTYCR—1 Year US Treasury Yield Curve Rate
12 ML—12 Month USD LIBOR
3 ML—3 Month USD LIBOR
6 ML—6 Month USD LIBOR
DAC—Designated Activity Company
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at May 31, 2023 and unless noted otherwise, the dates shown are the original maturity dates.

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$ —	$1,010,427,341	$ —	$1,010,427,341
Asset Backed Securities	—	40,562,077	—	40,562,077
Collateralized Mortgage Obligations	—	34,910,400	—	34,910,400
U.S. Government & Agency Obligations	—	1,668,556,909	—	1,668,556,909
Foreign Government Obligations	—	15,815,452	—	15,815,452
Common Stocks	—	—	4,596,510	4,596,510
Preferred Stocks	10,141	—	—	10,141
Escrows and Litigation Trusts	—	372	—	372
Short-Term Investments	37,574,841	—	—	37,574,841
Total Investments at Value	$37,584,982	$2,770,272,551	$4,596,510	$2,812,454,043
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Financial Statements

VALIC Company I Dividend Value Fund
PORTFOLIO PROFILE — May 31, 2023— (unaudited)

Industry Allocation*
Pharmaceuticals	9.0%
Banks	8.0
Software	7.7
Insurance	6.2
Diversified Financial Services	5.1
Oil & Gas	4.9
Healthcare-Products	4.6
Short-Term Investments	4.5
Computers	4.1
Healthcare-Services	4.0
Telecommunications	3.7
Electric	3.6
Food	3.4
Pipelines	3.2
Aerospace/Defense	3.0
Media	3.0
Retail	2.6
Semiconductors	2.3
Chemicals	2.1
Cosmetics/Personal Care	2.1
Beverages	1.9
Auto Manufacturers	1.6
Transportation	1.4
REITS	1.3
Home Furnishings	1.1
Packaging & Containers	0.9
Agriculture	0.9
Building Materials	0.9
Environmental Control	0.6
Machinery-Construction & Mining	0.5
Internet	0.5
Private Equity	0.3
Mining	0.3
Auto Parts & Equipment	0.3
Apparel	0.3
Miscellaneous Manufacturing	0.3
Housewares	0.2
Electronics	0.2
Commercial Services	0.1
100.7%
*	Calculated as a percentage of net assets

VALIC Company I Dividend Value Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 96.2%
Aerospace/Defense — 3.0%
BAE Systems PLC	93,795	$ 1,086,705
L3Harris Technologies, Inc.	65,557	11,532,787
Northrop Grumman Corp.	9,770	4,254,737
Raytheon Technologies Corp.	162,118	14,937,553
		31,811,782
Agriculture — 0.9%
British American Tobacco PLC ADR	293,353	9,302,224
Apparel — 0.3%
Ralph Lauren Corp.	29,344	3,119,561
Auto Manufacturers — 1.6%
General Motors Co.	519,357	16,832,360
Auto Parts & Equipment — 0.3%
Lear Corp.	26,104	3,201,917
Banks — 8.0%
Bank of America Corp.	66,644	1,852,037
Citigroup, Inc.	391,877	17,367,989
Citizens Financial Group, Inc.	169,814	4,377,805
First Citizens BancShares, Inc., Class A	13,128	16,373,241
JPMorgan Chase & Co.	151,950	20,621,134
PNC Financial Services Group, Inc.	30,420	3,523,549
Wells Fargo & Co.	511,319	20,355,609
		84,471,364
Beverages — 1.9%
Coca-Cola Co.	130,220	7,768,925
Constellation Brands, Inc., Class A	28,283	6,871,921
Diageo PLC	127,900	5,317,751
		19,958,597
Building Materials — 0.9%
Vulcan Materials Co.	46,050	9,002,775
Chemicals — 2.1%
Linde PLC	32,530	11,504,560
PPG Industries, Inc.	84,194	11,053,830
		22,558,390
Commercial Services — 0.1%
Robert Half International, Inc.	23,858	1,551,247
Computers — 4.1%
Apple, Inc.	84,010	14,890,773
Cognizant Technology Solutions Corp., Class A	285,713	17,854,205
Leidos Holdings, Inc.	132,756	10,362,933
		43,107,911
Cosmetics/Personal Care — 2.1%
Procter & Gamble Co.	54,920	7,826,100
Unilever PLC ADR	284,455	14,205,683
		22,031,783
Diversified Financial Services — 5.1%
Apollo Global Management, Inc.	222,774	14,892,442
Capital One Financial Corp.	45,100	4,699,871
Charles Schwab Corp.	29,904	1,575,642
Intercontinental Exchange, Inc.	33,604	3,560,344
Mastercard, Inc., Class A	19,080	6,964,581
Raymond James Financial, Inc.	69,139	6,246,709
Visa, Inc., Class A	71,998	15,913,718
		53,853,307
Security Description	Shares or Principal Amount	Value

Electric — 3.6%
American Electric Power Co., Inc.	38,160	$ 3,171,859
Edison International	76,160	5,142,323
Exelon Corp.	86,916	3,446,219
PG&E Corp.†	294,870	4,995,098
Public Service Enterprise Group, Inc.	102,738	6,138,596
Sempra Energy	102,832	14,759,477
		37,653,572
Electronics — 0.2%
Fortive Corp.	26,477	1,723,917
Environmental Control — 0.6%
Pentair PLC	8,460	469,276
Waste Management, Inc.	35,030	5,672,058
		6,141,334
Food — 3.4%
Kraft Heinz Co.	460,977	17,618,541
Mondelez International, Inc., Class A	145,958	10,714,777
Nestle SA ADR	65,290	7,751,881
		36,085,199
Healthcare-Products — 4.6%
Baxter International, Inc.	387,679	15,786,289
Koninklijke Philips NV#	427,896	8,098,691
Medtronic PLC	188,571	15,606,136
Zimmer Biomet Holdings, Inc.	67,304	8,570,491
		48,061,607
Healthcare-Services — 4.0%
Elevance Health, Inc.	22,363	10,014,599
Humana, Inc.	10,071	5,054,333
Laboratory Corp. of America Holdings	89,529	19,027,598
UnitedHealth Group, Inc.	16,180	7,883,543
		41,980,073
Home Furnishings — 1.1%
Panasonic Holdings Corp.#	672,600	6,979,957
Sony Group Corp.	50,000	4,675,146
		11,655,103
Housewares — 0.2%
Newell Brands, Inc.#	238,800	1,984,428
Insurance — 6.2%
Allstate Corp.	37,761	4,095,180
Chubb, Ltd.	36,750	6,828,150
Equitable Holdings, Inc.	97,220	2,385,779
Fidelity National Financial, Inc.	202,158	6,901,674
First American Financial Corp.	12,677	696,348
Hartford Financial Services Group, Inc.	74,465	5,102,342
MetLife, Inc.	171,526	8,499,113
Prudential Financial, Inc.	66,462	5,229,895
Prudential PLC	413,155	5,452,453
Travelers Cos., Inc.	43,530	7,367,017
Willis Towers Watson PLC	55,688	12,187,319
		64,745,270
Internet — 0.5%
Alphabet, Inc., Class A†	40,846	5,018,748
Machinery-Construction & Mining — 0.5%
Komatsu, Ltd.	218,600	5,145,184
Media — 3.0%
Comcast Corp., Class A	581,646	22,887,770

VALIC Company I Dividend Value Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Fox Corp., Class A	188,749	$ 5,888,969
Walt Disney Co.†	31,030	2,729,399
		31,506,138
Mining — 0.3%
Freeport-McMoRan, Inc.	93,430	3,208,386
Miscellaneous Manufacturing — 0.3%
Siemens AG	18,194	2,981,610
Oil & Gas — 4.9%
BP PLC	2,763,926	15,558,997
Chesapeake Energy Corp.	46,770	3,519,443
ConocoPhillips	42,248	4,195,226
EQT Corp.	249,850	8,687,285
Hess Corp.	33,701	4,268,906
Pioneer Natural Resources Co.	19,650	3,918,996
Shell PLC	396,514	10,994,682
		51,143,535
Packaging & Containers — 0.9%
Sealed Air Corp.	251,551	9,521,205
Pharmaceuticals — 9.0%
AmerisourceBergen Corp.	23,640	4,022,346
AstraZeneca PLC	44,450	6,456,688
Bayer AG	175,935	9,807,153
Becton Dickinson & Co.	41,140	9,946,006
Cardinal Health, Inc.	135,423	11,145,313
Cigna Group	36,742	9,090,338
Eli Lilly & Co.	10,048	4,315,214
Johnson & Johnson	57,230	8,874,084
Merck & Co., Inc.	77,910	8,602,043
Novo Nordisk A/S ADR	26,328	4,224,591
Pfizer, Inc.	132,060	5,020,921
Sanofi	127,278	12,928,335
		94,433,032
Pipelines — 3.2%
Enbridge, Inc.#	258,780	9,109,056
Enterprise Products Partners LP	534,903	13,549,093
Williams Cos., Inc.	379,200	10,867,872
		33,526,021
Private Equity — 0.3%
Carlyle Group, Inc.	130,979	3,590,134
REITS — 1.3%
American Tower Corp.	28,500	5,256,540
AvalonBay Communities, Inc.	35,300	6,141,494
Public Storage	8,800	2,493,040
		13,891,074
Retail — 2.6%
Dollar General Corp.	58,772	11,818,462
Home Depot, Inc.	26,740	7,579,453
Ross Stores, Inc.	35,100	3,637,062
Walmart, Inc.	26,361	3,871,640
		26,906,617
Semiconductors — 2.3%
Broadcom, Inc.	8,350	6,746,466
Intel Corp.	93,510	2,939,955
Samsung Electronics Co., Ltd. GDR	7,085	9,603,609
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	19,461	$ 1,918,660
Texas Instruments, Inc.	16,280	2,830,766
		24,039,456
Software — 7.7%
Activision Blizzard, Inc.†	43,077	3,454,775
Fidelity National Information Services, Inc.	258,726	14,118,678
Microsoft Corp.	112,092	36,809,892
Oracle Corp.	60,990	6,461,281
SAP SE ADR	58,090	7,577,259
SS&C Technologies Holdings, Inc.	224,697	12,349,347
		80,771,232
Telecommunications — 3.7%
AT&T, Inc.	296,433	4,662,891
Cisco Systems, Inc.	380,499	18,899,385
Rogers Communications, Inc., Class B	71,137	3,136,316
Verizon Communications, Inc.	332,731	11,855,206
		38,553,798
Transportation — 1.4%
Union Pacific Corp.	50,796	9,779,246
United Parcel Service, Inc., Class B	28,980	4,839,660
		14,618,906
Total Long-Term Investment Securities (cost $1,028,744,675)		1,009,688,797
SHORT-TERM INVESTMENTS — 4.5%
Unaffiliated Investment Companies — 4.5%
State Street Institutional Liquid Reserves Fund, Premier Class 5.18%(1)	31,564,659	31,570,973
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.02%(1)	5,116,279	5,116,279
State Street Navigator Securities Lending Government Money Market Portfolio 5.11%(1)(2)	10,445,873	10,445,873
Total Short-Term Investments (cost $47,133,124)		47,133,125
TOTAL INVESTMENTS (cost $1,075,877,799)(3)	100.7%	1,056,821,922
Other assets less liabilities	(0.7)	(6,984,397)
NET ASSETS	100.0%	$1,049,837,525
†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	The rate shown is the 7-day yield as of May 31, 2023.
(2)	At May 31, 2023, the Fund had loaned securities with a total value of $16,721,345. This was secured by collateral of $10,445,873, which was received in cash and subsequently invested in short-term investments currently valued at $10,445,873 as reported in the Portfolio of Investments. Additional collateral of $7,218,828 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2023
United States Treasury Bills	0.00%	06/08/2023 to 03/21/2024	$ 220,459
United States Treasury Notes/Bonds	0.25% to 4.75%	09/30/2023 to 08/15/2052	6,998,369
(3)	See Note 5 for cost of investments on a tax basis.

VALIC Company I Dividend Value Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

ADR—American Depositary Receipt
GDR—Global Depositary Receipt
The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Aerospace/Defense	$ 30,725,077	$ 1,086,705	$—	$ 31,811,782
Beverages	14,640,846	5,317,751	—	19,958,597
Healthcare-Products	39,962,916	8,098,691	—	48,061,607
Home Furnishings	—	11,655,103	—	11,655,103
Insurance	59,292,817	5,452,453	—	64,745,270
Machinery-Construction & Mining	—	5,145,184	—	5,145,184
Miscellaneous Manufacturing	—	2,981,610	—	2,981,610
Oil & Gas	24,589,856	26,553,679	—	51,143,535
Pharmaceuticals	65,240,856	29,192,176	—	94,433,032
Semiconductors	14,435,847	9,603,609	—	24,039,456
Other Industries	655,713,621	—	—	655,713,621
Short-Term Investments	47,133,125	—	—	47,133,125
Total Investments at Value	$951,734,961	$105,086,961	$—	$1,056,821,922
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I Dynamic Allocation Fund
PORTFOLIO PROFILE — May 31, 2023— (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	53.2%
Domestic Fixed Income Investment Companies	20.6
U.S. Government & Agency Obligations	13.3
International Equity Investment Companies	10.0
Short-Term Investments	2.5
Purchased Options	0.7
International Fixed Income Investment Companies	0.4
100.7%
*	Calculated as a percentage of net assets

VALIC Company I Dynamic Allocation Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 84.2%
Domestic Equity Investment Companies — 53.2%
VALIC Company I Capital Appreciation Fund	364,740	$ 5,372,628
VALIC Company I Dividend Value Fund	841,613	8,870,602
VALIC Company I Growth Fund	496,140	5,522,036
VALIC Company I Large Capital Growth Fund	337,414	5,776,527
VALIC Company I Mid Cap Index Fund	68,990	1,532,966
VALIC Company I Mid Cap Strategic Growth Fund	105,750	1,585,196
VALIC Company I Mid Cap Value Fund	113,362	1,806,998
VALIC Company I Small Cap Growth Fund	38,980	521,943
VALIC Company I Small Cap Index Fund	49,214	630,919
VALIC Company I Small Cap Special Values Fund	95,756	976,710
VALIC Company I Small Cap Value Fund	29,779	306,725
VALIC Company I Stock Index Fund	281,729	12,548,207
VALIC Company I Systematic Core Fund	375,944	9,150,466
VALIC Company I Systematic Growth Fund	273,348	3,873,335
VALIC Company I Systematic Value Fund	1,052,940	12,203,573
VALIC Company I U.S. Socially Responsible Fund	452,122	7,573,037
Total Domestic Equity Investment Companies (cost $88,354,042)		78,251,868
Domestic Fixed Income Investment Companies — 20.6%
VALIC Company I Core Bond Fund	2,062,469	19,799,704
VALIC Company I Government Securities Fund	741,554	6,933,528
VALIC Company I High Yield Bond Fund	188,963	1,247,154
VALIC Company I Inflation Protected Fund	241,799	2,297,092
Total Domestic Fixed Income Investment Companies (cost $34,845,085)		30,277,478
International Equity Investment Companies — 10.0%
VALIC Company I Emerging Economies Fund	143,261	766,449
VALIC Company I Global Real Estate Fund	256,558	1,554,739
VALIC Company I International Equities Index Fund	370,365	2,703,664
VALIC Company I International Growth Fund	262,978	2,871,720
VALIC Company I International Opportunities Fund	31,500	412,654
VALIC Company I International Socially Responsible Fund	91,024	1,988,879
VALIC Company I International Value Fund	490,293	4,397,926
Total International Equity Investment Companies (cost $16,114,506)		14,696,031
International Fixed Income Investment Companies — 0.4%
VALIC Company I International Government Bond Fund (cost $726,482)	64,248	614,859
Total Affiliated Investment Companies (cost $140,040,115)		123,840,236
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 13.3%
U.S. Government — 13.3%
United States Treasury Notes
0.88%, 11/15/2030	$3,003,900	2,469,652
1.25%, 08/15/2031	6,333,600	5,268,516
1.38%, 11/15/2031	2,637,900	2,205,532
1.50%, 02/15/2030(2)	564,800	491,795
1.63%, 05/15/2031	246,500	212,548
1.88%, 02/15/2032	1,913,800	1,663,212
2.75%, 08/15/2032	780,900	726,146
2.88%, 05/15/2032	4,005,700	3,768,331
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
3.50%, 02/15/2033	$1,497,900	$ 1,480,112
4.13%, 11/15/2032	1,295,700	1,343,681
Total U.S. Government & Agency Obligations (cost $21,438,482)		19,629,525
PURCHASED OPTIONS† — 0.7%
Purchased Options - Puts — 0.7%
Over the Counter put option on the S&P 500 Index (Expiration Date: 10/20/2023; Strike Price: $3,200.00; Counterparty: Bank of America International)	1,500	31,654
Over the Counter put option on the S&P 500 Index (Expiration Date: 10/20/2023; Strike Price: $3,200.00; Counterparty: Goldman Sachs International)	4,500	94,961
Over the Counter put option on the S&P 500 Index (Expiration Date: 10/20/2023; Strike Price: $3,650.00; Counterparty: Bank of America International)	2,500	120,013
Over the Counter put option on the S&P 500 Index (Expiration Date: 10/20/2023; Strike Price: $3,650.00; Counterparty: Citibank, N.A.)	2,000	96,010
Over the Counter put option on the S&P 500 Index (Expiration Date: 11/17/2023; Strike Price: $3,700.00; Counterparty: UBS AG)	4,500	288,708
Over the Counter put option on the S&P 500 Index (Expiration Date: 12/15/2023; Strike Price: $3,600.00; Counterparty: Citibank, N.A.)	2,000	124,666
Over the Counter put option on the S&P 500 Index (Expiration Date: 12/15/2023; Strike Price: $3,600.00; Counterparty: UBS AG)	4,500	280,498
Total Purchased Options (cost $1,543,824)		1,036,510
Total Long-Term Investment Securities (cost $163,022,421)		144,506,271
SHORT-TERM INVESTMENTS — 2.5%
Unaffiliated Investment Companies — 2.5%
AllianceBernstein Government STIF Portfolio, Class AB 5.14%(3) (cost $3,662,323)	3,662,323	3,662,322
TOTAL INVESTMENTS (cost $166,684,744)(4)	100.7%	148,168,593
Other assets less liabilities	(0.7)	(1,075,118)
NET ASSETS	100.0%	$147,093,475
#	The VALIC Company I Dynamic Allocation Fund invests in various VALIC Company I Funds. Additional information on the underlying funds including such funds' prospectuses and shareholder reports are available at our website, www.corebridgefinancial.com/rs.
†	Non-income producing security
(1)	See Note 3.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	The rate shown is the 7-day yield as of May 31, 2023.
(4)	See Note 5 for cost of investments on a tax basis.
STIF—Short Term Investment Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
50	Long	S&P 500 E-Mini Index	June 2023	$10,394,488	$10,476,250	$81,762

VALIC Company I Dynamic Allocation Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Futures Contracts — (continued)

Numberof Contracts	Type	Description	ExpirationMonth	NotionalBasis*	NotionalValue*	Unrealized (Depreciation)
20	Short	S&P 500 E-Mini Index	June 2023	$3,917,983	$4,190,500	$(272,517)
		Net Unrealized Appreciation (Depreciation)				$(190,755)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$123,840,236	$ —	$—	$123,840,236
U.S. Government & Agency Obligations	—	19,629,525	—	19,629,525
Purchased Options	—	1,036,510	—	1,036,510
Short-Term Investments	3,662,322	—	—	3,662,322
Total Investments at Value	$127,502,558	$20,666,035	$—	$148,168,593
Other Financial Instruments:†
Futures Contracts	$ 81,762	$ —	$—	$ 81,762
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$ 272,517	$ —	$—	$ 272,517
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

VALIC Company I Emerging Economies Fund
PORTFOLIO PROFILE — May 31, 2023— (unaudited)

Industry Allocation*
Semiconductors	16.6%
Banks	15.0
Internet	8.9
Oil & Gas	5.5
Insurance	5.2
Food	3.9
Telecommunications	3.7
Retail	3.6
Diversified Financial Services	3.2
Beverages	2.9
Engineering & Construction	2.8
Auto Manufacturers	2.5
Mining	2.4
Software	1.9
Electric	1.8
Transportation	1.7
Pharmaceuticals	1.5
Machinery-Diversified	1.5
Electronics	1.1
Chemicals	1.0
Computers	0.9
Aerospace/Defense	0.9
Iron/Steel	0.9
Airlines	0.9
Gas	0.8
Real Estate	0.8
Agriculture	0.7
Miscellaneous Manufacturing	0.6
Distribution/Wholesale	0.6
Commercial Services	0.5
Electrical Components & Equipment	0.5
Home Furnishings	0.4
Entertainment	0.3
Water	0.3
Biotechnology	0.3
Textiles	0.3
96.4%
Country Allocation*
South Korea	17.2%
China	15.2
Taiwan	11.8
Cayman Islands	11.2
India	10.5
Brazil	7.9
South Africa	4.9
Mexico	4.2
Indonesia	1.6
Thailand	1.4
United Kingdom	1.4
Poland	1.3
Bermuda	1.3
United States	1.2
Chile	1.0
Greece	0.9
Panama	0.9
United Arab Emirates	0.5
Hong Kong	0.5
Malaysia	0.4
Hungary	0.4

British Virgin Islands	0.4%
Saudi Arabia	0.3
96.4%
*	Calculated as a percentage of net assets

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 96.4%
Bermuda — 1.3%
Credicorp, Ltd.	45,122	$ 5,841,043
Kunlun Energy Co., Ltd.	2,904,000	2,311,761
		8,152,804
Brazil — 7.9%
Ambev SA ADR	1,548,369	4,319,951
Banco do Brasil SA	791,003	6,956,922
BB Seguridade Participacoes SA	665,243	4,055,736
Cia de Saneamento Basico do Estado de Sao Paulo	187,954	1,946,856
Cia Energetica de Minas Gerais ADR#	1,429,683	3,245,380
EDP - Energias do Brasil SA	692,340	3,138,750
Gerdau SA (Preference Shares)	359,881	1,700,343
Localiza Rent a Car SA	126,017	1,541,027
Localiza Rent a Car SA†	505	6,122
Petroleo Brasileiro SA (Preference Shares)	1,780,753	9,168,247
Porto Seguro SA	373,518	1,760,356
Raia Drogasil SA	533,421	2,978,696
Sendas Distribuidora SA	515,911	1,093,183
SLC Agricola SA	277,179	1,886,541
Vale SA	186,729	2,348,605
WEG SA	669,536	4,963,485
		51,110,200
British Virgin Islands — 0.4%
Arcos Dorados Holdings, Inc.	265,642	2,244,675
Cayman Islands — 11.2%
3SBio, Inc.*	1,905,500	1,924,611
Alibaba Group Holding, Ltd.†	1,645,644	16,369,957
JD.com, Inc., Class A	421,200	6,839,011
Meituan, Class B*†	118,980	1,668,531
NetEase, Inc.	519,300	8,826,483
PDD Holdings, Inc. ADR†	77,114	5,037,086
Tencent Holdings, Ltd.	646,400	25,619,861
Vipshop Holdings, Ltd. ADR†	148,993	2,133,580
Yihai International Holding, Ltd.	659,000	1,456,681
ZTO Express Cayman, Inc. ADR	112,076	2,828,798
		72,704,599
Chile — 1.0%
Banco de Chile	18,168,150	1,836,990
Banco Santander Chile ADR	124,734	2,166,630
Cencosud SA	1,195,132	2,257,458
		6,261,078
China — 15.2%
Anhui Heli Co, Ltd., Class A	711,000	1,765,522
Bank of Jiangsu Co, Ltd., Class A	3,871,276	4,041,625
Baoshan Iron & Steel Co, Ltd.	2,053,300	1,698,245
China CITIC Bank Corp., Ltd.	4,012,000	2,106,637
China Merchants Bank Co., Ltd.	1,365,500	6,372,994
China Merchants Energy Shipping Co., Ltd., Class A	1,766,393	1,418,525
China Pacific Insurance Group Co., Ltd.	2,068,800	5,222,234
China Railway Group, Ltd.	3,477,000	2,289,311
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A	389,800	3,583,806
CMOC Group, Ltd.	3,207,000	1,672,132
Dongfang Electric Corp., Ltd.	2,271,200	2,987,908
ENN Natural Gas Co., Ltd., Class A	1,013,835	2,761,577
GF Securities Co., Ltd.	2,111,000	2,929,938
Haier Smart Home Co., Ltd.	865,600	2,481,515
Hubei Jumpcan Pharmaceutical Co., Ltd.	413,205	1,844,024
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	378,600	1,534,818
Security Description	Shares or Principal Amount	Value

China (continued)
Jiangxi Copper Co., Ltd.	2,028,000	$ 3,041,652
Kweichow Moutai Co, Ltd., Class A	17,899	4,108,947
Laobaixing Pharmacy Chain JSC	366,478	1,682,731
PetroChina Co., Ltd.	9,458,000	6,085,086
PICC Property & Casualty Co., Ltd.	4,994,000	5,952,630
Ping An Bank Co., Ltd., Class A	1,702,600	2,778,483
Ping An Insurance Group Co. of China, Ltd.	1,111,500	7,063,380
Sanquan Food Co., Ltd.	849,777	1,867,527
Sinopharm Group Co., Ltd.	639,200	2,092,077
Sinotrans, Ltd.	5,701,000	1,884,559
Tsingtao Brewery Co., Ltd.	564,000	4,843,810
Xiamen Xiangyu Co., Ltd.	1,344,945	1,809,565
Yixintang Pharmaceutical Group Co., Ltd.	704,200	2,677,998
Yutong Bus Co, Ltd.	1,142,900	2,093,892
Zhuhai Huafa Properties Co., Ltd., Class A	1,323,700	1,834,445
Zhuzhou CRRC Times Electric Co, Ltd.	956,600	4,014,367
		98,541,960
Greece — 0.9%
Hellenic Telecommunications Organization SA	128,319	1,964,134
Mytilineos SA	69,450	2,188,451
OPAP SA	115,378	1,972,034
		6,124,619
Hong Kong — 0.5%
AIA Group, Ltd.	301,600	2,924,401
Hungary — 0.4%
MOL Hungarian Oil & Gas PLC	291,373	2,371,790
India — 10.5%
Bharat Electronics, Ltd.	4,373,738	5,909,794
Britannia Industries, Ltd.	81,733	4,569,264
GAIL India, Ltd.	2,034,338	2,573,821
HCL Technologies, Ltd.	229,541	3,170,669
HDFC Bank, Ltd. ADR	109,432	7,047,421
Housing Development Finance Corp., Ltd.	318,806	10,169,345
ICICI Bank, Ltd. ADR	445,504	10,210,952
ITC, Ltd.	885,359	4,768,488
NCC, Ltd.	1,434,144	2,063,845
Oil & Natural Gas Corp., Ltd.	3,140,545	5,827,027
Power Finance Corp., Ltd.	886,011	1,949,659
Power Grid Corp. of India, Ltd.	1,219,582	3,407,586
Reliance Industries, Ltd. GDR*	35,234	2,082,329
Shriram Finance, Ltd.	125,171	2,112,337
Triveni Turbine, Ltd.	494,341	2,321,966
		68,184,503
Indonesia — 1.6%
Bank Mandiri Persero Tbk PT	9,508,000	3,198,908
Telkom Indonesia Persero Tbk PT	20,877,500	5,635,356
United Tractors Tbk PT	1,221,200	1,818,411
		10,652,675
Malaysia — 0.4%
CIMB Group Holdings Bhd	2,613,300	2,727,541
Mexico — 4.2%
America Movil SAB de CV#†	366,415	7,789,983
Arca Continental SAB de CV	345,480	3,492,104
Coca-Cola Femsa SAB de CV, ADR	27,585	2,284,589
Grupo Aeroportuario del Pacifico SAB de CV, Class B	166,943	2,941,062
Grupo Aeroportuario del Sureste SAB de CV, Class B	102,672	2,880,783
Grupo Financiero Banorte SAB de CV, Class O	975,170	7,835,981
		27,224,502

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Panama — 0.9%
Copa Holdings SA, Class A	53,593	$ 5,630,481
Poland — 1.3%
Bank Polska Kasa Opieki SA	155,913	3,549,706
Dino Polska SA*†	28,560	2,808,410
Powszechny Zaklad Ubezpieczen SA	256,093	2,335,258
		8,693,374
Russia — 0.0%
GAZPROM PJSC ADR(1)(2)	1,262,418	0
Magnitogorsk Iron & Steel Works PJSC(1)(2)	2,290,683	0
Sberbank of Russia PJSC(1)(2)	1,300,000	0
Severstal PAO GDR(1)(2)	75,082	0
		0
Saudi Arabia — 0.3%
Etihad Etisalat Co.	184,741	2,117,009
South Africa — 4.9%
Absa Group, Ltd.	412,382	3,239,818
African Rainbow Minerals, Ltd.	144,250	1,523,333
Aspen Pharmacare Holdings, Ltd.	200,287	1,751,028
Bid Corp., Ltd.	89,646	1,910,429
Bidvest Group, Ltd.	148,381	1,786,373
Clicks Group, Ltd.	158,215	1,880,444
FirstRand, Ltd.	2,189,939	6,712,150
MTN Group, Ltd.	356,455	2,204,723
Sanlam, Ltd.	617,735	1,626,389
Shoprite Holdings, Ltd.	344,139	3,408,148
Standard Bank Group, Ltd.	337,692	2,596,319
Truworths International, Ltd.	573,849	1,386,675
Woolworths Holdings, Ltd.	491,490	1,482,990
		31,508,819
South Korea — 17.2%
BGF retail Co., Ltd.	16,448	2,358,273
DB Insurance Co., Ltd.	35,045	1,952,736
GS Engineering & Construction Corp.	122,048	1,906,320
Hana Financial Group, Inc.	178,679	5,570,020
Hyundai Glovis Co., Ltd.	14,104	1,795,157
Hyundai Motor Co.	39,407	5,934,544
Industrial Bank of Korea	260,009	1,999,507
Kia Corp.	134,553	8,702,483
Kumho Petrochemical Co., Ltd.	17,821	1,699,912
LG Chem, Ltd.	9,057	4,722,577
Orion Corp.	24,440	2,377,342
Pan Ocean Co., Ltd.	388,705	1,377,290
Posco International Corp.#	118,569	2,683,621
Samsung C&T Corp.	47,390	3,947,158
Samsung Electro-Mechanics Co., Ltd.	22,678	2,517,911
Samsung Electronics Co., Ltd.	611,924	32,785,664
Samsung Electronics Co., Ltd. GDR*	1,484	2,001,916
Samsung Engineering Co., Ltd.†	88,330	1,881,964
Samsung Fire & Marine Insurance Co., Ltd.	13,395	2,274,841
Samsung Securities Co. Ltd.	77,689	2,149,663
Shinhan Financial Group Co., Ltd.	269,790	7,113,739
SK Hynix, Inc.	136,766	11,128,014
S-Oil Corp.	47,917	2,601,792
		111,482,444
Taiwan — 11.8%
Accton Technology Corp.	193,000	2,207,034
Asia Vital Components Co., Ltd.	304,000	1,945,880
Gigabyte Technology Co., Ltd.	333,000	2,016,764
Security Description	Shares or Principal Amount	Value

Taiwan (continued)
Micro-Star International Co., Ltd.	369,000	$ 1,987,671
Novatek Microelectronics Corp.	412,000	5,696,648
Taiwan Semiconductor Manufacturing Co., Ltd.	2,877,000	51,965,584
Uni-President Enterprises Corp.	811,000	1,960,349
United Microelectronics Corp.	2,375,000	3,987,147
Voltronic Power Technology Corp.	36,000	2,268,559
Wistron Corp.	972,000	2,105,296
		76,140,932
Thailand — 1.4%
Krung Thai Bank PCL	6,780,300	3,721,372
PTT Exploration & Production PCL	1,343,200	5,384,379
		9,105,751
United Arab Emirates — 0.5%
Emaar Properties PJSC	2,052,023	3,432,210
United Kingdom — 1.4%
Airtel Africa PLC*	1,119,583	1,661,110
Anglo American PLC	156,156	4,321,309
Rio Tinto PLC	47,936	2,857,023
		8,839,442
United States — 1.2%
Yum China Holdings, Inc.	141,324	7,979,153
Total Long-Term Investment Securities (cost $678,586,111)		624,154,962
SHORT-TERM INVESTMENTS — 0.0%
Unaffiliated Investment Companies — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio 5.11%(3)(4) (cost $610)	610	610
TOTAL INVESTMENTS (cost $678,586,721)(5)	96.4%	624,155,572
Other assets less liabilities	3.6	23,056,721
NET ASSETS	100.0%	$647,212,293
#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Emerging Economies Fund has no right to demand registration of these securities. At May 31, 2023, the aggregate value of these securities was $12,146,907 representing 1.9% of net assets.

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2023, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
GAZPROM PJSC ADR	06/10/2021	1,262,418	$4,856,005	$0	$0.00	0.0%
Magnitogorsk Iron & Steel Works PJSC
	12/14/2020	6,702	4,530
	12/16/2020	187,873	134,493
	02/10/2021	2,096,108	1,468,240
		2,290,683	1,607,263	0	0.00	0.0
Sberbank of Russia PJSC
	11/12/2020	664,800	2,189,656
	11/20/2020	136,860	443,444
	12/14/2020	29,992	120,624
	12/16/2020	137,196	538,640
	11/24/2021	331,152	1,424,053
		1,300,000	4,716,417	0	0.00	0.0
Severstal PAO GDR
	10/30/2020	51,320	695,308
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
	11/20/2020	10,696	$154,403
	12/14/2020	2,344	39,368
	12/16/2020	10,722	184,609
		75,082	1,073,688	$0	$0.00	0.0%
				$0		0.0%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Fund and may not equal the sum of the individual percentages shown due to rounding.
(3)	The rate shown is the 7-day yield as of May 31, 2023.
(4)	At May 31, 2023, the Fund had loaned securities with a total value of $2,936,715. This was secured by collateral of $610, which was received in cash and subsequently invested in short-term investments currently valued at $610 as reported in the Portfolio of Investments. Additional collateral of $3,173,340 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2023
Government National Mtg. Assoc.	1.75%	11/20/2051	$ 20,562
United States Treasury Notes/Bonds	0.13% to 4.50%	07/31/2023 to 11/15/2051	3,152,778
(5)	See Note 5 for cost of investments on a tax basis.
ADR—American Depositary Receipt
GDR—Global Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
101	Long	MSCI Emerging Markets Index	June 2023	$4,964,229	$4,831,840	$(132,389)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$ 5,841,043	$ 2,311,761	$—	$ 8,152,804
Brazil	51,110,200	—	—	51,110,200
British Virgin Islands	2,244,675	—	—	2,244,675
Cayman Islands	9,999,464	62,705,135	—	72,704,599
Chile	6,261,078	—	—	6,261,078
India	19,340,702	48,843,801	—	68,184,503
Mexico	27,224,502	—	—	27,224,502
Panama	5,630,481	—	—	5,630,481
Russia	—	—	0	0
South Korea	2,001,916	109,480,528	—	111,482,444
Thailand	9,105,751	—	—	9,105,751
United States	7,979,153	—	—	7,979,153
Other Countries	—	254,074,772	—	254,074,772
Short-Term Investments	610	—	—	610
Total Investments at Value	$146,739,575	$477,415,997	$ 0	$624,155,572
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$ 132,389	$ —	$—	$ 132,389
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Financial Statements

VALIC Company I Global Real Estate Fund
PORTFOLIO PROFILE — May 31, 2023— (unaudited)

Industry Allocation*
REITS	81.8%
Real Estate	11.3
Private Equity	1.4
Engineering & Construction	1.2
Healthcare-Services	0.8
Building Materials	0.8
Telecommunications	0.7
Diversified Financial Services	0.2
Short-Term Investments	0.1
98.3%
Country Allocation*
United States	60.3%
Japan	7.6
United Kingdom	7.5
Australia	5.2
Singapore	3.6
Hong Kong	3.3
Canada	3.2
Sweden	1.3
Spain	1.3
Germany	1.1
Mexico	1.1
Belgium	1.0
France	0.7
Guernsey	0.7
India	0.3
Cayman Islands	0.1
98.3%
*	Calculated as a percentage of net assets

VALIC Company I Global Real Estate Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.2%
Australia — 5.2%
Goodman Group	262,888	$ 3,359,750
National Storage REIT	3,019,904	4,955,226
NEXTDC, Ltd.#†	231,165	1,902,490
Region RE, Ltd.	623,519	1,017,901
Rural Funds Group	152,825	178,762
Scentre Group	1,643,895	2,901,478
		14,315,607
Belgium — 1.0%
Aedifica SA	16,060	1,079,234
Warehouses De Pauw CVA	60,320	1,695,843
		2,775,077
Canada — 3.2%
Boardwalk Real Estate Investment Trust	31,100	1,384,666
Brookfield Asset Management, Ltd., Class A	22,364	683,687
Brookfield Corp.	32,560	977,879
Canadian Apartment Properties REIT	23,137	836,000
Granite Real Estate Investment Trust	84,075	4,933,639
		8,815,871
Cayman Islands — 0.1%
Wharf Real Estate Investment Co., Ltd.	80,999	399,526
France — 0.7%
Klepierre SA	89,095	2,020,855
Germany — 1.1%
LEG Immobilien SE†	9,096	472,107
Vonovia SE	147,957	2,715,273
		3,187,380
Guernsey — 0.7%
Shurgard Self Storage, Ltd.	39,375	1,804,174
Hong Kong — 3.3%
Hang Lung Properties, Ltd.	963,000	1,522,214
Link REIT	473,700	2,748,902
Sino Land Co., Ltd.	898,000	1,166,683
Swire Properties, Ltd.	1,568,600	3,734,957
		9,172,756
India — 0.3%
Embassy Office Parks REIT	225,681	845,725
Japan — 7.6%
Heiwa Real Estate Co., Ltd.	25,600	669,743
Japan Logistics Fund, Inc.	669	1,566,858
Japan Metropolitan Fund Investment Corp.	787	556,992
Katitas Co., Ltd.	116,200	2,091,480
Mitsubishi Estate Co., Ltd.	509,200	5,838,914
Mitsui Fudosan Co., Ltd.	159,300	3,035,379
Mitsui Fudosan Logistics Park, Inc.	695	2,502,349
Nomura Real Estate Holdings, Inc.	33,900	819,000
Orix JREIT, Inc.	2,380	3,188,340
Star Asia Investment Corp.	1,921	792,234
		21,061,289
Mexico — 1.1%
Corp Inmobiliaria Vesta SAB de CV	572,266	1,812,009
Prologis Property Mexico SA de CV	382,866	1,284,156
		3,096,165
Singapore — 3.6%
CapitaLand Ascendas REIT#	1,255,300	2,503,999
Security Description	Shares or Principal Amount	Value

Singapore (continued)
CapitaLand India Trust	1,771,500	$ 1,388,872
CapitaLand Integrated Commercial Trust	1,746,200	2,580,179
Capitaland Investment, Ltd.	1,105,000	2,701,104
Parkway Life Real Estate Investment Trust	288,900	766,524
		9,940,678
Spain — 1.3%
Cellnex Telecom SA*	45,704	1,860,763
Merlin Properties Socimi SA	202,185	1,665,125
		3,525,888
Sweden — 1.3%
Castellum AB	145,595	1,366,791
Castellum AB†	72,797	674,183
Catena AB	46,785	1,610,747
		3,651,721
United Kingdom — 7.5%
Big Yellow Group PLC	144,367	2,069,107
Derwent London PLC	59,565	1,596,077
Grainger PLC	873,754	2,705,728
Helios Towers PLC†	1,218,233	1,369,517
Safestore Holdings PLC	218,005	2,541,896
Segro PLC	336,955	3,353,100
Shaftesbury Capital PLC	1,525,895	2,278,201
UNITE Group PLC	426,289	4,752,991
		20,666,617
United States — 60.2%
Alexandria Real Estate Equities, Inc.	41,085	4,661,504
American Homes 4 Rent, Class A	185,149	6,346,908
American Tower Corp.	20,099	3,707,060
Apartment Income REIT Corp.	71,995	2,497,506
AvalonBay Communities, Inc.	40,652	7,072,635
Brixmor Property Group, Inc.	261,789	5,243,634
CubeSmart	93,970	4,176,027
Digital Realty Trust, Inc.	33,945	3,478,005
Douglas Emmett, Inc.	39,541	458,676
Encompass Health Corp.	36,890	2,287,918
Equinix, Inc.	21,786	16,242,552
Equity LifeStyle Properties, Inc.	49,515	3,127,862
Essex Property Trust, Inc.	12,705	2,745,042
Extra Space Storage, Inc.	38,056	5,490,339
Farmland Partners, Inc.#	46,068	522,872
Healthpeak Properties, Inc.	124,375	2,482,525
Host Hotels & Resorts, Inc.	49,270	817,882
Lamar Advertising Co., Class A	2,951	265,236
Mid-America Apartment Communities, Inc.	29,055	4,272,828
NNN REIT, Inc.	58,289	2,479,614
Phillips Edison & Co., Inc.	78,366	2,273,398
Prologis, Inc.	205,803	25,632,764
Public Storage	16,840	4,770,772
Rayonier, Inc.	80,803	2,369,144
Realty Income Corp.	83,700	4,975,128
Regency Centers Corp.	43,670	2,457,311
Rexford Industrial Realty, Inc.	54,195	2,950,376
Ryman Hospitality Properties, Inc.	17,985	1,649,764
SBA Communications Corp.	18,680	4,142,850
Simon Property Group, Inc.	51,176	5,381,156
Sun Communities, Inc.	62,522	7,917,161
UDR, Inc.	101,000	4,006,670
Urban Edge Properties	124,430	1,658,652
Ventas, Inc.	111,920	4,828,229
VICI Properties, Inc.	171,695	5,310,526

VALIC Company I Global Real Estate Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Welltower, Inc.	76,925	$ 5,739,374
Weyerhaeuser Co.	91,444	2,620,785
		167,060,685
Total Long-Term Investment Securities (cost $301,738,422)		272,340,014
SHORT-TERM INVESTMENTS — 0.1%
Unaffiliated Investment Companies — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio 5.11%(1)(2) (cost $229,290)	229,290	229,290
TOTAL INVESTMENTS (cost $301,967,712)(3)	98.3%	272,569,304
Other assets less liabilities	1.7	4,838,751
NET ASSETS	100.0%	$277,408,055
#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Global Real Estate Fund has no right to demand registration of these securities. At May 31, 2023, the aggregate value of these securities was $1,860,763 representing 0.7% of net assets.
(1)	The rate shown is the 7-day yield as of May 31, 2023.
(2)	At May 31, 2023, the Fund had loaned securities with a total value of $2,351,557. This was secured by collateral of $229,290, which was received in cash and subsequently invested in short-term investments currently valued at $229,290 as reported in the Portfolio of Investments. Additional collateral of $2,247,375 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2023
United States Treasury Bills	0.00%	06/08/2023 to 03/21/2024	$ 13,025
United States Treasury Notes/Bonds	0.13% to 4.75%	07/31/2023 to 08/15/2052	2,234,350
(3)	See Note 5 for cost of investments on a tax basis.
CVA—Certification Van Aandelen (Dutch Cert.)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Canada	$ 8,815,871	$ —	$—	$ 8,815,871
Mexico	3,096,165	—	—	3,096,165
Sweden	674,183	2,977,538	—	3,651,721
United States	167,060,685	—	—	167,060,685
Other Countries	—	89,715,572	—	89,715,572
Short-Term Investments	229,290	—	—	229,290
Total Investments at Value	$179,876,194	$92,693,110	$—	$272,569,304
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I Global Strategy Fund
PORTFOLIO PROFILE — May 31, 2023— (unaudited)

Industry Allocation*
Foreign Government Obligations	6.8%
Short-Term Investments	5.9
Internet	5.4
Oil & Gas	5.1
Software	4.5
Semiconductors	4.3
Diversified Financial Services	4.2
Pharmaceuticals	3.7
Computers	3.5
Collateralized Mortgage Obligations	3.4
Investment Companies	3.4
Telecommunications	3.2
Banks	3.0
Retail	2.8
U.S. Government & Agency Obligations	2.6
Electric	2.5
Auto Manufacturers	2.4
Electronics	2.4
Insurance	2.1
Food	1.8
Commercial Services	1.7
Mining	1.5
Healthcare-Services	1.5
Pipelines	1.5
Healthcare-Products	1.4
Chemicals	1.3
Biotechnology	1.3
REITS	1.3
Agriculture	1.2
Media	1.2
Transportation	1.2
Aerospace/Defense	1.1
Entertainment	1.1
Cosmetics/Personal Care	1.1
Beverages	0.8
Airlines	0.7
Building Materials	0.7
Distribution/Wholesale	0.5
Miscellaneous Manufacturing	0.5
Engineering & Construction	0.5
Private Equity	0.4
Real Estate	0.4
Machinery-Diversified	0.4
Apparel	0.4
Machinery-Construction & Mining	0.4
Lodging	0.4
Gas	0.3
Iron/Steel	0.3
Advertising	0.3
Home Furnishings	0.3
Hand/Machine Tools	0.2
Auto Parts & Equipment	0.2
Packaging & Containers	0.2
Energy-Alternate Sources	0.2
Household Products/Wares	0.2
Home Builders	0.2
Environmental Control	0.2
Coal	0.2
Toys/Games/Hobbies	0.1
Office/Business Equipment	0.1
Food Service	0.1
Holding Companies-Diversified	0.1
Oil & Gas Services	0.1
100.8%

Country Allocation*
United States	57.4%
Japan	4.8
Canada	4.1
United Kingdom	3.2
Bermuda	2.7
Mexico	2.4
France	2.4
Colombia	2.2
Brazil	2.0
Netherlands	2.0
Cayman Islands	1.9
Germany	1.5
Switzerland	1.4
Hong Kong	1.3
Australia	1.1
Taiwan	1.0
South Korea	0.9
Denmark	0.9
India	0.7
Panama	0.7
Israel	0.6
China	0.6
Luxembourg	0.5
Ireland	0.5
Sweden	0.5
Italy	0.5
SupraNational	0.5
Spain	0.5
Saudi Arabia	0.3
Norway	0.3
South Africa	0.2
Singapore	0.2
Indonesia	0.1
Belgium	0.1
Thailand	0.1
United Arab Emirates	0.1
Finland	0.1
Austria	0.1
Poland	0.1
New Zealand	0.1
Portugal	0.1
Philippines	0.1
100.8%
*	Calculated as a percentage of net assets

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 58.2%
Australia — 1.1%
Aristocrat Leisure, Ltd.	5,499	$ 132,603
BHP Group, Ltd.	25,818	708,409
Brambles, Ltd.	14,657	130,808
Cochlear, Ltd.#	837	132,407
Goodman Group	10,937	139,776
Lottery Corp., Ltd.	44,148	142,801
Macquarie Group, Ltd.	1,924	212,976
Northern Star Resources, Ltd.#	22,096	188,444
Origin Energy, Ltd.#	38,076	206,244
Sonic Healthcare, Ltd.	5,729	130,952
Transurban Group#	13,118	126,490
		2,251,910
Austria — 0.1%
OMV AG	3,227	144,067
Belgium — 0.1%
KBC Group NV	1,818	119,599
Solvay SA, Class A	1,504	157,106
		276,705
Bermuda — 0.4%
Arch Capital Group, Ltd.†	7,253	505,534
Everest Re Group, Ltd.	361	122,747
Jardine Matheson Holdings, Ltd.	3,000	144,075
		772,356
Brazil — 0.3%
Itau Unibanco Holding SA (Preference Shares)	25,100	130,267
Itausa SA (Preference Shares)	74,289	128,567
Petroleo Brasileiro SA (Preference Shares)	88,500	455,644
		714,478
Canada — 1.4%
Canadian National Railway Co.	3,400	383,355
CCL Industries, Inc.	2,700	125,801
CGI, Inc.†	2,200	227,860
Dollarama, Inc.	5,500	334,578
Fairfax Financial Holdings, Ltd.	500	358,888
George Weston, Ltd.	900	105,865
Hydro One, Ltd.*	7,000	199,506
Imperial Oil, Ltd.#	2,500	113,481
Loblaw Cos., Ltd.	1,400	122,406
Manulife Financial Corp.	6,800	125,982
National Bank of Canada#	1,700	121,874
Royal Bank of Canada	1,300	116,287
Teck Resources, Ltd., Class B	3,200	124,912
TFI International, Inc.	1,500	158,011
Thomson Reuters Corp.#	1,100	139,876
Toronto-Dominion Bank	1,800	101,887
Tourmaline Oil Corp.	2,600	108,692
		2,969,261
Cayman Islands — 0.8%
Alibaba Group Holding, Ltd.†	12,000	119,369
ANTA Sports Products, Ltd.	12,000	122,867
CK Asset Holdings, Ltd.	20,000	107,648
CK Hutchison Holdings, Ltd.	51,000	307,980
JD.com, Inc., Class A	7,050	114,471
KE Holdings, Inc. ADR†	6,800	96,832
Li Ning Co., Ltd.	47,500	255,764
PDD Holdings, Inc. ADR†	5,100	333,132
Security Description	Shares or Principal Amount	Value

Cayman Islands (continued)
Vipshop Holdings, Ltd. ADR†	7,569	$ 108,388
Wuxi Biologics Cayman, Inc.*†	20,500	105,631
		1,672,082
China — 0.6%
BYD Co., Ltd.	16,000	482,435
China Shenhua Energy Co., Ltd.	40,500	128,033
Contemporary Amperex Technology Co., Ltd., Class A	3,800	118,222
Haier Smart Home Co., Ltd.	48,400	138,754
Nongfu Spring Co., Ltd.*#	22,800	122,182
Zijin Mining Group Co., Ltd.	114,000	155,511
		1,145,137
Cyprus — 0.0%
TCS Group Holding PLC GDR†(1)(2)	1,847	0
Denmark — 0.9%
Novo Nordisk A/S, Class B	11,420	1,835,028
Finland — 0.1%
Sampo Oyj, Class A	2,443	112,344
Stora Enso Oyj, Class R	8,012	101,650
		213,994
France — 1.9%
Air Liquide SA	809	135,513
BNP Paribas SA	1,899	110,924
Carrefour SA	12,074	222,729
Cie Generale des Etablissements Michelin SCA	3,922	111,691
Eiffage SA	1,176	125,960
Engie SA	36,341	547,840
EssilorLuxottica SA	690	124,906
Hermes International	90	183,447
L'Oreal SA	792	338,392
LVMH Moet Hennessy Louis Vuitton SE	153	133,538
Sanofi	1,233	125,243
Societe Generale SA	4,921	115,009
Thales SA	795	110,783
TotalEnergies SE	24,339	1,374,976
Vinci SA	1,143	130,339
		3,891,290
Germany — 1.5%
Allianz SE	580	124,004
Bayer AG	1,842	102,679
Bayerische Motoren Werke AG	2,344	255,363
Bayerische Motoren Werke AG (Preference Shares)	1,208	124,153
Beiersdorf AG	1,373	174,781
Commerzbank AG	21,019	211,508
Deutsche Boerse AG	1,494	258,416
Deutsche Lufthansa AG†	12,162	119,057
Deutsche Telekom AG	10,884	241,361
Hannover Rueck SE	622	133,196
HeidelbergCement AG	2,953	211,189
Infineon Technologies AG	17,694	656,226
Mercedes-Benz Group AG	5,161	385,246
RWE AG	2,862	119,673
		3,116,852
Hong Kong — 0.5%
AIA Group, Ltd.	10,200	98,902
BOC Hong Kong Holdings, Ltd.	38,500	114,150
CSPC Pharmaceutical Group, Ltd.	174,000	151,254
Link REIT	19,200	111,419

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Power Assets Holdings, Ltd.	23,000	$ 123,728
Sun Hung Kai Properties, Ltd.	29,500	375,254
		974,707
India — 0.7%
Asian Paints, Ltd.	3,613	139,438
Hindalco Industries, Ltd.	20,962	102,808
Hindustan Unilever, Ltd.	6,844	220,582
Infosys, Ltd.	6,617	106,132
ITC, Ltd.	48,136	259,257
Larsen & Toubro, Ltd.	4,677	124,979
Maruti Suzuki India, Ltd.	1,154	129,983
Sun Pharmaceutical Industries, Ltd.	9,647	113,770
Tata Consultancy Services, Ltd.	7,802	309,613
		1,506,562
Indonesia — 0.1%
Astra International Tbk PT	343,100	147,422
Bank Central Asia Tbk PT	243,600	146,783
		294,205
Ireland — 0.5%
Accenture PLC, Class A	400	122,368
Aon PLC, Class A	400	123,316
Bank of Ireland Group PLC	11,918	112,612
CRH PLC	3,035	144,209
Eaton Corp. PLC	1,300	228,670
Linde PLC	900	318,294
		1,049,469
Israel — 0.2%
Bank Leumi Le-Israel BM	13,756	96,510
Check Point Software Technologies, Ltd.†	2,050	255,860
		352,370
Italy — 0.1%
UniCredit SpA	5,970	114,890
Japan — 4.0%
Advantest Corp.	1,600	201,020
Ajinomoto Co., Inc.	4,000	155,326
Asahi Kasei Corp.	16,700	113,298
Astellas Pharma, Inc.	8,200	129,483
Canon, Inc.#	7,000	173,469
Capcom Co., Ltd.	3,500	136,347
Chubu Electric Power Co., Inc.	12,800	152,543
Daiichi Sankyo Co., Ltd.	4,000	129,527
Disco Corp.	1,200	174,425
Hankyu Hanshin Holdings, Inc.	4,400	139,928
Hitachi, Ltd.	2,900	167,048
Hoya Corp.	1,300	163,129
Japan Post Holdings Co., Ltd.	38,000	268,382
Kansai Electric Power Co., Inc.	14,400	164,581
KDDI Corp.	19,000	584,573
Kirin Holdings Co., Ltd.	8,300	123,810
Komatsu, Ltd.	6,100	143,576
Kyocera Corp.	2,400	134,873
Marubeni Corp.	27,600	392,850
Mitsubishi Corp.	3,100	123,811
Mitsubishi Electric Corp.	13,000	168,956
Mitsubishi Heavy Industries, Ltd.	6,100	257,554
Mitsubishi UFJ Financial Group, Inc.	20,900	138,099
Mitsui & Co., Ltd.	4,900	153,921
Security Description	Shares or Principal Amount	Value

Japan (continued)
Nintendo Co., Ltd.	5,100	$ 216,287
Nippon Telegraph & Telephone Corp.	7,900	223,976
Nitto Denko Corp.	2,900	206,152
Ono Pharmaceutical Co., Ltd.	5,500	102,790
Otsuka Holdings Co., Ltd.	3,800	140,684
Pan Pacific International Holdings Corp.	7,000	119,248
Panasonic Holdings Corp.	14,300	148,399
Renesas Electronics Corp.†	24,000	390,938
Resona Holdings, Inc.	24,900	113,111
Sekisui House, Ltd.	7,000	136,468
Shimadzu Corp.	4,400	136,134
Shimano, Inc.	800	124,303
Shin-Etsu Chemical Co., Ltd.	14,700	452,992
Shionogi & Co., Ltd.	2,500	112,360
Sompo Holdings, Inc.	2,800	113,941
Sumitomo Corp.	7,100	133,894
Sumitomo Mitsui Financial Group, Inc.	6,000	241,303
Takeda Pharmaceutical Co., Ltd.	4,400	139,614
TIS, Inc.	4,700	131,349
Tokyo Gas Co., Ltd.	7,400	157,500
Toshiba Corp.	3,400	109,192
Yakult Honsha Co., Ltd.	2,000	129,660
		8,270,824
Jersey — 0.0%
Glencore PLC	18,925	97,563
Luxembourg — 0.0%
Tenaris SA	7,789	96,567
Malaysia — 0.0%
CIMB Group Holdings Bhd	95,400	99,570
Mexico — 0.2%
Fomento Economico Mexicano SAB de CV#	14,800	149,456
Grupo Financiero Banorte SAB de CV, Class O	15,500	124,550
Wal-Mart de Mexico SAB de CV	32,100	122,110
		396,116
Netherlands — 1.6%
CNH Industrial NV	17,552	224,853
EXOR NV#	1,569	131,231
Heineken NV	1,207	122,127
ING Groep NV	10,078	123,853
Koninklijke KPN NV	37,370	128,497
LyondellBasell Industries NV, Class A	2,348	200,848
NN Group NV	3,790	137,672
Prosus NV	1,561	102,745
QIAGEN NV†	2,750	123,898
Randstad NV#	2,431	119,529
Stellantis NV#	45,119	687,112
STMicroelectronics NV	14,169	613,916
Universal Music Group NV#	14,372	284,628
Wolters Kluwer NV	3,340	381,625
		3,382,534
New Zealand — 0.1%
Auckland International Airport, Ltd.†	21,977	117,466
Norway — 0.1%
Equinor ASA	8,496	216,810
Philippines — 0.1%
SM Prime Holdings, Inc.	178,600	103,945
Poland — 0.1%
Polski Koncern Naftowy Orlen SA	8,887	126,454

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Portugal — 0.1%
EDP - Energias de Portugal SA	23,346	$ 113,950
Russia — 0.0%
MMC Norilsk Nickel PJSC(1)(2)	563	0
Saudi Arabia — 0.3%
Al Rajhi Bank	5,859	110,407
Alinma Bank	13,604	118,385
Banque Saudi Fransi	11,005	116,745
Dr. Sulaiman Al Habib Medical Services Group Co.	1,796	127,847
Sahara International Petrochemical Co.	14,323	135,915
Saudi British Bank	11,300	111,437
		720,736
Singapore — 0.2%
CapitaLand Ascendas REIT#	59,700	119,086
DBS Group Holdings, Ltd.	4,600	102,522
United Overseas Bank, Ltd.	5,500	113,721
		335,329
South Africa — 0.2%
AngloGold Ashanti, Ltd.	6,612	161,941
FirstRand, Ltd.	34,273	105,047
Naspers, Ltd., Class N	1,222	184,646
		451,634
South Korea — 0.7%
Hana Financial Group, Inc.	6,322	197,078
Hyundai Mobis Co., Ltd.	1,257	211,053
KB Financial Group, Inc.	8,206	296,053
KT&G Corp.	1,739	109,549
LG Electronics, Inc.	1,414	130,713
Samsung C&T Corp.	1,723	143,510
Samsung Electronics Co., Ltd. (Preference Shares)	2,840	125,010
Shinhan Financial Group Co., Ltd.	9,710	256,030
		1,468,996
Spain — 0.5%
Banco Bilbao Vizcaya Argentaria SA	31,914	211,697
Endesa SA	6,675	144,080
Industria de Diseno Textil SA	10,217	342,552
Red Electrica Corp. SA	8,074	136,953
Repsol SA	8,687	118,319
		953,601
Sweden — 0.5%
Atlas Copco AB, Class B	14,356	181,212
Boliden AB	3,324	101,343
Investor AB, Class A	6,399	131,815
Svenska Handelsbanken AB, Class A	15,178	119,896
Swedbank AB, Class A	18,330	282,650
Telefonaktiebolaget LM Ericsson, Class B	20,268	105,015
Volvo AB, Class B	6,560	121,754
		1,043,685
Switzerland — 1.4%
ABB, Ltd.	6,404	233,736
Alcon, Inc.	1,670	129,964
Chubb, Ltd.	528	98,102
Cie Financiere Richemont SA	1,168	186,121
Garmin, Ltd.	1,237	127,597
Holcim AG	2,143	132,388
Julius Baer Group, Ltd.	2,018	123,807
Kuehne & Nagel International AG	416	118,572
Security Description	Shares or Principal Amount	Value

Switzerland (continued)
Logitech International SA	1,842	$ 118,451
Nestle SA	995	118,083
Novartis AG	1,192	114,649
Roche Holding AG	377	119,457
SGS SA	1,233	109,622
Sonova Holding AG	1,092	280,445
Straumann Holding AG#	1,450	212,925
Swiss Life Holding AG	222	128,688
Swisscom AG	535	338,706
Zurich Insurance Group AG	332	155,707
		2,847,020
Taiwan — 1.0%
ASE Technology Holding Co., Ltd.	68,000	245,909
Delta Electronics, Inc.	12,000	123,543
Fubon Financial Holding Co., Ltd.	62,345	123,320
Hon Hai Precision Industry Co., Ltd.	44,000	152,378
Hua Nan Financial Holdings Co., Ltd.	160,154	115,944
Largan Precision Co., Ltd.	2,000	147,241
MediaTek, Inc.	7,000	171,949
Novatek Microelectronics Corp.	12,000	165,922
Taiwan Cooperative Financial Holding Co., Ltd.	142,620	129,650
Taiwan Semiconductor Manufacturing Co., Ltd.	8,000	144,499
Uni-President Enterprises Corp.	54,000	130,529
United Microelectronics Corp.	242,000	406,269
		2,057,153
Thailand — 0.1%
Bangkok Dusit Medical Services PCL	138,900	112,756
Delta Electronics Thailand PCL†	53,000	150,776
		263,532
United Arab Emirates — 0.1%
Emaar Properties PJSC	74,913	125,299
First Abu Dhabi Bank PJSC	32,848	113,518
		238,817
United Kingdom — 2.7%
3i Group PLC	19,666	481,277
BAE Systems PLC	15,165	175,701
BP PLC	21,331	120,079
British American Tobacco PLC	4,073	129,193
BT Group PLC#	63,303	115,616
Burberry Group PLC	8,064	216,462
Coca-Cola Europacific Partners PLC	2,387	148,925
Compass Group PLC	5,394	147,629
Diageo PLC	2,666	110,845
GSK PLC	47,340	794,644
Haleon PLC	31,294	123,952
HSBC Holdings PLC	112,741	828,064
Imperial Brands PLC	5,659	119,571
InterContinental Hotels Group PLC	1,968	129,253
Legal & General Group PLC	37,964	108,059
National Grid PLC	9,515	130,945
NatWest Group PLC	90,505	293,761
Next PLC	2,624	207,944
Pearson PLC	10,903	108,050
RELX PLC	4,267	133,596
Sage Group PLC	12,988	140,658
Smiths Group PLC	6,048	121,275
SSE PLC	18,493	433,696

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Standard Chartered PLC	28,872	$ 229,559
Vodafone Group PLC	110,341	105,047
		5,653,801
United States — 32.9%
A.O. Smith Corp.	1,987	127,049
Abbott Laboratories	1,124	114,648
Activision Blizzard, Inc.†	1,533	122,947
Agilent Technologies, Inc.	2,719	314,507
Air Products & Chemicals, Inc.	419	112,770
Alphabet, Inc., Class A†	25,620	3,147,929
Altria Group, Inc.	2,604	115,670
Amazon.com, Inc.†	5,309	640,159
Ameren Corp.	1,372	111,228
American Electric Power Co., Inc.	1,293	107,474
American Express Co.	806	127,799
American Water Works Co., Inc.	763	110,215
Ameriprise Financial, Inc.	1,749	522,024
Amphenol Corp., Class A	1,534	115,740
Apple, Inc.	22,200	3,934,950
Archer-Daniels-Midland Co.	2,746	194,005
Arista Networks, Inc.†	1,078	179,315
Arrow Electronics, Inc.†	1,116	141,330
Arthur J. Gallagher & Co.	633	126,809
Assurant, Inc.	936	112,311
AT&T, Inc.	6,373	100,247
Automatic Data Processing, Inc.	570	119,124
AutoZone, Inc.†	142	338,931
AvalonBay Communities, Inc.	747	129,963
Bank of New York Mellon Corp.	2,738	110,068
Berkshire Hathaway, Inc., Class B†	391	125,542
Booking Holdings, Inc.†	263	659,807
BorgWarner, Inc.	3,086	136,802
Broadcom, Inc.	212	171,288
Brown-Forman Corp., Class B	1,852	114,398
Cadence Design Systems, Inc.†	5,581	1,288,709
Campbell Soup Co.	2,300	116,265
Carlisle Cos., Inc.	518	110,044
Cboe Global Markets, Inc.	983	130,169
Centene Corp.†	3,981	248,454
CF Industries Holdings, Inc.	3,981	244,871
Charter Communications, Inc., Class A†	326	106,325
Cheniere Energy, Inc.	840	117,407
Chevron Corp.	689	103,777
Cigna Group	859	212,525
Cintas Corp.	276	130,311
Cisco Systems, Inc.	3,770	187,256
Coca-Cola Co.	3,703	220,921
Cognizant Technology Solutions Corp., Class A	2,210	138,103
Colgate-Palmolive Co.	16,043	1,193,278
Comcast Corp., Class A	6,815	268,170
Conagra Brands, Inc.	3,111	108,481
ConocoPhillips	1,173	116,479
Consolidated Edison, Inc.	1,282	119,611
Constellation Brands, Inc., Class A	565	137,278
Costco Wholesale Corp.	261	133,517
Coterra Energy, Inc.	4,985	115,901
CVS Health Corp.	1,606	109,256
Dell Technologies, Inc., Class C	5,433	243,453
Devon Energy Corp.	2,547	117,417
Discover Financial Services	2,660	273,288
Dow, Inc.	2,230	108,779
Security Description	Shares or Principal Amount	Value

United States (continued)
eBay, Inc.	10,977	$ 466,962
Edwards Lifesciences Corp.†	1,682	141,675
Elevance Health, Inc.	288	128,972
EOG Resources, Inc.	948	101,711
Equinix, Inc.	208	155,074
Equitable Holdings, Inc.	5,380	132,025
Exelon Corp.	2,758	109,355
Expeditors International of Washington, Inc.	3,344	368,877
Exxon Mobil Corp.	3,786	386,854
FactSet Research Systems, Inc.	713	274,427
Fair Isaac Corp.†	512	403,287
FedEx Corp.	542	118,145
Fidelity National Financial, Inc.	3,093	105,595
First Citizens BancShares, Inc., Class A	123	153,406
First Solar, Inc.†	1,919	389,480
Gartner, Inc.†	1,541	528,347
General Dynamics Corp.	496	101,273
General Mills, Inc.	5,850	492,336
Genuine Parts Co.	800	119,144
Gilead Sciences, Inc.	16,030	1,233,348
Halliburton Co.	4,146	118,783
Hershey Co.	3,044	790,527
Hewlett Packard Enterprise Co.	26,279	378,943
Hologic, Inc.†	4,964	391,610
Home Depot, Inc.	373	105,727
Host Hotels & Resorts, Inc.	7,474	124,068
HP, Inc.	16,007	465,163
Hubbell, Inc.	1,145	323,417
HubSpot, Inc.†	300	155,397
Humana, Inc.	931	467,241
Huntington Ingalls Industries, Inc.	522	105,120
IDEXX Laboratories, Inc.†	1,670	776,166
Illinois Tool Works, Inc.	589	128,832
Interpublic Group of Cos., Inc.	3,349	124,549
JB Hunt Transport Services, Inc.	704	117,547
Johnson & Johnson	660	102,340
Kellogg Co.	1,684	112,441
Keurig Dr Pepper, Inc.	3,344	104,065
Keysight Technologies, Inc.†	1,355	219,239
Kimberly-Clark Corp.	935	125,552
KLA Corp.	2,864	1,268,723
Kroger Co.	13,676	619,933
Lennox International, Inc.	506	139,408
Liberty Media Corp.-Liberty Formula One, Series C†	1,752	123,341
Live Nation Entertainment, Inc.†	3,388	270,837
LKQ Corp.	2,187	115,364
Lockheed Martin Corp.	2,100	932,421
Lowe's Cos., Inc.	4,569	918,963
LPL Financial Holdings, Inc.	1,609	313,401
Lululemon Athletica, Inc.†	417	138,415
Marathon Oil Corp.	4,685	103,820
Marathon Petroleum Corp.	8,530	894,882
MarketAxess Holdings, Inc.	396	107,874
Marsh & McLennan Cos., Inc.	738	127,807
Masco Corp.	2,989	144,429
Mastercard, Inc., Class A	4,577	1,670,697
McDonald's Corp.	2,564	731,022
McKesson Corp.	827	323,225
MercadoLibre, Inc.†	490	607,110
Merck & Co., Inc.	23,890	2,637,695
Meta Platforms, Inc., Class A†	10,287	2,723,175
MetLife, Inc.	2,365	117,186
Mettler-Toledo International, Inc.†	468	618,635

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Microsoft Corp.	9,619	$ 3,158,783
Mid-America Apartment Communities, Inc.	957	140,736
Molina Healthcare, Inc.†	416	113,942
Molson Coors Beverage Co., Class B	2,381	147,265
Mondelez International, Inc., Class A	1,783	130,890
Monster Beverage Corp.†	2,419	141,802
Moody's Corp.	427	135,308
Motorola Solutions, Inc.	510	143,779
NextEra Energy, Inc.	1,428	104,901
NIKE, Inc., Class B	1,988	209,257
Nordson Corp.	514	112,016
Norfolk Southern Corp.	495	103,049
Nucor Corp.	1,553	205,089
NVIDIA Corp.	425	160,795
Old Dominion Freight Line, Inc.	557	172,915
Omnicom Group, Inc.	1,706	150,452
ONEOK, Inc.	5,774	327,155
Oracle Corp.	9,363	991,916
Otis Worldwide Corp.	1,544	122,763
Owens Corning	1,973	209,789
PACCAR, Inc.	8,485	583,598
Packaging Corp. of America	908	112,619
Palo Alto Networks, Inc.†	788	168,151
PayPal Holdings, Inc.†	1,934	119,889
PepsiCo, Inc.	865	157,733
Pfizer, Inc.	3,200	121,664
Pioneer Natural Resources Co.	520	103,709
Principal Financial Group, Inc.	5,056	330,966
Procter & Gamble Co.	852	121,410
Prologis, Inc.	1,485	184,957
Public Storage	2,109	597,480
PulteGroup, Inc.	3,103	205,046
QUALCOMM, Inc.	1,151	130,535
Quest Diagnostics, Inc.	889	117,926
Raymond James Financial, Inc.	3,928	354,895
Regeneron Pharmaceuticals, Inc.†	1,750	1,287,230
Regions Financial Corp.	6,444	111,288
Reliance Steel & Aluminum Co.	509	119,452
Republic Services, Inc.	940	133,132
Revvity, Inc.	850	98,022
Robert Half International, Inc.	1,564	101,691
Rockwell Automation, Inc.	508	141,529
Rollins, Inc.	4,681	184,057
Ross Stores, Inc.	997	103,309
RPM International, Inc.	1,393	111,147
Sealed Air Corp.	3,812	144,284
SEI Investments Co.	2,192	124,023
Sempra Energy	774	111,092
Simon Property Group, Inc.	2,195	230,804
Snap-on, Inc.	1,086	270,262
Southern Copper Corp.	1,829	122,122
Steel Dynamics, Inc.	3,478	319,628
Synopsys, Inc.†	3,029	1,378,074
Sysco Corp.	1,547	108,213
Teradyne, Inc.	1,354	135,657
Texas Instruments, Inc.	10,980	1,909,202
Texas Pacific Land Corp.	74	96,474
Thermo Fisher Scientific, Inc.	212	107,794
UGI Corp.	4,133	115,600
Ulta Beauty, Inc.†	409	167,621
Union Pacific Corp.	596	114,742
United Parcel Service, Inc., Class B	889	148,463
Security Description	Shares or Principal Amount	Value

United States (continued)
UnitedHealth Group, Inc.	264	$ 128,631
Vail Resorts, Inc.	485	117,952
Valero Energy Corp.	6,850	733,224
Veeva Systems, Inc., Class A†	732	121,292
VeriSign, Inc.†	1,991	444,630
Vertex Pharmaceuticals, Inc.†	378	122,309
VICI Properties, Inc.	3,744	115,802
Visa, Inc., Class A	627	138,586
Vistra Corp.	5,287	126,729
VMware, Inc., Class A†	1,041	141,878
Walgreens Boots Alliance, Inc.	3,353	101,831
Walmart, Inc.	2,952	433,560
Waste Management, Inc.	767	124,193
Waters Corp.†	1,245	312,769
Welltower, Inc.	1,647	122,883
WP Carey, Inc.	1,511	104,803
WW Grainger, Inc.	220	142,784
Yum China Holdings, Inc.	6,403	361,513
Yum! Brands, Inc.	1,043	134,224
Zimmer Biomet Holdings, Inc.	936	119,190
		68,217,352
Total Common Stocks (cost $118,793,748)		120,568,818
CORPORATE BONDS & NOTES — 23.5%
Bermuda — 0.1%
Geopark, Ltd.
5.50%, 01/17/2027*#	$ 348,000	284,031
Brazil — 0.1%
B3 SA - Brasil Bolsa Balcao
4.13%, 09/20/2031*	288,000	244,656
Canada — 1.0%
Baytex Energy Corp.
8.50%, 04/30/2030*	400,000	390,925
First Quantum Minerals, Ltd.
6.88%, 10/15/2027*#	720,000	685,800
Taseko Mines, Ltd.
7.00%, 02/15/2026*#	550,000	493,034
Teine Energy, Ltd.
6.88%, 04/15/2029*	440,000	401,688
		1,971,447
Cayman Islands — 1.1%
GGAM Finance, Ltd.
7.75%, 05/15/2026*	330,000	327,442
Weibo Corp.
3.38%, 07/08/2030#	1,603,000	1,280,028
XP, Inc.
3.25%, 07/01/2026*	797,000	715,552
		2,323,022
Colombia — 0.2%
Ecopetrol SA
4.13%, 01/16/2025	245,000	235,311
5.88%, 05/28/2045	130,000	85,577
8.88%, 01/13/2033	200,000	195,577
		516,465
France — 0.5%
Altice France SA
8.13%, 02/01/2027*	1,228,000	1,058,287

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Hong Kong — 0.8%
Xiaomi Best Time International, Ltd.
3.38%, 04/29/2030*	$ 2,085,000	$ 1,683,663
Israel — 0.4%
Energean Israel Finance, Ltd.
4.50%, 03/30/2024*	688,000	669,741
Leviathan Bond, Ltd.
6.13%, 06/30/2025*	240,000	232,800
		902,541
Italy — 0.4%
Telecom Italia SpA
5.30%, 05/30/2024*	928,000	904,048
Japan — 0.8%
Nissan Motor Co., Ltd.
4.35%, 09/17/2027*	1,745,000	1,559,799
Luxembourg — 0.5%
Amaggi Luxembourg International SARL
5.25%, 01/28/2028	435,000	399,665
Kenbourne Invest SA
6.88%, 11/26/2024	498,000	404,391
Rumo Luxembourg Sarl
4.20%, 01/18/2032*	265,000	210,065
		1,014,121
Mexico — 0.7%
Braskem Idesa SAPI
7.45%, 11/15/2029*	230,000	175,147
Petroleos Mexicanos
5.35%, 02/12/2028#	1,527,000	1,231,861
		1,407,008
Netherlands — 0.4%
Embraer Netherlands Finance BV
6.95%, 01/17/2028*	736,000	732,823
Norway — 0.2%
Var Energi ASA
7.50%, 01/15/2028*	200,000	208,369
8.00%, 11/15/2032*	205,000	216,640
		425,009
Panama — 0.7%
AES Panama Generation Holdings SRL
4.38%, 05/31/2030	1,559,909	1,361,878
South Korea — 0.2%
SK Hynix, Inc.
2.38%, 01/19/2031	545,000	413,180
SupraNational — 0.5%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.13%, 02/01/2028*#	130,000	125,271
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.40%, 05/01/2030	954,000	848,918
		974,189
United Kingdom — 0.5%
HSBC Holdings PLC
4.29%, 09/12/2026	1,093,000	1,056,647
United States — 14.4%
Aethon United BR LP/Aethon United Finance Corp.
8.25%, 02/15/2026*	220,000	212,889
Security Description	Shares or Principal Amount	Value

United States (continued)
Affinity Gaming
6.88%, 12/15/2027*	$ 760,000	$ 665,152
Allegiant Travel Co.
7.25%, 08/15/2027*	430,000	426,775
AmeriGas Partners LP/AmeriGas Finance Corp.
5.88%, 08/20/2026	430,000	399,807
Antares Holdings LP
2.75%, 01/15/2027*	1,547,000	1,267,606
Ares Capital Corp.
2.88%, 06/15/2028#	1,530,000	1,274,822
Ashtead Capital, Inc.
5.50%, 08/11/2032*	200,000	192,208
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/2026	607,000	538,022
BAT Capital Corp.
7.75%, 10/19/2032	540,000	590,886
Blackstone Secured Lending Fund
2.85%, 09/30/2028	1,473,000	1,201,980
Block Financial LLC
3.88%, 08/15/2030	947,000	813,989
Blue Owl Finance LLC
3.13%, 06/10/2031*	1,027,000	768,040
Boeing Co.
4.88%, 05/01/2025	467,000	462,235
Broadcom, Inc.
1.95%, 02/15/2028*	510,000	443,333
Callon Petroleum Co.
8.00%, 08/01/2028*#	390,000	381,364
Charles Schwab Corp.
5.85%, 05/19/2034	120,000	121,637
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/2039	520,000	414,338
Citigroup, Inc.
6.17%, 05/25/2034	160,000	162,264
CNX Resources Corp.
7.25%, 03/14/2027*#	38,000	37,503
Consolidated Communications, Inc.
5.00%, 10/01/2028*	389,000	275,218
Dell International LLC/EMC Corp.
6.02%, 06/15/2026	1,277,000	1,307,077
Diamondback Energy, Inc.
6.25%, 03/15/2033	480,000	498,305
DISH Network Corp.
11.75%, 11/15/2027*	830,000	794,399
DPL, Inc.
4.13%, 07/01/2025	212,000	202,166
Emerald Debt Merger Sub LLC
6.63%, 12/15/2030*	180,000	178,560
Glencore Funding LLC
4.88%, 03/12/2029*	390,000	378,465
Golub Capital BDC, Inc.
2.50%, 08/24/2026	934,000	804,269
Hercules Capital, Inc.
2.63%, 09/16/2026	484,000	406,562
IRB Holding Corp.
7.00%, 06/15/2025*	150,000	150,327
Jabil, Inc.
3.60%, 01/15/2030	1,119,000	997,096
Level 3 Financing, Inc.
3.75%, 07/15/2029*	411,000	222,586
Liberty Interactive LLC
8.25%, 02/01/2030	449,000	156,737

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
United States (continued)
Main Street Capital Corp.
3.00%, 07/14/2026	$ 680,000	$ 596,348
Mativ Holdings, Inc.
6.88%, 10/01/2026*	465,000	408,131
MicroStrategy, Inc.
6.13%, 06/15/2028*	437,000	380,190
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets, Ltd.
6.50%, 06/20/2027*	1,017,450	1,015,706
New Fortress Energy, Inc.
6.50%, 09/30/2026*	30,000	26,587
6.75%, 09/15/2025*	1,565,000	1,440,706
Nexstar Media, Inc.
4.75%, 11/01/2028*	260,000	219,382
Nissan Motor Acceptance Co. LLC
2.75%, 03/09/2028*	498,000	405,820
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/2029*	290,000	237,220
Owl Rock Capital Corp.
2.63%, 01/15/2027	1,095,000	926,075
Owl Rock Technology Finance Corp.
4.75%, 12/15/2025*	1,444,000	1,306,393
Philip Morris International, Inc.
5.38%, 02/15/2033	324,000	321,846
5.75%, 11/17/2032	220,000	225,470
Regal Rexnord Corp.
6.30%, 02/15/2030*	110,000	109,741
6.40%, 04/15/2033*	110,000	108,798
ROBLOX Corp.
3.88%, 05/01/2030*	223,000	190,955
Scientific Games International, Inc.
8.63%, 07/01/2025*	648,000	661,824
Select Medical Corp.
6.25%, 08/15/2026*	754,000	733,172
Synchrony Financial
4.25%, 08/15/2024	70,000	66,447
7.25%, 02/02/2033	270,000	240,031
Talos Production, Inc.
12.00%, 01/15/2026	380,000	399,950
Universal Health Services, Inc.
1.65%, 09/01/2026	792,000	697,225
Vector Group, Ltd.
5.75%, 02/01/2029*	360,000	312,820
Venture Global LNG, Inc.
8.13%, 06/01/2028*	550,000	552,750
Vontier Corp.
1.80%, 04/01/2026	604,000	536,979
World Acceptance Corp.
7.00%, 11/01/2026*	490,000	422,066
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.50%, 03/01/2025*	600,000	588,254
		29,877,503
Total Corporate Bonds & Notes (cost $54,874,132)		48,710,317
LOANS — 0.4%
United States — 0.4%
Sabre GLBL, Inc. FRS
10.25%, (SOFR30A+0.10%), 06/30/2028 (cost $935,000)	1,000,000	737,500
Security Description		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.4%
Bermuda — 2.2%
Bellemeade Re, Ltd. FRS
Series 2020-2A, Class M2 11.14%, (1 ML+6.00%), 08/26/2030*		$ 2,014,576	$ 2,054,004
Eagle RE, Ltd. FRS
Series 2021-2, Class M1B 7.02%, (SOFR30A+2.05%), 04/25/2034*		2,500,000	2,511,476
			4,565,480
United States — 1.2%
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2018-DNA1, Class M2B 6.94%, (1 ML+1.80%), 07/25/2030		2,595,000	2,578,286
Total Collateralized Mortgage Obligations (cost $7,250,385)			7,143,766
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 2.6%
United States — 2.6%
United States Treasury Notes
5.57%, (3 UTBMM+0.20%), 01/31/2025 (cost $5,324,044)		5,320,000	5,329,840
FOREIGN GOVERNMENT OBLIGATIONS — 6.8%
Brazil — 1.6%
Federative Republic of Brazil
Series F 10.00%, 01/01/2033	BRL	17,450,000	3,289,118
Canada — 1.7%
Government of Canada
0.50%, 11/01/2023	CAD	4,800,000	3,475,094
Colombia — 2.0%
Republic of Colombia
7.00%, 03/26/2031	COP	23,480,000,000	4,180,377
Mexico — 1.5%
United Mexican States
8.00%, 07/31/2053	MXN	62,500,000	3,166,021
Total Foreign Government Obligations (cost $13,261,558)			14,110,610
Total Long-Term Investment Securities (cost $200,438,867)			196,600,851
SHORT-TERM INVESTMENTS — 5.9%
Sovereign — 0.6%
Federal Home Loan Bank 4.50%, 06/01/2023		1,200,000	1,200,000
Unaffiliated Investment Companies — 5.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.02%(3)		7,806,386	7,806,386
State Street Navigator Securities Lending Government Money Market Portfolio 5.11%(3)(4)		3,285,148	3,285,148
			11,091,534
Total Short-Term Investments (cost $12,291,534)			12,291,534
TOTAL INVESTMENTS (cost $212,730,401)(5)		100.8%	208,892,385
Other assets less liabilities		(0.8)	(1,697,334)
NET ASSETS		100.0%	$207,195,051
#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Global Strategy Fund has no right to demand registration of these securities. At May 31, 2023, the aggregate value of these securities was $31,827,520 representing 15.4% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2023, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
MMC Norilsk Nickel PJSC
Series E	02/03/2020	28	$9,349
Series E	04/28/2020	457	123,804
Series E	12/15/2020	78	25,736
		563	158,889	$0	$0.00	0.0%
TCS Group Holding PLC GDR	12/10/2021	1,847	160,236	0	0.00	0.0
				$0		0.0%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Fund and may not equal the sum of the individual percentages shown due to rounding.
(3)	The rate shown is the 7-day yield as of May 31, 2023.
(4)	At May 31, 2023, the Fund had loaned securities with a total value of $5,792,174. This was secured by collateral of $3,285,148, which was received in cash and subsequently invested in short-term investments currently valued at $3,285,148 as reported in the Portfolio of Investments. Additional collateral of $2,790,742 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2023
United States Treasury Bills	0.00%	06/08/2023 to 03/21/2024	$ 77,043
United States Treasury Notes/Bonds	0.13% to 6.50%	07/31/2023 to 11/15/2052	2,713,699
(5)	See Note 5 for cost of investments on a tax basis.
1 ML—1 Month USD LIBOR
3 UTBMM—US Treasury 3 Month Bill Money Market Yield
ADR—American Depositary Receipt
FRS—Floating Rate Security
GDR—Global Depositary Receipt
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
BRL—Brazilian Real
CAD—Canadian Dollar
COP—Columbian Peso
MXN—Mexican Peso
The rates shown on FRS and/or VRS are the current interest rates at May 31, 2023 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
11	Long	Euro Buxl 30 Year Bonds	June 2023	$ 1,576,258	$ 1,630,821	$ 54,563
79	Long	U.S. Treasury 10 Year Notes	September 2023	8,958,429	9,043,031	84,602
123	Long	U.S. Treasury Ultra 10 Year Notes	September 2023	14,720,301	14,815,735	95,434
96	Long	U.S. Treasury Ultra Bonds	September 2023	12,957,148	13,140,001	182,853
						$417,452

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Futures Contracts — (continued)

Numberof Contracts	Type	Description	ExpirationMonth	NotionalBasis*	NotionalValue*	Unrealized (Depreciation)
29	Short	S&P 500 E-Mini Index	June 2023	$6,001,427	$6,076,225	$ (74,798)
		Net Unrealized Appreciation (Depreciation)				$342,654
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Citibank, N.A.	CAD	4,550,000	USD	3,384,120	07/25/2023	$ 28,185	$ —
	KRW	2,210,000,000	USD	1,661,754	06/09/2023	—	(3,820)
	MXN	41,300,000	USD	2,242,981	07/28/2023	—	(65,264)
	USD	3,325,104	KRW	4,310,000,000	06/09/2023	—	(76,858)
	USD	2,288,596	MXN	41,300,000	07/28/2023	19,649	—
						47,834	(145,942)
HSBC Bank PLC	BRL	15,030,000	USD	3,013,715	07/19/2023	74,873	—
	USD	2,990,866	BRL	15,030,000	07/19/2023	—	(52,025)
	USD	2,402,838	JPY	335,000,000	06/16/2023	6,742	—
						81,615	(52,025)
JPMorgan Chase Bank, N.A.	COP	9,630,000,000	USD	2,110,352	07/28/2023	—	(23,433)
	USD	2,069,263	COP	9,630,000,000	07/28/2023	64,522	—
						64,522	(23,433)
Unrealized Appreciation (Depreciation)						$ 193,971	$ (221,400)
BRL—Brazilian Real
CAD—Canadian Dollar
COP—Columbian Peso
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
USD—United States Dollar
The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$ 628,281	$ 144,075	$—	$ 772,356
Brazil	714,478	—	—	714,478
Canada	2,969,261	—	—	2,969,261
Cayman Islands	538,352	1,133,730	—	1,672,082
Cyprus	—	—	0	0
Ireland	792,648	256,821	—	1,049,469
Israel	255,860	96,510	—	352,370
Mexico	396,116	—	—	396,116
Netherlands	200,848	3,181,686	—	3,382,534
Russia	—	—	0	0
Switzerland	225,699	2,621,321	—	2,847,020
Thailand	263,532	—	—	263,532
United Kingdom	148,925	5,504,876	—	5,653,801
United States	68,217,352	—	—	68,217,352
Other Countries	—	32,278,447	—	32,278,447
Corporate Bonds & Notes	—	48,710,317	—	48,710,317
Loans	—	737,500	—	737,500
Collateralized Mortgage Obligations	—	7,143,766	—	7,143,766
U.S. Government & Agency Obligations	—	5,329,840	—	5,329,840

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Foreign Government Obligations	$ —	$ 14,110,610	$—	$ 14,110,610
Short-Term Investments:
Sovereign	—	1,200,000	—	1,200,000
Other Short-Term Investments	11,091,534	—	—	11,091,534
Total Investments at Value	$86,442,886	$122,449,499	$ 0	$208,892,385
Other Financial Instruments:†
Futures Contracts	$ 417,452	$ —	$—	$ 417,452
Forward Foreign Currency Contracts	—	193,971	—	193,971
Total Other Financial Instruments	$ 417,452	$ 193,971	$—	$ 611,423
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$ 74,798	$ —	$—	$ 74,798
Forward Foreign Currency Contracts	—	221,400	—	221,400
Total Other Financial Instruments	$ 74,798	$ 221,400	$—	$ 296,198
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Financial Statements

VALIC Company I Government Securities Fund
PORTFOLIO PROFILE — May 31, 2023— (unaudited)

Industry Allocation*
U.S. Government & Agency Obligations	63.3%
Collateralized Mortgage Obligations	23.3
Other Asset Backed Securities	3.4
Banks	2.0
Repurchase Agreements	1.9
Electric	1.9
Foreign Government Obligations	1.7
Telecommunications	1.0
Airlines	0.4
Municipal Securities	0.2
Pharmaceuticals	0.1
Biotechnology	0.1
Oil & Gas	0.1
Diversified Financial Services	0.1
99.5%
Credit Quality†#
Aaa	91.3%
Aa	0.1
A	2.9
Baa	2.9
Not Rated@	2.8
100.0%

*	Calculated as a percentage of net assets
†	Source: Moody's
#	Calculated as a percentage of total debt issues, excluding short-term securities.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

VALIC Company I Government Securities Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 5.7%
Airlines — 0.4%
American Airlines Pass-Through Trust
3.00%, 04/15/2030	$ 521,575	$ 460,394
3.35%, 04/15/2031	238,510	210,788
		671,182
Banks — 2.0%
BPCE SA
5.13%, 01/18/2028*	1,000,000	993,115
Mitsubishi UFJ Financial Group, Inc.
2.76%, 09/13/2026	217,000	200,294
Morgan Stanley
3.77%, 01/24/2029	1,000,000	937,493
Truist Financial Corp.
4.92%, 07/28/2033	1,000,000	902,596
		3,033,498
Biotechnology — 0.1%
Gilead Sciences, Inc.
3.50%, 02/01/2025	144,000	140,259
Diversified Financial Services — 0.1%
American Express Co.
3.63%, 12/05/2024	104,000	101,052
Electric — 1.9%
Entergy Louisiana LLC
3.25%, 04/01/2028	1,000,000	930,415
Fells Point Funding Trust
3.05%, 01/31/2027*	1,000,000	929,864
NextEra Energy Capital Holdings, Inc.
4.90%, 02/28/2028	1,000,000	995,756
		2,856,035
Oil & Gas — 0.1%
Chevron USA, Inc.
3.90%, 11/15/2024	116,000	114,363
Pharmaceuticals — 0.1%
CVS Health Corp.
4.30%, 03/25/2028	171,000	166,646
Telecommunications — 1.0%
AT&T, Inc.
1.65%, 02/01/2028	580,000	502,271
T-Mobile USA, Inc.
4.95%, 03/15/2028	1,000,000	996,284
		1,498,555
Transportation — 0.0%
Norfolk Southern Corp.
5.59%, 05/17/2025	19,000	19,147
Total Corporate Bonds & Notes (cost $9,068,020)		8,600,737
ASSET BACKED SECURITIES — 3.4%
Auto Loan Receivables — 0.0%
ACC Auto Trust
Series 2021-A, Class A 1.08%, 04/15/2027*	20,009	19,924
Other Asset Backed Securities — 3.4%
AMSR Trust
Series 2020-SFR3, Class A 1.36%, 09/17/2037*	568,738	518,402
Series 2021-SFR2, Class A 1.53%, 08/17/2038*	1,000,000	882,442
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
AMSR Trust VRS
Series 2021-SFR1, Class A 1.95%, 06/17/2038*(1)	$ 300,000	$ 256,044
FirstKey Homes Trust
Series 2021-SFR1, Class A 1.54%, 08/17/2038*	1,312,767	1,158,931
Hilton Grand Vacations Trust
Series 2022-2A, Class A 4.30%, 01/25/2037*	566,295	547,857
Progress Residential Trust
Series 2021-SFR6, Class A 1.52%, 07/17/2038*	998,857	882,486
Series 2021-SFR4, Class A 1.56%, 05/17/2038*	698,439	623,678
Sofi Professional Loan Program Trust
Series 2018-B, Class A2FX 3.34%, 08/25/2047*	205,819	198,925
		5,068,765
Total Asset Backed Securities (cost $5,667,622)		5,088,689
COLLATERALIZED MORTGAGE OBLIGATIONS — 23.3%
Commercial and Residential — 3.2%
BANK
Series 2020-BN26, Class A4 2.40%, 03/15/2063	500,000	420,894
BANK VRS
Series 2022-BNK41, Class A4 3.79%, 04/15/2065(1)	500,000	453,320
BBCMS Trust
Series 2015-VFM, Class A1 2.47%, 03/10/2036*	149,959	138,616
Citigroup Commercial Mtg. Trust
Series 2020-GC46, Class A5 2.72%, 02/15/2053	1,250,000	1,069,466
COMM Mtg. Trust VRS
Series 2020-CBM, Class A1 2.24%, 02/10/2037*(1)	600,000	559,572
Eleven Madison Mtg. Trust VRS
Series 2015-11MD, Class A 3.55%, 09/10/2035*(1)	398,000	356,574
GS Mtg. Securities Trust
Series 2017-GS7, Class A4 3.43%, 08/10/2050	1,100,000	1,006,484
SLG Office Trust
Series 2021-OVA, Class A 2.59%, 07/15/2041*	1,000,000	811,099
UBS-BAMLL Trust
Series 2012-WRM, Class A 3.66%, 06/10/2030*	6,877	6,436
		4,822,461
U.S. Government Agency — 20.1%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K130, Class A2 1.72%, 06/25/2031	670,000	551,911
Series K145, Class A2 2.58%, 05/25/2032	430,000	373,452
Series KW10, Class A2 2.69%, 09/25/2029	2,000,000	1,813,333
Series KJ14, Class A2 2.81%, 09/25/2024	299,170	291,438

VALIC Company I Government Securities Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series K146, Class A2 2.92%, 06/25/2032	$ 705,000	$ 629,497
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K149, Class A2 3.53%, 08/25/2032(1)	2,000,000	1,874,021
Series K-150, Class A2 3.71%, 09/25/2032(1)	1,070,000	1,016,867
Federal Home Loan Mtg. Corp. REMIC
Series 4994, Class GV 2.00%, 06/25/2046	2,000,000	1,562,415
Series 4594, Class GN 2.50%, 02/15/2045	363,215	331,913
Series 3981, Class PA 3.00%, 04/15/2031	37,150	36,115
Series 4097, Class YK 3.00%, 08/15/2032	1,750,000	1,613,060
Series 4150, Class IG 3.00%, 01/15/2033(2)	1,151,795	77,323
Series 4838, Class CY 3.00%, 01/15/2038	1,000,000	914,247
Series 4365, Class HZ 3.00%, 01/15/2040	442,421	409,687
Series 4599, Class PA 3.00%, 09/15/2045	577,379	536,175
Series 4057, Class WY 3.50%, 06/15/2027	938,055	906,499
Series 3813, Class D 4.00%, 02/15/2026	239,338	235,536
Series 3917, Class B 4.50%, 08/15/2026	361,292	356,341
Series 3927, Class AY 4.50%, 09/15/2026	1,494,968	1,467,182
Series 3786, Class PB 4.50%, 07/15/2040	211,321	207,828
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4039, Class SA 1.39%, (6.50%-1 ML), 05/15/2042(2)(3)	150,836	15,394
Federal Home Loan Mtg. Corp. STRIPS
Series 264, Class 30 3.00%, 07/15/2042	264,425	242,739
Federal National Mtg. Assoc. REMIC
Series 2002-34, Class AO Zero Coupon, 05/18/2032(4)	65,895	60,994
Series 2020-M20, Class A2 1.44%, 10/25/2029	200,000	166,042
Series 2020-12, Class JC 2.00%, 03/25/2050	778,619	658,629
Series 2013-23, Class KJ 2.25%, 05/25/2042	684,475	622,986
Series 2012-93, Class ME 2.50%, 01/25/2042	553,901	512,115
Series 2013-73, Class TD 2.50%, 09/25/2042	239,400	221,712
Series 2019-M22, Class A2 2.52%, 08/25/2029	313,284	280,739
Series 2019-M31, Class A2 2.85%, 04/25/2034	1,000,000	858,340
Series 2013-106, Class PY 3.00%, 10/25/2033	2,322,781	2,192,327
Series 2012-87, Class CZ 3.00%, 08/25/2042	2,246,153	2,044,953
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 2016-30, Class PA 3.00%, 04/25/2045	$ 348,744	$ 324,944
Series 2016-25, Class LA 3.00%, 07/25/2045	260,050	240,711
Series 2016-33, Class JA 3.00%, 07/25/2045	257,480	239,434
Series 2015-97, Class N 3.00%, 11/25/2045	2,000,000	1,711,123
Series 2016-38, Class NA 3.00%, 01/25/2046	474,831	438,927
Series 2016-30, Class LY 3.50%, 05/25/2036	800,000	758,463
Series 2019-34, Class WA 3.50%, 08/25/2048	930,241	882,543
Series 2010-117, Class DY 4.50%, 10/25/2025	355,248	349,972
Series 2010-134, Class MB 4.50%, 12/25/2040	250,000	239,960
Series 2007-116, Class PB 5.50%, 08/25/2035	25,510	26,141
Federal National Mtg. Assoc. REMIC VRS
Series 2022-M3, Class A2 1.71%, 11/25/2031(1)	1,000,000	811,501
Federal National Mtg. Assoc. STRIPS
Series 384, Class 23 6.00%, 08/25/2037(2)	72,778	13,841
Government National Mtg. Assoc. REMIC
Series 2014-58, Class EP 4.00%, 04/20/2044	432,000	392,558
Series 2004-18, Class Z 4.50%, 03/16/2034	107,277	105,283
Series 2008-6, Class GL 4.50%, 02/20/2038	406,242	403,113
Series 2005-21, Class Z 5.00%, 03/20/2035	196,093	196,317
		30,216,641
Total Collateralized Mortgage Obligations (cost $38,767,786)		35,039,102
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 63.3%
U.S. Government — 35.4%
United States Treasury Bonds
1.88%, 02/15/2041	1,800,000	1,311,680
2.00%, 11/15/2041 to 02/15/2050	4,000,000	2,788,321
2.88%, 08/15/2045	1,000,000	828,633
3.00%, 02/15/2048	750,000	633,955
3.13%, 02/15/2043	2,000,000	1,755,000
3.25%, 05/15/2042	500,000	449,082
3.75%, 08/15/2041 to 11/15/2043	9,500,000	9,191,718
3.88%, 08/15/2040	1,500,000	1,500,996
United States Treasury Bonds STRIPS
Zero Coupon, 08/15/2024	2,040,000	1,926,193
United States Treasury Notes
0.63%, 08/15/2030	1,000,000	808,828
0.75%, 04/30/2026	4,000,000	3,639,219
1.25%, 06/30/2028	3,500,000	3,090,937
1.88%, 02/15/2032	3,000,000	2,607,188
2.00%, 06/30/2024	3,000,000	2,901,094
2.75%, 05/15/2025	10,000,000	9,682,812
3.13%, 08/15/2025	1,500,000	1,462,617

VALIC Company I Government Securities Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
4.13%, 10/31/2027	$ 7,000,000	$ 7,072,187
4.38%, 10/31/2024	1,500,000	1,490,391
		53,140,851
U.S. Government Agency — 27.9%
Federal Farm Credit Bank
3.33%, 04/28/2037	500,000	456,202
3.35%, 10/21/2025	1,000,000	977,838
Federal Home Loan Mtg. Corp.
2.00%, 09/01/2051	1,542,427	1,273,001
3.50%, 06/01/2033	458,759	433,501
3.70%, 05/01/2037	3,000,000	2,705,790
4.00%, 05/01/2052 to 08/01/2052	4,579,881	4,354,487
4.50%, 09/01/2039 to 06/01/2041	928,366	921,030
5.00%, 10/01/2034 to 10/01/2052	786,039	793,973
5.50%, 12/01/2036	2,891	2,894
6.00%, 11/01/2033	28,125	29,274
6.50%, 02/01/2032	9,611	9,922
8.00%, 08/01/2030	63	65
Federal National Mtg. Assoc.
1.73%, 08/01/2031	650,000	528,246
2.04%, 06/01/2037	246,073	185,970
2.14%, 10/01/2029	1,000,000	880,001
2.31%, 05/01/2037	973,912	768,201
2.50%, 01/01/2052 to 03/01/2062	3,084,737	2,640,035
2.53%, 04/01/2034	2,500,000	2,092,094
2.55%, 09/01/2034	700,000	586,404
3.00%, 03/01/2043 to 03/01/2052	4,595,142	4,142,217
3.30%, 02/01/2030	2,789,750	2,582,993
3.43%, 05/01/2032	2,000,000	1,852,366
3.54%, 06/01/2032	1,000,000	933,624
3.69%, 05/01/2030	1,410,107	1,357,169
4.00%, 09/01/2040 to 07/01/2048	3,573,054	3,442,667
4.33%, 10/01/2037	1,000,000	960,474
5.00%, 12/01/2036	3,622	3,597
5.50%, 12/01/2033 to 10/01/2034	13,055	13,072
6.50%, 07/01/2032	2,101	2,195
7.00%, 09/01/2031	3,654	3,659
Federal National Mtg. Assoc. Grantor Trust
Series 2017-T1, Class A 2.90%, 06/25/2027	1,120,100	1,047,441
Government National Mtg. Assoc.
2.50%, 03/20/2051	1,445,710	1,227,937
3.50%, 09/15/2048 to 09/20/2051	4,575,434	4,211,583
4.50%, 03/15/2038 to 08/15/2040	371,828	371,502
5.00%, 09/15/2035 to 05/15/2036	27,672	28,251
6.00%, 01/15/2032	3,364	3,432
7.50%, 01/15/2031	2,871	2,934
		41,826,041
Total U.S. Government & Agency Obligations (cost $102,765,410)		94,966,892
Security Description	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 1.7%
Sovereign — 1.7%
Israel Government AID
Zero Coupon, 02/15/2024 (cost $2,601,960)	$ 2,641,000	$ 2,543,788
MUNICIPAL SECURITIES — 0.2%
Oklahoma Development Finance Authority Revenue Bonds
4.38%, 11/01/2045 (cost $275,000)	275,000	259,588
Total Long-Term Investment Securities (cost $159,145,798)		146,498,796
REPURCHASE AGREEMENTS — 1.9%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.52% dated 05/31/2023, to be repurchased 06/01/2023 in the amount of $2,913,926 and collateralized by $2,848,900 of United States Treasury Inflation Indexed Notes, bearing interest at 0.13% due 10/15/2026 and having an approximate value of $2,972,146 (cost $2,913,803)	2,913,803	2,913,803
TOTAL INVESTMENTS (cost $162,059,601)(5)	99.5%	149,412,599
Other assets less liabilities	0.5	743,085
NET ASSETS	100.0%	$150,155,684
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Government Securities Fund has no right to demand registration of these securities. At May 31, 2023, the aggregate value of these securities was $8,883,965 representing 5.9% of net assets.
(1)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	Interest Only
(3)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at May 31, 2023.
(4)	Principal Only
(5)	See Note 5 for cost of investments on a tax basis.
1 ML—1 Month USD LIBOR
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
STRIPS—Separate Trading of Registered Interest and Principal
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at May 31, 2023 and unless noted otherwise, the dates shown are the original maturity dates.

VALIC Company I Government Securities Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$ 8,600,737	$—	$ 8,600,737
Asset Backed Securities	—	5,088,689	—	5,088,689
Collateralized Mortgage Obligations	—	35,039,102	—	35,039,102
U.S. Government & Agency Obligations	—	94,966,892	—	94,966,892
Foreign Government Obligations	—	2,543,788	—	2,543,788
Municipal Securities	—	259,588	—	259,588
Repurchase Agreements	—	2,913,803	—	2,913,803
Total Investments at Value	$—	$149,412,599	$—	$149,412,599
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I Growth Fund
PORTFOLIO PROFILE — May 31, 2023— (unaudited)

Industry Allocation*
Software	19.8%
Internet	14.7
Semiconductors	10.6
Computers	10.6
Healthcare-Products	6.0
Diversified Financial Services	5.3
Pharmaceuticals	4.3
Healthcare-Services	3.8
Commercial Services	2.9
Auto Manufacturers	2.8
Distribution/Wholesale	2.7
Retail	2.6
Aerospace/Defense	2.3
Apparel	1.9
Entertainment	1.5
Short-Term Investments	1.4
Oil & Gas	1.4
Unaffiliated Investment Companies	1.2
Pipelines	0.9
Private Equity	0.8
Beverages	0.6
Biotechnology	0.6
Insurance	0.4
Chemicals	0.3
Cosmetics/Personal Care	0.3
Food	0.2
Transportation	0.2
Agriculture	0.2
REITS	0.2
Telecommunications	0.1
Machinery-Diversified	0.1
Electronics	0.1
Electric	0.1
Machinery-Construction & Mining	0.1
Energy-Alternate Sources	0.1
Environmental Control	0.1
Mining	0.1
Iron/Steel	0.1
Miscellaneous Manufacturing	0.1
101.5%
*	Calculated as a percentage of net assets

VALIC Company I Growth Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.1%
Aerospace/Defense — 2.3%
General Dynamics Corp.	1,494	$ 305,045
L3Harris Technologies, Inc.	1,193	209,872
Lockheed Martin Corp.	2,021	897,344
Northrop Grumman Corp.	1,298	565,266
TransDigm Group, Inc.	27,912	21,594,119
		23,571,646
Agriculture — 0.2%
Altria Group, Inc.	11,634	516,782
Archer-Daniels-Midland Co.	3,359	237,313
Bunge, Ltd.	770	71,333
Philip Morris International, Inc.	10,489	944,115
		1,769,543
Apparel — 1.9%
LVMH Moet Hennessy Louis Vuitton SE	14,234	12,423,425
NIKE, Inc., Class B	61,409	6,463,911
		18,887,336
Auto Manufacturers — 2.8%
Cummins, Inc.	903	184,582
Tesla, Inc.†	138,947	28,335,462
		28,520,044
Beverages — 0.6%
Brown-Forman Corp., Class B	1,260	77,830
Coca-Cola Co.	31,699	1,891,162
Constellation Brands, Inc., Class A	1,139	276,743
Keurig Dr Pepper, Inc.	5,324	165,683
Monster Beverage Corp.†	9,545	559,528
PepsiCo, Inc.	17,257	3,146,814
		6,117,760
Biotechnology — 0.6%
Amgen, Inc.	6,691	1,476,369
Biogen, Inc.†	849	251,652
Corteva, Inc.	6,162	329,605
Gilead Sciences, Inc.	15,624	1,202,111
Incyte Corp.†	2,319	142,734
Moderna, Inc.†	4,139	528,592
Regeneron Pharmaceuticals, Inc.†	1,347	990,799
Vertex Pharmaceuticals, Inc.†	3,222	1,042,543
		5,964,405
Building Materials — 0.0%
Masco Corp.	2,003	96,785
Vulcan Materials Co.	983	192,176
		288,961
Chemicals — 0.3%
Air Products & Chemicals, Inc.	2,783	749,017
Albemarle Corp.	1,468	284,102
CF Industries Holdings, Inc.	2,458	151,192
FMC Corp.	1,579	164,342
Linde PLC	3,765	1,331,530
Mosaic Co.	4,266	136,341
		2,816,524
Commercial Services — 2.9%
Automatic Data Processing, Inc.	5,192	1,085,076
Cintas Corp.	639	301,698
CoStar Group, Inc.†	5,096	404,623
Equifax, Inc.	752	156,882
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
FleetCor Technologies, Inc.†	489	$ 110,783
Gartner, Inc.†	990	339,431
MarketAxess Holdings, Inc.	232	63,199
Moody's Corp.	928	294,065
Quanta Services, Inc.	1,790	317,868
Rollins, Inc.	2,901	114,067
S&P Global, Inc.	69,973	25,710,179
Verisk Analytics, Inc.	901	197,418
		29,095,289
Computers — 10.6%
Accenture PLC, Class A	3,866	1,182,686
Apple, Inc.	598,140	106,020,315
EPAM Systems, Inc.†	490	125,744
Fortinet, Inc.†	8,124	555,113
Leidos Holdings, Inc.	1,113	86,881
		107,970,739
Cosmetics/Personal Care — 0.3%
Colgate-Palmolive Co.	5,757	428,206
Procter & Gamble Co.	16,258	2,316,765
		2,744,971
Distribution/Wholesale — 2.7%
Copart, Inc.†	301,880	26,441,669
Fastenal Co.	3,505	188,744
Pool Corp.	308	97,399
WW Grainger, Inc.	563	365,399
		27,093,211
Diversified Financial Services — 5.3%
American Express Co.	3,655	579,537
Ameriprise Financial, Inc.	1,319	393,682
Cboe Global Markets, Inc.	890	117,854
Charles Schwab Corp.	11,276	594,132
Discover Financial Services	1,940	199,316
Mastercard, Inc., Class A	30,972	11,305,399
Nasdaq, Inc.	2,718	150,441
Raymond James Financial, Inc.	2,428	219,370
Visa, Inc., Class A	182,504	40,338,859
		53,898,590
Electric — 0.1%
AES Corp.	4,938	97,476
NRG Energy, Inc.	1,356	45,819
PG&E Corp.†	20,173	341,731
Sempra Energy	2,364	339,305
WEC Energy Group, Inc.	2,055	179,504
		1,003,835
Electrical Components & Equipment — 0.0%
AMETEK, Inc.	1,439	208,756
Electronics — 0.1%
Agilent Technologies, Inc.	2,224	257,250
Amphenol Corp., Class A	7,451	562,178
Keysight Technologies, Inc.†	1,207	195,293
Mettler-Toledo International, Inc.†	180	237,936
		1,252,657
Energy-Alternate Sources — 0.1%
Enphase Energy, Inc.†	1,704	296,292

VALIC Company I Growth Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy-Alternate Sources (continued)
First Solar, Inc.†	1,242	$ 252,076
SolarEdge Technologies, Inc.†	701	199,666
		748,034
Entertainment — 1.5%
Evolution AB*	113,585	14,966,178
Environmental Control — 0.1%
Republic Services, Inc.	1,416	200,548
Waste Management, Inc.	2,746	444,632
		645,180
Food — 0.2%
Campbell Soup Co.	1,483	74,966
General Mills, Inc.	5,024	422,820
Hershey Co.	1,842	478,367
Hormel Foods Corp.	2,613	99,947
Kellogg Co.	1,764	117,782
Lamb Weston Holdings, Inc.	1,803	200,494
McCormick & Co., Inc.	1,602	137,339
Mondelez International, Inc., Class A	9,224	677,134
		2,208,849
Gas — 0.0%
Atmos Energy Corp.	1,095	126,232
Hand/Machine Tools — 0.0%
Snap-on, Inc.	379	94,318
Healthcare-Products — 6.0%
Abbott Laboratories	11,360	1,158,720
Bio-Techne Corp.	946	77,373
Boston Scientific Corp.†	219,167	11,282,717
Danaher Corp.	89,064	20,450,876
Hologic, Inc.†	3,088	243,612
IDEXX Laboratories, Inc.†	508	236,103
Insulet Corp.†	870	238,598
Intuitive Surgical, Inc.†	79,619	24,509,913
ResMed, Inc.	993	209,315
Thermo Fisher Scientific, Inc.	4,914	2,498,572
Waters Corp.†	744	186,908
		61,092,707
Healthcare-Services — 3.8%
Elevance Health, Inc.	2,992	1,339,877
HCA Healthcare, Inc.	1,434	378,848
Humana, Inc.	1,001	502,372
IQVIA Holdings, Inc.†	1,117	219,948
Lonza Group AG	11,824	7,415,713
Molina Healthcare, Inc.†	732	200,495
Quest Diagnostics, Inc.	918	121,773
UnitedHealth Group, Inc.	58,173	28,344,213
		38,523,239
Home Builders — 0.0%
D.R. Horton, Inc.	1,958	209,193
Household Products/Wares — 0.0%
Clorox Co.	697	110,251
Kimberly-Clark Corp.	2,031	272,723
		382,974
Insurance — 0.4%
Aon PLC, Class A	1,698	523,477
Arch Capital Group, Ltd.†	4,635	323,060
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Arthur J. Gallagher & Co.	1,701	$ 340,761
Brown & Brown, Inc.	1,737	108,267
Chubb, Ltd.	2,964	550,711
Everest Re Group, Ltd.	312	106,086
Globe Life, Inc.	793	81,822
Marsh & McLennan Cos., Inc.	3,970	687,525
Principal Financial Group, Inc.	1,739	113,835
Progressive Corp.	7,329	937,452
Travelers Cos., Inc.	1,564	264,691
W.R. Berkley Corp.	2,552	142,095
		4,179,782
Internet — 13.9%
Alphabet, Inc., Class A†	424,968	52,215,818
Alphabet, Inc., Class C†	65,057	8,026,082
Amazon.com, Inc.†	558,769	67,376,366
CDW Corp.	1,068	183,365
Etsy, Inc.†	913	73,999
Gen Digital, Inc.	3,777	66,248
Match Group, Inc.†	269,921	9,312,274
Netflix, Inc.†	9,742	3,850,331
VeriSign, Inc.†	562	125,506
		141,229,989
Iron/Steel — 0.1%
Nucor Corp.	3,169	418,498
Steel Dynamics, Inc.	2,090	192,071
		610,569
Lodging — 0.0%
Hilton Worldwide Holdings, Inc.	1,603	218,200
Marriott International, Inc., Class A	1,719	288,431
		506,631
Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	3,913	805,100
Machinery-Diversified — 0.1%
Deere & Co.	3,388	1,172,180
IDEX Corp.	538	107,148
		1,279,328
Media — 0.0%
FactSet Research Systems, Inc.	288	110,848
Mining — 0.1%
Freeport-McMoRan, Inc.	17,909	614,995
Miscellaneous Manufacturing — 0.1%
Axon Enterprise, Inc.†	847	163,395
Illinois Tool Works, Inc.	1,774	388,027
		551,422
Oil & Gas — 1.4%
APA Corp.	4,028	128,010
Chevron Corp.	22,290	3,357,320
ConocoPhillips	15,334	1,522,666
Coterra Energy, Inc.	9,879	229,687
Devon Energy Corp.	8,191	377,605
Diamondback Energy, Inc.	2,302	292,699
EOG Resources, Inc.	7,360	789,655
EQT Corp.	4,599	159,907
Exxon Mobil Corp.	51,599	5,272,386
Hess Corp.	3,477	440,432
Marathon Oil Corp.	7,958	176,349
Marathon Petroleum Corp.	2,730	286,404

VALIC Company I Growth Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas (continued)
Occidental Petroleum Corp.	9,111	$ 525,340
Pioneer Natural Resources Co.	2,978	593,932
		14,152,392
Oil & Gas Services — 0.0%
Schlumberger NV	9,431	403,930
Pharmaceuticals — 4.3%
AbbVie, Inc.	22,159	3,057,056
Bristol-Myers Squibb Co.	26,640	1,716,682
Cigna Group	1,834	453,750
Dexcom, Inc.†	4,842	567,773
Eli Lilly & Co.	45,412	19,502,637
Johnson & Johnson	20,311	3,149,424
McKesson Corp.	789	308,373
Merck & Co., Inc.	31,769	3,507,615
Pfizer, Inc.	70,335	2,674,137
Zoetis, Inc.	54,450	8,875,894
		43,813,341
Pipelines — 0.9%
Cheniere Energy, Inc.	59,307	8,289,339
ONEOK, Inc.	5,601	317,353
Targa Resources Corp.	2,836	192,990
Williams Cos., Inc.	15,262	437,409
		9,237,091
Private Equity — 0.8%
Blackstone, Inc.	100,867	8,638,250
REITS — 0.2%
American Tower Corp.	3,091	570,104
Extra Space Storage, Inc.	839	121,043
Iron Mountain, Inc.	2,294	122,546
Public Storage	1,228	347,892
SBA Communications Corp.	757	167,888
VICI Properties, Inc.	7,168	221,706
Weyerhaeuser Co.	5,234	150,006
		1,701,185
Retail — 2.6%
AutoZone, Inc.†	235	560,907
Chipotle Mexican Grill, Inc.†	7,497	15,567,446
Costco Wholesale Corp.	3,670	1,877,425
Dollar General Corp.	2,801	563,253
Dollar Tree, Inc.†	2,606	351,497
Domino's Pizza, Inc.	204	59,129
Genuine Parts Co.	1,272	189,439
Home Depot, Inc.	6,768	1,918,390
Lowe's Cos., Inc.	5,228	1,051,508
McDonald's Corp.	5,690	1,622,276
O'Reilly Automotive, Inc.†	781	705,485
Starbucks Corp.	7,344	717,068
TJX Cos., Inc.	9,266	711,536
Tractor Supply Co.	1,385	290,282
Ulta Beauty, Inc.†	638	261,472
Yum! Brands, Inc.	2,246	289,038
		26,736,151
Semiconductors — 10.6%
Advanced Micro Devices, Inc.†	10,909	1,289,553
Analog Devices, Inc.	2,985	530,405
Applied Materials, Inc.	10,563	1,408,048
ASML Holding NV	47,388	34,258,207
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
Broadcom, Inc.	12,347	$ 9,975,882
KLA Corp.	1,735	768,588
Lam Research Corp.	1,690	1,042,223
Microchip Technology, Inc.	3,363	253,099
Monolithic Power Systems, Inc.	561	274,839
NVIDIA Corp.	144,305	54,596,354
NXP Semiconductors NV	1,916	343,156
ON Semiconductor Corp.†	5,412	452,443
QUALCOMM, Inc.	13,971	1,584,451
Teradyne, Inc.	956	95,782
Texas Instruments, Inc.	7,154	1,243,937
		108,116,967
Software — 19.8%
Activision Blizzard, Inc.†	5,265	422,253
Adobe, Inc.†	2,696	1,126,362
Autodesk, Inc.†	1,487	296,493
Broadridge Financial Solutions, Inc.	707	103,731
Cadence Design Systems, Inc.†	119,909	27,688,187
Electronic Arts, Inc.	2,220	284,160
Fair Isaac Corp.†	315	248,116
Fiserv, Inc.†	5,490	615,923
Intuit, Inc.	81,264	34,059,368
Jack Henry & Associates, Inc.	915	139,894
Microsoft Corp.	290,920	95,535,219
MSCI, Inc.	571	268,673
Oracle Corp.	11,361	1,203,584
Paychex, Inc.	2,292	240,500
Paycom Software, Inc.	604	169,198
PTC, Inc.†	1,334	179,290
Roper Technologies, Inc.	31,679	14,389,235
ServiceNow, Inc.†	42,002	22,881,849
Synopsys, Inc.†	1,910	868,974
Tyler Technologies, Inc.†	245	97,255
		200,818,264
Telecommunications — 0.1%
Arista Networks, Inc.†	3,102	515,987
Motorola Solutions, Inc.	1,152	324,772
T-Mobile US, Inc.†	5,046	692,563
		1,533,322
Transportation — 0.2%
C.H. Robinson Worldwide, Inc.	796	75,254
CSX Corp.	12,645	387,822
Expeditors International of Washington, Inc.	1,995	220,068
JB Hunt Transport Services, Inc.	1,039	173,482
Old Dominion Freight Line, Inc.	1,136	352,660
Union Pacific Corp.	3,834	738,122
		1,947,408
Total Common Stocks (cost $844,599,517)		997,188,136
CONVERTIBLE PREFERRED STOCKS — 0.8%
Internet — 0.8%
ByteDance, Ltd., Series E-1†(1)(2) (cost $5,246,960)	47,885	8,308,972

VALIC Company I Growth Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES — 1.2%
iShares S&P 500 Growth ETF #	106,000	$ 7,046,880
SPDR Portfolio S&P 500 Growth ETF #	86,500	4,981,535
Total Unaffiliated Investment Companies (cost $11,548,668)		12,028,415
Total Long-Term Investment Securities (cost $861,395,145)		1,017,525,523
SHORT-TERM INVESTMENTS — 1.4%
Unaffiliated Investment Companies — 1.4%
State Street Institutional Treasury Money Market Fund, Premier Class 4.97%(3)	10,778,143	10,778,143
State Street Navigator Securities Lending Government Money Market Portfolio 5.11%(3)(4)	3,365,765	3,365,765
		14,143,908
U.S. Government — 0.0%
United States Treasury Bills
4.00%, 10/05/2023(5)	$ 70,000	68,726
Total Short-Term Investments (cost $14,212,935)		14,212,634
TOTAL INVESTMENTS (cost $875,608,080)(6)	101.5%	1,031,738,157
Other assets less liabilities	(1.5)	(15,455,656)
NET ASSETS	100.0%	$1,016,282,501
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Growth Fund has no right to demand registration of these securities. At May 31, 2023, the aggregate value of these securities was $14,966,178 representing 1.5% of net assets.
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2023, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Stocks
ByteDance, Ltd., Series E-1	12/10/2020	47,885	$5,246,960	$8,308,972	$173.52	0.8%
(3)	The rate shown is the 7-day yield as of May 31, 2023.
(4)	At May 31, 2023, the Fund had loaned securities with a total value of $3,272,376. This was secured by collateral of $3,365,765, which was received in cash and subsequently invested in short-term investments currently valued at $3,365,765 as reported in the Portfolio of Investments.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(6)	See Note 5 for cost of investments on a tax basis.
ETF—Exchange Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
2	Long	S&P 500 E-Mini Index	June 2023	$395,148	$419,051	$23,903
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

VALIC Company I Growth Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Apparel	$ 6,463,911	$12,423,425	$ —	$ 18,887,336
Entertainment	—	14,966,178	—	14,966,178
Healthcare-Services	31,107,526	7,415,713	—	38,523,239
Other Industries	924,811,383	—	—	924,811,383
Convertible Preferred Stocks	—	—	8,308,972	8,308,972
Unaffiliated Investment Companies	12,028,415	—	—	12,028,415
Short-Term Investments:
U.S. Government	—	68,726	—	68,726
Other Short-Term Investments	14,143,908	—	—	14,143,908
Total Investments at Value	$988,555,143	$34,874,042	$8,308,972	$1,031,738,157
Other Financial Instruments:†
Futures Contracts	$ 23,903	$ —	$ —	$ 23,903
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Financial Statements

VALIC Company I High Yield Bond Fund
PORTFOLIO PROFILE — May 31, 2023— (unaudited)

Industry Allocation*
Retail	8.2%
Oil & Gas	6.2
Software	5.7
Media	5.0
Pipelines	4.8
Leisure Time	3.9
Home Builders	3.9
Commercial Services	3.5
Entertainment	3.5
Diversified Financial Services	3.5
Short-Term Investments	3.5
Packaging & Containers	3.5
Telecommunications	3.3
Internet	3.2
Oil & Gas Services	2.7
Healthcare-Services	2.6
Healthcare-Products	2.5
Mining	2.4
Computers	2.3
Food	2.1
Lodging	2.0
Aerospace/Defense	2.0
Pharmaceuticals	1.9
Insurance	1.9
Building Materials	1.7
Repurchase Agreements	1.4
Electronics	1.4
REITS	1.3
Banks	1.2
Auto Parts & Equipment	1.0
Electric	0.9
Semiconductors	0.8
Gas	0.8
Metal Fabricate/Hardware	0.7
Auto Manufacturers	0.6
Agriculture	0.6
Advertising	0.6
Chemicals	0.5
Iron/Steel	0.5
Distribution/Wholesale	0.5
Machinery-Diversified	0.5
Apparel	0.5
Transportation	0.4
Environmental Control	0.4
Electrical Components & Equipment	0.3
Toys/Games/Hobbies	0.3
Housewares	0.3
Airlines	0.2
Food Service	0.2
Office/Business Equipment	0.2
Biotechnology	0.1
102.0%

Credit Quality†#
Baa	3.7%
Ba	36.6
B	49.2
Caa	8.8
Not Rated@	1.7
100.0%

*	Calculated as a percentage of net assets
†	Source: Moody's
#	Calculated as a percentage of total debt issues, excluding short-term securities.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 94.2%
Advertising — 0.6%
Lamar Media Corp.
3.75%, 02/15/2028	$ 2,500,000	$ 2,250,051
Aerospace/Defense — 2.0%
Spirit AeroSystems, Inc.
9.38%, 11/30/2029*	1,775,000	1,890,585
TransDigm, Inc.
5.50%, 11/15/2027	1,355,000	1,273,850
6.25%, 03/15/2026*	3,410,000	3,386,654
6.75%, 08/15/2028*	1,290,000	1,291,486
		7,842,575
Agriculture — 0.6%
Darling Ingredients, Inc.
6.00%, 06/15/2030*	2,295,000	2,258,218
Apparel — 0.5%
Crocs, Inc.
4.13%, 08/15/2031*	1,058,000	860,953
4.25%, 03/15/2029*	1,138,000	980,182
		1,841,135
Auto Manufacturers — 0.6%
Ford Motor Co.
3.25%, 02/12/2032	540,000	410,331
Ford Motor Credit Co. LLC
4.54%, 08/01/2026	1,415,000	1,323,257
4.95%, 05/28/2027	720,000	673,917
		2,407,505
Auto Parts & Equipment — 1.0%
Adient Global Holdings, Ltd.
4.88%, 08/15/2026*	2,580,000	2,442,207
Clarios Global LP/Clarios US Finance Co.
6.75%, 05/15/2028*	1,490,000	1,490,000
		3,932,207
Banks — 1.2%
Barclays PLC
8.00%, 03/15/2029(1)	1,125,000	975,937
Societe Generale SA
4.75%, 05/26/2026*(1)	2,170,000	1,643,477
UBS Group AG
4.88%, 02/12/2027(1)	2,450,000	1,900,227
		4,519,641
Biotechnology — 0.1%
Grifols Escrow Issuer SA
4.75%, 10/15/2028*	470,000	397,597
Building Materials — 1.7%
Builders FirstSource, Inc.
4.25%, 02/01/2032*	1,085,000	932,167
5.00%, 03/01/2030*	2,860,000	2,649,975
Emerald Debt Merger Sub LLC
6.63%, 12/15/2030*	2,030,000	2,013,760
Standard Industries, Inc.
4.38%, 07/15/2030*	1,350,000	1,139,894
		6,735,796
Chemicals — 0.5%
Avient Corp.
7.13%, 08/01/2030*	2,090,000	2,110,173
Security Description	Shares or Principal Amount	Value

Commercial Services — 3.4%
Block, Inc.
2.75%, 06/01/2026	$ 825,000	$ 742,409
3.50%, 06/01/2031#	635,000	518,657
Herc Holdings, Inc.
5.50%, 07/15/2027*	2,430,000	2,307,301
Service Corp. International
3.38%, 08/15/2030	2,625,000	2,185,312
Signal Parent, Inc.
6.13%, 04/01/2029*	1,332,000	666,000
United Rentals North America, Inc.
4.88%, 01/15/2028	4,935,000	4,708,049
Williams Scotsman International, Inc.
4.63%, 08/15/2028*	2,359,000	2,154,829
		13,282,557
Computers — 2.0%
McAfee Corp.
7.38%, 02/15/2030*	4,255,000	3,578,739
Presidio Holdings, Inc.
4.88%, 02/01/2027*	3,231,000	3,019,629
8.25%, 02/01/2028*	1,040,000	956,974
		7,555,342
Distribution/Wholesale — 0.5%
American Builders & Contractors Supply Co., Inc.
4.00%, 01/15/2028*	2,125,000	1,938,255
Diversified Financial Services — 3.5%
Credit Acceptance Corp.
5.13%, 12/31/2024*	1,470,000	1,441,901
6.63%, 03/15/2026#	715,000	682,198
Enact Holdings, Inc.
6.50%, 08/15/2025*	2,515,000	2,470,794
Nationstar Mortgage Holdings, Inc.
5.13%, 12/15/2030*	2,180,000	1,757,145
5.50%, 08/15/2028*	200,000	173,000
OneMain Finance Corp.
5.38%, 11/15/2029	2,460,000	2,010,853
6.88%, 03/15/2025	555,000	534,772
7.13%, 03/15/2026	475,000	454,181
PennyMac Financial Services, Inc.
5.38%, 10/15/2025*	2,350,000	2,184,178
United Wholesale Mtg. LLC
5.50%, 04/15/2029*	2,240,000	1,870,400
		13,579,422
Electric — 0.9%
Clearway Energy Operating LLC
3.75%, 02/15/2031 to 01/15/2032*	2,420,000	2,026,129
4.75%, 03/15/2028*	1,415,000	1,316,977
		3,343,106
Electrical Components & Equipment — 0.3%
Energizer Holdings, Inc.
6.50%, 12/31/2027*	1,320,000	1,268,850
Electronics — 1.4%
Coherent Corp.
5.00%, 12/15/2029*#	3,142,000	2,794,149
Imola Merger Corp.
4.75%, 05/15/2029*	3,060,000	2,632,240
		5,426,389

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Entertainment — 3.3%
Caesars Entertainment, Inc.
4.63%, 10/15/2029*#	$ 1,050,000	$ 905,210
6.25%, 07/01/2025*	390,000	388,824
8.13%, 07/01/2027*#	2,615,000	2,664,659
Cinemark USA, Inc.
5.25%, 07/15/2028*#	1,200,000	1,050,468
Penn National Gaming, Inc.
5.63%, 01/15/2027*	2,175,000	2,034,452
Speedway Motorsports LLC/Speedway Funding II, Inc.
4.88%, 11/01/2027*	2,633,000	2,415,777
Warnermedia Holdings, Inc.
3.76%, 03/15/2027	2,275,000	2,131,974
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
7.13%, 02/15/2031*	1,285,000	1,284,792
		12,876,156
Environmental Control — 0.4%
Clean Harbors, Inc.
4.88%, 07/15/2027*	1,425,000	1,362,628
Food — 2.1%
B&G Foods, Inc.
5.25%, 09/15/2027	1,290,000	1,096,796
Performance Food Group, Inc.
4.25%, 08/01/2029*	1,525,000	1,346,401
5.50%, 10/15/2027*	2,590,000	2,490,307
Post Holdings, Inc.
5.63%, 01/15/2028*	2,524,000	2,433,643
5.75%, 03/01/2027*	584,000	572,718
		7,939,865
Food Service — 0.2%
Aramark Services, Inc.
5.00%, 02/01/2028*	950,000	897,845
Gas — 0.8%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/2025	751,000	722,891
5.88%, 08/20/2026	1,979,000	1,840,044
9.38%, 06/01/2028*	460,000	460,000
		3,022,935
Healthcare-Products — 2.3%
Avantor Funding, Inc.
4.63%, 07/15/2028*	2,955,000	2,733,283
Medline Borrower LP
3.88%, 04/01/2029*	5,505,000	4,747,813
5.25%, 10/01/2029*	1,789,000	1,530,709
		9,011,805
Healthcare-Services — 2.6%
Catalent Pharma Solutions, Inc.
3.13%, 02/15/2029*	575,000	467,969
3.50%, 04/01/2030*	615,000	495,809
5.00%, 07/15/2027*	545,000	495,508
CHS/Community Health Systems, Inc.
4.75%, 02/15/2031*	2,560,000	1,839,430
HCA, Inc.
7.50%, 11/15/2095	742,000	817,811
IQVIA, Inc.
5.00%, 05/15/2027*	1,550,000	1,490,580
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
Tenet Healthcare Corp.
6.13%, 06/15/2030*	$ 4,425,000	$ 4,276,676
		9,883,783
Home Builders — 3.9%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/2029 to 04/01/2030*	2,629,000	2,193,673
6.63%, 01/15/2028*	2,056,000	1,927,612
Century Communities, Inc.
3.88%, 08/15/2029*	2,690,000	2,303,115
KB Home
4.00%, 06/15/2031	1,215,000	1,031,709
4.80%, 11/15/2029	760,000	694,746
6.88%, 06/15/2027	575,000	584,044
M/I Homes, Inc.
3.95%, 02/15/2030	1,910,000	1,638,433
4.95%, 02/01/2028	720,000	673,510
STL Holding Co. LLC
7.50%, 02/15/2026*	1,840,000	1,663,746
Taylor Morrison Communities, Inc.
5.13%, 08/01/2030*	430,000	399,900
5.75%, 01/15/2028*	2,055,000	1,993,350
		15,103,838
Housewares — 0.3%
Newell Brands, Inc.
6.38%, 09/15/2027	515,000	489,811
6.63%, 09/15/2029#	510,000	481,313
		971,124
Insurance — 1.4%
AssuredPartners, Inc.
5.63%, 01/15/2029*	2,215,000	1,916,447
HUB International, Ltd.
7.00%, 05/01/2026*	408,000	401,877
MGIC Investment Corp.
5.25%, 08/15/2028	2,310,000	2,185,246
NMI Holdings, Inc.
7.38%, 06/01/2025*	775,000	775,879
		5,279,449
Internet — 3.2%
Endurance International Group Holdings, Inc.
6.00%, 02/15/2029*	2,850,000	2,069,570
Gen Digital, Inc.
6.75%, 09/30/2027*	1,600,000	1,598,172
7.13%, 09/30/2030*#	1,600,000	1,597,238
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
3.50%, 03/01/2029*	2,720,000	2,352,703
Uber Technologies, Inc.
4.50%, 08/15/2029*	4,282,000	3,905,949
8.00%, 11/01/2026*	960,000	979,068
		12,502,700
Iron/Steel — 0.5%
ATI, Inc.
4.88%, 10/01/2029	1,154,000	1,024,156
5.88%, 12/01/2027	1,096,000	1,043,940
		2,068,096

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Leisure Time — 3.9%
Carnival Corp.
5.75%, 03/01/2027*		$ 1,229,000	$ 1,052,069
6.00%, 05/01/2029*		2,890,000	2,402,752
7.63%, 03/01/2026*	EUR	360,000	357,868
10.50%, 06/01/2030*		950,000	953,314
MajorDrive Holdings IV LLC
6.38%, 06/01/2029*		2,045,000	1,562,320
NCL Corp., Ltd.
5.88%, 02/15/2027*		1,665,000	1,585,624
8.38%, 02/01/2028*		1,635,000	1,691,026
Royal Caribbean Cruises, Ltd.
5.38%, 07/15/2027*		190,000	175,077
5.50%, 08/31/2026*		3,375,000	3,173,038
7.25%, 01/15/2030*		665,000	670,934
8.25%, 01/15/2029*		625,000	657,639
11.63%, 08/15/2027*		880,000	956,371
			15,238,032
Lodging — 2.0%
Boyd Gaming Corp.
4.75%, 12/01/2027		275,000	260,530
4.75%, 06/15/2031*		2,750,000	2,445,754
Sands China, Ltd.
5.90%, 08/08/2028		991,000	936,603
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
5.88%, 05/15/2025*		1,310,000	1,259,788
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%, 05/15/2027*		1,290,000	1,213,216
5.50%, 03/01/2025*		1,785,000	1,750,057
			7,865,948
Machinery-Diversified — 0.3%
TK Elevator US Newco, Inc.
5.25%, 07/15/2027*		1,195,000	1,100,209
Media — 5.0%
CCO Holdings LLC / CCO Holdings Capital Corp.
7.38%, 03/01/2031*		1,725,000	1,651,089
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/2031 to 01/15/2034*		4,195,000	3,259,331
4.50%, 08/15/2030*		1,155,000	950,740
4.50%, 05/01/2032		1,240,000	970,447
DISH DBS Corp.
5.88%, 11/15/2024		785,000	672,349
DISH Network Corp.
11.75%, 11/15/2027*		680,000	650,832
Scripps Escrow, Inc.
5.88%, 07/15/2027*		3,160,000	2,433,329
Sirius XM Radio, Inc.
3.13%, 09/01/2026*		3,700,000	3,264,137
4.13%, 07/01/2030*		1,125,000	884,806
UPC Broadband Finco BV
4.88%, 07/15/2031*		2,800,000	2,351,440
Virgin Media Secured Finance PLC
4.50%, 08/15/2030*		2,510,000	2,085,955
			19,174,455
Security Description	Shares or Principal Amount	Value

Metal Fabricate/Hardware — 0.7%
Advanced Drainage Systems, Inc.
5.00%, 09/30/2027*	$ 1,673,000	$ 1,577,385
6.38%, 06/15/2030*	1,147,000	1,130,942
		2,708,327
Mining — 2.4%
Constellium SE
3.75%, 04/15/2029*#	415,000	357,348
5.63%, 06/15/2028*	250,000	238,125
5.88%, 02/15/2026*	1,124,000	1,107,336
FMG Resources August 2006 Pty, Ltd.
4.38%, 04/01/2031*	75,000	63,386
5.88%, 04/15/2030*	3,735,000	3,524,888
FMG Resources August 2006 Pty., Ltd.
4.50%, 09/15/2027*	1,010,000	956,264
Novelis Corp.
3.88%, 08/15/2031*	845,000	693,886
4.75%, 01/30/2030*	2,530,000	2,245,360
		9,186,593
Office/Business Equipment — 0.2%
Xerox Holdings Corp.
5.00%, 08/15/2025*	615,000	578,472
Oil & Gas — 6.0%
Apache Corp.
4.38%, 10/15/2028	2,150,000	1,967,250
5.10%, 09/01/2040	1,777,000	1,461,582
Earthstone Energy Holdings LLC
8.00%, 04/15/2027*	3,550,000	3,455,215
Matador Resources Co.
6.88%, 04/15/2028*	1,895,000	1,879,501
Noble Finance II LLC
8.00%, 04/15/2030*	2,845,000	2,882,924
Northern Oil and Gas, Inc.
8.75%, 06/15/2031*	1,000,000	978,145
Occidental Petroleum Corp.
6.38%, 09/01/2028	288,000	296,361
Patterson-UTI Energy, Inc.
3.95%, 02/01/2028	1,020,000	901,478
Range Resources Corp.
4.75%, 02/15/2030*	895,000	808,730
4.88%, 05/15/2025	1,355,000	1,328,285
SM Energy Co.
6.50%, 07/15/2028#	465,000	436,003
6.75%, 09/15/2026	2,735,000	2,640,628
Southwestern Energy Co.
4.75%, 02/01/2032	2,560,000	2,214,853
Transocean, Inc.
8.75%, 02/15/2030*	1,855,000	1,854,072
		23,105,027
Oil & Gas Services — 2.7%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/2028*	1,854,000	1,719,515
Enerflex, Ltd.
9.00%, 10/15/2027*	3,955,000	3,847,819
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 09/01/2027	385,000	360,566
Weatherford International, Ltd.
8.63%, 04/30/2030*	4,400,000	4,421,463
		10,349,363

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Packaging & Containers — 3.0%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.13%, 08/15/2026*		$ 1,325,000	$ 1,237,787
5.25%, 04/30/2025 to 08/15/2027*		1,915,000	1,644,933
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029*		385,000	364,579
8.75%, 04/15/2030*		1,125,000	973,066
Graphic Packaging International LLC
3.75%, 02/01/2030*		965,000	848,081
Mauser Packaging Solutions Holding Co.
7.88%, 08/15/2026*		1,005,000	996,075
9.25%, 04/15/2027*		1,525,000	1,391,760
Owens-Brockway Glass Container, Inc.
7.25%, 05/15/2031*		665,000	676,638
Silgan Holdings, Inc.
2.25%, 06/01/2028	EUR	2,300,000	2,093,319
Trivium Packaging Finance BV
5.50%, 08/15/2026*		1,245,000	1,182,890
			11,409,128
Pharmaceuticals — 1.8%
Bausch Health Cos, Inc.
11.00%, 09/30/2028*#		1,400,000	1,057,000
Owens & Minor, Inc.
6.63%, 04/01/2030*#		3,480,000	3,137,098
Prestige Brands, Inc.
5.13%, 01/15/2028*		1,800,000	1,719,000
Teva Pharmaceutical Finance Netherlands II BV
7.88%, 09/15/2031	EUR	910,000	992,153
			6,905,251
Pipelines — 4.8%
Buckeye Partners LP
3.95%, 12/01/2026		1,926,000	1,716,856
4.13%, 03/01/2025*		945,000	897,975
4.13%, 12/01/2027		765,000	669,489
4.50%, 03/01/2028*		960,000	844,651
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
6.00%, 02/01/2029*		400,000	370,048
7.38%, 02/01/2031*		2,700,000	2,650,185
DT Midstream, Inc.
4.13%, 06/15/2029*		2,863,000	2,482,797
EnLink Midstream LLC
5.38%, 06/01/2029		775,000	734,182
5.63%, 01/15/2028*		2,245,000	2,162,688
6.50%, 09/01/2030*		190,000	188,825
EnLink Midstream Partners LP
5.05%, 04/01/2045		852,000	659,648
EQM Midstream Partners LP
4.50%, 01/15/2029*		1,415,000	1,236,246
4.75%, 01/15/2031*		2,535,000	2,175,487
6.50%, 07/01/2027*		685,000	669,146
6.50%, 07/15/2048		1,035,000	845,472
7.50%, 06/01/2027 to 06/01/2030*		290,000	291,618
			18,595,313
REITS — 1.3%
Iron Mountain, Inc.
5.25%, 07/15/2030*		1,075,000	963,046
7.00%, 02/15/2029*		1,975,000	1,968,016
Security Description	Shares or Principal Amount	Value

REITS (continued)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027*	$ 1,462,000	$ 1,238,703
5.25%, 10/01/2025*	970,000	908,231
		5,077,996
Retail — 8.2%
1011778 BC ULC/New Red Finance, Inc.
3.50%, 02/15/2029*	1,795,000	1,590,282
3.88%, 01/15/2028*	3,590,000	3,292,215
4.00%, 10/15/2030*	760,000	652,440
Asbury Automotive Group, Inc.
4.63%, 11/15/2029*#	1,240,000	1,092,994
4.75%, 03/01/2030	355,000	310,937
5.00%, 02/15/2032*	880,000	754,967
FirstCash, Inc.
4.63%, 09/01/2028*	1,610,000	1,432,707
Gap, Inc.
3.63%, 10/01/2029*	1,185,000	833,607
3.88%, 10/01/2031*	1,760,000	1,214,025
LBM Acquisition LLC
6.25%, 01/15/2029*	5,027,000	3,980,429
Michaels Cos., Inc.
5.25%, 05/01/2028*	2,685,000	2,067,450
PetSmart, Inc./PetSmart Finance Corp.
4.75%, 02/15/2028*	4,365,000	4,038,518
7.75%, 02/15/2029*	1,400,000	1,359,139
Specialty Building Products Holdings LLC/SBP Finance Corp.
6.38%, 09/30/2026*	3,650,000	3,293,840
SRS Distribution, Inc.
4.63%, 07/01/2028*	1,450,000	1,279,466
6.00%, 12/01/2029*	1,025,000	841,717
Staples, Inc.
7.50%, 04/15/2026*	1,145,000	941,161
Yum! Brands, Inc.
3.63%, 03/15/2031	458,000	391,313
4.63%, 01/31/2032	993,000	903,114
5.38%, 04/01/2032	1,624,000	1,538,518
		31,808,839
Semiconductors — 0.8%
Entegris Escrow Corp.
4.75%, 04/15/2029*	3,295,000	3,080,521
Software — 5.3%
AthenaHealth Group, Inc.
6.50%, 02/15/2030*#	3,430,000	2,825,230
Black Knight InfoServ LLC
3.63%, 09/01/2028*	1,155,000	1,035,169
Dun & Bradstreet Corp.
5.00%, 12/15/2029*	2,895,000	2,522,124
Fair Isaac Corp.
4.00%, 06/15/2028*	1,450,000	1,333,924
MSCI, Inc.
3.63%, 09/01/2030*	1,240,000	1,063,371
3.88%, 02/15/2031*	420,000	361,538
4.00%, 11/15/2029*	715,000	641,804
Open Text Corp.
3.88%, 02/15/2028 to 12/01/2029*	2,205,000	1,892,243
6.90%, 12/01/2027*	260,000	265,835
Open Text Holdings, Inc.
4.13%, 02/15/2030 to 12/01/2031*	1,530,000	1,274,114

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Software (continued)
PTC, Inc.
3.63%, 02/15/2025*		$ 1,480,000	$ 1,423,379
4.00%, 02/15/2028*		1,275,000	1,187,522
ROBLOX Corp.
3.88%, 05/01/2030*		2,980,000	2,551,774
SS&C Technologies, Inc.
5.50%, 09/30/2027*		2,040,000	1,947,163
			20,325,190
Telecommunications — 3.3%
Altice France SA
5.50%, 01/15/2028*		525,000	398,097
8.13%, 02/01/2027*		2,840,000	2,447,505
Embarq Corp.
8.00%, 06/01/2036		3,305,000	1,644,238
Frontier Communications Holdings LLC
5.00%, 05/01/2028*		1,200,000	1,005,054
5.88%, 10/15/2027*		1,800,000	1,604,167
5.88%, 11/01/2029		757,036	530,099
6.75%, 05/01/2029*		645,000	475,768
Iliad Holding SASU
6.50%, 10/15/2026*		760,000	715,510
7.00%, 10/15/2028*		655,000	610,641
Kaixo Bondco Telecom SA
5.13%, 09/30/2029*	EUR	985,000	915,994
Lorca Telecom Bondco SA
4.00%, 09/18/2027*	EUR	1,230,000	1,196,420
Telecom Italia Capital SA
6.38%, 11/15/2033		1,375,000	1,198,899
			12,742,392
Toys/Games/Hobbies — 0.3%
Mattel, Inc.
3.38%, 04/01/2026*		495,000	454,044
5.88%, 12/15/2027*		635,000	618,756
			1,072,800
Transportation — 0.4%
First Student Bidco, Inc./First Transit Parent, Inc.
4.00%, 07/31/2029*		1,875,000	1,555,645
Total Corporate Bonds & Notes (cost $391,378,938)			363,488,544
CONVERTIBLE BONDS & NOTES — 0.9%
Airlines — 0.2%
JetBlue Airways Corp.
0.50%, 04/01/2026		1,249,000	971,785
Commercial Services — 0.1%
Block, Inc.
0.13%, 03/01/2025		500,000	461,250
Healthcare-Products — 0.2%
Insulet Corp.
0.38%, 09/01/2026		626,000	831,328
Machinery-Diversified — 0.2%
Middleby Corp.
1.00%, 09/01/2025		641,000	743,116
Security Description	Shares or Principal Amount	Value

Oil & Gas — 0.2%
Northern Oil & Gas, Inc.
3.63%, 04/15/2029*	$ 625,000	$ 649,148
Total Convertible Bonds & Notes (cost $4,079,258)		3,656,627
LOANS(2)(3)(4) — 2.0%
Computers — 0.3%
McAfee Corp. FRS
8.84%, (SOFR12+ 3.75%), 03/01/2029	1,335,547	1,247,067
Entertainment — 0.2%
Crown Finance US, Inc. FRS
BTL 15.03%, (SOFR12+ 10.00%), 09/07/2023	60,378	61,359
BTL 15.17%, (SOFR12+ 10.00%), 09/07/2023	718,497	730,172
		791,531
Insurance — 0.5%
HUB International, Ltd. FRS
BTL-B 8.14%, (1 ML+ 3.00%), 04/25/2025	1,134,031	1,125,200
BTL-B 8.16%, (3 ML+ 3.00%), 04/25/2025	2,984	2,961
BTL-B 8.40%, (1 ML+ 3.25%), 04/25/2025	930,230	923,700
BTL-B 8.41%, (3 ML+ 3.25%), 04/25/2025	2,385	2,369
		2,054,230
Packaging & Containers — 0.5%
Clydesdale Acquisition Holdings, Inc. FRS
9.43%, (SOFR12+ 4.18%), 04/13/2029	1,935,375	1,834,513
Pharmaceuticals — 0.1%
Owens & Minor, Inc. FRS
BTL-B 8.71%, (SOFR6+ 3.75%), 03/29/2029	201,500	199,485
BTL-B 8.75%, (SOFR4+ 3.75%), 03/29/2029	1,300	1,287
BTL-B 9.00%, (SOFR12+ 3.75%), 03/29/2029	303,333	300,300
		501,072
Software — 0.4%
Dun & Bradstreet Corp. FRS
BTL 8.41%, (1 ML+ 3.25%), 02/06/2026	1,386,128	1,377,464
Total Loans (cost $7,958,100)		7,805,877
Total Long-Term Investment Securities (cost $403,416,296)		374,951,048
SHORT-TERM INVESTMENTS — 3.5%
Unaffiliated Investment Companies — 3.5%
State Street Navigator Securities Lending Government Money Market Portfolio 5.11%(5)(6) (cost $13,392,623)	13,392,623	13,392,623

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 1.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.52% dated 05/31/2023, to be repurchased 06/01/2023 in the amount of $5,621,300 and collateralized by $5,495,800 of United States Treasury Inflation Indexed Notes, bearing interest at 0.13% due 10/15/2026 and having an approximate value of $5,733,554
(cost $5,621,062)	$ 5,621,062	$ 5,621,062
TOTAL INVESTMENTS (cost $422,429,981)(7)	102.0%	393,964,733
Other assets less liabilities	(2.0)	(7,890,165)
NET ASSETS	100.0%	$386,074,568
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The High Yield Bond Fund has no right to demand registration of these securities. At May 31, 2023, the aggregate value of these securities was $298,362,095 representing 77.3% of net assets.
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	All loans in the Fund were purchased through assignment agreements unless otherwise indicated.
(3)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), the Secured Overnight Financing Rate ("SOFR"), or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(4)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(5)	The rate shown is the 7-day yield as of May 31, 2023.
(6)	At May 31, 2023, the Fund had loaned securities with a total value of $13,130,983. This was secured by collateral of $13,392,623, which was received in cash and subsequently invested in short-term investments currently valued at $13,392,623 as reported in the Portfolio of Investments.
(7)	See Note 5 for cost of investments on a tax basis.
1 ML—1 Month USD LIBOR
3 ML—3 Month USD LIBOR
BTL—Bank Term Loan
FRS—Floating Rate Security
SOFR12—Secured Overnight Financing Rate 1 month
SOFR4—Secured Overnight Financing Rate 3 month
SOFR6—Secured Overnight Financing Rate 6 month
EUR—Euro Currency
The rates shown on FRS and/or VRS are the current interest rates at May 31, 2023 and unless noted otherwise, the dates shown are the original maturity dates.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
UBS AG	EUR	5,220,331	USD	5,607,830	06/30/2023	$18,767	$—
EUR—Euro Currency
USD—United States Dollar
The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$ —	$363,488,544	$—	$363,488,544
Convertible Bonds & Notes	—	3,656,627	—	3,656,627
Loans	—	7,805,877	—	7,805,877
Short-Term Investments	13,392,623	—	—	13,392,623
Repurchase Agreements	—	5,621,062	—	5,621,062
Total Investments at Value	$13,392,623	$380,572,110	$—	$393,964,733
Other Financial Instruments:†
Forward Foreign Currency Contracts	$ —	$ 18,767	$—	$ 18,767
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

VALIC Company I Inflation Protected Fund
PORTFOLIO PROFILE — May 31, 2023— (unaudited)

Industry Allocation*
U.S. Government & Agency Obligations	60.9%
Foreign Government Obligations	31.7
Repurchase Agreements	5.8
Collateralized Mortgage Obligations	2.6
Municipal Securities	1.7
Other Asset Backed Securities	1.0
Electric	1.0
Banks	0.9
Oil & Gas	0.7
Pipelines	0.3
Food	0.3
Semiconductors	0.3
Insurance	0.3
Trucking & Leasing	0.2
Short-Term Investments	0.1
Energy-Alternate Sources	0.1
107.9%
Credit Quality†#
Aaa	76.2%
Aa	5.4
A	0.6
Baa	2.6
Ba	0.1
B	0.4
Not Rated@	14.7
100.%

*	Calculated as a percentage of net assets
†	Source: Moody's
#	Calculated as a percentage of total debt issues, excluding short-term securities.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

VALIC Company I Inflation Protected Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 4.1%
Banks — 0.9%
Barclays PLC
0.58%, 08/09/2029	EUR	1,670,000	$ 1,438,551
Danske Bank A/S
0.75%, 06/09/2029	EUR	1,610,000	1,432,058
HSBC Holdings PLC
3.02%, 06/15/2027	EUR	1,365,000	1,397,427
			4,268,036
Electric — 1.0%
Dominion Energy, Inc.
5.38%, 11/15/2032		$ 965,000	968,398
Florida Power & Light Co.
5.10%, 04/01/2033		970,000	992,459
Pacific Gas & Electric Co.
6.15%, 01/15/2033		985,000	971,662
Southern California Edison Co.
5.95%, 11/01/2032		915,000	968,730
Southern Co.
5.70%, 10/15/2032		965,000	994,160
			4,895,409
Energy-Alternate Sources — 0.1%
FS Luxembourg SARL
10.00%, 12/15/2025*		400,000	403,426
Food — 0.3%
NBM US Holdings, Inc.
7.00%, 05/14/2026		1,595,000	1,553,052
Insurance — 0.3%
Argentum Netherlands BV for Swiss Re, Ltd.
5.52%, 08/15/2027(1)		1,620,000	1,377,162
Oil & Gas — 0.7%
Hess Corp.
7.88%, 10/01/2029		1,290,000	1,436,588
Petroleos Mexicanos
5.95%, 01/28/2031		880,000	631,605
6.84%, 01/23/2030		1,500,000	1,169,457
			3,237,650
Pipelines — 0.3%
Energy Transfer LP
5.80%, 06/15/2038		1,159,000	1,104,945
Greensaif Pipelines Bidco SARL
6.51%, 02/23/2042*		450,000	471,359
			1,576,304
Semiconductors — 0.3%
Broadcom, Inc.
2.45%, 02/15/2031*		1,800,000	1,453,429
Trucking & Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.35%, 11/01/2029*		1,398,000	1,214,649
Total Corporate Bonds & Notes (cost $21,240,846)			19,979,117
ASSET BACKED SECURITIES — 1.0%
Other Asset Backed Securities — 1.0%
510 Asset Backed Trust
Series 2021-NPL1, Class A1 2.24%, 06/25/2061*(2)		1,073,158	992,542
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Arbor Realty Commercial Real Estate Notes, Ltd. FRS
Series 2021-FL2, Class A 6.21%, (1 ML+1.10%), 05/15/2036*	$ 305,000	$ 297,158
Avant Loans Funding Trust
Series 2021-REV1, Class A 1.21%, 07/15/2030*	665,000	650,126
PRET LLC
Series 2021-NPL3, Class A1 1.87%, 07/25/2051*(2)	608,094	560,767
Pretium Mtg. Credit Partners I LLC
Series 2021-NPL2, Class A1 1.99%, 06/27/2060*(2)	698,545	646,318
VCAT LLC
Series 2021-NPL2, Class A1 2.12%, 03/27/2051*(2)	160,351	151,884
Wendy's Funding LLC
Series 2021-1A, Class A2I 2.37%, 06/15/2051*	1,704,637	1,429,047
Wingstop Funding LLC
Series 2020-1A, Class A2 2.84%, 12/05/2050*	311,063	270,238
Total Asset Backed Securities (cost $5,525,708)		4,998,080
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.6%
Commercial and Residential — 2.4%
Ajax Mtg. Loan Trust
Series 2021-C, Class A 2.12%, 01/25/2061*(2)	355,333	332,984
BRAVO Residential Funding Trust VRS
Series 2021-NQM1, Class A1 0.94%, 02/25/2049*(3)	279,645	244,568
BXSC Commercial Mtg. Trust FRS
Series 2022-WSS, Class C 7.45%, (1M TSFR+2.39%), 03/15/2035*	1,135,000	1,109,392
CAMB Commercial Mtg. Trust FRS
Series 2019-LIFE, Class A 6.18%, (1 ML+1.07%), 12/15/2037*	750,000	741,490
CSMC Trust VRS
Series 2021-NQM4, Class A1 1.10%, 05/25/2066*(3)	951,874	777,005
Series 2021-RPL4, Class A1 1.80%, 12/27/2060*(3)	422,449	391,672
Series 2021-RPL2, Class M3 3.56%, 01/25/2060*(3)	376,575	258,586
Ellington Financial Mtg. Trust VRS
Series 2021-2, Class A1 0.93%, 06/25/2066*(3)	274,876	221,082
GCAT Trust VRS
Series 2021-NQM3, Class A1 1.09%, 05/25/2066*(3)	762,660	623,262
Legacy Mtg. Asset Trust
Series 2021-GS2, Class A1 1.75%, 04/25/2061*(2)	419,869	393,181
Series 2021-GS3, Class A1 1.75%, 07/25/2061*(2)	553,869	511,671
MFA Trust VRS
Series 2021-NQM1, Class A1 1.15%, 04/25/2065*(3)	355,565	311,553
New Residential Mtg. Loan Trust VRS
Series 2021-NQ2R, Class A1 0.94%, 10/25/2058*(3)	268,619	240,237

VALIC Company I Inflation Protected Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
NMLT Trust VRS
Series 2021-INV1, Class A1 1.19%, 05/25/2056*(3)	$ 1,229,123	$ 1,012,288
PRPM LLC
Series 2021-5, Class A1 1.79%, 06/25/2026*(2)	779,705	716,519
Series 2021-3, Class A1 1.87%, 04/25/2026*(2)	523,745	492,478
SG Residential Mtg. Trust VRS
Series 2021-1, Class A1 1.16%, 07/25/2061*(3)	1,062,265	839,706
Starwood Mtg. Residential Trust VRS
Series 2021-2, Class A1 0.94%, 05/25/2065*(3)	223,736	198,643
Toorak Mtg. Corp., Ltd.
Series 2021-1, Class A1 2.24%, 06/25/2024*(2)	970,000	933,156
Towd Point Mtg. Trust VRS
Series 2021-R1, Class A1 2.92%, 11/30/2060*(3)	1,771,035	1,467,820
		11,817,293
U.S. Government Agency — 0.2%
Federal Home Loan Mtg. Corp. REMIC FRS
Series 3925, Class FL 5.56%, (1 ML+0.45%), 01/15/2041	145,532	144,685
Series 4001, Class FM 5.61%, (1 ML+0.50%), 02/15/2042	155,258	151,647
Series 3355, Class BF 5.81%, (1 ML+0.70%), 08/15/2037	181,140	179,489
Federal National Mtg. Assoc. REMIC FRS
Series 2012-93, Class BF 5.54%, (1 ML+0.40%), 09/25/2042	217,321	210,404
Government National Mtg. Assoc. REMIC FRS
Series 2010-14, Class FN 5.66%, (1 ML+0.55%), 02/16/2040	137,322	136,473
		822,698
Total Collateralized Mortgage Obligations (cost $14,337,511)		12,639,991
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 60.9%
U.S. Government — 53.0%
United States Treasury Bonds TIPS
0.13%, 02/15/2051(4)	550,630	365,012
0.25%, 02/15/2050(4)	29,459,020	20,512,569
0.63%, 02/15/2043(4)	9,024,813	7,397,173
0.75%, 02/15/2045(4)	32,731,034	27,013,971
0.88%, 02/15/2047(4)	10,720,979	8,981,752
1.00%, 02/15/2046(4)	11,348,425	9,841,766
2.13%, 02/15/2040(4)	3,351,216	3,605,241
United States Treasury Notes TIPS
0.13%, 07/15/2026 to 07/15/2031(4)	86,312,084	78,387,733
0.25%, 07/15/2029(4)	2,872,983	2,659,109
0.63%, 07/15/2032(4)	31,453,047	29,270,685
0.75%, 07/15/2028(4)	13,267,712	12,728,538
0.88%, 01/15/2029(4)(5)	38,403,382	36,855,996
1.25%, 04/15/2028	10,202,665	9,997,815
1.63%, 10/15/2027(4)	8,552,994	8,533,532
		256,150,892
Security Description		Shares or Principal Amount	Value

U.S. Government Agency — 7.9%
Uniform Mtg. Backed Securities
5.50%, June 30 TBA		$ 7,800,000	$ 7,795,125
Uniform Mtg. Backed Securities
4.50%, June 30 TBA		11,450,000	11,090,175
4.50%, July 30 TBA		11,450,000	11,095,542
5.50%, July 30 TBA		7,800,000	7,793,906
			37,774,748
Total U.S. Government & Agency Obligations (cost $342,959,316)			293,925,640
FOREIGN GOVERNMENT OBLIGATIONS — 31.7%
Regional(State/Province) — 3.6%
Province of Ontario, Canada
2.00%, 12/01/2036(4)	CAD	24,627,560	17,207,362
Sovereign — 28.1%
Commonwealth of Australia
0.90%, 11/21/2027(4)	AUD	14,914,120	9,570,788
1.25%, 08/21/2040(4)	AUD	8,058,078	4,991,631
2.58%, 08/21/2035(4)	AUD	24,277,800	16,810,722
Federative Republic of Brazil
24.98%, 05/15/2027(4)	BRL	11,416,000	9,493,557
French Republic Government Bond OAT
0.10%, 07/25/2031*	EUR	16,656,410	17,574,012
Government of Canada
4.00%, 12/01/2031(4)	CAD	12,013,132	10,717,838
Government of New Zealand
2.50%, 09/20/2040(4)	NZD	10,972,800	6,666,703
3.62%, 09/20/2025(4)	NZD	51,750,200	31,582,531
Government of Romania
4.63%, 04/03/2049#(4)	EUR	1,850,000	1,468,043
Republic of Italy
0.55%, 05/21/2026*(4)	EUR	15,963,260	16,686,174
United Mexican States
2.75%, 11/27/2031(4)	MXN	202,685,129	10,146,288
			135,708,287
Total Foreign Government Obligations (cost $162,513,883)			152,915,649
MUNICIPAL SECURITIES — 1.7%
City of New York, NY General Obligation Bonds
5.99%, 12/01/2036		1,580,000	1,702,744
Commonwealth of Massachusetts General Obligation Bonds
2.66%, 09/01/2039		2,077,302	1,684,000
Illinois State Toll Highway Authority Revenue Bonds
5.85%, 12/01/2034		1,520,000	1,624,153
7.55%, 04/01/2039		1,275,000	1,606,838
State of Connecticut General Obligation Bonds
5.85%, 03/15/2032		1,630,000	1,750,433
Total Municipal Securities (cost $9,317,128)			8,368,168
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 1.00%, 12/31/2049†(6) (cost $0)		1,000,000	1,611
Total Long-Term Investment Securities (cost $555,894,392)			492,828,256

VALIC Company I Inflation Protected Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.1%
Unaffiliated Investment Companies — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio 5.11%(7)(8) (cost $491,480)	491,480	$ 491,480
REPURCHASE AGREEMENTS — 5.8%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.52% dated 05/31/2023, to be repurchased 06/01/2023 in the amount of $28,090,642 and collateralized by $27,463,200 of United States Treasury Inflation Indexed Notes, bearing interest at 0.13% due 10/15/2026 and having an approximate value of $28,651,285 (cost $28,089,456)	$ 28,089,456	28,089,456
TOTAL INVESTMENTS (cost $584,475,328)(9)	107.9%	521,409,192
Other assets less liabilities	(7.9)	(38,261,660)
NET ASSETS	100.0%	$483,147,532
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Inflation Protected Fund has no right to demand registration of these securities. At May 31, 2023, the aggregate value of these securities was $54,618,422 representing 11.3% of net assets.
#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of May 31, 2023.
(3)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Principal amount of security is adjusted for inflation.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(6)	Securities classified as Level 3 (see Note 2).
(7)	The rate shown is the 7-day yield as of May 31, 2023.
(8)	At May 31, 2023, the Fund had loaned securities with a total value of $479,644. This was secured by collateral of $491,480, which was received in cash and subsequently invested in short-term investments currently valued at $491,480 as reported in the Portfolio of Investments.
(9)	See Note 5 for cost of investments on a tax basis.
1 ML—1 Month USD LIBOR
1M TSFR—1 Month Term Secured Overnight Financing Rate
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
VRS—Variable Rate Security
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
EUR—Euro Currency
MXN—Mexican Peso
NZD—New Zealand Dollar
The rates shown on FRS and/or VRS are the current interest rates at May 31, 2023 and unless noted otherwise, the dates shown are the original maturity dates.

Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Bank of America, N.A.	54,220,000	USD	Fixed 3.430%	12-Month USA CPI	Maturity	Maturity	Apr 2027	$—	$(864,931)	$(864,931)
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
187	Long	U.S. Treasury 10 Year Notes	September 2023	$21,391,473	$21,405,656	$14,183
52	Long	U.S. Treasury Ultra 10 Year Notes	September 2023	6,230,413	6,263,563	33,150
129	Short	Euro-BOBL	June 2023	16,290,864	16,290,104	760
						$48,093
						Unrealized (Depreciation)
234	Long	U.S. Treasury 5 Year Notes	September 2023	$25,534,073	$25,524,281	$ (9,792)
394	Short	Canada 10 Year Bonds	September 2023	35,759,803	35,893,908	(134,105)
33	Short	Euro Buxl 30 Year Bonds	June 2023	4,764,462	4,892,463	(128,001)
150	Short	Euro-BTP	June 2023	17,768,272	18,592,450	(824,178)
40	Short	Euro-BUND	June 2023	5,587,196	5,816,955	(229,759)
120	Short	Euro-OAT	June 2023	16,624,231	16,744,109	(119,878)
11	Short	U.S. Treasury Ultra Bonds	September 2023	1,484,588	1,505,625	(21,037)
						$(1,466,750)
		Net Unrealized Appreciation (Depreciation)				$(1,418,657)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

VALIC Company I Inflation Protected Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
BNP Paribas SA	EUR	1,451,000	USD	1,588,299	06/21/2023	$ 35,630	$ —
Citibank, N.A.	BRL	45,473,000	USD	8,669,781	06/21/2023	—	(267,523)
Deutsche Bank AG	EUR	34,723,000	USD	37,280,696	06/21/2023	124,718	—
Goldman Sachs International	CAD	2,660,000	USD	1,946,276	06/21/2023	—	(14,150)
Morgan Stanley & Co. International PLC	AUD	61,020,000	USD	40,368,391	06/21/2023	649,714	—
	NZD	2,165,000	USD	1,343,008	06/21/2023	39,149	—
	USD	15,325,361	CAD	20,925,000	06/21/2023	96,407	—
	USD	802,072	EUR	743,000	06/21/2023	—	(7,012)
						785,270	(7,012)
Royal Bank of Canada	AUD	2,385,000	USD	1,605,296	06/21/2023	52,870	—
	USD	2,114,327	EUR	1,959,000	06/21/2023	—	(18,064)
						52,870	(18,064)
Societe Generale	USD	9,802,042	AUD	14,573,000	06/21/2023	—	(316,295)
State Street Bank & Trust Company	EUR	11,598,000	USD	12,693,709	06/21/2023	283,058	—
	USD	12,244,178	EUR	11,356,000	06/21/2023	—	(92,483)
						283,058	(92,483)
Toronto Dominion Bank	CAD	78,666,000	USD	56,980,193	06/21/2023	—	(996,811)
UBS AG	EUR	4,622,000	USD	5,081,487	06/21/2023	135,632	—
	MXN	171,635,000	USD	9,348,923	06/21/2023	—	(314,313)
	NZD	60,996,000	USD	37,251,660	06/21/2023	517,151	—
	USD	15,544,239	CAD	20,835,000	06/21/2023	—	(188,800)
	USD	97,739	EUR	90,985	06/30/2023	—	(327)
						652,783	(503,440)
Unrealized Appreciation (Depreciation)						$ 1,934,329	$ (2,215,778)
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
EUR—Euro Currency
MXN—Mexican Peso
NZD—New Zealand Dollar
USD—United States Dollar

VALIC Company I Inflation Protected Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$ —	$ 19,979,117	$ —	$ 19,979,117
Asset Backed Securities	—	4,998,080	—	4,998,080
Collateralized Mortgage Obligations	—	12,639,991	—	12,639,991
U.S. Government & Agency Obligations	—	293,925,640	—	293,925,640
Foreign Government Obligations	—	152,915,649	—	152,915,649
Municipal Securities	—	8,368,168	—	8,368,168
Escrows and Litigation Trusts	—	—	1,611	1,611
Short-Term Investments	491,480	—	—	491,480
Repurchase Agreements	—	28,089,456	—	28,089,456
Total Investments at Value	$ 491,480	$520,916,101	$1,611	$521,409,192
Other Financial Instruments:†
Futures Contracts	$ 48,093	$ —	$ —	$ 48,093
Forward Foreign Currency Contracts	—	1,934,329	—	1,934,329
Total Other Financial Instruments	$ 48,093	$ 1,934,329	$ —	$ 1,982,422
LIABILITIES:
Other Financial Instruments:†
Swaps	$ —	$ 864,931	$ —	$ 864,931
Futures Contracts	1,466,750	—	—	1,466,750
Forward Foreign Currency Contracts	—	2,215,778	—	2,215,778
Total Other Financial Instruments	$1,466,750	$ 3,080,709	$ —	$ 4,547,459
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Financial Statements

VALIC Company I International Equities Index Fund
PORTFOLIO PROFILE — May 31, 2023— (unaudited)

Industry Allocation*
Banks	9.6%
Pharmaceuticals	9.0
Short-Term Investments	4.6
Insurance	4.5
Food	4.4
Oil & Gas	4.0
Repurchase Agreements	3.7
Semiconductors	3.3
Auto Manufacturers	3.2
Telecommunications	2.9
Electric	2.8
Mining	2.6
Commercial Services	2.5
Chemicals	2.5
Unaffiliated Investment Companies	2.4
Apparel	2.4
Machinery-Diversified	2.2
Cosmetics/Personal Care	2.0
Beverages	1.9
Healthcare-Products	1.9
Retail	1.7
Building Materials	1.7
Electronics	1.7
Transportation	1.5
Diversified Financial Services	1.5
Aerospace/Defense	1.4
Software	1.3
Distribution/Wholesale	1.3
Computers	1.3
Miscellaneous Manufacturing	1.2
Machinery-Construction & Mining	1.2
Engineering & Construction	1.1
Entertainment	0.9
Biotechnology	0.9
Electrical Components & Equipment	0.9
Home Furnishings	0.8
REITS	0.7
Real Estate	0.7
Agriculture	0.7
Auto Parts & Equipment	0.7
Healthcare-Services	0.7
Internet	0.5
Investment Companies	0.5
Household Products/Wares	0.5
Iron/Steel	0.4
Toys/Games/Hobbies	0.4
Food Service	0.4
Lodging	0.4
Private Equity	0.3
Media	0.3
Hand/Machine Tools	0.3
Gas	0.3
Water	0.3
Packaging & Containers	0.3
Home Builders	0.2
Advertising	0.2
Energy-Alternate Sources	0.2
Office/Business Equipment	0.2
Leisure Time	0.2
Forest Products & Paper	0.1
Metal Fabricate/Hardware	0.1
Holding Companies-Diversified	0.1
102.5%

Country Allocation*
Japan	20.6%
United Kingdom	12.9
United States	10.7
France	10.4
Switzerland	9.6
Germany	7.7
Australia	6.5
Netherlands	5.5
Denmark	2.9
Sweden	2.8
Spain	2.4
Hong Kong	1.8
Italy	1.6
Singapore	1.1
Finland	1.0
Ireland	0.8
Belgium	0.7
Jersey	0.6
Israel	0.6
Norway	0.6
Cayman Islands	0.5
New Zealand	0.3
Luxembourg	0.2
Austria	0.2
Portugal	0.2
Bermuda	0.1
SupraNational	0.1
Isle of Man	0.1
102.5%
*	Calculated as a percentage of net assets

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 91.8%
Australia — 6.5%
Ampol, Ltd.	28,749	$ 585,991
ANZ Group Holdings, Ltd.	362,428	5,387,073
APA Group	142,868	932,112
Aristocrat Leisure, Ltd.	71,948	1,734,951
ASX, Ltd.#	23,441	1,026,901
Aurizon Holdings, Ltd.	222,066	513,491
BHP Group, Ltd.	613,791	16,841,542
BlueScope Steel, Ltd.	56,219	674,730
Brambles, Ltd.	167,932	1,498,723
Cochlear, Ltd.	7,965	1,259,999
Coles Group, Ltd.	161,806	1,891,687
Commonwealth Bank of Australia	205,315	12,886,540
Computershare, Ltd.	65,793	955,342
CSL, Ltd.	58,427	11,636,535
Dexus	129,596	692,852
Endeavour Group, Ltd.#	173,601	696,205
Fortescue Metals Group, Ltd.	205,051	2,548,172
Goodman Group	204,929	2,619,025
GPT Group	230,633	629,140
IDP Education, Ltd.#	25,135	356,063
IGO, Ltd.#	82,525	762,740
Insurance Australia Group, Ltd.#	298,489	1,006,432
Lendlease Corp., Ltd.	83,071	427,121
Lottery Corp., Ltd.	269,509	871,754
Macquarie Group, Ltd.	44,457	4,921,154
Medibank Private, Ltd.	331,836	769,801
Mineral Resources, Ltd.#	20,640	942,908
Mirvac Group#	475,034	709,198
National Australia Bank, Ltd.	381,984	6,428,323
Newcrest Mining, Ltd.	108,145	1,820,206
Northern Star Resources, Ltd.	140,465	1,197,944
Orica, Ltd.	54,864	543,598
Origin Energy, Ltd.	208,601	1,129,919
Pilbara Minerals, Ltd.#	307,198	876,187
Qantas Airways, Ltd.†	111,493	481,345
QBE Insurance Group, Ltd.	179,601	1,708,311
Ramsay Health Care, Ltd.#	22,172	826,649
REA Group, Ltd.#	6,375	569,231
Reece, Ltd.#	27,242	321,028
Rio Tinto, Ltd.	44,949	3,118,695
Santos, Ltd.	382,367	1,806,831
Scentre Group	628,482	1,109,272
SEEK, Ltd.	40,830	621,601
Sonic Healthcare, Ltd.	55,334	1,264,807
South32, Ltd.	555,785	1,416,133
Stockland	287,635	796,858
Suncorp Group, Ltd.	152,884	1,316,865
Telstra Group, Ltd.	489,972	1,388,704
Transurban Group	372,291	3,589,810
Treasury Wine Estates, Ltd.	87,085	657,180
Vicinity, Ltd.	466,816	564,139
Washington H. Soul Pattinson & Co., Ltd.	26,121	544,420
Wesfarmers, Ltd.	137,328	4,251,783
Westpac Banking Corp.	423,938	5,685,122
WiseTech Global, Ltd.	17,832	863,770
Woodside Energy Group, Ltd.	229,912	5,097,978
Woolworths Group, Ltd.	147,392	3,594,392
		129,369,283
Austria — 0.2%
Erste Group Bank AG	41,634	1,352,548
OMV AG	17,833	796,139
Security Description	Shares or Principal Amount	Value

Austria (continued)
Verbund AG	8,205	$ 619,499
voestalpine AG	14,002	434,911
		3,203,097
Belgium — 0.7%
Ageas SA/NV#	19,457	778,068
Anheuser-Busch InBev SA NV	105,175	5,621,392
D'ieteren Group#	2,997	519,413
Elia Group SA	3,980	481,523
Groupe Bruxelles Lambert NV	11,999	926,785
KBC Group NV	30,288	1,992,528
Sofina SA#	1,859	385,246
Solvay SA, Class A	8,974	937,414
UCB SA	15,309	1,337,571
Umicore SA#	25,360	706,465
Warehouses De Pauw CVA	19,772	555,872
		14,242,277
Bermuda — 0.1%
CK Infrastructure Holdings, Ltd.	76,000	419,197
Hongkong Land Holdings, Ltd.	135,000	578,743
Jardine Matheson Holdings, Ltd.	19,286	926,209
		1,924,149
Cayman Islands — 0.5%
Budweiser Brewing Co. APAC, Ltd.*	207,600	522,082
CK Asset Holdings, Ltd.	240,308	1,293,439
CK Hutchison Holdings, Ltd.	325,308	1,964,481
ESR Group, Ltd.*	242,600	357,634
Futu Holdings, Ltd. ADR#†	7,156	263,770
Grab Holdings, Ltd., Class A†	156,642	466,793
Sands China, Ltd.†	294,000	949,614
Sea, Ltd. ADR†	43,754	2,511,917
SITC International Holdings Co., Ltd.	161,000	279,239
WH Group, Ltd.*	1,004,500	523,706
Wharf Real Estate Investment Co., Ltd.	203,000	1,001,295
Xinyi Glass Holdings, Ltd.	223,000	330,983
		10,464,953
Denmark — 2.9%
AP Moller-Maersk A/S, Series A	376	634,312
AP Moller-Maersk A/S, Series B	608	1,028,082
Carlsberg A/S, Class B	11,787	1,779,880
Chr. Hansen Holding A/S	12,780	930,151
Coloplast A/S, Class B	14,385	1,811,842
Danske Bank A/S†	83,518	1,708,451
Demant A/S†	11,118	423,281
DSV A/S	22,667	4,380,562
Genmab A/S†	7,984	3,131,464
Novo Nordisk A/S, Class B	200,578	32,229,964
Novozymes A/S, Class B	24,766	1,195,164
Orsted A/S*	22,906	2,007,585
Pandora A/S	10,946	874,449
ROCKWOOL A/S, Class B	1,102	263,141
Tryg A/S	43,598	992,486
Vestas Wind Systems A/S†	122,280	3,485,320
		56,876,134
Finland — 1.0%
Elisa Oyj	17,222	964,995
Fortum Oyj	54,358	725,588
Kesko Oyj, Class B	32,909	622,483
Kone Oyj, Class B	41,156	2,092,369
Metso Outotec Oyj	80,353	880,729

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Finland (continued)
Neste Oyj	51,227	$ 1,942,687
Nokia Oyj	655,250	2,660,624
Nordea Bank Abp	400,846	3,974,882
Orion Oyj, Class B	12,868	545,929
Sampo Oyj, Class A	58,092	2,671,438
Stora Enso Oyj, Class R	66,735	846,679
UPM-Kymmene Oyj	64,628	1,946,180
Wartsila Oyj Abp	57,108	648,564
		20,523,147
France — 10.4%
Accor SA	20,699	691,386
Aeroports de Paris	3,582	547,499
Air Liquide SA	63,417	10,622,805
Alstom SA	38,722	1,075,494
Amundi SA*	7,411	420,836
Arkema SA	7,274	636,056
AXA SA	227,907	6,490,764
BioMerieux	5,053	508,083
BNP Paribas SA	134,600	7,862,195
Bollore SE	106,631	683,136
Bouygues SA	27,224	875,526
Bureau Veritas SA	35,601	906,336
Capgemini SE	19,831	3,447,835
Carrefour SA	71,891	1,326,175
Cie de Saint-Gobain	59,366	3,312,411
Cie Generale des Etablissements Michelin SCA	82,146	2,339,354
Covivio	5,697	279,264
Credit Agricole SA	147,459	1,696,373
Danone SA	77,737	4,602,685
Dassault Aviation SA	3,021	511,283
Dassault Systemes SE	80,707	3,542,193
Edenred	30,222	1,943,030
Eiffage SA	10,087	1,080,403
Engie SA	221,159	3,333,968
EssilorLuxottica SA	35,214	6,374,551
Eurazeo SE	5,250	359,513
Gecina SA	5,539	567,972
Getlink SE	53,312	908,058
Hermes International	3,835	7,816,899
Ipsen SA	4,549	527,644
Kering SA	9,067	4,838,084
Klepierre SA	25,924	588,009
La Francaise des Jeux SAEM*	12,658	488,678
Legrand SA	32,329	2,992,965
L'Oreal SA	29,265	12,503,843
LVMH Moet Hennessy Louis Vuitton SE	33,537	29,271,068
Orange SA	241,571	2,883,244
Pernod Ricard SA	24,987	5,412,611
Publicis Groupe SA	27,664	2,056,104
Remy Cointreau SA	2,809	431,640
Renault SA	23,189	783,543
Safran SA	41,387	6,036,760
Sanofi	138,216	14,039,369
Sartorius Stedim Biotech	3,351	882,823
Schneider Electric SE	65,736	11,377,766
SEB SA	3,001	282,543
Societe Generale SA	97,763	2,284,824
Sodexo SA	10,713	1,159,030
Teleperformance	7,159	1,074,414
Thales SA	12,921	1,800,534
TotalEnergies SE	301,475	17,031,133
Security Description	Shares or Principal Amount	Value

France (continued)
Valeo	25,078	$ 483,553
Veolia Environnement SA	80,588	2,378,099
Vinci SA	65,209	7,435,956
Vivendi SE	87,306	774,910
Wendel SE	3,237	341,315
Worldline SA*†	28,964	1,130,488
		206,053,033
Germany — 7.7%
adidas AG	19,628	3,180,815
Allianz SE	48,866	10,447,568
BASF SE	111,214	5,283,455
Bayer AG	119,034	6,635,318
Bayerische Motoren Werke AG	40,091	4,367,632
Bayerische Motoren Werke AG (Preference Shares)	7,166	736,492
Bechtle AG	9,880	387,402
Beiersdorf AG	12,205	1,553,682
Brenntag SE	18,708	1,467,539
Carl Zeiss Meditec AG	4,856	545,191
Commerzbank AG	128,897	1,297,054
Continental AG	13,328	886,710
Covestro AG*†	23,394	902,051
Daimler Truck Holding AG†	54,806	1,659,844
Delivery Hero SE*†	20,820	779,659
Deutsche Bank AG	250,257	2,536,868
Deutsche Boerse AG	23,006	3,979,333
Deutsche Lufthansa AG†	72,113	705,935
Deutsche Post AG	120,026	5,394,505
Deutsche Telekom AG	392,714	8,708,712
Dr. Ing. h.c. F. Porsche AG (Preference Shares)*†	13,788	1,711,784
E.ON SE	271,853	3,286,775
Evonik Industries AG	25,299	506,920
Fresenius Medical Care AG & Co. KGaA	24,870	1,060,353
Fresenius SE & Co. KGaA	51,150	1,400,028
GEA Group AG	18,341	770,093
Hannover Rueck SE	7,301	1,563,447
HeidelbergCement AG	17,536	1,254,120
HelloFresh SE†	19,888	473,358
Henkel AG & Co. KGaA	12,591	903,021
Henkel AG & Co. KGaA (Preference Shares)	21,574	1,718,099
Infineon Technologies AG	158,129	5,864,608
Knorr-Bremse AG	8,751	598,883
LEG Immobilien SE†	8,974	465,774
Mercedes-Benz Group AG	97,219	7,256,974
Merck KGaA	15,649	2,717,983
MTU Aero Engines AG	6,471	1,493,230
Muenchener Rueckversicherungs-Gesellschaft AG	16,964	6,058,150
Nemetschek SE	6,968	545,588
Porsche Automobil Holding SE (Preference Shares)	18,541	1,027,667
Puma SE	12,720	605,011
Rational AG	617	413,942
Rheinmetall AG	5,275	1,334,614
RWE AG	77,787	3,252,624
SAP SE	126,522	16,530,588
Sartorius AG (Preference Shares)	2,947	987,637
Scout24 SE*	9,663	619,793
Siemens AG	92,690	15,189,923
Siemens Energy AG†	62,910	1,596,862
Siemens Healthineers AG*	34,146	1,931,299
Symrise AG	16,078	1,718,239
Telefonica Deutschland Holding AG	125,600	353,698
United Internet AG	11,703	168,091
Volkswagen AG	3,556	533,495

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Volkswagen AG (Preference Shares)	22,472	$ 2,803,070
Vonovia SE	86,729	1,591,631
Zalando SE*†	27,116	783,745
		152,546,882
Hong Kong — 1.8%
AIA Group, Ltd.	1,432,600	13,890,907
BOC Hong Kong Holdings, Ltd.	448,000	1,328,295
CLP Holdings, Ltd.	198,500	1,445,138
Galaxy Entertainment Group, Ltd.†	264,000	1,632,063
Hang Lung Properties, Ltd.	244,000	385,691
Hang Seng Bank, Ltd.	92,600	1,236,919
Henderson Land Development Co., Ltd.	174,231	552,491
Hong Kong & China Gas Co., Ltd.	1,355,523	1,221,870
Hong Kong Exchanges & Clearing, Ltd.	145,900	5,359,401
Link REIT	306,380	1,777,936
MTR Corp., Ltd.	188,000	864,828
New World Development Co., Ltd.	182,750	435,822
Power Assets Holdings, Ltd.	167,500	901,063
Sino Land Co., Ltd.	418,000	543,066
Sun Hung Kai Properties, Ltd.	176,000	2,238,804
Swire Pacific, Ltd., Class A	58,000	386,765
Swire Properties, Ltd.	141,000	335,732
Techtronic Industries Co., Ltd.	166,500	1,532,378
		36,069,169
Ireland — 0.8%
AIB Group PLC	129,486	532,260
Bank of Ireland Group PLC	129,601	1,224,590
CRH PLC	90,515	4,300,833
DCC PLC	11,883	680,803
Flutter Entertainment PLC†	20,226	3,959,608
James Hardie Industries PLC†	53,962	1,327,432
Kerry Group PLC, Class A	19,283	1,884,540
Kingspan Group PLC	18,713	1,251,697
Smurfit Kappa Group PLC	29,951	1,064,581
		16,226,344
Isle of Man — 0.1%
Entain PLC	71,293	1,172,278
Israel — 0.6%
Azrieli Group, Ltd.	5,120	269,574
Bank Hapoalim BM	153,779	1,238,151
Bank Leumi Le-Israel BM	186,933	1,311,488
Bezeq The Israeli Telecommunication Corp., Ltd.	250,252	313,304
Check Point Software Technologies, Ltd.†	12,148	1,516,192
CyberArk Software, Ltd.†	4,912	760,034
Elbit Systems, Ltd.	3,199	653,836
First International Bank of Israel, Ltd.	6,687	252,209
ICL Group, Ltd.	85,301	464,872
Israel Discount Bank, Ltd., Class A	149,050	718,484
Mizrahi Tefahot Bank, Ltd.	18,673	599,459
NICE, Ltd.†	7,693	1,582,327
Teva Pharmaceutical Industries, Ltd. ADR†	134,569	968,897
Tower Semiconductor, Ltd.†	13,143	544,316
Wix.com, Ltd.†	6,908	526,528
		11,719,671
Italy — 1.6%
Amplifon SpA#	15,022	519,568
Assicurazioni Generali SpA	134,500	2,557,034
DiaSorin SpA#	3,038	313,802
Security Description	Shares or Principal Amount	Value

Italy (continued)
Enel SpA	984,834	$ 6,176,427
Eni SpA#	302,720	4,044,090
FinecoBank Banca Fineco SpA#	73,877	987,024
Infrastrutture Wireless Italiane SpA*	40,544	516,529
Intesa Sanpaolo SpA	1,955,634	4,534,487
Mediobanca Banca di Credito Finanziario SpA	71,940	795,259
Moncler SpA	24,854	1,686,685
Nexi SpA*†	71,470	561,614
Poste Italiane SpA*#	63,029	656,527
Prysmian SpA#	30,845	1,147,958
Recordati Industria Chimica e Farmaceutica SpA	12,615	549,813
Snam SpA	244,172	1,279,017
Telecom Italia SpA#†	1,202,096	319,759
Terna - Rete Elettrica Nazionale SpA	170,367	1,427,816
UniCredit SpA	232,620	4,476,660
		32,550,069
Japan — 20.6%
Advantest Corp.	22,000	2,764,022
Aeon Co., Ltd.	79,200	1,566,040
AGC, Inc.#	23,300	840,332
Aisin Corp.	17,700	507,827
Ajinomoto Co., Inc.	55,300	2,147,379
ANA Holdings, Inc.#†	19,300	427,797
Asahi Group Holdings, Ltd.	55,200	2,138,757
Asahi Intecc Co., Ltd.#	26,200	496,846
Asahi Kasei Corp.	151,900	1,030,535
Astellas Pharma, Inc.	222,300	3,510,254
Azbil Corp.	13,800	435,646
Bandai Namco Holdings, Inc.	72,600	1,700,139
BayCurrent Consulting, Inc.	16,000	580,125
Bridgestone Corp.#	69,100	2,792,751
Brother Industries, Ltd.	28,200	408,315
Canon, Inc.	121,200	3,003,482
Capcom Co., Ltd.	20,900	814,186
Central Japan Railway Co.	17,500	2,131,470
Chiba Bank, Ltd.	63,900	399,095
Chubu Electric Power Co., Inc.	78,100	930,751
Chugai Pharmaceutical Co., Ltd.#	81,300	2,186,677
Concordia Financial Group, Ltd.	131,100	505,578
CyberAgent, Inc.#	51,796	366,765
Dai Nippon Printing Co., Ltd.	26,800	762,220
Daifuku Co., Ltd.	36,873	744,744
Dai-ichi Life Holdings, Inc.	118,600	2,028,205
Daiichi Sankyo Co., Ltd.	212,200	6,871,403
Daikin Industries, Ltd.	30,200	5,738,505
Daito Trust Construction Co., Ltd.	7,600	721,907
Daiwa House Industry Co., Ltd.	72,600	1,892,156
Daiwa House REIT Investment Corp.	266	557,720
Daiwa Securities Group, Inc.	160,900	728,258
Denso Corp.	52,500	3,231,391
Dentsu Group, Inc.#	24,500	782,379
Disco Corp.	10,500	1,526,220
East Japan Railway Co.	36,600	2,017,934
Eisai Co., Ltd.	30,600	1,943,350
ENEOS Holdings, Inc.	371,600	1,230,147
FANUC Corp.	116,000	3,964,905
Fast Retailing Co., Ltd.	21,300	4,976,302
Fuji Electric Co., Ltd.	15,300	641,241
FUJIFILM Holdings Corp.	43,600	2,661,381
Fujitsu, Ltd.	23,900	3,028,344
GLP J-REIT	542	575,107
GMO Payment Gateway, Inc.	5,100	402,628

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Hakuhodo DY Holdings, Inc.	28,300	$ 295,867
Hamamatsu Photonics KK	17,000	863,161
Hankyu Hanshin Holdings, Inc.	27,600	877,731
Hikari Tsushin, Inc.	2,400	346,356
Hirose Electric Co., Ltd.	3,635	491,973
Hitachi Construction Machinery Co., Ltd.	13,000	320,125
Hitachi, Ltd.	117,300	6,756,806
Honda Motor Co., Ltd.	197,400	5,609,136
Hoshizaki Corp.	13,100	470,827
Hoya Corp.	43,300	5,433,441
Hulic Co., Ltd.#	46,300	385,393
Ibiden Co., Ltd.	13,700	744,581
Idemitsu Kosan Co., Ltd.	25,176	487,899
Iida Group Holdings Co., Ltd.	17,400	286,882
Inpex Corp.	126,000	1,319,145
Isuzu Motors, Ltd.	70,700	820,204
ITOCHU Corp.#	143,900	4,856,948
Itochu Techno-Solutions Corp.	11,600	301,867
Japan Airlines Co., Ltd.	17,300	330,838
Japan Exchange Group, Inc.#	60,800	991,954
Japan Metropolitan Fund Investment Corp.	841	595,210
Japan Post Bank Co., Ltd.#	177,900	1,325,293
Japan Post Holdings Co., Ltd.	287,900	2,033,345
Japan Post Insurance Co., Ltd.	24,000	360,942
Japan Real Estate Investment Corp.	151	574,139
Japan Tobacco, Inc.#	145,300	3,165,708
JFE Holdings, Inc.	59,300	730,579
JSR Corp.	21,500	516,974
Kajima Corp.	50,900	712,301
Kansai Electric Power Co., Inc.	84,900	970,341
Kao Corp.	56,400	1,967,085
KDDI Corp.	195,300	6,008,798
Keio Corp.#	12,400	436,363
Keisei Electric Railway Co., Ltd.#	15,600	597,973
Keyence Corp.	23,600	11,442,401
Kikkoman Corp.	17,600	1,036,500
Kintetsu Group Holdings Co., Ltd.#	20,700	685,202
Kirin Holdings Co., Ltd.	99,600	1,485,721
Kobayashi Pharmaceutical Co., Ltd.	6,101	344,454
Kobe Bussan Co., Ltd.#	18,240	503,113
Koei Tecmo Holdings Co., Ltd.	14,060	236,551
Koito Manufacturing Co., Ltd.	25,300	472,283
Komatsu, Ltd.	112,000	2,636,142
Konami Group Corp.	11,300	597,906
Kose Corp.	4,079	408,620
Kubota Corp.	122,700	1,678,618
Kurita Water Industries, Ltd.#	12,700	515,477
Kyocera Corp.	38,900	2,186,069
Kyowa Kirin Co., Ltd.	32,500	623,540
Lasertec Corp.#	9,125	1,426,589
LIXIL Corp.	34,700	447,058
M3, Inc.	53,500	1,189,221
Makita Corp.#	27,100	728,360
Marubeni Corp.	187,200	2,664,545
MatsukiyoCocokara & Co.	13,900	744,045
Mazda Motor Corp.	68,500	583,471
McDonald's Holdings Co. Japan, Ltd.#	10,400	427,781
MEIJI Holdings Co., Ltd.	27,000	605,450
Minebea Mitsumi, Inc.	43,800	841,070
MISUMI Group, Inc.	34,500	746,451
Mitsubishi Chemical Group Corp.	155,100	868,883
Mitsubishi Corp.	151,800	6,062,720
Security Description	Shares or Principal Amount	Value

Japan (continued)
Mitsubishi Electric Corp.	234,000	$ 3,041,216
Mitsubishi Estate Co., Ltd.	136,400	1,564,077
Mitsubishi HC Capital, Inc.	79,700	431,736
Mitsubishi Heavy Industries, Ltd.	38,900	1,642,437
Mitsubishi UFJ Financial Group, Inc.	1,448,400	9,570,470
Mitsui & Co., Ltd.	173,500	5,450,073
Mitsui Chemicals, Inc.	22,200	559,395
Mitsui Fudosan Co., Ltd.	109,800	2,092,182
Mitsui OSK Lines, Ltd.#	41,600	946,560
Mizuho Financial Group, Inc.	292,020	4,299,616
MonotaRO Co., Ltd.#	30,200	415,935
MS&AD Insurance Group Holdings, Inc.	51,900	1,779,701
Murata Manufacturing Co., Ltd.	69,600	4,093,487
NEC Corp.	29,800	1,395,495
Nexon Co., Ltd.	57,600	1,173,355
NGK Insulators, Ltd.	28,700	345,594
Nidec Corp.	54,200	2,686,805
Nihon M&A Center Holdings, Inc.	36,548	253,869
Nintendo Co., Ltd.	133,600	5,665,861
Nippon Building Fund, Inc.#	185	740,460
Nippon Express Holdings, Inc.#	9,300	521,603
Nippon Paint Holdings Co., Ltd.	100,500	769,391
Nippon Prologis REIT, Inc.	257	538,596
Nippon Sanso Holdings Corp.	20,900	427,150
Nippon Shinyaku Co., Ltd.	5,900	269,905
Nippon Steel Corp.	97,800	1,898,028
Nippon Telegraph & Telephone Corp.	144,700	4,102,453
Nippon Yusen KK#	58,600	1,247,420
Nissan Chemical Corp.	15,400	667,345
Nissan Motor Co., Ltd.	281,100	1,038,074
Nisshin Seifun Group, Inc.	23,800	298,594
Nissin Foods Holdings Co., Ltd.	7,400	630,904
Nitori Holdings Co., Ltd.	9,700	1,182,470
Nitto Denko Corp.	17,200	1,222,692
Nomura Holdings, Inc.	352,400	1,243,058
Nomura Real Estate Holdings, Inc.	14,200	343,062
Nomura Real Estate Master Fund, Inc.	512	602,189
Nomura Research Institute, Ltd.	48,200	1,209,618
NTT Data Corp.	76,200	1,090,173
Obayashi Corp.	78,300	630,102
OBIC Co., Ltd.#	8,400	1,358,981
Odakyu Electric Railway Co., Ltd.#	35,499	516,904
Oji Holdings Corp.	97,900	376,440
Olympus Corp.	147,900	2,241,417
Omron Corp.	22,500	1,356,156
Ono Pharmaceutical Co., Ltd.	43,700	816,711
Open House Group Co., Ltd.	9,500	363,971
Oracle Corp. Japan#†	4,700	359,471
Oriental Land Co., Ltd.	121,000	4,527,778
ORIX Corp.	144,700	2,455,013
Osaka Gas Co., Ltd.	45,500	721,220
Otsuka Corp.	13,700	515,612
Otsuka Holdings Co., Ltd.	47,200	1,747,437
Pan Pacific International Holdings Corp.	46,100	785,332
Panasonic Holdings Corp.	267,430	2,775,275
Persol Holdings Co., Ltd.	21,474	404,620
Rakuten Group, Inc.#	105,900	437,070
Recruit Holdings Co., Ltd.	174,583	5,354,697
Renesas Electronics Corp.†	142,400	2,319,564
Resona Holdings, Inc.	261,700	1,188,800
Ricoh Co., Ltd.	66,500	554,645
Rohm Co., Ltd.	10,600	892,973
SBI Holdings, Inc.	29,600	552,936

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
SCSK Corp.	18,742	$ 296,276
Secom Co., Ltd.	25,400	1,663,773
Seiko Epson Corp.	33,700	506,933
Sekisui Chemical Co., Ltd.	44,300	610,100
Sekisui House, Ltd.	74,600	1,454,362
Seven & i Holdings Co., Ltd.	91,200	3,823,151
SG Holdings Co., Ltd.	34,656	506,729
Sharp Corp.†	27,600	154,271
Shimadzu Corp.	28,600	884,873
Shimano, Inc.	8,900	1,382,874
Shimizu Corp.	66,600	404,201
Shin-Etsu Chemical Co., Ltd.	224,000	6,902,740
Shionogi & Co., Ltd.	32,100	1,442,707
Shiseido Co., Ltd.	48,400	2,204,489
Shizuoka Financial Group, Inc.	53,900	395,240
SMC Corp.	6,900	3,702,228
SoftBank Corp.	347,800	3,704,277
SoftBank Group Corp.	146,000	5,751,591
Sompo Holdings, Inc.	37,900	1,542,278
Sony Group Corp.	152,800	14,287,246
Square Enix Holdings Co., Ltd.	10,400	465,569
Subaru Corp.	74,500	1,276,097
SUMCO Corp.#	42,204	600,033
Sumitomo Chemical Co., Ltd.	179,400	531,799
Sumitomo Corp.	136,400	2,572,265
Sumitomo Electric Industries, Ltd.	86,500	1,023,205
Sumitomo Metal Mining Co., Ltd.	29,800	903,476
Sumitomo Mitsui Financial Group, Inc.	158,300	6,366,388
Sumitomo Mitsui Trust Holdings, Inc.	40,200	1,408,830
Sumitomo Realty & Development Co., Ltd.	37,400	901,604
Suntory Beverage & Food, Ltd.#	16,800	617,809
Suzuki Motor Corp.	44,500	1,464,437
Sysmex Corp.	20,400	1,332,086
T&D Holdings, Inc.	64,200	870,903
Taisei Corp.	21,800	692,704
Takeda Pharmaceutical Co., Ltd.	182,100	5,778,127
TDK Corp.	47,100	1,795,444
Terumo Corp.	78,200	2,376,745
TIS, Inc.	27,256	761,715
Tobu Railway Co., Ltd.#	22,800	596,390
Toho Co., Ltd.	13,500	531,257
Tokio Marine Holdings, Inc.	222,300	4,995,044
Tokyo Electric Power Co. Holdings, Inc.†	184,100	635,322
Tokyo Electron, Ltd.	54,300	7,413,514
Tokyo Gas Co., Ltd.	47,400	1,008,849
Tokyu Corp.#	64,300	831,057
Toppan, Inc.	31,500	672,736
Toray Industries, Inc.	168,000	885,866
Toshiba Corp.	47,100	1,512,629
Tosoh Corp.	31,300	359,621
TOTO, Ltd.	17,100	516,530
Toyota Industries Corp.	17,700	1,090,221
Toyota Motor Corp.	1,284,900	17,479,162
Toyota Tsusho Corp.	25,700	1,128,405
Trend Micro, Inc.	16,200	769,575
Unicharm Corp.	48,900	1,857,027
USS Co., Ltd.	24,899	404,442
Welcia Holdings Co., Ltd.	11,400	240,909
West Japan Railway Co.	26,600	1,114,414
Yakult Honsha Co., Ltd.	15,600	1,011,349
Yamaha Corp.	17,000	672,145
Yamaha Motor Co., Ltd.#	36,000	885,182
Security Description	Shares or Principal Amount	Value

Japan (continued)
Yamato Holdings Co., Ltd.	34,500	$ 631,030
Yaskawa Electric Corp.	29,100	1,227,061
Yokogawa Electric Corp.	27,500	513,815
Z Holdings Corp.	323,400	799,783
ZOZO, Inc.	15,093	307,597
		407,040,323
Jersey — 0.6%
Experian PLC	111,617	3,949,434
Glencore PLC	1,247,997	6,433,724
WPP PLC	129,758	1,380,220
		11,763,378
Luxembourg — 0.2%
ArcelorMittal SA	63,774	1,584,654
Aroundtown SA	120,530	126,304
Eurofins Scientific SE	16,313	1,079,986
Tenaris SA	57,179	708,898
		3,499,842
Netherlands — 5.5%
ABN AMRO Bank NV CVA*	48,905	714,852
Adyen NV*#†	2,626	4,302,231
Aegon NV#	217,247	961,794
AerCap Holdings NV†	20,092	1,146,851
Airbus SE	71,626	9,401,830
Akzo Nobel NV	21,991	1,667,356
Argenx SE†	6,703	2,609,058
ASM International NV#	5,671	2,486,260
ASML Holding NV	48,846	35,008,204
CNH Industrial NV	123,907	1,587,333
Davide Campari-Milano NV	63,062	824,028
Euronext NV*	10,375	690,308
EXOR NV	13,132	1,098,363
Ferrari NV	15,263	4,357,904
Heineken Holding NV	13,959	1,189,699
Heineken NV	31,385	3,175,615
IMCD NV#	6,900	1,039,123
ING Groep NV	451,520	5,548,939
JDE Peet's NV#	12,086	350,909
Just Eat Takeaway.com NV *#†	22,242	336,026
Koninklijke Ahold Delhaize NV	126,623	4,023,335
Koninklijke KPN NV	399,987	1,375,358
Koninklijke Philips NV	112,493	2,129,129
NN Group NV	33,783	1,227,165
OCI NV	12,695	282,266
Prosus NV	97,116	6,392,158
QIAGEN NV†	27,569	1,242,092
Randstad NV	14,488	712,358
Stellantis NV	272,539	4,150,462
STMicroelectronics NV	82,757	3,585,706
Universal Music Group NV	87,830	1,739,415
Wolters Kluwer NV	31,201	3,564,992
		108,921,119
New Zealand — 0.3%
Auckland International Airport, Ltd.†	150,831	806,183
EBOS Group, Ltd.#	19,634	497,623
Fisher & Paykel Healthcare Corp., Ltd.	69,910	978,448
Mercury NZ, Ltd.	83,361	329,374
Meridian Energy, Ltd.	155,139	495,868

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
New Zealand (continued)
Spark New Zealand, Ltd.	226,623	$ 703,877
Xero, Ltd.†	16,353	1,161,962
		4,973,335
Norway — 0.6%
Adevinta ASA†	35,027	245,748
Aker BP ASA#	38,265	830,129
DNB Bank ASA#	112,636	1,890,907
Equinor ASA	115,352	2,943,676
Gjensidige Forsikring ASA	24,129	405,784
Kongsberg Gruppen ASA	10,774	431,714
Mowi ASA#	50,124	860,660
Norsk Hydro ASA	162,842	984,957
Orkla ASA	90,499	651,364
Salmar ASA#	7,911	348,751
Telenor ASA	84,781	871,176
Yara International ASA#	20,049	748,302
		11,213,168
Portugal — 0.2%
EDP - Energias de Portugal SA	354,639	1,730,963
Galp Energia SGPS SA#	60,398	638,457
Jeronimo Martins SGPS SA	34,096	823,712
		3,193,132
Singapore — 1.1%
CapitaLand Ascendas REIT	407,024	811,908
CapitaLand Integrated Commercial Trust	639,768	945,319
Capitaland Investment, Ltd.	315,300	770,731
City Developments, Ltd.	49,400	246,288
DBS Group Holdings, Ltd.	219,300	4,887,643
Genting Singapore, Ltd.	729,500	543,206
Jardine Cycle & Carriage, Ltd.	11,900	284,696
Keppel Corp., Ltd.	176,400	821,903
Mapletree Logistics Trust	407,078	499,335
Mapletree Pan Asia Commercial Trust	284,000	346,643
Oversea-Chinese Banking Corp., Ltd.	410,000	3,709,437
Seatrium, Ltd.†	5,611,390	508,361
Singapore Airlines, Ltd.	161,449	764,291
Singapore Exchange, Ltd.	103,300	708,067
Singapore Technologies Engineering, Ltd.	188,400	508,411
Singapore Telecommunications, Ltd.	999,800	1,839,516
United Overseas Bank, Ltd.	143,000	2,956,744
UOL Group, Ltd.	56,100	263,116
Venture Corp., Ltd.	33,452	374,827
Wilmar International, Ltd.	231,400	668,662
		22,459,104
Spain — 2.4%
Acciona SA	2,974	482,919
ACS Actividades de Construccion y Servicios SA#	26,268	878,405
Aena SME SA*	9,081	1,430,672
Amadeus IT Group SA†	54,550	3,911,219
Banco Bilbao Vizcaya Argentaria SA	730,629	4,846,513
Banco Santander SA	2,034,865	6,653,275
CaixaBank SA	536,817	1,985,710
Cellnex Telecom SA*	68,479	2,788,010
Corp. ACCIONA Energias Renovables SA#†	7,974	266,176
EDP Renovaveis SA#	30,471	606,140
EDP Renovaveis SA (Interim Shares)#†	406	8,069
Enagas SA	30,027	574,018
Endesa SA	38,271	826,078
Ferrovial SA	59,043	1,831,259
Security Description	Shares or Principal Amount	Value

Spain (continued)
Grifols SA#†	35,941	$ 419,796
Iberdrola SA	744,514	9,079,432
Industria de Diseno Textil SA	132,084	4,428,468
Naturgy Energy Group SA	17,525	498,815
Red Electrica Corp. SA	48,897	829,400
Repsol SA	166,890	2,273,091
Siemens Gamesa Renewable Energy SA#†	26,256	506,574
Telefonica SA	629,370	2,673,811
		47,797,850
SupraNational — 0.1%
HKT Trust & HKT, Ltd.	457,000	584,202
Unibail-Rodamco-Westfield †	14,281	655,824
		1,240,026
Sweden — 2.8%
Alfa Laval AB	35,102	1,264,200
Assa Abloy AB, Class B	121,365	2,696,959
Atlas Copco AB, Class A	325,244	4,749,538
Atlas Copco AB, Class B	189,000	2,385,694
Boliden AB	33,118	1,009,715
Boliden AB†	33,118	35,035
Electrolux AB, Class B	26,533	350,180
Embracer Group AB†	78,700	181,428
Epiroc AB, Class A	79,650	1,397,391
Epiroc AB, Class B	47,263	715,366
EQT AB	43,075	818,312
Essity AB, Class B	73,742	1,960,765
Evolution AB*	22,140	2,917,209
Fastighets AB Balder, Class B†	76,119	256,442
Getinge AB, Class B	27,539	633,755
H & M Hennes & Mauritz AB, Class B	88,434	1,107,502
Hexagon AB, Class B	235,685	2,737,760
Holmen AB, Class B	11,303	427,660
Husqvarna AB, Class B	50,479	373,566
Industrivarden AB, Class A	15,844	427,352
Industrivarden AB, Class C	18,558	500,270
Indutrade AB	32,911	782,453
Investment AB Latour, Class B	17,861	354,810
Investor AB, Class A	60,387	1,243,929
Investor AB, Class B	220,610	4,496,046
Kinnevik AB, Class B†	29,184	420,857
L E Lundbergforetagen AB, Class B	9,169	382,276
Lifco AB, Class B	28,066	598,863
Nibe Industrier AB, Class B	183,506	1,756,699
Sagax AB, Class B	22,934	452,960
Sandvik AB	129,105	2,289,987
Securitas AB, Class B	59,581	442,182
Skandinaviska Enskilda Banken AB, Class A	195,666	2,059,489
Skanska AB, Class B	40,992	541,731
SKF AB, Class B	46,449	738,637
Svenska Cellulosa AB SCA, Class B	73,363	979,217
Svenska Handelsbanken AB, Class A	176,614	1,395,137
Swedbank AB, Class A	109,656	1,690,904
Swedish Orphan Biovitrum AB†	20,646	416,104
Tele2 AB, Class B	68,986	626,483
Telefonaktiebolaget LM Ericsson, Class B	353,422	1,831,195
Telia Co. AB	322,083	749,813
Volvo AB, Class A	24,250	471,982
Volvo AB, Class B	182,720	3,391,291
Volvo Car AB, Class B†	71,802	247,556
		55,306,700

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland — 9.6%
ABB, Ltd.	190,322	$ 6,946,446
Adecco Group AG	19,443	581,199
Alcon, Inc.	60,507	4,708,830
Bachem Holding AG#	4,004	422,637
Baloise Holding AG	5,549	856,542
Banque Cantonale Vaudoise#	3,648	367,662
Barry Callebaut AG	431	872,288
BKW AG	2,558	458,872
Chocoladefabriken Lindt & Spruengli AG	13	1,575,402
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	126	1,508,510
Cie Financiere Richemont SA	63,247	10,078,443
Clariant AG	26,030	375,508
Coca-Cola HBC AG	24,428	726,612
Credit Suisse Group AG†	436,144	363,583
DSM-Firmenich AG†	21,164	2,353,614
EMS-Chemie Holding AG	847	657,387
Geberit AG	4,343	2,307,475
Givaudan SA	1,118	3,687,839
Holcim AG	67,122	4,146,587
Julius Baer Group, Ltd.	25,888	1,588,259
Kuehne & Nagel International AG	6,579	1,875,203
Logitech International SA	20,961	1,347,913
Lonza Group AG	9,018	5,655,861
Nestle SA	333,199	39,542,692
Novartis AG	262,119	25,211,068
Partners Group Holding AG	2,748	2,487,271
Roche Holding AG	85,124	26,972,623
Roche Holding AG (BR)#	3,229	1,090,005
Schindler Holding AG	2,830	568,674
Schindler Holding AG (Participation Certificate)	4,931	1,023,087
SGS SA	19,275	1,713,677
SIG Group AG	36,898	1,009,486
Sika AG	17,685	4,827,407
Sonova Holding AG	6,299	1,617,696
Straumann Holding AG	13,516	1,984,754
Swatch Group AG (BR)	3,505	1,046,826
Swatch Group AG (TRQX)	6,327	355,950
Swiss Life Holding AG	3,732	2,163,353
Swiss Prime Site AG	9,244	780,875
Swiss Re AG	36,522	3,668,714
Swisscom AG	3,136	1,985,388
Temenos AG	7,715	655,015
UBS Group AG	405,704	7,745,140
VAT Group AG*#	3,269	1,354,058
Zurich Insurance Group AG	18,230	8,549,817
		189,816,248
United Kingdom — 12.9%
3i Group PLC	117,849	2,884,064
Abrdn PLC	245,745	609,427
Admiral Group PLC	22,016	639,030
Anglo American PLC	153,864	4,257,882
Antofagasta PLC	47,780	800,030
Ashtead Group PLC	53,204	3,267,969
Associated British Foods PLC	42,925	979,493
AstraZeneca PLC	187,745	27,271,335
Auto Trader Group PLC*	112,926	886,412
Aviva PLC	339,375	1,675,161
BAE Systems PLC	374,276	4,336,345
Barclays PLC	1,921,057	3,644,918
Barratt Developments PLC	121,375	700,129
Security Description	Shares or Principal Amount	Value

United Kingdom (continued)
Berkeley Group Holdings PLC	13,169	$ 643,601
BP PLC	2,198,785	12,377,643
British American Tobacco PLC	257,670	8,173,106
British Land Co. PLC	106,211	454,122
BT Group PLC#	841,549	1,536,996
Bunzl PLC	40,874	1,600,747
Burberry Group PLC	46,627	1,251,608
Coca-Cola Europacific Partners PLC	24,891	1,552,949
Compass Group PLC	212,855	5,825,671
Croda International PLC	16,908	1,283,570
Diageo PLC	275,454	11,452,665
GSK PLC	492,818	8,272,388
Haleon PLC	614,997	2,435,936
Halma PLC	45,970	1,376,504
Hargreaves Lansdown PLC	42,917	429,319
Hikma Pharmaceuticals PLC	20,016	446,935
HSBC Holdings PLC	2,419,421	17,770,240
Imperial Brands PLC	108,482	2,292,157
Informa PLC	172,674	1,499,509
InterContinental Hotels Group PLC	21,244	1,395,255
Intertek Group PLC	19,543	1,013,122
J Sainsbury PLC	213,089	717,998
JD Sports Fashion PLC	311,144	590,348
Johnson Matthey PLC	22,156	479,048
Kingfisher PLC	236,646	681,104
Land Securities Group PLC#	85,647	642,680
Legal & General Group PLC	723,211	2,058,512
Lloyds Banking Group PLC	8,151,674	4,499,158
London Stock Exchange Group PLC	45,797	4,886,806
M&G PLC	270,249	669,431
Mondi PLC	58,793	914,136
National Grid PLC#	443,182	6,099,030
NatWest Group PLC	643,519	2,088,733
Next PLC	15,652	1,240,372
Ocado Group PLC#†	69,647	321,079
Pearson PLC	78,308	776,040
Persimmon PLC	38,462	576,367
Phoenix Group Holdings PLC	90,329	622,221
Prudential PLC	332,904	4,393,372
Reckitt Benckiser Group PLC	86,648	6,737,953
RELX PLC	232,067	7,265,801
Rentokil Initial PLC	305,337	2,430,144
Rio Tinto PLC	136,257	8,121,024
Rolls-Royce Holdings PLC†	1,013,198	1,821,682
Sage Group PLC	123,362	1,335,993
Schroders PLC	107,428	610,950
Segro PLC	146,404	1,456,893
Severn Trent PLC	30,449	1,049,930
Shell PLC	855,144	23,711,740
Smith & Nephew PLC	105,254	1,581,473
Smiths Group PLC	42,951	861,256
Spirax-Sarco Engineering PLC	8,902	1,212,477
SSE PLC	130,964	3,071,356
St. James's Place PLC	65,939	916,494
Standard Chartered PLC	298,127	2,370,389
Taylor Wimpey PLC	427,947	609,570
Tesco PLC	896,839	2,916,556
Unilever PLC	307,144	15,419,792
United Utilities Group PLC	82,568	1,041,651

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Vodafone Group PLC	3,157,776	$ 3,006,269
Whitbread PLC	24,479	1,002,822
		255,844,888
Total Common Stocks (cost $1,625,065,140)		1,816,009,599
UNAFFILIATED INVESTMENT COMPANIES — 2.4%
United States — 2.4%
iShares MSCI EAFE ETF# (cost $46,691,071)	666,100	47,073,287
WARRANTS — 0.0%
Switzerland — 0.0%
Cie Financiere Richemont SA Expires 11/22/2023† (cost $0)	94,272	116,449
Total Long-Term Investment Securities (cost $1,671,756,211)		1,863,199,335
SHORT-TERM INVESTMENTS — 4.6%
U.S. Government — 0.3%
United States Treasury Bills
2.70%, 06/15/2023(1)	$ 3,500,000	3,493,045
2.79%, 06/15/2023(1)	250,000	249,503
3.96%, 10/05/2023(1)	500,000	490,900
4.41%, 11/02/2023(1)	850,000	831,097
4.55%, 11/02/2023(1)	800,000	782,208
4.55%, 11/02/2023(1)	800,000	782,209
		6,628,962
Unaffiliated Investment Companies — 4.3%
State Street Navigator Securities Lending Government Money Market Portfolio 5.11%(2)(3)	84,759,616	84,759,616
Total Short-Term Investments (cost $91,400,964)		91,388,578
REPURCHASE AGREEMENTS — 3.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.52% dated 05/31/2023, to be repurchased 06/01/2023 in the amount of $ 73,442,232 and collateralized by $60,650,700 of United States Treasury Notes, bearing interest at 4.00% due 02/28/2030 and by $12,780,600 of United States Treasury Notes, bearing interest at 3.88% due 09/30/2029 and having an approximate combined value of $74,907,962 (cost $73,439,132)	73,439,132	73,439,132
TOTAL INVESTMENTS (cost $1,836,596,307)(4)	102.5%	2,028,027,045
Other assets less liabilities	(2.5)	(50,102,409)
NET ASSETS	100.0%	$1,977,924,636
#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Equities Index Fund has no right to demand registration of these securities. At May 31, 2023, the aggregate value of these securities was $29,333,788 representing 1.5% of net assets.
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	The rate shown is the 7-day yield as of May 31, 2023.
(3)	At May 31, 2023, the Fund had loaned securities with a total value of $105,864,529. This was secured by collateral of $84,759,616, which was received in cash and subsequently invested in short-term investments currently valued at $84,759,616 as reported in the Portfolio of Investments. Additional collateral of $26,306,194 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2023
United States Treasury Bills	0.00%	07/06/2023 to 10/05/2023	$ 42,761
United States Treasury Notes/Bonds	0.13% to 6.50%	07/31/2023 to 11/15/2052	26,263,433
(4)	See Note 5 for cost of investments on a tax basis.
ADR—American Depositary Receipt
BR—Bearer Shares
CVA—Certification Van Aandelen (Dutch Cert.)
ETF—Exchange Traded Fund
TRQX—Turquoise Stock Exchange

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
1,133	Long	MSCI EAFE Index	June 2023	$117,019,496	$116,325,110	$(694,386)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Cayman Islands	$ 3,242,480	$ 7,222,473	$—	$ 10,464,953
Israel	3,771,651	7,948,020	—	11,719,671
Netherlands	1,146,851	107,774,268	—	108,921,119
Spain	514,643	47,283,207	—	47,797,850
Sweden	35,035	55,271,665	—	55,306,700
Switzerland	2,353,614	187,462,634	—	189,816,248
United Kingdom	1,552,949	254,291,939	—	255,844,888
Other Countries	—	1,136,138,170	—	1,136,138,170
Unaffiliated Investment Companies	47,073,287	—	—	47,073,287
Warrants	116,449	—	—	116,449
Short-Term Investments:
U.S. Government	—	6,628,962	—	6,628,962
Other Short-Term Investments	84,759,616	—	—	84,759,616
Repurchase Agreements	—	73,439,132	—	73,439,132
Total Investments at Value	$144,566,575	$1,883,460,470	$—	$2,028,027,045
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$ 694,386	$ —	$—	$ 694,386
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

VALIC Company I International Government Bond Fund
PORTFOLIO PROFILE — May 31, 2023— (unaudited)

Industry Allocation*
Foreign Government Obligations	61.4%
U.S. Government & Agency Obligations	28.4
Oil & Gas	1.8
Electric	1.7
Short-Term Investments	1.0
Banks	1.0
Internet	0.7
Transportation	0.5
Mining	0.4
Chemicals	0.3
Commercial Services	0.3
Engineering & Construction	0.3
Diversified Financial Services	0.3
Forest Products & Paper	0.2
Pipelines	0.2
Food	0.2
98.7%
Country Allocation*
United States	29.4%
Japan	7.8
Germany	4.9
France	4.1
Spain	3.5
United Kingdom	3.0
Italy	2.9
Mexico	2.5
Netherlands	2.2
Indonesia	1.9
Panama	1.6
Cayman Islands	1.5
Canada	1.4
Egypt	1.4
United Arab Emirates	1.4
Saudi Arabia	1.4
Colombia	1.3
Hungary	1.3
Poland	1.3
Belgium	1.3
Angola	1.3
Finland	1.2
Norway	1.2
Qatar	1.1
Turkey	1.1
Dominican Republic	1.0
Austria	0.9
Ivory Coast	0.9
South Africa	0.9
Costa Rica	0.9
Oman	0.9
Ireland	0.8
Chile	0.8
Guatemala	0.8
British Virgin Islands	0.8
Senegal	0.8
Peru	0.7
Nigeria	0.6
Israel	0.6
Morocco	0.6
Gabon	0.5
Paraguay	0.5
Mauritius	0.5
Romania	0.5
Uruguay	0.4

Australia	0.4%
Argentina	0.4
Sweden	0.3
Singapore	0.3
Brazil	0.3
Jersey	0.2
Luxembourg	0.2
India	0.2
98.7%
Credit Quality†#
Aaa	37.1%
Aa	12.8
A	9.2
Baa	17.9
Ba	6.6
B	5.7
Caa	1.2
Not Rated@	9.5
100.0%

*	Calculated as a percentage of net assets
†	Source: Moody's
#	Calculated as a percentage of total debt issues, excluding short-term securities.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

VALIC Company I International Government Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 7.9%
British Virgin Islands — 0.8%
China Cinda 2020 I Management, Ltd.
2.50%, 01/20/2028	$ 200,000	$ 173,666
Yunda Holding Investment, Ltd.
2.25%, 08/19/2025	420,000	377,891
		551,557
Cayman Islands — 1.1%
Alibaba Group Holding, Ltd.
2.70%, 02/09/2041	200,000	133,693
Grupo Aval, Ltd.
4.38%, 02/04/2030*	255,000	189,264
Meituan
3.05%, 10/28/2030	200,000	158,096
QNB Finance, Ltd.
1.38%, 01/26/2026	300,000	272,826
		753,879
Chile — 0.8%
Celulosa Arauco y Constitucion SA
5.50%, 04/30/2049	200,000	166,905
Empresa Nacional del Petroleo
3.45%, 09/16/2031	250,000	208,572
6.15%, 05/10/2033*	200,000	198,670
		574,147
Colombia — 0.4%
Ecopetrol SA
6.88%, 04/29/2030	300,000	268,542
India — 0.2%
JSW Hydro Energy, Ltd.
4.13%, 05/18/2031	168,000	141,113
Indonesia — 0.4%
Indonesia Asahan/Mineral Ind
5.45%, 05/15/2030	250,000	244,062
Jersey — 0.2%
Galaxy Pipeline Assets Bidco, Ltd.
2.63%, 03/31/2036	200,000	162,198
Luxembourg — 0.2%
Minerva Luxembourg SA
4.38%, 03/18/2031*#	200,000	155,042
Mauritius — 0.5%
India Clean Energy Holdings
4.50%, 04/18/2027#	400,000	320,500
Mexico — 0.8%
Petroleos Mexicanos
6.63%, 06/15/2038	300,000	193,356
6.70%, 02/16/2032	200,000	149,891
6.75%, 09/21/2047	300,000	181,062
		524,309
Netherlands — 0.9%
Braskem Netherlands Finance BV
4.50%, 01/31/2030	300,000	253,289
Minejesa Capital BV
5.63%, 08/10/2037	250,000	197,122
Prosus NV
4.99%, 01/19/2052	300,000	209,856
		660,267
Security Description		Shares or Principal Amount	Value

Panama — 0.3%
Aeropuerto Internacional de Tocumen SA
5.13%, 08/11/2061		$ 250,000	$ 188,000
Peru — 0.7%
Banco de Credito del Peru S.A.
3.13%, 07/01/2030		250,000	229,060
Orazul Energy Peru SA
5.63%, 04/28/2027		300,000	271,500
			500,560
Singapore — 0.3%
LLPL Capital Pte, Ltd.
6.88%, 02/04/2039		248,130	221,880
United Arab Emirates — 0.3%
DP World, Ltd.
5.63%, 09/25/2048		250,000	231,147
Total Corporate Bonds & Notes (cost $6,088,691)			5,497,203
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 28.4%
United States — 28.4%
United States Treasury Bonds
1.88%, 02/15/2041		940,000	684,988
2.00%, 11/15/2041 to 08/15/2051		1,510,000	1,058,171
2.50%, 02/15/2045		470,000	364,984
2.88%, 05/15/2049		370,000	306,291
3.00%, 02/15/2047		500,000	422,344
3.13%, 08/15/2044		840,000	730,636
3.38%, 05/15/2044 to 11/15/2048		1,090,000	988,107
3.75%, 11/15/2043		470,000	452,669
United States Treasury Notes
0.25%, 05/15/2024 to 07/31/2025		1,335,000	1,238,497
0.88%, 09/30/2026 to 11/15/2030		1,500,000	1,274,277
1.88%, 02/28/2029		1,000,000	902,500
2.00%, 08/15/2025#		1,000,000	951,641
2.13%, 03/31/2024 to 05/15/2025		1,340,000	1,297,602
2.25%, 11/15/2024#		1,400,000	1,350,289
2.38%, 08/15/2024#		1,520,000	1,473,687
2.38%, 05/15/2027		1,120,000	1,057,875
2.50%, 05/15/2024		1,200,000	1,169,109
2.88%, 05/15/2032		1,000,000	940,742
3.00%, 07/31/2024		1,000,000	976,875
3.13%, 11/15/2028		1,120,000	1,083,425
3.50%, 02/15/2033		500,000	494,063
4.13%, 11/15/2032#		450,000	466,664
Total U.S. Government & Agency Obligations (cost $21,592,100)			19,685,436
FOREIGN GOVERNMENT OBLIGATIONS — 61.4%
Angola — 1.3%
Republic of Angola
8.75%, 04/14/2032		500,000	419,245
9.38%, 05/08/2048		600,000	459,816
			879,061
Argentina — 0.4%
Republic of Argentina
1.00%, 07/09/2029		570,000	145,288
1.50%, 07/09/2035(1)		540,000	125,353
			270,641
Australia — 0.4%
Commonwealth of Australia
3.00%, 03/21/2047	AUD	559,000	302,976

VALIC Company I International Government Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Austria — 0.9%
Republic of Austria
0.75%, 10/20/2026*	EUR	655,000	$ 657,002
Belgium — 1.3%
Kingdom of Belgium
0.90%, 06/22/2029*	EUR	935,000	903,467
Brazil — 0.3%
Federal Republic of Brazil
6.00%, 10/20/2033		$ 200,000	196,089
Canada — 1.4%
Government of Canada
1.00%, 09/01/2026	CAD	515,000	348,694
1.25%, 03/01/2025	CAD	935,000	654,410
			1,003,104
Cayman Islands — 0.4%
KSA Sukuk, Ltd.
4.51%, 05/22/2033*#		300,000	295,941
Colombia — 0.9%
Republic of Colombia
3.13%, 04/15/2031		300,000	222,555
4.50%, 03/15/2029		500,000	435,132
			657,687
Costa Rica — 0.9%
Republic of Costa Rica
6.55%, 04/03/2034*		400,000	403,900
7.16%, 03/12/2045		200,000	198,022
			601,922
Dominican Republic — 1.0%
Dominican Republic
5.50%, 02/22/2029		300,000	278,252
5.88%, 01/30/2060		600,000	444,158
			722,410
Egypt — 1.4%
Arab Republic of Egypt
5.63%, 04/16/2030	EUR	250,000	141,576
7.50%, 01/31/2027 to 02/16/2061		600,000	325,224
7.60%, 03/01/2029		300,000	184,350
7.63%, 05/29/2032		630,000	347,287
			998,437
Finland — 1.2%
Republic of Finland
0.13%, 04/15/2052*	EUR	600,000	294,888
0.50%, 09/15/2028*	EUR	560,000	534,021
			828,909
France — 4.1%
Government of France
0.75%, 11/25/2028	EUR	935,000	905,452
1.25%, 05/25/2034	EUR	470,000	423,911
1.25%, 05/25/2036*	EUR	935,000	808,039
1.75%, 05/25/2066*	EUR	235,000	168,334
2.75%, 10/25/2027	EUR	500,000	537,294
			2,843,030
Gabon — 0.5%
Gabonese Republic
6.95%, 06/16/2025		400,000	379,680
Security Description		Shares or Principal Amount	Value

Germany — 4.9%
Federal Republic of Germany
0.25%, 08/15/2028	EUR	750,000	$ 724,583
0.50%, 02/15/2026	EUR	468,000	474,282
2.30%, 02/15/2033	EUR	800,000	857,164
4.75%, 07/04/2034 to 07/04/2040	EUR	610,000	851,495
6.50%, 07/04/2027	EUR	400,000	496,126
			3,403,650
Guatemala — 0.8%
Republic of Guatemala
4.90%, 06/01/2030		$ 400,000	370,771
5.38%, 04/24/2032		200,000	189,149
			559,920
Hungary — 1.3%
Republic of Hungary
3.13%, 09/21/2051		300,000	178,590
6.75%, 09/25/2052*		200,000	201,714
7.63%, 03/29/2041		480,000	530,713
			911,017
Indonesia — 1.5%
Republic of Indonesia
2.15%, 07/28/2031		400,000	332,023
3.85%, 10/15/2030		400,000	379,284
4.13%, 01/15/2025		200,000	197,405
8.50%, 10/12/2035		100,000	129,941
			1,038,653
Ireland — 0.8%
Republic of Ireland
1.00%, 05/15/2026	EUR	565,000	574,801
Israel — 0.6%
Israel Government USAID
3.15%, 06/30/2023		200,000	199,250
4.50%, 01/17/2033		200,000	196,385
			395,635
Italy — 2.9%
Republic of Italy
0.95%, 03/01/2037*	EUR	300,000	211,635
2.00%, 02/01/2028	EUR	465,000	465,569
2.50%, 12/01/2024	EUR	200,000	211,206
2.70%, 03/01/2047*	EUR	470,000	378,043
2.80%, 12/01/2028	EUR	375,000	385,587
3.00%, 08/01/2029	EUR	180,000	185,535
4.75%, 09/01/2028*	EUR	140,000	158,131
			1,995,706
Ivory Coast — 0.9%
Republic of Ivory Coast
6.13%, 06/15/2033		400,000	345,802
6.38%, 03/03/2028		300,000	286,800
			632,602
Japan — 7.8%
Government of Japan
0.10%, 06/20/2030	JPY	50,000,000	355,737
0.90%, 06/20/2042	JPY	130,000,000	918,719
1.50%, 03/20/2034	JPY	90,000,000	712,752
1.70%, 09/20/2032	JPY	130,000,000	1,044,180

VALIC Company I International Government Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Japan (continued)
2.00%, 09/20/2041	JPY	100,000,000	$ 841,880
2.30%, 12/20/2036 to 03/20/2039	JPY	180,000,000	1,566,515
			5,439,783
Mexico — 1.7%
United Mexican States
2.66%, 05/24/2031		$ 200,000	166,066
4.88%, 05/19/2033#		200,000	191,010
6.34%, 05/04/2053		319,000	319,888
8.50%, 05/31/2029	MXN	6,000,000	333,936
10.00%, 12/05/2024	MXN	3,000,000	167,937
			1,178,837
Morocco — 0.6%
Kingdom of Morocco
3.00%, 12/15/2032		500,000	393,750
Netherlands — 1.3%
Kingdom of the Netherlands
0.25%, 07/15/2029*	EUR	935,000	873,115
Nigeria — 0.6%
Federal Republic of Nigeria
7.88%, 02/16/2032		200,000	156,688
8.25%, 09/28/2051		400,000	270,347
			427,035
Norway — 1.2%
Kingdom of Norway
2.13%, 05/18/2032*	NOK	5,000,000	408,556
3.00%, 03/14/2024*	NOK	4,680,000	419,465
			828,021
Oman — 0.9%
Sultanate of Oman
5.38%, 03/08/2027		400,000	392,447
6.25%, 01/25/2031		200,000	202,450
			594,897
Panama — 1.3%
Republic of Panama
3.75%, 03/16/2025		200,000	195,082
3.87%, 07/23/2060		400,000	259,520
4.50%, 04/01/2056		300,000	221,585
6.70%, 01/26/2036		200,000	213,462
			889,649
Paraguay — 0.5%
Republic of Paraquay
5.00%, 04/15/2026		360,000	354,276
Poland — 1.3%
Republic of Poland
3.75%, 05/25/2027	PLN	1,500,000	326,393
4.00%, 01/22/2024		180,000	178,387
5.50%, 04/04/2053		400,000	401,800
			906,580
Qatar — 1.1%
State of Qatar
3.38%, 03/14/2024		600,000	591,000
4.40%, 04/16/2050		200,000	180,601
			771,601
Security Description		Shares or Principal Amount	Value

Romania — 0.5%
Government of Romania
5.25%, 11/25/2027*		$ 320,000	$ 313,698
Saudi Arabia — 1.4%
Kingdom of Saudi Arabia
3.45%, 02/02/2061		600,000	420,060
4.63%, 10/04/2047		400,000	351,032
4.88%, 07/18/2033*		200,000	201,411
			972,503
Senegal — 0.8%
Republic of Senegal
6.25%, 05/23/2033		350,000	278,348
6.75%, 03/13/2048		400,000	265,286
			543,634
South Africa — 0.9%
Republic of South Africa
5.65%, 09/27/2047		400,000	271,000
5.88%, 04/20/2032		400,000	343,288
			614,288
Spain — 3.5%
Kingdom of Spain
1.00%, 10/31/2050*	EUR	470,000	262,201
1.30%, 10/31/2026*	EUR	655,000	663,723
1.40%, 04/30/2028*	EUR	200,000	198,768
1.95%, 07/30/2030*	EUR	935,000	927,283
6.00%, 01/31/2029	EUR	281,000	346,631
			2,398,606
Sweden — 0.3%
Kingdom of Sweden
0.75%, 05/12/2028	SEK	2,620,000	222,661
Turkey — 1.1%
Republic of Turkey
4.88%, 04/16/2043		450,000	276,408
6.88%, 03/17/2036		300,000	241,320
9.38%, 01/19/2033		200,000	192,140
11.88%, 01/15/2030		50,000	55,360
			765,228
United Arab Emirates — 1.1%
Emirate of Abu Dhabi
2.50%, 04/16/2025		200,000	191,780
2.70%, 09/02/2070		400,000	240,632
3.00%, 09/15/2051		200,000	140,468
3.13%, 10/11/2027		200,000	190,908
			763,788
United Kingdom — 3.0%
United Kingdom Gilt Treasury
0.88%, 01/31/2046	GBP	468,000	284,213
1.00%, 01/31/2032	GBP	400,000	385,022
1.25%, 07/22/2027	GBP	374,000	413,642
3.25%, 01/22/2044	GBP	374,000	386,581
4.25%, 03/07/2036	GBP	468,000	579,572
			2,049,030

VALIC Company I International Government Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Uruguay — 0.4%
Oriental Republic of Uruguay
5.10%, 06/18/2050	$ 150,000	$ 147,239
7.88%, 01/15/2033	130,000	161,154
		308,393
Total Foreign Government Obligations (cost $48,888,488)		42,661,713
Total Long-Term Investment Securities (cost $76,569,279)		67,844,352
SHORT-TERM INVESTMENTS — 1.0%
Unaffiliated Investment Companies — 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio 5.11%(2)(3) (cost $698,205)	698,205	698,205
TOTAL INVESTMENTS (cost $77,267,484)(4)	98.7%	68,542,557
Other assets less liabilities	1.3	923,402
NET ASSETS	100.0%	$69,465,959
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Government Bond Fund has no right to demand registration of these securities. At May 31, 2023, the aggregate value of these securities was $9,826,311 representing 14.1% of net assets.
#	The security or a portion thereof is out on loan (see Note 2).
(1)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of May 31, 2023.
(2)	The rate shown is the 7-day yield as of May 31, 2023.
(3)	At May 31, 2023, the Fund had loaned securities with a total value of $5,138,749. This was secured by collateral of $698,205, which was received in cash and subsequently invested in short-term investments currently valued at $698,205 as reported in the Portfolio of Investments. Additional collateral of $4,646,486 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2023
Federal Home Loan Mtg. Corp.	1.50% to 5.85%	11/25/2033 to 01/15/2055	$1,312,423
Federal National Mtg. Assoc.	1.50% to 5.50%	10/25/2033 to 12/25/2057	690,399
Government National Mtg. Assoc.	3.15% to 5.56%	07/20/2046 to 05/16/2063	1,666,093
United States Treasury Notes/Bonds	0.13% to 5.25%	07/15/2023 to 08/15/2049	977,571
(4)	See Note 5 for cost of investments on a tax basis.
USAID—United States Agency for International Development
AUD—Australian Dollar
CAD—Canadian Dollar
EUR—Euro Currency
GBP—British Pound
JPY—Japanese Yen
MXN—Mexican Peso
NOK—Norwegian Krone
PLN—Polish Zloty
SEK—Swedish Krona

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$ —	$ 5,497,203	$—	$ 5,497,203
U.S. Government & Agency Obligations	—	19,685,436	—	19,685,436
Foreign Government Obligations	—	42,661,713	—	42,661,713
Short-Term Investments	698,205	—	—	698,205
Total Investments at Value	$698,205	$67,844,352	$—	$68,542,557
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I International Growth Fund
PORTFOLIO PROFILE — May 31, 2023— (unaudited)

Industry Allocation*
Apparel	14.6%
Semiconductors	11.4
Transportation	10.6
Internet	10.5
Banks	6.8
Beverages	6.7
Short-Term Investments	6.6
Retail	6.5
Machinery-Diversified	5.1
Food	4.2
Electric	3.6
Healthcare-Products	3.4
Commercial Services	2.8
Entertainment	2.5
Insurance	2.4
Private Equity	2.4
Chemicals	1.9
Computers	0.9
Biotechnology	0.8
Diversified Financial Services	0.7
104.4%
Country Allocation*
Netherlands	11.7%
United States	11.3
Denmark	10.8
France	9.4
Canada	7.5
India	6.8
Switzerland	6.6
Germany	6.5
Italy	6.5
Japan	5.6
Taiwan	5.1
Bermuda	4.0
United Kingdom	4.0
Sweden	3.3
Hong Kong	2.4
China	1.6
Cayman Islands	1.3
104.4%
*	Calculated as a percentage of net assets

VALIC Company I International Growth Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.8%
Bermuda — 4.0%
AutoStore Holdings, Ltd.*#†	840,698	$ 1,774,738
Brookfield Infrastructure Partners LP	420,359	15,086,685
		16,861,423
Canada — 7.5%
Brookfield Asset Management, Ltd.#	99,573	3,038,968
Brookfield Corp.	332,808	9,997,552
Canada Goose Holdings, Inc.#†	531,162	8,445,476
Shopify, Inc., Class A†	172,473	9,863,731
		31,345,727
Cayman Islands — 1.3%
Grab Holdings, Ltd., Class A†	1,840,364	5,484,285
China — 1.6%
Foshan Haitian Flavouring & Food Co., Ltd., Class A	780,274	6,643,240
Denmark — 10.8%
Chr. Hansen Holding A/S	107,001	7,787,720
DSV A/S	191,377	36,984,994
		44,772,714
France — 9.4%
Hermes International	14,751	30,067,035
Pernod Ricard SA	42,089	9,117,196
		39,184,231
Germany — 6.5%
adidas AG	112,278	18,195,209
HelloFresh SE†	200,331	4,768,112
Puma SE	86,669	4,122,302
		27,085,623
Hong Kong — 2.4%
AIA Group, Ltd.	1,042,918	10,112,437
India — 6.8%
HDFC Bank, Ltd.	1,457,494	28,313,214
Italy — 6.5%
Moncler SpA	396,995	26,941,568
Japan — 5.6%
Change Holdings, Inc.#	145,000	2,088,347
Keyence Corp.	43,500	21,090,866
		23,179,213
Netherlands — 11.7%
Adyen NV*#†	6,954	11,392,883
ASML Holding NV	36,717	26,315,282
Davide Campari-Milano NV#	827,008	10,806,469
		48,514,634
Sweden — 3.3%
Evolution AB*	78,054	10,284,545
Vitrolife AB	174,081	3,439,593
		13,724,138
Security Description	Shares or Principal Amount	Value

Switzerland — 6.6%
Chocoladefabriken Lindt & Spruengli AG	52	$ 6,301,609
Kuehne & Nagel International AG	25,325	7,218,347
Straumann Holding AG	94,796	13,920,297
		27,440,253
Taiwan — 5.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,171,000	21,151,094
United Kingdom — 4.0%
Diageo PLC	189,127	7,863,412
Rightmove PLC	1,347,955	8,800,786
		16,664,198
United States — 4.7%
MercadoLibre, Inc.†	15,622	19,355,658
Total Long-Term Investment Securities (cost $344,899,433)		406,773,650
SHORT-TERM INVESTMENTS — 6.6%
Unaffiliated Investment Companies — 6.6%
State Street Navigator Securities Lending Government Money Market Portfolio 5.11%(1)(2) (cost $27,278,909)	27,278,909	27,278,909
TOTAL INVESTMENTS (cost $372,178,342)(3)	104.4%	434,052,559
Other assets less liabilities	(4.4)	(18,387,692)
NET ASSETS	100.0%	$415,664,867
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Growth Fund has no right to demand registration of these securities. At May 31, 2023, the aggregate value of these securities was $23,452,166 representing 5.6% of net assets.
#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of May 31, 2023.
(2)	At May 31, 2023, the Fund had loaned securities with a total value of $28,305,513. This was secured by collateral of $27,278,909, which was received in cash and subsequently invested in short-term investments currently valued at $27,278,909 as reported in the Portfolio of Investments. Additional collateral of $2,451,544 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2023
United States Treasury Bills	0.00%	07/20/2023 to 07/27/2023	$ 43,586
United States Treasury Notes/Bonds	0.13% to 6.13%	07/31/2023 to 05/15/2052	2,407,958
(3)	See Note 5 for cost of investments on a tax basis.

VALIC Company I International Growth Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$15,086,685	$ 1,774,738	$—	$ 16,861,423
Canada	31,345,727	—	—	31,345,727
Cayman Islands	5,484,285	—	—	5,484,285
United States	19,355,658	—	—	19,355,658
Other Countries	—	333,726,557	—	333,726,557
Short-Term Investments	27,278,909	—	—	27,278,909
Total Investments at Value	$98,551,264	$335,501,295	$—	$434,052,559
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I International Opportunities Fund
PORTFOLIO PROFILE — May 31, 2023— (unaudited)

Industry Allocation*
Short-Term Investments	7.0%
Retail	5.8
Banks	5.1
Computers	4.9
Machinery-Diversified	4.0
Semiconductors	3.8
Building Materials	3.7
Internet	3.7
Healthcare-Products	3.5
Electronics	3.4
Food	3.4
Software	3.3
Chemicals	3.2
Engineering & Construction	3.0
Commercial Services	2.9
Repurchase Agreements	2.8
Mining	2.4
Real Estate	2.1
Packaging & Containers	2.1
Distribution/Wholesale	2.0
Diversified Financial Services	2.0
Insurance	2.0
Lodging	1.9
Beverages	1.7
Food Service	1.6
Miscellaneous Manufacturing	1.5
Apparel	1.4
Healthcare-Services	1.2
Oil & Gas	1.2
Aerospace/Defense	1.2
Auto Parts & Equipment	1.2
Pharmaceuticals	1.1
Hand/Machine Tools	1.1
REITS	1.1
Oil & Gas Services	1.0
Transportation	1.0
Electric	0.9
Leisure Time	0.9
Entertainment	0.9
Environmental Control	0.8
Cosmetics/Personal Care	0.7
Advertising	0.7
Home Builders	0.7
Miscellaneous Manufactur	0.6
Iron/Steel	0.6
Home Furnishings	0.5
Electrical Components & Equipment	0.5
Gas	0.5
Media	0.5
Machinery-Construction & Mining	0.3
Metal Fabricate/Hardware	0.3
Textiles	0.2
Private Equity	0.2
Telecommunications	0.2
Biotechnology	0.2
Auto Manufacturers	0.1
Holding Companies-Diversified	0.1
Water	0.1
Forest Products & Paper	0.1
104.9%
Country Allocation*
Japan	25.5%
United States	9.8

United Kingdom	9.5%
Canada	5.7
Germany	4.5
India	4.0
Italy	4.0
Taiwan	3.9
Australia	3.8
Mexico	3.3
Cayman Islands	2.9
South Korea	2.9
France	2.6
Spain	2.0
Austria	1.8
Sweden	1.6
Brazil	1.6
Netherlands	1.4
Ireland	1.4
Switzerland	1.3
Denmark	1.3
Bermuda	1.1
Indonesia	1.0
Hong Kong	1.0
Singapore	0.8
Israel	0.7
China	0.7
Finland	0.6
Luxembourg	0.6
British Virgin Islands	0.6
Greece	0.5
Philippines	0.5
Norway	0.4
New Zealand	0.3
Faroe Islands	0.3
Portugal	0.3
Mauritius	0.2
Chile	0.1
Belgium	0.1
South Africa	0.1
Thailand	0.1
Czech Republic	0.1
104.9%
*	Calculated as a percentage of net assets

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 95.1%
Australia — 3.8%
ALS, Ltd.	42,997	$ 321,332
Ansell, Ltd.	37,067	647,224
ARB Corp, Ltd.#	10,593	196,452
AUB Group, Ltd.	76,584	1,256,985
carsales.com, Ltd.	21,780	328,474
Cedar Woods Properties, Ltd.	79,389	248,367
Codan, Ltd.#	62,769	289,437
Deterra Royalties, Ltd.	136,512	397,715
Domino's Pizza Enterprises, Ltd.	10,560	330,956
HUB24, Ltd.#	178,665	2,895,104
Iluka Resources, Ltd.	80,197	582,493
Imdex, Ltd.	324,199	389,393
IPH, Ltd.	228,677	1,167,656
IRESS, Ltd.	54,518	361,139
Nick Scali, Ltd.	39,057	218,230
Omni Bridgeway, Ltd.#†	235,317	411,803
Pinnacle Investment Management Group, Ltd.#	39,788	230,267
Pro Medicus, Ltd.#	86,084	3,316,861
Reliance Worldwide Corp, Ltd.	168,865	458,427
SEEK, Ltd.	26,619	405,251
Seven Group Holdings, Ltd.#	34,239	519,795
Steadfast Group, Ltd.	270,580	1,042,217
Webjet, Ltd.#†	130,608	625,615
WiseTech Global, Ltd.	19,225	931,246
		17,572,439
Austria — 1.8%
BAWAG Group AG*	36,484	1,592,614
DO & CO AG†	34,450	4,238,133
Mayr-Melnhof Karton AG	4,924	717,639
Vienna Insurance Group AG Wiener Versicherung Gruppe	69,359	1,804,890
		8,353,276
Belgium — 0.1%
Melexis NV	6,135	559,008
Bermuda — 1.1%
Cafe de Coral Holdings, Ltd.	562,000	696,754
China Resources Gas Group, Ltd.	243,600	800,356
Credicorp, Ltd.	2,449	317,023
DFI Retail Group Holdings, Ltd.	222,100	624,034
Hiscox, Ltd.	65,105	953,002
Midland Holdings, Ltd.†	1,156,000	104,579
Shangri-La Asia, Ltd.†	1,046,000	780,818
VTech Holdings, Ltd.	133,649	805,944
		5,082,510
Brazil — 1.6%
3R Petroleum Oleo e Gas SA†	170,964	1,021,410
3R Petroleum Oleo e Gas SA†	69,880	412,533
CSN Mineracao SA	2,213,631	1,919,850
Equatorial Energia SA	48,900	271,329
Gerdau SA (Preference Shares)	97,195	459,221
Hypera SA	25,502	205,190
Localiza Rent a Car SA	22,804	278,864
Localiza Rent a Car SA†	94	1,140
Multiplan Empreendimentos Imobiliarios SA	142,189	743,554
Sendas Distribuidora SA	61,000	129,255
SLC Agricola SA	161,845	1,101,553
Suzano SA	39,000	344,238
TOTVS SA	57,200	324,261
Transmissora Alianca de Energia Eletrica SA	30,911	224,949
		7,437,347
Security Description	Shares or Principal Amount	Value

British Virgin Islands — 0.6%
Arcos Dorados Holdings, Inc.	308,834	$ 2,609,647
Canada — 5.7%
Agnico Eagle Mines, Ltd.#	24,257	1,234,382
Aritzia, Inc.†	42,705	1,093,814
ATS Corp.†	179,660	7,867,983
Capital Power Corp.#	90,955	3,047,244
Dollarama, Inc.	29,678	1,805,384
ERO Copper Corp.†	170,636	2,824,450
Granite Real Estate Investment Trust	35,731	2,096,745
Major Drilling Group International, Inc.†	206,369	1,387,955
Stella-Jones, Inc.	71,908	3,181,433
SunOpta, Inc.#†	177,350	1,190,172
TMX Group, Ltd.	6,739	733,521
		26,463,083
Cayman Islands — 2.9%
Afya, Ltd., Class A#†	19,471	228,395
Airtac International Group	11,000	354,970
AK Medical Holdings, Ltd.*	2,968,000	2,632,926
Alchip Technologies, Ltd.	90,000	4,822,087
ASMPT, Ltd.	128,600	1,093,699
Atour Lifestyle Holdings, Ltd. ADR†	104,894	1,695,087
Burning Rock Biotech, Ltd. ADR#†	9,967	26,014
China Literature, Ltd.*#†	78,200	295,045
ESR Group, Ltd.*	68,400	100,833
Haitian International Holdings, Ltd.	349,000	791,412
Pacific Textiles Holdings, Ltd.	395,000	114,931
Shenguan Holdings Group, Ltd.	422,000	20,205
Silergy Corp.	16,000	208,257
Tingyi Cayman Islands Holding Corp.#	474,000	711,358
Trip.com Group, Ltd.†	17,074	541,334
		13,636,553
Chile — 0.1%
Aguas Andinas SA, Class A	1,277,368	416,325
Banco Santander Chile	5,466,278	237,545
		653,870
China — 0.7%
Beijing Capital International Airport Co., Ltd.†	3,392,000	2,358,809
Guangzhou Kingmed Diagnostics Group Co., Ltd.	40,200	391,125
Zhejiang Supor Co., Ltd., Class A	80,300	505,294
		3,255,228
Czech Republic — 0.1%
Komercni Banka AS	16,100	480,692
Denmark — 1.3%
Carlsberg A/S, Class B	4,881	737,048
Demant A/S†	10,007	380,983
Jyske Bank A/S†	66,965	4,617,963
SimCorp A/S	1,244	128,784
		5,864,778
Faroe Islands — 0.3%
Bakkafrost P/F#	19,588	1,282,832
Finland — 0.6%
Huhtamaki Oyj	17,723	580,124
Valmet Oyj	73,017	2,153,325
		2,733,449
France — 2.6%
Alten SA	4,703	753,866
Cie Plastic Omnium SA	11,758	191,945

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
IPSOS	57,956	$ 2,839,553
Legrand SA	20,899	1,934,795
LISI	19,028	507,825
SEB SA	5,971	562,166
Sodexo SA	18,975	2,052,888
Verallia SA*	66,007	2,301,278
Virbac SA	3,125	956,170
		12,100,486
Germany — 4.5%
Aixtron SE	81,321	2,522,133
Amadeus Fire AG	4,997	642,739
CANCOM SE	14,447	445,368
CTS Eventim AG & Co. KGaA	26,593	1,788,335
GEA Group AG	42,681	1,792,069
Gerresheimer AG	19,973	2,192,432
HUGO BOSS AG	51,037	3,467,188
LEG Immobilien SE†	18,812	976,393
MTU Aero Engines AG	1,456	335,983
Rational AG	107	71,786
Scout24 SE*	16,932	1,086,032
SGL Carbon SE†	241,410	2,192,616
Symrise AG	28,623	3,058,910
TAG Immobilien AG†	28,229	226,323
Vitesco Technologies Group AG†	943	61,253
		20,859,560
Greece — 0.5%
Alpha Services and Holdings SA†	1,093,323	1,618,452
Hellenic Telecommunications Organization SA	35,882	549,233
		2,167,685
Hong Kong — 1.0%
China Resources Beer Holdings Co., Ltd.	152,000	956,359
MMG, Ltd.†	7,000,000	2,100,871
Swire Properties, Ltd.	360,000	857,188
Techtronic Industries Co., Ltd.	89,000	819,109
		4,733,527
India — 4.0%
Bharat Heavy Electricals, Ltd.	543,741	538,186
CESC, Ltd.	1,164,550	973,570
Dabur India, Ltd.	94,289	630,734
Embassy Office Parks REIT	126,831	475,291
Escorts Kubota, Ltd.	74,081	1,960,612
Hero MotoCorp, Ltd.	22,240	741,754
Indian Hotels Co., Ltd.	564,100	2,649,314
Ipca Laboratories, Ltd.	56,985	482,532
Mahindra & Mahindra, Ltd.	34,698	551,511
MOIL, Ltd.	144,660	270,766
Persistent Systems, Ltd.	43,364	2,689,330
Radico Khaitan, Ltd.	139,307	1,966,944
Shriram Finance, Ltd.	64,354	1,086,013
Varun Beverages, Ltd.	181,942	3,705,669
		18,722,226
Indonesia — 1.0%
AKR Corporindo Tbk PT	27,475,000	2,499,834
Indocement Tunggal Prakarsa Tbk PT	864,600	569,351
Kalbe Farma Tbk PT	7,848,400	1,059,875
United Tractors Tbk PT	494,700	736,626
		4,865,686
Security Description	Shares or Principal Amount	Value

Ireland — 1.4%
DCC PLC	12,383	$ 709,449
Flutter Entertainment PLC†	5,060	992,667
Glenveagh Properties PLC*†	2,385,519	2,653,415
Grafton Group PLC	79,183	806,578
Greencore Group PLC†	43,608	43,644
ICON PLC†	1,086	231,351
James Hardie Industries PLC†	9,911	243,804
Kerry Group PLC, Class A	7,616	744,316
Kingspan Group PLC	1,841	124,492
		6,549,716
Israel — 0.7%
Inmode, Ltd.†	104,231	3,290,573
Italy — 4.0%
Azimut Holding SpA#	130,931	2,612,046
Brembo SpA	189,974	2,892,592
Brunello Cucinelli SpA	40,229	3,485,450
Carel Industries SpA*	4,681	130,044
Cembre SpA#	16,618	568,634
Enav SpA*	173,888	735,610
FinecoBank Banca Fineco SpA#	34,554	461,654
Gruppo MutuiOnline SpA#	5,586	171,695
Infrastrutture Wireless Italiane SpA*	46,009	586,153
Italgas SpA#	218,799	1,246,483
Piaggio & C. SpA	752,157	2,907,517
Reply SpA	22,877	2,473,296
Unipol Gruppo SpA	72,290	362,123
		18,633,297
Japan — 25.5%
Aeon Delight Co., Ltd.	10,000	211,407
AEON Financial Service Co., Ltd.	85,300	726,050
Air Water, Inc.	26,700	349,853
Amano Corp.	8,441	175,074
Amvis Holdings, Inc.	220,200	4,786,155
Appier Group, Inc.†	261,000	2,574,860
Arata Corp.#	5,000	162,602
Argo Graphics, Inc.	23,500	666,300
Ariake Japan Co., Ltd.	30,600	1,092,917
As One Corp.	12,200	464,067
Asante, Inc.#	5,800	66,086
Asics Corp.	186,600	4,976,938
Azbil Corp.	28,100	887,076
Bank of Kyoto, Ltd.#	19,600	914,472
BayCurrent Consulting, Inc.	103,000	3,734,557
BML, Inc.	20,100	437,020
Central Automotive Products, Ltd.	1,700	38,242
Chiba Bank, Ltd.	133,500	833,790
COMSYS Holdings Corp.	13,100	253,942
Comture Corp.	22,900	337,609
Daifuku Co., Ltd.	8,600	173,699
Daikyonishikawa Corp.	11,287	58,539
Daiseki Co., Ltd.	56,980	1,461,509
Daito Pharmaceutical Co., Ltd.#	21,600	356,476
Demae-Can Co., Ltd.#†	20,700	64,145
DeNA Co., Ltd.#	11,500	149,628
Digital Garage, Inc.	12,100	331,971
DMG Mori Co., Ltd.	250,600	4,190,921
Doshisha Co., Ltd.	4,800	72,670
DTS Corp.	26,700	670,134
Eiken Chemical Co., Ltd.#	25,700	271,385
Elecom Co., Ltd.	29,000	303,477
Ezaki Glico Co., Ltd.	15,500	408,906

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Fuji Seal International, Inc.	56,700	$ 600,029
Fuji Soft, Inc.#	3,300	208,032
Fujimi, Inc.#	94,600	6,068,328
Fujitec Co., Ltd.#	32,000	819,512
Fukuda Denshi Co., Ltd.	21,400	688,408
Fukui Computer Holdings, Inc.	6,900	133,498
Fukushima Galilei Co., Ltd.	20,800	777,901
FULLCAST Holdings Co., Ltd.	25,500	405,387
Goldwin, Inc.	57,500	4,825,102
GungHo Online Entertainment, Inc.	11,100	214,667
Hachijuni Bank, Ltd.	126,700	531,758
Hamakyorex Co., Ltd.	4,000	100,892
Heian Ceremony Service Co., Ltd.	12,400	67,072
Hogy Medical Co., Ltd.	2,800	63,970
IHI Corp.	169,900	3,915,756
Inter Action Corp.#	15,900	161,645
Iwatani Corp.	16,800	793,855
JAFCO Group Co., Ltd.	6,700	82,107
Japan Exchange Group, Inc.#	4,900	79,944
Japan Pure Chemical Co., Ltd.	1,400	24,571
JCU Corp.	28,000	693,605
Jeol, Ltd.	8,200	284,111
JGC Holdings Corp.	91,260	1,108,539
JM Holdings Co., Ltd.	8,600	119,549
Kakaku.com, Inc.	19,000	275,764
Kansai Paint Co., Ltd.	35,300	529,399
Kato Sangyo Co., Ltd.	24,300	667,128
Kawai Musical Instruments Manufacturing Co., Ltd.	4,100	93,465
KH Neochem Co., Ltd.	14,000	221,683
Kikkoman Corp.	4,200	247,347
Kitanotatsujin Corp.	38,700	78,927
Kobayashi Pharmaceutical Co., Ltd.	9,400	530,711
Koito Manufacturing Co., Ltd.	44,100	823,228
Konami Group Corp.	2,800	148,154
Kureha Corp.#	4,700	269,576
Lion Corp.	36,900	355,976
Mebuki Financial Group, Inc.	1,494,800	3,502,242
Medipal Holdings Corp.	24,800	390,608
Meitec Corp.	38,100	632,206
METAWATER Co., Ltd.#	37,100	454,246
MISUMI Group, Inc.	7,800	168,763
Mitsubishi Pencil Co., Ltd.	7,900	93,619
MonotaRO Co., Ltd.#	22,700	312,640
Morinaga & Co., Ltd.	30,000	953,520
Nabtesco Corp.	27,900	620,172
Nakanishi, Inc.	68,900	1,450,335
Nihon Kohden Corp.	17,800	464,842
Nihon Parkerizing Co., Ltd.	35,800	261,755
Nippon Television Holdings, Inc.	26,200	237,222
Nishimatsuya Chain Co., Ltd.	45,000	536,546
Nissei ASB Machine Co., Ltd.#	5,100	144,827
Niterra Co., Ltd.	23,500	433,489
Nitto Denko Corp.	4,900	348,325
NOF Corp.	10,900	463,356
Nohmi Bosai, Ltd.	23,200	289,695
NS Solutions Corp.	123,300	3,567,340
Obara Group, Inc.	4,400	126,393
OBIC Business Consultants Co., Ltd.	3,200	116,120
OBIC Co., Ltd.	20,500	3,316,561
OKUMA Corp.	63,900	3,048,944
Oracle Corp. Japan#†	8,800	673,052
PALTAC Corp.	15,800	555,225
Security Description	Shares or Principal Amount	Value

Japan (continued)
Paramount Bed Holdings Co., Ltd.	46,200	$ 763,815
Park24 Co., Ltd.†	12,200	181,073
Pasona Group, Inc.#	20,900	259,761
PCA Corp.	40,200	347,778
Pole To Win Holdings, Inc.	58,300	384,819
Proto Corp.	38,900	307,800
Rakuten Group, Inc.#	4,100	16,922
Resona Holdings, Inc.	165,400	751,347
Rinnai Corp.	9,300	197,286
Ryohin Keikaku Co., Ltd.	40,900	401,158
S Foods, Inc.	28,700	630,974
Sagami Rubber Industries Co., Ltd.	9,100	49,847
San-A Co., Ltd.	3,000	96,976
San-Ai Obbli Co., Ltd.	106,300	1,057,665
Sankyu, Inc.	20,800	702,373
Santen Pharmaceutical Co., Ltd.	69,700	633,445
SCREEN Holdings Co., Ltd.	13,100	1,365,065
SCSK Corp.	29,200	461,598
Seino Holdings Co., Ltd.#	126,800	1,436,499
Senko Group Holdings Co., Ltd.	22,400	147,654
Seria Co., Ltd.	6,200	100,775
SG Holdings Co., Ltd.	35,700	521,994
Shima Seiki Manufacturing, Ltd.#	6,500	79,463
Shimadzu Corp.	21,300	659,014
Shimamura Co., Ltd.	1,800	162,733
Shizuoka Financial Group, Inc.	159,300	1,168,121
SK Kaken Co., Ltd.	3,200	930,176
SMS Co., Ltd.	129,700	2,674,408
Sohgo Security Services Co., Ltd.	19,400	546,299
Stanley Electric Co., Ltd.	21,300	428,317
Sugi Holdings Co., Ltd.	8,000	331,807
Sundrug Co., Ltd.	34,900	993,403
Suzuken Co., Ltd.	11,500	288,610
T Hasegawa Co., Ltd.	106,800	2,301,166
Taisei Lamick Co., Ltd.	7,600	153,145
Takasago International Corp.#	5,400	97,228
Takuma Co., Ltd.	33,100	336,772
TBS Holdings, Inc.	30,400	493,625
TechnoPro Holdings, Inc.	100,400	2,165,747
Temairazu, Inc.#	9,000	250,887
TIS, Inc.	18,700	522,603
Toei Co., Ltd.	2,800	355,675
Toho Co., Ltd.	20,600	810,658
Toho Titanium Co., Ltd.#	152,500	2,071,330
Toshiba TEC Corp.	7,200	210,250
TOTO, Ltd.	5,000	151,032
Toyo Seikan Group Holdings, Ltd.	48,700	736,658
Toyo Tanso Co., Ltd.	71,200	2,562,890
Trancom Co., Ltd.#	3,300	156,028
TS Tech Co., Ltd.	34,100	424,080
Unicharm Corp.	26,200	994,972
USS Co., Ltd.	16,100	261,517
Yamato Holdings Co., Ltd.	43,800	801,134
Zenkoku Hosho Co., Ltd.	6,100	217,775
Zojirushi Corp.#	6,000	71,608
ZOZO, Inc.	49,600	1,010,853
Zuken, Inc.	19,100	476,908
		119,087,632
Luxembourg — 0.6%
Eurofins Scientific SE	1,289	85,337

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Luxembourg (continued)
Subsea 7 SA	237,621	$ 2,413,690
Tenaris SA ADR	7,536	186,591
		2,685,618
Mauritius — 0.2%
MakeMyTrip, Ltd.†	37,355	973,845
Mexico — 3.3%
Alsea SAB de CV†	881,683	2,564,452
Banco del Bajio SA*	621,271	1,954,182
Bolsa Mexicana de Valores SAB de CV	252,300	530,445
Corp Inmobiliaria Vesta SAB de CV	1,250,204	3,958,614
GCC SAB de CV	40,296	309,629
Genomma Lab Internacional SAB de CV, Class B	419,255	352,678
Gruma SAB de CV, Class B	31,015	478,384
Grupo Aeroportuario del Centro Norte SAB de CV	429,121	4,437,250
Grupo Aeroportuario del Sureste SAB de CV ADR	1,255	351,839
Operadora De Sites Mexicanos SAB de CV	245,800	241,923
Prologis Property Mexico SA de CV	81,071	271,917
		15,451,313
Netherlands — 1.4%
Aalberts NV#	7,912	334,807
ASM International NV#	2,319	1,016,688
Euronext NV*	8,541	568,281
IMCD NV#	7,287	1,097,404
Just Eat Takeaway.com NV (LSE)*#†	2,607	39,379
Just Eat Takeaway.com NV (XAMS)*#†	194,128	2,932,835
Wolters Kluwer NV	6,551	748,510
		6,737,904
New Zealand — 0.3%
Arvida Group, Ltd.#	248,978	179,908
Fletcher Building, Ltd.	109,525	329,875
Freightways Group, Ltd.	74,265	403,284
Mainfreight, Ltd.#	9,159	382,530
Ryman Healthcare, Ltd.#	74,405	284,341
		1,579,938
Norway — 0.4%
Aker Solutions ASA	582,453	1,907,408
Borregaard ASA	4,384	73,019
		1,980,427
Philippines — 0.5%
Metropolitan Bank & Trust Co.	950,872	975,173
Universal Robina Corp.	470,250	1,176,782
		2,151,955
Portugal — 0.3%
Galp Energia SGPS SA#	83,533	883,013
NOS SGPS SA	79,803	294,750
		1,177,763
Russia — 0.0%
Detsky Mir PJSC†(1)(2)	601,792	0
Moscow Exchange MICEX-RTS PJSC†(1)(2)	205,642	0
		0
Singapore — 0.8%
CapitaLand Ascott Trust	18,161	14,218
CapitaLand India Trust	438,600	343,866
Capitaland Investment, Ltd.	341,300	834,287
CDL Hospitality Trusts	16,072	13,760
Security Description	Shares or Principal Amount	Value

Singapore (continued)
City Developments, Ltd.	101,200	$ 504,541
Singapore Technologies Engineering, Ltd.	384,900	1,038,679
Venture Corp., Ltd.	79,263	888,137
		3,637,488
South Africa — 0.1%
AVI, Ltd.	169,477	535,801
South Korea — 2.9%
Amorepacific Corp.	7,271	571,978
Classys, Inc.#	141,267	2,776,015
Doosan Bobcat, Inc.	13,504	544,421
Douzone Bizon Co., Ltd.	15,614	365,040
Hotel Shilla Co., Ltd.	30,140	1,750,575
HPSP Co., Ltd.	106,534	2,192,031
LS Electric Co., Ltd.	21,727	1,042,316
NCSoft Corp.	2,332	563,399
Orion Corp.	10,844	1,054,824
Samsung Fire & Marine Insurance Co., Ltd.	3,363	571,130
Sungeel Hitech Co., Ltd.#†	17,910	1,901,231
		13,332,960
Spain — 2.0%
Amadeus IT Group SA†	22,368	1,603,779
Banco de Sabadell SA	2,128,045	2,131,766
Cellnex Telecom SA*	49,652	2,021,500
Melia Hotels International SA#†	420,148	2,685,621
Viscofan SA	13,726	917,067
		9,359,733
Sweden — 1.6%
Catena AB	61,765	2,126,489
Essity AB, Class B	31,839	846,584
Fortnox AB	654,485	4,215,144
Karnov Group AB†	44,266	205,176
Thule Group AB*	11,083	285,153
		7,678,546
Switzerland — 1.3%
DKSH Holding AG	1,689	121,958
Julius Baer Group, Ltd.	12,673	777,503
Kardex Holding AG	3,352	731,125
Partners Group Holding AG	129	116,761
SIG Group AG#	51,028	1,396,066
Sika AG	5,012	1,368,106
Sonova Holding AG	3,732	958,444
Straumann Holding AG#	456	66,961
Temenos AG	2,980	253,007
VAT Group AG*#	1,114	461,432
		6,251,363
Taiwan — 3.9%
Advantech Co., Ltd.	75,571	1,000,765
ASPEED Technology, Inc.	41,000	3,828,958
Chroma ATE, Inc.	184,000	1,389,782
E.Sun Financial Holding Co., Ltd.	751,585	632,404
Eclat Textile Co., Ltd.	44,000	671,096
Lotes Co., Ltd.	117,000	3,309,080
Tripod Technology Corp.	260,000	1,086,405
Voltronic Power Technology Corp.	12,675	798,722
Wafer Works Corp.	1,338,000	1,954,818
Win Semiconductors Corp.	99,000	512,782
Wiwynn Corp.	81,000	3,047,258
		18,232,070

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thailand — 0.1%
AEON Thana Sinsap Thailand PCL	89,500	$ 513,082
Turkey — 0.0%
Selcuk Ecza Deposu Ticaret ve Sanayi AS	90,133	145,319
United Kingdom — 9.5%
4imprint Group PLC	3,442	198,064
Abcam PLC ADR†	18,247	294,689
Admiral Group PLC	7,841	227,591
Allfunds Group PLC	23,950	163,982
Auto Trader Group PLC*	29,402	230,791
Babcock International Group PLC†	51,349	197,478
Beazley PLC	379,796	2,874,868
Bellway PLC	19,809	558,015
Big Yellow Group PLC	33,655	482,353
Breedon Group PLC	503,375	2,173,878
Britvic PLC	36,136	398,132
Bunzl PLC	28,529	1,117,280
Burberry Group PLC	19,485	523,036
Capricorn Energy PLC	9,480	23,090
Coats Group PLC	193,394	167,390
Compass Group PLC	49,220	1,347,112
ConvaTec Group PLC*	144,218	364,164
Cranswick PLC	37,767	1,528,220
Croda International PLC	25,736	1,953,747
Diploma PLC	72,949	2,759,229
EMIS Group PLC	18,020	298,475
Essentra PLC	422,316	963,737
Forterra PLC*	537,179	1,239,737
Greggs PLC	41,324	1,383,165
Halma PLC	20,544	615,160
Hargreaves Lansdown PLC	15,945	159,505
Helios Towers PLC†	135,281	152,081
Howden Joinery Group PLC	65,408	536,527
Inchcape PLC	351,606	3,353,484
Intertek Group PLC	20,337	1,054,284
Johnson Service Group PLC	82,521	111,496
Keywords Studios PLC	104,137	2,522,098
Marshalls PLC	38,827	146,620
Moneysupermarket.com Group PLC	172,597	539,114
Noble Corp. PLC#†	75,824	2,886,233
PageGroup PLC	284,998	1,544,279
PZ Cussons PLC	13,424	30,806
Rathbones Group PLC	29,035	723,216
Rightmove PLC	88,236	576,092
Rotork PLC	81,281	325,481
RS Group PLC	370,845	3,683,462
Sage Group PLC	23,406	253,484
Schroders PLC	66,145	376,171
Shaftesbury Capital PLC	163,923	244,741
Smith & Nephew PLC	66,108	993,293
Spirax-Sarco Engineering PLC	4,065	553,664
Tate & Lyle PLC	13,887	136,083
UNITE Group PLC	106,565	1,188,167
		44,173,764
United States — 0.0%
Thoughtworks Holding, Inc.†	4,102	33,800
Total Long-Term Investment Securities (cost $448,755,895)		443,627,789
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 7.0%
Sovereign — 3.1%
Federal Home Loan Bank 4.50%, 06/01/2023	$14,206,000	$ 14,206,000
Unaffiliated Investment Companies — 3.9%
State Street Navigator Securities Lending Government Money Market Portfolio 5.11%(3)(4)	18,192,483	18,192,483
Total Short-Term Investments (cost $32,398,483)		32,398,483
REPURCHASE AGREEMENTS — 2.8%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.52% dated 05/31/2023, to be repurchased 06/01/2023 in the amount of $13,244,153 and collateralized by $12,948,400 of United States Treasury Inflation Indexed Notes, bearing interest at 0.13% due 10/15/2026 and having an approximate value of $13,508,560 (cost $13,243,594)	13,243,594	13,243,594
TOTAL INVESTMENTS (cost $494,397,972)(5)	104.9%	489,269,866
Other assets less liabilities	(4.9)	(22,930,368)
NET ASSETS	100.0%	$466,339,498
#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Opportunities Fund has no right to demand registration of these securities. At May 31, 2023, the aggregate value of these securities was $22,211,404 representing 4.8% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2023, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Detsky Mir PJSC
	12/02/2020	534,295	$989,158
	02/22/2021	56,107	109,095
	03/18/2021	11,390	20,905
		601,792	1,119,158	$0	$0.00	0.0%
Moscow Exchange MICEX-RTS PJSC
	03/26/2020	27,771	33,435

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
	03/27/2020	156,529	$182,610
	10/19/2020	21,342	40,021
		205,642	256,066	$0	$0.00	0.0%
				$0		0.0%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Fund and may not equal the sum of the individual percentages shown due to rounding.
(3)	The rate shown is the 7-day yield as of May 31, 2023.
(4)	At May 31, 2023, the Fund had loaned securities with a total value of $31,841,854. This was secured by collateral of $18,192,483, which was received in cash and subsequently invested in short-term investments currently valued at $18,192,483 as reported in the Portfolio of Investments. Additional collateral of $16,129,056 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2023
United States Treasury Bills	0.00%	07/27/2023	$ 119,311
United States Treasury Notes/Bonds	0.13% to 6.13%	07/31/2023 to 08/15/2052	16,009,745
(5)	See Note 5 for cost of investments on a tax basis.
ADR—American Depositary Receipt
LSE—London Stock Exchange
XAMS—Euronext Amsterdam Stock Exchange

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$ 317,023	$ 4,765,487	$—	$ 5,082,510
Brazil	7,437,347	—	—	7,437,347
British Virgin Islands	2,609,647	—	—	2,609,647
Canada	26,463,083	—	—	26,463,083
Cayman Islands	1,949,496	11,687,057	—	13,636,553
Chile	653,870	—	—	653,870
Ireland	231,351	6,318,365	—	6,549,716
Israel	3,290,573	—	—	3,290,573
Luxembourg	186,591	2,499,027	—	2,685,618
Mauritius	973,845	—	—	973,845
Mexico	15,451,313	—	—	15,451,313
Russia	—	—	0	0
Thailand	513,082	—	—	513,082
United Kingdom	294,689	43,879,075	—	44,173,764
United States	33,800	—	—	33,800
Other Countries	—	314,073,068	—	314,073,068
Short-Term Investments:
Sovereign	—	14,206,000	—	14,206,000
Other Short-Term Investments	18,192,483	—	—	18,192,483
Repurchase Agreements	—	13,243,594	—	13,243,594
Total Investments at Value	$78,598,193	$410,671,673	$ 0	$489,269,866
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Financial Statements

VALIC Company I International Socially Responsible Fund
PORTFOLIO PROFILE — May 31, 2023— (unaudited)

Industry Allocation*
Insurance	7.6%
Banks	7.4
Pharmaceuticals	6.4
Telecommunications	3.8
Chemicals	3.6
Commercial Services	3.5
Semiconductors	3.4
Oil & Gas	2.8
Healthcare-Products	2.8
Food	2.8
Engineering & Construction	2.3
Auto Manufacturers	2.1
Machinery-Diversified	2.1
Electric	2.0
Diversified Financial Services	2.0
Software	2.0
Electronics	2.0
Transportation	1.8
Distribution/Wholesale	1.7
Apparel	1.6
Retail	1.6
Repurchase Agreements	1.5
Building Materials	1.4
REITS	1.4
Cosmetics/Personal Care	1.3
Auto Parts & Equipment	1.3
Investment Companies	1.2
Real Estate	1.2
Miscellaneous Manufacturing	1.2
Biotechnology	1.2
Beverages	1.2
Mining	1.2
Machinery-Construction & Mining	1.1
Iron/Steel	1.0
Private Equity	1.0
Electrical Components & Equipment	0.9
Gas	0.9
Food Service	0.9
Healthcare-Services	0.8
Computers	0.8
Home Furnishings	0.8
Lodging	0.7
Water	0.7
Internet	0.7
Media	0.6
Household Products/Wares	0.6
Home Builders	0.6
Advertising	0.5
Toys/Games/Hobbies	0.5
Short-Term Investments	0.4
Entertainment	0.4
Forest Products & Paper	0.4
Metal Fabricate/Hardware	0.4
Hand/Machine Tools	0.3
Leisure Time	0.3
Office/Business Equipment	0.3
Energy-Alternate Sources	0.2
Pipelines	0.2
Packaging & Containers	0.1
Holding Companies-Diversified	0.1
95.6%
Country Allocation*
Japan	21.3%

United Kingdom	13.5%
Switzerland	9.5
France	8.9
Germany	7.4
Netherlands	6.3
Australia	6.3
Denmark	3.3
Sweden	2.4
Hong Kong	2.3
Italy	2.1
United States	1.9
Spain	1.8
Finland	1.3
Ireland	0.9
Singapore	0.9
Norway	0.9
Israel	0.8
Cayman Islands	0.8
Belgium	0.7
Austria	0.6
Portugal	0.6
New Zealand	0.4
Luxembourg	0.3
Jersey	0.3
SupraNational	0.1
95.6%
*	Calculated as a percentage of net assets

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 93.7%
Australia — 6.3%
Ampol, Ltd.	28,844	$ 587,927
APA Group	92,400	602,844
ASX, Ltd.	6,945	304,246
Aurizon Holdings, Ltd.	147,444	340,940
BlueScope Steel, Ltd.	61,676	740,225
Brambles, Ltd.	62,752	560,035
Cochlear, Ltd.	2,919	461,762
Computershare, Ltd.	22,394	325,170
CSL, Ltd.	15,127	3,012,749
Dexus	34,686	185,440
Fortescue Metals Group, Ltd.	85,507	1,062,597
Goodman Group	49,125	627,825
GPT Group	75,922	207,106
Lendlease Corp., Ltd.	18,830	96,817
Macquarie Group, Ltd.	13,424	1,485,966
Mineral Resources, Ltd.	11,121	508,047
Mirvac Group	74,341	110,987
Newcrest Mining, Ltd.	64,246	1,081,335
Northern Star Resources, Ltd.	80,162	683,655
Origin Energy, Ltd.	33,475	181,322
QBE Insurance Group, Ltd.	45,461	432,411
Ramsay Health Care, Ltd.	11,516	429,357
Santos, Ltd.	253,946	1,199,992
Scentre Group	214,010	377,728
Sonic Healthcare, Ltd.	39,508	903,061
South32, Ltd.	360,692	919,038
Stockland	105,448	292,131
Suncorp Group, Ltd.	53,242	458,600
Telstra Group, Ltd.	237,993	674,532
Transurban Group	162,445	1,566,374
Vicinity, Ltd.	204,577	247,228
Washington H. Soul Pattinson & Co., Ltd.	45,004	937,984
Westpac Banking Corp.	111,191	1,491,101
WiseTech Global, Ltd.	3,961	191,868
Woodside Energy Group, Ltd.	80,154	1,777,303
		25,065,703
Austria — 0.6%
Erste Group Bank AG	11,871	385,649
OMV AG	20,716	924,848
Verbund AG	1,995	150,628
voestalpine AG	30,469	946,386
		2,407,511
Belgium — 0.7%
Ageas SA/NV	3,144	125,726
D'ieteren Group	2,050	355,288
Elia Group SA	991	119,897
Groupe Bruxelles Lambert NV	10,030	774,702
KBC Group NV	12,423	817,260
Sofina SA	332	68,801
Solvay SA, Class A	4,460	465,886
Umicore SA	6,117	170,404
		2,897,964
Bermuda — 0.0%
CK Infrastructure Holdings, Ltd.	10,000	55,157
Hongkong Land Holdings, Ltd.	16,700	71,593
		126,750
Cayman Islands — 0.8%
CK Asset Holdings, Ltd.	127,308	685,225
CK Hutchison Holdings, Ltd.	171,000	1,032,641
Security Description	Shares or Principal Amount	Value

Cayman Islands (continued)
ESR Group, Ltd.*	75,200	$ 110,858
Futu Holdings, Ltd. ADR#†	1,402	51,678
Sea, Ltd. ADR†	5,825	334,413
SITC International Holdings Co., Ltd.	37,000	64,173
WH Group, Ltd.*	799,000	416,566
Wharf Real Estate Investment Co., Ltd.	67,000	330,477
Xinyi Glass Holdings, Ltd.	50,000	74,211
		3,100,242
Denmark — 3.3%
Chr. Hansen Holding A/S	3,162	230,136
Coloplast A/S, Class B	2,239	282,010
Demant A/S†	3,196	121,677
DSV A/S	6,374	1,231,822
Genmab A/S†	2,267	889,157
Novo Nordisk A/S, Class B	54,952	8,829,986
Novozymes A/S, Class B	5,256	253,646
Orsted A/S*	4,632	405,969
Pandora A/S	4,569	365,006
Vestas Wind Systems A/S†	25,533	727,761
		13,337,170
Finland — 1.3%
Elisa Oyj	2,350	131,677
Kesko Oyj, Class B	7,626	144,248
Kone Oyj, Class B	6,512	331,070
Neste Oyj	19,064	722,966
Nokia Oyj	168,196	682,955
Nordea Bank Abp	135,126	1,339,941
Orion Oyj, Class B	16,037	680,375
Sampo Oyj, Class A	12,480	573,909
UPM-Kymmene Oyj	19,811	596,580
		5,203,721
France — 8.9%
Accor SA	6,277	209,664
Aeroports de Paris	1,906	291,327
Air Liquide SA	22,369	3,746,969
Alstom SA	6,709	186,341
Amundi SA*	2,735	155,308
Arkema SA	4,297	375,740
AXA SA	105,367	3,000,840
BioMerieux	1,240	124,683
BNP Paribas SA	40,780	2,382,023
Bouygues SA	25,929	833,878
Bureau Veritas SA	6,882	175,203
Capgemini SE	6,503	1,130,617
Carrefour SA	44,636	823,402
Cie Generale des Etablissements Michelin SCA	40,882	1,164,238
Covivio	2,496	122,353
Credit Agricole SA	82,982	954,627
Dassault Systemes SE	26,981	1,184,184
Edenred	13,001	835,859
Eiffage SA	9,239	989,575
EssilorLuxottica SA	13,505	2,444,718
Eurazeo SE	3,475	237,964
Gecina SA	1,921	196,980
Getlink SE	28,275	481,605
Hermes International	1,595	3,251,096
Ipsen SA	6,319	732,949
Klepierre SA	12,643	286,769
Legrand SA	6,563	607,592
Publicis Groupe SA	11,162	829,606
Sartorius Stedim Biotech	1,207	317,985

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Schneider Electric SE	17,117	$ 2,962,657
Sodexo SA	6,113	661,360
Valeo	5,208	100,420
Veolia Environnement SA	20,294	598,863
Vinci SA	24,344	2,776,011
Vivendi SE	22,295	197,886
Wendel SE	1,644	173,346
Worldline SA*†	7,803	304,557
		35,849,195
Germany — 7.4%
adidas AG	6,635	1,075,235
Bayerische Motoren Werke AG	27,415	2,986,671
Bayerische Motoren Werke AG (Preference Shares)	6,117	628,680
Beiersdorf AG	12,773	1,625,988
Brenntag SE	2,951	231,490
Carl Zeiss Meditec AG	993	111,486
Commerzbank AG	41,520	417,804
Continental AG	5,192	345,423
Covestro AG*†	6,519	251,367
Daimler Truck Holding AG†	15,501	469,460
Deutsche Boerse AG	7,176	1,241,228
Evonik Industries AG	9,039	181,116
GEA Group AG	5,453	228,958
Hannover Rueck SE	2,923	625,936
HelloFresh SE†	4,480	106,629
Henkel AG & Co. KGaA	17,436	1,250,502
Henkel AG & Co. KGaA (Preference Shares)	14,008	1,115,562
Infineon Technologies AG	39,435	1,462,545
Knorr-Bremse AG	1,384	94,715
Merck KGaA	8,736	1,517,304
Muenchener Rueckversicherungs-Gesellschaft AG	6,946	2,480,542
Nemetschek SE	1,823	142,739
Puma SE	6,811	323,957
SAP SE	35,213	4,600,715
Sartorius AG (Preference Shares)	868	290,895
Siemens AG	21,343	3,497,665
Siemens Healthineers AG*	16,902	955,978
Symrise AG	4,664	498,437
Telefonica Deutschland Holding AG	131,486	370,273
United Internet AG	6,291	90,358
Vonovia SE	19,695	361,438
Zalando SE*†	5,202	150,355
		29,731,451
Hong Kong — 2.3%
AIA Group, Ltd.	342,600	3,321,949
BOC Hong Kong Holdings, Ltd.	155,500	461,049
Hang Lung Properties, Ltd.	63,000	99,584
Hang Seng Bank, Ltd.	27,000	360,657
Henderson Land Development Co., Ltd.	109,503	347,237
Hong Kong & China Gas Co., Ltd.	496,252	447,322
Hong Kong Exchanges & Clearing, Ltd.	31,900	1,171,795
Link REIT	56,760	329,381
MTR Corp., Ltd.	147,500	678,522
New World Development Co., Ltd.	60,250	143,684
Power Assets Holdings, Ltd.	54,000	290,492
Sun Hung Kai Properties, Ltd.	62,500	795,030
Swire Pacific, Ltd., Class A	38,000	253,398
Swire Properties, Ltd.	66,400	158,103
Techtronic Industries Co., Ltd.	38,000	349,732
		9,207,935
Security Description	Shares or Principal Amount	Value

Ireland — 0.9%
CRH PLC	30,446	$ 1,446,646
DCC PLC	13,710	785,475
James Hardie Industries PLC†	7,509	184,717
Kerry Group PLC, Class A	12,058	1,178,436
Smurfit Kappa Group PLC	4,345	154,439
		3,749,713
Israel — 0.8%
Bank Hapoalim BM	56,324	453,492
Bank Leumi Le-Israel BM	76,331	535,525
Check Point Software Technologies, Ltd.†	4,545	567,261
CyberArk Software, Ltd.†	487	75,353
ICL Group, Ltd.	36,406	198,405
Israel Discount Bank, Ltd., Class A	48,755	235,020
Mizrahi Tefahot Bank, Ltd.	9,858	316,471
NICE, Ltd.†	2,155	443,249
Tower Semiconductor, Ltd.†	10,054	416,385
Wix.com, Ltd.†	1,166	88,873
		3,330,034
Italy — 2.1%
Amplifon SpA	5,460	188,846
Assicurazioni Generali SpA	94,681	1,800,019
DiaSorin SpA	1,056	109,076
FinecoBank Banca Fineco SpA	17,701	236,492
Infrastrutture Wireless Italiane SpA*	40,612	517,395
Mediobanca Banca di Credito Finanziario SpA	68,981	762,549
Moncler SpA	16,374	1,111,201
Nexi SpA*†	9,646	75,799
Poste Italiane SpA*	54,737	570,155
Prysmian SpA	3,489	129,850
Recordati Industria Chimica e Farmaceutica SpA	22,611	985,479
Snam SpA	235,486	1,233,518
Terna - Rete Elettrica Nazionale SpA	93,470	783,356
		8,503,735
Japan — 21.3%
Advantest Corp.	3,200	402,040
Aeon Co., Ltd.	31,700	626,811
Aisin Corp.	4,700	134,847
Ajinomoto Co., Inc.	33,700	1,308,620
ANA Holdings, Inc.†	7,600	168,459
Asahi Kasei Corp.	17,900	121,439
Astellas Pharma, Inc.	114,900	1,814,342
Bandai Namco Holdings, Inc.	9,600	224,812
Bridgestone Corp.	24,900	1,006,360
Canon, Inc.	41,100	1,018,508
Central Japan Railway Co.	7,500	913,487
Chiba Bank, Ltd.	9,700	60,582
Chubu Electric Power Co., Inc.	4,100	48,861
Chugai Pharmaceutical Co., Ltd.	44,700	1,202,269
Dai-ichi Life Holdings, Inc.	34,600	591,702
Daiichi Sankyo Co., Ltd.	64,000	2,072,431
Daikin Industries, Ltd.	5,200	988,087
Denso Corp.	19,200	1,181,766
East Japan Railway Co.	12,500	689,185
Eisai Co., Ltd.	12,800	812,905
ENEOS Holdings, Inc.	437,500	1,448,302
FANUC Corp.	28,500	974,136
Fast Retailing Co., Ltd.	5,400	1,261,598
FUJIFILM Holdings Corp.	12,300	750,802
Fujitsu, Ltd.	3,600	456,152
Hankyu Hanshin Holdings, Inc.	9,700	308,478
Hitachi, Ltd.	31,700	1,826,008

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Hoya Corp.	9,700	$ 1,217,191
Idemitsu Kosan Co., Ltd.	29,100	563,945
Inpex Corp.	75,300	788,346
Isuzu Motors, Ltd.	49,800	577,739
ITOCHU Corp.	30,900	1,042,944
Japan Airlines Co., Ltd.	4,500	86,056
JFE Holdings, Inc.	72,400	891,971
Kajima Corp.	27,600	386,238
Kao Corp.	21,100	735,913
KDDI Corp.	63,100	1,941,399
Keio Corp.	2,500	87,976
Keyence Corp.	5,400	2,618,176
Kintetsu Group Holdings Co., Ltd.	3,600	119,166
Kobayashi Pharmaceutical Co., Ltd.	400	22,583
Komatsu, Ltd.	31,400	739,061
Kose Corp.	1,400	140,247
Kubota Corp.	32,700	447,358
Kyocera Corp.	7,600	427,098
Kyowa Kirin Co., Ltd.	32,700	627,378
Lasertec Corp.	800	125,071
M3, Inc.	9,400	208,947
Marubeni Corp.	66,900	952,233
MEIJI Holdings Co., Ltd.	20,000	448,482
Mitsubishi Chemical Group Corp.	73,200	410,072
Mitsubishi Corp.	47,500	1,897,096
Mitsubishi Electric Corp.	39,800	517,267
Mitsubishi Estate Co., Ltd.	46,100	528,621
Mitsubishi UFJ Financial Group, Inc.	354,500	2,342,400
Mitsui Fudosan Co., Ltd.	32,400	617,365
Mizuho Financial Group, Inc.	102,600	1,510,652
MS&AD Insurance Group Holdings, Inc.	16,000	548,655
Murata Manufacturing Co., Ltd.	18,000	1,058,661
Nexon Co., Ltd.	10,300	209,819
Nidec Corp.	6,500	322,218
Nintendo Co., Ltd.	35,500	1,505,524
Nippon Express Holdings, Inc.	3,100	173,868
Nippon Paint Holdings Co., Ltd.	14,700	112,538
Nippon Shinyaku Co., Ltd.	5,600	256,181
Nippon Telegraph & Telephone Corp.	61,300	1,737,943
Nippon Yusen KK	13,700	291,632
Nisshin Seifun Group, Inc.	20,200	253,429
Nissin Foods Holdings Co., Ltd.	6,300	537,121
Nitori Holdings Co., Ltd.	1,100	134,095
NTT Data Corp.	15,200	217,462
Obayashi Corp.	20,200	162,555
Odakyu Electric Railway Co., Ltd.	6,900	100,471
Ono Pharmaceutical Co., Ltd.	36,300	678,412
Oriental Land Co., Ltd.	33,000	1,234,849
ORIX Corp.	46,400	787,233
Osaka Gas Co., Ltd.	34,500	546,859
Otsuka Holdings Co., Ltd.	53,500	1,980,675
Pan Pacific International Holdings Corp.	17,000	289,602
Rakuten Group, Inc.	9,800	40,447
Recruit Holdings Co., Ltd.	32,700	1,002,953
Renesas Electronics Corp.†	15,900	258,996
Resona Holdings, Inc.	80,500	365,680
Secom Co., Ltd.	4,700	307,864
Sekisui House, Ltd.	13,500	263,189
SG Holdings Co., Ltd.	5,700	83,344
Shimano, Inc.	1,900	295,220
Shin-Etsu Chemical Co., Ltd.	68,000	2,095,475
Shionogi & Co., Ltd.	15,500	696,634
Security Description	Shares or Principal Amount	Value

Japan (continued)
Shiseido Co., Ltd.	15,700	$ 715,092
Shizuoka Financial Group, Inc.	5,600	41,064
SMC Corp.	1,300	697,521
SoftBank Corp.	85,700	912,756
SoftBank Group Corp.	30,900	1,217,289
Sony Group Corp.	34,800	3,253,902
Subaru Corp.	46,100	789,638
Sumitomo Chemical Co., Ltd.	55,000	163,038
Sumitomo Corp.	47,000	886,338
Sumitomo Electric Industries, Ltd.	52,900	625,752
Sumitomo Mitsui Financial Group, Inc.	54,400	2,187,818
Sumitomo Realty & Development Co., Ltd.	3,600	86,785
Suntory Beverage & Food, Ltd.	21,000	772,261
Suzuki Motor Corp.	21,100	694,374
Sysmex Corp.	2,300	150,186
TDK Corp.	4,800	182,975
Terumo Corp.	18,900	574,431
Tobu Railway Co., Ltd.	400	10,463
Tokio Marine Holdings, Inc.	59,700	1,341,449
Tokyo Electron, Ltd.	11,100	1,515,470
Tokyo Gas Co., Ltd.	30,500	649,154
Tokyu Corp.	16,600	214,550
Toppan, Inc.	600	12,814
Toray Industries, Inc.	51,600	272,087
TOTO, Ltd.	800	24,165
Toyota Industries Corp.	6,100	375,726
Toyota Tsusho Corp.	6,400	281,004
Unicharm Corp.	21,700	824,079
Welcia Holdings Co., Ltd.	1,800	38,038
West Japan Railway Co.	9,200	385,436
Yakult Honsha Co., Ltd.	9,700	628,852
Yamaha Motor Co., Ltd.	31,400	772,076
		85,278,167
Jersey — 0.3%
WPP PLC	93,414	993,634
Luxembourg — 0.3%
Eurofins Scientific SE	2,895	191,661
Tenaris SA	87,925	1,090,083
		1,281,744
Netherlands — 6.3%
ABN AMRO Bank NV CVA*	24,718	361,307
Adyen NV*†	586	960,056
Aegon NV	47,487	210,234
AerCap Holdings NV†	2,470	140,988
Akzo Nobel NV	9,142	693,146
Argenx SE†	1,681	654,308
ASM International NV	747	327,497
ASML Holding NV	11,297	8,096,624
CNH Industrial NV	43,983	563,452
EXOR NV	9,860	824,692
Ferrari NV	7,994	2,282,453
ING Groep NV	137,058	1,684,369
JDE Peet's NV	28,545	828,785
Just Eat Takeaway.com NV *†	992	14,987
Koninklijke Ahold Delhaize NV	56,281	1,788,279
Koninklijke KPN NV	269,726	927,455
NN Group NV	17,382	631,400
Prosus NV	24,015	1,580,663
QIAGEN NV†	9,585	431,842
STMicroelectronics NV	22,778	986,928

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
Universal Music Group NV	20,292	$ 401,870
Wolters Kluwer NV	8,102	925,725
		25,317,060
New Zealand — 0.4%
Auckland International Airport, Ltd.†	78,270	418,349
Fisher & Paykel Healthcare Corp., Ltd.	16,125	225,682
Mercury NZ, Ltd.	20,231	79,936
Meridian Energy, Ltd.	38,616	123,428
Spark New Zealand, Ltd.	160,148	497,410
Xero, Ltd.†	2,537	180,266
		1,525,071
Norway — 0.9%
Aker BP ASA	23,428	508,252
DNB Bank ASA	13,133	220,474
Equinor ASA	58,496	1,492,763
Mowi ASA	23,469	402,977
Orkla ASA	49,496	356,246
Telenor ASA	23,678	243,306
Yara International ASA	4,867	181,654
		3,405,672
Portugal — 0.6%
EDP - Energias de Portugal SA	166,348	811,930
Galp Energia SGPS SA	76,729	811,089
Jeronimo Martins SGPS SA	31,641	764,403
		2,387,422
Singapore — 0.9%
DBS Group Holdings, Ltd.	64,700	1,441,999
Keppel Corp., Ltd.	36,700	170,997
Oversea-Chinese Banking Corp., Ltd.	133,500	1,207,829
Seatrium, Ltd.†	700,420	63,454
United Overseas Bank, Ltd.	37,900	783,641
		3,667,920
Spain — 1.8%
Aena SME SA*	6,982	1,099,983
Amadeus IT Group SA†	17,533	1,257,111
Cellnex Telecom SA*	16,267	662,284
Enagas SA	36,300	693,937
Ferrovial SA	38,553	1,195,748
Grifols SA†	18,279	213,501
Red Electrica Corp. SA	41,352	701,420
Telefonica SA	328,581	1,395,941
		7,219,925
SupraNational — 0.1%
HKT Trust & HKT, Ltd.	160,000	204,535
Unibail-Rodamco-Westfield †	4,479	205,688
		410,223
Sweden — 2.4%
Assa Abloy AB, Class B	18,865	419,216
Atlas Copco AB, Class A	81,351	1,187,969
Boliden AB	23,350	711,904
Boliden AB†	23,350	24,702
Embracer Group AB†	12,084	27,857
Epiroc AB, Class B	26,668	403,643
EQT AB	3,779	71,791
Essity AB, Class B	41,074	1,092,138
H & M Hennes & Mauritz AB, Class B	24,594	308,003
Security Description	Shares or Principal Amount	Value

Sweden (continued)
Hexagon AB, Class B	47,238	$ 548,725
Industrivarden AB, Class A	1,497	40,378
Industrivarden AB, Class C	3,673	99,013
Investor AB, Class B	122,102	2,488,446
Sandvik AB	36,740	651,672
Skandinaviska Enskilda Banken AB, Class A	76,209	802,141
Svenska Cellulosa AB SCA, Class B	6,501	86,773
Svenska Handelsbanken AB, Class A	68,266	539,258
Volvo Car AB, Class B†	24,285	83,729
		9,587,358
Switzerland — 9.5%
ABB, Ltd.	87,444	3,191,565
Adecco Group AG	8,100	242,129
Alcon, Inc.	23,952	1,864,014
Bachem Holding AG	1,279	135,003
Baloise Holding AG	8,229	1,270,226
Clariant AG	38,944	561,805
Coca-Cola HBC AG	51,233	1,523,929
DSM-Firmenich AG†	7,348	817,159
EMS-Chemie Holding AG	1,175	911,959
Geberit AG	2,132	1,132,751
Givaudan SA	497	1,639,406
Julius Baer Group, Ltd.	16,617	1,019,472
Kuehne & Nagel International AG	3,137	894,134
Logitech International SA	8,389	539,461
Lonza Group AG	3,527	2,212,045
Partners Group Holding AG	1,231	1,114,203
Schindler Holding AG	263	52,849
Schindler Holding AG (Participation Certificate)	4,098	850,256
SGS SA	9,400	835,723
SIG Group AG	17,071	467,043
Sika AG	6,981	1,905,577
Sonova Holding AG	2,862	735,013
Straumann Holding AG	5,552	815,282
Swatch Group AG	4,896	1,462,270
Swiss Life Holding AG	3,160	1,831,778
Swiss Prime Site AG	7,783	657,459
Swiss Re AG	20,422	2,051,434
Swisscom AG	3,502	2,217,101
Temenos AG	2,997	254,450
VAT Group AG*	842	348,766
Zurich Insurance Group AG	9,214	4,321,340
		37,875,602
United Kingdom — 13.5%
3i Group PLC	98,904	2,420,431
Abrdn PLC	140,961	349,572
Admiral Group PLC	7,616	221,060
Antofagasta PLC	65,683	1,099,797
Ashtead Group PLC	18,548	1,139,281
Auto Trader Group PLC*	32,066	251,702
Aviva PLC	271,058	1,337,947
Barratt Developments PLC	76,439	440,924
Berkeley Group Holdings PLC	13,006	635,635
British Land Co. PLC	129,397	553,257
BT Group PLC	445,227	813,158
Bunzl PLC	32,905	1,288,657
Burberry Group PLC	55,134	1,479,961
Coca-Cola Europacific Partners PLC	24,045	1,500,168
Compass Group PLC	101,194	2,769,599
Croda International PLC	9,034	685,815
Halma PLC	24,371	729,754

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Hargreaves Lansdown PLC	21,160	$ 211,674
Hikma Pharmaceuticals PLC	37,461	836,462
Informa PLC	89,536	777,535
InterContinental Hotels Group PLC	23,936	1,572,059
Intertek Group PLC	13,043	676,158
JD Sports Fashion PLC	173,765	329,692
Johnson Matthey PLC	20,329	439,546
Kingfisher PLC	223,921	644,479
Land Securities Group PLC	76,114	571,146
Legal & General Group PLC	347,853	990,111
Lloyds Banking Group PLC	3,774,428	2,083,222
London Stock Exchange Group PLC	15,657	1,670,693
M&G PLC	291,886	723,027
Mondi PLC	50,401	783,654
National Grid PLC	215,318	2,963,187
Ocado Group PLC†	22,597	104,174
Pearson PLC	52,492	520,201
Persimmon PLC	17,172	257,329
Phoenix Group Holdings PLC	99,264	683,769
Prudential PLC	90,711	1,197,123
RELX PLC	103,370	3,236,418
Rentokil Initial PLC	151,490	1,205,693
Sage Group PLC	112,013	1,213,085
Schroders PLC	103,766	590,124
Segro PLC	71,189	708,415
Severn Trent PLC	24,808	855,419
Smith & Nephew PLC	72,061	1,082,738
Smiths Group PLC	56,114	1,125,201
Spirax-Sarco Engineering PLC	4,391	598,066
SSE PLC	77,078	1,807,626
St. James's Place PLC	43,520	604,890
Standard Chartered PLC	151,332	1,203,231
Taylor Wimpey PLC	283,401	403,678
United Utilities Group PLC	97,259	1,226,988
Vodafone Group PLC	1,611,772	1,534,441
Whitbread PLC	24,200	991,392
		54,139,364
Total Long-Term Investment Securities (cost $333,268,673)		375,600,286
SHORT-TERM INVESTMENTS — 0.4%
U.S. Government — 0.4%
United States Treasury Bills
4.45%, 11/02/2023(1)	$ 120,000	117,331
4.58%, 06/15/2023(1)	1,500,000	1,497,019
		1,614,350
Security Description	Shares or Principal Amount	Value

Unaffiliated Investment Companies — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio 5.11%(2)(3)	52,359	$ 52,359
Total Short-Term Investments (cost $1,667,426)		1,666,709
REPURCHASE AGREEMENTS — 1.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.52% dated 05/31/2023, to be repurchased 06/01/2023 in the amount of $5,800,883 and collateralized by $5,893,400 of United States Treasury Notes, bearing interest at 3.88% due 09/30/2029 and having an approximate value of $5,916,651 (cost $5,800,638)	$5,800,638	5,800,638
TOTAL INVESTMENTS (cost $340,736,737)(4)	95.6%	383,067,633
Other assets less liabilities	4.4	17,582,535
NET ASSETS	100.0%	$400,650,168
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Socially Responsible Fund has no right to demand registration of these securities. At May 31, 2023, the aggregate value of these securities was $7,613,392 representing 1.9% of net assets.
#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	The rate shown is the 7-day yield as of May 31, 2023.
(3)	At May 31, 2023, the Fund had loaned securities with a total value of $51,125. This was secured by collateral of $52,359, which was received in cash and subsequently invested in short-term investments currently valued at $52,359 as reported in the Portfolio of Investments.
(4)	See Note 5 for cost of investments on a tax basis.
ADR—American Depositary Receipt
CVA—Certification Van Aandelen (Dutch Cert.)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
248	Long	MSCI EAFE Index	June 2023	$25,386,456	$25,462,160	$75,704
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Cayman Islands	$ 386,091	$ 2,714,151	$—	$ 3,100,242
Israel	731,487	2,598,547	—	3,330,034
Netherlands	140,988	25,176,072	—	25,317,060
Sweden	24,702	9,562,656	—	9,587,358
Switzerland	817,159	37,058,443	—	37,875,602
United Kingdom	1,500,168	52,639,196	—	54,139,364
Other Countries	—	242,250,626	—	242,250,626
Short-Term Investments:
U.S. Government	—	1,614,350	—	1,614,350
Other Short-Term Investments	52,359	—	—	52,359
Repurchase Agreements	—	5,800,638	—	5,800,638
Total Investments at Value	$3,652,954	$379,414,679	$—	$383,067,633
Other Financial Instruments:†
Futures Contracts	$ 75,704	$ —	$—	$ 75,704
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

VALIC Company I International Value Fund
PORTFOLIO PROFILE — May 31, 2023— (unaudited)

Industry Allocation*
Banks	15.1%
Telecommunications	7.0
Chemicals	4.5
Food	4.4
Media	4.2
Healthcare-Services	3.4
Oil & Gas	3.4
Short-Term Investments	3.3
Diversified Financial Services	3.1
Home Furnishings	3.1
Machinery-Construction & Mining	3.1
Beverages	3.0
Semiconductors	3.0
Insurance	2.8
Engineering & Construction	2.8
Pharmaceuticals	2.6
Aerospace/Defense	2.6
Airlines	2.4
Food Service	2.3
Apparel	2.2
Building Materials	1.9
Auto Parts & Equipment	1.8
Oil & Gas Services	1.7
Electric	1.7
Entertainment	1.7
Healthcare-Products	1.7
Lodging	1.7
Real Estate	1.6
Retail	1.5
Commercial Services	1.2
Energy-Alternate Sources	1.1
Software	1.1
Machinery-Diversified	0.8
Computers	0.8
Miscellaneous Manufacturing	0.5
Electrical Components & Equipment	0.3
99.4%
Country Allocation*
Japan	14.5%
France	9.2
Netherlands	6.9
United States	6.8
United Kingdom	6.6
China	6.0
Canada	5.4
South Korea	5.2
Cayman Islands	4.6
Thailand	4.3
Germany	3.9
Ireland	3.6
Mexico	2.9
Italy	2.7
Brazil	2.6
Australia	2.4
Bermuda	2.3
Luxembourg	2.2
Denmark	2.0
Isle of Man	1.7
British Virgin Islands	1.7

India	1.1%
Israel	0.8
99.4%
*	Calculated as a percentage of net assets

VALIC Company I International Value Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 96.1%
Australia — 2.4%
Qantas Airways, Ltd.†	2,694,705	$ 11,633,769
Bermuda — 2.3%
Axalta Coating Systems, Ltd.†	371,356	10,773,038
Brazil — 2.6%
3R Petroleum Oleo e Gas SA†	677,900	4,050,056
CPFL Energia SA	1,385,500	8,269,359
		12,319,415
British Virgin Islands — 1.7%
Nomad Foods, Ltd.†	461,208	7,863,596
Canada — 5.4%
Quebecor, Inc., Class B	523,716	12,488,167
SNC-Lavalin Group, Inc.	562,100	13,126,019
		25,614,186
Cayman Islands — 4.6%
China Resources Land, Ltd.	2,032,000	7,584,776
Topsports International Holdings, Ltd.*	9,169,000	7,091,303
Xinyi Glass Holdings, Ltd.	4,765,000	7,072,340
		21,748,419
China — 6.0%
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	2,056,360	8,336,343
LONGi Green Energy Technology Co., Ltd., Class A	1,312,791	5,336,210
Midea Group Co., Ltd., Class A	1,567,712	11,322,843
Oppein Home Group, Inc., Class A	265,580	3,545,082
		28,540,478
Denmark — 2.0%
Danske Bank A/S†	459,034	9,390,038
France — 9.2%
Cie de Saint-Gobain	34,816	1,942,608
Orange SA	1,063,169	12,689,335
Sanofi	121,435	12,334,829
Sodexo SA	102,014	11,036,800
Worldline SA*†	140,999	5,503,305
		43,506,877
Germany — 3.9%
Fresenius SE & Co. KGaA	130,860	3,581,772
Rheinmetall AG	48,075	12,163,331
Siemens AG	13,754	2,253,989
Siemens Energy AG†	21,651	549,573
		18,548,665
India — 1.1%
Tech Mahindra, Ltd.	387,223	5,248,041
Ireland — 3.6%
Greencore Group PLC†	4,049,660	4,052,965
ICON PLC†	61,109	13,018,050
		17,071,015
Isle of Man — 1.7%
Entain PLC	501,738	8,250,131
Israel — 0.8%
Check Point Software Technologies, Ltd.†	29,762	3,714,595
Italy — 2.7%
Prysmian SpA#	38,913	1,448,224
UniCredit SpA	584,389	11,246,284
		12,694,508
Security Description	Shares or Principal Amount	Value

Japan — 14.5%
Asahi Group Holdings, Ltd.	371,300	$ 14,386,241
Hitachi, Ltd.	244,700	14,095,399
Mitsubishi UFJ Financial Group, Inc.	2,276,700	15,043,557
ORIX Corp.	881,800	14,960,820
Resonac Holdings Corp.#	679,500	10,364,688
		68,850,705
Luxembourg — 2.2%
Samsonite International SA*†	4,126,600	10,486,111
Mexico — 2.9%
America Movil SAB de CV	12,786,100	13,531,335
Netherlands — 6.9%
CNH Industrial NV	307,260	3,936,210
ING Groep NV	1,269,521	15,601,732
NN Group NV	366,112	13,298,990
		32,836,932
South Korea — 5.2%
Hana Financial Group, Inc.	121,859	3,798,752
Samsung Electronics Co., Ltd.	267,524	14,333,401
SK Telecom Co., Ltd.	173,840	6,516,486
		24,648,639
Thailand — 4.3%
Minor International PCL	8,168,000	7,921,552
SCB X PCL	4,198,700	12,487,513
		20,409,065
United Kingdom — 6.6%
ConvaTec Group PLC*	3,143,413	7,937,412
Informa PLC	859,226	7,461,558
NatWest Group PLC	1,241,969	4,031,181
Shell PLC	424,521	11,771,270
		31,201,421
United States — 3.5%
Baker Hughes Co.	306,047	8,339,781
Gentex Corp.	323,541	8,496,186
		16,835,967
Total Long-Term Investment Securities (cost $475,823,420)		455,716,946
SHORT-TERM INVESTMENTS — 3.3%
Unaffiliated Investment Companies — 3.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.02%(1)	8,385,553	8,385,553
State Street Navigator Securities Lending Government Money Market Portfolio 5.11%(1)(2)	7,271,352	7,271,352
Total Short-Term Investments (cost $15,656,905)		15,656,905
TOTAL INVESTMENTS (cost $491,480,325)(3)	99.4%	471,373,851
Other assets less liabilities	0.6	2,995,281
NET ASSETS	100.0%	$474,369,132
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Value Fund has no right to demand registration of these securities. At May 31, 2023, the aggregate value of these securities was $31,018,131 representing 6.5% of net assets.
#	The security or a portion thereof is out on loan (see Note 2).

VALIC Company I International Value Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

(1)	The rate shown is the 7-day yield as of May 31, 2023.
(2)	At May 31, 2023, the Fund had loaned securities with a total value of $9,465,636. This was secured by collateral of $7,271,352, which was received in cash and subsequently invested in short-term investments currently valued at $7,271,352 as reported in the Portfolio of Investments. Additional collateral of $2,655,032 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2023
United States Treasury Notes/Bonds	0.13% to 4.75%	07/31/2023 to 08/15/2052	$2,655,032
(3)	See Note 5 for cost of investments on a tax basis.
The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$ 10,773,038	$ —	$—	$ 10,773,038
Brazil	12,319,415	—	—	12,319,415
British Virgin Islands	7,863,596	—	—	7,863,596
Canada	25,614,186	—	—	25,614,186
Ireland	13,018,050	4,052,965	—	17,071,015
Israel	3,714,595	—	—	3,714,595
Mexico	13,531,335	—	—	13,531,335
Thailand	20,409,065	—	—	20,409,065
United States	16,835,967	—	—	16,835,967
Other Countries	—	327,584,734	—	327,584,734
Short-Term Investments	15,656,905	—	—	15,656,905
Total Investments at Value	$139,736,152	$331,637,699	$—	$471,373,851
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I Large Capital Growth Fund
PORTFOLIO PROFILE — May 31, 2023— (unaudited)

Industry Allocation*
Software	19.5%
Computers	10.1
Internet	8.5
Healthcare-Products	7.3
Electronics	6.6
Diversified Financial Services	6.6
Commercial Services	4.9
Retail	3.8
Semiconductors	3.8
Insurance	3.6
Household Products/Wares	2.5
Apparel	2.5
Healthcare-Services	2.0
Pharmaceuticals	2.0
Cosmetics/Personal Care	1.9
Food	1.7
REITS	1.6
Chemicals	1.5
Auto Parts & Equipment	1.5
Electric	1.3
Transportation	1.3
Beverages	1.3
Machinery-Diversified	1.2
Miscellaneous Manufacturing	1.2
Electrical Components & Equipment	0.8
Media	0.6
Short-Term Investments	0.4
100.0%
*	Calculated as a percentage of net assets

VALIC Company I Large Capital Growth Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.6%
Apparel — 2.5%
LVMH Moet Hennessy Louis Vuitton SE	8,309	$ 7,252,089
NIKE, Inc., Class B	103,246	10,867,674
		18,119,763
Auto Parts & Equipment — 1.5%
Aptiv PLC†	118,788	10,462,847
Beverages — 1.3%
PepsiCo, Inc.	51,314	9,357,108
Chemicals — 1.5%
Sherwin-Williams Co.	46,702	10,637,782
Commercial Services — 4.9%
Equifax, Inc.	41,119	8,578,246
Gartner, Inc.†	35,568	12,194,845
Moody's Corp.	30,897	9,790,641
Verisk Analytics, Inc.	21,884	4,795,003
		35,358,735
Computers — 10.1%
Accenture PLC, Class A	95,404	29,185,992
Apple, Inc.	242,230	42,935,267
		72,121,259
Cosmetics/Personal Care — 1.9%
Colgate-Palmolive Co.	61,018	4,538,519
Estee Lauder Cos., Inc., Class A	47,399	8,722,838
		13,261,357
Diversified Financial Services — 6.6%
Brookfield Asset Management, Ltd., Class A	109,022	3,332,901
Charles Schwab Corp.	129,976	6,848,435
Mastercard, Inc., Class A	23,635	8,627,248
Visa, Inc., Class A	127,493	28,179,778
		46,988,362
Electric — 1.3%
Xcel Energy, Inc.	147,719	9,644,573
Electrical Components & Equipment — 0.8%
Schneider Electric SE	32,970	5,706,537
Electronics — 6.6%
Agilent Technologies, Inc.	80,437	9,304,148
Amphenol Corp., Class A	218,352	16,474,658
Fortive Corp.	178,605	11,628,972
TE Connectivity, Ltd.	78,575	9,623,866
		47,031,644
Food — 1.7%
McCormick & Co., Inc.	144,572	12,394,158
Healthcare-Products — 7.3%
Abbott Laboratories	61,318	6,254,436
Boston Scientific Corp.†	256,958	13,228,198
Danaher Corp.	34,021	7,811,902
STERIS PLC	63,153	12,628,705
Stryker Corp.	10,743	2,960,556
Thermo Fisher Scientific, Inc.	17,856	9,079,062
		51,962,859
Healthcare-Services — 2.0%
ICON PLC†	65,764	14,009,705
Household Products/Wares — 2.5%
Church & Dwight Co., Inc.	196,525	18,168,736
Security Description	Shares or Principal Amount	Value

Insurance — 3.6%
Aon PLC, Class A	55,479	$ 17,103,621
Marsh & McLennan Cos., Inc.	50,141	8,683,418
		25,787,039
Internet — 8.5%
Alphabet, Inc., Class A†	422,119	51,865,762
Tencent Holdings, Ltd.	220,700	8,747,375
		60,613,137
Machinery-Diversified — 1.2%
Otis Worldwide Corp.	108,249	8,606,878
Media — 0.6%
Walt Disney Co.†	48,973	4,307,665
Miscellaneous Manufacturing — 1.2%
Eaton Corp. PLC	47,275	8,315,672
Pharmaceuticals — 2.0%
Becton Dickinson & Co.	41,690	10,078,975
Cigna Group	15,718	3,888,790
		13,967,765
REITS — 1.6%
American Tower Corp.	61,146	11,277,768
Retail — 3.8%
Ross Stores, Inc.	114,152	11,828,430
Starbucks Corp.	72,720	7,100,381
TJX Cos., Inc.	111,664	8,574,679
		27,503,490
Semiconductors — 3.8%
Analog Devices, Inc.	68,606	12,190,600
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	93,505	9,218,658
Texas Instruments, Inc.	32,182	5,595,806
		27,005,064
Software — 19.5%
Adobe, Inc.†	42,070	17,576,425
Black Knight, Inc.†	159,241	9,200,945
Electronic Arts, Inc.	98,605	12,621,440
Fiserv, Inc.†	87,001	9,760,642
Microsoft Corp.	274,877	90,266,858
		139,426,310
Transportation — 1.3%
Canadian Pacific Kansas City, Ltd.	124,740	9,505,188
Total Long-Term Investment Securities (cost $549,372,088)		711,541,401
SHORT-TERM INVESTMENTS — 0.4%
Sovereign — 0.4%
Federal Home Loan Bank
4.50%, 06/01/2023 (cost $2,690,000)	$2,690,000	2,690,000
TOTAL INVESTMENTS (cost $552,062,088)(1)	100.0%	714,231,401
Other assets less liabilities	0.0	217,995
NET ASSETS	100.0%	$714,449,396
†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.
ADR—American Depositary Receipt

VALIC Company I Large Capital Growth Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Apparel	$ 10,867,674	$ 7,252,089	$—	$ 18,119,763
Electrical Components & Equipment	—	5,706,537	—	5,706,537
Internet	51,865,762	8,747,375	—	60,613,137
Other Industries	627,101,964	—	—	627,101,964
Short-Term Investments	—	2,690,000	—	2,690,000
Total Investments at Value	$689,835,400	$24,396,001	$—	$714,231,401
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I Mid Cap Index Fund
PORTFOLIO PROFILE — May 31, 2023— (unaudited)

Industry Allocation*
REITS	8.0%
Retail	5.2
Banks	5.0
Healthcare-Products	4.6
Insurance	4.3
Repurchase Agreements	4.2
Commercial Services	3.7
Electronics	3.6
Building Materials	3.5
Machinery-Diversified	3.1
Computers	3.0
Diversified Financial Services	2.6
Oil & Gas	2.6
Chemicals	2.6
Semiconductors	2.5
Software	2.2
Healthcare-Services	2.2
Food	2.1
Apparel	2.0
Electric	1.8
Engineering & Construction	1.8
Transportation	1.8
Auto Parts & Equipment	1.7
Electrical Components & Equipment	1.6
Iron/Steel	1.4
Pharmaceuticals	1.4
Gas	1.2
Miscellaneous Manufacturing	1.1
Biotechnology	1.1
Hand/Machine Tools	1.1
Entertainment	1.1
Media	1.0
Leisure Time	1.0
Lodging	1.0
Telecommunications	1.0
Home Builders	0.9
Packaging & Containers	0.9
Environmental Control	0.8
Metal Fabricate/Hardware	0.8
Distribution/Wholesale	0.8
Mining	0.7
Aerospace/Defense	0.7
Short-Term Investments	0.6
Pipelines	0.5
Beverages	0.5
Oil & Gas Services	0.5
Food Service	0.5
Agriculture	0.5
Home Furnishings	0.5
Water	0.5
Machinery-Construction & Mining	0.4
Savings & Loans	0.3
Real Estate	0.3
Toys/Games/Hobbies	0.3
Energy-Alternate Sources	0.2
Internet	0.2
Trucking & Leasing	0.2
Cosmetics/Personal Care	0.2
Housewares	0.1
Household Products/Wares	0.1
Airlines	0.1
Office/Business Equipment	0.1
100.3%
*	Calculated as a percentage of net assets

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 95.5%
Aerospace/Defense — 0.7%
Curtiss-Wright Corp.	51,716	$ 8,174,231
Hexcel Corp.	113,786	7,850,096
Mercury Systems, Inc.†	78,447	3,184,164
		19,208,491
Agriculture — 0.5%
Darling Ingredients, Inc.†	216,368	13,713,404
Airlines — 0.1%
JetBlue Airways Corp.†	437,240	2,986,349
Apparel — 2.0%
Capri Holdings, Ltd.†	169,710	5,956,821
Carter's, Inc.	51,519	3,202,936
Columbia Sportswear Co.	47,797	3,528,852
Crocs, Inc.†	83,357	9,359,324
Deckers Outdoor Corp.†	35,585	16,902,875
PVH Corp.	85,552	7,359,183
Skechers USA, Inc., Class A†	181,188	9,307,628
Under Armour, Inc., Class A†	254,753	1,836,769
Under Armour, Inc., Class C†	255,927	1,684,000
		59,138,388
Auto Parts & Equipment — 1.7%
Adient PLC†	128,771	4,338,295
Autoliv, Inc.	104,720	8,534,680
Dana, Inc.	172,241	2,216,742
Fox Factory Holding Corp.†	57,061	5,073,864
Gentex Corp.	316,689	8,316,253
Goodyear Tire & Rubber Co.†	381,867	5,243,034
Lear Corp.	79,826	9,791,457
Visteon Corp.†	37,993	5,075,105
		48,589,430
Banks — 5.0%
Associated Banc-Corp	202,987	3,006,237
Bank of Hawaii Corp.#	53,779	2,105,448
Bank OZK	148,699	5,142,011
Cadence Bank	246,293	4,423,422
Cathay General Bancorp	98,203	2,871,456
Columbia Banking System, Inc.	280,757	5,623,563
Commerce Bancshares, Inc.	153,563	7,363,346
Cullen/Frost Bankers, Inc.	86,887	8,706,077
East West Bancorp, Inc.	190,281	9,104,946
First Financial Bankshares, Inc.	175,238	4,538,664
First Horizon Corp.	724,432	7,468,894
FNB Corp.	486,640	5,348,174
Fulton Financial Corp.	226,261	2,525,073
Glacier Bancorp, Inc.	149,552	4,310,089
Hancock Whitney Corp.	115,687	4,226,046
Home BancShares, Inc.	255,414	5,483,739
International Bancshares Corp.	71,277	3,044,953
Old National Bancorp	395,424	4,911,166
Pinnacle Financial Partners, Inc.	103,276	5,024,377
Prosperity Bancshares, Inc.	123,275	7,048,865
SouthState Corp.	102,191	6,388,981
Synovus Financial Corp.	196,410	5,320,747
Texas Capital Bancshares, Inc.†	65,109	3,079,656
UMB Financial Corp.	58,708	3,325,221
United Bankshares, Inc.	181,264	5,332,787
Valley National Bancorp	567,399	4,187,405
Security Description	Shares or Principal Amount	Value

Banks (continued)
Webster Financial Corp.	234,913	$ 8,351,157
Wintrust Financial Corp.	82,034	5,214,901
		143,477,401
Beverages — 0.5%
Boston Beer Co., Inc., Class A†	12,726	4,295,025
Celsius Holdings, Inc.†	54,540	6,846,406
Coca-Cola Consolidated, Inc.	6,214	4,112,053
		15,253,484
Biotechnology — 1.1%
Arrowhead Pharmaceuticals, Inc.†	146,220	5,031,430
Exelixis, Inc.†	437,522	8,435,424
Halozyme Therapeutics, Inc.†	182,540	5,919,772
United Therapeutics Corp.†	61,530	12,905,303
		32,291,929
Building Materials — 3.5%
Builders FirstSource, Inc.†	198,690	23,038,105
Eagle Materials, Inc.	48,671	7,929,966
Fortune Brands Innovations, Inc.	173,130	10,465,709
Lennox International, Inc.	43,575	12,005,348
Louisiana-Pacific Corp.	96,789	5,664,092
MDU Resources Group, Inc.	274,527	8,010,698
Owens Corning	126,167	13,415,337
Simpson Manufacturing Co., Inc.	57,508	6,796,871
Trex Co., Inc.†	148,148	7,607,400
UFP Industries, Inc.	83,212	6,498,857
		101,432,383
Chemicals — 2.6%
Ashland, Inc.	67,407	5,721,506
Avient Corp.	115,409	4,212,428
Axalta Coating Systems, Ltd.†	297,813	8,639,555
Cabot Corp.	76,038	5,207,082
Chemours Co.	200,256	5,304,781
Ingevity Corp.†	47,426	2,238,033
NewMarket Corp.	9,038	3,523,193
Olin Corp.	166,105	7,858,428
RPM International, Inc.	174,273	13,905,243
Sensient Technologies Corp.	56,752	4,087,847
Valvoline, Inc.	232,116	8,936,466
Westlake Corp.	46,488	4,832,428
		74,466,990
Commercial Services — 3.7%
ASGN, Inc.†	67,366	4,407,757
Avis Budget Group, Inc.†	33,588	5,635,731
Brink's Co.	62,708	4,171,963
Euronet Worldwide, Inc.†	63,605	7,085,597
FTI Consulting, Inc.†	46,472	8,737,201
Graham Holdings Co., Class B	5,181	2,925,970
Grand Canyon Education, Inc.†	41,406	4,337,693
GXO Logistics, Inc.†	160,164	8,956,371
H&R Block, Inc.	205,576	6,136,444
Hertz Global Holdings, Inc.†	217,628	3,412,407
Insperity, Inc.	48,035	5,318,435
John Wiley & Sons, Inc., Class A	57,791	2,080,476
ManpowerGroup, Inc.	68,253	4,789,313
Paylocity Holding Corp.†	55,715	9,624,766
Progyny, Inc.†	101,569	3,783,445
R1 RCM, Inc.†	185,558	3,015,318

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
Service Corp. International	207,640	$ 13,207,980
WEX, Inc.†	58,851	9,760,438
		107,387,305
Computers — 3.0%
CACI International, Inc., Class A†	31,736	9,496,046
Crane NXT Co.	64,426	3,390,740
ExlService Holdings, Inc.†	44,638	6,737,660
Genpact, Ltd.	227,194	8,356,195
KBR, Inc.	185,217	10,931,507
Kyndryl Holdings, Inc.†	276,422	3,471,860
Lumentum Holdings, Inc.†	92,476	4,891,981
Maximus, Inc.	82,044	6,642,282
NCR Corp.†	186,302	4,415,358
Qualys, Inc.†	46,669	5,892,428
Science Applications International Corp.	73,750	7,178,088
Super Micro Computer, Inc.†	62,997	14,108,178
		85,512,323
Cosmetics/Personal Care — 0.2%
Coty, Inc., Class A†	494,938	5,365,128
Distribution/Wholesale — 0.8%
Univar Solutions, Inc.†	220,278	7,846,303
Watsco, Inc.	44,906	14,566,159
		22,412,462
Diversified Financial Services — 2.6%
Affiliated Managers Group, Inc.	50,854	7,073,283
Evercore, Inc., Class A	48,237	5,207,184
Federated Hermes, Inc.	114,126	3,929,358
Interactive Brokers Group, Inc., Class A	138,879	10,725,625
Janus Henderson Group PLC	178,913	4,701,834
Jefferies Financial Group, Inc.	244,258	7,344,838
Navient Corp.	136,892	2,073,914
SEI Investments Co.	137,652	7,788,350
SLM Corp.	324,949	4,958,722
Stifel Financial Corp.	142,221	7,903,221
Voya Financial, Inc.	130,952	8,878,545
Western Union Co.	504,231	5,743,191
		76,328,065
Electric — 1.8%
ALLETE, Inc.	77,170	4,597,017
Black Hills Corp.	87,856	5,354,823
Hawaiian Electric Industries, Inc.	147,786	5,306,995
IDACORP, Inc.	68,259	7,103,714
NorthWestern Corp.	78,003	4,414,190
OGE Energy Corp.	270,277	9,535,372
Ormat Technologies, Inc.	70,862	6,030,356
PNM Resources, Inc.	115,879	5,321,164
Portland General Electric Co.	120,520	5,872,940
		53,536,571
Electrical Components & Equipment — 1.6%
Acuity Brands, Inc.	43,269	6,520,205
Belden, Inc.	57,789	5,055,960
Energizer Holdings, Inc.	89,678	2,923,503
EnerSys	55,149	5,364,343
Littelfuse, Inc.	33,421	8,557,113
Novanta, Inc.†	48,182	7,978,939
Universal Display Corp.	58,669	8,643,704
		45,043,767
Security Description	Shares or Principal Amount	Value

Electronics — 3.6%
Arrow Electronics, Inc.†	78,684	$ 9,964,542
Avnet, Inc.	123,363	5,408,234
Coherent Corp.†	187,602	6,933,770
Hubbell, Inc.	72,362	20,439,370
Jabil, Inc.	179,923	16,106,707
National Instruments Corp.	176,270	10,188,406
nVent Electric PLC	224,895	9,755,945
TD SYNNEX Corp.	56,650	5,063,377
Vicor Corp.†	30,092	1,665,592
Vishay Intertechnology, Inc.	174,919	4,509,412
Vontier Corp.	213,293	6,322,005
Woodward, Inc.	80,634	8,499,630
		104,856,990
Energy-Alternate Sources — 0.2%
SunPower Corp.#†	115,223	1,221,364
Sunrun, Inc.#†	287,694	5,074,922
		6,296,286
Engineering & Construction — 1.8%
AECOM	187,585	14,641,009
Arcosa, Inc.	1	66
EMCOR Group, Inc.	64,335	10,604,981
Exponent, Inc.	68,362	6,242,818
Fluor Corp.†	191,821	5,094,766
MasTec, Inc.†	79,989	8,107,685
TopBuild Corp.†	43,163	8,704,250
		53,395,575
Entertainment — 1.1%
Churchill Downs, Inc.	88,870	12,070,323
Light & Wonder, Inc.†	126,461	7,371,412
Marriott Vacations Worldwide Corp.	51,733	6,374,540
Penn Entertainment, Inc.†	209,412	5,243,677
		31,059,952
Environmental Control — 0.8%
Clean Harbors, Inc.†	67,891	9,531,896
Stericycle, Inc.†	124,450	5,245,568
Tetra Tech, Inc.	71,856	9,878,044
		24,655,508
Food — 2.1%
Flowers Foods, Inc.	259,380	6,479,312
Grocery Outlet Holding Corp.†	119,509	3,432,299
Ingredion, Inc.	88,688	9,276,765
Lancaster Colony Corp.	26,799	5,268,147
Performance Food Group Co.†	210,791	11,654,634
Pilgrim's Pride Corp.†	60,655	1,346,541
Post Holdings, Inc.†	72,383	6,149,660
Sprouts Farmers Market, Inc.†	142,902	4,938,693
US Foods Holding Corp.†	296,314	11,787,371
		60,333,422
Food Service — 0.5%
Aramark	351,697	13,884,998
Gas — 1.2%
National Fuel Gas Co.	123,925	6,309,022
New Jersey Resources Corp.	130,800	6,337,260
ONE Gas, Inc.	73,091	5,915,985
Southwest Gas Holdings, Inc.	87,740	5,135,422

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Gas (continued)
Spire, Inc.	70,938	$ 4,580,467
UGI Corp.	282,905	7,912,853
		36,191,009
Hand/Machine Tools — 1.1%
Lincoln Electric Holdings, Inc.	77,947	13,224,488
MSA Safety, Inc.	49,743	6,842,647
Regal Rexnord Corp.	89,305	11,599,826
		31,666,961
Healthcare-Products — 4.6%
Azenta, Inc.†	93,290	4,034,793
Bruker Corp.	135,024	9,330,158
Enovis Corp.†	64,329	3,392,068
Envista Holdings Corp.†	220,323	7,026,100
Globus Medical, Inc., Class A†	105,110	5,689,604
Haemonetics Corp.†	68,106	5,761,768
ICU Medical, Inc.#†	27,196	4,756,308
Inari Medical, Inc.†	65,189	3,937,416
Integra LifeSciences Holdings Corp.†	98,093	3,722,629
Lantheus Holdings, Inc.†	92,924	8,046,289
LivaNova PLC†	72,257	3,199,540
Masimo Corp.†	65,286	10,565,886
Neogen Corp.†	291,811	5,103,774
Omnicell, Inc.†	60,278	4,425,611
Patterson Cos., Inc.	116,629	3,054,514
Penumbra, Inc.†	51,272	15,757,937
QuidelOrtho Corp.†	72,221	6,148,896
Repligen Corp.†	69,711	11,705,871
Shockwave Medical, Inc.†	48,792	13,422,191
STAAR Surgical Co.†	65,079	3,775,884
		132,857,237
Healthcare-Services — 2.2%
Acadia Healthcare Co., Inc.†	122,820	8,674,777
Amedisys, Inc.†	43,865	3,330,669
Chemed Corp.	20,075	10,715,433
Encompass Health Corp.	134,715	8,355,024
HealthEquity, Inc.†	114,265	6,261,722
Medpace Holdings, Inc.†	34,008	7,038,636
Sotera Health Co.†	133,300	1,878,197
Syneos Health, Inc.†	138,922	5,779,155
Tenet Healthcare Corp.†	145,968	10,392,922
		62,426,535
Home Builders — 0.9%
KB Home	110,197	4,774,836
Taylor Morrison Home Corp.†	146,270	6,206,236
Thor Industries, Inc.	72,251	5,655,086
Toll Brothers, Inc.	138,823	9,398,317
		26,034,475
Home Furnishings — 0.5%
Leggett & Platt, Inc.	179,012	5,456,286
Tempur Sealy International, Inc.	230,043	8,198,732
		13,655,018
Household Products/Wares — 0.1%
Helen of Troy, Ltd.†	32,390	3,118,509
Housewares — 0.1%
Scotts Miracle-Gro Co.#	55,145	3,485,164
Security Description	Shares or Principal Amount	Value

Insurance — 4.3%
American Financial Group, Inc.	94,317	$ 10,588,970
Brighthouse Financial, Inc.†	92,176	3,711,006
CNO Financial Group, Inc.	154,365	3,351,264
Essent Group, Ltd.	145,374	6,421,170
First American Financial Corp.	139,783	7,678,280
Hanover Insurance Group, Inc.	48,061	5,356,879
Kemper Corp.	86,347	3,737,098
Kinsale Capital Group, Inc.	29,289	8,873,981
MGIC Investment Corp.	396,139	5,989,622
Old Republic International Corp.	372,391	9,119,856
Primerica, Inc.	49,813	9,066,962
Reinsurance Group of America, Inc.	90,014	12,601,960
RenaissanceRe Holdings, Ltd.	67,814	12,774,123
RLI Corp.	54,633	6,766,297
Selective Insurance Group, Inc.	81,459	7,879,529
Unum Group	252,459	10,969,343
		124,886,340
Internet — 0.2%
TripAdvisor, Inc.†	141,461	2,201,133
Ziff Davis, Inc.†	63,710	3,761,439
		5,962,572
Iron/Steel — 1.4%
Cleveland-Cliffs, Inc.†	695,666	9,655,844
Commercial Metals Co.	158,118	6,759,545
Reliance Steel & Aluminum Co.	79,234	18,594,635
United States Steel Corp.	305,919	6,399,825
		41,409,849
Leisure Time — 1.0%
Brunswick Corp.	97,886	7,390,393
Harley-Davidson, Inc.	179,589	5,587,014
Polaris, Inc.	73,551	7,922,178
Topgolf Callaway Brands Corp.†	187,161	3,194,838
YETI Holdings, Inc.†	116,436	4,258,065
		28,352,488
Lodging — 1.0%
Boyd Gaming Corp.	107,090	6,824,846
Choice Hotels International, Inc.	37,416	4,246,342
Hilton Grand Vacations, Inc.†	107,178	4,581,859
Travel & Leisure Co.	109,731	4,001,889
Wyndham Hotels & Resorts, Inc.	119,239	8,138,062
		27,792,998
Machinery-Construction & Mining — 0.4%
Oshkosh Corp.	88,283	6,517,934
Terex Corp.	91,126	4,225,512
		10,743,446
Machinery-Diversified — 3.1%
AGCO Corp.	83,588	9,218,085
Chart Industries, Inc.†	57,454	6,304,428
Cognex Corp.	233,458	12,830,852
Crane Co.	64,426	4,681,193
Esab Corp.	69,750	4,095,720
Flowserve Corp.	176,442	5,743,187
Graco, Inc.	227,517	17,402,775
Middleby Corp.†	72,744	9,602,208
Toro Co.	141,317	13,825,042
Watts Water Technologies, Inc., Class A	36,876	5,843,002
		89,546,492

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media — 1.0%
Cable One, Inc.	6,509	$ 3,982,401
New York Times Co., Class A	222,262	7,872,520
Nexstar Media Group, Inc.	50,906	7,682,734
TEGNA, Inc.	301,203	4,665,635
World Wrestling Entertainment, Inc., Class A	58,519	5,929,145
		30,132,435
Metal Fabricate/Hardware — 0.8%
Advanced Drainage Systems, Inc.	84,443	8,171,549
Timken Co.	89,367	6,394,209
Valmont Industries, Inc.	28,800	7,553,376
Worthington Industries, Inc.	40,935	2,297,681
		24,416,815
Mining — 0.7%
Alcoa Corp.	238,911	7,578,257
MP Materials Corp.#†	124,637	2,582,478
Royal Gold, Inc.	88,620	10,974,701
		21,135,436
Miscellaneous Manufacturing — 1.1%
Carlisle Cos., Inc.	69,817	14,831,924
Donaldson Co., Inc.	164,279	9,615,250
ITT, Inc.	111,646	8,502,959
		32,950,133
Office/Business Equipment — 0.1%
Xerox Holdings Corp.	151,421	2,130,493
Oil & Gas — 2.6%
Antero Resources Corp.†	372,773	7,608,297
Chord Energy Corp.	56,169	8,034,414
CNX Resources Corp.†	229,674	3,548,463
HF Sinclair Corp.	181,563	7,523,971
Matador Resources Co.	151,545	6,663,434
Murphy Oil Corp.	197,275	6,865,170
PBF Energy, Inc., Class A	154,299	5,679,746
PDC Energy, Inc.	124,397	8,536,122
Range Resources Corp.	326,211	8,928,395
Southwestern Energy Co.†	1,489,849	7,106,580
Valaris, Ltd.†	81,194	4,687,329
		75,181,921
Oil & Gas Services — 0.5%
ChampionX Corp.	268,163	6,773,797
NOV, Inc.	530,293	7,461,223
		14,235,020
Packaging & Containers — 0.9%
AptarGroup, Inc.	88,134	9,914,194
Greif, Inc., Class A	34,568	2,077,537
Silgan Holdings, Inc.	112,942	5,081,260
Sonoco Products Co.	131,643	7,880,150
		24,953,141
Pharmaceuticals — 1.4%
BellRing Brands, Inc.†	180,326	6,603,538
Jazz Pharmaceuticals PLC†	85,005	10,894,241
Neurocrine Biosciences, Inc.†	130,395	11,674,264
Option Care Health, Inc.†	225,924	6,224,206
Perrigo Co. PLC	181,766	5,809,242
		41,205,491
Security Description	Shares or Principal Amount	Value

Pipelines — 0.5%
Antero Midstream Corp.	452,174	$ 4,616,697
DT Midstream, Inc.	130,615	5,937,758
Equitrans Midstream Corp.	584,261	4,983,746
		15,538,201
Real Estate — 0.3%
Jones Lang LaSalle, Inc.†	64,076	8,992,426
REITS — 8.0%
Agree Realty Corp.	119,575	7,711,392
Annaly Capital Management, Inc.	632,226	11,936,427
Apartment Income REIT Corp.	200,791	6,965,440
Brixmor Property Group, Inc.	404,887	8,109,887
Corporate Office Properties Trust	151,773	3,463,460
Cousins Properties, Inc.	204,569	4,075,014
CubeSmart	303,180	13,473,319
Douglas Emmett, Inc.	237,318	2,752,889
EastGroup Properties, Inc.	58,828	9,683,677
EPR Properties	101,280	4,224,389
First Industrial Realty Trust, Inc.	178,384	9,272,400
Healthcare Realty Trust, Inc.	513,778	9,561,409
Highwoods Properties, Inc.	142,036	2,937,304
Independence Realty Trust, Inc.	302,189	5,218,804
Kilroy Realty Corp.	142,262	3,860,991
Kite Realty Group Trust	295,787	5,750,099
Lamar Advertising Co., Class A	117,806	10,588,403
Life Storage, Inc.	114,749	14,617,875
Macerich Co.	290,579	2,801,182
Medical Properties Trust, Inc.#	808,636	6,671,247
National Storage Affiliates Trust	114,082	4,176,542
NNN REIT, Inc.	244,975	10,421,236
Omega Healthcare Investors, Inc.	316,244	9,427,234
Park Hotels & Resorts, Inc.	303,542	3,927,833
Physicians Realty Trust#	308,156	4,209,411
PotlatchDeltic Corp.	109,050	5,074,096
Rayonier, Inc.	198,834	5,829,813
Rexford Industrial Realty, Inc.	255,307	13,898,913
Sabra Health Care REIT, Inc.	311,823	3,511,127
Spirit Realty Capital, Inc.	188,543	7,364,490
STAG Industrial, Inc.	241,944	8,419,651
Starwood Property Trust, Inc.	417,943	7,334,900
Vornado Realty Trust	217,523	2,949,612
		230,220,466
Retail — 5.2%
AutoNation, Inc.†	46,177	6,045,493
BJ's Wholesale Club Holdings, Inc.†	181,488	11,370,223
Casey's General Stores, Inc.	50,300	11,350,195
Dick's Sporting Goods, Inc.	80,786	10,301,023
FirstCash Holdings, Inc.	50,622	4,988,292
Five Below, Inc.†	74,945	12,929,511
Foot Locker, Inc.#	107,086	2,711,417
GameStop Corp., Class A†	341,284	8,207,880
Gap, Inc.	285,837	2,292,413
Kohl's Corp.	149,155	2,732,520
Lithia Motors, Inc.	36,907	8,609,665
Macy's, Inc.	366,005	4,974,008
MSC Industrial Direct Co., Inc., Class A	63,880	5,744,090
Murphy USA, Inc.	27,014	7,467,210
Nordstrom, Inc.	151,278	2,314,553
Ollie's Bargain Outlet Holdings, Inc.†	78,142	4,307,187
Papa John's International, Inc.	43,401	3,042,844
RH †	25,221	6,178,641
Texas Roadhouse, Inc.	90,336	9,747,254

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
Victoria's Secret & Co.†	109,118	$ 2,228,189
Wendy's Co.	230,072	5,063,885
Williams-Sonoma, Inc.	89,866	10,200,690
Wingstop, Inc.	40,387	8,051,552
		150,858,735
Savings & Loans — 0.3%
New York Community Bancorp, Inc.	972,347	9,995,727
Semiconductors — 2.5%
Allegro MicroSystems, Inc.†	87,903	3,457,225
Amkor Technology, Inc.	135,595	3,360,044
Cirrus Logic, Inc.†	74,598	5,794,773
IPG Photonics Corp.†	43,405	4,794,950
Lattice Semiconductor Corp.†	185,032	15,044,952
MACOM Technology Solutions Holdings, Inc.†	69,710	4,170,749
MKS Instruments, Inc.	77,216	7,513,889
Power Integrations, Inc.	76,933	6,647,011
Silicon Laboratories, Inc.†	43,064	6,057,813
SiTime Corp.†	21,707	2,152,683
Synaptics, Inc.†	53,185	4,576,037
Wolfspeed, Inc.#†	167,965	8,069,039
		71,639,165
Software — 2.2%
ACI Worldwide, Inc.†	151,707	3,460,437
Aspen Technology, Inc.†	39,349	6,450,088
Blackbaud, Inc.†	60,213	4,417,226
CommVault Systems, Inc.†	60,147	4,191,644
Concentrix Corp.	57,641	5,055,116
Dynatrace, Inc.†	292,669	14,923,192
Envestnet, Inc.†	74,691	3,908,580
Manhattan Associates, Inc.†	84,371	15,306,587
Teradata Corp.†	137,432	6,440,063
		64,152,933
Telecommunications — 1.0%
Calix, Inc.†	76,861	3,582,491
Ciena Corp.†	200,363	9,364,967
Frontier Communications Parent, Inc.†	300,991	4,478,746
Iridium Communications, Inc.	169,620	10,183,985
		27,610,189
Toys/Games/Hobbies — 0.3%
Mattel, Inc.†	478,448	8,329,780
Transportation — 1.8%
Kirby Corp.†	80,861	5,786,413
Knight-Swift Transportation Holdings, Inc.	216,942	11,929,641
Landstar System, Inc.	48,502	8,506,281
Ryder System, Inc.	67,840	5,347,827
Saia, Inc.†	35,724	10,151,332
Werner Enterprises, Inc.	79,377	3,486,238
XPO, Inc.†	155,252	7,285,976
		52,493,708
Trucking & Leasing — 0.2%
GATX Corp.	47,521	5,650,722
Security Description	Shares or Principal Amount	Value

Water — 0.5%
Essential Utilities, Inc.	322,228	$ 13,127,569
Total Long-Term Investment Securities (cost $2,235,398,763)		2,763,706,200
SHORT-TERM INVESTMENTS — 0.6%
Unaffiliated Investment Companies — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio 5.11%(1)(2)	8,361,089	8,361,089
U.S. Government — 0.3%
United States Treasury Bills
4.48%, 12/28/2023(3)	$ 4,800,000	4,673,335
4.62%, 07/20/2023(3)	1,000,000	993,099
4.65%, 07/18/2023(3)	100,000	99,336
4.91%, 08/08/2023(3)	2,800,000	2,773,734
5.13%, 08/22/2023(3)	550,000	543,562
5.23%, 06/13/2023(3)	300,000	299,481
		9,382,547
Total Short-Term Investments (cost $17,745,978)		17,743,636
REPURCHASE AGREEMENTS — 4.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.52% dated 05/31/2023, to be repurchased 06/01/2023 in the amount of $121,811,671 and collateralized by $121,388,200 of United States Treasury Notes, bearing interest at 4.00% due 02/28/2030 and having an approximate value of $124,242,719 (cost $121,806,529)	121,806,529	121,806,529
TOTAL INVESTMENTS (cost $2,374,951,270)(4)	100.3%	2,903,256,365
Other assets less liabilities	(0.3)	(8,166,427)
NET ASSETS	100.0%	$2,895,089,938
†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	The rate shown is the 7-day yield as of May 31, 2023.
(2)	At May 31, 2023, the Fund had loaned securities with a total value of $32,814,096. This was secured by collateral of $8,361,089, which was received in cash and subsequently invested in short-term investments currently valued at $8,361,089 as reported in the Portfolio of Investments. Additional collateral of $26,215,985 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2023
Government National Mtg. Assoc.	1.75%	11/20/2051	$ 134,017
United States Treasury Bills	0.00%	06/08/2023 to 03/21/2024	1,011,486
United States Treasury Notes/Bonds	0.13% to 4.75%	07/31/2023 to 08/15/2052	25,070,482
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 5 for cost of investments on a tax basis.

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
560	Long	S&P Mid Cap 400 E-Mini Index	June 2023	$138,482,137	$134,904,000	$(3,578,137)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$2,763,706,200	$ —	$—	$2,763,706,200
Short-Term Investments:
U.S. Government	—	9,382,547	—	9,382,547
Other Short-Term Investments	8,361,089	—	—	8,361,089
Repurchase Agreements	—	121,806,529	—	121,806,529
Total Investments at Value	$2,772,067,289	$131,189,076	$—	$2,903,256,365
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$ 3,578,137	$ —	$—	$ 3,578,137
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

VALIC Company I Mid Cap Strategic Growth Fund
PORTFOLIO PROFILE — May 31, 2023— (unaudited)

Industry Allocation*
Software	15.1%
Healthcare-Products	10.3
Semiconductors	6.8
Commercial Services	5.8
Retail	5.6
Biotechnology	4.9
Electronics	4.2
Computers	3.3
Miscellaneous Manufacturing	3.2
Internet	3.1
Insurance	3.1
Aerospace/Defense	2.8
Pharmaceuticals	2.5
Healthcare-Services	2.2
Short-Term Investments	2.1
Diversified Financial Services	2.0
Distribution/Wholesale	1.9
Oil & Gas	1.9
Chemicals	1.8
Apparel	1.5
Lodging	1.5
Machinery-Diversified	1.4
Transportation	1.2
Advertising	1.1
Telecommunications	1.1
Electrical Components & Equipment	1.1
Home Builders	1.0
Environmental Control	0.9
Media	0.9
Energy-Alternate Sources	0.8
Food Service	0.6
REITS	0.6
Pipelines	0.5
Airlines	0.5
Entertainment	0.5
Electric	0.3
Engineering & Construction	0.3
Auto Parts & Equipment	0.2
Packaging & Containers	0.2
Hand/Machine Tools	0.2
99.0%
*	Calculated as a percentage of net assets

VALIC Company I Mid Cap Strategic Growth Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 96.9%
Advertising — 1.1%
Trade Desk, Inc., Class A†	122,447	$ 8,581,086
Aerospace/Defense — 2.8%
HEICO Corp.	39,940	6,173,925
Hexcel Corp.	160,396	11,065,720
L3Harris Technologies, Inc.	25,090	4,413,833
		21,653,478
Airlines — 0.5%
Ryanair Holdings PLC ADR†	37,333	3,922,952
Apparel — 1.5%
Gildan Activewear, Inc.	127,404	3,474,307
On Holding AG, Class A†	306,894	8,424,240
		11,898,547
Auto Parts & Equipment — 0.2%
Visteon Corp.†	9,865	1,317,767
Biotechnology — 4.9%
Abcam PLC ADR†	52,714	851,331
Apellis Pharmaceuticals, Inc.†	57,106	4,902,550
Argenx SE ADR†	6,322	2,457,361
BioMarin Pharmaceutical, Inc.†	25,689	2,233,402
Corteva, Inc.	53,200	2,845,668
Horizon Therapeutics PLC†	38,198	3,820,946
Illumina, Inc.†	15,853	3,117,493
Moderna, Inc.†	29,238	3,733,985
Prometheus Biosciences, Inc.†	33,887	6,733,347
Sarepta Therapeutics, Inc.†	13,391	1,655,128
Seagen, Inc.†	27,963	5,472,359
		37,823,570
Chemicals — 1.8%
Celanese Corp.	26,650	2,772,133
Olin Corp.	114,925	5,437,102
Tronox Holdings PLC	559,553	5,953,644
		14,162,879
Commercial Services — 5.8%
Cimpress PLC†	14,955	714,550
Global Payments, Inc.	25,831	2,523,430
GXO Logistics, Inc.†	176,381	9,863,225
Quanta Services, Inc.	72,882	12,942,386
RB Global, Inc.	46,139	2,402,919
Rentokil Initial PLC	77,927	620,213
Rentokil Initial PLC ADR	120,969	4,806,098
TransUnion	43,304	3,117,022
WEX, Inc.†	48,273	8,006,077
		44,995,920
Computers — 3.3%
Amdocs, Ltd.	88,252	8,310,691
CACI International, Inc., Class A†	29,176	8,730,042
Zscaler, Inc.†	60,435	8,187,734
		25,228,467
Distribution/Wholesale — 1.9%
Ferguson PLC	102,634	14,872,693
Diversified Financial Services — 2.0%
Cboe Global Markets, Inc.	14,485	1,918,104
Charles Schwab Corp.	50,601	2,666,167
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
LPL Financial Holdings, Inc.	29,639	$ 5,773,084
Tradeweb Markets, Inc., Class A	79,670	5,333,906
		15,691,261
Electric — 0.3%
Alliant Energy Corp.	46,769	2,406,733
Electrical Components & Equipment — 1.1%
AMETEK, Inc.	56,874	8,250,711
Electronics — 4.2%
Flex, Ltd.†	308,605	7,835,481
Keysight Technologies, Inc.†	58,862	9,523,872
National Instruments Corp.	64,713	3,740,411
Sensata Technologies Holding PLC	165,459	6,869,858
TE Connectivity, Ltd.	34,044	4,169,709
		32,139,331
Energy-Alternate Sources — 0.8%
SolarEdge Technologies, Inc.†	22,472	6,400,700
Engineering & Construction — 0.3%
Frontdoor, Inc.†	67,046	2,067,028
Entertainment — 0.5%
Entain PLC	219,710	3,612,715
Environmental Control — 0.9%
Clean Harbors, Inc.†	10,678	1,499,191
Waste Connections, Inc.	40,885	5,586,935
		7,086,126
Food Service — 0.6%
Aramark	115,939	4,577,272
Hand/Machine Tools — 0.2%
Regal Rexnord Corp.	9,747	1,266,038
Healthcare-Products — 10.3%
Avantor, Inc.†	185,961	3,708,062
Bio-Techne Corp.	56,800	4,645,672
Boston Scientific Corp.†	283,351	14,586,910
Cooper Cos., Inc.	22,272	8,274,716
DENTSPLY SIRONA, Inc.	78,959	2,851,999
ICU Medical, Inc.#†	22,932	4,010,578
IDEXX Laboratories, Inc.†	22,842	10,616,276
Inspire Medical Systems, Inc.†	9,405	2,750,868
Natera, Inc.†	143,032	6,738,238
Novocure, Ltd.†	73,140	5,252,183
Revvity, Inc.	35,029	4,039,544
STERIS PLC	17,336	3,466,680
Teleflex, Inc.	30,450	7,148,138
Waters Corp.†	4,990	1,253,588
		79,343,452
Healthcare-Services — 2.2%
Catalent, Inc.†	61,928	2,305,579
Charles River Laboratories International, Inc.†	25,068	4,847,650
Tenet Healthcare Corp.†	140,383	9,995,270
		17,148,499
Home Builders — 1.0%
D.R. Horton, Inc.	69,808	7,458,287
Insurance — 3.1%
Arthur J. Gallagher & Co.	42,989	8,611,986
Intact Financial Corp.	58,441	8,612,675

VALIC Company I Mid Cap Strategic Growth Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Ryan Specialty Holdings, Inc.#†	46,992	$ 1,916,804
W.R. Berkley Corp.	82,879	4,614,703
		23,756,168
Internet — 3.1%
GoDaddy, Inc., Class A†	102,118	7,493,419
Okta, Inc.†	58,755	5,340,829
Palo Alto Networks, Inc.†	44,286	9,450,190
Wayfair, Inc., Class A†	4,372	176,279
Ziff Davis, Inc.†	23,648	1,396,178
		23,856,895
Lodging — 1.5%
Las Vegas Sands Corp.†	203,535	11,220,884
Machinery-Diversified — 1.4%
Ingersoll Rand, Inc.	113,254	6,416,972
Westinghouse Air Brake Technologies Corp.	50,553	4,682,724
		11,099,696
Media — 0.9%
Liberty Media Corp.-Liberty Formula One, Series A†	2,639	166,653
Liberty Media Corp.-Liberty Formula One, Series C†	95,091	6,694,406
		6,861,059
Miscellaneous Manufacturing — 3.2%
Axon Enterprise, Inc.†	32,260	6,223,277
Parker-Hannifin Corp.	21,195	6,791,726
Teledyne Technologies, Inc.†	29,876	11,611,307
		24,626,310
Oil & Gas — 1.9%
Diamondback Energy, Inc.	50,504	6,421,584
Valero Energy Corp.	73,354	7,851,812
		14,273,396
Packaging & Containers — 0.2%
Sealed Air Corp.	34,328	1,299,315
Pharmaceuticals — 2.5%
Ascendis Pharma A/S ADR†	17,430	1,515,887
BellRing Brands, Inc.†	278,195	10,187,501
Dexcom, Inc.†	66,817	7,834,961
		19,538,349
Pipelines — 0.5%
Cheniere Energy, Inc.	28,225	3,945,008
REITS — 0.6%
Lamar Advertising Co., Class A	50,396	4,529,592
Retail — 5.6%
Academy Sports & Outdoors, Inc.	144,270	7,063,459
Burlington Stores, Inc.†	8,200	1,233,772
CarMax, Inc.†	63,206	4,564,105
Dollar Tree, Inc.†	17,064	2,301,592
Lululemon Athletica, Inc.†	17,641	5,855,577
O'Reilly Automotive, Inc.†	9,125	8,242,704
Tractor Supply Co.	36,685	7,688,809
Wingstop, Inc.	30,588	6,098,024
		43,048,042
Semiconductors — 6.8%
KLA Corp.	5,913	2,619,400
Lam Research Corp.	24,779	15,281,209
Microchip Technology, Inc.	78,628	5,917,543
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
Monolithic Power Systems, Inc.	17,507	$ 8,576,854
NXP Semiconductors NV	32,654	5,848,332
ON Semiconductor Corp.†	168,303	14,070,131
		52,313,469
Software — 15.1%
Atlassian Corp., Class A†	7,319	1,323,202
Broadridge Financial Solutions, Inc.	30,007	4,402,627
Ceridian HCM Holding, Inc.†	62,204	3,847,317
Constellation Software, Inc.	6,195	12,631,913
Datadog, Inc., Class A†	123,175	11,690,539
Dynatrace, Inc.†	45,183	2,303,881
Fidelity National Information Services, Inc.	35,995	1,964,247
HubSpot, Inc.†	23,433	12,138,060
MSCI, Inc.	23,855	11,224,493
Paycom Software, Inc.	28,260	7,916,474
SentinelOne, Inc., Class A†	463,075	9,900,543
Splunk, Inc.†	76,560	7,601,642
SS&C Technologies Holdings, Inc.	137,657	7,565,629
Synopsys, Inc.†	27,805	12,650,163
Topicus.com, Inc.†	17,121	1,214,803
ZoomInfo Technologies, Inc.†	333,950	8,258,584
		116,634,117
Telecommunications — 1.1%
Motorola Solutions, Inc.	15,981	4,505,364
NICE, Ltd. ADR#†	18,975	3,907,711
		8,413,075
Transportation — 1.2%
JB Hunt Transport Services, Inc.	38,535	6,434,189
TFI International, Inc.	27,635	2,909,413
		9,343,602
Total Long-Term Investment Securities (cost $741,013,846)		746,664,489
SHORT-TERM INVESTMENTS — 2.1%
Commercial Paper — 2.0%
Credit Agricole SA
5.01%, 06/01/2023	$15,600,000	15,597,827
Unaffiliated Investment Companies — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio 5.11%(1)(2)	621,723	621,723
Total Short-Term Investments (cost $16,221,723)		16,219,550
TOTAL INVESTMENTS (cost $757,235,569)(3)	99.0%	762,884,039
Other assets less liabilities	1.0	7,609,437
NET ASSETS	100.0%	$770,493,476
†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).

VALIC Company I Mid Cap Strategic Growth Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

(1)	The rate shown is the 7-day yield as of May 31, 2023.
(2)	At May 31, 2023, the Fund had loaned securities with a total value of $4,599,406. This was secured by collateral of $621,723, which was received in cash and subsequently invested in short-term investments currently valued at $621,723 as reported in the Portfolio of Investments. Additional collateral of $3,993,163 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2023
Government National Mtg. Assoc.	1.75%	11/20/2051	$ 13,047
United States Treasury Bills	0.00%	06/08/2023 to 03/21/2024	161,904
United States Treasury Notes/Bonds	0.13% to 5.39%	07/31/2023 to 08/15/2052	3,818,212
(3)	See Note 5 for cost of investments on a tax basis.
ADR—American Depositary Receipt
The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Commercial Services	$ 44,375,707	$ 620,213	$—	$ 44,995,920
Entertainment	—	3,612,715	—	3,612,715
Other Industries	698,055,854	—	—	698,055,854
Short-Term Investments:
Commercial Paper	—	15,597,827	—	15,597,827
Other Short-Term Investments	621,723	—	—	621,723
Total Investments at Value	$743,053,284	$19,830,755	$—	$762,884,039
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I Mid Cap Value Fund
PORTFOLIO PROFILE — May 31, 2023— (unaudited)

Industry Allocation*
REITS	7.5%
Insurance	7.1
Diversified Financial Services	4.5
Chemicals	4.3
Banks	4.2
Semiconductors	4.2
Healthcare-Services	4.1
Computers	3.9
Electric	3.8
Oil & Gas	3.8
Electronics	3.5
Aerospace/Defense	3.4
Miscellaneous Manufacturing	3.3
Machinery-Diversified	3.2
Commercial Services	3.1
Building Materials	2.8
Healthcare-Products	2.7
Retail	2.5
Lodging	2.2
Transportation	2.1
Short-Term Investments	2.0
Internet	1.8
Auto Parts & Equipment	1.7
Software	1.7
Food	1.5
Distribution/Wholesale	1.4
Oil & Gas Services	1.1
Pharmaceuticals	1.1
Electrical Components & Equipment	1.0
Apparel	0.9
Home Builders	0.9
Savings & Loans	0.8
Home Furnishings	0.8
Leisure Time	0.7
Iron/Steel	0.6
Biotechnology	0.6
Gas	0.6
Engineering & Construction	0.6
Beverages	0.6
Advertising	0.6
Airlines	0.6
Environmental Control	0.5
Machinery-Construction & Mining	0.4
Private Equity	0.4
Media	0.3
Household Products/Wares	0.3
Metal Fabricate/Hardware	0.2
Entertainment	0.1
Cosmetics/Personal Care	0.1
Repurchase Agreements	0.1
100.2%
*	Calculated as a percentage of net assets

VALIC Company I Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.1%
Advertising — 0.6%
Interpublic Group of Cos., Inc.	51,686	$ 1,922,202
Taboola.com, Ltd.†	569,737	1,555,382
		3,477,584
Aerospace/Defense — 3.4%
Curtiss-Wright Corp.	41,766	6,601,534
Hexcel Corp.	34,778	2,399,334
Howmet Aerospace, Inc.	198,905	8,503,189
L3Harris Technologies, Inc.	5,521	971,254
Spirit AeroSystems Holdings, Inc., Class A	87,100	2,315,989
		20,791,300
Airlines — 0.6%
Alaska Air Group, Inc.†	39,324	1,766,827
JetBlue Airways Corp.†	241,289	1,648,004
		3,414,831
Apparel — 0.9%
Columbia Sportswear Co.	22,666	1,673,431
Steven Madden, Ltd.	133,893	4,178,800
		5,852,231
Auto Parts & Equipment — 1.7%
Gentex Corp.	241,160	6,332,862
Lear Corp.	8,250	1,011,945
Visteon Corp.†	22,788	3,044,021
		10,388,828
Banks — 4.2%
Ameris Bancorp	123,897	3,910,189
Cadence Bank	193,907	3,482,570
East West Bancorp, Inc.	22,802	1,091,076
Fifth Third Bancorp	109,890	2,667,030
Huntington Bancshares, Inc.	281,108	2,898,223
SouthState Corp.	63,386	3,962,893
Synovus Financial Corp.	118,637	3,213,876
Triumph Financial, Inc.†	26,905	1,396,908
Webster Financial Corp.	95,751	3,403,948
		26,026,713
Beverages — 0.6%
Coca-Cola Europacific Partners PLC	36,313	2,265,568
Keurig Dr Pepper, Inc.	40,768	1,268,700
		3,534,268
Biotechnology — 0.6%
Corteva, Inc.	72,787	3,893,377
Building Materials — 2.8%
Builders FirstSource, Inc.†	57,957	6,720,114
Fortune Brands Innovations, Inc.	78,451	4,742,363
Masco Corp.	65,801	3,179,504
Mohawk Industries, Inc.†	10,951	1,007,930
PGT Innovations, Inc.†	76,247	1,896,263
		17,546,174
Chemicals — 4.3%
Axalta Coating Systems, Ltd.†	89,135	2,585,807
Celanese Corp.	38,515	4,006,330
DuPont de Nemours, Inc.	51,494	3,459,882
FMC Corp.	55,915	5,819,633
Ingevity Corp.†	53,433	2,521,503
Security Description	Shares or Principal Amount	Value

Chemicals (continued)
PPG Industries, Inc.	28,462	$ 3,736,776
Valvoline, Inc.	112,961	4,348,999
		26,478,930
Commercial Services — 3.1%
ASGN, Inc.†	13,789	902,214
FleetCor Technologies, Inc.†	18,831	4,266,163
Global Payments, Inc.	13,650	1,333,469
H&R Block, Inc.	35,256	1,052,392
Herc Holdings, Inc.	28,303	2,870,490
Monro, Inc.	71,876	2,973,510
RB Global, Inc.	47,109	2,453,437
Robert Half International, Inc.	14,542	945,521
TransUnion	31,125	2,240,377
		19,037,573
Computers — 3.9%
Check Point Software Technologies, Ltd.†	26,484	3,305,468
Cognizant Technology Solutions Corp., Class A	37,998	2,374,495
Dell Technologies, Inc., Class C	53,204	2,384,071
Leidos Holdings, Inc.	76,522	5,973,307
Lumentum Holdings, Inc.†	88,236	4,667,685
NetApp, Inc.	28,692	1,903,714
Science Applications International Corp.	22,374	2,177,662
Western Digital Corp.†	29,566	1,145,091
		23,931,493
Cosmetics/Personal Care — 0.1%
Kenvue, Inc.†	34,449	864,325
Distribution/Wholesale — 1.4%
Copart, Inc.†	11,877	1,040,306
Ferguson PLC	20,228	2,931,240
LKQ Corp.	42,839	2,259,757
Resideo Technologies, Inc.†	78,048	1,251,110
WESCO International, Inc.	8,142	1,118,548
		8,600,961
Diversified Financial Services — 4.5%
AerCap Holdings NV†	93,883	5,358,842
Ameriprise Financial, Inc.	23,578	7,037,326
Bread Financial Holdings, Inc.	52,549	1,480,831
Discover Financial Services	40,720	4,183,573
Evercore, Inc., Class A	3,816	411,937
LPL Financial Holdings, Inc.	7,376	1,436,697
PRA Group, Inc.†	75,545	1,412,691
SLM Corp.	47,158	719,631
Voya Financial, Inc.	86,099	5,837,512
		27,879,040
Electric — 3.8%
Alliant Energy Corp.	60,648	3,120,946
American Electric Power Co., Inc.	38,134	3,169,698
CenterPoint Energy, Inc.	218,700	6,169,527
DTE Energy Co.	21,232	2,284,563
Entergy Corp.	38,331	3,764,104
Evergy, Inc.	51,088	2,955,441
FirstEnergy Corp.	61,700	2,306,963
		23,771,242
Electrical Components & Equipment — 1.0%
AMETEK, Inc.	43,858	6,362,480
Electronics — 3.5%
Allegion PLC	32,781	3,433,482

VALIC Company I Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronics (continued)
Flex, Ltd.†	253,679	$ 6,440,910
Fortive Corp.	28,855	1,878,749
Garmin, Ltd.	22,759	2,347,591
nVent Electric PLC	43,162	1,872,367
TE Connectivity, Ltd.	24,129	2,955,320
Vicor Corp.†	52,220	2,890,377
		21,818,796
Engineering & Construction — 0.6%
Fluor Corp.†	62,466	1,659,097
Frontdoor, Inc.†	64,339	1,983,571
		3,642,668
Entertainment — 0.1%
International Game Technology PLC	36,276	889,850
Environmental Control — 0.5%
Clean Harbors, Inc.†	24,069	3,379,288
Food — 1.5%
US Foods Holding Corp.†	227,062	9,032,526
Gas — 0.6%
ONE Gas, Inc.	46,106	3,731,820
Healthcare-Products — 2.7%
Avantor, Inc.†	107,972	2,152,962
DENTSPLY SIRONA, Inc.	103,048	3,722,094
ICU Medical, Inc.#†	17,131	2,996,040
Integra LifeSciences Holdings Corp.†	88,061	3,341,915
Teleflex, Inc.	8,146	1,912,273
Zimmer Biomet Holdings, Inc.	22,390	2,851,143
		16,976,427
Healthcare-Services — 4.1%
Centene Corp.†	30,747	1,918,920
Encompass Health Corp.	53,608	3,324,768
HCA Healthcare, Inc.	10,633	2,809,132
Humana, Inc.	6,486	3,255,129
ICON PLC†	20,653	4,399,709
IQVIA Holdings, Inc.†	6,237	1,228,128
Laboratory Corp. of America Holdings	7,552	1,605,026
Molina Healthcare, Inc.†	25,880	7,088,532
		25,629,344
Home Builders — 0.9%
Meritage Homes Corp.	28,385	3,273,642
NVR, Inc.†	380	2,110,604
		5,384,246
Home Furnishings — 0.8%
Tempur Sealy International, Inc.	73,906	2,634,010
Whirlpool Corp.	16,628	2,149,834
		4,783,844
Household Products/Wares — 0.3%
Avery Dennison Corp.	9,545	1,537,986
Insurance — 7.1%
Aegon NV#	1,158,866	5,017,890
Aflac, Inc.	30,936	1,986,400
Allstate Corp.	8,557	928,007
Aon PLC, Class A	11,324	3,491,076
Arch Capital Group, Ltd.†	28,717	2,001,575
Arthur J. Gallagher & Co.	14,300	2,864,719
Everest Re Group, Ltd.	25,970	8,830,319
Security Description	Shares or Principal Amount	Value

Insurance (continued)
First American Financial Corp.	31,139	$ 1,710,465
Globe Life, Inc.	25,090	2,588,786
Hanover Insurance Group, Inc.	33,169	3,697,017
James River Group Holdings, Ltd.	162,136	3,103,283
Kemper Corp.	122,996	5,323,267
RenaissanceRe Holdings, Ltd.	7,813	1,471,735
Travelers Cos., Inc.	6,407	1,084,321
		44,098,860
Internet — 1.8%
Cargurus, Inc.†	97,523	1,832,457
eBay, Inc.	45,922	1,953,522
Expedia Group, Inc.†	24,665	2,360,687
F5, Inc.†	22,957	3,387,994
Gen Digital, Inc.	102,691	1,801,200
		11,335,860
Iron/Steel — 0.6%
Reliance Steel & Aluminum Co.	16,979	3,984,632
Leisure Time — 0.7%
Harley-Davidson, Inc.	54,549	1,697,020
Polaris, Inc.	25,016	2,694,473
		4,391,493
Lodging — 2.2%
Boyd Gaming Corp.	20,484	1,305,445
Las Vegas Sands Corp.†	41,192	2,270,915
Marriott International, Inc., Class A	19,373	3,250,596
Wyndham Hotels & Resorts, Inc.	97,158	6,631,034
		13,457,990
Machinery-Construction & Mining — 0.4%
BWX Technologies, Inc.	41,122	2,480,479
Machinery-Diversified — 3.2%
Dover Corp.	38,984	5,197,737
Esab Corp.	22,190	1,302,997
Flowserve Corp.	75,811	2,467,648
Middleby Corp.†	32,566	4,298,712
Otis Worldwide Corp.	36,295	2,885,815
Zurn Elkay Water Solutions Corp.	169,625	3,818,259
		19,971,168
Media — 0.3%
Nexstar Media Group, Inc.	6,796	1,025,652
TEGNA, Inc.	68,464	1,060,508
		2,086,160
Metal Fabricate/Hardware — 0.2%
Advanced Drainage Systems, Inc.	11,675	1,129,790
Miscellaneous Manufacturing — 3.3%
Eaton Corp. PLC	24,415	4,294,598
Fabrinet †	15,885	1,798,500
ITT, Inc.	15,106	1,150,473
John Bean Technologies Corp.	38,950	4,152,459
Parker-Hannifin Corp.	15,839	5,075,449
Textron, Inc.	65,911	4,077,914
		20,549,393
Oil & Gas — 3.8%
Coterra Energy, Inc.	170,398	3,961,754
Devon Energy Corp.	42,001	1,936,246
Diamondback Energy, Inc.	46,692	5,936,888
Marathon Oil Corp.	164,890	3,653,962

VALIC Company I Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas (continued)
Marathon Petroleum Corp.	18,825	$ 1,974,931
Ovintiv, Inc.	67,933	2,246,544
Pioneer Natural Resources Co.	10,567	2,107,483
Valero Energy Corp.	12,800	1,370,112
Weatherford International PLC†	7,462	421,155
		23,609,075
Oil & Gas Services — 1.1%
Halliburton Co.	140,602	4,028,247
Schlumberger NV	60,831	2,605,392
		6,633,639
Pharmaceuticals — 1.1%
AmerisourceBergen Corp.	33,322	5,669,738
Cigna Group	3,704	916,407
		6,586,145
Private Equity — 0.4%
Ares Management Corp., Class A	26,503	2,308,146
REITS — 7.5%
American Homes 4 Rent, Class A	50,433	1,728,843
Americold Realty Trust, Inc.	68,650	2,011,445
Brixmor Property Group, Inc.	231,448	4,635,904
Equity LifeStyle Properties, Inc.	22,316	1,409,702
Equity Residential	36,779	2,236,163
Essential Properties Realty Trust, Inc.	153,199	3,666,052
Essex Property Trust, Inc.	11,254	2,431,539
First Industrial Realty Trust, Inc.	70,258	3,652,011
Gaming & Leisure Properties, Inc.	77,688	3,739,900
Healthpeak Properties, Inc.	84,913	1,694,864
Lamar Advertising Co., Class A	30,388	2,731,273
Prologis, Inc.	19,661	2,448,778
Regency Centers Corp.	56,244	3,164,850
Ryman Hospitality Properties, Inc.	34,193	3,136,524
Simon Property Group, Inc.	28,033	2,947,670
VICI Properties, Inc.	63,509	1,964,333
Welltower, Inc.	40,636	3,031,852
		46,631,703
Retail — 2.5%
AutoZone, Inc.†	2,341	5,587,592
Burlington Stores, Inc.†	5,556	835,956
Darden Restaurants, Inc.	14,142	2,241,790
Denny's Corp.†	235,652	2,608,668
Domino's Pizza, Inc.	3,235	937,665
Ross Stores, Inc.	34,436	3,568,258
		15,779,929
Savings & Loans — 0.8%
New York Community Bancorp, Inc.	478,369	4,917,633
Semiconductors — 4.2%
Cirrus Logic, Inc.†	33,294	2,586,278
KLA Corp.	2,725	1,207,148
Microchip Technology, Inc.	49,657	3,737,186
MKS Instruments, Inc.#	62,067	6,039,740
NXP Semiconductors NV	12,486	2,236,242
Onto Innovation, Inc.†	24,351	2,614,080
Qorvo, Inc.†	22,969	2,233,965
Synaptics, Inc.†	33,108	2,848,612
Teradyne, Inc.	23,400	2,344,446
		25,847,697
Security Description	Shares or Principal Amount	Value

Software — 1.7%
Fair Isaac Corp.†	1,136	$ 894,793
Fidelity National Information Services, Inc.	26,632	1,453,308
Progress Software Corp.	45,065	2,703,900
SS&C Technologies Holdings, Inc.	51,476	2,829,121
Take-Two Interactive Software, Inc.†	18,046	2,485,476
		10,366,598
Transportation — 2.1%
Expeditors International of Washington, Inc.	28,874	3,185,091
Knight-Swift Transportation Holdings, Inc.	77,184	4,244,348
Landstar System, Inc.	15,691	2,751,888
Norfolk Southern Corp.	14,203	2,956,780
		13,138,107
Total Long-Term Investment Securities (cost $592,855,650)		607,962,642
SHORT-TERM INVESTMENTS — 2.0%
Unaffiliated Investment Companies — 2.0%
State Street Institutional Liquid Reserves Fund, Administration Class 4.77%(1)	11,193,024	11,195,262
State Street Navigator Securities Lending Government Money Market Portfolio 5.11%(1)(2)	781,598	781,598
Total Short-Term Investments (cost $11,976,812)		11,976,860
REPURCHASE AGREEMENTS — 0.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.52% dated 05/31/2023, to be repurchased 06/01/2023 in the amount of $701,269 and collateralized by $685,700 of United States Treasury Inflation Indexed Notes, bearing interest at 0.13% due 10/15/2026 and having an approximate value of $715,364 (cost $701,240)	$ 701,240	701,240
TOTAL INVESTMENTS (cost $605,533,702)(3)	100.2%	620,640,742
Other assets less liabilities	(0.2)	(936,695)
NET ASSETS	100.0%	$619,704,047
†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	The rate shown is the 7-day yield as of May 31, 2023.
(2)	At May 31, 2023, the Fund had loaned securities with a total value of $4,314,996. This was secured by collateral of $781,598, which was received in cash and subsequently invested in short-term investments currently valued at $781,598 as reported in the Portfolio of Investments. Additional collateral of $3,733,467 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2023
Government National Mtg. Assoc.	1.75%	11/20/2051	$ 42,363
United States Treasury Bills	0.00%	06/08/2023 to 03/21/2024	68,896
United States Treasury Notes/Bonds	0.13% to 4.75%	07/31/2023 to 08/15/2052	3,622,208
(3)	See Note 5 for cost of investments on a tax basis.

VALIC Company I Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$607,962,642	$ —	$—	$607,962,642
Short-Term Investments	11,976,860	—	—	11,976,860
Repurchase Agreements	—	701,240	—	701,240
Total Investments at Value	$619,939,502	$701,240	$—	$620,640,742
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I Moderate Growth Lifestyle Fund
PORTFOLIO PROFILE — May 31, 2023— (unaudited)

Industry Allocation*
Domestic Fixed Income Investment Companies	47.1%
Domestic Equity Investment Companies	39.5
International Equity Investment Companies	12.6
Short-Term Investments	0.8
100.0%
*	Calculated as a percentage of net assets

VALIC Company I Moderate Growth Lifestyle Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 99.2%
Domestic Fixed Income Investment Companies — 47.1%
VALIC Company I Core Bond Fund (cost $508,996,739)	48,445,309	$465,074,965
Domestic Equity Investment Companies — 39.5%
VALIC Company I Large Capital Growth Fund	1,972,051	33,761,516
VALIC Company I Small Cap Growth Fund	2,580,710	34,555,699
VALIC Company I Small Cap Value Fund	3,273,219	33,714,154
VALIC Company I Stock Index Fund	4,255,854	189,555,753
VALIC Company I Systematic Growth Fund	3,160,114	44,778,820
VALIC Company I Systematic Value Fund	4,590,552	53,204,496
Total Domestic Equity Investment Companies (cost $420,353,374)		389,570,438
International Equity Investment Companies — 12.6%
VALIC Company I International Equities Index Fund (cost $111,275,244)	17,077,600	124,666,481
Total Long-Term Investment Securities (cost $1,040,625,357)		979,311,884
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.8%
Unaffiliated Investment Companies — 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.02%(2) (cost $7,557,990)	7,557,990	$ 7,557,990
TOTAL INVESTMENTS (cost $1,048,183,347)(3)	100.0%	986,869,874
Other assets less liabilities	0.0	173,614
NET ASSETS	100.0%	$987,043,488
#	The VALIC Company I Moderate Growth Lifestyle Fund invests in various VALIC Company I Funds. Additional information on the underlying funds including such funds' prospectuses and shareholder reports are available at our website, www.corebridgefinancial.com/rs.
(1)	See Note 3.
(2)	The rate shown is the 7-day yield as of May 31, 2023.
(3)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$979,311,884	$—	$—	$979,311,884
Short-Term Investments	7,557,990	—	—	7,557,990
Total Investments at Value	$986,869,874	$—	$—	$986,869,874
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I Nasdaq-100 Index Fund
PORTFOLIO PROFILE — May 31, 2023— (unaudited)

Industry Allocation*
Internet	22.4%
Software	18.9
Semiconductors	17.7
Computers	13.1
Auto Manufacturers	3.9
Biotechnology	3.7
Retail	3.7
Telecommunications	2.6
Beverages	2.5
Commercial Services	1.9
Media	1.8
Healthcare-Products	1.2
Food	1.0
Electric	1.0
Electronics	0.9
Short-Term Investments	0.9
Transportation	0.7
Pharmaceuticals	0.6
Distribution/Wholesale	0.5
Repurchase Agreements	0.5
Lodging	0.3
Oil & Gas Services	0.2
Energy-Alternate Sources	0.2
Oil & Gas	0.2
100.4%
*	Calculated as a percentage of net assets

VALIC Company I Nasdaq-100 Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.0%
Auto Manufacturers — 3.9%
Lucid Group, Inc.#†	98,554	$ 764,779
PACCAR, Inc.	28,133	1,934,988
Rivian Automotive, Inc., Class A#†	49,495	729,061
Tesla, Inc.†	131,319	26,779,884
		30,208,712
Beverages — 2.5%
Keurig Dr Pepper, Inc.	75,725	2,356,562
Monster Beverage Corp.†	56,182	3,293,389
PepsiCo, Inc.	74,153	13,521,799
		19,171,750
Biotechnology — 3.7%
Amgen, Inc.	28,750	6,343,688
Biogen, Inc.†	7,779	2,305,773
Gilead Sciences, Inc.	67,146	5,166,213
Illumina, Inc.†	8,507	1,672,902
Moderna, Inc.†	20,801	2,656,496
Regeneron Pharmaceuticals, Inc.†	5,788	4,257,421
Seagen, Inc.†	10,057	1,968,155
Vertex Pharmaceuticals, Inc.†	13,842	4,478,856
		28,849,504
Commercial Services — 1.9%
Automatic Data Processing, Inc.	22,309	4,662,358
Cintas Corp.	5,471	2,583,078
CoStar Group, Inc.†	21,901	1,738,939
PayPal Holdings, Inc.†	60,915	3,776,121
Verisk Analytics, Inc.	8,329	1,824,967
		14,585,463
Computers — 13.1%
Apple, Inc.	528,148	93,614,233
Cognizant Technology Solutions Corp., Class A	27,421	1,713,538
Crowdstrike Holdings, Inc., Class A†	11,753	1,882,008
Fortinet, Inc.†	42,215	2,884,551
Zscaler, Inc.†	7,765	1,052,002
		101,146,332
Distribution/Wholesale — 0.5%
Copart, Inc.†	25,660	2,247,559
Fastenal Co.	30,741	1,655,403
		3,902,962
Electric — 1.0%
American Electric Power Co., Inc.	27,696	2,302,092
Constellation Energy Corp.	17,613	1,479,844
Exelon Corp.	53,525	2,122,266
Xcel Energy, Inc.	29,605	1,932,910
		7,837,112
Electronics — 0.9%
Honeywell International, Inc.	35,974	6,892,618
Energy-Alternate Sources — 0.2%
Enphase Energy, Inc.†	7,349	1,277,844
Food — 1.0%
Kraft Heinz Co.	65,956	2,520,839
Mondelez International, Inc., Class A	73,403	5,388,514
		7,909,353
Healthcare-Products — 1.2%
Align Technology, Inc.†	4,125	1,165,973
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
IDEXX Laboratories, Inc.†	4,464	$ 2,074,733
Intuitive Surgical, Inc.†	18,866	5,807,709
		9,048,415
Internet — 22.4%
Airbnb, Inc., Class A†	22,017	2,416,806
Alphabet, Inc., Class A†	251,944	30,956,359
Alphabet, Inc., Class C†	247,688	30,557,269
Amazon.com, Inc.†	425,289	51,281,348
Booking Holdings, Inc.†	2,027	5,085,277
eBay, Inc.	28,906	1,229,661
JD.com, Inc. ADR	24,817	809,034
MercadoLibre, Inc.†	2,706	3,352,734
Meta Platforms, Inc., Class A†	119,839	31,723,780
Netflix, Inc.†	23,978	9,476,825
Palo Alto Networks, Inc.†	16,293	3,476,763
PDD Holdings, Inc. ADR†	32,044	2,093,114
		172,458,970
Lodging — 0.3%
Marriott International, Inc., Class A	16,590	2,783,636
Media — 1.8%
Charter Communications, Inc., Class A†	8,219	2,680,627
Comcast Corp., Class A	226,491	8,912,421
Sirius XM Holdings, Inc.#	209,471	745,717
Warner Bros. Discovery, Inc.†	130,837	1,475,841
		13,814,606
Oil & Gas — 0.2%
Diamondback Energy, Inc.	9,885	1,256,878
Oil & Gas Services — 0.2%
Baker Hughes Co.	54,446	1,483,653
Pharmaceuticals — 0.6%
AstraZeneca PLC ADR	32,459	2,372,104
Dexcom, Inc.†	20,805	2,439,594
		4,811,698
Retail — 3.7%
Costco Wholesale Corp.	23,891	12,221,680
Dollar Tree, Inc.†	11,909	1,606,286
Lululemon Athletica, Inc.†	6,590	2,187,419
O'Reilly Automotive, Inc.†	3,329	3,007,119
Ross Stores, Inc.	18,541	1,921,218
Starbucks Corp.	61,880	6,041,963
Walgreens Boots Alliance, Inc.	46,439	1,410,353
		28,396,038
Semiconductors — 17.7%
Advanced Micro Devices, Inc.†	86,760	10,255,900
Analog Devices, Inc.	27,236	4,839,565
Applied Materials, Inc.	45,502	6,065,417
ASML Holding NV	4,731	3,420,182
Broadcom, Inc.	22,448	18,137,086
GlobalFoundries, Inc.#†	29,348	1,711,869
Intel Corp.	222,743	7,003,040
KLA Corp.	7,456	3,302,933
Lam Research Corp.	7,265	4,480,325
Marvell Technology, Inc.	45,938	2,686,914
Microchip Technology, Inc.	29,494	2,219,718
Micron Technology, Inc.	58,751	4,006,818
NVIDIA Corp.	132,989	50,315,058
NXP Semiconductors NV	13,952	2,498,803

VALIC Company I Nasdaq-100 Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors (continued)
QUALCOMM, Inc.	60,033	$ 6,808,343
Texas Instruments, Inc.	48,792	8,483,953
		136,235,924
Software — 18.9%
Activision Blizzard, Inc.†	42,227	3,386,605
Adobe, Inc.†	24,649	10,298,106
ANSYS, Inc.†	4,689	1,517,314
Atlassian Corp., Class A†	8,082	1,461,145
Autodesk, Inc.†	11,617	2,316,314
Cadence Design Systems, Inc.†	14,696	3,393,453
Datadog, Inc., Class A†	15,832	1,502,615
Electronic Arts, Inc.	14,765	1,889,920
Fiserv, Inc.†	33,819	3,794,154
Intuit, Inc.	15,105	6,330,808
Microsoft Corp.	307,655	101,030,825
Paychex, Inc.	19,408	2,036,481
Synopsys, Inc.†	8,200	3,730,672
Workday, Inc., Class A†	10,984	2,328,498
Zoom Video Communications, Inc., Class A†	13,226	887,861
		145,904,771
Telecommunications — 2.6%
Cisco Systems, Inc.	220,526	10,953,527
T-Mobile US, Inc.†	65,653	9,010,874
		19,964,401
Transportation — 0.7%
CSX Corp.	111,054	3,406,026
Old Dominion Freight Line, Inc.	5,924	1,839,047
		5,245,073
Total Long-Term Investment Securities (cost $309,855,359)		763,185,713
SHORT-TERM INVESTMENTS — 0.9%
Unaffiliated Investment Companies — 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio 5.11%(1)(2)	3,262,035	3,262,035
Security Description	Shares or Principal Amount	Value

U.S. Government — 0.5%
United States Treasury Bills
4.58%, 06/15/2023(3)	$3,500,000	$ 3,493,045
Total Short-Term Investments (cost $6,755,808)		6,755,080
REPURCHASE AGREEMENTS — 0.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.52% dated 05/31/2023, to be repurchased 06/01/2023 in the amount of $3,743,484 and collateralized by $3,730,500 of United States Treasury Notes, bearing interest at 4.00% due 02/28/2030 and having an approximate value of $3,818,225 (cost $3,743,326)	3,743,326	3,743,326
TOTAL INVESTMENTS (cost $320,354,493)(4)	100.4%	773,684,119
Other assets less liabilities	(0.4)	(3,023,762)
NET ASSETS	100.0%	$770,660,357
#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of May 31, 2023.
(2)	At May 31, 2023, the Fund had loaned securities with a total value of $3,951,426. This was secured by collateral of $3,262,035, which was received in cash and subsequently invested in short-term investments currently valued at $3,262,035 as reported in the Portfolio of Investments. Additional collateral of $905,866 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2023
United States Treasury Bills	0.00%	06/08/2023 to 03/21/2024	$ 76,468
United States Treasury Notes/Bonds	0.13% to 4.75%	09/30/2023 to 08/15/2052	829,398
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 5 for cost of investments on a tax basis.
ADR—American Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
21	Long	NASDAQ 100 E-Mini Index	June 2023	$5,178,489	$6,006,210	$827,721
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

VALIC Company I Nasdaq-100 Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$763,185,713	$ —	$—	$763,185,713
Short-Term Investments:
U.S. Government	—	3,493,045	—	3,493,045
Other Short-Term Investments	3,262,035	—	—	3,262,035
Repurchase Agreements	—	3,743,326	—	3,743,326
Total Investments at Value	$766,447,748	$7,236,371	$—	$773,684,119
Other Financial Instruments:†
Futures Contracts	$ 827,721	$ —	$—	$ 827,721
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

VALIC Company I Science & Technology Fund
PORTFOLIO PROFILE — May 31, 2023— (unaudited)

Industry Allocation*
Software	27.0%
Semiconductors	24.9
Internet	24.8
Computers	7.1
Diversified Financial Services	4.0
Commercial Services	3.0
Electronics	2.6
Telecommunications	2.5
Auto Manufacturers	0.9
Medical Labs & Testing Services	0.3
Medical - Biomedical/Gene	0.2
Home Furnishings	0.2
Entertainment	0.2
Machinery-Diversified	0.2
Automotive - Cars & Lt. Trucks	0.2
Healthcare-Services	0.2
E-Commerce/Services	0.1
Energy-Alternate Sources	0.1
Entertainment Software	0.1
Biotechnology	0.1
Repurchase Agreements	0.1
98.8%
*	Calculated as a percentage of net assets

VALIC Company I Science & Technology Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.7%
Auto Manufacturers — 0.9%
Tesla, Inc.†	91,602	$ 18,680,396
Biotechnology — 0.0%
Ginkgo Bioworks, Inc., Earnout Shares 15.00†(1)	12,842	5,393
Ginkgo Bioworks, Inc., Earnout Shares 17.50†(1)	12,842	5,394
Ginkgo Bioworks, Inc., Earnout Shares 20.00†(1)	12,842	5,394
		16,181
Commercial Services — 3.0%
Adyen NV*†	3,564	5,838,976
Block, Inc.†	220,845	13,336,829
FleetCor Technologies, Inc.†	41,575	9,418,816
Global Payments, Inc.	101,378	9,903,617
GMO Payment Gateway, Inc.	74,100	5,849,951
RELX PLC	174,562	5,465,373
S&P Global, Inc.	16,067	5,903,498
WEX, Inc.†	61,870	10,261,139
		65,978,199
Computers — 7.1%
Apple, Inc.	724,496	128,416,916
Crowdstrike Holdings, Inc., Class A†	107,543	17,220,861
Genpact, Ltd.	245,598	9,033,094
		154,670,871
Diversified Financial Services — 4.0%
Mastercard, Inc., Class A	94,177	34,376,488
Visa, Inc., Class A	236,628	52,301,887
		86,678,375
E-Commerce/Services — 0.0%
Maplebear, Inc. (dba Instacart) Non-Voting†(1)(2)	523	19,129
Maplebear, Inc. (dba Instacart) Voting†(1)(2)	10,016	366,335
		385,464
Electronics — 2.6%
Altium, Ltd.	119,020	2,984,815
E Ink Holdings, Inc.	835,000	5,601,601
Flex, Ltd.†	1,275,766	32,391,699
Hoya Corp.	89,100	11,180,591
NEXTracker, Inc.†	88,855	3,398,704
		55,557,410
Energy-Alternate Sources — 0.1%
SolarEdge Technologies, Inc.†	10,097	2,875,928
Entertainment — 0.2%
Warner Music Group Corp., Class A	150,353	3,676,131
Entertainment Software — 0.1%
Epic Games, Inc.(1)(2)	3,719	2,564,976
Healthcare-Services — 0.1%
Verily Life Sciences LLC Series B†(1)(2)	6,986	1,114,477
Home Furnishings — 0.2%
Sony Group Corp.	40,900	3,824,269
Internet — 24.8%
Airbnb, Inc., Class A†	42,023	4,612,865
Alibaba Group Holding, Ltd. ADR†	45,081	3,586,194
Alphabet, Inc., Class A†	417,091	51,247,971
Alphabet, Inc., Class C†	756,855	93,373,201
Security Description	Shares or Principal Amount	Value

Internet (continued)
Amazon.com, Inc.†	1,178,533	$ 142,107,509
Booking Holdings, Inc.†	3,290	8,253,853
Cargurus, Inc.†	154,478	2,902,642
Coupang, Inc.†	208,774	3,256,875
Etsy, Inc.†	27,145	2,200,102
GoDaddy, Inc., Class A†	63,799	4,681,571
M3, Inc.	144,300	3,207,562
MercadoLibre, Inc.†	17,940	22,227,660
Meta Platforms, Inc., Class A†	254,121	67,270,911
Netflix, Inc.†	44,646	17,645,439
Okta, Inc.†	229,298	20,843,188
Palo Alto Networks, Inc.†	121,724	25,974,684
Shopify, Inc., Class A†	72,032	4,119,510
Shopify, Inc., Class A†	191,870	10,977,932
Spotify Technology SA†	31,037	4,621,409
Squarespace, Inc., Class A†	204,391	6,007,052
Tencent Holdings, Ltd.	105,000	4,161,642
Trainline PLC*†	1,538,991	4,688,959
Trip.com Group, Ltd.†	139,000	4,407,023
Trip.com Group, Ltd. ADR†	110,248	3,481,632
Uber Technologies, Inc.†	414,253	15,712,616
VeriSign, Inc.†	25,468	5,687,514
		537,257,516
Machinery-Diversified — 0.2%
Keyence Corp.	7,400	3,587,871
Pharmaceuticals — 0.0%
Leap Therapeutics, Inc.†(2)	31,658	27,471
Real Estate — 0.0%
KE Holdings, Inc. ADR†	14,457	205,868
Semiconductors — 24.9%
Advanced Micro Devices, Inc.†	628,759	74,325,601
Analog Devices, Inc.	20,968	3,725,804
Applied Materials, Inc.	121,815	16,237,939
ASM International NV	23,892	10,474,646
ASML Holding NV	32,632	23,387,539
ASML Holding NV	12,275	8,873,966
ASPEED Technology, Inc.	46,000	4,295,905
Broadcom, Inc.	22,650	18,300,294
Hamamatsu Photonics KK	128,200	6,509,246
Infineon Technologies AG	173,080	6,419,103
Intel Corp.	616,085	19,369,712
KLA Corp.	37,763	16,728,631
Lam Research Corp.	38,052	23,466,668
Marvell Technology, Inc.	470,994	27,548,439
Micron Technology, Inc.	504,993	34,440,523
Monolithic Power Systems, Inc.	42,433	20,788,351
NVIDIA Corp.	292,717	110,746,550
NXP Semiconductors NV	47,745	8,551,129
ON Semiconductor Corp.†	311,173	26,014,063
Renesas Electronics Corp.†	259,100	4,220,498
Rohm Co., Ltd.	75,100	6,326,630
Samsung Electronics Co., Ltd.	58,456	3,131,956
SOITEC †	40,366	5,643,711
STMicroelectronics NV	102,369	4,435,458
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	167,102	16,474,586
Texas Instruments, Inc.	182,500	31,733,100
Wolfspeed, Inc.#†	133,125	6,395,325
		538,565,373
Software — 27.0%
Adobe, Inc.†	10,469	4,373,843

VALIC Company I Science & Technology Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
ANSYS, Inc.†	21,764	$ 7,042,613
Aspen Technology, Inc.†	24,299	3,983,092
Atlassian Corp., Class A†	19,683	3,558,490
Autodesk, Inc.†	22,313	4,448,989
Bentley Systems, Inc., Class B	74,401	3,629,281
Cadence Design Systems, Inc.†	97,036	22,406,583
Ceridian HCM Holding, Inc.†	209,284	12,944,215
Cloudflare, Inc., Class A†	128,610	8,894,668
Constellation Software, Inc.	3,500	7,136,674
Dassault Systemes SE	145,107	6,368,679
Datadog, Inc., Class A†	153,355	14,554,923
Dynatrace, Inc.†	44,410	2,264,466
Fair Isaac Corp.†	9,333	7,351,324
Five9, Inc.†	39,555	2,614,981
Guidewire Software, Inc.†	60,290	5,002,864
HashiCorp, Inc., Class A†	159,284	5,469,813
HubSpot, Inc.†	50,495	26,155,905
Intuit, Inc.	27,078	11,348,931
Microsoft Corp.	667,112	219,072,910
MongoDB, Inc.†	67,108	19,715,659
MSCI, Inc.	7,383	3,473,923
Oracle Corp.	283,771	30,062,700
Paycom Software, Inc.	19,790	5,543,773
ROBLOX Corp., Class A†	80,379	3,364,665
Salesforce, Inc.†	252,761	56,461,752
SentinelOne, Inc., Class A†	189,159	4,044,219
ServiceNow, Inc.†	77,454	42,195,390
Snowflake, Inc., Class A†	111,302	18,404,899
Workday, Inc., Class A†	95,539	20,253,313
Xero, Ltd.†	49,088	3,487,947
		585,631,484
Telecommunications — 2.5%
Accton Technology Corp.	541,000	6,186,556
Arista Networks, Inc.†	120,566	20,054,948
Harmonic, Inc.†	351,364	6,187,520
Motorola Solutions, Inc.	53,171	14,989,968
Nokia Oyj ADR	1,914,947	7,678,938
		55,097,930
Total Common Stocks (cost $1,876,964,054)		2,116,396,190
CONVERTIBLE PREFERRED STOCKS — 1.0%
Automotive - Cars & Lt. Trucks — 0.2%
GM Cruise Holdings LLC Class F†(1)(2)	89,700	1,468,389
Waymo LLC Series A-2†(1)(2)	21,059	980,402
Waymo LLC Series B-2†(1)(2)	10,055	479,623
		2,928,414
Biotechnology — 0.1%
Freenome Holdings, Inc. Series B†(1)(2)	94,602	674,512
Freenome Holdings, Inc. Series C†(1)(2)	53,807	423,461
Insitro, Inc. Series B†(1)(2)	52,029	599,895
PrognomIQ, Inc. Series A-4†(1)(2)	35,670	62,779
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
PrognomIQ, Inc. Series A-5†(1)(2)	30,468	$ 53,928
PrognomIQ, Inc. Series B†(1)(2)	216,177	531,796
		2,346,371
E-Commerce/Services — 0.1%
Maplebear, Inc. (dba Instacart) Series G†(1)(2)	20,650	755,274
Rappi, Inc. Series E†(1)(2)	39,184	1,424,142
Rappi, Inc. Series F†(1)(2)	14,609	530,964
		2,710,380
Healthcare-Services — 0.1%
Caris Life Sciences, Inc. Series C†(1)(2)	217,911	1,199,600
Medical - Biomedical/Gene — 0.2%
National Resilience, Inc. Series B†(1)(2)	69,360	4,212,233
Medical Imaging Systems — 0.0%
RefleXion Medical, Inc.(2)	67,040	141,454
RefleXion Medical, Inc. Series C†(1)(2)	160,251	338,130
		479,584
Medical Information Systems — 0.0%
Kardium, Inc. Series D-5†(1)(2)	542,402	565,682
Medical Labs & Testing Services — 0.3%
Tempus Labs, Inc. Series D†(1)(2)	60,677	3,428,250
Tempus Labs, Inc. Series E†(1)(2)	39,722	2,244,293
Tempus Labs, Inc. Series F†(1)(2)	10,551	596,131
Tempus Labs, Inc. Series G†(1)(2)	6,661	376,347
		6,645,021
Pharmaceuticals — 0.0%
Leap Therapeutics, Inc. HoldBack Shares†(1)(2)	25	18,378
Leap Therapeutics, Inc. Series X†(1)(2)	193	156,826
		175,204
Retirement/Aged Care — 0.0%
Honor Tech, Inc. Series D†(1)(2)	180,527	292,454
Software — 0.0%
Mesosphere, Inc. Series D†(1)(2)	151,129	145,084
Therapeutics — 0.0%
Color Health, Inc. Series D-1†(1)(2)	26,210	243,229
Total Convertible Preferred Stocks (cost $17,550,167)		21,943,256

VALIC Company I Science & Technology Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
ESCROWS AND LITIGATION TRUSTS — 0.0%
Exact Sciences CMO Milestone †(1)	216,096	$ 123,175
Exact Sciences FDA Milestone †(1)	108,048	72,392
Acerta Pharma B.V. (Escrow Shares) †(1)	493,535	468,858
Total Escrows and Litigation Trusts (cost $493,534)		664,425
Total Long-Term Investment Securities (cost $1,895,007,755)		2,139,003,871
Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 0.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.52% dated 05/31/2023, to be repurchased 06/01/2023 in the amount of $1,092,695 and collateralized by $1,068,300 of United States Treasury Inflation Indexed Notes, bearing interest at 0.13% due 10/15/2026 and having an approximate value of $1,114,516 (cost $1,092,649)	$1,092,649	$ 1,092,649
TOTAL INVESTMENTS (cost $1,896,100,404)(3)	98.8%	2,140,096,520
Other assets less liabilities	1.2	26,034,285
NET ASSETS	100.0%	$2,166,130,805
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Science & Technology Fund has no right to demand registration of these securities. At May 31, 2023, the aggregate value of these securities was $10,527,935 representing 0.5% of net assets.
#	The security or a portion thereof is out on loan.
At May 31, 2023, the Fund had loaned securities with a total value of $5,784,352. This was secured by collateral of $6,325,003 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2023
United States Treasury Bills	0.00%	06/08/2023 to 03/21/2024	$ 628,724
United States Treasury Notes/Bonds	0.25% to 4.75%	09/30/2023 to 08/15/2052	5,696,279
(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2023, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Epic Games, Inc.
	06/18/2020	2,698	$1,553,204
	03/29/2021	1,021	904,286
		3,719	2,457,490	$ 2,564,976	$690.00	0.1%
Leap Therapeutics, Inc.	02/09/2023	31,658	40,333	27,471	0.87	0.0
Maplebear, Inc. (dba Instacart) Non-Voting	08/07/2020	523	24,233	19,129	36.58	0.0
Maplebear, Inc. (dba Instacart) Voting	08/07/2020	10,016	464,080	366,335	36.58	0.0
Verily Life Sciences LLC Series B	01/23/2019	6,986	861,094	1,114,477	159.53	0.1
Convertible Preferred Stocks
Caris Life Sciences, Inc. Series C	08/14/2020	217,911	601,434	1,199,600	5.51	0.1

VALIC Company I Science & Technology Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Stocks (continued)
Color Health, Inc. Series D-1	01/13/2020	26,210	$543,971	$ 243,229	$ 9.28	0.0%
Freenome Holdings, Inc. Series B	06/24/2019	94,602	431,111	674,512	7.13	0.1
Freenome Holdings, Inc. Series C	08/14/2020	53,807	355,842	423,461	7.87	0.0
GM Cruise Holdings LLC Class F	05/07/2019	89,700	1,637,025	1,468,389	16.37	0.1
Honor Tech, Inc. Series D	10/16/2020	180,527	434,723	292,454	1.62	0.0
Insitro, Inc. Series B	05/21/2020	52,029	324,177	599,895	11.53	0.0
Kardium, Inc. Series D-5	11/29/2018	542,402	525,533	565,682	1.04	0.0
Leap Therapeutics, Inc. HoldBack Shares	02/09/2023	25	31,850	18,378	735.14	0.0
Leap Therapeutics, Inc. Series X	02/09/2023	193	245,885	156,826	812.57	0.0
Maplebear, Inc. (dba Instacart) Series G	07/02/2020	20,650	993,098	755,274	36.58	0.0
Mesosphere, Inc. Series D	05/04/2018	151,129	1,670,655	145,084	0.96	0.0
National Resilience, Inc. Series B	10/23/2020	69,360	947,458	4,212,233	60.73	0.2
PrognomIQ, Inc. Series A-4	11/15/2019	35,670	81,510	62,779	1.76	0.0
PrognomIQ, Inc. Series A-5	05/12/2020	30,468	69,623	53,928	1.77	0.0
PrognomIQ, Inc. Series B	09/11/2020	216,177	493,989	531,796	2.46	0.0
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Stocks (continued)
Rappi, Inc. Series E	09/08/2020	39,184	$2,341,089	$ 1,424,142	$ 36.35	0.1%
Rappi, Inc. Series F	07/08/2021	14,609	941,157	530,964	36.35	0.0
RefleXion Medical, Inc.	04/04/2020	67,040	127,808	141,454	2.11	0.0
RefleXion Medical, Inc. Series C	04/03/2018	160,251	271,145	338,130	2.11	0.0
Tempus Labs, Inc. Series D	03/16/2018	60,677	568,780	3,428,250	56.50	0.2
Tempus Labs, Inc. Series E	08/23/2018	39,722	665,058	2,244,293	56.50	0.1
Tempus Labs, Inc. Series F	04/30/2019	10,551	261,239	596,131	56.50	0.0
Tempus Labs, Inc. Series G	02/06/2020	6,661	255,465	376,347	56.50	0.0
Waymo LLC Series A-2	05/08/2020	21,059	1,808,277	980,402	46.56	0.1
Waymo LLC Series B-2	06/11/2021	10,055	922,265	479,623	47.70	0.0
				$26,035,644		1.2%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Fund and may not equal the sum of the individual percentages shown due to rounding.
(3)	See Note 5 for cost of investments on a tax basis.
ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Biotechnology	$ —	$ —	$ 16,181	$ 16,181
Commercial Services	48,823,899	17,154,300	—	65,978,199
E-Commerce/Services	—	—	385,464	385,464
Electronics	35,790,403	19,767,007	—	55,557,410
Entertainment Software	—	—	2,564,976	2,564,976
Healthcare-Services	—	—	1,114,477	1,114,477
Home Furnishings	—	3,824,269	—	3,824,269
Internet	520,792,330	16,465,186	—	537,257,516
Machinery-Diversified	—	3,587,871	—	3,587,871
Semiconductors	463,720,681	74,844,692	—	538,565,373
Software	575,774,858	9,856,626	—	585,631,484
Telecommunications	48,911,374	6,186,556	—	55,097,930
Other Industries	266,815,040	—	—	266,815,040
Convertible Preferred Stocks	—	—	21,943,256	21,943,256
Escrows and Litigation Trusts	—	—	664,425	664,425
Repurchase Agreements	—	1,092,649	—	1,092,649
Total Investments at Value	$1,960,628,585	$152,779,156	$26,688,779	$2,140,096,520
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

VALIC Company I Science & Technology Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
	Common Stocks	Convertible Preferred Securities	Escrows and Litigation Trusts
Balance as of May 31, 2022	$ 5,324,841	$29,401,486	$1,084,494
Accrued Discounts	-	-	-
Accrued Premiums	-	-	-
Realized Gain	83,475	-	220
Realized Loss	(21,604,506)	-	-
Change in unrealized appreciation (1)	24,967,754	81,609	104,613
Change in unrealized depreciation (1)	(1,414,366)	(7,817,574)	(11,003)
Net Purchases	2,555	277,735	-
Net Sales	(3,278,655)	-	(513,899)
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-
Balance as of May 31, 2023	$ 4,081,098	$21,943,256	$ 664,425
(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at May 31, 2023 includes:
Common Stocks	Convertible Preferred Securities	Escrows and Litigation Trusts
($791,644)	($7,735,965)	$30,626
Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at May 31, 2023.

VALIC Company I Science & Technology Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

The following is quantitative information about Level 3 fair value measurements:
Description	Fair Value at May 31, 2023	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)(2)
Common Stock	$2,564,976	Market Approach	Weight Average of Secondary Transactions*	$690.6500
			Revenue Multiple*	5.75x
	$385,464	Market Approach	Secondary Transaction Price*	$32.5000
			Gross Profit Multiple*	7.25x
	$1,114,477	Market Approach	Revenue Multiple*	30.86x
	$16,181	Market Approach	Term (years)	3.32
			Volatility*	90%
Preferred Securities	$175,204	Market Approach	Conversion Mulitple to LPTX US	1,000
			Discount for Lack of Marketability	8.75%-17.38% (9.65%)
	$4,212,233	Market Approach	Market Transaction Price*	$60.7300
	$1,079,479	Market Approach	Market Transaction Price*	$2.37-$18.29 ($11.22)
			Adjustment to Last Capital Raise*	-10.00% to -35.00%(-23.89%)
	$565,682	Market Approach	Market Transaction Price*	$1.0158
			Volatility*	70.00%
			Term (years)	3.00
	$1,746,476	Market Approach	Adjustment to Last Capital Raise*	-10.00% to -15.00% (-13.14%)
			Volatility*	70.00% - 75.00% (71.86%)
			Term (years)	2.00-3.00 (2.37)
	$755,274	Market Approach	Secondary Transaction Price*	$32.5000
			Gross Profit Multiple*	7.25x
	$1,955,106	Market Approach	Market Transaction Price*	$64.4231
			Gross Merchandise Volume Multiple*	0.50x
			Gross Profit Multiple*	11.00x
			Sales Multiple*	2.65x
			Discount for Lack of Marketability	10.00%
	$1,460,025	Market Approach	Adjustment to Last Capital Raise*	-40.00%
			Sales Multiple*	5.50x
			Volatility*	80.00%
			Term (years)*	5.00
			Discount for Lack of Marketability	10.00%
	$6,888,250	Market Approach	Revenue Multiple*	2.00x - 27.00x (26.12x)
	$1,199,600	Market Approach	Revenue Multiple*	13.0x
			Projected Sales Multiple*	7.20x
			Projection Discount Rate	15.0%
			Discount for Lack of Marketability	10.0%
	$1,468,389	Market Approach	Revenue Multiple*	2.38x
			Projected Sales Multiple*	4.74x
			Projection Discount Rate	25.00%
			Volatility*	85.00%
			Term (years)	4.07
			Discount for Lack of Marketability	10.0%
	$292,454	Market Approach	Gross Profit Multiple*	3.95x
			Revenue Multiple*	4.00x
			Sales Multiple*	1.60x
			Volatility*	75.00%
			Term (years)	2.00
			Discount for Lack of Marketability	10.0%
	$145,084	Market Approach and	Revenue Multiple*	1.38x
		Cost Approach	Volatility*	60.00%
			Term (years)*	1.00
Escrow and Litigation Trusts	$664,425	Income Approach	Estimated Future Cash Distribution*	$0.57-$0.95 ($0.85)
(1) The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.
(2) The average represents the arithmetic average of the inputs and is weighted by the relative fair value or notional amount.

VALIC Company I Science & Technology Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

See Notes to Financial Statements

VALIC Company I Small Cap Growth Fund
PORTFOLIO PROFILE — May 31, 2023— (unaudited)

Industry Allocation*
Software	17.4%
Biotechnology	10.2
Healthcare-Products	6.7
Retail	6.1
Computers	6.1
Pharmaceuticals	3.4
Machinery-Diversified	3.3
Semiconductors	3.3
Oil & Gas	2.7
Healthcare-Services	2.6
Distribution/Wholesale	2.3
Commercial Services	2.2
Building Materials	2.1
REITS	2.1
Miscellaneous Manufacturing	2.0
Metal Fabricate/Hardware	1.9
Engineering & Construction	1.9
Leisure Time	1.8
Diversified Financial Services	1.8
Environmental Control	1.5
Transportation	1.5
Hand/Machine Tools	1.4
Food	1.4
Entertainment	1.2
Aerospace/Defense	1.2
Energy-Alternate Sources	1.1
Lodging	1.1
Cosmetics/Personal Care	0.9
Home Builders	0.9
Telecommunications	0.8
Oil & Gas Services	0.8
Electronics	0.8
Household Products/Wares	0.7
Short-Term Investments	0.7
Home Furnishings	0.6
Banks	0.6
Machinery-Construction & Mining	0.6
Electrical Components & Equipment	0.6
Auto Parts & Equipment	0.5
Insurance	0.5
Agriculture	0.1
Retail - Restaurants	0.1
Medical - Biomedical/Gene	0.1
99.6%
*	Calculated as a percentage of net assets

VALIC Company I Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.5%
Aerospace/Defense — 1.2%
Hexcel Corp.	96,564	$ 6,661,950
Auto Parts & Equipment — 0.5%
Fox Factory Holding Corp.†	31,323	2,785,241
Banks — 0.6%
Dogwood State Bank (Non-Voting Shares)†(1)(2)	3,056	61,120
Dogwood State Bank (Voting Shares)†(1)(2)	1,501	30,020
First Financial Bankshares, Inc.	65,717	1,702,070
Grasshopper Bancorp, Inc.†(1)(2)	5,208	12,551
Pinnacle Financial Partners, Inc.	33,033	1,607,056
		3,412,817
Biotechnology — 10.2%
ADC Therapeutics SA#†	176,496	414,766
Allogene Therapeutics, Inc.#†	200,176	1,050,924
Amicus Therapeutics, Inc.†	554,679	6,245,685
Apellis Pharmaceuticals, Inc.†	85,507	7,340,776
Arrowhead Pharmaceuticals, Inc.†	136,421	4,694,247
Atara Biotherapeutics, Inc.†	350,389	536,095
Blueprint Medicines Corp.†	78,862	4,457,280
Cogent Biosciences, Inc. CVR†(1)	30,000	0
Halozyme Therapeutics, Inc.†	190,656	6,182,974
Intra-Cellular Therapies, Inc.†	101,322	6,016,500
Karuna Therapeutics, Inc.†	7,511	1,701,617
REGENXBIO, Inc.†	166,329	2,865,849
Relay Therapeutics, Inc.†	167,713	1,868,323
REVOLUTION Medicines, Inc.†	147,116	3,667,602
Sage Therapeutics, Inc.†	69,082	3,419,559
Twist Bioscience Corp.†	204,572	3,099,266
Verve Therapeutics, Inc.†	90,990	1,408,525
		54,969,988
Building Materials — 2.1%
AAON, Inc.	57,972	5,020,955
Simpson Manufacturing Co., Inc.	53,597	6,334,629
		11,355,584
Commercial Services — 2.2%
Bright Horizons Family Solutions, Inc.†	49,137	4,206,127
Flywire Corp.†	72,218	2,169,429
Remitly Global, Inc.†	300,021	5,502,385
		11,877,941
Computers — 6.1%
CyberArk Software, Ltd.†	45,385	7,022,421
ExlService Holdings, Inc.†	36,880	5,566,667
Globant SA†	14,425	2,651,459
KBR, Inc.	133,566	7,883,066
Super Micro Computer, Inc.†	44,438	9,951,890
		33,075,503
Cosmetics/Personal Care — 0.9%
e.l.f. Beauty, Inc.†	48,804	5,076,592
Distribution/Wholesale — 2.3%
Rush Enterprises, Inc., Class A	80,778	4,222,266
SiteOne Landscape Supply, Inc.†	22,523	3,105,696
WESCO International, Inc.	38,302	5,261,929
		12,589,891
Diversified Financial Services — 1.8%
Air Lease Corp.	107,574	4,089,963
Evercore, Inc., Class A	34,241	3,696,316
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
Focus Financial Partners, Inc., Class A†	29,573	$ 1,540,458
Hamilton Lane, Inc., Class A	2,195	148,454
		9,475,191
E-Commerce/Products — 0.0%
Rover Group, Inc.†(1)	8,145	209
Electrical Components & Equipment — 0.6%
Littelfuse, Inc.	12,764	3,268,095
Electronics — 0.8%
NEXTracker, Inc.†	105,926	4,051,670
Energy-Alternate Sources — 1.1%
Shoals Technologies Group, Inc., Class A†	250,613	5,886,899
Engineering & Construction — 1.9%
EMCOR Group, Inc.	38,955	6,421,342
MasTec, Inc.†	37,230	3,773,633
		10,194,975
Entertainment — 1.2%
Marriott Vacations Worldwide Corp.	25,956	3,198,298
Six Flags Entertainment Corp.†	138,352	3,534,894
		6,733,192
Environmental Control — 1.5%
Casella Waste Systems, Inc., Class A†	92,462	8,336,374
Food — 1.4%
Grocery Outlet Holding Corp.†	150,348	4,317,995
Performance Food Group Co.†	60,412	3,340,179
		7,658,174
Hand/Machine Tools — 1.4%
MSA Safety, Inc.	56,979	7,838,031
Healthcare-Products — 6.7%
CONMED Corp.	67,830	8,227,779
Establishment Labs Holdings, Inc.†	37,725	2,434,017
Inari Medical, Inc.†	52,825	3,190,630
iRhythm Technologies, Inc.†	59,059	6,748,672
Natera, Inc.†	113,705	5,356,642
Shockwave Medical, Inc.†	36,619	10,073,521
		36,031,261
Healthcare-Services — 2.6%
Acadia Healthcare Co., Inc.†	67,730	4,783,770
Accolade, Inc.†	344,392	4,146,480
Amedisys, Inc.†	45,502	3,454,967
Cano Health, Inc.#†	825,014	1,122,019
Personalis, Inc.†	224,587	404,256
		13,911,492
Home Builders — 0.9%
LCI Industries	25,524	2,757,613
Winnebago Industries, Inc.	40,202	2,236,839
		4,994,452
Home Furnishings — 0.6%
Sonos, Inc.†	236,334	3,433,933
Household Products/Wares — 0.7%
Helen of Troy, Ltd.†	40,321	3,882,106
Human Resources — 0.0%
Checkr, Inc.†(1)(2)	5,868	31,687

VALIC Company I Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance — 0.5%
Kinsale Capital Group, Inc.	8,647	$ 2,619,868
Leisure Time — 1.8%
Life Time Group Holdings, Inc.†	241,990	4,600,230
Planet Fitness, Inc., Class A†	78,975	5,049,661
		9,649,891
Lodging — 1.1%
Boyd Gaming Corp.	91,176	5,810,647
Machinery-Construction & Mining — 0.6%
Bloom Energy Corp., Class A#†	249,093	3,417,556
Machinery-Diversified — 3.3%
Applied Industrial Technologies, Inc.	72,542	8,919,764
Cactus, Inc., Class A	175,312	5,536,353
Chart Industries, Inc.†	32,137	3,526,393
		17,982,510
Metal Fabricate/Hardware — 1.9%
Advanced Drainage Systems, Inc.	40,893	3,957,216
Valmont Industries, Inc.	24,127	6,327,788
		10,285,004
Miscellaneous Manufacturing — 2.0%
ITT, Inc.	72,328	5,508,500
John Bean Technologies Corp.	47,770	5,092,760
		10,601,260
Oil & Gas — 2.7%
Chord Energy Corp.	25,379	3,630,212
Matador Resources Co.	158,654	6,976,017
SM Energy Co.	100,138	2,632,628
Venture Global LNG, Inc. Series B†(1)(2)	4	72,000
Venture Global LNG, Inc. Series C†(1)(2)	59	1,062,000
		14,372,857
Oil & Gas Services — 0.8%
TechnipFMC PLC†	342,853	4,505,088
Pharmaceuticals — 3.4%
Acelyrin, Inc.†	202,290	3,661,449
Agios Pharmaceuticals, Inc.†	73,116	1,848,372
Alector, Inc.†	152,720	1,136,237
Arvinas, Inc.†	100,085	2,184,856
Coherus Biosciences, Inc.†	346,591	1,417,557
G1 Therapeutics, Inc.†	175,751	446,408
Heron Therapeutics, Inc.†	562,355	641,085
Leap Therapeutics, Inc.†(2)	2,477	2,149
PMV Pharmaceuticals Inc†	153,969	823,734
Revance Therapeutics, Inc.†	198,323	6,060,751
		18,222,598
REITS — 2.1%
CubeSmart	92,122	4,093,902
Terreno Realty Corp.	117,428	7,201,859
		11,295,761
Retail — 6.1%
Burlington Stores, Inc.†	5,339	803,306
Floor & Decor Holdings, Inc., Class A†	42,111	3,845,155
Freshpet, Inc.†	86,489	5,168,583
Lithia Motors, Inc.	12,780	2,981,318
Security Description	Shares or Principal Amount	Value

Retail (continued)
National Vision Holdings, Inc.†	186,311	$ 4,704,353
Papa John's International, Inc.	50,684	3,553,455
Petco Health & Wellness Co., Inc.†	382,389	2,921,452
Texas Roadhouse, Inc.	85,731	9,250,375
		33,227,997
Semiconductors — 3.3%
Allegro MicroSystems, Inc.†	105,508	4,149,630
MKS Instruments, Inc.	32,030	3,116,839
Power Integrations, Inc.	41,709	3,603,657
Rambus, Inc.†	105,334	6,737,163
		17,607,289
Software — 17.3%
ACV Auctions, Inc., Class A†	292,146	4,978,168
Blackline, Inc.†	72,969	3,799,496
Box, Inc., Class A†	197,413	5,561,124
Clear Secure, Inc., Class A#	125,410	3,098,881
Confluent, Inc., Class A†	171,564	5,445,441
DigitalOcean Holdings, Inc.#†	85,726	3,356,173
Elastic NV†	51,600	3,757,512
Envestnet, Inc.†	104,830	5,485,754
Everbridge, Inc.†	76,992	1,849,348
Evolent Health, Inc., Class A†	255,700	7,451,098
Five9, Inc.†	65,620	4,338,138
Gitlab, Inc., Class A#†	38,746	1,432,052
Global-e Online, Ltd.†	116,678	4,179,406
HashiCorp, Inc., Class A†	191,359	6,571,268
JFrog, Ltd.†	117,577	2,864,176
New Relic, Inc.†	87,737	6,181,072
Outset Medical, Inc.†	248,606	5,178,463
Paycor HCM, Inc.#†	94,116	2,069,611
SentinelOne, Inc., Class A†	252,711	5,402,961
ServiceTitan, Inc.†(1)(2)	191	13,926
Smartsheet, Inc., Class A†	123,630	6,129,575
Vertex, Inc., Class A†	195,525	4,297,640
		93,441,283
Telecommunications — 0.8%
Ciena Corp.†	46,493	2,173,083
Credo Technology Group Holding, Ltd.†	178,135	2,390,572
NII Holdings, Inc.†(1)	3,000	0
		4,563,655
Transportation — 1.5%
Saia, Inc.†	27,625	7,849,920
Total Common Stocks (cost $627,216,586)		532,986,432
CONVERTIBLE PREFERRED STOCKS — 0.4%
Agriculture — 0.1%
Farmer's Business Network, Inc. Series D†(1)(2)	8,287	414,599
E-Commerce/Services — 0.0%
Flexe, Inc. Series C†(1)(2)	4,643	83,481
Electrical Components & Equipment — 0.0%
Sila Nanotechnologies, Inc. Series F†(1)(2)	2,608	52,890
Healthcare-Services — 0.0%
Caris Life Sciences, Inc. Series C†(1)(2)	17,921	98,655

VALIC Company I Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
CONVERTIBLE PREFERRED STOCKS (continued)
Human Resources — 0.0%
Checkr, Inc. Series C†(1)(2)	8,994	$ 48,567
Checkr, Inc. Series D†(1)(2)	12,252	66,161
		114,728
Industrial Automation/Robotics — 0.0%
Nuro, Inc. Series C†(1)(2)	6,234	38,651
Medical - Biomedical/Gene — 0.1%
National Resilience, Inc. Series B†(1)(2)	5,496	333,772
Medical Information Systems — 0.0%
Kardium, Inc. Series D†(1)(2)	58,843	62,251
Pharmaceuticals — 0.0%
Leap Therapeutics, Inc. HoldBack Shares†(1)(2)	1	735
Leap Therapeutics, Inc. Series X†(1)(2)	15	12,189
		12,924
Retail - Restaurants — 0.1%
Cava Group, Inc. Series E†(1)(2)	6,606	372,645
Retirement/Aged Care — 0.0%
Honor Tech, Inc. Series D†(1)(2)	43,123	69,859
Seismic Data Collection — 0.0%
Seismic Software, Inc. Series E†(1)(2)	11,680	99,630
Seismic Software, Inc. Series F†(1)(2)	875	7,464
		107,094
Software — 0.1%
ServiceTitan, Inc. Series A1†(1)(2)	4	292
ServiceTitan, Inc. Series D†(1)(2)	1,942	141,591
		141,883
Transportation — 0.0%
Convoy, Inc. Series C†(1)(2)	12,094	62,647
Convoy, Inc. Series D†(1)(2)	7,659	39,674
Haul Hub, Inc.†(1)(2)	2,168	26,211
		128,532
Total Convertible Preferred Stocks (cost $1,376,059)		2,031,964
Security Description	Shares or Principal Amount	Value
WARRANTS — 0.0%
Banks — 0.0%
Dogwood State Bank Expires 10/12/2028†(1)(2)	456	$ 4,747
Grasshopper Bancorp, Inc. Expires 05/24/2024†(1)(2)	1,009	161
Total Warrants (cost $0)		4,908
Total Long-Term Investment Securities (cost $628,592,645)		535,023,304
SHORT-TERM INVESTMENTS — 0.7%
Unaffiliated Investment Companies — 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio 5.11%(3)(4) (cost $3,753,898)	3,753,898	3,753,898
TOTAL INVESTMENTS (cost $632,346,543)(5)	99.6%	538,777,202
Other assets less liabilities	0.4	2,139,204
NET ASSETS	100.0%	$540,916,406
†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2023, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Checkr, Inc.
	06/29/2018	2,100	$8,603
	12/02/2019	3,768	36,085
		5,868	44,688	$ 31,687	$ 5.40	0.0%
Dogwood State Bank (Non-Voting Shares)	05/06/2019	3,056	30,560	61,120	20.00	0.0
Dogwood State Bank (Voting Shares)	05/06/2019	1,501	15,010	30,020	20.00	0.0
Grasshopper Bancorp, Inc.
	10/12/2018	1,009	10,090
	05/02/2019	4,199	41,990
		5,208	52,080	12,551	2.41	0.0
Leap Therapeutics, Inc.	02/09/2023	2,477	3,337	2,149	0.87	0.0
ServiceTitan, Inc.	11/09/2018	191	5,022	13,926	72.91	0.0
Venture Global LNG, Inc. Series B	03/08/2018	4	12,080	72,000	18,000.00	0.0
Venture Global LNG, Inc.
Series C	05/25/2017	28	99,904
Series C	10/16/2017	27	101,817
Series C	03/08/2018	4	12,080

VALIC Company I Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
		59	$213,801	$ 1,062,000	$ 18,000.00	0.2%
Convertible Preferred Stocks
Caris Life Sciences, Inc. Series C	08/14/2020	17,921	49,462	98,655	5.51	0.0
Cava Group, Inc. Series E	06/23/2020	6,606	149,692	372,645	56.41	0.1
Checkr, Inc. Series C	04/10/2018	8,994	40,926	48,567	5.40	0.0
Checkr, Inc. Series D	09/06/2019	12,252	123,527	66,161	5.40	0.0
Convoy, Inc. Series C	09/14/2018	12,094	85,875	62,647	5.18	0.0
Convoy, Inc. Series D	10/30/2019	7,659	103,703	39,674	5.18	0.0
Farmer's Business Network, Inc. Series D	11/03/2017	8,287	153,012	414,599	50.03	0.1
Flexe, Inc. Series C	11/18/2020	4,643	56,492	83,481	17.98	0.0
Haul Hub, Inc.	02/14/2020	2,168	31,609	26,211	12.09	0.0
Honor Tech, Inc. Series D	10/16/2020	43,123	103,844	69,859	1.62	0.0
Kardium, Inc. Series D	01/08/2021	58,843	59,775	62,251	1.06	0.0
Leap Therapeutics, Inc. HoldBack Shares	02/09/2023	1	1,347	735	735.14	0.0
Leap Therapeutics, Inc. Series X	02/09/2023	15	20,206	12,189	812.57	0.0
National Resilience, Inc. Series B	10/23/2020	5,496	75,075	333,772	60.73	0.1
Nuro, Inc. Series C	10/30/2020	6,234	81,382	38,651	6.20	0.0
Seismic Software, Inc. Series E	12/13/2018	11,680	73,632	99,630	8.53	0.0
Seismic Software, Inc. Series F	09/25/2020	875	7,692	7,464	8.53	0.0
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Stocks (continued)
ServiceTitan, Inc. Series A1	11/09/2018	4	$105	$ 292	$ 72.91	0.0%
ServiceTitan, Inc. Series D	11/09/2018	1,942	51,064	141,591	72.91	0.1
Sila Nanotechnologies, Inc. Series F	01/07/2021	2,608	107,639	52,890	20.28	0.0
Warrants
Dogwood State Bank Expires 10/12/2028	05/06/2019	456	0	4,747	10.41	0.0
Grasshopper Bancorp, Inc. Expires 05/24/2024	10/12/2018	1,009	0	161	0.16	0.0
				$3,322,325		0.6%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Fund and may not equal the sum of the individual percentages shown due to rounding.
(3)	The rate shown is the 7-day yield as of May 31, 2023.
(4)	At May 31, 2023, the Fund had loaned securities with a total value of $7,731,733. This was secured by collateral of $3,753,898, which was received in cash and subsequently invested in short-term investments currently valued at $3,753,898 as reported in the Portfolio of Investments. Additional collateral of $4,139,808 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2023
United States Treasury Bills	0.00%	06/08/2023 to 03/21/2024	$ 159,523
United States Treasury Notes/Bonds	0.13% to 6.63%	07/31/2023 to 08/15/2052	3,980,285
(5)	See Note 5 for cost of investments on a tax basis.
CVR—Contingent Value Rights

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Banks	$ 3,309,126	$—	$ 103,691	$ 3,412,817
Biotechnology	54,969,988	—	0	54,969,988
E-Commerce/Products	—	—	209	209
Human Resources	—	—	31,687	31,687
Oil & Gas	13,238,857	—	1,134,000	14,372,857
Software	93,427,357	—	13,926	93,441,283
Telecommunications	4,563,655	—	0	4,563,655
Other Industries	362,193,936	—	—	362,193,936
Convertible Preferred Stocks	—	—	2,031,964	2,031,964
Warrants	—	—	4,908	4,908
Short-Term Investments	3,753,898	—	—	3,753,898
Total Investments at Value	$535,456,817	$—	$3,320,385	$538,777,202
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Financial Statements

VALIC Company I Small Cap Index Fund
PORTFOLIO PROFILE — May 31, 2023— (unaudited)

Industry Allocation*
Repurchase Agreements	7.3%
Biotechnology	7.1
Banks	6.4
REITS	6.1
Software	5.2
Commercial Services	5.0
Healthcare-Products	4.2
Retail	4.1
Oil & Gas	3.4
Short-Term Investments	3.3
Semiconductors	2.7
Pharmaceuticals	2.7
Diversified Financial Services	2.5
Insurance	2.3
Computers	2.1
Chemicals	1.9
Electronics	1.9
Engineering & Construction	1.7
Transportation	1.6
Home Builders	1.6
Electric	1.6
Machinery-Diversified	1.5
Healthcare-Services	1.5
Internet	1.5
Food	1.4
Building Materials	1.4
Telecommunications	1.4
Auto Parts & Equipment	1.3
Miscellaneous Manufacturing	1.1
Entertainment	1.0
Gas	1.0
Oil & Gas Services	0.9
Electrical Components & Equipment	0.9
Metal Fabricate/Hardware	0.9
Aerospace/Defense	0.8
Mining	0.7
Apparel	0.7
Energy-Alternate Sources	0.7
Savings & Loans	0.7
Beverages	0.7
Real Estate	0.6
Distribution/Wholesale	0.6
Iron/Steel	0.5
Leisure Time	0.5
Water	0.5
Coal	0.4
Cosmetics/Personal Care	0.4
Media	0.4
Environmental Control	0.4
Machinery-Construction & Mining	0.3
Hand/Machine Tools	0.3
Household Products/Wares	0.3
Packaging & Containers	0.3
Pipelines	0.3
Home Furnishings	0.3
Agriculture	0.3
Airlines	0.2
Trucking & Leasing	0.2
Lodging	0.2
Auto Manufacturers	0.2
Investment Companies	0.1
Textiles	0.1
Office Furnishings	0.1
Office/Business Equipment	0.1

Advertising	0.1%
Forest Products & Paper	0.1
102.6%
*	Calculated as a percentage of net assets

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 92.0%
Advertising — 0.1%
AdTheorent Holding Co, Inc.†	13,558	$ 23,726
Advantage Solutions, Inc.#†	30,373	57,709
Boston Omaha Corp., Class A†	8,057	153,728
Clear Channel Outdoor Holdings, Inc.#†	135,750	166,972
Entravision Communications Corp., Class A	21,863	90,294
Quotient Technology, Inc.†	33,348	90,040
Stagwell, Inc.†	28,237	175,069
		757,538
Aerospace/Defense — 0.8%
AAR Corp.†	12,186	610,640
Aerojet Rocketdyne Holdings, Inc.†	29,217	1,591,742
AeroVironment, Inc.†	9,079	848,069
AerSale Corp.†	9,097	136,637
AEye, Inc.†	37,599	7,659
Archer Aviation, Inc., Class A#†	53,362	159,019
Astra Space, Inc.†	56,883	20,472
Astronics Corp.†	9,424	149,842
Barnes Group, Inc.	18,023	709,205
Ducommun, Inc.†	4,073	166,830
Joby Aviation, Inc.#†	94,837	532,984
Kaman Corp.	10,316	214,366
Kratos Defense & Security Solutions, Inc.†	45,490	597,739
Momentus, Inc.†	20,650	6,947
Moog, Inc., Class A	10,539	1,024,496
National Presto Industries, Inc.	1,887	140,657
Redwire Corp.#†	7,254	17,700
Rocket Lab USA, Inc.#†	79,376	363,542
Triumph Group, Inc.†	23,578	263,838
		7,562,384
Agriculture — 0.3%
22nd Century Group, Inc.†	59,580	36,993
Alico, Inc.#	2,585	59,843
Andersons, Inc.	11,791	459,967
AppHarvest, Inc.†	38,046	17,501
Benson Hill, Inc.†	63,016	74,989
Fresh Del Monte Produce, Inc.	11,233	296,102
Local Bounti Corp.#†	23,810	10,477
Tejon Ranch Co.†	7,650	129,285
Turning Point Brands, Inc.	5,448	114,081
Universal Corp.	8,896	458,589
Vector Group, Ltd.	52,920	619,693
Vital Farms, Inc.†	10,994	159,303
		2,436,823
Airlines — 0.2%
Allegiant Travel Co.†	5,794	564,857
Frontier Group Holdings, Inc.†	13,733	113,023
Hawaiian Holdings, Inc.†	18,639	149,298
SkyWest, Inc.†	18,373	549,536
Spirit Airlines, Inc.	40,133	610,423
Sun Country Airlines Holdings, Inc.†	12,190	229,172
Wheels Up Experience, Inc.†	59,371	17,176
		2,233,485
Apparel — 0.7%
Crocs, Inc.†	22,335	2,507,774
Ermenegildo Zegna NV	22,049	250,918
Fossil Group, Inc.†	17,362	35,245
Kontoor Brands, Inc.	20,451	800,861
Oxford Industries, Inc.	5,509	550,569
PLBY Group, Inc.†	16,547	24,986
Security Description	Shares or Principal Amount	Value

Apparel (continued)
Rocky Brands, Inc.	2,535	$ 48,444
Steven Madden, Ltd.	28,332	884,242
Superior Group of Cos., Inc.	4,344	37,793
Torrid Holdings, Inc.†	5,376	12,257
Urban Outfitters, Inc.†	23,508	724,516
Weyco Group, Inc.	2,172	58,948
Wolverine World Wide, Inc.	28,494	381,250
		6,317,803
Auto Manufacturers — 0.2%
Blue Bird Corp.†	6,430	163,065
Canoo, Inc.†	104,350	58,019
Cenntro Electric Group, Ltd.†	67,749	20,447
Fisker, Inc.#†	65,173	409,286
Hyliion Holdings Corp.#†	50,555	82,910
Hyzon Motors, Inc.#†	32,316	17,774
Lightning eMotors, Inc.#†	1,063	4,241
Lordstown Motors Corp., Class A#†	4,326	14,709
Mullen Automotive, Inc.†	14,914	10,828
Nikola Corp.#†	124,728	77,830
Proterra, Inc.#†	82,297	88,058
REV Group, Inc.	12,084	122,532
TuSimple Holdings, Inc., Class A†	52,092	105,226
Wabash National Corp.	17,503	410,445
Workhorse Group, Inc.#†	56,175	47,226
Xos, Inc.†	20,733	8,666
		1,641,262
Auto Parts & Equipment — 1.3%
Adient PLC†	34,946	1,177,331
Aeva Technologies, Inc.†	35,660	42,792
American Axle & Manufacturing Holdings, Inc.†	41,602	280,814
Cepton, Inc.†	17,379	7,815
Dana, Inc.	47,522	611,608
Dorman Products, Inc.†	9,701	795,967
Douglas Dynamics, Inc.	8,277	233,908
Fox Factory Holding Corp.†	15,615	1,388,486
Gentherm, Inc.†	12,194	670,182
Goodyear Tire & Rubber Co.†	103,292	1,418,199
Holley, Inc.#†	18,926	56,021
indie Semiconductor, Inc., Class A†	39,300	373,350
Luminar Technologies, Inc.#†	92,451	629,591
Methode Electronics, Inc.	13,043	561,501
Microvast Holdings, Inc.#†	63,464	78,695
Miller Industries, Inc.	4,080	134,069
Motorcar Parts of America, Inc.†	6,991	38,520
Shyft Group, Inc.	12,709	298,789
Solid Power, Inc.#†	48,800	106,872
Standard Motor Products, Inc.	7,423	262,180
Titan International, Inc.†	18,834	186,268
Visteon Corp.†	10,241	1,367,993
XPEL, Inc.†	7,927	545,933
		11,266,884
Banks — 6.4%
1st Source Corp.	5,936	244,148
ACNB Corp.	3,045	89,675
Alerus Financial Corp.	5,579	93,002
Amalgamated Financial Corp.	6,500	92,430
American National Bankshares, Inc.	3,820	109,749
Ameris Bancorp	24,362	768,865
Arrow Financial Corp.	5,216	95,140
Associated Banc-Corp	54,930	813,513
Atlantic Union Bankshares Corp.	27,569	704,664

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
BancFirst Corp.	7,237	$ 612,033
Bancorp, Inc.†	20,092	620,039
Bank First Corp.#	2,845	216,561
Bank of Marin Bancorp	5,767	93,252
Bank of N.T. Butterfield & Son, Ltd.	18,300	458,781
BankUnited, Inc.	27,829	526,525
Bankwell Financial Group, Inc.	2,074	47,391
Banner Corp.	12,584	544,510
Bar Harbor Bankshares	5,439	128,524
BayCom Corp.	4,461	72,313
BCB Bancorp, Inc.	5,289	56,116
Blue Foundry Bancorp†	9,312	86,602
Blue Ridge Bankshares, Inc.	6,265	54,443
Bridgewater Bancshares, Inc.†	7,488	64,472
Business First Bancshares, Inc.	8,670	126,322
Byline Bancorp, Inc.	9,048	160,331
Cadence Bank	66,769	1,199,171
Cambridge Bancorp	2,515	127,108
Camden National Corp.	5,296	156,285
Capital Bancorp, Inc.	3,310	56,237
Capital City Bank Group, Inc.	4,978	149,688
Capstar Financial Holdings, Inc.	7,487	90,218
Carter Bankshares, Inc.†	8,772	123,685
Cathay General Bancorp	25,681	750,912
Central Pacific Financial Corp.	9,832	143,646
Citizens & Northern Corp.	5,552	106,487
City Holding Co.	5,418	466,977
Civista Bancshares, Inc.	5,658	84,757
CNB Financial Corp.	7,427	123,362
Coastal Financial Corp.†	3,907	133,658
Colony Bankcorp, Inc.	6,024	56,023
Community Bank System, Inc.	19,655	971,743
Community Trust Bancorp, Inc.	5,773	194,550
ConnectOne Bancorp, Inc.	13,663	185,544
CrossFirst Bankshares, Inc.†	16,426	158,347
Customers Bancorp, Inc.†	11,235	258,630
CVB Financial Corp.	49,082	589,475
Dime Community Bancshares, Inc.	12,008	194,530
Eagle Bancorp, Inc.	11,389	226,983
Eastern Bankshares, Inc.	56,710	615,303
Enterprise Bancorp, Inc.	3,435	91,302
Enterprise Financial Services Corp.	12,985	527,451
Equity Bancshares, Inc., Class A	5,534	123,630
Esquire Financial Holdings, Inc.	2,586	109,465
Farmers & Merchants Bancorp, Inc.#	4,642	92,329
Farmers National Banc Corp.	12,851	151,385
FB Financial Corp.	13,173	351,192
Financial Institutions, Inc.	5,560	87,348
First Bancorp	14,117	424,922
First Bancorp, Inc.	3,580	84,846
First BanCorp/Puerto Rico	66,377	740,767
First Bancshares, Inc.	9,090	236,704
First Bank	5,706	58,544
First Busey Corp.	19,000	355,300
First Business Financial Services, Inc.	2,915	78,035
First Commonwealth Financial Corp.	37,438	473,591
First Community Bankshares, Inc.	5,808	154,841
First Financial Bancorp	34,309	650,499
First Financial Bankshares, Inc.	47,844	1,239,160
First Financial Corp.	4,081	132,388
First Foundation, Inc.	18,827	73,049
First Guaranty Bancshares, Inc.	2,232	29,462
Security Description	Shares or Principal Amount	Value

Banks (continued)
First Internet Bancorp	3,126	$ 38,387
First Interstate BancSystem, Inc., Class A	32,898	725,401
First Merchants Corp.	21,072	557,354
First Mid Bancshares, Inc.	6,860	164,571
First of Long Island Corp.	7,967	81,343
Five Star Bancorp	4,633	88,583
Fulton Financial Corp.	59,718	666,453
FVCBankcorp, Inc.†	5,497	56,179
German American Bancorp, Inc.	10,191	281,272
Glacier Bancorp, Inc.	40,921	1,179,343
Great Southern Bancorp, Inc.	3,433	166,947
Guaranty Bancshares, Inc.	2,995	72,299
Hancock Whitney Corp.	31,731	1,159,133
Hanmi Financial Corp.	11,142	160,445
HarborOne Bancorp, Inc.	16,111	132,110
HBT Financial, Inc.	4,443	78,197
Heartland Financial USA, Inc.	15,122	417,216
Heritage Commerce Corp.	21,626	157,437
Heritage Financial Corp.	12,734	208,201
Hilltop Holdings, Inc.	18,355	541,840
Home BancShares, Inc.	69,214	1,486,025
HomeStreet, Inc.	6,609	34,631
Hope Bancorp, Inc.	42,664	342,165
Horizon Bancorp, Inc.	14,835	131,883
Independent Bank Corp.	7,405	121,072
Independent Bank Corp./MA	16,867	744,509
Independent Bank Group, Inc.	13,175	439,650
International Bancshares Corp.	19,730	842,866
John Marshall Bancorp, Inc.†	4,250	86,615
Kearny Financial Corp.	21,890	149,509
Lakeland Bancorp, Inc.	22,906	298,007
Lakeland Financial Corp.	9,033	453,728
Live Oak Bancshares, Inc.	12,051	260,784
Luther Burbank Corp.	5,464	46,990
Macatawa Bank Corp.	9,668	84,305
Mercantile Bank Corp.	5,667	147,512
Merchants Bancorp	5,790	132,359
Metrocity Bankshares, Inc.	6,792	111,593
Metropolitan Bank Holding Corp.†	3,795	107,398
Mid Penn Bancorp, Inc.	5,275	116,999
Midland States Bancorp, Inc.	7,792	150,697
MidWestOne Financial Group, Inc.	5,207	98,308
MVB Financial Corp.	3,769	66,937
National Bank Holdings Corp., Class A	10,757	321,957
NBT Bancorp, Inc.	15,393	516,435
Nicolet Bankshares, Inc.	4,524	280,805
Northeast Bank	2,408	86,303
OFG Bancorp	17,152	416,108
Old National Bancorp	107,964	1,340,913
Old Second Bancorp, Inc.	15,593	184,621
Origin Bancorp, Inc.	8,268	235,225
Orrstown Financial Services, Inc.	3,771	68,255
Park National Corp.	5,282	521,597
Parke Bancorp, Inc.	3,720	59,743
Pathward Financial, Inc.	10,023	440,411
PCB Bancorp	4,190	59,037
Peapack-Gladstone Financial Corp.	6,299	166,231
Peoples Bancorp, Inc.	11,988	307,732
Peoples Financial Services Corp.	2,575	101,918
Pioneer Bancorp, Inc.†	4,272	36,483
Preferred Bank	4,892	225,619
Premier Financial Corp.	13,039	181,764
Primis Financial Corp.	8,155	60,102

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Provident Bancorp, Inc.#	5,308	$ 40,394
QCR Holdings, Inc.	5,826	223,835
RBB Bancorp	5,383	56,199
Red River Bancshares, Inc.	1,605	78,838
Renasant Corp.	20,150	526,318
Republic Bancorp, Inc., Class A	3,203	134,974
Republic First Bancorp, Inc.#†	22,728	30,001
S&T Bancorp, Inc.	14,378	385,618
Sandy Spring Bancorp, Inc.	16,083	336,778
Seacoast Banking Corp. of Florida	26,559	549,240
ServisFirst Bancshares, Inc.	18,468	744,260
Shore Bancshares, Inc.	6,549	73,742
Sierra Bancorp	5,057	80,861
Simmons First National Corp., Class A	44,766	728,343
SmartFinancial, Inc.	5,711	120,502
South Plains Financial, Inc.	3,595	79,665
Southern First Bancshares, Inc.†	2,789	64,063
Southside Bancshares, Inc.	11,055	292,957
SouthState Corp.	27,602	1,725,677
Stellar Bancorp, Inc.	16,700	388,442
Sterling Bancorp, Inc.†	6,378	31,826
Stock Yards Bancorp, Inc.	10,539	441,584
Summit Financial Group, Inc.	4,096	78,070
Texas Capital Bancshares, Inc.†	17,798	841,845
Third Coast Bancshares, Inc.†	4,702	76,125
Tompkins Financial Corp.	5,109	267,201
Towne Bank	25,436	591,133
TriCo Bancshares	11,483	373,886
Triumph Financial, Inc.†	8,450	438,724
TrustCo Bank Corp.	6,902	190,702
Trustmark Corp.	22,550	470,844
UMB Financial Corp.	16,208	918,021
United Bankshares, Inc.	48,065	1,414,072
United Community Banks, Inc.	39,135	884,842
Unity Bancorp, Inc.	2,622	59,651
Univest Financial Corp.	10,611	188,133
USCB Financial Holdings, Inc.†	3,968	39,363
Valley National Bancorp	158,589	1,170,387
Veritex Holdings, Inc.	19,334	333,898
Walker & Dunlop, Inc.	11,299	826,974
Washington Trust Bancorp, Inc.	6,291	160,169
WesBanco, Inc.	21,091	509,137
West BanCorp, Inc.	5,963	100,178
Westamerica BanCorp	9,589	362,752
		56,737,666
Beverages — 0.7%
BRC, Inc., Class A#†	9,950	53,631
Celsius Holdings, Inc.†	20,448	2,566,837
Coca-Cola Consolidated, Inc.	1,729	1,144,148
Duckhorn Portfolio, Inc.†	15,454	201,366
MGP Ingredients, Inc.#	5,167	491,175
National Beverage Corp.†	8,692	429,559
Primo Water Corp.	58,004	746,511
Vintage Wine Estates, Inc.†	11,920	13,470
Vita Coco Co., Inc.†	10,262	273,790
		5,920,487
Biotechnology — 7.1%
2seventy bio, Inc.†	13,761	163,894
4D Molecular Therapeutics, Inc.†	11,045	202,786
Aadi Bioscience, Inc.†	5,330	42,640
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Absci Corp.†	19,387	$ 36,835
ACADIA Pharmaceuticals, Inc.†	44,250	1,039,875
Acrivon Therapeutics, Inc.†	3,186	37,531
Adicet Bio, Inc.#†	11,162	61,168
ADMA Biologics, Inc.†	77,059	313,630
Aerovate Therapeutics, Inc.†	3,380	54,925
Affimed NV†	52,340	46,044
Agenus, Inc.†	112,117	174,903
Akero Therapeutics, Inc.†	12,831	572,006
Allogene Therapeutics, Inc.#†	29,332	153,993
Allovir, Inc.†	11,432	43,099
Alpha Teknova, Inc.†	2,313	8,882
Alpine Immune Sciences, Inc.†	8,707	86,722
ALX Oncology Holdings, Inc.†	7,895	52,660
Amicus Therapeutics, Inc.†	101,504	1,142,935
AN2 Therapeutics, Inc.†	4,089	22,939
AnaptysBio, Inc.†	7,458	142,448
Anavex Life Sciences Corp.#†	25,452	235,176
ANI Pharmaceuticals, Inc.†	4,691	211,752
Apellis Pharmaceuticals, Inc.†	34,516	2,963,199
Arbutus Biopharma Corp.#†	41,815	104,119
Arcellx, Inc.†	10,884	480,529
Arcturus Therapeutics Holdings, Inc.†	8,506	232,554
Arcus Biosciences, Inc.†	18,903	388,268
Arcutis Biotherapeutics, Inc.#†	15,276	114,723
Arrowhead Pharmaceuticals, Inc.†	37,885	1,303,623
Atara Biotherapeutics, Inc.†	34,695	53,083
Atea Pharmaceuticals, Inc.†	28,083	112,051
Athira Pharma, Inc.†	12,514	34,664
Aura Biosciences, Inc.†	8,706	98,552
Aurinia Pharmaceuticals, Inc.†	49,373	442,382
Avid Bioservices, Inc.†	22,480	347,316
Avidity Biosciences, Inc.†	24,026	255,156
Axsome Therapeutics, Inc.#†	11,795	870,235
Beam Therapeutics, Inc.†	23,392	746,205
BioCryst Pharmaceuticals, Inc.#†	68,269	564,585
Biohaven, Ltd.†	23,274	407,528
Bluebird Bio, Inc.†	37,936	127,086
Blueprint Medicines Corp.†	21,993	1,243,044
Bridgebio Pharma, Inc.†	38,970	534,668
C4 Therapeutics, Inc.†	15,482	52,484
Cara Therapeutics, Inc.†	16,487	52,429
Caribou Biosciences, Inc.†	20,644	91,040
Cassava Sciences, Inc.#†	14,038	318,803
Celldex Therapeutics, Inc.†	16,867	536,371
Celularity, Inc.†	23,365	17,764
Century Therapeutics, Inc.†	7,412	23,570
Cerevel Therapeutics Holdings, Inc.†	21,085	687,371
Chinook Therapeutics, Inc.†	18,658	451,337
Cogent Biosciences, Inc.†	23,562	276,618
Crinetics Pharmaceuticals, Inc.†	19,369	422,825
CTI BioPharma Corp.†	36,854	333,529
Cullinan Oncology, Inc.†	9,637	99,068
Cytek Biosciences, Inc.#†	42,027	328,231
Cytokinetics, Inc.†	30,219	1,138,954
Day One Biopharmaceuticals, Inc.†	10,191	135,540
Deciphera Pharmaceuticals, Inc.†	19,017	256,729
Denali Therapeutics, Inc.†	40,059	1,210,583
Design Therapeutics, Inc.#†	12,471	70,212
DICE Therapeutics, Inc.†	13,026	411,752
Dynavax Technologies Corp.†	43,997	502,886
Dyne Therapeutics, Inc.†	11,659	151,917
Edgewise Therapeutics, Inc.#†	13,951	141,184

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Editas Medicine, Inc.†	25,427	$ 233,420
Eiger BioPharmaceuticals, Inc.†	15,342	17,183
Emergent BioSolutions, Inc.†	18,534	158,095
Enochian Biosciences, Inc.†	7,273	6,535
EQRx, Inc.†	73,991	130,224
Erasca, Inc.†	26,601	72,089
Esperion Therapeutics, Inc.#†	27,144	36,916
Evolus, Inc.†	13,034	117,958
EyePoint Pharmaceuticals, Inc.†	9,601	58,086
Fate Therapeutics, Inc.†	30,595	154,505
FibroGen, Inc.†	32,189	555,260
Generation Bio Co.†	17,699	61,946
Geron Corp.†	157,537	515,146
Gossamer Bio, Inc.†	23,180	31,061
GreenLight Biosciences Holdings PBC†	32,902	9,624
Halozyme Therapeutics, Inc.†	49,022	1,589,783
HilleVax, Inc.†	6,425	109,353
Humacyte, Inc.#†	21,636	74,211
Icosavax, Inc.#†	8,181	82,137
Ideaya Biosciences, Inc.†	16,302	372,338
IGM Biosciences, Inc.#†	3,894	46,923
ImmunityBio, Inc.#†	30,128	82,852
ImmunoGen, Inc.†	88,339	1,204,944
Immunovant, Inc.†	16,361	343,745
Inhibrx, Inc.†	11,991	283,707
Innoviva, Inc.†	23,289	314,169
Inovio Pharmaceuticals, Inc.†	90,979	54,460
Insmed, Inc.†	49,754	946,819
Instil Bio, Inc.†	25,612	15,365
Intellia Therapeutics, Inc.†	30,511	1,136,840
Intercept Pharmaceuticals, Inc.†	9,001	94,871
Intra-Cellular Therapies, Inc.†	33,720	2,002,294
Invivyd, Inc.†	18,894	34,009
Iovance Biotherapeutics, Inc.†	55,496	485,035
iTeos Therapeutics, Inc.†	8,660	140,985
IVERIC bio, Inc.†	50,266	1,897,541
Janux Therapeutics, Inc.†	6,316	73,392
Karuna Therapeutics, Inc.†	11,929	2,702,515
Karyopharm Therapeutics, Inc.†	28,655	64,760
Keros Therapeutics, Inc.†	7,082	338,945
Kezar Life Sciences, Inc.†	19,374	53,860
Kiniksa Pharmaceuticals, Ltd., Class A†	11,466	158,919
Kinnate Biopharma, Inc.†	10,755	46,247
Kodiak Sciences, Inc.†	12,272	72,773
Kronos Bio, Inc.†	14,974	25,007
Krystal Biotech, Inc.†	7,852	925,358
Kymera Therapeutics, Inc.†	13,917	409,716
Lexicon Pharmaceuticals, Inc.†	30,651	101,148
Ligand Pharmaceuticals, Inc.†	5,566	390,065
Liquidia Corp.#†	17,565	142,628
MacroGenics, Inc.†	22,186	103,609
MeiraGTx Holdings PLC†	12,065	83,007
Mersana Therapeutics, Inc.†	34,065	256,169
Mineralys Therapeutics, Inc.†	4,453	64,747
Monte Rosa Therapeutics, Inc.†	10,947	80,789
Myriad Genetics, Inc.†	29,270	645,696
Nektar Therapeutics†	66,791	38,745
NeoGenomics, Inc.†	46,327	795,898
NGM Biopharmaceuticals, Inc.†	14,880	45,086
Nkarta, Inc.†	12,057	55,703
Nurix Therapeutics, Inc.†	17,078	172,829
Nuvalent, Inc., Class A†	7,409	311,919
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Nuvation Bio, Inc.†	42,840	$ 69,401
OmniAb, Inc. (Earnout Shares 12.50)†(1)	2,061	0
OmniAb, Inc. (Earnout Shares 15.00)†(1)	2,061	0
Oncternal Therapeutics, Inc. CVR#†(1)	368	754
Organogenesis Holdings, Inc.†	26,119	94,812
Pardes Biosciences, Inc.†	12,637	24,137
PepGen, Inc.†	5,533	82,884
Phathom Pharmaceuticals, Inc.#†	9,029	106,181
PhenomeX, Inc.†	24,750	17,325
Point Biopharma Global, Inc.†	31,951	296,186
Praxis Precision Medicines, Inc.†	17,554	15,093
Precigen, Inc.#†	44,898	53,429
Prime Medicine, Inc.#†	3,879	53,220
Prometheus Biosciences, Inc.†	12,806	2,544,552
Prothena Corp. PLC†	14,402	956,725
PTC Therapeutics, Inc.†	25,856	1,085,176
Rallybio Corp.†	6,925	49,583
RAPT Therapeutics, Inc.†	10,976	219,849
Recursion Pharmaceuticals, Inc., Class A†	50,298	441,113
REGENXBIO, Inc.†	14,782	254,694
Relay Therapeutics, Inc.†	31,328	348,994
Replimune Group, Inc.†	17,177	326,191
REVOLUTION Medicines, Inc.†	32,009	797,984
Rigel Pharmaceuticals, Inc.†	63,516	88,922
Rocket Pharmaceuticals, Inc.†	20,550	430,111
Sage Therapeutics, Inc.†	19,173	949,063
Sana Biotechnology, Inc.#†	32,761	197,221
Sangamo Therapeutics, Inc.†	49,251	55,161
Scilex Holding Co.†	23,302	138,647
Seer, Inc.†	18,987	69,872
Singular Genomics Systems, Inc.†	20,778	21,921
SpringWorks Therapeutics, Inc.†	13,256	362,949
Stoke Therapeutics, Inc.†	8,261	92,523
Sutro Biopharma, Inc.†	19,841	89,086
Syndax Pharmaceuticals, Inc.†	22,145	442,236
Talaris Therapeutics, Inc.†	8,489	22,496
Tango Therapeutics, Inc.†	17,164	46,343
Tarsus Pharmaceuticals, Inc.†	6,764	113,297
Tenaya Therapeutics, Inc.†	15,936	114,739
TG Therapeutics, Inc.†	49,026	1,305,562
Theravance Biopharma, Inc.#†	24,034	268,700
Theseus Pharmaceuticals, Inc.†	6,254	45,529
Third Harmonic Bio, Inc.†	4,652	22,283
Travere Therapeutics, Inc.†	22,648	405,173
Twist Bioscience Corp.†	20,878	316,302
Tyra Biosciences, Inc.†	4,881	70,628
Vaxart, Inc.#†	47,325	57,736
VBI Vaccines, Inc.#†	2,365	7,024
Ventyx Biosciences, Inc.†	9,178	316,366
Vera Therapeutics, Inc.†	7,989	66,708
Veracyte, Inc.†	26,374	682,559
Vericel Corp.†	17,369	557,892
Veru, Inc.#†	23,919	23,680
Verve Therapeutics, Inc.†	17,210	266,411
Vir Biotechnology, Inc.†	26,690	711,822
Viridian Therapeutics, Inc.†	14,071	335,312
VistaGen Therapeutics, Inc.†	76,167	10,823
Xencor, Inc.†	21,129	572,596
Zentalis Pharmaceuticals, Inc.#†	17,280	449,971
		63,177,516
Building Materials — 1.4%
AAON, Inc.	16,145	1,398,319

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building Materials (continued)
American Woodmark Corp.†	6,081	$ 361,820
Apogee Enterprises, Inc.	8,179	301,887
Aspen Aerogels, Inc.†	18,500	121,545
Boise Cascade Co.	14,542	1,044,406
Caesarstone, Ltd.#	8,330	38,651
Gibraltar Industries, Inc.†	11,447	598,678
Griffon Corp.	16,048	505,833
JELD-WEN Holding, Inc.†	30,705	401,928
Masonite International Corp.†	8,192	721,469
Modine Manufacturing Co.†	18,316	499,844
PGT Innovations, Inc.†	21,266	528,885
Simpson Manufacturing Co., Inc.	15,752	1,861,729
SmartRent, Inc.†	44,628	160,661
SPX Technologies, Inc.†	16,118	1,230,771
Summit Materials, Inc., Class A†	43,768	1,384,382
UFP Industries, Inc.	22,012	1,719,137
View, Inc.#†	49,833	7,769
		12,887,714
Chemicals — 1.9%
AdvanSix, Inc.	9,827	323,308
American Vanguard Corp.	10,317	176,008
Amyris, Inc.#†	74,889	63,176
Avient Corp.	33,510	1,223,115
AZZ, Inc.	9,034	315,377
Balchem Corp.	11,728	1,449,933
Cabot Corp.	20,472	1,401,923
Codexis, Inc.†	22,531	49,794
Danimer Scientific, Inc.†	33,353	96,390
Diversey Holdings, Ltd.†	28,765	239,612
Ecovyst, Inc.†	31,110	312,344
H.B. Fuller Co.	19,779	1,244,890
Hawkins, Inc.	7,137	335,011
Ingevity Corp.†	13,814	651,883
Innospec, Inc.	9,114	841,769
Intrepid Potash, Inc.†	4,098	72,043
Koppers Holdings, Inc.	7,476	216,505
Kronos Worldwide, Inc.	8,154	67,271
Lightwave Logic, Inc.#†	41,583	308,130
Livent Corp.†	59,660	1,375,163
Mativ Holdings, Inc.	20,029	301,637
Minerals Technologies, Inc.	11,932	663,539
Origin Materials, Inc.#†	38,669	163,570
Orion Engineered Carbons SA	22,266	516,349
Perimeter Solutions SA†	43,208	234,187
Quaker Chemical Corp.	4,987	946,582
Rayonier Advanced Materials, Inc.†	22,731	77,285
Rogers Corp.†	6,906	1,087,488
Sensient Technologies Corp.	15,443	1,112,359
Stepan Co.	7,862	722,911
Terawulf, Inc.#†	25,874	38,811
Trinseo PLC	12,877	159,932
Tronox Holdings PLC	43,064	458,201
Unifi, Inc.†	5,272	38,011
Valhi, Inc.	886	11,013
		17,295,520
Coal — 0.4%
Alpha Metallurgical Resources, Inc.	5,609	757,047
Arch Resources, Inc.	5,466	564,911
CONSOL Energy, Inc.	12,635	681,785
NACCO Industries, Inc., Class A	1,492	46,923
Security Description	Shares or Principal Amount	Value

Coal (continued)
Peabody Energy Corp.	43,338	$ 787,018
Ramaco Resources, Inc.#	8,251	61,140
SunCoke Energy, Inc.	30,675	208,283
Warrior Met Coal, Inc.	18,955	621,345
		3,728,452
Commercial Services — 5.0%
2U, Inc.†	28,234	112,936
Aaron's Co., Inc.	11,149	136,464
ABM Industries, Inc.	24,417	1,078,255
Adtalem Global Education, Inc.†	16,517	685,455
AirSculpt Technologies, Inc.#	4,556	38,453
Alarm.com Holdings, Inc.†	17,704	889,095
Alight, Inc., Class A†	141,709	1,198,858
Alta Equipment Group, Inc.	7,631	103,858
American Public Education, Inc.†	6,893	34,534
AMN Healthcare Services, Inc.†	15,930	1,512,713
API Group Corp.†	76,163	1,721,284
Arlo Technologies, Inc.†	31,956	309,015
ASGN, Inc.†	18,061	1,181,731
Bakkt Holdings, Inc.†	21,509	30,543
Barrett Business Services, Inc.	2,519	211,596
Bird Global, Inc.#†	2,589	5,256
BrightView Holdings, Inc.†	15,104	99,686
Brink's Co.	16,683	1,109,920
Carriage Services, Inc.	4,891	127,949
Cass Information Systems, Inc.	4,949	191,130
CBIZ, Inc.†	17,406	877,611
Chegg, Inc.†	45,788	411,176
Cimpress PLC†	6,492	310,188
Cipher Mining, Inc.#†	14,381	36,528
CompoSecure, Inc.†	3,006	20,711
CoreCivic, Inc.†	42,019	362,204
CorVel Corp.†	3,216	628,535
Coursera, Inc.†	42,002	531,745
CRA International, Inc.	2,557	236,957
Cross Country Healthcare, Inc.†	13,149	335,299
Custom Truck One Source, Inc.†	21,962	141,435
Deluxe Corp.	15,932	242,485
Distribution Solutions Group, Inc.†	1,810	81,541
Ennis, Inc.	9,355	181,206
European Wax Center, Inc., Class A#†	8,974	155,519
EVERTEC, Inc.	22,490	775,455
First Advantage Corp.†	21,612	291,978
Flywire Corp.†	20,985	630,389
Forrester Research, Inc.†	4,164	119,507
Franklin Covey Co.†	4,476	165,254
GEO Group, Inc.#†	43,587	325,159
Graham Holdings Co., Class B	1,357	766,366
Green Dot Corp., Class A†	17,310	315,561
Greenidge Generation Holdings, Inc.†	594	1,402
Hackett Group, Inc.	8,420	163,264
Healthcare Services Group, Inc.	27,284	368,607
Heidrick & Struggles International, Inc.	7,193	174,430
Herc Holdings, Inc.	9,248	937,932
Honest Co., Inc.†	24,223	35,608
Huron Consulting Group, Inc.†	7,257	589,849
I3 Verticals, Inc., Class A†	8,496	194,134
ICF International, Inc.	6,793	760,748
Information Services Group, Inc.	12,919	65,887
Insperity, Inc.	13,198	1,461,283
John Wiley & Sons, Inc., Class A	15,811	569,196
Kelly Services, Inc., Class A	12,422	217,137

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
Kforce, Inc.	7,282	$ 419,370
Korn Ferry	19,283	906,301
Laureate Education, Inc.	49,492	598,853
Legalzoom.com, Inc.†	35,310	395,119
Lifecore Biomedical, Inc.†	9,643	78,976
LiveRamp Holdings, Inc.†	23,437	570,457
Marathon Digital Holdings, Inc.#†	43,089	421,841
MarketWise, Inc.	6,266	14,161
Marqeta, Inc., Class A†	159,808	765,480
Matthews International Corp., Class A	10,998	423,423
Medifast, Inc.	4,004	315,115
MoneyGram International, Inc.†	34,520	379,375
MoneyLion, Inc.†	1,789	19,929
Monro, Inc.	11,491	475,383
Multiplan Corp.#†	139,086	193,330
National Research Corp.	5,179	232,537
Payoneer Global, Inc.†	81,183	336,909
Paysafe, Ltd.†	10,373	100,203
Perdoceo Education Corp.†	24,755	291,861
PFSweb, Inc.	6,213	26,840
Priority Technology Holdings, Inc.†	6,522	23,349
PROG Holdings, Inc.†	18,405	600,555
Progyny, Inc.†	27,819	1,036,258
Quad/Graphics, Inc.†	11,936	39,031
R1 RCM, Inc.†	55,314	898,852
Remitly Global, Inc.†	36,882	676,416
Rent the Runway, Inc., Class A#†	17,409	34,992
Repay Holdings Corp.†	32,250	204,142
Resources Connection, Inc.	11,813	180,503
Riot Platforms, Inc.#†	58,357	700,284
Sabre Corp.#†	120,043	372,133
SoundThinking, Inc.†	3,287	83,786
SP Plus Corp.†	7,407	269,689
Spire Global, Inc.†	46,036	34,117
Sterling Check Corp.†	8,715	117,914
StoneCo, Ltd., Class A†	102,022	1,278,336
Strategic Education, Inc.	8,358	659,530
Stride, Inc.†	15,471	625,183
Target Hospitality Corp.#†	10,761	152,053
Textainer Group Holdings, Ltd.	15,998	567,449
Transcat, Inc.†	2,621	221,553
TriNet Group, Inc.†	13,784	1,224,984
Triton International, Ltd.	21,456	1,773,124
TrueBlue, Inc.†	11,844	195,900
Udemy, Inc.†	26,878	268,780
Universal Technical Institute, Inc.†	12,186	78,356
Upbound Group, Inc.	18,393	550,135
V2X, Inc.†	4,426	182,572
Viad Corp.†	7,481	173,709
Wejo Group, Ltd.†	21,136	1,797
Willdan Group, Inc.†	4,274	71,205
WW International, Inc.†	19,963	130,957
ZipRecruiter, Inc., Class A†	26,837	415,168
		45,069,292
Computers — 2.1%
3D Systems Corp.†	46,639	382,440
Cantaloupe, Inc.†	21,046	129,433
CISO Global, Inc.†	21,058	3,616
Conduent, Inc.†	62,490	189,345
Corsair Gaming, Inc.†	14,856	292,960
Desktop Metal, Inc., Class A†	98,671	183,528
Security Description	Shares or Principal Amount	Value

Computers (continued)
Diebold Nixdorf, Inc.†	26,893	$ 6,723
ExlService Holdings, Inc.†	11,920	1,799,205
Grid Dynamics Holdings, Inc.†	19,741	189,514
Insight Enterprises, Inc.†	11,560	1,563,143
Integral Ad Science Holding Corp.†	14,056	265,799
IronNet, Inc.†	24,638	5,556
Markforged Holding Corp.†	41,873	37,267
Maximus, Inc.	22,294	1,804,922
Mitek Systems, Inc.†	15,539	161,916
NetScout Systems, Inc.†	24,969	762,054
NextNav, Inc.#†	24,381	62,903
OneSpan, Inc.†	14,586	220,832
PAR Technology Corp.#†	9,759	337,369
Parsons Corp.†	12,384	553,441
Qualys, Inc.†	14,197	1,792,513
Rapid7, Inc.†	21,738	1,037,337
Rigetti Computing, Inc.†	30,087	28,246
Rimini Street, Inc.†	18,165	83,559
SecureWorks Corp., Class A†	3,655	29,496
Super Micro Computer, Inc.†	17,272	3,868,064
Telos Corp.†	19,828	63,648
Tenable Holdings, Inc.†	41,171	1,687,599
TTEC Holdings, Inc.	6,939	220,105
Unisys Corp.†	24,376	95,798
Varonis Systems, Inc.†	39,389	1,035,143
Velo3D, Inc.#†	21,054	40,634
Vuzix Corp.#†	21,829	109,581
		19,043,689
Cosmetics/Personal Care — 0.4%
Beauty Health Co.#†	32,231	259,137
e.l.f. Beauty, Inc.†	18,101	1,882,866
Edgewell Personal Care Co.	18,968	738,804
Inter Parfums, Inc.	6,608	829,965
		3,710,772
Distribution/Wholesale — 0.6%
A-Mark Precious Metals, Inc.	6,761	228,995
G-III Apparel Group, Ltd.†	15,827	254,498
Global Industrial Co.	4,786	119,076
H&E Equipment Services, Inc.	11,744	422,314
Hudson Technologies, Inc.†	15,876	138,756
MRC Global, Inc.†	30,560	265,566
OPENLANE, Inc.†	39,772	597,375
Resideo Technologies, Inc.†	53,235	853,357
Rush Enterprises, Inc., Class A	15,325	801,038
Rush Enterprises, Inc., Class B	2,413	140,412
ScanSource, Inc.†	9,293	267,267
ThredUp, Inc., Class A#†	21,607	44,727
Titan Machinery, Inc.†	7,451	188,138
Veritiv Corp.	4,811	507,994
VSE Corp.	3,903	183,558
		5,013,071
Diversified Financial Services — 2.5%
Amerant Bancorp, Inc.	10,208	180,171
Applied Digital Corp.†	24,864	208,112
Artisan Partners Asset Management, Inc., Class A	22,122	707,904
AssetMark Financial Holdings, Inc.†	7,931	222,703
Associated Capital Group, Inc., Class A	624	23,063
Atlanticus Holdings Corp.†	1,550	54,188
Avantax, Inc.†	17,527	370,871
B. Riley Financial, Inc.	7,646	276,632
BGC Partners, Inc., Class A	116,059	472,360

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified Financial Services (continued)
Bread Financial Holdings, Inc.	18,435	$ 519,498
BrightSphere Investment Group, Inc.	11,897	255,667
Brookfield Business Corp., Class A	9,561	196,670
Cohen & Steers, Inc.	9,350	508,734
Columbia Financial, Inc.#†	12,359	199,598
Consumer Portfolio Services, Inc.†	3,405	39,532
Curo Group Holdings Corp.	8,088	8,735
Diamond Hill Investment Group, Inc.	1,057	167,820
Eightco Holdings, Inc.†	486	865
Enact Holdings, Inc.	11,057	269,127
Encore Capital Group, Inc.†	8,527	367,258
Enova International, Inc.†	11,323	526,746
EZCORP, Inc., Class A†	18,051	150,545
Federal Agricultural Mtg. Corp., Class C	3,352	448,531
Federated Hermes, Inc.	31,426	1,081,997
Finance of America Cos., Inc., Class A†	14,436	20,499
First Western Financial, Inc.†	2,906	49,460
Focus Financial Partners, Inc., Class A†	21,355	1,112,382
GCM Grosvenor, Inc., Class A	15,132	104,411
Hamilton Lane, Inc., Class A	13,230	898,449
Hannon Armstrong Sustainable Infrastructure Capital, Inc.#	36,769	865,175
Home Point Capital, Inc.	2,923	6,752
Houlihan Lokey, Inc.	18,704	1,633,046
International Money Express, Inc.†	11,531	268,672
LendingClub Corp.†	38,850	318,570
LendingTree, Inc.†	3,861	70,618
Moelis & Co., Class A	23,462	888,506
Mr. Cooper Group, Inc.†	25,517	1,180,416
Navient Corp.	37,583	569,383
Nelnet, Inc., Class A	5,366	496,355
NerdWallet, Inc., Class A†	9,567	89,930
Oportun Financial Corp.†	10,358	59,351
Oppenheimer Holdings, Inc., Class A	2,902	113,787
OppFi, Inc.†	3,545	7,232
PennyMac Financial Services, Inc.	9,856	601,610
Perella Weinberg Partners	13,593	106,433
Piper Sandler Cos.	6,398	814,913
PJT Partners, Inc., Class A	8,691	585,773
PRA Group, Inc.†	14,180	265,166
Radian Group, Inc.	57,965	1,480,426
Regional Management Corp.	2,789	72,932
Sculptor Capital Management, Inc.	9,143	79,087
Silvercrest Asset Management Group, Inc., Class A	3,559	69,650
StepStone Group, Inc., Class A	20,251	435,599
StoneX Group, Inc.†	6,478	520,119
Sunlight Financial Holdings, Inc.†	8,654	3,409
SWK Holdings Corp.†	1,310	22,205
Velocity Financial, Inc.†	3,168	28,417
Victory Capital Holdings, Inc., Class A	5,949	184,241
Virtus Investment Partners, Inc.	2,555	487,443
WisdomTree, Inc.	50,144	340,979
World Acceptance Corp.†	1,436	159,669
		22,268,392
Electric — 1.6%
ALLETE, Inc.	21,100	1,256,927
Altus Power, Inc.†	33,810	160,597
Ameresco, Inc., Class A†	11,707	504,337
Avista Corp.	27,160	1,123,066
Black Hills Corp.	23,931	1,458,594
Clearway Energy, Inc., Class A	12,818	352,239
Security Description	Shares or Principal Amount	Value

Electric (continued)
Clearway Energy, Inc., Class C	30,195	$ 867,502
FTC Solar, Inc.#†	15,785	43,567
MGE Energy, Inc.	13,401	961,656
NorthWestern Corp.	21,357	1,208,593
Ormat Technologies, Inc.	19,250	1,638,175
Otter Tail Corp.#	15,141	1,123,614
PNM Resources, Inc.	31,459	1,444,597
Portland General Electric Co.	32,939	1,605,117
Unitil Corp.	5,849	308,184
Via Renewables, Inc.	905	9,521
		14,066,286
Electrical Components & Equipment — 0.9%
Belden, Inc.	15,635	1,367,906
Blink Charging Co.#†	15,518	104,436
Encore Wire Corp.	6,517	1,066,637
Energizer Holdings, Inc.	26,247	855,652
EnerSys	15,018	1,460,801
ESS Tech, Inc.†	29,690	34,144
Insteel Industries, Inc.	6,890	206,218
nLight, Inc.†	16,352	236,450
Novanta, Inc.†	13,077	2,165,551
Powell Industries, Inc.	3,364	193,430
		7,691,225
Electronics — 1.9%
Advanced Energy Industries, Inc.	13,832	1,357,611
Akoustis Technologies, Inc.#†	24,458	77,287
Allied Motion Technologies, Inc.	4,918	166,868
Atkore, Inc.†	14,506	1,693,866
Badger Meter, Inc.	10,772	1,485,136
Benchmark Electronics, Inc.	12,856	303,530
Berkshire Grey, Inc.#†	18,466	25,668
Brady Corp., Class A	16,623	792,585
Charge Enterprises, Inc.#†	47,879	43,718
Comtech Telecommunications Corp.	9,524	109,336
CTS Corp.	11,671	533,015
Enovix Corp.#†	40,042	531,357
Evolv Technologies Holdings, Inc.†	30,939	184,396
FARO Technologies, Inc.†	6,924	104,483
GoPro, Inc., Class A†	47,566	199,777
Identiv, Inc.†	8,123	59,054
Itron, Inc.†	16,608	1,124,860
Kimball Electronics, Inc.†	8,824	218,835
Knowles Corp.†	32,980	592,980
Mesa Laboratories, Inc.	1,878	243,182
MicroVision, Inc.#†	60,946	285,837
Mirion Technologies, Inc.†	50,423	398,846
Napco Security Technologies, Inc.	11,592	431,106
NEXTracker, Inc.†	11,352	434,214
OSI Systems, Inc.†	5,895	701,564
Plexus Corp.†	10,107	916,503
Sanmina Corp.†	20,994	1,113,522
Stoneridge, Inc.†	9,692	158,561
TTM Technologies, Inc.†	37,304	511,065
Turtle Beach Corp.†	5,700	64,866
Vicor Corp.†	8,104	448,556
Vishay Intertechnology, Inc.	47,808	1,232,490
		16,544,674
Energy-Alternate Sources — 0.7%
Aemetis, Inc.#†	11,007	52,503
Alto Ingredients, Inc.†	26,587	53,440
Array Technologies, Inc.†	55,499	1,230,413

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy-Alternate Sources (continued)
Cleanspark, Inc.†	26,826	$ 115,083
Energy Vault Holdings, Inc.#†	30,178	63,374
Eneti, Inc.	8,150	77,099
Fluence Energy, Inc.#†	13,507	334,974
FuelCell Energy, Inc.#†	150,409	318,867
FutureFuel Corp.	9,512	80,757
Gevo, Inc.#†	72,450	93,460
Green Plains, Inc.†	19,811	574,519
Heliogen, Inc.†	33,445	8,201
Montauk Renewables, Inc.#†	23,705	164,513
REX American Resources Corp.†	5,710	188,087
Shoals Technologies Group, Inc., Class A†	59,906	1,407,192
Stem, Inc.#†	53,048	292,825
Sunnova Energy International, Inc.#†	36,547	645,420
SunPower Corp.#†	30,120	319,272
TPI Composites, Inc.†	13,465	143,537
		6,163,536
Engineering & Construction — 1.7%
908 Devices, Inc.†	8,132	70,830
Arcosa, Inc.	17,832	1,170,849
Comfort Systems USA, Inc.	13,048	1,930,843
Concrete Pumping Holdings, Inc.†	9,436	65,486
Construction Partners, Inc., Class A†	14,682	406,251
Dycom Industries, Inc.†	10,630	1,078,201
EMCOR Group, Inc.	17,387	2,866,073
Exponent, Inc.	18,719	1,709,419
Fluor Corp.†	52,396	1,391,638
Frontdoor, Inc.†	30,471	939,421
Granite Construction, Inc.	16,286	589,390
Great Lakes Dredge & Dock Corp.†	24,057	152,521
IES Holdings, Inc.†	3,144	149,088
Latham Group, Inc.†	15,851	57,064
MYR Group, Inc.†	6,035	769,462
NV5 Global, Inc.†	4,978	451,106
Primoris Services Corp.	19,526	523,297
Sterling Infrastructure, Inc.†	10,780	496,635
Tutor Perini Corp.†	15,482	83,603
		14,901,177
Entertainment — 1.0%
Accel Entertainment, Inc.†	20,548	191,713
Bally's Corp.†	13,199	179,374
Cinemark Holdings, Inc.#†	40,116	642,257
Everi Holdings, Inc.†	31,760	441,464
Golden Entertainment, Inc.†	7,403	311,962
IMAX Corp.†	17,318	300,294
International Game Technology PLC	36,160	887,005
Liberty Media Corp. - Liberty Braves, Series A†	3,686	137,746
Liberty Media Corp. - Liberty Braves, Series C†	13,867	508,642
Light & Wonder, Inc.†	34,767	2,026,568
Lions Gate Entertainment Corp., Class A†	21,460	221,038
Lions Gate Entertainment Corp., Class B†	42,505	411,874
Madison Square Garden Entertainment Corp.#†	9,597	229,080
Madison Square Garden Entertainment Corp.†	9,597	336,759
Monarch Casino & Resort, Inc.	4,899	317,896
NeoGames SA†	4,788	130,569
RCI Hospitality Holdings, Inc.	3,168	228,825
Red Rock Resorts, Inc., Class A	18,671	851,211
Reservoir Media, Inc.†	7,528	49,007
Security Description	Shares or Principal Amount	Value

Entertainment (continued)
Rush Street Interactive, Inc.†	22,354	$ 67,062
SeaWorld Entertainment, Inc.†	14,630	815,769
		9,286,115
Environmental Control — 0.4%
Casella Waste Systems, Inc., Class A†	18,379	1,657,051
Energy Recovery, Inc.†	20,258	482,343
Harsco Corp.†	28,911	244,587
Heritage-Crystal Clean, Inc.†	5,772	191,399
Li-Cycle Holdings Corp.#†	50,306	237,444
Montrose Environmental Group, Inc.†	10,110	354,760
Pure Cycle Corp.†	7,167	69,663
PureCycle Technologies, Inc.#†	39,113	269,489
		3,506,736
Food — 1.4%
B&G Foods, Inc.	26,047	333,662
Beyond Meat, Inc.#†	22,600	229,390
Calavo Growers, Inc.	6,351	205,328
Cal-Maine Foods, Inc.	13,956	663,608
Chefs' Warehouse, Inc.†	12,552	390,493
Hain Celestial Group, Inc.†	32,974	402,612
HF Foods Group, Inc.†	13,957	50,245
Hostess Brands, Inc.†	49,141	1,222,628
Ingles Markets, Inc., Class A	5,234	420,133
J&J Snack Foods Corp.	5,596	861,504
John B. Sanfilippo & Son, Inc.	3,287	382,048
Krispy Kreme, Inc.#	26,438	394,984
Lancaster Colony Corp.	7,157	1,406,923
Mission Produce, Inc.†	14,753	179,987
Natural Grocers by Vitamin Cottage, Inc.	3,412	37,703
Seneca Foods Corp., Class A†	1,879	86,885
Simply Good Foods Co.†	32,695	1,183,232
SpartanNash Co.	12,832	293,853
Sprouts Farmers Market, Inc.†	39,006	1,348,047
SunOpta, Inc.†	35,948	241,930
Tattooed Chef, Inc.†	18,286	9,988
Tootsie Roll Industries, Inc.	5,920	231,294
TreeHouse Foods, Inc.†	18,722	886,487
United Natural Foods, Inc.†	21,968	586,765
Utz Brands, Inc.	24,190	397,925
Village Super Market, Inc., Class A	3,116	64,673
Weis Markets, Inc.	6,050	360,217
Whole Earth Brands, Inc.†	14,964	43,246
		12,915,790
Food Service — 0.0%
Sovos Brands, Inc.†	14,101	267,778
Forest Products & Paper — 0.1%
Glatfelter Corp.	16,197	46,485
Sylvamo Corp.	12,563	495,234
		541,719
Gas — 1.0%
Brookfield Infrastructure Corp., Class A	36,051	1,661,951
Chesapeake Utilities Corp.	6,409	818,429
New Jersey Resources Corp.	35,440	1,717,068
Northwest Natural Holding Co.	12,763	544,980
ONE Gas, Inc.	19,795	1,602,208
Southwest Gas Holdings, Inc.	24,664	1,443,584
Spire, Inc.	18,770	1,211,979
		9,000,199

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hand/Machine Tools — 0.3%
Cadre Holdings, Inc.	7,014	$ 146,593
Enerpac Tool Group Corp.	21,048	535,040
Franklin Electric Co., Inc.	16,970	1,543,591
Kennametal, Inc.	29,954	746,454
Luxfer Holdings PLC	9,987	143,413
		3,115,091
Healthcare-Products — 4.2%
Adaptive Biotechnologies Corp.†	41,035	285,604
Akoya Biosciences, Inc.†	5,804	32,677
Alphatec Holdings, Inc.†	26,678	404,438
AngioDynamics, Inc.†	13,697	129,574
Artivion, Inc.†	14,334	214,723
AtriCure, Inc.†	16,780	754,597
Atrion Corp.	500	260,180
Avanos Medical, Inc.†	17,040	417,480
Axogen, Inc.†	14,923	126,846
Axonics, Inc.†	18,042	873,052
BioLife Solutions, Inc.†	12,406	289,680
Bionano Genomics, Inc.#†	110,126	76,196
Bioventus, Inc., Class A†	11,760	31,811
Butterfly Network, Inc.#†	48,921	119,367
CareDx, Inc.†	18,740	149,545
Castle Biosciences, Inc.†	9,031	220,627
Cerus Corp.†	63,518	135,929
CONMED Corp.	10,715	1,299,730
Cue Health Inc†	40,075	30,517
Cutera, Inc.#†	6,108	102,675
Embecta Corp.	21,206	586,770
Glaukos Corp.†	16,840	960,217
Haemonetics Corp.†	18,451	1,560,955
Inari Medical, Inc.†	17,758	1,072,583
Inogen, Inc.†	8,461	89,094
Inspire Medical Systems, Inc.†	10,526	3,078,750
Integer Holdings Corp.†	12,128	992,798
iRadimed Corp.	2,623	123,360
iRhythm Technologies, Inc.†	11,103	1,268,740
Lantheus Holdings, Inc.†	25,151	2,177,825
LeMaitre Vascular, Inc.	7,171	450,626
LivaNova PLC†	19,761	875,017
MaxCyte, Inc.†	32,436	132,339
Merit Medical Systems, Inc.†	20,574	1,695,298
MiMedx Group, Inc.†	41,528	243,354
NanoString Technologies, Inc.†	17,095	100,690
Nautilus Biotechnology, Inc.†	17,544	50,176
Neogen Corp.†	79,862	1,396,786
Nevro Corp.†	12,846	354,036
NuVasive, Inc.†	19,273	735,458
OmniAb, Inc.†	28,363	122,528
Omnicell, Inc.†	16,339	1,199,609
OraSure Technologies, Inc.†	26,420	132,893
Orthofix Medical, Inc.†	12,619	235,849
OrthoPediatrics Corp.†	5,582	241,142
Owlet, Inc.†	26,079	5,750
Pacific Biosciences of California, Inc.†	91,165	1,128,623
Paragon 28, Inc.†	17,943	322,615
Patterson Cos., Inc.	32,085	840,306
PROCEPT BioRobotics Corp.†	9,540	319,113
Pulmonx Corp.†	12,588	151,182
Quanterix Corp.†	12,494	245,007
Quantum-Si, Inc.†	33,618	50,763
RxSight, Inc.†	8,740	212,994
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
Shockwave Medical, Inc.†	13,104	$ 3,604,779
SI-BONE, Inc.†	12,502	314,800
Silk Road Medical, Inc.†	13,811	416,954
SomaLogic, Inc.#†	56,686	171,759
STAAR Surgical Co.†	17,651	1,024,111
Surmodics, Inc.†	5,017	91,962
Tactile Systems Technology, Inc.†	7,215	151,659
Tenon Medical, Inc.†	2,776	3,220
TransMedics Group, Inc.†	11,230	815,972
Treace Medical Concepts, Inc.†	13,540	360,164
UFP Technologies, Inc.†	2,515	388,894
Utah Medical Products, Inc.	1,268	118,545
Varex Imaging Corp.†	14,217	313,343
Vicarious Surgical, Inc.#†	20,342	42,718
ViewRay, Inc.†	54,492	30,025
Zimvie, Inc.†	7,659	76,437
Zynex, Inc.#†	7,935	74,430
		37,108,266
Healthcare-Services — 1.5%
23andMe Holding Co., Class A†	95,051	182,498
Accolade, Inc.†	24,483	294,775
Addus HomeCare Corp.†	5,688	512,773
Agiliti, Inc.#†	10,263	168,005
American Well Corp., Class A†	84,430	186,590
ATI Physical Therapy, Inc.†	27,535	4,841
Aveanna Healthcare Holdings, Inc.#†	16,388	19,338
Babylon Holdings, Ltd., Class A†	1,603	1,017
Bright Health Group, Inc.#†	888	8,224
Brookdale Senior Living, Inc.†	68,462	236,194
Cano Health, Inc.#†	59,588	81,040
CareMax, Inc.†	21,514	56,582
Clover Health Investments Corp.#†	142,185	120,416
Community Health Systems, Inc.†	46,030	150,518
DocGo, Inc.†	30,371	271,820
Ensign Group, Inc.	19,829	1,757,048
Fulgent Genetics, Inc.†	7,702	306,309
GeneDx Holdings Corp.#†	3,300	24,816
HealthEquity, Inc.†	30,555	1,674,414
Innovage Holding Corp.†	7,040	47,379
Inotiv, Inc.#†	8,468	51,485
Invitae Corp.#†	89,753	96,036
Joint Corp.†	5,176	73,396
LifeStance Health Group, Inc.†	26,594	217,805
Medpace Holdings, Inc.†	9,342	1,933,514
ModivCare, Inc.†	4,656	209,194
Nano-X Imaging, Ltd.#†	16,837	299,530
National HealthCare Corp.	4,629	280,980
Oncology Institute, Inc.†	13,211	5,648
OPKO Health, Inc.†	148,598	206,551
Oscar Health, Inc., Class A†	44,414	325,999
P3 Health Partners, Inc.#†	8,946	36,231
Pediatrix Medical Group, Inc. †	30,108	400,436
Pennant Group, Inc.†	9,501	114,012
RadNet, Inc.†	18,374	531,744
Science 37 Holdings, Inc.†	23,147	5,935
Select Medical Holdings Corp.	38,327	1,049,010
Surgery Partners, Inc.†	18,933	709,609
Thorne HealthTech, Inc.†	5,134	22,692
U.S. Physical Therapy, Inc.	4,731	483,272
		13,157,676

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Home Builders — 1.6%
Beazer Homes USA, Inc.†	10,931	$ 221,571
Cavco Industries, Inc.†	3,205	797,981
Century Communities, Inc.	10,391	661,179
Dream Finders Homes, Inc., Class A#†	7,713	142,999
Forestar Group, Inc.†	6,705	136,313
Green Brick Partners, Inc.†	9,995	478,461
Hovnanian Enterprises, Inc., Class A†	1,781	149,533
Installed Building Products, Inc.	8,761	915,875
KB Home	27,923	1,209,904
Landsea Homes Corp.†	3,476	25,027
LCI Industries	9,146	988,134
LGI Homes, Inc.†	7,553	859,305
M/I Homes, Inc.†	9,805	692,919
MDC Holdings, Inc.	21,475	865,013
Meritage Homes Corp.	13,370	1,541,962
Skyline Champion Corp.†	19,635	1,141,382
Taylor Morrison Home Corp.†	38,516	1,634,234
Tri Pointe Homes, Inc.†	37,137	1,084,772
Winnebago Industries, Inc.	10,971	610,426
		14,156,990
Home Furnishings — 0.3%
Aterian, Inc.†	24,272	14,177
Ethan Allen Interiors, Inc.	8,329	208,475
iRobot Corp.†	9,881	350,282
Lovesac Co.†	5,127	108,077
MillerKnoll, Inc.	27,979	379,116
Purple Innovation, Inc.	23,168	80,161
Sleep Number Corp.†	7,849	142,381
Snap One Holdings Corp.†	6,628	58,525
Sonos, Inc.†	46,978	682,590
Traeger, Inc.†	12,223	45,103
Universal Electronics, Inc.†	4,457	35,968
Vizio Holding Corp., Class A†	24,961	162,995
Xperi, Inc.†	15,344	181,520
		2,449,370
Household Products/Wares — 0.3%
ACCO Brands Corp.	33,864	163,902
Central Garden & Pet Co.†	3,628	131,696
Central Garden & Pet Co., Class A†	14,767	507,247
Helen of Troy, Ltd.†	8,750	842,450
Leafly Holdings, Inc.†	11,229	3,247
Quanex Building Products Corp.	12,187	256,049
WD-40 Co.#	5,028	953,560
		2,858,151
Housewares — 0.0%
Lifetime Brands, Inc.	4,709	23,074
Tupperware Brands Corp.†	16,239	14,454
		37,528
Insurance — 2.3%
Ambac Financial Group, Inc.†	16,295	226,989
American Equity Investment Life Holding Co.	26,063	1,028,185
AMERISAFE, Inc.	7,034	359,156
Argo Group International Holdings, Ltd.	11,691	342,663
BRP Group, Inc., Class A†	22,374	448,822
CNO Financial Group, Inc.	41,786	907,174
Crawford & Co., Class A	5,691	56,227
Doma Holdings, Inc.†	51,118	15,243
Donegal Group, Inc., Class A	5,727	82,354
eHealth, Inc.†	9,109	60,939
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Employers Holdings, Inc.	10,005	$ 361,781
Enstar Group, Ltd.†	4,137	973,767
Essent Group, Ltd.	38,791	1,713,399
Genworth Financial, Inc., Class A†	182,184	974,684
Goosehead Insurance, Inc., Class A†	7,012	386,922
Greenlight Capital Re, Ltd., Class A†	9,620	92,448
HCI Group, Inc.#	2,300	121,647
Hippo Holdings, Inc.#†	6,323	99,398
Horace Mann Educators Corp.	15,132	454,717
Investors Title Co.	478	63,359
Jackson Financial, Inc., Class A	27,538	762,803
James River Group Holdings, Ltd.	13,533	259,022
Kinsale Capital Group, Inc.	7,967	2,413,842
Lemonade, Inc.†	17,267	304,245
MBIA, Inc.†	17,677	140,709
Mercury General Corp.	9,850	295,599
National Western Life Group, Inc., Class A	835	311,488
NI Holdings, Inc.†	3,113	42,648
NMI Holdings, Inc., Class A†	30,226	760,184
Palomar Holdings, Inc.†	8,938	488,551
ProAssurance Corp.	19,846	241,129
RLI Corp.	14,374	1,780,220
Root, Inc., Class A†	2,902	13,959
Safety Insurance Group, Inc.	5,239	381,504
Selective Insurance Group, Inc.	21,969	2,125,061
Selectquote, Inc.†	49,830	79,728
SiriusPoint, Ltd.†	33,910	315,702
Skyward Specialty Insurance Group, Inc.†	3,821	90,214
Stewart Information Services Corp.	9,876	442,840
Tiptree, Inc.	9,117	120,253
Trupanion, Inc.#†	14,355	322,557
United Fire Group, Inc.	7,859	168,811
Universal Insurance Holdings, Inc.	9,495	136,253
		20,767,196
Internet — 1.5%
1-800-Flowers.com, Inc., Class A†	9,558	77,611
1stdibs.com, Inc.†	8,713	33,022
aka Brands Holding Corp.†	4,116	1,658
Allbirds, Inc., Class A†	35,533	41,929
Arena Group Holdings, Inc.#†	4,276	17,959
BARK, Inc.#†	39,868	41,463
Blade Air Mobility, Inc.†	20,893	67,484
Bumble, Inc., Class A†	36,857	563,912
Cargurus, Inc.†	37,567	705,884
CarParts.com, Inc.†	18,693	77,950
Cars.com, Inc.†	24,352	429,813
Cogent Communications Holdings, Inc.	15,834	974,108
ContextLogic, Inc., Class A#†	7,100	49,771
Couchbase, Inc.#†	10,413	213,675
DHI Group, Inc.†	15,631	57,209
Edgio, Inc.†	50,541	26,039
ePlus, Inc.†	9,760	482,046
Eventbrite, Inc., Class A†	28,761	208,805
EverQuote, Inc., Class A†	7,355	67,004
Figs, Inc., Class A†	46,943	386,810
Focus Universal, Inc.#†	9,772	16,319
fuboTV, Inc.†	69,197	107,255
Gambling.com Group, Ltd.†	3,291	33,371
Groupon, Inc.†	8,032	43,373
HealthStream, Inc.	8,896	204,786
Hims & Hers Health, Inc.†	44,671	399,359
Innovid Corp.†	28,487	35,324

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet (continued)
Inspirato, Inc.†	7,550	$ 7,142
Lands' End, Inc.†	5,618	35,225
Liquidity Services, Inc.†	8,987	135,973
Lulu's Fashion Lounge Holdings, Inc.†	6,128	14,891
Magnite, Inc.†	48,713	578,710
MediaAlpha, Inc., Class A†	9,069	79,989
Nerdy, Inc.†	20,546	53,214
Open Lending Corp., Class A†	38,833	393,767
OptimizeRx Corp.†	6,150	86,346
Overstock.com, Inc.†	15,677	293,630
Perficient, Inc.†	12,577	961,763
Q2 Holdings, Inc.†	20,564	598,824
QuinStreet, Inc.†	18,661	172,054
RealReal, Inc.#†	32,559	41,513
Revolve Group, Inc.†	15,031	228,772
Rover Group, Inc.†	34,490	160,378
RumbleON, Inc., Class B#†	3,860	42,151
Shutterstock, Inc.#	8,822	439,071
Solo Brands, Inc., Class A†	8,089	33,327
Squarespace, Inc., Class A†	11,209	329,432
Stitch Fix, Inc., Class A†	30,793	110,547
TechTarget, Inc.†	9,946	345,524
TrueCar, Inc.†	32,154	72,668
Tucows, Inc., Class A#†	3,647	113,422
Upwork, Inc.†	44,708	366,606
Vacasa, Inc., Class A†	42,557	32,650
Vivid Seats, Inc., Class A#†	9,436	68,977
Yelp, Inc.†	24,902	834,217
Ziff Davis, Inc.†	16,817	992,876
		12,987,598
Investment Companies — 0.1%
Cannae Holdings, Inc.†	25,557	502,195
Compass Diversified Holdings	22,793	447,199
		949,394
Iron/Steel — 0.5%
ATI, Inc.†	45,691	1,579,995
Carpenter Technology Corp.	17,590	802,280
Commercial Metals Co.	43,026	1,839,362
Haynes International, Inc.	4,557	197,865
Schnitzer Steel Industries, Inc., Class A	9,448	259,914
		4,679,416
Leisure Time — 0.5%
Acushnet Holdings Corp.#	12,255	548,534
Bowlero Corp.†	10,870	124,570
Camping World Holdings, Inc., Class A	14,318	385,870
Clarus Corp.#	10,618	87,811
F45 Training Holdings, Inc.†	13,678	13,952
Johnson Outdoors, Inc., Class A	1,962	111,363
Life Time Group Holdings, Inc.†	15,475	294,180
Lindblad Expeditions Holdings, Inc.†	12,361	117,182
Malibu Boats, Inc., Class A†	7,491	392,903
Marine Products Corp.	3,061	46,772
MasterCraft Boat Holdings, Inc.†	6,476	171,614
OneSpaWorld Holdings, Ltd.†	24,427	254,774
Topgolf Callaway Brands Corp.†	51,500	879,105
Virgin Galactic Holdings, Inc.#†	89,205	308,649
Vista Outdoor, Inc.†	20,569	547,752
Xponential Fitness, Inc., Class A†	7,518	199,152
		4,484,183
Security Description	Shares or Principal Amount	Value

Lodging — 0.2%
Bluegreen Vacations Holding Corp.#	3,520	$ 100,602
Century Casinos, Inc.†	10,032	68,117
Full House Resorts, Inc.†	12,100	85,910
Hilton Grand Vacations, Inc.†	31,619	1,351,712
Marcus Corp.#	8,757	133,807
Sonder Holdings, Inc.†	69,703	49,475
		1,789,623
Machinery-Construction & Mining — 0.3%
Argan, Inc.	4,715	190,722
Astec Industries, Inc.	8,404	309,771
Babcock & Wilcox Enterprises, Inc.†	22,365	107,352
Bloom Energy Corp., Class A#†	66,217	908,497
Hyster-Yale Materials Handling, Inc.	3,989	186,526
Manitowoc Co., Inc.†	12,774	183,307
NuScale Power Corp.#†	11,538	86,535
Terex Corp.	24,547	1,138,244
Transphorm, Inc.†	8,374	32,910
		3,143,864
Machinery-Diversified — 1.5%
Alamo Group, Inc.	3,704	616,568
Albany International Corp., Class A	11,478	974,712
Applied Industrial Technologies, Inc.	14,091	1,732,629
Cactus, Inc., Class A	23,018	726,908
Chart Industries, Inc.†	15,708	1,723,639
CIRCOR International, Inc.†	6,801	197,093
Columbus McKinnon Corp.	10,313	376,218
CSW Industrials, Inc.	5,382	762,737
DXP Enterprises, Inc.†	5,605	179,192
Eastman Kodak Co.†	21,038	105,400
Gorman-Rupp Co.	8,373	200,366
GrafTech International, Ltd.	71,337	306,036
Hydrofarm Holdings Group, Inc.†	16,070	14,738
Ichor Holdings, Ltd.†	10,326	312,878
Kadant, Inc.	4,272	810,484
Lindsay Corp.	4,051	477,208
Mueller Water Products, Inc., Class A	57,402	786,407
Sarcos Technology and Robotics Corp.†	40,269	15,709
Tennant Co.	6,821	498,615
Thermon Group Holdings, Inc.†	12,192	279,684
Watts Water Technologies, Inc., Class A	10,074	1,596,225
Zurn Elkay Water Solutions Corp.	45,715	1,029,045
		13,722,491
Media — 0.4%
AMC Networks, Inc., Class A†	11,135	125,937
Cumulus Media, Inc., Class A†	6,416	20,659
E.W. Scripps Co., Class A†	21,526	169,625
Gannett Co, Inc.†	53,005	117,671
Gray Television, Inc.	30,216	212,418
iHeartMedia, Inc., Class A†	44,373	105,164
Liberty Latin America, Ltd., Class A†	14,077	103,044
Liberty Latin America, Ltd., Class C†	53,733	392,251
Scholastic Corp.	10,820	459,634
Sinclair Broadcast Group, Inc., Class A#†	14,751	226,870
TEGNA, Inc.	82,020	1,270,490
Thryv Holdings, Inc.†	9,354	217,948
Urban One, Inc.†	3,047	19,044
Urban One, Inc.†	3,979	22,720
Value Line, Inc.	340	15,606
WideOpenWest, Inc.†	19,730	149,948
		3,629,029

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Medical - Biomedical/Gene — 0.0%
Contra Radius Health, Inc.†(1)	16,856	$ 1,349
Metal Fabricate/Hardware — 0.9%
Fathom Digital Manufacturing C†	10,613	4,882
Helios Technologies, Inc.	11,977	592,263
Hillman Solutions Corp.†	49,540	401,274
Janus International Group, Inc.†	30,063	265,456
Mueller Industries, Inc.	20,596	1,529,459
Northwest Pipe Co.†	3,596	95,510
Olympic Steel, Inc.	3,532	147,708
Omega Flex, Inc.	1,201	125,108
Proto Labs, Inc.†	9,993	307,385
RBC Bearings, Inc.†	10,500	2,082,045
Ryerson Holding Corp.	7,151	243,062
Standex International Corp.	4,348	592,154
TimkenSteel Corp.†	16,286	277,351
Tredegar Corp.	10,006	70,342
Worthington Industries, Inc.	11,569	649,368
Xometry, Inc., Class A†	12,563	229,903
		7,613,270
Mining — 0.7%
5E Advanced Materials, Inc.†	14,404	40,907
Arconic Corp.†	37,364	1,080,193
Centrus Energy Corp., Class A†	3,920	115,601
Century Aluminum Co.†	19,122	149,916
Coeur Mining, Inc.†	102,549	307,647
Compass Minerals International, Inc.	12,624	400,560
Constellium SE†	46,531	693,312
Dakota Gold Corp.†	19,227	63,641
Energy Fuels, Inc.#†	57,432	337,700
Hecla Mining Co.	203,660	1,085,508
Hycroft Mining Holding Corp.†	56,335	18,929
Ivanhoe Electric, Inc.†	17,058	213,054
Kaiser Aluminum Corp.	5,829	352,072
Novagold Resources, Inc.†	88,033	453,370
Pan American Silver Corp. CVR#†	171,891	91,102
Piedmont Lithium, Inc.#†	6,391	350,035
PolyMet Mining Corp.†	19,589	26,837
United States Lime & Minerals, Inc.	747	135,521
Uranium Energy Corp.#†	131,595	340,831
Ur-Energy, Inc.#†	77,080	69,287
		6,326,023
Miscellaneous Manufacturing — 1.1%
AMMO, Inc.#†	32,560	57,306
Chase Corp.	2,779	326,810
EnPro Industries, Inc.	7,662	774,475
ESCO Technologies, Inc.	9,486	853,740
Fabrinet †	13,594	1,539,113
Federal Signal Corp.	21,990	1,165,250
Hillenbrand, Inc.	25,503	1,223,379
John Bean Technologies Corp.	11,644	1,241,367
LSB Industries, Inc.†	27,203	252,988
Materion Corp.	7,516	754,155
Myers Industries, Inc.	13,357	249,776
NL Industries, Inc.	3,078	17,206
Park Aerospace Corp.	7,212	94,477
Sight Sciences, Inc.†	8,019	76,902
Smith & Wesson Brands, Inc.	16,716	196,079
Sturm Ruger & Co., Inc.	6,346	327,200
Trinity Industries, Inc.	30,243	639,639
		9,789,862
Security Description	Shares or Principal Amount	Value

Multi-National — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	10,126	$ 197,356
Office Furnishings — 0.1%
CompX International, Inc.	585	10,881
HNI Corp.	15,161	386,606
Interface, Inc.	21,139	146,493
Kimball International, Inc., Class B	13,168	161,966
Steelcase, Inc., Class A	32,036	207,914
		913,860
Office/Business Equipment — 0.1%
Pitney Bowes, Inc.#	63,730	211,584
Xerox Holdings Corp.	42,091	592,220
		803,804
Oil & Gas — 3.4%
Amplify Energy Corp.#†	13,129	89,277
Battalion Oil Corp.†	923	5,676
Berry Corp.	28,044	176,677
Borr Drilling, Ltd.†	74,168	508,051
California Resources Corp.	27,258	1,023,265
Callon Petroleum Co.†	18,116	554,893
Chord Energy Corp.	15,294	2,187,654
Civitas Resources, Inc.	27,146	1,813,353
CNX Resources Corp.†	61,894	956,262
Comstock Resources, Inc.#	33,744	314,494
Crescent Energy Co., Class A#	14,416	135,655
CVR Energy, Inc.#	10,885	254,818
Delek US Holdings, Inc.	25,560	562,831
Denbury, Inc.†	18,449	1,663,546
Diamond Offshore Drilling, Inc.†	37,246	407,844
DLB Oil & Gas, Inc.†(1)	3,000	0
Earthstone Energy, Inc., Class A†	16,063	192,917
Empire Petroleum Corp.#†	3,796	35,910
Gulfport Energy Corp.†	4,033	391,282
Helmerich & Payne, Inc.	37,843	1,168,592
HighPeak Energy, Inc.#	2,571	31,726
Kosmos Energy, Ltd.†	166,204	990,576
Magnolia Oil & Gas Corp., Class A	64,203	1,241,044
Matador Resources Co.	41,437	1,821,985
Murphy Oil Corp.	54,257	1,888,144
Nabors Industries, Ltd.†	3,336	279,223
Noble Corp. PLC†	31,042	1,171,525
Northern Oil and Gas, Inc.	24,314	727,232
Par Pacific Holdings, Inc.†	17,999	383,739
Patterson-UTI Energy, Inc.	78,968	769,148
PBF Energy, Inc., Class A	43,580	1,604,180
Permian Resources Corp.	86,567	807,670
Ranger Oil Corp., Class A	7,062	259,528
Riley Exploration Permian, Inc.	3,952	132,273
Ring Energy, Inc.#†	34,699	58,988
SandRidge Energy, Inc.	11,697	157,559
SilverBow Resources, Inc.#†	4,319	103,138
Sitio Royalties Corp.	26,127	665,716
SM Energy Co.	44,586	1,172,166
Talos Energy, Inc.†	25,828	317,943
Tellurian, Inc.#†	187,812	227,253
VAALCO Energy, Inc.	39,114	150,980
Valaris, Ltd.†	22,425	1,294,595
Vertex Energy, Inc.#†	19,905	128,785
Vital Energy, Inc.#†	6,104	253,255
W&T Offshore, Inc.†	34,800	134,676
Weatherford International PLC†	26,018	1,468,456
		30,684,500

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas Services — 0.9%
Archrock, Inc.	49,831	$ 448,479
Aris Water Solution, Inc., Class A#	8,104	74,476
Bristow Group, Inc.†	8,599	210,246
ChampionX Corp.	73,722	1,862,218
DMC Global, Inc.†	6,911	112,096
Dril-Quip, Inc.†	12,334	275,665
Expro Group Holdings NV†	31,950	530,050
Helix Energy Solutions Group, Inc.†	52,643	330,598
Liberty Energy, Inc.	49,534	581,529
Newpark Resources, Inc.†	31,749	109,852
NexTier Oilfield Solutions, Inc.†	64,652	487,476
NOW, Inc.†	40,601	360,943
Oceaneering International, Inc.†	36,816	563,653
Oil States International, Inc.†	23,169	147,355
ProFrac Holding Corp., Class A#†	8,615	96,660
ProPetro Holding Corp.†	32,152	214,454
RPC, Inc.	27,366	181,984
Select Water Solutions, Inc.	26,282	190,807
Solaris Oilfield Infrastructure, Inc., Class A	11,623	85,197
TETRA Technologies, Inc.†	45,817	119,124
Tidewater, Inc.†	17,142	768,133
US Silica Holdings, Inc.†	27,279	309,071
		8,060,066
Packaging & Containers — 0.3%
Clearwater Paper Corp.†	6,155	187,051
Greif, Inc., Class A	9,152	550,035
Greif, Inc., Class B	1,955	136,752
Karat Packaging, Inc.	2,088	33,283
O-I Glass, Inc.†	56,637	1,173,519
Pactiv Evergreen, Inc.	15,910	111,688
Ranpak Holdings Corp.†	15,993	49,578
TriMas Corp.	15,417	390,204
		2,632,110
Pharmaceuticals — 2.7%
AbCellera Biologics, Inc.†	76,223	531,274
Aclaris Therapeutics, Inc.†	23,778	198,546
AdaptHealth Corp.†	26,584	278,600
Aduro Biotech Holding, Inc. CVR†(1)	6,346	0
Agios Pharmaceuticals, Inc.†	20,087	507,799
Alector, Inc.†	22,889	170,294
Alkermes PLC†	60,014	1,736,205
Amneal Pharmaceuticals, Inc.†	37,905	88,698
Amphastar Pharmaceuticals, Inc.†	14,096	625,440
Amylyx Pharmaceuticals, Inc.†	18,560	458,246
Anika Therapeutics, Inc.†	5,365	145,338
Arvinas, Inc.†	17,904	390,844
Beachbody Co., Inc.†	38,523	18,714
BellRing Brands, Inc.†	49,232	1,802,876
Bioxcel Therapeutics, Inc.†	7,039	126,280
Catalyst Pharmaceuticals, Inc.†	35,709	412,439
Chimerix, Inc.†	30,989	42,765
Coherus Biosciences, Inc.†	27,109	110,876
Collegium Pharmaceutical, Inc.†	12,374	273,094
Corcept Therapeutics, Inc.†	31,797	746,912
Eagle Pharmaceuticals, Inc.†	3,766	78,144
Enanta Pharmaceuticals, Inc.†	7,333	172,179
Foghorn Therapeutics, Inc.†	7,396	46,521
Fulcrum Therapeutics, Inc.†	18,988	51,647
Harmony Biosciences Holdings, Inc.†	9,651	333,732
Herbalife, Ltd.†	36,054	426,879
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
Heron Therapeutics, Inc.†	37,878	$ 43,181
Heska Corp.†	3,553	425,401
Ironwood Pharmaceuticals, Inc.†	50,307	547,340
Jounce Therapeutics, Inc.#†(1)	15,509	465
KalVista Pharmaceuticals, Inc.†	9,009	87,838
Kura Oncology, Inc.†	23,923	318,654
Lyell Immunopharma, Inc.#†	63,683	203,149
Madrigal Pharmaceuticals, Inc.†	4,686	1,304,629
MannKind Corp.†	93,692	434,731
Mirum Pharmaceuticals, Inc.†	6,773	177,656
Morphic Holding, Inc.†	9,472	544,640
Nature's Sunshine Products, Inc.†	4,939	55,218
Ocugen, Inc.†	79,958	36,781
Ocular Therapeutix, Inc.†	28,360	181,504
Option Care Health, Inc.†	61,523	1,694,959
Outlook Therapeutics, Inc.#†	56,921	85,381
Owens & Minor, Inc.†	27,164	551,701
Pacira BioSciences, Inc.†	16,536	628,864
PetIQ, Inc.†	9,979	127,033
Phibro Animal Health Corp., Class A	7,507	99,843
PMV Pharmaceuticals Inc†	13,555	72,519
Prestige Consumer Healthcare, Inc.†	18,333	1,049,198
Protagonist Therapeutics, Inc.†	17,125	446,449
Reata Pharmaceuticals, Inc., Class A†	10,176	916,349
Relmada Therapeutics, Inc.†	10,081	28,630
Revance Therapeutics, Inc.†	29,716	908,121
Senseonics Holdings, Inc.#†	174,063	111,470
Seres Therapeutics, Inc.#†	25,933	128,368
SIGA Technologies, Inc.#	17,337	97,261
Supernus Pharmaceuticals, Inc.†	18,258	605,070
USANA Health Sciences, Inc.†	4,135	250,870
Vanda Pharmaceuticals, Inc.†	20,431	121,564
Vaxcyte, Inc.†	30,139	1,492,483
Xeris Biopharma Holdings, Inc.†	48,730	124,749
Y-mAbs Therapeutics, Inc.†	13,513	109,861
		23,786,272
Pipelines — 0.3%
Equitrans Midstream Corp.	151,343	1,290,956
Excelerate Energy, Inc., Class A	6,828	126,728
Golar LNG, Ltd.†	37,159	764,360
Kinetik Holdings, Inc.#	6,101	198,465
NextDecade Corp.#†	13,316	73,904
		2,454,413
Private Equity — 0.0%
Chicago Atlantic Real Estate Finance, Inc.	2,003	29,124
Real Estate — 0.6%
American Realty Investors, Inc.†	550	9,488
Angel Oak Mtg., Inc.#	4,390	32,267
Anywhere Real Estate, Inc.†	39,516	239,862
Compass, Inc., Class A†	102,079	377,692
Cushman & Wakefield PLC†	58,519	464,056
Douglas Elliman, Inc.	27,822	80,962
eXp World Holdings, Inc.#	25,639	394,584
FRP Holdings, Inc.†	2,466	130,229
Kennedy-Wilson Holdings, Inc.	43,473	670,788
Legacy Housing Corp.†	3,220	61,309
Marcus & Millichap, Inc.	9,264	271,898
McGrath RentCorp	8,919	792,096
Newmark Group, Inc., Class A	49,744	284,536
Offerpad Solutions, Inc.†	25,128	16,162
Radius Global Infrastructure, Inc., Class A†	28,246	418,041

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real Estate (continued)
RE/MAX Holdings, Inc., Class A	6,543	$ 122,289
Redfin Corp.#†	39,121	382,995
RMR Group, Inc., Class A	5,633	121,278
St. Joe Co.	12,684	589,933
Star Holdings#†	4,716	73,098
Stratus Properties, Inc.	2,146	46,740
Transcontinental Realty Investors, Inc.†	462	16,632
		5,596,935
REITS — 6.1%
Acadia Realty Trust	34,291	441,325
AFC Gamma, Inc.	6,003	68,854
Agree Realty Corp.	32,222	2,077,997
Alexander & Baldwin, Inc.	26,664	488,484
Alexander's, Inc.	787	129,194
American Assets Trust, Inc.	18,178	346,291
Apartment Investment & Management Co., Class A	55,131	447,112
Apollo Commercial Real Estate Finance, Inc.	51,794	522,601
Apple Hospitality REIT, Inc.	79,198	1,150,747
Arbor Realty Trust, Inc.#	60,793	766,600
Ares Commercial Real Estate Corp.#	18,895	173,645
Armada Hoffler Properties, Inc.	24,703	272,721
ARMOUR Residential REIT, Inc.#	59,700	299,694
Ashford Hospitality Trust, Inc.#†	12,662	52,547
Blackstone Mtg. Trust, Inc., Class A#	63,421	1,153,628
Bluerock Homes Trust, Inc.†	1,411	22,576
Braemar Hotels & Resorts, Inc.	23,676	96,835
Brandywine Realty Trust	62,481	243,676
BrightSpire Capital, Inc.	34,492	204,193
Broadstone Net Lease, Inc.	63,708	998,941
BRT Apartments Corp.	4,426	81,261
CareTrust REIT, Inc.	36,457	707,266
CBL & Associates Properties, Inc.#	9,801	226,011
Centerspace	5,544	326,043
Chatham Lodging Trust	17,645	165,687
Chimera Investment Corp.	85,598	412,582
City Office REIT, Inc.	14,331	64,919
Claros Mtg. Trust, Inc.	33,861	353,170
Clipper Realty, Inc.	4,406	24,101
Community Healthcare Trust, Inc.	8,727	286,246
Corporate Office Properties Trust	41,473	946,414
CTO Realty Growth, Inc.#	8,114	129,337
DiamondRock Hospitality Co.	77,214	606,130
Diversified Healthcare Trust	87,553	119,072
Dynex Capital, Inc.	19,417	218,247
Easterly Government Properties, Inc.#	33,562	465,841
Ellington Financial, Inc.#	23,340	292,684
Elme Communities	32,181	486,255
Empire State Realty Trust, Inc., Class A#	48,975	302,176
Equity Commonwealth	38,579	788,941
Essential Properties Realty Trust, Inc.	51,746	1,238,282
Farmland Partners, Inc.#	18,376	208,568
Four Corners Property Trust, Inc.	30,800	791,560
Franklin BSP Realty Trust, Inc.#	30,540	411,985
Franklin Street Properties Corp.	36,348	52,341
Getty Realty Corp.	15,528	532,145
Gladstone Commercial Corp.	14,419	168,558
Gladstone Land Corp.#	11,863	187,554
Global Medical REIT, Inc.	22,465	195,895
Global Net Lease, Inc.	38,359	369,014
Granite Point Mtg. Trust, Inc.	19,112	89,253
Hersha Hospitality Trust, Class A	11,561	66,938
Security Description	Shares or Principal Amount	Value

REITS (continued)
Independence Realty Trust, Inc.	82,677	$ 1,427,832
INDUS Realty Trust, Inc.	1,966	131,329
Industrial Logistics Properties Trust	23,919	43,293
Innovative Industrial Properties, Inc.	10,223	675,740
InvenTrust Properties Corp.	24,944	536,047
Invesco Mtg. Capital, Inc.#	13,097	138,828
Kite Realty Group Trust	80,205	1,559,185
KKR Real Estate Finance Trust, Inc.	21,022	236,077
Ladder Capital Corp.	41,820	398,545
LTC Properties, Inc.	14,712	472,402
LXP Industrial Trust	100,176	1,035,820
Macerich Co.	79,290	764,356
MFA Financial, Inc.	37,783	399,744
National Health Investors, Inc.	15,375	801,191
Necessity Retail REIT, Inc.	49,193	314,343
NETSTREIT Corp.	20,286	353,991
New York Mtg. Trust, Inc.	34,052	332,688
Nexpoint Real Estate Finance, Inc.	2,957	39,298
NexPoint Residential Trust, Inc.	8,331	341,904
Office Properties Income Trust#	17,642	127,728
One Liberty Properties, Inc.	6,006	120,180
Orchid Island Capital, Inc.#	13,763	137,217
Orion Office REIT, Inc.	21,003	116,567
Outfront Media, Inc.	53,902	771,877
Paramount Group, Inc.	68,938	299,191
Pebblebrook Hotel Trust	47,815	648,371
PennyMac Mtg. Investment Trust	32,746	381,163
Phillips Edison & Co., Inc.	43,127	1,251,114
Physicians Realty Trust	83,914	1,146,265
Piedmont Office Realty Trust, Inc., Class A	45,251	281,914
Plymouth Industrial REIT, Inc.	13,868	303,848
Postal Realty Trust, Inc., Class A	6,600	96,888
PotlatchDeltic Corp.	29,293	1,363,003
Ready Capital Corp.#	48,981	495,191
Redwood Trust, Inc.	41,695	246,834
Retail Opportunity Investments Corp.	44,393	541,595
RLJ Lodging Trust	59,043	606,962
RPT Realty	31,100	289,852
Ryman Hospitality Properties, Inc.	19,810	1,817,171
Sabra Health Care REIT, Inc.	84,968	956,740
Safehold, Inc.	14,847	383,350
Saul Centers, Inc.	4,346	146,938
Service Properties Trust	60,463	496,401
SITE Centers Corp.	70,702	842,768
STAG Industrial, Inc.	66,415	2,311,242
Summit Hotel Properties, Inc.	38,560	252,568
Sunstone Hotel Investors, Inc.	78,089	770,738
Tanger Factory Outlet Centers, Inc.	37,328	760,371
Terreno Realty Corp.	29,697	1,821,317
TPG RE Finance Trust, Inc.	25,375	160,624
Two Harbors Investment Corp.	35,679	443,847
UMH Properties, Inc.	19,420	295,378
Uniti Group, Inc.	87,356	324,964
Universal Health Realty Income Trust	4,717	206,039
Urban Edge Properties	42,120	561,460
Urstadt Biddle Properties, Inc., Class A	10,511	203,388
Veris Residential, Inc.†	31,708	512,401
Whitestone REIT	17,216	151,156
Xenia Hotels & Resorts, Inc.	42,107	490,547
		54,409,918
Retail — 4.1%
Abercrombie & Fitch Co., Class A†	17,920	556,058

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
Academy Sports & Outdoors, Inc.	27,970	$ 1,369,411
American Eagle Outfitters, Inc.	56,754	577,188
America's Car-Mart, Inc.†	2,166	176,594
Arko Corp.	30,706	222,619
Asbury Automotive Group, Inc.†	8,154	1,705,083
Beacon Roofing Supply, Inc.†	18,911	1,209,169
Big 5 Sporting Goods Corp.	7,897	59,701
Big Lots, Inc.#	10,444	52,429
Biglari Holdings, Inc., Class B†	271	55,834
BJ's Restaurants, Inc.†	8,347	248,574
Bloomin' Brands, Inc.	32,161	768,326
BlueLinx Holdings, Inc.†	3,225	265,160
Boot Barn Holdings, Inc.†	10,865	734,691
Brinker International, Inc.†	15,991	584,951
Buckle, Inc.	11,117	341,403
Build-A-Bear Workshop, Inc.	4,911	89,282
Caleres, Inc.	12,577	217,079
Cato Corp., Class A	6,572	52,970
Cheesecake Factory, Inc.#	17,842	558,990
Chico's FAS, Inc.†	45,072	204,627
Children's Place, Inc.#†	4,375	65,756
Chuy's Holdings, Inc.†	6,595	242,960
Citi Trends, Inc.†	2,983	43,611
Clean Energy Fuels Corp.†	62,399	250,844
Conn's, Inc.†	4,803	19,500
Container Store Group, Inc.†	11,956	29,412
Cracker Barrel Old Country Store, Inc.	8,149	798,765
Dave & Buster's Entertainment, Inc.†	15,808	508,227
Denny's Corp.†	20,500	226,935
Designer Brands, Inc., Class A	18,428	115,544
Destination XL Group, Inc.†	21,370	88,899
Dillard's, Inc., Class A#	1,464	403,054
Dine Brands Global, Inc.	5,441	325,535
Duluth Holdings, Inc., Class B†	4,855	26,217
El Pollo Loco Holdings, Inc.	7,179	65,616
EVgo, Inc.#†	25,014	99,055
Express, Inc.†	23,645	13,487
First Watch Restaurant Group, Inc.†	5,563	98,187
FirstCash Holdings, Inc.	13,865	1,366,257
Foot Locker, Inc.	29,697	751,928
Franchise Group, Inc.#	9,596	279,244
Genesco, Inc.†	4,454	80,306
GMS, Inc.†	15,397	975,092
Group 1 Automotive, Inc.	5,199	1,162,028
GrowGeneration Corp.†	21,129	78,177
Guess?, Inc.	11,414	219,263
Haverty Furniture Cos., Inc.	5,359	141,424
Hibbett, Inc.	4,669	168,177
Jack in the Box, Inc.	7,630	660,453
JOANN, Inc.	4,058	6,330
Kura Sushi USA, Inc., Class A#†	1,703	138,777
La-Z-Boy, Inc.	15,824	422,817
LL Flooring Holdings, Inc.†	10,603	47,714
MarineMax, Inc.†	7,901	224,151
Movado Group, Inc.	5,570	141,757
Murphy USA, Inc.	7,412	2,048,825
National Vision Holdings, Inc.†	28,880	729,220
Noodles & Co.†	15,053	50,428
Nu Skin Enterprises, Inc., Class A	18,093	603,040
ODP Corp.†	14,734	590,244
ONE Group Hospitality, Inc.†	8,306	58,640
OneWater Marine, Inc., Class A#†	4,210	116,996
Security Description	Shares or Principal Amount	Value

Retail (continued)
Papa John's International, Inc.	12,007	$ 841,811
Patrick Industries, Inc.	7,962	521,750
PC Connection, Inc.	4,141	186,221
PetMed Express, Inc.#	7,429	110,172
Portillo's, Inc., Class A†	11,753	235,883
PriceSmart, Inc.	9,459	685,588
Qurate Retail, Inc., Series A†	128,878	106,982
Rite Aid Corp.†	20,404	36,523
Ruth's Hospitality Group, Inc.	11,626	249,145
Sally Beauty Holdings, Inc.†	39,424	443,914
Shake Shack, Inc., Class A†	13,803	913,345
Shoe Carnival, Inc.	6,255	122,410
Signet Jewelers, Ltd.	16,466	1,045,426
Sonic Automotive, Inc., Class A	6,614	274,084
Sportsman's Warehouse Holdings, Inc.†	13,747	62,274
Sweetgreen, Inc., Class A#†	32,659	311,240
Texas Roadhouse, Inc.	24,683	2,663,296
Tile Shop Holdings, Inc.#†	11,404	59,985
Tilly's, Inc., Class A†	8,322	64,912
Warby Parker, Inc., Class A†	30,723	338,260
Wingstop, Inc.	11,035	2,199,938
Winmark Corp.	1,036	337,726
World Fuel Services Corp.	22,572	516,222
Zumiez, Inc.†	5,759	92,547
		36,952,685
Savings & Loans — 0.7%
Axos Financial, Inc.†	21,098	797,926
Banc of California, Inc.	19,086	204,029
Berkshire Hills Bancorp, Inc.	15,747	322,026
Brookline Bancorp, Inc.	31,328	257,516
Capitol Federal Financial, Inc.	46,930	280,642
Flushing Financial Corp.	10,288	119,855
Greene County Bancorp, Inc.	2,492	66,661
Hingham Institution for Savings#	537	103,544
Home Bancorp, Inc.	2,689	82,794
HomeTrust Bancshares, Inc.	5,333	104,474
Northfield Bancorp, Inc.	15,718	160,795
Northwest Bancshares, Inc.	44,728	470,091
OceanFirst Financial Corp.	21,368	303,426
Pacific Premier Bancorp, Inc.	34,514	649,899
Provident Financial Services, Inc.	26,915	427,410
Southern Missouri Bancorp, Inc.	2,835	105,320
Washington Federal, Inc.	23,856	620,495
WaterStone Financial, Inc.	6,964	94,153
WSFS Financial Corp.	22,558	754,340
		5,925,396
Semiconductors — 2.7%
ACM Research, Inc., Class A†	17,647	178,411
Alpha & Omega Semiconductor, Ltd.†	8,106	224,455
Ambarella, Inc.†	13,647	986,951
Amkor Technology, Inc.	37,358	925,731
Arteris, Inc.†	6,535	45,484
Atomera, Inc.†	7,591	69,685
Axcelis Technologies, Inc.†	12,028	1,895,011
AXT, Inc.†	15,145	51,644
CEVA, Inc.†	8,410	210,418
Cohu, Inc.†	17,318	663,972
Diodes, Inc.†	16,387	1,472,208
FormFactor, Inc.†	28,381	888,042
Impinj, Inc.†	7,900	808,486
Kulicke & Soffa Industries, Inc.	20,512	1,084,675

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors (continued)
MACOM Technology Solutions Holdings, Inc.†	19,966	$ 1,194,566
MaxLinear, Inc.†	26,775	782,098
Onto Innovation, Inc.†	18,250	1,959,138
Ouster, Inc.#†	10,291	70,082
Photronics, Inc.†	22,061	468,355
Power Integrations, Inc.	20,877	1,803,773
Rambus, Inc.†	39,345	2,516,506
Semtech Corp.†	23,299	506,520
Silicon Laboratories, Inc.†	11,652	1,639,087
SiTime Corp.†	5,965	591,549
SkyWater Technology, Inc.†	4,325	44,331
SMART Global Holdings, Inc.†	17,877	403,663
Synaptics, Inc.†	14,603	1,256,442
Ultra Clean Holdings, Inc.†	16,624	569,871
Veeco Instruments, Inc.†	18,675	455,857
Vishay Precision Group, Inc.†	4,572	159,654
		23,926,665
Software — 5.2%
8x8, Inc.#†	41,462	169,165
ACI Worldwide, Inc.†	41,273	941,437
ACV Auctions, Inc., Class A†	43,375	739,110
Adeia, Inc.	38,361	376,321
Agilysys, Inc.†	7,293	542,162
Alignment Healthcare, Inc.†	36,203	212,512
Alkami Technology, Inc.†	13,348	200,220
Altair Engineering, Inc., Class A†	19,131	1,402,876
American Software, Inc., Class A	11,571	147,299
Amplitude, Inc., Class A†	20,582	200,469
Apollo Medical Holdings, Inc.†	14,328	453,051
Appfolio, Inc., Class A†	7,218	1,033,257
Appian Corp., Class A†	14,736	631,143
Asana, Inc., Class A†	27,108	647,339
AvePoint, Inc.†	48,131	318,146
Avid Technology, Inc.†	12,805	307,320
AvidXchange Holdings, Inc.†	53,959	522,863
Bandwidth, Inc., Class A†	8,535	101,566
BigCommerce Holdings, Inc., Series 1†	23,933	190,746
Blackbaud, Inc.†	17,097	1,254,236
Blackline, Inc.†	20,332	1,058,687
Blend Labs, Inc., Class A#†	69,675	68,902
Box, Inc., Class A†	51,471	1,449,938
Brightcove, Inc.†	15,335	64,100
C3.ai, Inc., Class A#†	21,920	877,019
Cardlytics, Inc.#†	11,754	60,768
Cerence, Inc.†	14,856	423,693
Clear Secure, Inc., Class A#	23,758	587,060
CommVault Systems, Inc.†	16,388	1,142,080
Computer Programs & Systems, Inc.†	5,160	123,118
Consensus Cloud Solutions, Inc.†	6,919	252,198
CS Disco, Inc.†	8,298	68,624
CSG Systems International, Inc.	11,445	549,131
Cvent Holding Corp.#†	16,896	143,447
Daily Journal Corp.†	445	131,177
Digi International, Inc.†	12,817	460,771
Digimarc Corp.#†	5,032	155,288
Digital Turbine, Inc.†	34,563	315,906
DigitalOcean Holdings, Inc.#†	25,673	1,005,098
Domo, Inc., Class B†	11,384	153,115
Donnelley Financial Solutions, Inc.†	9,329	413,741
Duolingo, Inc.†	8,855	1,324,442
E2open Parent Holdings, Inc.†	73,332	366,660
Security Description	Shares or Principal Amount	Value

Software (continued)
Ebix, Inc.	9,701	$ 193,244
eGain Corp.†	7,761	56,267
Enfusion, Inc., Class A†	9,860	78,486
EngageSmart, Inc.†	13,072	248,107
Envestnet, Inc.†	20,236	1,058,950
Everbridge, Inc.†	14,728	353,767
EverCommerce, Inc.†	8,782	104,330
Evolent Health, Inc., Class A†	30,174	879,270
Faraday Future Intelligent Electric, Inc.†	186,503	45,992
Fastly, Inc., Class A†	41,784	680,244
ForgeRock, Inc., Class A†	16,103	324,153
Health Catalyst, Inc.†	20,189	227,328
HireRight Holdings Corp.†	7,805	79,845
IBEX Holdings, Ltd.†	3,292	67,420
Inspired Entertainment, Inc.†	7,843	107,684
Instructure Holdings, Inc.†	6,369	156,423
Intapp, Inc.†	5,367	226,863
IonQ, Inc.#†	44,241	477,360
Kaleyra, Inc.†	3,312	9,207
Latch, Inc.†	40,004	40,004
LivePerson, Inc.†	25,892	95,283
LiveVox Holdings, Inc.#†	8,322	22,969
Matterport, Inc.†	82,481	244,969
MeridianLink, Inc.†	8,461	164,989
MicroStrategy, Inc., Class A#†	3,557	1,072,898
Model N, Inc.†	13,748	438,836
Momentive Global, Inc.†	47,967	453,288
N-able, Inc.†	25,097	356,377
NextGen Healthcare, Inc.†	20,226	314,919
Nutex Health, Inc.†	93,167	40,556
Olo, Inc., Class A†	33,100	227,728
ON24, Inc.	15,577	124,460
Outbrain, Inc.†	13,415	62,111
Outset Medical, Inc.†	17,834	371,482
PagerDuty, Inc.†	31,829	866,067
PDF Solutions, Inc.†	11,068	467,623
Phreesia, Inc.†	18,281	548,796
Planet Labs PBC†	71,603	328,658
Playstudios, Inc.†	29,167	132,126
Porch Group, Inc.†	30,161	42,527
PowerSchool Holdings, Inc., Class A†	16,786	317,927
Privia Health Group, Inc.†	34,790	868,010
Progress Software Corp.	15,810	948,600
PROS Holdings, Inc.†	15,228	461,713
PubMatic, Inc., Class A#†	15,896	278,975
Rackspace Technology, Inc.†	21,199	33,070
Red Violet, Inc.†	3,583	70,657
Sapiens International Corp. NV	11,802	293,162
Schrodinger, Inc.†	19,864	664,451
Sharecare, Inc.†	109,721	163,484
Simulations Plus, Inc.	5,748	254,004
Skillsoft Corp.#†	29,878	46,311
Skillz, Inc.†	115,672	54,134
SolarWinds Corp.†	17,774	165,298
Sprout Social, Inc., Class A†	17,222	745,885
SPS Commerce, Inc.†	13,350	2,079,930
Upland Software, Inc.†	10,879	30,570
Veradigm, Inc.†	39,659	467,183
Verint Systems, Inc.†	23,852	855,810
Veritone, Inc.†	11,513	45,361
Verra Mobility Corp.†	51,604	909,779
Viant Technology, Inc., Class A†	5,297	24,366
Vimeo, Inc.†	52,696	193,394

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Weave Communications, Inc.†	11,623	$ 90,892
WM Technology, Inc.†	27,904	28,462
Workiva, Inc.†	17,550	1,699,893
Yext, Inc.†	41,409	380,549
Zeta Global Holdings Corp., Class A†	40,884	368,774
Zuora, Inc., Class A†	46,356	500,181
		46,418,632
Telecommunications — 1.4%
A10 Networks, Inc.	23,500	349,915
ADTRAN Holdings, Inc.	28,237	251,592
Anterix, Inc.†	6,775	221,204
ATN International, Inc.	4,025	151,058
Aviat Networks, Inc.†	4,120	126,154
Calix, Inc.†	21,165	986,501
Cambium Networks Corp.†	4,228	66,295
Casa Systems, Inc.†	13,018	13,669
Clearfield, Inc.#†	4,703	183,934
CommScope Holding Co., Inc.†	75,496	314,063
Consolidated Communications Holdings, Inc.†	27,343	99,802
Credo Technology Group Holding, Ltd.†	35,965	482,650
Cyxtera Technologies, Inc.†	13,580	2,200
DigitalBridge Group, Inc.	58,145	724,487
DZS, Inc.†	7,423	44,464
EchoStar Corp., Class A†	12,374	195,138
Extreme Networks, Inc.†	46,455	956,973
Globalstar, Inc.#†	251,815	287,069
Gogo, Inc.†	18,210	274,061
Harmonic, Inc.†	33,880	596,627
IDT Corp., Class B†	5,711	173,557
Infinera Corp.#†	71,150	348,635
Inseego Corp.†	31,717	33,937
InterDigital, Inc.	10,931	907,710
Iridium Communications, Inc.	46,024	2,763,281
KORE Group Holdings, Inc.†	15,503	24,495
NETGEAR, Inc.†	10,422	146,221
Ondas Holdings, Inc.†	13,284	11,521
Ooma, Inc.†	8,616	114,765
Preformed Line Products Co.	920	141,413
Ribbon Communications, Inc.†	26,614	73,987
Shenandoah Telecommunications Co.	17,827	338,357
Telephone & Data Systems, Inc.	37,119	247,955
Terran Orbital Corp.†	15,137	17,710
United States Cellular Corp.†	5,408	77,334
Viavi Solutions, Inc.†	82,655	813,325
		12,562,059
Textiles — 0.1%
UniFirst Corp.	5,511	942,987
Therapeutics — 0.0%
Tobira Therapeutics, Inc. CVR†(1)	4,989	0
Toys/Games/Hobbies — 0.0%
Funko, Inc., Class A#†	11,717	142,947
Vinco Ventures, Inc.†	4,319	9,416
		152,363
Transportation — 1.6%
Air Transport Services Group, Inc.†	21,272	355,242
ArcBest Corp.	8,908	746,312
Ardmore Shipping Corp.	15,048	176,212
Costamare, Inc.	19,445	150,115
Covenant Logistics Group, Inc.	3,425	130,732
Security Description	Shares or Principal Amount	Value

Transportation (continued)
CryoPort, Inc.#†	16,268	$ 299,494
Daseke, Inc.†	14,832	88,992
DHT Holdings, Inc.	50,416	387,699
Dorian LPG, Ltd.	11,304	260,896
Eagle Bulk Shipping, Inc.#	4,940	194,043
FLEX LNG, Ltd.#	10,605	315,923
Forward Air Corp.	9,896	962,584
Frontline PLC	45,902	648,595
Genco Shipping & Trading, Ltd.	13,496	167,485
Golden Ocean Group, Ltd.	45,189	319,034
Heartland Express, Inc.	17,196	268,258
Hub Group, Inc., Class A†	11,882	874,040
International Seaways, Inc.	17,925	646,196
Marten Transport, Ltd.	21,466	454,006
Matson, Inc.	13,754	939,811
Nordic American Tankers, Ltd.	75,558	265,209
P.A.M. Transportation Services, Inc.†	2,427	63,490
Radiant Logistics, Inc.†	13,630	85,188
Safe Bulkers, Inc.#	26,357	83,552
Saia, Inc.†	9,778	2,778,517
Scorpio Tankers, Inc.	17,314	792,462
SFL Corp., Ltd.	42,279	362,754
Teekay Corp.†	25,393	142,455
Teekay Tankers, Ltd., Class A	8,415	304,034
Universal Logistics Holdings, Inc.	2,644	70,198
Werner Enterprises, Inc.	23,324	1,024,390
		14,357,918
Trucking & Leasing — 0.2%
GATX Corp.	12,924	1,536,793
Greenbrier Cos., Inc.	11,720	318,432
		1,855,225
Water — 0.5%
American States Water Co.	13,589	1,206,975
Artesian Resources Corp., Class A	3,024	149,688
California Water Service Group	19,977	1,136,891
Global Water Resources, Inc.	5,009	58,505
Middlesex Water Co.	6,391	519,972
SJW Group	9,944	761,014
York Water Co.	5,222	221,465
		4,054,510
Total Common Stocks (cost $771,136,928)		821,437,153
WARRANTS — 0.0%
Aerospace/Defense — 0.0%
Triumph Group, Inc. Expires 12/19/2023†	7,111	3,484
Oil & Gas — 0.0%
Chord Energy Corp. Expires 09/01/2024†	2,303	47,212
Chord Energy Corp. Expires 09/01/2025†	1,151	16,678
Nabors Industries, Ltd. Expires 06/11/2026†	1,334	18,676
		82,566
Total Warrants (cost $192)		86,050
Total Long-Term Investment Securities (cost $771,137,120)		821,523,203

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 3.3%
Unaffiliated Investment Companies — 2.5%
State Street Navigator Securities Lending Government Money Market Portfolio 5.11%(2)(3)	22,439,110	$ 22,439,110
U.S. Government — 0.8%
United States Treasury Bills
3.09%, 08/10/2023(4)	$ 2,500,000	2,475,035
3.96%, 10/05/2023(4)	100,000	98,180
4.45%, 11/30/2023(4)	250,000	243,388
4.57%, 07/05/2023(4)	100,000	99,543
4.62%, 07/20/2023(4)	2,200,000	2,184,818
4.65%, 07/18/2023(4)	800,000	794,692
5.13%, 08/22/2023(4)	800,000	790,635
		6,686,291
Total Short-Term Investments (cost $29,138,599)		29,125,401
REPURCHASE AGREEMENTS — 7.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.52% dated 05/31/2023, to be repurchased 06/01/2023 in the amount of $65,147,604 and collateralized by $31,326,000 of United States Treasury Notes, bearing interest at 3.88% due 09/30/2029 and by $33,546,900 of United States Treasury Inflation Indexed Notes, bearing interest at 0.13% due 10/15/2026 and having an approximate combined value of $66,447,763 (cost $65,144,854)	65,144,854	65,144,854
TOTAL INVESTMENTS (cost $865,420,573)(5)	102.6%	915,793,458
Other assets less liabilities	(2.6)	(22,791,293)
NET ASSETS	100.0%	$893,002,165
†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Securities classified as Level 3 (see Note 2).
(2)	The rate shown is the 7-day yield as of May 31, 2023.
(3)	At May 31, 2023, the Fund had loaned securities with a total value of $33,875,529. This was secured by collateral of $22,439,110, which was received in cash and subsequently invested in short-term investments currently valued at $22,439,110 as reported in the Portfolio of Investments. Additional collateral of $13,295,349 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2023
Government National Mtg. Assoc.	1.75%	11/20/2051	$ 6,391
United States Treasury Bills	0.00%	06/08/2023 to 03/21/2024	822,349
United States Treasury Notes/Bonds	0.13% to 6.63%	07/31/2023 to 08/15/2052	12,466,609
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	See Note 5 for cost of investments on a tax basis.
CVR—Contingent Value Rights

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
827	Long	E-Mini Russell 2000 Index	June 2023	$73,967,495	$72,436,930	$(1,530,565)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Biotechnology	$ 63,176,762	$ —	$ 754	$ 63,177,516
Computers	19,036,966	6,723	—	19,043,689
Medical - Biomedical/Gene	—	—	1,349	1,349
Oil & Gas	30,684,500	—	0	30,684,500
Pharmaceuticals	23,785,807	—	465	23,786,272
Therapeutics	—	—	0	0
Other Industries	684,743,827	—	—	684,743,827
Warrants	86,050	—	—	86,050
Short-Term Investments:
U.S. Government	—	6,686,291	—	6,686,291
Other Short-Term Investments	22,439,110	—	—	22,439,110
Repurchase Agreements	—	65,144,854	—	65,144,854
Total Investments at Value	$843,953,022	$71,837,868	$2,568	$915,793,458
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$ 1,530,565	$ —	$ —	$ 1,530,565
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Financial Statements

VALIC Company I Small Cap Special Values Fund
PORTFOLIO PROFILE — May 31, 2023— (unaudited)

Industry Allocation*
Chemicals	10.1%
Building Materials	7.2
Household Products/Wares	6.8
Commercial Services	6.4
Banks	6.2
Insurance	5.6
Metal Fabricate/Hardware	5.6
Oil & Gas	5.5
Food	5.0
Machinery-Diversified	5.0
Short-Term Investments	4.7
REITS	3.7
Healthcare-Products	3.1
Hand/Machine Tools	3.0
Retail	2.8
Computers	2.6
Packaging & Containers	2.6
Electrical Components & Equipment	2.2
Auto Parts & Equipment	1.5
Pharmaceuticals	1.4
Miscellaneous Manufacturing	1.2
Investment Companies	1.1
Transportation	1.1
Electronics	1.0
Software	1.0
Diversified Financial Services	1.0
Apparel	0.9
Beverages	0.8
Electric	0.8
Oil & Gas Services	0.6
Media	0.5
Internet	0.4
Distribution/Wholesale	0.1
Machinery-Construction & Mining	0.1
101.6%
*	Calculated as a percentage of net assets

VALIC Company I Small Cap Special Values Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 96.9%
Apparel — 0.9%
Delta Apparel, Inc.†	25,888	$ 250,855
Levi Strauss & Co., Class A	31,436	415,898
Steven Madden, Ltd.	33,573	1,047,813
		1,714,566
Auto Parts & Equipment — 1.5%
Douglas Dynamics, Inc.	76,668	2,166,638
Holley, Inc.#†	240,018	710,453
		2,877,091
Banks — 6.2%
Associated Banc-Corp	87,437	1,294,942
CVB Financial Corp.	40,104	481,649
First Hawaiian, Inc.	44,239	729,501
Hancock Whitney Corp.	57,304	2,093,315
Renasant Corp.	47,635	1,244,226
SouthState Corp.	34,424	2,152,188
UMB Financial Corp.	57,808	3,274,245
Webster Financial Corp.	14,010	498,056
		11,768,122
Beverages — 0.8%
Primo Water Corp.	119,071	1,532,444
Building Materials — 7.2%
Eagle Materials, Inc.	35,651	5,808,618
Griffon Corp.	58,812	1,853,754
JELD-WEN Holding, Inc.†	9,775	127,955
Knife River Corp.†	2,200	80,630
MDU Resources Group, Inc.	29,730	867,521
Simpson Manufacturing Co., Inc.	22,095	2,611,408
UFP Industries, Inc.	29,092	2,272,085
		13,621,971
Chemicals — 10.1%
Avient Corp.	131,288	4,792,012
Ecovyst, Inc.†	170,279	1,709,601
Element Solutions, Inc.	20,998	376,494
Innospec, Inc.	65,331	6,033,971
Mativ Holdings, Inc.	119,968	1,806,718
Minerals Technologies, Inc.	12,058	670,546
NewMarket Corp.	9,434	3,677,562
		19,066,904
Commercial Services — 6.4%
AMN Healthcare Services, Inc.†	5,952	565,202
API Group Corp.†	119,764	2,706,666
CBIZ, Inc.†	34,705	1,749,826
Custom Truck One Source, Inc.†	186,411	1,200,487
Ennis, Inc.	53,493	1,036,159
Euronet Worldwide, Inc.†	6,357	708,170
GXO Logistics, Inc.†	12,687	709,457
Korn Ferry	43,746	2,056,062
Matthews International Corp., Class A	9,950	383,075
Viad Corp.†	43,950	1,020,519
		12,135,623
Computers — 2.6%
Crane NXT Co.	7,243	381,199
Kyndryl Holdings, Inc.†	116,445	1,462,549
Maximus, Inc.	22,485	1,820,386
Parsons Corp.†	28,963	1,294,356
		4,958,490
Security Description	Shares or Principal Amount	Value

Distribution/Wholesale — 0.1%
Core & Main, Inc., Class A†	10,770	$ 287,990
Diversified Financial Services — 1.0%
Air Lease Corp.	39,271	1,493,084
GlassBridge Enterprises, Inc.#†	292	2,555
Westwood Holdings Group, Inc.	26,724	335,386
		1,831,025
Electric — 0.8%
Hawaiian Electric Industries, Inc.	40,295	1,446,993
Electrical Components & Equipment — 2.2%
Belden, Inc.	47,751	4,177,735
Electronics — 1.0%
Atkore, Inc.†	14,513	1,694,683
Atmus Filtration Technologies, Inc.†	12,505	259,354
		1,954,037
Food — 5.0%
J&J Snack Foods Corp.	39,642	6,102,886
Nomad Foods, Ltd.†	144,625	2,465,856
Tootsie Roll Industries, Inc.	20,872	815,469
		9,384,211
Hand/Machine Tools — 3.0%
Franklin Electric Co., Inc.	62,185	5,656,348
Healthcare-Products — 3.1%
Azenta, Inc.†	43,379	1,876,142
Enovis Corp.†	19,459	1,026,073
Patterson Cos., Inc.	49,531	1,297,217
Varex Imaging Corp.†	71,599	1,578,042
		5,777,474
Household Products/Wares — 6.8%
ACCO Brands Corp.	159,364	771,322
Central Garden & Pet Co.†	36,118	1,311,083
Central Garden & Pet Co., Class A†	51,269	1,761,090
Helen of Troy, Ltd.†	24,785	2,386,300
Quanex Building Products Corp.	109,860	2,308,159
Spectrum Brands Holdings, Inc.	58,876	4,251,436
		12,789,390
Insurance — 5.6%
Enstar Group, Ltd.†	12,403	2,919,418
Hanover Insurance Group, Inc.	22,968	2,560,013
Jackson Financial, Inc., Class A	40,991	1,135,451
National Western Life Group, Inc., Class A	2,506	934,838
ProAssurance Corp.	46,034	559,313
Stewart Information Services Corp.	55,046	2,468,263
		10,577,296
Internet — 0.4%
Ziff Davis, Inc.†	12,828	757,365
Investment Companies — 1.1%
MidCap Financial Investment Corp.	82,596	961,417
New Mountain Finance Corp.#	95,885	1,147,744
		2,109,161
Machinery-Construction & Mining — 0.1%
Babcock & Wilcox Enterprises, Inc.†	40,255	193,224
Machinery-Diversified — 5.0%
Alamo Group, Inc.	8,033	1,337,173
Columbus McKinnon Corp.	32,541	1,187,096
CSW Industrials, Inc.	32,290	4,576,139

VALIC Company I Small Cap Special Values Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery-Diversified (continued)
Kadant, Inc.	10,880	$ 2,064,153
Zurn Elkay Water Solutions Corp.	8,521	191,808
		9,356,369
Media — 0.5%
DallasNews Corp.	18,100	69,685
Thryv Holdings, Inc.†	35,179	819,671
		889,356
Metal Fabricate/Hardware — 5.6%
Hillman Solutions Corp.†	248,062	2,009,302
Janus International Group, Inc.†	105,800	934,214
Mayville Engineering Co., Inc.†	66,876	776,431
Mueller Industries, Inc.	91,039	6,760,556
		10,480,503
Miscellaneous Manufacturing — 1.2%
Hillenbrand, Inc.	19,961	957,529
Myers Industries, Inc.	69,107	1,292,301
		2,249,830
Oil & Gas — 5.5%
Berry Corp.	88,143	555,301
Callon Petroleum Co.†	20,248	620,196
Chord Energy Corp.	13,716	1,961,937
Magnolia Oil & Gas Corp., Class A	88,941	1,719,230
Northern Oil and Gas, Inc.	42,885	1,282,690
Patterson-UTI Energy, Inc.	196,671	1,915,576
SM Energy Co.	14,856	390,564
Southwestern Energy Co.†	401,116	1,913,323
		10,358,817
Oil & Gas Services — 0.6%
Forum Energy Technologies, Inc.†	10,077	214,943
Liberty Energy, Inc.	77,691	912,092
		1,127,035
Packaging & Containers — 2.6%
Silgan Holdings, Inc.	57,837	2,602,086
TriMas Corp.	87,990	2,227,027
		4,829,113
Pharmaceuticals — 1.4%
Perrigo Co. PLC	13,639	435,903
Premier, Inc., Class A	29,044	726,100
Prestige Consumer Healthcare, Inc.†	25,241	1,444,542
		2,606,545
REITS — 3.7%
AGNC Investment Corp.#	192,076	1,765,179
Apollo Commercial Real Estate Finance, Inc.	85,890	866,630
Elme Communities	66,421	1,003,621
Kilroy Realty Corp.	7,177	194,784
New York Mtg. Trust, Inc.	121,833	1,190,308
Two Harbors Investment Corp.	164,722	2,049,142
		7,069,664
Security Description	Shares or Principal Amount	Value

Retail — 2.8%
Denny's Corp.†	176,795	$ 1,957,121
Dine Brands Global, Inc.	35,168	2,104,101
Jack in the Box, Inc.	13,950	1,207,512
		5,268,734
Software — 1.0%
Concentrix Corp.	9,953	872,878
E2open Parent Holdings, Inc.†	158,889	794,445
Synchronoss Technologies, Inc.†	185,801	178,369
		1,845,692
Special Purpose Acquisition Company — 0.0%
Pershing Square Tontine Holdings, Ltd.†(1)	60,410	0
Telecommunications — 0.0%
Viavi Solutions, Inc.†	8,016	78,877
Transportation — 1.1%
Nordic American Tankers, Ltd.	129,746	455,408
Werner Enterprises, Inc.	36,155	1,587,928
		2,043,336
Total Long-Term Investment Securities (cost $180,561,027)		182,821,331
SHORT-TERM INVESTMENTS — 4.7%
Unaffiliated Investment Companies — 4.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.02%(2)	5,857,404	5,857,404
State Street Navigator Securities Lending Government Money Market Portfolio 5.11%(2)(3)	3,038,697	3,038,697
Total Short-Term Investments (cost $8,896,101)		8,896,101
TOTAL INVESTMENTS (cost $189,457,128)(4)	101.6%	191,717,432
Other assets less liabilities	(1.6)	(2,970,693)
NET ASSETS	100.0%	$188,746,739
†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Securities classified as Level 3 (see Note 2).
(2)	The rate shown is the 7-day yield as of May 31, 2023.
(3)	At May 31, 2023, the Fund had loaned securities with a total value of $2,967,718. This was secured by collateral of $3,038,697, which was received in cash and subsequently invested in short-term investments currently valued at $3,038,697 as reported in the Portfolio of Investments. Additional collateral of $130,755 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2023
United States Treasury Notes/Bonds	0.13% to 3.50%	09/15/2025 to 05/15/2032	$130,755
(4)	See Note 5 for cost of investments on a tax basis.

VALIC Company I Small Cap Special Values Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Special Purpose Acquisition Company	$ —	$—	$ 0	$ 0
Other Industries	182,821,331	—	—	182,821,331
Short-Term Investments	8,896,101	—	—	8,896,101
Total Investments at Value	$191,717,432	$—	$ 0	$191,717,432
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Financial Statements

VALIC Company I Small Cap Value Fund
PORTFOLIO PROFILE — May 31, 2023— (unaudited)

Industry Allocation*
Banks	12.8%
REITS	11.7
Biotechnology	7.3
Commercial Services	6.4
Retail	5.4
Diversified Financial Services	3.8
Home Builders	3.4
Insurance	3.1
Electronics	2.9
Electric	2.8
Distribution/Wholesale	2.8
Oil & Gas	2.6
Repurchase Agreements	2.3
Software	2.3
Transportation	2.2
Gas	1.7
Healthcare-Products	1.6
Savings & Loans	1.5
Food	1.4
Engineering & Construction	1.4
Building Materials	1.4
Semiconductors	1.3
Short-Term Investments	1.2
Chemicals	1.2
Oil & Gas Services	1.1
Electrical Components & Equipment	1.1
Computers	1.0
Iron/Steel	0.9
Media	0.9
Telecommunications	0.8
Pharmaceuticals	0.8
Entertainment	0.7
Mining	0.7
Household Products/Wares	0.7
Healthcare-Services	0.6
Machinery-Construction & Mining	0.6
Internet	0.6
Miscellaneous Manufacturing	0.6
Metal Fabricate/Hardware	0.6
Agriculture	0.6
Coal	0.5
Machinery-Diversified	0.5
Lodging	0.4
Airlines	0.3
Cosmetics/Personal Care	0.3
Packaging & Containers	0.3
Leisure Time	0.3
Water	0.2
Energy-Alternate Sources	0.2
Environmental Control	0.2
Beverages	0.2
Advertising	0.2
Office/Business Equipment	0.2
Trucking & Leasing	0.1
Real Estate	0.1
Office Furnishings	0.1
Home Furnishings	0.1
Auto Parts & Equipment	0.1
Apparel	0.1
101.2%
*	Calculated as a percentage of net assets

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.7%
Advertising — 0.2%
Entravision Communications Corp., Class A	184,383	$ 761,502
Agriculture — 0.6%
Andersons, Inc.	29,330	1,144,163
Darling Ingredients, Inc.†	21,044	1,333,769
		2,477,932
Airlines — 0.3%
Hawaiian Holdings, Inc.†	22,604	181,058
SkyWest, Inc.†	41,597	1,244,166
		1,425,224
Apparel — 0.1%
Wolverine World Wide, Inc.	16,456	220,181
Auto Parts & Equipment — 0.1%
Dana, Inc.	21,793	280,476
Banks — 12.8%
Ameris Bancorp	69,083	2,180,259
Associated Banc-Corp	11,425	169,204
Atlantic Union Bankshares Corp.	29,986	766,442
Bancorp, Inc.†	16,688	514,992
Bank of N.T. Butterfield & Son, Ltd.	69,099	1,732,312
Banner Corp.	29,803	1,289,576
Business First Bancshares, Inc.	36,189	527,274
Byline Bancorp, Inc.	67,564	1,197,234
Cadence Bank	5,046	90,626
Capital Bancorp, Inc.	3,477	59,074
Capital City Bank Group, Inc.	35,236	1,059,547
Capstar Financial Holdings, Inc.	14,482	174,508
Cathay General Bancorp	8,702	254,446
Central Pacific Financial Corp.	19,128	279,460
Colony Bankcorp, Inc.	2,142	19,921
Columbia Banking System, Inc.	50,619	1,013,899
Community Bank System, Inc.	12,645	625,169
Community Trust Bancorp, Inc.	8,486	285,978
ConnectOne Bancorp, Inc.	88,542	1,202,400
CrossFirst Bankshares, Inc.†	3,217	31,012
CVB Financial Corp.	94,691	1,137,239
Eastern Bankshares, Inc.	33,773	366,437
Enterprise Financial Services Corp.	43,838	1,780,700
Equity Bancshares, Inc., Class A	6,919	154,570
Esquire Financial Holdings, Inc.	1,124	47,579
Financial Institutions, Inc.	11,439	179,707
First Bancorp	4,089	123,079
First BanCorp/Puerto Rico	253,097	2,824,563
First Bancshares, Inc.	7,313	190,431
First Business Financial Services, Inc.	1,139	30,491
First Citizens BancShares, Inc., Class A	1,346	1,678,731
First Commonwealth Financial Corp.	69,454	878,593
First Financial Corp.	25,165	816,353
First Foundation, Inc.	19,941	77,371
First Horizon Corp.	14,204	146,443
First Interstate BancSystem, Inc., Class A	28,552	629,572
First Merchants Corp.	32,818	868,036
FNB Corp.	19,752	217,074
Glacier Bancorp, Inc.	12,841	370,078
Hancock Whitney Corp.	79,543	2,905,706
HBT Financial, Inc.	6,498	114,365
Heritage Commerce Corp.	68,511	498,760
Home BancShares, Inc.	45,435	975,489
Independent Bank Corp.	12,222	199,830
Independent Bank Corp./MA	9,773	431,380
Security Description	Shares or Principal Amount	Value

Banks (continued)
Mercantile Bank Corp.	2,950	$ 76,788
Merchants Bancorp	66,485	1,519,847
Mid Penn Bancorp, Inc.	5,627	124,807
Midland States Bancorp, Inc.	9,731	188,198
MVB Financial Corp.	4,268	75,800
National Bank Holdings Corp., Class A	20,625	617,306
Northeast Bank	1,060	37,990
OFG Bancorp	137,112	3,326,337
Old National Bancorp	286,257	3,555,312
Old Second Bancorp, Inc.	111,143	1,315,933
Orrstown Financial Services, Inc.	9,173	166,031
Pathward Financial, Inc.	13,197	579,876
Peapack-Gladstone Financial Corp.	43,522	1,148,546
Peoples Bancorp, Inc.	3,006	77,164
Pinnacle Financial Partners, Inc.	9,165	445,877
Preferred Bank	1,339	61,755
Premier Financial Corp.	8,246	114,949
QCR Holdings, Inc.	24,021	922,887
Republic Bancorp, Inc., Class A	4,806	202,525
Seacoast Banking Corp. of Florida	19,785	409,154
Shore Bancshares, Inc.	2,737	30,819
Sierra Bancorp	10,932	174,803
SmartFinancial, Inc.	13,785	290,863
South Plains Financial, Inc.	3,303	73,194
Southside Bancshares, Inc.	12,979	343,943
SouthState Corp.	46,279	2,893,363
Towne Bank	26,537	616,720
TriCo Bancshares	22,178	722,116
UMB Financial Corp.	5,053	286,202
United Community Banks, Inc.	18,419	416,454
Univest Financial Corp.	11,837	209,870
Veritex Holdings, Inc.	55,116	951,853
WesBanco, Inc.	9,673	233,506
Wintrust Financial Corp.	30,213	1,920,640
		55,247,338
Beverages — 0.2%
Primo Water Corp.	73,726	948,854
Biotechnology — 7.3%
2seventy bio, Inc.†	132,801	1,581,660
Akero Therapeutics, Inc.†	8,715	388,515
Allogene Therapeutics, Inc.#†	37,046	194,491
Allovir, Inc.#†	70,819	266,988
ANI Pharmaceuticals, Inc.†	8,412	379,718
Arcellx, Inc.†	59,597	2,631,208
Arcus Biosciences, Inc.†	68,503	1,407,052
Avidity Biosciences, Inc.†	73,985	785,721
BioCryst Pharmaceuticals, Inc.#†	55,841	461,805
Biohaven, Ltd.†	1,922	33,654
Bluebird Bio, Inc.†	59,335	198,772
Bridgebio Pharma, Inc.†	45,113	618,950
Century Therapeutics, Inc.†	17,747	56,435
Cytokinetics, Inc.†	24,619	927,890
EQRx, Inc.†	220,730	388,485
Fate Therapeutics, Inc.†	13,717	69,271
FibroGen, Inc.†	21,163	365,062
Generation Bio Co.†	19,959	69,856
Geron Corp.†	518,826	1,696,561
Intra-Cellular Therapies, Inc.†	10,491	622,956
Iovance Biotherapeutics, Inc.†	78,157	683,092
iTeos Therapeutics, Inc.†	35,266	574,130
Karyopharm Therapeutics, Inc.†	47,974	108,421
Kezar Life Sciences, Inc.†	176,762	491,398

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Kymera Therapeutics, Inc.†	42,936	$ 1,264,036
Lexicon Pharmaceuticals, Inc.†	566,028	1,867,892
MacroGenics, Inc.†	18,679	87,231
Mersana Therapeutics, Inc.†	228,286	1,716,711
MoonLake Immunotherapeutics#†	48,562	1,321,372
Myriad Genetics, Inc.†	8,665	191,150
NeoGenomics, Inc.†	88,541	1,521,134
NGM Biopharmaceuticals, Inc.†	61,994	187,842
Prothena Corp. PLC†	28,017	1,861,169
REGENXBIO, Inc.†	31,512	542,952
Relay Therapeutics, Inc.†	94,947	1,057,710
SpringWorks Therapeutics, Inc.#†	49,599	1,358,021
Syndax Pharmaceuticals, Inc.†	49,892	996,343
Travere Therapeutics, Inc.†	78,601	1,406,172
Twist Bioscience Corp.†	74,781	1,132,932
		31,514,758
Building Materials — 1.4%
Boise Cascade Co.	19,347	1,389,502
Builders FirstSource, Inc.†	6,851	794,373
Gibraltar Industries, Inc.†	15,456	808,349
Louisiana-Pacific Corp.	4,006	234,431
Summit Materials, Inc., Class A†	14,711	465,309
UFP Industries, Inc.	28,808	2,249,905
		5,941,869
Chemicals — 1.2%
AdvanSix, Inc.	19,086	627,929
Avient Corp.	18,290	667,585
Ecovyst, Inc.†	18,190	182,628
H.B. Fuller Co.	10,287	647,464
Minerals Technologies, Inc.	11,386	633,176
Sensient Technologies Corp.	20,803	1,498,440
Tronox Holdings PLC	86,271	917,923
		5,175,145
Coal — 0.5%
Arch Resources, Inc.	8,155	842,819
Peabody Energy Corp.	46,299	840,790
SunCoke Energy, Inc.	41,580	282,328
Warrior Met Coal, Inc.	6,209	203,531
		2,169,468
Commercial Services — 6.4%
2U, Inc.†	155,328	621,312
ABM Industries, Inc.	76,114	3,361,194
API Group Corp.†	23,313	526,874
Carriage Services, Inc.	8,250	215,820
CRA International, Inc.	661	61,255
Ennis, Inc.	16,384	317,358
Heidrick & Struggles International, Inc.	23,483	569,463
Huron Consulting Group, Inc.†	12,073	981,293
Information Services Group, Inc.	240,112	1,224,571
Insperity, Inc.	1,055	116,810
John Wiley & Sons, Inc., Class A	20,501	738,036
Kelly Services, Inc., Class A	113,233	1,979,313
Korn Ferry	34,944	1,642,368
Laureate Education, Inc.	170,841	2,067,176
LiveRamp Holdings, Inc.†	121,090	2,947,331
Marathon Digital Holdings, Inc.#†	34,762	340,320
PROG Holdings, Inc.†	116,283	3,794,314
Repay Holdings Corp.†	192,041	1,215,620
Riot Platforms, Inc.†	106,474	1,277,688
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
StoneCo, Ltd., Class A†	204,180	$ 2,558,375
Stride, Inc.†	12,114	489,527
Upbound Group, Inc.	4,035	120,687
V2X, Inc.†	8,806	363,247
		27,529,952
Computers — 1.0%
3D Systems Corp.†	103,406	847,929
KBR, Inc.#	55,823	3,294,673
Unisys Corp.†	18,946	74,458
		4,217,060
Cosmetics/Personal Care — 0.3%
Edgewell Personal Care Co.	34,520	1,344,554
Distribution/Wholesale — 2.8%
G-III Apparel Group, Ltd.†	48,578	781,134
MRC Global, Inc.†	128,666	1,118,107
Resideo Technologies, Inc.†	33,566	538,063
Rush Enterprises, Inc., Class A	96,780	5,058,691
ScanSource, Inc.†	45,714	1,314,735
Titan Machinery, Inc.†	13,740	346,935
Veritiv Corp.	3,284	346,758
WESCO International, Inc.	17,545	2,410,332
		11,914,755
Diversified Financial Services — 3.8%
AssetMark Financial Holdings, Inc.†	15,516	435,689
BGC Partners, Inc., Class A	33,555	136,569
Encore Capital Group, Inc.†	34,873	1,501,980
Enova International, Inc.†	60,504	2,814,646
Hannon Armstrong Sustainable Infrastructure Capital, Inc.#	9,283	218,429
LendingClub Corp.†	36,259	297,324
Mr. Cooper Group, Inc.†	55,876	2,584,824
Nelnet, Inc., Class A	8,166	755,355
PennyMac Financial Services, Inc.	17,729	1,082,178
Piper Sandler Cos.	5,293	674,169
Radian Group, Inc.	130,194	3,325,155
Stifel Financial Corp.	3,900	216,723
StoneX Group, Inc.†	12,979	1,042,084
Victory Capital Holdings, Inc., Class A	27,051	837,769
Virtus Investment Partners, Inc.	3,711	707,985
		16,630,879
Electric — 2.8%
Avista Corp.	10,467	432,811
Black Hills Corp.	3,111	189,615
Clearway Energy, Inc., Class A	42,438	1,166,196
Clearway Energy, Inc., Class C	47,290	1,358,642
IDACORP, Inc.	15,813	1,645,659
MGE Energy, Inc.	17,457	1,252,714
NorthWestern Corp.	23,291	1,318,038
Portland General Electric Co.	58,014	2,827,022
Unitil Corp.	36,670	1,932,142
		12,122,839
Electrical Components & Equipment — 1.1%
Belden, Inc.	16,199	1,417,250
Encore Wire Corp.	11,179	1,829,667
Powell Industries, Inc.	28,074	1,614,255
		4,861,172
Electronics — 2.9%
Benchmark Electronics, Inc.	34,925	824,579

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronics (continued)
Comtech Telecommunications Corp.	134,424	$ 1,543,188
GoPro, Inc., Class A†	288,323	1,210,957
Knowles Corp.†	238,400	4,286,432
NEXTracker, Inc.†	16,680	638,010
OSI Systems, Inc.†	29,123	3,465,928
TTM Technologies, Inc.†	44,866	614,664
		12,583,758
Energy-Alternate Sources — 0.2%
Green Plains, Inc.†	27,359	793,411
REX American Resources Corp.†	7,124	234,665
		1,028,076
Engineering & Construction — 1.4%
Comfort Systems USA, Inc.	9,105	1,347,358
MasTec, Inc.†	16,563	1,678,826
MYR Group, Inc.†	16,118	2,055,045
Primoris Services Corp.	37,023	992,216
		6,073,445
Entertainment — 0.7%
International Game Technology PLC	11,603	284,622
Light & Wonder, Inc.†	25,187	1,468,150
Lions Gate Entertainment Corp., Class A†	22,117	227,805
Marriott Vacations Worldwide Corp.	4,261	525,041
SeaWorld Entertainment, Inc.†	9,591	534,794
		3,040,412
Environmental Control — 0.2%
Heritage-Crystal Clean, Inc.†	28,857	956,898
Food — 1.4%
Hostess Brands, Inc.†	68,809	1,711,968
John B. Sanfilippo & Son, Inc.	6,411	745,151
Lancaster Colony Corp.	2,115	415,767
SpartanNash Co.	45,433	1,040,416
Sprouts Farmers Market, Inc.†	34,438	1,190,177
TreeHouse Foods, Inc.†	12,921	611,809
United Natural Foods, Inc.†	19,468	519,990
		6,235,278
Gas — 1.7%
Chesapeake Utilities Corp.	9,347	1,193,612
New Jersey Resources Corp.	53,765	2,604,914
Northwest Natural Holding Co.	27,217	1,162,166
ONE Gas, Inc.	11,736	949,912
Southwest Gas Holdings, Inc.	1,752	102,544
Spire, Inc.	23,105	1,491,890
		7,505,038
Hand/Machine Tools — 0.0%
Luxfer Holdings PLC	9,326	133,921
Healthcare-Products — 1.6%
Alphatec Holdings, Inc.†	138,301	2,096,643
Inari Medical, Inc.†	17,064	1,030,666
Orthofix Medical, Inc.†	36,187	676,335
Pacific Biosciences of California, Inc.†	52,716	652,624
RxSight, Inc.†	88,169	2,148,678
Utah Medical Products, Inc.	4,871	455,390
		7,060,336
Healthcare-Services — 0.6%
Community Health Systems, Inc.†	446,642	1,460,519
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
Fulgent Genetics, Inc.†	25,811	$ 1,026,503
ModivCare, Inc.†	6,135	275,646
		2,762,668
Home Builders — 3.4%
Forestar Group, Inc.†	119,598	2,431,427
KB Home	9,464	410,075
M/I Homes, Inc.†	18,918	1,336,935
Meritage Homes Corp.	23,312	2,688,573
Taylor Morrison Home Corp.†	124,952	5,301,713
Tri Pointe Homes, Inc.†	93,755	2,738,584
		14,907,307
Home Furnishings — 0.1%
Sleep Number Corp.†	4,769	86,509
Xperi, Inc.†	17,325	204,955
		291,464
Household Products/Wares — 0.7%
ACCO Brands Corp.	40,518	196,107
Central Garden & Pet Co., Class A†	78,962	2,712,345
		2,908,452
Insurance — 3.1%
American Equity Investment Life Holding Co.	33,525	1,322,561
AMERISAFE, Inc.	11,565	590,509
CNO Financial Group, Inc.	21,773	472,692
Employers Holdings, Inc.	36,598	1,323,384
Essent Group, Ltd.	90,258	3,986,696
Jackson Financial, Inc., Class A	40,992	1,135,478
James River Group Holdings, Ltd.	34,412	658,646
NMI Holdings, Inc., Class A†	65,615	1,650,217
RLI Corp.	10,602	1,313,058
Selective Insurance Group, Inc.	5,443	526,501
Skyward Specialty Insurance Group, Inc.†	14,715	347,421
		13,327,163
Internet — 0.6%
1-800-Flowers.com, Inc., Class A†	106,504	864,812
Cars.com, Inc.†	21,224	374,604
Magnite, Inc.†	39,071	464,163
Overstock.com, Inc.†	12,437	232,945
QuinStreet, Inc.†	46,498	428,712
Yelp, Inc.†	9,162	306,927
		2,672,163
Iron/Steel — 0.9%
ATI, Inc.†	9,760	337,501
Commercial Metals Co.	71,693	3,064,876
Schnitzer Steel Industries, Inc., Class A	20,734	570,392
		3,972,769
Leisure Time — 0.3%
Topgolf Callaway Brands Corp.†	74,530	1,272,227
Lodging — 0.4%
Bluegreen Vacations Holding Corp.#	43,630	1,246,945
Full House Resorts, Inc.†	87,370	620,327
		1,867,272
Machinery-Construction & Mining — 0.6%
Argan, Inc.	40,428	1,635,312
Terex Corp.	23,051	1,068,875
		2,704,187

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery-Diversified — 0.5%
AGCO Corp.	15,698	$ 1,731,175
Albany International Corp., Class A	2,913	247,372
		1,978,547
Media — 0.9%
AMC Networks, Inc., Class A†	42,214	477,440
E.W. Scripps Co., Class A†	37,760	297,549
Gray Television, Inc.	115,483	811,846
Liberty Latin America, Ltd., Class A†	32,244	236,026
Liberty Latin America, Ltd., Class C†	192,474	1,405,060
Thryv Holdings, Inc.†	30,149	702,472
		3,930,393
Metal Fabricate/Hardware — 0.6%
Mueller Industries, Inc.	31,867	2,366,444
Olympic Steel, Inc.	4,421	184,886
		2,551,330
Mining — 0.7%
Arconic Corp.†	54,516	1,576,057
Constellium SE†	54,394	810,471
Hecla Mining Co.	69,448	370,158
Novagold Resources, Inc.†	37,731	194,315
		2,951,001
Miscellaneous Manufacturing — 0.6%
EnPro Industries, Inc.	6,421	649,035
Myers Industries, Inc.	5,164	96,567
Sight Sciences, Inc.†	191,878	1,840,110
		2,585,712
Office Furnishings — 0.1%
Steelcase, Inc., Class A	55,821	362,278
Office/Business Equipment — 0.2%
Xerox Holdings Corp.	44,350	624,005
Oil & Gas — 2.6%
Antero Resources Corp.†	3,551	72,476
Berry Corp.	10,056	63,353
Chord Energy Corp.	13,582	1,942,769
CNX Resources Corp.†	22,040	340,518
CVR Energy, Inc.	20,941	490,229
Delek US Holdings, Inc.	5,459	120,207
Helmerich & Payne, Inc.	29,689	916,796
Matador Resources Co.	9,646	424,135
Murphy Oil Corp.	67,498	2,348,930
Nabors Industries, Ltd.†	1,005	84,119
Noble Corp. PLC†	10,751	405,743
Ovintiv, Inc.	50,182	1,659,519
Par Pacific Holdings, Inc.†	6,595	140,605
Patterson-UTI Energy, Inc.	29,824	290,486
PBF Energy, Inc., Class A	19,005	699,574
Range Resources Corp.	9,943	272,140
SM Energy Co.	30,783	809,285
Southwestern Energy Co.†	27,825	132,725
Talos Energy, Inc.†	8,908	109,657
W&T Offshore, Inc.†	11,255	43,557
		11,366,823
Oil & Gas Services — 1.1%
ChampionX Corp.	32,441	819,460
Expro Group Holdings NV†	17,181	285,033
NexTier Oilfield Solutions, Inc.†	66,620	502,315
Security Description	Shares or Principal Amount	Value

Oil & Gas Services (continued)
NOW, Inc.†	225,172	$ 2,001,779
Oil States International, Inc.†	41,049	261,072
Select Water Solutions, Inc.	127,717	927,225
Solaris Oilfield Infrastructure, Inc., Class A	14,528	106,490
		4,903,374
Packaging & Containers — 0.3%
Greif, Inc., Class A	13,083	786,288
O-I Glass, Inc.†	24,939	516,736
		1,303,024
Pharmaceuticals — 0.8%
AdaptHealth Corp.#†	95,180	997,487
Agios Pharmaceuticals, Inc.†	19,743	499,103
Enanta Pharmaceuticals, Inc.†	2,739	64,312
Herbalife, Ltd.†	87,462	1,035,550
Lyell Immunopharma, Inc.#†	48,233	153,863
Owens & Minor, Inc.†	9,170	186,243
Revance Therapeutics, Inc.†	8,831	269,875
Supernus Pharmaceuticals, Inc.†	10,673	353,703
		3,560,136
Real Estate — 0.1%
Anywhere Real Estate, Inc.†	80,661	489,612
REITS — 11.7%
Acadia Realty Trust	20,383	262,329
Agree Realty Corp.	89,526	5,773,532
Alexander & Baldwin, Inc.	15,834	290,079
American Assets Trust, Inc.	11,002	209,588
Apple Hospitality REIT, Inc.	183,359	2,664,206
Ares Commercial Real Estate Corp.#	20,620	189,498
Armada Hoffler Properties, Inc.	26,524	292,825
Blackstone Mtg. Trust, Inc., Class A#	44,050	801,270
Broadstone Net Lease, Inc.	125,398	1,966,241
CareTrust REIT, Inc.	81,960	1,590,024
Community Healthcare Trust, Inc.	15,564	510,499
Corporate Office Properties Trust	108,247	2,470,197
CTO Realty Growth, Inc.#	4,330	69,020
DiamondRock Hospitality Co.	136,967	1,075,191
Dynex Capital, Inc.	98,002	1,101,542
Ellington Financial, Inc.#	22,341	280,156
Equity Commonwealth	58,044	1,187,000
Essential Properties Realty Trust, Inc.	39,973	956,554
First Industrial Realty Trust, Inc.	9,552	496,513
Getty Realty Corp.	9,908	339,547
Global Medical REIT, Inc.	20,358	177,522
Independence Realty Trust, Inc.	32,514	561,517
Kite Realty Group Trust	107,318	2,086,262
KKR Real Estate Finance Trust, Inc.	39,639	445,146
Ladder Capital Corp.	150,082	1,430,281
LXP Industrial Trust	94,700	979,198
Macerich Co.	42,832	412,900
MFA Financial, Inc.	127,700	1,351,066
NETSTREIT Corp.	36,420	635,529
PennyMac Mtg. Investment Trust	49,692	578,415
Phillips Edison & Co., Inc.	18,581	539,035
Physicians Realty Trust#	245,932	3,359,431
Piedmont Office Realty Trust, Inc., Class A	51,056	318,079
Plymouth Industrial REIT, Inc.	10,667	233,714
PotlatchDeltic Corp.	47,831	2,225,576
Ready Capital Corp.#	27,414	277,156
Retail Opportunity Investments Corp.	16,340	199,348
RLJ Lodging Trust	140,778	1,447,198

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
Ryman Hospitality Properties, Inc.	28,649	$ 2,627,973
Sabra Health Care REIT, Inc.	11,581	130,402
SITE Centers Corp.	106,232	1,266,285
STAG Industrial, Inc.	136,301	4,743,275
Terreno Realty Corp.	16,337	1,001,948
UMH Properties, Inc.	33,498	509,505
Urstadt Biddle Properties, Inc., Class A	10,029	194,061
Xenia Hotels & Resorts, Inc.	42,502	495,148
		50,751,781
Retail — 5.4%
Abercrombie & Fitch Co., Class A†	5,235	162,442
Academy Sports & Outdoors, Inc.	20,396	998,588
Asbury Automotive Group, Inc.†	9,073	1,897,255
Beacon Roofing Supply, Inc.†	62,807	4,015,880
BJ's Wholesale Club Holdings, Inc.†	4,711	295,144
Bloomin' Brands, Inc.	24,613	588,005
BlueLinx Holdings, Inc.†	13,970	1,148,613
Conn's, Inc.†	8,445	34,287
Dillard's, Inc., Class A#	1,156	318,258
Dine Brands Global, Inc.	20,220	1,209,763
FirstCash Holdings, Inc.	16,515	1,627,388
Genesco, Inc.†	8,909	160,629
GMS, Inc.†	34,824	2,205,404
Group 1 Automotive, Inc.	6,643	1,484,777
MarineMax, Inc.†	51,515	1,461,480
ODP Corp.†	23,740	951,024
Papa John's International, Inc.	16,180	1,134,380
Sally Beauty Holdings, Inc.†	77,341	870,860
Signet Jewelers, Ltd.	29,436	1,868,892
World Fuel Services Corp.	20,758	474,735
Zumiez, Inc.†	15,583	250,419
		23,158,223
Savings & Loans — 1.5%
Axos Financial, Inc.†	43,137	1,631,441
Banc of California, Inc.	33,536	358,500
Brookline Bancorp, Inc.	80,909	665,072
HomeTrust Bancshares, Inc.	20,523	402,045
OceanFirst Financial Corp.	158,238	2,246,980
Washington Federal, Inc.	40,603	1,056,084
WaterStone Financial, Inc.	7,757	104,875
		6,464,997
Semiconductors — 1.3%
ACM Research, Inc., Class A†	123,955	1,253,185
Alpha & Omega Semiconductor, Ltd.†	6,297	174,364
Cohu, Inc.†	45,280	1,736,035
Photronics, Inc.†	49,541	1,051,756
Veeco Instruments, Inc.†	57,105	1,393,933
		5,609,273
Software — 2.3%
Adeia, Inc.	43,284	424,616
Avid Technology, Inc.†	36,926	886,224
Brightcove, Inc.†	42,367	177,094
C3.ai, Inc., Class A#†	18,640	745,786
Donnelley Financial Solutions, Inc.†	18,163	805,529
E2open Parent Holdings, Inc.†	36,357	181,785
eGain Corp.†	114,041	826,797
Evolent Health, Inc., Class A†	34,962	1,018,793
Fastly, Inc., Class A†	18,327	298,364
Health Catalyst, Inc.†	126,573	1,425,212
Security Description	Shares or Principal Amount	Value

Software (continued)
IBEX Holdings, Ltd.†	6,249	$ 127,980
ON24, Inc.	111,665	892,203
Phreesia, Inc.†	16,842	505,597
SolarWinds Corp.†	13,864	128,935
Upland Software, Inc.†	1,068	3,001
Veradigm, Inc.†	38,042	448,135
Verint Systems, Inc.†	27,889	1,000,657
		9,896,708
Telecommunications — 0.8%
ATN International, Inc.	8,048	302,041
Aviat Networks, Inc.†	11,658	356,968
EchoStar Corp., Class A†	84,863	1,338,290
Gogo, Inc.†	60,461	909,938
NETGEAR, Inc.†	46,702	655,229
		3,562,466
Transportation — 2.2%
ArcBest Corp.	28,455	2,383,960
Dorian LPG, Ltd.	33,622	775,996
Forward Air Corp.	1,123	109,234
Heartland Express, Inc.	24,573	383,339
Hub Group, Inc., Class A†	42,986	3,162,050
Matson, Inc.	23,897	1,632,882
Radiant Logistics, Inc.†	51,895	324,344
Safe Bulkers, Inc.#	39,750	126,007
Werner Enterprises, Inc.	18,588	816,385
		9,714,197
Trucking & Leasing — 0.1%
GATX Corp.	4,323	514,048
Water — 0.2%
American States Water Co.	11,741	1,042,836
Total Long-Term Investment Securities (cost $447,419,440)		423,407,556
SHORT-TERM INVESTMENTS — 1.2%
Unaffiliated Investment Companies — 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio 5.11%(1)(2) (cost $5,234,292)	5,234,292	5,234,292
REPURCHASE AGREEMENTS — 2.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.52% dated 05/31/2023, to be repurchased 06/01/2023 in the amount of $10,216,725 and collateralized by $9,988,600 of United States Treasury Inflation Indexed Notes, bearing interest at 0.13% due 10/15/2026 and having an approximate value of $10,420,717 (cost $10,216,294)	$10,216,294	10,216,294
TOTAL INVESTMENTS (cost $462,870,026)(3)	101.2%	438,858,142
Other assets less liabilities	(1.2)	(5,382,286)
NET ASSETS	100.0%	$433,475,856
†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

(1)	The rate shown is the 7-day yield as of May 31, 2023.
(2)	At May 31, 2023, the Fund had loaned securities with a total value of $10,254,430. This was secured by collateral of $5,234,292, which was received in cash and subsequently invested in short-term investments currently valued at $5,234,292 as reported in the Portfolio of Investments. Additional collateral of $5,443,373 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2023
Government National Mtg. Assoc.	1.75%	11/20/2051	$ 1,007
United States Treasury Bills	0.00%	06/08/2023 to 03/21/2024	178,656
United States Treasury Notes/Bonds	0.13% to 6.63%	07/31/2023 to 08/15/2052	5,263,710
(3)	See Note 5 for cost of investments on a tax basis.
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
104	Long	E-Mini Russell 2000 Index	June 2023	$9,209,592	$9,109,360	$(100,232)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$423,407,556	$ —	$—	$423,407,556
Short-Term Investments	5,234,292	—	—	5,234,292
Repurchase Agreements	—	10,216,294	—	10,216,294
Total Investments at Value	$428,641,848	$10,216,294	$—	$438,858,142
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$ 100,232	$ —	$—	$ 100,232
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

VALIC Company I Stock Index Fund
PORTFOLIO PROFILE — May 31, 2023— (unaudited)

Industry Allocation*
Software	10.6%
Internet	9.3
Computers	8.5
Semiconductors	6.7
Pharmaceuticals	5.7
Repurchase Agreements	4.9
Retail	4.8
Banks	3.6
Insurance	3.5
Healthcare-Products	3.5
Diversified Financial Services	3.4
Oil & Gas	3.4
Electric	2.4
Healthcare-Services	2.3
REITS	2.2
Auto Manufacturers	1.9
Telecommunications	1.8
Beverages	1.7
Commercial Services	1.6
Aerospace/Defense	1.5
Biotechnology	1.5
Chemicals	1.5
Transportation	1.3
Cosmetics/Personal Care	1.2
Media	1.2
Food	1.1
Miscellaneous Manufacturing	1.0
Electronics	1.0
Agriculture	0.7
Machinery-Diversified	0.7
Building Materials	0.5
Apparel	0.4
Short-Term Investments	0.4
Distribution/Wholesale	0.3
Lodging	0.3
Oil & Gas Services	0.3
Pipelines	0.3
Machinery-Construction & Mining	0.3
Household Products/Wares	0.3
Environmental Control	0.3
Home Builders	0.2
Electrical Components & Equipment	0.2
Mining	0.2
Airlines	0.2
Energy-Alternate Sources	0.2
Packaging & Containers	0.1
Iron/Steel	0.1
Leisure Time	0.1
Auto Parts & Equipment	0.1
Advertising	0.1
Water	0.1
Gas	0.1
Hand/Machine Tools	0.1
Real Estate	0.1
Entertainment	0.1
99.9%
*	Calculated as a percentage of net assets

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 94.6%
Advertising — 0.1%
Interpublic Group of Cos., Inc.	56,397	$ 2,097,404
Omnicom Group, Inc.	29,425	2,594,991
		4,692,395
Aerospace/Defense — 1.5%
Boeing Co.†	81,628	16,790,879
General Dynamics Corp.	32,665	6,669,540
Howmet Aerospace, Inc.	53,447	2,284,859
L3Harris Technologies, Inc.	27,638	4,862,077
Lockheed Martin Corp.	32,982	14,644,338
Northrop Grumman Corp.	20,884	9,094,773
Raytheon Technologies Corp.	212,648	19,593,387
TransDigm Group, Inc.	7,529	5,824,811
		79,764,664
Agriculture — 0.7%
Altria Group, Inc.	259,183	11,512,909
Archer-Daniels-Midland Co.	79,411	5,610,387
Bunge, Ltd.	21,745	2,014,457
Philip Morris International, Inc.	225,027	20,254,680
		39,392,433
Airlines — 0.2%
Alaska Air Group, Inc.†	18,512	831,744
American Airlines Group, Inc.#†	94,445	1,395,897
Delta Air Lines, Inc.†	93,080	3,381,596
Southwest Airlines Co.	86,265	2,576,736
United Airlines Holdings, Inc.†	47,456	2,252,499
		10,438,472
Apparel — 0.4%
NIKE, Inc., Class B	180,817	19,032,797
Ralph Lauren Corp.	5,966	634,246
Tapestry, Inc.	34,268	1,371,405
VF Corp.	47,954	825,768
		21,864,216
Auto Manufacturers — 1.9%
Cummins, Inc.	20,511	4,192,654
Ford Motor Co.	568,337	6,820,044
General Motors Co.	202,441	6,561,113
PACCAR, Inc.	75,772	5,211,598
Tesla, Inc.†	390,398	79,613,864
		102,399,273
Auto Parts & Equipment — 0.1%
Aptiv PLC†	39,330	3,464,187
BorgWarner, Inc.	33,986	1,506,599
		4,970,786
Banks — 3.6%
Bank of America Corp.	1,013,125	28,154,744
Bank of New York Mellon Corp.	106,768	4,292,074
Citigroup, Inc.	281,148	12,460,479
Citizens Financial Group, Inc.	71,488	1,842,961
Comerica, Inc.	19,011	686,297
Fifth Third Bancorp	99,198	2,407,535
Goldman Sachs Group, Inc.	49,155	15,921,304
Huntington Bancshares, Inc.	209,471	2,159,646
JPMorgan Chase & Co.	425,775	57,781,925
KeyCorp	135,479	1,265,374
M&T Bank Corp.	24,573	2,928,119
Morgan Stanley	189,648	15,505,620
Security Description	Shares or Principal Amount	Value

Banks (continued)
Northern Trust Corp.	30,255	$ 2,175,940
PNC Financial Services Group, Inc.	58,208	6,742,233
Regions Financial Corp.	135,577	2,341,415
State Street Corp.	50,663	3,446,097
Truist Financial Corp.	192,598	5,868,461
US Bancorp	202,234	6,046,797
Wells Fargo & Co.	553,119	22,019,667
Zions Bancorp NA	21,718	592,684
		194,639,372
Beverages — 1.7%
Brown-Forman Corp., Class B	26,545	1,639,685
Coca-Cola Co.	564,960	33,705,513
Constellation Brands, Inc., Class A	23,567	5,726,074
Keurig Dr Pepper, Inc.	123,347	3,838,559
Molson Coors Beverage Co., Class B	27,289	1,687,825
Monster Beverage Corp.†	110,572	6,481,730
PepsiCo, Inc.	199,918	36,455,047
		89,534,433
Biotechnology — 1.5%
Amgen, Inc.	77,510	17,102,581
Biogen, Inc.†	20,903	6,195,858
Bio-Rad Laboratories, Inc., Class A†	3,125	1,166,719
Corteva, Inc.	103,471	5,534,664
Gilead Sciences, Inc.	181,011	13,926,986
Illumina, Inc.†	22,833	4,490,109
Incyte Corp.†	26,863	1,653,418
Moderna, Inc.†	47,959	6,124,844
Regeneron Pharmaceuticals, Inc.†	15,605	11,478,414
Vertex Pharmaceuticals, Inc.†	37,319	12,075,309
		79,748,902
Building Materials — 0.5%
Carrier Global Corp.	121,088	4,952,499
Johnson Controls International PLC	99,756	5,955,433
Martin Marietta Materials, Inc.	9,013	3,587,535
Masco Corp.	32,690	1,579,581
Mohawk Industries, Inc.†	7,655	704,566
Trane Technologies PLC	33,252	5,427,724
Vulcan Materials Co.	19,292	3,771,586
		25,978,924
Chemicals — 1.5%
Air Products & Chemicals, Inc.	32,237	8,676,266
Albemarle Corp.	17,006	3,291,171
Celanese Corp.	14,480	1,506,209
CF Industries Holdings, Inc.	28,478	1,751,682
Dow, Inc.	102,318	4,991,072
DuPont de Nemours, Inc.	66,500	4,468,135
Eastman Chemical Co.	17,245	1,329,417
Ecolab, Inc.	35,970	5,936,848
FMC Corp.	18,285	1,903,103
International Flavors & Fragrances, Inc.	37,010	2,860,503
Linde PLC	71,495	25,284,922
LyondellBasell Industries NV, Class A	36,868	3,153,689
Mosaic Co.	49,423	1,579,559
PPG Industries, Inc.	34,116	4,479,090
Sherwin-Williams Co.	34,231	7,797,137
		79,008,803
Commercial Services — 1.6%
Automatic Data Processing, Inc.	60,146	12,569,912
Cintas Corp.	12,538	5,919,691

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
CoStar Group, Inc.†	59,034	$ 4,687,300
Equifax, Inc.	17,782	3,709,681
FleetCor Technologies, Inc.†	10,706	2,425,444
Gartner, Inc.†	11,471	3,932,947
Global Payments, Inc.	38,188	3,730,586
MarketAxess Holdings, Inc.	5,463	1,488,176
Moody's Corp.	22,870	7,247,045
PayPal Holdings, Inc.†	164,227	10,180,432
Quanta Services, Inc.	20,743	3,683,542
Robert Half International, Inc.	15,633	1,016,458
Rollins, Inc.	33,598	1,321,073
S&P Global, Inc.	47,786	17,558,010
United Rentals, Inc.	10,068	3,360,598
Verisk Analytics, Inc.	22,701	4,974,016
		87,804,911
Computers — 8.5%
Accenture PLC, Class A	91,411	27,964,453
Apple, Inc.	2,158,866	382,658,998
Cognizant Technology Solutions Corp., Class A	73,885	4,617,074
DXC Technology Co.†	33,050	827,242
EPAM Systems, Inc.†	8,348	2,142,264
Fortinet, Inc.†	94,124	6,431,493
Hewlett Packard Enterprise Co.	186,065	2,683,057
HP, Inc.	125,457	3,645,780
International Business Machines Corp.	131,240	16,876,152
Leidos Holdings, Inc.	19,842	1,548,867
NetApp, Inc.	31,292	2,076,224
Seagate Technology Holdings PLC	27,875	1,675,287
Western Digital Corp.†	46,352	1,795,213
		454,942,104
Cosmetics/Personal Care — 1.2%
Colgate-Palmolive Co.	121,237	9,017,608
Estee Lauder Cos., Inc., Class A	33,630	6,188,929
Procter & Gamble Co.	342,446	48,798,555
		64,005,092
Distribution/Wholesale — 0.3%
Copart, Inc.†	62,224	5,450,200
Fastenal Co.	82,861	4,462,065
LKQ Corp.	36,843	1,943,468
Pool Corp.	5,669	1,792,708
WW Grainger, Inc.	6,528	4,236,803
		17,885,244
Diversified Financial Services — 3.4%
American Express Co.	86,420	13,702,755
Ameriprise Financial, Inc.	15,285	4,562,114
BlackRock, Inc.	21,738	14,293,822
Capital One Financial Corp.	55,348	5,767,815
Cboe Global Markets, Inc.	15,399	2,039,136
Charles Schwab Corp.	221,409	11,666,040
CME Group, Inc.	52,217	9,333,789
Discover Financial Services	38,757	3,981,894
Franklin Resources, Inc.	41,399	993,990
Intercontinental Exchange, Inc.	81,121	8,594,770
Invesco, Ltd.	66,017	949,325
Mastercard, Inc., Class A	122,472	44,704,730
Nasdaq, Inc.	49,206	2,723,552
Raymond James Financial, Inc.	28,134	2,541,907
Synchrony Financial	63,439	1,964,071
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
T. Rowe Price Group, Inc.	32,559	$ 3,489,022
Visa, Inc., Class A	235,873	52,135,009
		183,443,741
Electric — 2.4%
AES Corp.	96,958	1,913,951
Alliant Energy Corp.	36,438	1,875,099
Ameren Corp.	37,526	3,042,233
American Electric Power Co., Inc.	74,591	6,200,004
CenterPoint Energy, Inc.	91,382	2,577,886
CMS Energy Corp.	42,279	2,451,336
Consolidated Edison, Inc.	51,511	4,805,976
Constellation Energy Corp.	47,469	3,988,345
Dominion Energy, Inc.	120,956	6,081,668
DTE Energy Co.	28,123	3,026,035
Duke Energy Corp.	111,771	9,980,033
Edison International	55,432	3,742,769
Entergy Corp.	29,537	2,900,533
Evergy, Inc.	33,319	1,927,504
Eversource Energy	50,559	3,500,200
Exelon Corp.	144,249	5,719,473
FirstEnergy Corp.	78,844	2,947,977
NextEra Energy, Inc.	288,451	21,189,610
NRG Energy, Inc.	33,442	1,130,005
PG&E Corp.†	233,708	3,959,014
Pinnacle West Capital Corp.	16,423	1,269,169
PPL Corp.	106,882	2,800,308
Public Service Enterprise Group, Inc.	72,426	4,327,454
Sempra Energy	45,628	6,548,987
Southern Co.	158,028	11,022,453
WEC Energy Group, Inc.	45,788	3,999,582
Xcel Energy, Inc.	79,437	5,186,442
		128,114,046
Electrical Components & Equipment — 0.2%
AMETEK, Inc.	33,336	4,836,054
Emerson Electric Co.	82,943	6,443,012
Generac Holdings, Inc.†	9,197	1,001,737
		12,280,803
Electronics — 1.0%
Agilent Technologies, Inc.	42,946	4,967,564
Allegion PLC	12,751	1,335,540
Amphenol Corp., Class A	86,311	6,512,165
Fortive Corp.	51,226	3,335,325
Garmin, Ltd.	22,257	2,295,810
Honeywell International, Inc.	96,985	18,582,326
Keysight Technologies, Inc.†	25,888	4,188,678
Mettler-Toledo International, Inc.†	3,209	4,241,881
TE Connectivity, Ltd.	45,936	5,626,241
Trimble, Inc.†	35,799	1,670,739
		52,756,269
Energy-Alternate Sources — 0.2%
Enphase Energy, Inc.†	19,730	3,430,652
First Solar, Inc.†	14,391	2,920,797
SolarEdge Technologies, Inc.†	8,114	2,311,111
		8,662,560
Engineering & Construction — 0.0%
Jacobs Solutions, Inc.	18,393	2,015,873

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment — 0.1%
Caesars Entertainment, Inc.†	31,146	$ 1,277,298
Live Nation Entertainment, Inc.†	20,693	1,654,198
		2,931,496
Environmental Control — 0.3%
Pentair PLC	23,878	1,324,513
Republic Services, Inc.	29,815	4,222,698
Waste Management, Inc.	53,914	8,729,755
		14,276,966
Food — 1.1%
Campbell Soup Co.	29,125	1,472,269
Conagra Brands, Inc.	69,185	2,412,481
General Mills, Inc.	85,586	7,202,918
Hershey Co.	21,334	5,540,440
Hormel Foods Corp.	42,038	1,607,953
J.M. Smucker Co.	15,479	2,269,067
Kellogg Co.	37,154	2,480,772
Kraft Heinz Co.	115,575	4,417,276
Kroger Co.	94,555	4,286,178
Lamb Weston Holdings, Inc.	20,884	2,322,301
McCormick & Co., Inc.	36,394	3,120,058
Mondelez International, Inc., Class A	197,893	14,527,325
Sysco Corp.	73,682	5,154,056
Tyson Foods, Inc., Class A	41,459	2,099,484
		58,912,578
Forest Products & Paper — 0.0%
International Paper Co.	51,628	1,519,928
Gas — 0.1%
Atmos Energy Corp.	20,781	2,395,634
NiSource, Inc.	58,953	1,585,246
		3,980,880
Hand/Machine Tools — 0.1%
Snap-on, Inc.	7,710	1,918,710
Stanley Black & Decker, Inc.	21,475	1,609,981
		3,528,691
Healthcare-Products — 3.5%
Abbott Laboratories	253,092	25,815,384
Align Technology, Inc.†	10,545	2,980,650
Baxter International, Inc.	73,257	2,983,025
Bio-Techne Corp.	22,830	1,867,266
Boston Scientific Corp.†	207,910	10,703,207
Cooper Cos., Inc.	7,164	2,661,641
Danaher Corp.	95,146	21,847,424
DENTSPLY SIRONA, Inc.	31,196	1,126,799
Edwards Lifesciences Corp.†	89,745	7,559,221
GE HealthCare Technologies, Inc.	52,706	4,190,654
Hologic, Inc.†	35,789	2,823,394
IDEXX Laboratories, Inc.†	12,021	5,587,000
Insulet Corp.†	10,081	2,764,714
Intuitive Surgical, Inc.†	50,862	15,657,358
Medtronic PLC	193,085	15,979,715
ResMed, Inc.	21,325	4,495,097
Revvity, Inc.	18,336	2,114,507
STERIS PLC	14,412	2,881,968
Stryker Corp.	48,941	13,487,161
Teleflex, Inc.	6,809	1,598,413
Thermo Fisher Scientific, Inc.	56,930	28,946,628
Waters Corp.†	8,623	2,166,270
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
West Pharmaceutical Services, Inc.	10,746	$ 3,595,934
Zimmer Biomet Holdings, Inc.	30,461	3,878,904
		187,712,334
Healthcare-Services — 2.3%
Catalent, Inc.†	26,141	973,229
Centene Corp.†	79,946	4,989,430
Charles River Laboratories International, Inc.†	7,385	1,428,111
DaVita, Inc.†	7,978	747,299
Elevance Health, Inc.	34,668	15,525,024
HCA Healthcare, Inc.	30,779	8,131,504
Humana, Inc.	18,141	9,104,424
IQVIA Holdings, Inc.†	26,956	5,307,906
Laboratory Corp. of America Holdings	12,861	2,733,348
Molina Healthcare, Inc.†	8,477	2,321,850
Quest Diagnostics, Inc.	16,112	2,137,257
UnitedHealth Group, Inc.	135,627	66,082,900
Universal Health Services, Inc., Class B	9,313	1,230,527
		120,712,809
Home Builders — 0.2%
D.R. Horton, Inc.	45,360	4,846,262
Lennar Corp., Class A	36,803	3,942,337
NVR, Inc.†	439	2,438,303
PulteGroup, Inc.	32,747	2,163,922
		13,390,824
Home Furnishings — 0.0%
Whirlpool Corp.	7,911	1,022,813
Household Products/Wares — 0.3%
Avery Dennison Corp.	11,753	1,893,761
Church & Dwight Co., Inc.	35,399	3,272,638
Clorox Co.	17,931	2,836,326
Kimberly-Clark Corp.	48,991	6,578,511
		14,581,236
Housewares — 0.0%
Newell Brands, Inc.#	54,634	454,009
Insurance — 3.5%
Aflac, Inc.	81,271	5,218,411
Allstate Corp.	38,176	4,140,187
American International Group, Inc.(1)	107,849	5,697,663
Aon PLC, Class A	29,815	9,191,666
Arch Capital Group, Ltd.†	53,690	3,742,193
Arthur J. Gallagher & Co.	30,787	6,167,560
Assurant, Inc.	7,669	920,203
Berkshire Hathaway, Inc., Class B†	261,532	83,972,695
Brown & Brown, Inc.	34,120	2,126,700
Chubb, Ltd.	60,247	11,193,893
Cincinnati Financial Corp.	22,816	2,201,744
Everest Re Group, Ltd.	6,224	2,116,284
Globe Life, Inc.	13,131	1,354,857
Hartford Financial Services Group, Inc.	45,739	3,134,036
Lincoln National Corp.	22,352	467,604
Loews Corp.	28,313	1,585,528
Marsh & McLennan Cos., Inc.	71,853	12,443,502
MetLife, Inc.	95,668	4,740,349
Principal Financial Group, Inc.	33,031	2,162,209
Progressive Corp.	84,902	10,859,815
Prudential Financial, Inc.	53,418	4,203,462
Travelers Cos., Inc.	33,546	5,677,325

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
W.R. Berkley Corp.	29,569	$ 1,646,402
Willis Towers Watson PLC	15,496	3,391,300
		188,355,588
Internet — 9.3%
Alphabet, Inc., Class A†	864,555	106,227,873
Alphabet, Inc., Class C†	753,678	92,981,255
Amazon.com, Inc.†	1,294,091	156,041,493
Booking Holdings, Inc.†	5,630	14,124,375
Cars.com, Inc.†	1	18
CDW Corp.	19,653	3,374,224
eBay, Inc.	78,771	3,350,918
Etsy, Inc.†	18,244	1,478,676
Expedia Group, Inc.†	21,458	2,053,745
F5, Inc.†	8,727	1,287,931
Gen Digital, Inc.	82,569	1,448,260
Match Group, Inc.†	40,543	1,398,734
Meta Platforms, Inc., Class A†	323,085	85,527,061
Netflix, Inc.†	64,645	25,549,643
VeriSign, Inc.†	13,298	2,969,709
		497,813,915
Iron/Steel — 0.1%
Nucor Corp.	36,725	4,849,903
Steel Dynamics, Inc.	24,211	2,224,991
		7,074,894
Leisure Time — 0.1%
Carnival Corp.#†	145,466	1,633,583
Norwegian Cruise Line Holdings, Ltd.†	61,169	908,360
Royal Caribbean Cruises, Ltd.†	31,863	2,579,947
		5,121,890
Lodging — 0.3%
Hilton Worldwide Holdings, Inc.	38,677	5,264,713
Las Vegas Sands Corp.†	47,704	2,629,922
Marriott International, Inc., Class A	39,056	6,553,206
MGM Resorts International	45,673	1,794,492
Wynn Resorts, Ltd.	14,968	1,477,342
		17,719,675
Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.	75,541	15,542,561
Machinery-Diversified — 0.7%
Deere & Co.	39,252	13,580,407
Dover Corp.	20,280	2,703,932
IDEX Corp.	10,948	2,180,404
Ingersoll Rand, Inc.	58,778	3,330,361
Nordson Corp.	7,802	1,700,290
Otis Worldwide Corp.	60,221	4,788,172
Rockwell Automation, Inc.	16,661	4,641,755
Westinghouse Air Brake Technologies Corp.	26,399	2,445,339
Xylem, Inc.	34,678	3,474,736
		38,845,396
Media — 1.2%
Charter Communications, Inc., Class A†	15,289	4,986,507
Comcast Corp., Class A	610,619	24,027,858
DISH Network Corp., Class A†	36,486	234,605
FactSet Research Systems, Inc.	5,553	2,137,294
Fox Corp., Class A	43,100	1,344,720
Fox Corp., Class B	20,007	584,404
News Corp., Class A	55,503	1,016,260
Security Description	Shares or Principal Amount	Value

Media (continued)
News Corp., Class B	17,111	$ 316,211
Paramount Global, Class B	73,309	1,115,030
Walt Disney Co.†	265,174	23,324,705
Warner Bros. Discovery, Inc.†	320,774	3,618,331
		62,705,925
Mining — 0.2%
Freeport-McMoRan, Inc.	207,477	7,124,760
Newmont Corp.	115,217	4,672,050
		11,796,810
Miscellaneous Manufacturing — 1.0%
3M Co.	79,909	7,456,309
A.O. Smith Corp.	18,416	1,177,519
Axon Enterprise, Inc.†	9,814	1,893,219
Eaton Corp. PLC	57,729	10,154,531
General Electric Co.	158,118	16,053,720
Illinois Tool Works, Inc.	40,297	8,814,163
Parker-Hannifin Corp.	18,619	5,966,272
Teledyne Technologies, Inc.†	6,804	2,644,375
Textron, Inc.	30,305	1,874,970
		56,035,078
Office/Business Equipment — 0.0%
Zebra Technologies Corp., Class A†	7,494	1,967,700
Oil & Gas — 3.4%
APA Corp.	46,670	1,483,173
Chevron Corp.	258,227	38,894,151
ConocoPhillips	177,651	17,640,744
Coterra Energy, Inc.	114,451	2,660,986
Devon Energy Corp.	94,889	4,374,383
Diamondback Energy, Inc.	26,677	3,391,980
EOG Resources, Inc.	85,264	9,147,975
EQT Corp.	53,279	1,852,511
Exxon Mobil Corp.	597,756	61,078,708
Hess Corp.	40,278	5,102,014
Marathon Oil Corp.	92,185	2,042,820
Marathon Petroleum Corp.	65,901	6,913,674
Occidental Petroleum Corp.	105,548	6,085,898
Phillips 66	67,643	6,196,775
Pioneer Natural Resources Co.	34,489	6,878,486
Valero Energy Corp.	55,961	5,990,065
		179,734,343
Oil & Gas Services — 0.3%
Baker Hughes Co.	146,028	3,979,263
Halliburton Co.	131,234	3,759,854
Schlumberger NV	206,150	8,829,405
		16,568,522
Packaging & Containers — 0.1%
Amcor PLC	215,671	2,079,068
Ball Corp.	45,568	2,331,259
Packaging Corp. of America	13,432	1,665,971
Sealed Air Corp.	20,998	794,774
WestRock Co.	36,965	1,035,390
		7,906,462
Pharmaceuticals — 5.7%
AbbVie, Inc.	256,707	35,415,298
AmerisourceBergen Corp.	23,487	3,996,313
Becton Dickinson & Co.	41,210	9,962,930
Bristol-Myers Squibb Co.	308,627	19,887,924
Cardinal Health, Inc.	37,398	3,077,855

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Cigna Group	43,355	$ 10,726,461
CVS Health Corp.	186,398	12,680,656
Dexcom, Inc.†	56,091	6,577,231
Eli Lilly & Co.	114,478	49,163,722
Henry Schein, Inc.†	19,676	1,454,056
Johnson & Johnson	379,511	58,846,976
McKesson Corp.	19,878	7,769,117
Merck & Co., Inc.	368,030	40,634,192
Organon & Co.	36,923	715,937
Pfizer, Inc.	814,812	30,979,152
Viatris, Inc.	176,030	1,610,674
Zoetis, Inc.	67,654	11,028,279
		304,526,773
Pipelines — 0.3%
Kinder Morgan, Inc.	287,156	4,626,083
ONEOK, Inc.	64,878	3,675,987
Targa Resources Corp.	32,860	2,236,123
Williams Cos., Inc.	176,801	5,067,117
		15,605,310
Real Estate — 0.1%
CBRE Group, Inc., Class A†	45,862	3,435,981
REITS — 2.2%
Alexandria Real Estate Equities, Inc.	22,864	2,594,149
American Tower Corp.	67,586	12,465,562
AvalonBay Communities, Inc.	20,307	3,533,012
Boston Properties, Inc.	20,707	1,007,810
Camden Property Trust	15,987	1,670,162
Crown Castle, Inc.	62,853	7,115,588
Digital Realty Trust, Inc.	41,736	4,276,270
Equinix, Inc.	13,433	10,014,973
Equity Residential	49,439	3,005,891
Essex Property Trust, Inc.	9,378	2,026,211
Extra Space Storage, Inc.	19,440	2,804,609
Federal Realty Investment Trust	10,628	937,390
Healthpeak Properties, Inc.	79,369	1,584,205
Host Hotels & Resorts, Inc.	103,791	1,722,931
Invitation Homes, Inc.	84,313	2,856,524
Iron Mountain, Inc.	42,199	2,254,271
Kimco Realty Corp.	89,777	1,650,101
Mid-America Apartment Communities, Inc.	16,763	2,465,167
Prologis, Inc.	133,991	16,688,579
Public Storage	22,946	6,500,602
Realty Income Corp.	91,036	5,411,180
Regency Centers Corp.	22,356	1,257,972
SBA Communications Corp.	15,672	3,475,736
Simon Property Group, Inc.	47,458	4,990,209
UDR, Inc.	44,890	1,780,786
Ventas, Inc.	58,062	2,504,795
VICI Properties, Inc.	145,693	4,506,284
Welltower, Inc.	68,590	5,117,500
Weyerhaeuser Co.	106,370	3,048,564
		119,267,033
Retail — 4.8%
Advance Auto Parts, Inc.	8,601	626,927
AutoZone, Inc.†	2,724	6,501,752
Bath & Body Works, Inc.	33,156	1,168,417
Best Buy Co., Inc.	28,585	2,077,272
CarMax, Inc.†	22,938	1,656,353
Chipotle Mexican Grill, Inc.†	4,010	8,326,725
Security Description	Shares or Principal Amount	Value

Retail (continued)
Costco Wholesale Corp.	64,410	$ 32,949,580
Darden Restaurants, Inc.	17,666	2,800,414
Dollar General Corp.	32,453	6,525,974
Dollar Tree, Inc.†	30,180	4,070,678
Domino's Pizza, Inc.	5,138	1,489,249
Genuine Parts Co.	20,462	3,047,406
Home Depot, Inc.	147,942	41,934,160
Lowe's Cos., Inc.	87,777	17,654,588
McDonald's Corp.	106,316	30,311,755
O'Reilly Automotive, Inc.†	9,051	8,175,859
Ross Stores, Inc.	49,988	5,179,757
Starbucks Corp.	166,829	16,289,184
Target Corp.	66,817	8,748,350
TJX Cos., Inc.	167,729	12,879,910
Tractor Supply Co.	16,034	3,360,566
Ulta Beauty, Inc.†	7,386	3,027,004
Walgreens Boots Alliance, Inc.	103,915	3,155,898
Walmart, Inc.	203,559	29,896,710
Yum! Brands, Inc.	40,644	5,230,476
		257,084,964
Semiconductors — 6.7%
Advanced Micro Devices, Inc.†	234,045	27,666,459
Analog Devices, Inc.	73,574	13,073,364
Applied Materials, Inc.	122,379	16,313,121
Broadcom, Inc.	60,659	49,010,046
Intel Corp.	600,514	18,880,160
KLA Corp.	20,101	8,904,542
Lam Research Corp.	19,587	12,079,303
Microchip Technology, Inc.	79,516	5,984,374
Micron Technology, Inc.	158,392	10,802,334
Monolithic Power Systems, Inc.	6,496	3,182,455
NVIDIA Corp.	357,086	135,099,917
NXP Semiconductors NV	37,615	6,736,847
ON Semiconductor Corp.†	62,703	5,241,971
Qorvo, Inc.†	14,500	1,410,270
QUALCOMM, Inc.	161,850	18,355,408
Skyworks Solutions, Inc.	23,076	2,388,597
Teradyne, Inc.	22,609	2,265,196
Texas Instruments, Inc.	131,542	22,872,523
		360,266,887
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	5,785	1,164,983
Software — 10.6%
Activision Blizzard, Inc.†	103,379	8,290,996
Adobe, Inc.†	66,453	27,763,399
Akamai Technologies, Inc.†	22,825	2,102,639
ANSYS, Inc.†	12,645	4,091,795
Autodesk, Inc.†	31,320	6,244,895
Broadridge Financial Solutions, Inc.	17,084	2,506,564
Cadence Design Systems, Inc.†	39,819	9,194,605
Ceridian HCM Holding, Inc.†	22,333	1,381,296
Electronic Arts, Inc.	37,816	4,840,448
Fair Isaac Corp.†	3,651	2,875,783
Fidelity National Information Services, Inc.	86,133	4,700,278
Fiserv, Inc.†	92,179	10,341,562
Intuit, Inc.	40,778	17,090,875
Jack Henry & Associates, Inc.	10,595	1,619,870
Microsoft Corp.	1,080,520	354,831,963
MSCI, Inc.	11,607	5,461,442
Oracle Corp.	223,087	23,633,837
Paychex, Inc.	46,569	4,886,485

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Paycom Software, Inc.	6,999	$ 1,960,630
PTC, Inc.†	15,450	2,076,480
Roper Technologies, Inc.	15,394	6,992,263
Salesforce, Inc.†	145,157	32,425,171
ServiceNow, Inc.†	29,467	16,053,032
Synopsys, Inc.†	22,124	10,065,535
Take-Two Interactive Software, Inc.†	23,015	3,169,856
Tyler Technologies, Inc.†	6,044	2,399,226
		567,000,925
Telecommunications — 1.8%
Arista Networks, Inc.†	35,928	5,976,264
AT&T, Inc.	1,034,679	16,275,501
Cisco Systems, Inc.	596,320	29,619,214
Corning, Inc.	110,498	3,404,443
Juniper Networks, Inc.	47,025	1,428,149
Motorola Solutions, Inc.	24,271	6,842,480
T-Mobile US, Inc.†	85,977	11,800,343
Verizon Communications, Inc.	609,642	21,721,545
		97,067,939
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.	18,845	1,118,451
Transportation — 1.3%
C.H. Robinson Worldwide, Inc.	17,086	1,615,310
CSX Corp.	305,179	9,359,840
Expeditors International of Washington, Inc.	23,100	2,548,161
FedEx Corp.	33,706	7,347,234
JB Hunt Transport Services, Inc.	12,047	2,011,488
Norfolk Southern Corp.	33,064	6,883,264
Old Dominion Freight Line, Inc.	13,151	4,082,596
Union Pacific Corp.	88,818	17,099,241
United Parcel Service, Inc., Class B	105,939	17,691,813
		68,638,947
Water — 0.1%
American Water Works Co., Inc.	28,011	4,046,189
Total Long-Term Investment Securities (cost $1,984,312,839)		5,073,781,021
SHORT-TERM INVESTMENTS — 0.4%
Unaffiliated Investment Companies — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio 5.11%(2)(3)	450,000	450,000
U.S. Government — 0.4%
United States Treasury Bills
2.86%, 07/13/2023(4)	$ 100,000	99,409
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
2.90%, 07/13/2023(4)	$ 900,000	$ 894,676
3.09%, 08/10/2023(4)	2,500,000	2,475,035
3.10%, 08/10/2023(4)	20,000	19,801
3.11%, 08/10/2023(4)	20,000	19,800
4.29%, 10/05/2023(4)	300,000	294,540
4.30%, 10/05/2023(4)	12,500,000	12,272,500
4.45%, 11/02/2023(4)	300,000	293,328
5.11%, 08/22/2023(4)	200,000	197,659
5.13%, 08/22/2023(4)	1,700,000	1,680,100
		18,246,848
Total Short-Term Investments (cost $18,750,772)		18,696,848
REPURCHASE AGREEMENTS — 4.9%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.52% dated 05/31/2023, to be repurchased 06/01/2023 in the amount of $265,152,424 and collateralized by $264,230,600 of United States Treasury Notes, bearing interest at 4.00% due 02/28/2030 and having an approximate value of $270,444,146 (cost $265,141,229)	265,141,229	265,141,229
TOTAL INVESTMENTS (cost $2,268,204,840)(5)	99.9%	5,357,619,098
Other assets less liabilities	0.1	3,109,142
NET ASSETS	100.0%	$5,360,728,240
†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Security represents an investment in an affiliated company (see Note 3)
(2)	The rate shown is the 7-day yield as of May 31, 2023.
(3)	At May 31, 2023, the Fund had loaned securities with a total value of $2,404,811. This was secured by collateral of $450,000, which was received in cash and subsequently invested in short-term investments currently valued at $450,000 as reported in the Portfolio of Investments. Additional collateral of $2,117,720 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2023
United States Treasury Bills	0.00%	06/08/2023 to 03/21/2024	$ 210,508
United States Treasury Notes/Bonds	0.25% to 4.75%	09/30/2023 to 08/15/2052	1,907,212
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	See Note 5 for cost of investments on a tax basis.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
1,404	Long	S&P 500 E-Mini Index	June 2023	$282,895,447	$294,173,100	$11,277,653
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$5,073,781,021	$ —	$—	$5,073,781,021
Short-Term Investments:
U.S. Government	—	18,246,848	—	18,246,848
Other Short-Term Investments	450,000	—	—	450,000
Repurchase Agreements	—	265,141,229	—	265,141,229
Total Investments at Value	$5,074,231,021	$283,388,077	$—	$5,357,619,098
Other Financial Instruments:†
Futures Contracts	$ 11,277,653	$ —	$—	$ 11,277,653
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

VALIC Company I Systematic Core Fund
PORTFOLIO PROFILE — May 31, 2023— (unaudited)

Industry Allocation*
Software	10.3%
Computers	8.7
Internet	8.4
Retail	7.0
Semiconductors	5.7
Pharmaceuticals	5.6
Insurance	3.8
Diversified Financial Services	3.7
Healthcare-Services	3.0
Oil & Gas	2.8
Banks	2.8
Healthcare-Products	2.6
Food	2.4
Electric	2.1
REITS	2.0
Commercial Services	1.9
Media	1.9
Biotechnology	1.8
Telecommunications	1.5
Unaffiliated Investment Companies	1.5
Transportation	1.4
Beverages	1.4
Electronics	1.3
Chemicals	1.2
Cosmetics/Personal Care	1.2
Auto Manufacturers	1.1
Machinery-Diversified	1.1
Miscellaneous Manufacturing	1.1
Distribution/Wholesale	1.0
Building Materials	1.0
Aerospace/Defense	1.0
Apparel	0.8
Agriculture	0.7
Iron/Steel	0.6
Home Builders	0.5
Packaging & Containers	0.4
Household Products/Wares	0.4
Pipelines	0.3
Lodging	0.3
Hand/Machine Tools	0.3
Electrical Components & Equipment	0.3
Environmental Control	0.3
Auto Parts & Equipment	0.3
Gas	0.3
Home Furnishings	0.2
Machinery-Construction & Mining	0.2
Entertainment	0.2
Engineering & Construction	0.2
Short-Term Investments	0.2
Real Estate	0.1
Leisure Time	0.1
Airlines	0.1
Advertising	0.1
Toys/Games/Hobbies	0.1
Oil & Gas Services	0.1
Metal Fabricate/Hardware	0.1
Water	0.1
Shipbuilding	0.1
Private Equity	0.1
Energy-Alternate Sources	0.1
Office/Business Equipment	0.1
Savings & Loans	0.1
100.1%
*	Calculated as a percentage of net assets

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.4%
Advertising — 0.1%
Interpublic Group of Cos., Inc.	6,177	$ 229,723
Omnicom Group, Inc.	3,298	290,850
		520,573
Aerospace/Defense — 1.0%
Boeing Co.†	2,122	436,495
Curtiss-Wright Corp.	1,760	278,185
General Dynamics Corp.	3,221	657,664
HEICO Corp.	848	131,084
HEICO Corp., Class A	1,387	169,006
Hexcel Corp.	1,798	124,044
Howmet Aerospace, Inc.	3,884	166,041
L3Harris Technologies, Inc.	2,103	369,960
Lockheed Martin Corp.	2,223	987,034
Northrop Grumman Corp.	1,510	657,590
Raytheon Technologies Corp.	10,786	993,822
TransDigm Group, Inc.	398	307,913
		5,278,838
Agriculture — 0.7%
Altria Group, Inc.	13,711	609,042
Archer-Daniels-Midland Co.	14,317	1,011,496
Bunge, Ltd.	1,506	139,516
Darling Ingredients, Inc.†	4,578	290,154
Philip Morris International, Inc.	19,612	1,765,276
		3,815,484
Airlines — 0.1%
Alaska Air Group, Inc.†	1,802	80,964
Southwest Airlines Co.	5,485	163,837
United Airlines Holdings, Inc.†	6,463	306,766
		551,567
Apparel — 0.8%
Capri Holdings, Ltd.†	6,871	241,172
Carter's, Inc.	4,707	292,634
Columbia Sportswear Co.	3,330	245,854
Deckers Outdoor Corp.†	307	145,825
NIKE, Inc., Class B	12,017	1,264,910
PVH Corp.	2,866	246,533
Skechers USA, Inc., Class A†	6,356	326,508
Tapestry, Inc.	16,354	654,487
Under Armour, Inc., Class A†	29,725	214,317
Under Armour, Inc., Class C†	42,048	276,676
VF Corp.	4,024	69,293
		3,978,209
Auto Manufacturers — 1.1%
Cummins, Inc.	1,888	385,926
Ford Motor Co.	25,701	308,412
General Motors Co.	3,099	100,439
PACCAR, Inc.	5,019	345,207
Tesla, Inc.†	23,185	4,728,117
		5,868,101
Auto Parts & Equipment — 0.3%
Allison Transmission Holdings, Inc.	10,552	499,110
Aptiv PLC†	958	84,381
BorgWarner, Inc.	13,859	614,369
Gentex Corp.	6,242	163,915
		1,361,775
Security Description	Shares or Principal Amount	Value

Banks — 2.8%
Bank of America Corp.	71,986	$ 2,000,491
Bank of Hawaii Corp.#	1,572	61,544
Bank of New York Mellon Corp.	13,957	561,071
Bank OZK	5,475	189,325
Citigroup, Inc.	22,113	980,048
Citizens Financial Group, Inc.	6,181	159,346
Comerica, Inc.	2,040	73,644
Commerce Bancshares, Inc.	2,104	100,887
Cullen/Frost Bankers, Inc.	845	84,669
Fifth Third Bancorp	4,933	119,724
First Horizon Corp.	11,556	119,142
FNB Corp.	14,502	159,377
Huntington Bancshares, Inc.	9,786	100,894
JPMorgan Chase & Co.	33,620	4,562,570
KeyCorp	11,620	108,531
M&T Bank Corp.	1,071	127,620
Morgan Stanley	16,480	1,347,405
Pinnacle Financial Partners, Inc.	2,030	98,760
PNC Financial Services Group, Inc.	3,005	348,069
Popular, Inc.	5,631	321,981
Prosperity Bancshares, Inc.	1,772	101,323
Regions Financial Corp.	10,439	180,282
State Street Corp.	6,523	443,694
Synovus Financial Corp.	5,759	156,011
Truist Financial Corp.	11,429	348,242
US Bancorp	8,799	263,090
Wells Fargo & Co.	34,294	1,365,244
Western Alliance Bancorp	2,028	68,749
Wintrust Financial Corp.	3,010	191,346
Zions Bancorp NA	3,819	104,221
		14,847,300
Beverages — 1.4%
Boston Beer Co., Inc., Class A†	792	267,300
Brown-Forman Corp., Class A	3,573	224,563
Brown-Forman Corp., Class B	4,466	275,865
Coca-Cola Co.	27,205	1,623,050
Constellation Brands, Inc., Class A	1,663	404,059
Keurig Dr Pepper, Inc.	9,664	300,744
Molson Coors Beverage Co., Class B	16,217	1,003,022
Monster Beverage Corp.†	13,486	790,549
PepsiCo, Inc.	13,644	2,487,983
		7,377,135
Biotechnology — 1.8%
Amgen, Inc.	6,705	1,479,458
Biogen, Inc.†	3,312	981,710
BioMarin Pharmaceutical, Inc.†	2,291	199,180
Bio-Rad Laboratories, Inc., Class A†	199	74,297
Corteva, Inc.	9,588	512,862
Exelixis, Inc.†	17,733	341,892
Gilead Sciences, Inc.	18,145	1,396,076
Incyte Corp.†	10,830	666,586
Moderna, Inc.†	4,053	517,609
Regeneron Pharmaceuticals, Inc.†	1,411	1,037,875
Royalty Pharma PLC, Class A	4,546	148,836
Sarepta Therapeutics, Inc.†	793	98,015
Seagen, Inc.†	968	189,438
United Therapeutics Corp.†	2,943	617,265
Vertex Pharmaceuticals, Inc.†	4,686	1,516,249
		9,777,348
Building Materials — 1.0%
Builders FirstSource, Inc.†	11,467	1,329,599

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building Materials (continued)
Carrier Global Corp.	6,799	$ 278,079
Eagle Materials, Inc.	536	87,331
Johnson Controls International PLC	2,769	165,309
Lennox International, Inc.	1,638	451,285
Louisiana-Pacific Corp.	7,101	415,551
Martin Marietta Materials, Inc.	470	187,079
Masco Corp.	11,900	575,008
MDU Resources Group, Inc.	9,240	269,623
Owens Corning	7,543	802,047
Trane Technologies PLC	1,944	317,319
Trex Co., Inc.†	5,426	278,625
Vulcan Materials Co.	1,198	234,209
		5,391,064
Chemicals — 1.2%
Air Products & Chemicals, Inc.	1,561	420,128
Axalta Coating Systems, Ltd.†	3,736	108,381
Celanese Corp.	1,819	189,212
CF Industries Holdings, Inc.	4,102	252,314
Chemours Co.	11,238	297,695
Dow, Inc.	11,749	573,116
DuPont de Nemours, Inc.	2,617	175,836
Eastman Chemical Co.	841	64,833
Ecolab, Inc.	1,219	201,196
FMC Corp.	1,603	166,840
Huntsman Corp.	4,439	105,426
International Flavors & Fragrances, Inc.	1,246	96,303
Linde PLC	2,934	1,037,639
LyondellBasell Industries NV, Class A	1,741	148,925
Mosaic Co.	8,152	260,538
NewMarket Corp.	493	192,181
Olin Corp.	7,094	335,617
PPG Industries, Inc.	927	121,706
RPM International, Inc.	5,109	407,647
Sherwin-Williams Co.	2,760	628,673
Valvoline, Inc.	2,172	83,622
Westlake Corp.	5,320	553,014
		6,420,842
Commercial Services — 1.9%
ADT, Inc.	53,301	303,283
Automatic Data Processing, Inc.	2,947	615,894
Booz Allen Hamilton Holding Corp.	2,383	239,682
Cintas Corp.	1,542	728,040
CoStar Group, Inc.†	1,561	123,943
Equifax, Inc.	448	93,462
Euronet Worldwide, Inc.†	1,308	145,711
FleetCor Technologies, Inc.†	1,809	409,829
FTI Consulting, Inc.†	1,535	288,595
Gartner, Inc.†	3,415	1,170,867
Global Payments, Inc.	1,154	112,734
Grand Canyon Education, Inc.†	5,949	623,217
GXO Logistics, Inc.†	3,447	192,756
H&R Block, Inc.	14,763	440,676
ManpowerGroup, Inc.	5,400	378,918
MarketAxess Holdings, Inc.	347	94,526
Moody's Corp.	3,179	1,007,362
Morningstar, Inc.	492	100,712
PayPal Holdings, Inc.†	1,460	90,505
Quanta Services, Inc.	1,837	326,214
Robert Half International, Inc.	10,430	678,159
Rollins, Inc.	19,183	754,276
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
S&P Global, Inc.	1,113	$ 408,950
Service Corp. International	4,603	292,797
U-Haul Holding Co. (Non-Voting)	984	45,549
United Rentals, Inc.	425	141,861
Verisk Analytics, Inc.	1,221	267,533
WEX, Inc.†	637	105,646
WillScot Mobile Mini Holdings Corp.†	2,256	97,189
		10,278,886
Computers — 8.7%
Accenture PLC, Class A	10,070	3,080,614
Amdocs, Ltd.	9,179	864,386
Apple, Inc.	183,682	32,557,635
CACI International, Inc., Class A†	2,604	779,169
Cognizant Technology Solutions Corp., Class A	16,965	1,060,143
Dell Technologies, Inc., Class C	2,879	129,008
DXC Technology Co.†	38,054	952,492
EPAM Systems, Inc.†	1,231	315,899
Fortinet, Inc.†	14,383	982,790
Genpact, Ltd.	19,906	732,143
Hewlett Packard Enterprise Co.	25,293	364,725
HP, Inc.	20,380	592,243
International Business Machines Corp.	10,598	1,362,797
Leidos Holdings, Inc.	3,080	240,425
NCR Corp.†	29,037	688,177
NetApp, Inc.	6,713	445,408
Pure Storage, Inc., Class A†	10,699	308,024
Science Applications International Corp.	5,245	510,496
Thoughtworks Holding, Inc.†	15,056	124,061
Western Digital Corp.†	1,444	55,926
		46,146,561
Cosmetics/Personal Care — 1.2%
Colgate-Palmolive Co.	16,341	1,215,444
Coty, Inc., Class A†	24,673	267,455
Estee Lauder Cos., Inc., Class A	4,510	829,975
Procter & Gamble Co.	28,617	4,077,923
		6,390,797
Distribution/Wholesale — 1.0%
Copart, Inc.†	2,336	204,610
Fastenal Co.	19,985	1,076,192
LKQ Corp.	18,871	995,445
Pool Corp.	1,561	493,635
Univar Solutions, Inc.†	13,088	466,195
Watsco, Inc.#	2,482	805,087
WESCO International, Inc.	735	100,974
WW Grainger, Inc.	2,133	1,384,360
		5,526,498
Diversified Financial Services — 3.7%
Affiliated Managers Group, Inc.	2,141	297,792
Ally Financial, Inc.	18,759	500,303
American Express Co.	4,554	722,082
Ameriprise Financial, Inc.	2,740	817,808
Apollo Global Management, Inc.	2,927	195,670
BlackRock, Inc.	971	638,481
Capital One Financial Corp.	7,470	778,449
Cboe Global Markets, Inc.	1,639	217,036
Charles Schwab Corp.	11,218	591,076
CME Group, Inc.	1,915	342,306
Credit Acceptance Corp.†	376	167,576
Discover Financial Services	4,724	485,344
Evercore, Inc., Class A	4,663	503,371

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified Financial Services (continued)
Franklin Resources, Inc.	3,955	$ 94,960
Interactive Brokers Group, Inc., Class A	1,068	82,482
Intercontinental Exchange, Inc.	2,751	291,468
Invesco, Ltd.	30,341	436,304
Janus Henderson Group PLC	9,194	241,618
Jefferies Financial Group, Inc.	22,096	664,427
Lazard, Ltd., Class A	12,212	350,362
LPL Financial Holdings, Inc.	3,763	732,957
Mastercard, Inc., Class A	8,392	3,063,248
Nasdaq, Inc.	4,405	243,817
OneMain Holdings, Inc.	15,992	605,457
Raymond James Financial, Inc.	3,901	352,455
Rocket Cos., Inc., Class A†	14,944	119,851
SEI Investments Co.	7,031	397,814
SLM Corp.	10,804	164,869
Stifel Financial Corp.	6,060	336,754
Synchrony Financial	16,220	502,171
T. Rowe Price Group, Inc.	2,556	273,901
Tradeweb Markets, Inc., Class A	2,357	157,801
Virtu Financial, Inc., Class A	20,355	358,044
Visa, Inc., Class A	14,138	3,124,922
Voya Financial, Inc.	6,407	434,395
Western Union Co.	29,124	331,722
		19,619,093
Electric — 2.1%
AES Corp.	8,030	158,512
Alliant Energy Corp.	4,577	235,532
Ameren Corp.	3,279	265,829
American Electric Power Co., Inc.	5,099	423,829
Avangrid, Inc.#	4,071	152,785
Brookfield Renewable Corp., Class A	14,963	502,458
CenterPoint Energy, Inc.	9,056	255,470
CMS Energy Corp.	4,381	254,010
Consolidated Edison, Inc.	4,922	459,223
Constellation Energy Corp.	4,210	353,724
Dominion Energy, Inc.	5,593	281,216
DTE Energy Co.	2,362	254,151
Duke Energy Corp.	7,462	666,282
Edison International	4,460	301,139
Entergy Corp.	2,252	221,146
Evergy, Inc.	4,647	268,829
Eversource Energy	3,103	214,821
Exelon Corp.	12,423	492,572
FirstEnergy Corp.	9,439	352,924
Hawaiian Electric Industries, Inc.	6,112	219,482
IDACORP, Inc.	2,125	221,149
NextEra Energy, Inc.	11,742	862,567
NRG Energy, Inc.	9,197	310,767
OGE Energy Corp.	6,161	217,360
PG&E Corp.†	16,833	285,151
Pinnacle West Capital Corp.	2,643	204,251
PPL Corp.	10,931	286,392
Public Service Enterprise Group, Inc.	4,164	248,799
Sempra Energy	2,813	403,750
Southern Co.	9,840	686,340
Vistra Corp.	17,522	420,002
WEC Energy Group, Inc.	3,111	271,746
Xcel Energy, Inc.	5,120	334,285
		11,086,493
Security Description	Shares or Principal Amount	Value

Electrical Components & Equipment — 0.3%
Acuity Brands, Inc.	4,700	$ 708,243
AMETEK, Inc.	3,018	437,821
Emerson Electric Co.	3,574	277,628
Littelfuse, Inc.	513	131,349
		1,555,041
Electronics — 1.3%
Agilent Technologies, Inc.	3,892	450,188
Allegion PLC	1,934	202,567
Amphenol Corp., Class A	4,845	365,555
Arrow Electronics, Inc.†	2,374	300,643
Avnet, Inc.	5,225	229,064
Fortive Corp.	4,774	310,835
Garmin, Ltd.	2,436	251,273
Honeywell International, Inc.	4,142	793,607
Hubbell, Inc.	1,522	429,904
Jabil, Inc.	4,852	434,351
Keysight Technologies, Inc.†	4,570	739,426
Mettler-Toledo International, Inc.†	703	929,275
National Instruments Corp.	14,865	859,197
nVent Electric PLC	7,973	345,869
Sensata Technologies Holding PLC	4,742	196,888
TD SYNNEX Corp.	1,855	165,800
Trimble, Inc.†	1,673	78,079
		7,082,521
Energy-Alternate Sources — 0.1%
Enphase Energy, Inc.†	687	119,455
First Solar, Inc.†	908	184,288
		303,743
Engineering & Construction — 0.2%
AECOM	8,900	694,645
Jacobs Solutions, Inc.	2,046	224,242
MasTec, Inc.†	1,542	156,297
		1,075,184
Entertainment — 0.2%
Madison Square Garden Sports Corp.	1,303	230,175
Marriott Vacations Worldwide Corp.	3,363	414,389
Penn Entertainment, Inc.†	13,232	331,329
Vail Resorts, Inc.	429	104,333
		1,080,226
Environmental Control — 0.3%
Clean Harbors, Inc.†	772	108,389
Pentair PLC	2,683	148,826
Republic Services, Inc.	3,350	474,460
Stericycle, Inc.†	2,453	103,394
Waste Management, Inc.	3,499	566,558
		1,401,627
Food — 2.4%
Albertsons Cos., Inc., Class A	44,777	911,660
Campbell Soup Co.	5,454	275,700
Conagra Brands, Inc.	13,301	463,806
Flowers Foods, Inc.	34,129	852,542
General Mills, Inc.	7,709	648,789
Grocery Outlet Holding Corp.†	3,845	110,428
Hershey Co.	4,715	1,224,486
Hormel Foods Corp.	6,242	238,757
Ingredion, Inc.	4,950	517,770
J.M. Smucker Co.	4,333	635,175
Kellogg Co.	4,766	318,226

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food (continued)
Kraft Heinz Co.	19,885	$ 760,005
Kroger Co.	32,083	1,454,322
Lamb Weston Holdings, Inc.	2,997	333,266
McCormick & Co., Inc.	2,937	251,789
Mondelez International, Inc., Class A	10,913	801,123
Performance Food Group Co.†	1,676	92,666
Pilgrim's Pride Corp.†	13,746	305,161
Post Holdings, Inc.†	8,167	693,868
Seaboard Corp.	137	520,522
Sysco Corp.	5,966	417,322
Tyson Foods, Inc., Class A	9,211	466,445
US Foods Holding Corp.†	9,871	392,668
		12,686,496
Food Service — 0.0%
Aramark	3,278	129,415
Forest Products & Paper — 0.0%
International Paper Co.	5,247	154,472
Gas — 0.3%
Atmos Energy Corp.	2,375	273,790
National Fuel Gas Co.	3,650	185,822
NiSource, Inc.	8,506	228,726
UGI Corp.	23,254	650,414
		1,338,752
Hand/Machine Tools — 0.3%
Lincoln Electric Holdings, Inc.	4,126	700,017
MSA Safety, Inc.	1,538	211,567
Regal Rexnord Corp.	1,196	155,349
Snap-on, Inc.	2,276	566,405
		1,633,338
Healthcare-Products — 2.6%
Abbott Laboratories	17,569	1,792,038
Align Technology, Inc.†	1,237	349,650
Avantor, Inc.†	4,963	98,962
Baxter International, Inc.	4,167	169,680
Bio-Techne Corp.	1,592	130,210
Boston Scientific Corp.†	9,422	485,045
Bruker Corp.	2,458	169,848
Cooper Cos., Inc.	520	193,196
Danaher Corp.	5,792	1,329,959
DENTSPLY SIRONA, Inc.	5,037	181,936
Edwards Lifesciences Corp.†	8,624	726,400
Enovis Corp.†	1,979	104,353
Envista Holdings Corp.†	5,042	160,789
GE HealthCare Technologies, Inc.	2,985	237,337
Globus Medical, Inc., Class A†	3,001	162,444
Hologic, Inc.†	5,247	413,936
IDEXX Laboratories, Inc.†	2,324	1,080,125
Insulet Corp.†	598	164,001
Intuitive Surgical, Inc.†	646	198,865
Medtronic PLC	5,351	442,849
Novocure, Ltd.†	1,124	80,714
Penumbra, Inc.†	488	149,982
QIAGEN NV†	6,756	305,101
QuidelOrtho Corp.†	1,581	134,606
ResMed, Inc.	2,298	484,395
Revvity, Inc.	2,840	327,509
STERIS PLC	942	188,372
Stryker Corp.	1,791	493,564
Tandem Diabetes Care, Inc.†	2,347	60,999
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
Teleflex, Inc.	562	$ 131,930
Thermo Fisher Scientific, Inc.	3,922	1,994,180
Waters Corp.†	2,033	510,730
West Pharmaceutical Services, Inc.	854	285,774
Zimmer Biomet Holdings, Inc.	1,012	128,868
		13,868,347
Healthcare-Services — 3.0%
Acadia Healthcare Co., Inc.†	2,391	168,876
Amedisys, Inc.†	2,951	224,069
Centene Corp.†	16,520	1,031,013
Charles River Laboratories International, Inc.†	986	190,673
Chemed Corp.	1,548	826,276
DaVita, Inc.†	3,383	316,886
Elevance Health, Inc.	4,457	1,995,934
Encompass Health Corp.	2,379	147,546
HCA Healthcare, Inc.	2,521	666,023
Humana, Inc.	1,977	992,197
IQVIA Holdings, Inc.†	1,636	322,145
Laboratory Corp. of America Holdings	3,565	757,669
Molina Healthcare, Inc.†	2,153	589,707
Quest Diagnostics, Inc.	5,363	711,402
Syneos Health, Inc.†	16,290	677,664
UnitedHealth Group, Inc.	12,498	6,089,525
Universal Health Services, Inc., Class B	1,879	248,272
		15,955,877
Home Builders — 0.5%
D.R. Horton, Inc.	2,026	216,458
Lennar Corp., Class A	5,960	638,435
Lennar Corp., Class B	5,027	475,303
NVR, Inc.†	32	177,735
PulteGroup, Inc.	4,256	281,236
Thor Industries, Inc.	5,543	433,851
Toll Brothers, Inc.	10,013	677,880
		2,900,898
Home Furnishings — 0.2%
Dolby Laboratories, Inc., Class A	6,326	522,084
Tempur Sealy International, Inc.	11,995	427,502
Whirlpool Corp.	2,127	275,000
		1,224,586
Household Products/Wares — 0.4%
Avery Dennison Corp.	887	142,922
Church & Dwight Co., Inc.	4,268	394,577
Clorox Co.	3,758	594,440
Kimberly-Clark Corp.	4,920	660,658
Reynolds Consumer Products, Inc.	7,431	203,907
		1,996,504
Insurance — 3.8%
Aflac, Inc.	9,153	587,714
Allstate Corp.	2,715	294,442
American Financial Group, Inc.	2,300	258,221
Aon PLC, Class A	2,291	706,292
Arch Capital Group, Ltd.†	5,599	390,250
Arthur J. Gallagher & Co.	3,591	719,385
Assurant, Inc.	1,489	178,665
Assured Guaranty, Ltd.	3,132	162,081
Axis Capital Holdings, Ltd.	3,456	179,366
Berkshire Hathaway, Inc., Class B†	15,737	5,052,836
Brown & Brown, Inc.	3,458	215,537
Chubb, Ltd.	4,387	815,105

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Cincinnati Financial Corp.	1,477	$ 142,531
CNA Financial Corp.	8,130	299,672
Equitable Holdings, Inc.	9,785	240,124
Erie Indemnity Co., Class A	1,344	287,750
Everest Re Group, Ltd.	674	229,174
F&G Annuities & Life, Inc.	4,758	98,395
Fidelity National Financial, Inc.	12,070	412,070
First American Financial Corp.	7,151	392,804
Globe Life, Inc.	1,991	205,431
Hanover Insurance Group, Inc.	1,845	205,644
Hartford Financial Services Group, Inc.	7,453	510,680
Loews Corp.	7,680	430,080
Markel Corp.†	189	248,484
Marsh & McLennan Cos., Inc.	6,495	1,124,804
MetLife, Inc.	12,699	629,235
MGIC Investment Corp.	18,229	275,623
Old Republic International Corp.	20,062	491,318
Primerica, Inc.	1,068	194,397
Principal Financial Group, Inc.	6,530	427,454
Progressive Corp.	6,637	848,939
Prudential Financial, Inc.	2,899	228,122
Reinsurance Group of America, Inc.	2,069	289,660
RenaissanceRe Holdings, Ltd.	1,250	235,463
Ryan Specialty Holdings, Inc.†	3,509	143,132
Travelers Cos., Inc.	3,861	653,436
Unum Group	14,858	645,580
W.R. Berkley Corp.	3,842	213,923
White Mountains Insurance Group, Ltd.	196	265,421
Willis Towers Watson PLC	1,194	261,307
		20,190,547
Internet — 8.4%
Alphabet, Inc., Class A†	75,276	9,249,162
Alphabet, Inc., Class C†	65,900	8,130,083
Amazon.com, Inc.†	103,871	12,524,765
Booking Holdings, Inc.†	326	817,859
CDW Corp.	2,743	470,946
eBay, Inc.	6,857	291,697
Etsy, Inc.†	2,814	228,075
Expedia Group, Inc.†	1,582	151,413
F5, Inc.†	2,299	339,286
Gen Digital, Inc.	13,369	234,492
GoDaddy, Inc., Class A†	4,241	311,205
Match Group, Inc.†	3,280	113,160
Meta Platforms, Inc., Class A†	29,181	7,724,794
Netflix, Inc.†	1,773	700,743
Palo Alto Networks, Inc.†	3,329	710,375
Pinterest, Inc., Class A†	11,825	283,091
Spotify Technology SA†	1,251	186,274
Uber Technologies, Inc.†	3,313	125,662
VeriSign, Inc.†	4,199	937,721
Wayfair, Inc., Class A†	3,500	141,120
Zillow Group, Inc., Class A†	8,302	371,847
Zillow Group, Inc., Class C†	8,704	396,989
		44,440,759
Iron/Steel — 0.6%
Cleveland-Cliffs, Inc.†	20,348	282,430
Nucor Corp.	5,025	663,602
Reliance Steel & Aluminum Co.	4,946	1,160,727
Security Description	Shares or Principal Amount	Value

Iron/Steel (continued)
Steel Dynamics, Inc.	6,177	$ 567,666
United States Steel Corp.	19,751	413,191
		3,087,616
Leisure Time — 0.1%
Harley-Davidson, Inc.	14,710	457,628
Polaris, Inc.	1,271	136,899
YETI Holdings, Inc.†	2,498	91,352
		685,879
Lodging — 0.3%
Boyd Gaming Corp.	7,007	446,556
Choice Hotels International, Inc.	747	84,777
Hilton Worldwide Holdings, Inc.	1,607	218,745
Hyatt Hotels Corp., Class A	952	102,321
Las Vegas Sands Corp.†	1,896	104,526
Marriott International, Inc., Class A	1,029	172,656
MGM Resorts International	7,404	290,903
Travel & Leisure Co.	4,408	160,760
Wyndham Hotels & Resorts, Inc.	1,614	110,155
Wynn Resorts, Ltd.	968	95,542
		1,786,941
Machinery-Construction & Mining — 0.2%
Caterpillar, Inc.	3,068	631,241
Oshkosh Corp.	7,564	558,450
		1,189,691
Machinery-Diversified — 1.1%
Cognex Corp.	4,077	224,072
Deere & Co.	1,522	526,582
Dover Corp.	2,414	321,859
Esab Corp.	10,317	605,814
Gates Industrial Corp. PLC†	44,477	521,270
Graco, Inc.	7,097	542,849
IDEX Corp.	1,139	226,843
Ingersoll Rand, Inc.	6,205	351,575
Middleby Corp.†	1,979	261,228
Nordson Corp.	1,533	334,087
Otis Worldwide Corp.	7,320	582,013
Rockwell Automation, Inc.	776	216,194
Toro Co.	4,273	418,028
Westinghouse Air Brake Technologies Corp.	5,002	463,335
Xylem, Inc.	1,999	200,300
		5,796,049
Media — 1.9%
Cable One, Inc.	138	84,433
Charter Communications, Inc., Class A†	1,347	439,324
Comcast Corp., Class A	43,580	1,714,873
ESC GCI Liberty, Inc.†(1)	1,081	0
FactSet Research Systems, Inc.	1,505	579,260
Fox Corp., Class A	18,887	589,274
Fox Corp., Class B	18,427	538,253
Liberty Broadband Corp., Class A†	1,541	113,834
Liberty Broadband Corp., Class C†	1,744	129,230
Liberty Media Corp.-Liberty Formula One, Series A†	4,661	294,342
Liberty Media Corp.-Liberty Formula One, Series C†	6,698	471,539
Liberty Media Corp.-Liberty SiriusXM, Series A†	17,317	484,530
Liberty Media Corp.-Liberty SiriusXM, Series C†	15,662	437,910
New York Times Co., Class A	7,634	270,396
News Corp., Class A	25,911	474,431
News Corp., Class B	27,148	501,695
Nexstar Media Group, Inc.	4,359	657,860

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Sirius XM Holdings, Inc.#	95,215	$ 338,965
Walt Disney Co.†	8,998	791,464
Warner Bros. Discovery, Inc.†	36,862	415,803
World Wrestling Entertainment, Inc., Class A	5,282	535,172
		9,862,588
Metal Fabricate/Hardware — 0.1%
Advanced Drainage Systems, Inc.	1,208	116,898
Timken Co.	2,712	194,044
Valmont Industries, Inc.	640	167,853
		478,795
Mining — 0.0%
Freeport-McMoRan, Inc.	4,471	153,534
Newmont Corp.	1,849	74,977
		228,511
Miscellaneous Manufacturing — 1.1%
3M Co.	6,953	648,785
A.O. Smith Corp.	5,563	355,698
Axon Enterprise, Inc.†	487	93,947
Carlisle Cos., Inc.	1,773	376,656
Donaldson Co., Inc.	7,867	460,456
Eaton Corp. PLC	3,577	629,194
General Electric Co.	8,957	909,404
Illinois Tool Works, Inc.	3,411	746,088
ITT, Inc.	1,093	83,243
Parker-Hannifin Corp.	1,752	561,411
Teledyne Technologies, Inc.†	432	167,897
Textron, Inc.	9,466	585,661
		5,618,440
Office/Business Equipment — 0.1%
Zebra Technologies Corp., Class A†	1,111	291,715
Oil & Gas — 2.8%
Antero Resources Corp.†	8,948	182,629
APA Corp.	10,081	320,374
Chesapeake Energy Corp.	2,149	161,712
Chevron Corp.	18,419	2,774,270
ConocoPhillips	12,274	1,218,808
Coterra Energy, Inc.	4,985	115,901
Devon Energy Corp.	4,936	227,550
Diamondback Energy, Inc.	1,580	200,897
EOG Resources, Inc.	4,019	431,199
EQT Corp.	7,281	253,160
Exxon Mobil Corp.	43,551	4,450,041
Hess Corp.	1,479	187,345
HF Sinclair Corp.	7,489	310,344
Marathon Oil Corp.	22,003	487,587
Marathon Petroleum Corp.	7,812	819,557
Occidental Petroleum Corp.	9,702	559,417
Ovintiv, Inc.	6,481	214,327
PDC Energy, Inc.	3,199	219,515
Phillips 66	7,028	643,835
Pioneer Natural Resources Co.	1,267	252,690
Texas Pacific Land Corp.	42	54,755
Valero Energy Corp.	6,145	657,761
Vitesse Energy, Inc.	7,219	166,687
		14,910,361
Oil & Gas Services — 0.1%
Baker Hughes Co.	2,765	75,346
Security Description	Shares or Principal Amount	Value

Oil & Gas Services (continued)
NOV, Inc.	9,061	$ 127,488
Schlumberger NV	6,733	288,375
		491,209
Packaging & Containers — 0.4%
Amcor PLC	15,603	150,413
AptarGroup, Inc.	1,807	203,269
Ardagh Group SA#†	10,044	90,647
Berry Global Group, Inc.	5,216	298,407
Graphic Packaging Holding Co.	9,181	219,426
Packaging Corp. of America	1,711	212,215
Sealed Air Corp.	2,617	99,054
Silgan Holdings, Inc.	7,815	351,597
Sonoco Products Co.	3,817	228,486
WestRock Co.	12,819	359,060
		2,212,574
Pharmaceuticals — 5.6%
AbbVie, Inc.	24,468	3,375,605
AmerisourceBergen Corp.	3,098	527,125
Becton Dickinson & Co.	1,908	461,278
Bristol-Myers Squibb Co.	30,906	1,991,583
Cardinal Health, Inc.	9,632	792,714
Cigna Group	5,451	1,348,632
CVS Health Corp.	23,174	1,576,527
Dexcom, Inc.†	1,086	127,344
Elanco Animal Health, Inc.†	54,459	443,841
Eli Lilly & Co.	10,497	4,508,042
Henry Schein, Inc.†	10,640	786,296
Jazz Pharmaceuticals PLC†	4,182	535,965
Johnson & Johnson	31,810	4,932,459
McKesson Corp.	2,711	1,059,567
Merck & Co., Inc.	26,162	2,888,546
Neurocrine Biosciences, Inc.†	959	85,859
Perrigo Co. PLC	6,492	207,484
Pfizer, Inc.	61,426	2,335,417
Premier, Inc., Class A	5,730	143,250
Viatris, Inc.	83,663	765,516
Zoetis, Inc.	4,862	792,555
		29,685,605
Pipelines — 0.3%
Antero Midstream Corp.	20,176	205,997
Cheniere Energy, Inc.	3,171	443,211
DT Midstream, Inc.	2,453	111,513
Kinder Morgan, Inc.	18,697	301,209
ONEOK, Inc.	3,067	173,776
Targa Resources Corp.	4,592	312,486
Williams Cos., Inc.	9,396	269,289
		1,817,481
Private Equity — 0.1%
Ares Management Corp., Class A	2,488	216,680
Blackstone, Inc.	657	56,266
Carlyle Group, Inc.	5,454	149,494
		422,440
Real Estate — 0.1%
CBRE Group, Inc., Class A†	8,047	602,881
Jones Lang LaSalle, Inc.†	1,160	162,795
		765,676
REITS — 2.0%
AGNC Investment Corp.#	9,694	89,088

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
Alexandria Real Estate Equities, Inc.	1,373	$ 155,781
American Homes 4 Rent, Class A	5,902	202,321
American Tower Corp.	1,705	314,470
Americold Realty Trust, Inc.	7,157	209,700
Annaly Capital Management, Inc.	13,236	249,896
Apartment Income REIT Corp.	2,774	96,230
AvalonBay Communities, Inc.	1,276	221,998
Brixmor Property Group, Inc.	8,790	176,064
Camden Property Trust	2,323	242,684
Cousins Properties, Inc.	9,108	181,431
Crown Castle, Inc.	1,839	208,193
CubeSmart	3,427	152,296
Digital Realty Trust, Inc.	903	92,521
Douglas Emmett, Inc.	20,303	235,515
EPR Properties	4,627	192,992
Equinix, Inc.	344	256,469
Equity LifeStyle Properties, Inc.	3,264	206,187
Equity Residential	2,967	180,394
Essex Property Trust, Inc.	762	164,638
Extra Space Storage, Inc.	962	138,788
First Industrial Realty Trust, Inc.	3,633	188,843
Gaming & Leisure Properties, Inc.	4,746	228,472
Healthcare Realty Trust, Inc.	4,356	81,065
Healthpeak Properties, Inc.	4,405	87,924
Highwoods Properties, Inc.	9,984	206,469
Host Hotels & Resorts, Inc.	20,141	334,341
Hudson Pacific Properties, Inc.	64,358	300,552
Invitation Homes, Inc.	5,024	170,213
Iron Mountain, Inc.	6,023	321,749
JBG SMITH Properties	11,147	157,841
Kilroy Realty Corp.	6,683	181,377
Lamar Advertising Co., Class A	1,391	125,023
Life Storage, Inc.	928	118,218
Mid-America Apartment Communities, Inc.	1,237	181,913
NNN REIT, Inc.	3,170	134,852
Park Hotels & Resorts, Inc.	28,404	367,548
Prologis, Inc.	2,930	364,931
Public Storage	813	230,323
Rayonier, Inc.	4,068	119,274
Realty Income Corp.	4,794	284,955
Regency Centers Corp.	2,705	152,210
Rexford Industrial Realty, Inc.	3,086	168,002
Rithm Capital Corp.	43,353	352,893
SBA Communications Corp.	499	110,668
Simon Property Group, Inc.	1,071	112,616
SL Green Realty Corp.#	3,834	88,680
Starwood Property Trust, Inc.#	6,258	109,828
Sun Communities, Inc.	1,424	180,321
UDR, Inc.	4,926	195,414
VICI Properties, Inc.	11,383	352,076
Vornado Realty Trust	18,636	252,704
Welltower, Inc.	2,773	206,894
Weyerhaeuser Co.	8,324	238,566
WP Carey, Inc.	2,677	185,677
		10,860,088
Retail — 7.0%
Advance Auto Parts, Inc.	3,143	229,093
AutoNation, Inc.†	10,335	1,353,058
AutoZone, Inc.†	676	1,613,504
Bath & Body Works, Inc.	13,167	464,005
Best Buy Co., Inc.	8,259	600,182
Security Description	Shares or Principal Amount	Value

Retail (continued)
BJ's Wholesale Club Holdings, Inc.†	1,374	$ 86,081
Burlington Stores, Inc.†	1,088	163,701
CarMax, Inc.†	5,529	399,249
Casey's General Stores, Inc.	3,951	891,543
Chipotle Mexican Grill, Inc.†	77	159,890
Costco Wholesale Corp.	4,925	2,519,433
Darden Restaurants, Inc.	1,737	275,349
Dick's Sporting Goods, Inc.	5,664	722,217
Dollar General Corp.	3,903	784,854
Dollar Tree, Inc.†	4,700	633,936
Domino's Pizza, Inc.	1,977	573,034
Five Below, Inc.†	523	90,228
Floor & Decor Holdings, Inc., Class A†	1,674	152,853
GameStop Corp., Class A†	5,620	135,161
Gap, Inc.	18,446	147,937
Genuine Parts Co.	7,357	1,095,678
Home Depot, Inc.	13,436	3,808,434
Kohl's Corp.	11,845	217,000
Leslie's, Inc.†	29,890	283,357
Lithia Motors, Inc.	605	141,134
Lowe's Cos., Inc.	11,695	2,352,215
Lululemon Athletica, Inc.†	2,087	692,738
Macy's, Inc.	32,625	443,374
McDonald's Corp.	5,758	1,641,663
MSC Industrial Direct Co., Inc., Class A	7,723	694,452
Nordstrom, Inc.	14,400	220,320
Ollie's Bargain Outlet Holdings, Inc.†	1,994	109,909
O'Reilly Automotive, Inc.†	1,993	1,800,297
Penske Automotive Group, Inc.	9,726	1,344,328
Petco Health & Wellness Co., Inc.†	11,806	90,198
Ross Stores, Inc.	2,319	240,295
Starbucks Corp.	6,492	633,879
Target Corp.	6,673	873,696
TJX Cos., Inc.	10,489	805,450
Tractor Supply Co.	5,245	1,099,300
Ulta Beauty, Inc.†	1,545	633,187
Victoria's Secret & Co.†	4,389	89,623
Walgreens Boots Alliance, Inc.	14,275	433,532
Walmart, Inc.	23,787	3,493,597
Wendy's Co.	4,185	92,112
Williams-Sonoma, Inc.#	5,638	639,969
Yum! Brands, Inc.	7,732	995,031
		36,960,076
Savings & Loans — 0.1%
New York Community Bancorp, Inc.	17,008	174,842
TFS Financial Corp.#	9,616	108,757
		283,599
Semiconductors — 5.7%
Advanced Micro Devices, Inc.†	10,897	1,288,134
Allegro MicroSystems, Inc.†	11,893	467,752
Analog Devices, Inc.	3,966	704,719
Applied Materials, Inc.	13,772	1,835,808
Broadcom, Inc.	4,899	3,958,196
Cirrus Logic, Inc.†	11,371	883,299
Intel Corp.	22,358	702,935
KLA Corp.	2,046	906,358
Lam Research Corp.	1,531	944,168
Lattice Semiconductor Corp.†	1,725	140,260
Marvell Technology, Inc.	3,345	195,649
Microchip Technology, Inc.	6,006	452,012
Micron Technology, Inc.	4,037	275,323

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors (continued)
MKS Instruments, Inc.#	4,448	$ 432,835
Monolithic Power Systems, Inc.	956	468,354
NVIDIA Corp.	26,933	10,189,831
ON Semiconductor Corp.†	16,390	1,370,204
Qorvo, Inc.†	3,734	363,169
QUALCOMM, Inc.	15,866	1,799,363
Skyworks Solutions, Inc.	3,097	320,570
Teradyne, Inc.	5,796	580,701
Texas Instruments, Inc.	11,766	2,045,872
		30,325,512
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	2,100	422,898
Software — 10.3%
Activision Blizzard, Inc.†	3,873	310,615
Adobe, Inc.†	6,148	2,568,573
Akamai Technologies, Inc.†	4,818	443,834
ANSYS, Inc.†	308	99,666
AppLovin Corp., Class A†	45,903	1,148,034
Atlassian Corp., Class A†	2,978	538,393
Autodesk, Inc.†	2,759	550,117
Black Knight, Inc.†	2,817	162,766
Broadridge Financial Solutions, Inc.	1,852	271,725
Cadence Design Systems, Inc.†	6,631	1,531,164
Ceridian HCM Holding, Inc.†	1,525	94,321
Concentrix Corp.	5,016	439,903
Datadog, Inc., Class A†	972	92,252
DocuSign, Inc.†	3,787	213,587
Dropbox, Inc., Class A†	30,409	700,015
Electronic Arts, Inc.	4,681	599,168
Fair Isaac Corp.†	1,588	1,250,820
Fiserv, Inc.†	6,552	735,069
Guidewire Software, Inc.†	1,434	118,993
HubSpot, Inc.†	1,064	551,141
Informatica, Inc., Class A†	9,687	171,072
Intuit, Inc.	2,797	1,172,279
Jack Henry & Associates, Inc.	3,021	461,881
Manhattan Associates, Inc.†	4,155	753,800
Microsoft Corp.	91,024	29,891,371
MSCI, Inc.	270	127,043
New Relic, Inc.†	2,559	180,282
Nutanix, Inc., Class A†	14,188	420,249
Oracle Corp.	8,688	920,407
Paychex, Inc.	4,427	464,525
Pegasystems, Inc.	4,890	236,480
Playtika Holding Corp.†	32,146	322,424
PTC, Inc.†	734	98,650
RingCentral, Inc., Class A†	3,964	137,551
Roper Technologies, Inc.	717	325,676
Salesforce, Inc.†	7,344	1,640,503
ServiceNow, Inc.†	2,020	1,100,456
Smartsheet, Inc., Class A†	3,056	151,516
SS&C Technologies Holdings, Inc.	9,001	494,695
Synopsys, Inc.†	2,382	1,083,715
Teradata Corp.†	25,032	1,172,999
Tyler Technologies, Inc.†	207	82,171
VMware, Inc., Class A†	4,329	589,999
Workday, Inc., Class A†	1,335	283,007
Zoom Video Communications, Inc., Class A†	2,623	176,082
		54,878,989
Security Description	Shares or Principal Amount	Value

Telecommunications — 1.5%
Arista Networks, Inc.†	3,060	$ 509,000
AT&T, Inc.	74,485	1,171,649
Ciena Corp.†	2,823	131,947
Cisco Systems, Inc.	48,058	2,387,041
Corning, Inc.	5,613	172,937
Juniper Networks, Inc.	10,290	312,507
Lumen Technologies, Inc.	151,574	300,117
Motorola Solutions, Inc.	2,807	791,349
T-Mobile US, Inc.†	4,296	589,626
Ubiquiti, Inc.#	2,070	337,720
Verizon Communications, Inc.	39,776	1,417,219
		8,121,112
Toys/Games/Hobbies — 0.1%
Hasbro, Inc.	2,396	142,203
Mattel, Inc.†	21,632	376,613
		518,816
Transportation — 1.4%
C.H. Robinson Worldwide, Inc.	6,193	585,486
CSX Corp.	13,194	404,660
Expeditors International of Washington, Inc.	4,830	532,797
FedEx Corp.	3,418	745,056
JB Hunt Transport Services, Inc.	1,401	233,925
Kirby Corp.†	5,995	429,002
Knight-Swift Transportation Holdings, Inc.	16,794	923,502
Landstar System, Inc.	4,692	822,883
Norfolk Southern Corp.	1,281	266,679
Old Dominion Freight Line, Inc.	1,356	420,957
RXO, Inc.†	8,982	187,454
Schneider National, Inc., Class B	10,400	269,568
Union Pacific Corp.	2,028	390,431
United Parcel Service, Inc., Class B	6,054	1,011,018
XPO, Inc.†	5,709	267,923
		7,491,341
Water — 0.1%
American Water Works Co., Inc.	1,828	264,055
Essential Utilities, Inc.	4,808	195,878
		459,933
Total Common Stocks (cost $445,016,016)		522,908,832
UNAFFILIATED INVESTMENT COMPANIES — 1.5%
Vanguard Russell 1000 ETF (cost $7,773,075)	41,260	7,822,483
Total Long-Term Investment Securities (cost $452,789,091)		530,731,315
SHORT-TERM INVESTMENTS — 0.2%
Unaffiliated Investment Companies — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio 5.11%(2)(3) (cost $1,019,576)	1,019,576	1,019,576
TOTAL INVESTMENTS (cost $453,808,667)(4)	100.1%	531,750,891
Other assets less liabilities	(0.1)	(619,440)
NET ASSETS	100.0%	$531,131,451
†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Securities classified as Level 3 (see Note 2).

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

(2)	The rate shown is the 7-day yield as of May 31, 2023.
(3)	At May 31, 2023, the Fund had loaned securities with a total value of $3,242,632. This was secured by collateral of $1,019,576, which was received in cash and subsequently invested in short-term investments currently valued at $1,019,576 as reported in the Portfolio of Investments. Additional collateral of $2,413,279 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2023
Government National Mtg. Assoc.	1.75%	11/20/2051	$ 9,888
United States Treasury Bills	0.00%	06/08/2023 to 03/21/2024	168,460
United States Treasury Notes/Bonds	0.13% to 4.75%	07/31/2023 to 08/15/2052	2,234,931
(4)	See Note 5 for cost of investments on a tax basis.
ETF—Exchange Traded Fund
The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Media	$ 9,862,588	$ —	$ 0	$ 9,862,588
Packaging & Containers	2,121,927	90,647	—	2,212,574
Other Industries	510,833,670	—	—	510,833,670
Unaffiliated Investment Companies	7,822,483	—	—	7,822,483
Short-Term Investments	1,019,576	—	—	1,019,576
Total Investments at Value	$531,660,244	$90,647	$ 0	$531,750,891
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Financial Statements

VALIC Company I Systematic Growth Fund@
PORTFOLIO PROFILE — May 31, 2023— (unaudited)

Industry Allocation*
Software	17.7%
Computers	14.9
Internet	13.4
Semiconductors	8.7
Retail	4.8
Diversified Financial Services	4.6
Healthcare-Services	3.5
Commercial Services	2.9
Pharmaceuticals	2.6
Auto Manufacturers	1.9
Beverages	1.8
Insurance	1.8
Biotechnology	1.7
Healthcare-Products	1.4
Media	1.3
Machinery-Diversified	1.2
Transportation	1.1
Electronics	1.1
Distribution/Wholesale	1.1
Unaffiliated Investment Companies	1.0
Telecommunications	1.0
Chemicals	1.0
Miscellaneous Manufacturing	0.9
Cosmetics/Personal Care	0.8
Food	0.8
Oil & Gas	0.8
Aerospace/Defense	0.8
Apparel	0.7
Building Materials	0.5
Home Builders	0.5
REITS	0.4
Lodging	0.4
Leisure Time	0.3
Entertainment	0.2
Energy-Alternate Sources	0.2
Auto Parts & Equipment	0.2
Household Products/Wares	0.2
Machinery-Construction & Mining	0.2
Banks	0.1
Packaging & Containers	0.1
Engineering & Construction	0.1
Real Estate	0.1
Environmental Control	0.1
Metal Fabricate/Hardware	0.1
Pipelines	0.1
Hand/Machine Tools	0.1
Shipbuilding	0.1
Agriculture	0.1
Airlines	0.1
Toys/Games/Hobbies	0.1
99.6%

@	See Note 1
*	Calculated as a percentage of net assets

VALIC Company I Systematic Growth Fund@
PORTFOLIO OF INVESTMENTS — May 31, 2023

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.5%
Aerospace/Defense — 0.8%
Boeing Co.†	1,616	$ 332,411
HEICO Corp.	2,435	376,402
HEICO Corp., Class A	2,498	304,381
Howmet Aerospace, Inc.	6,875	293,906
Lockheed Martin Corp.	9,137	4,056,920
Northrop Grumman Corp.	487	212,084
TransDigm Group, Inc.	442	341,953
		5,918,057
Agriculture — 0.1%
Darling Ingredients, Inc.†	9,779	619,793
Airlines — 0.1%
Delta Air Lines, Inc.†	16,692	606,420
Apparel — 0.7%
Deckers Outdoor Corp.†	5,787	2,748,825
NIKE, Inc., Class B	16,186	1,703,739
Skechers USA, Inc., Class A†	7,286	374,282
Tapestry, Inc.	10,917	436,898
		5,263,744
Auto Manufacturers — 1.9%
Tesla, Inc.†	72,762	14,838,355
Auto Parts & Equipment — 0.2%
Allison Transmission Holdings, Inc.	30,851	1,459,252
Banks — 0.1%
First Citizens BancShares, Inc., Class A	437	545,027
Western Alliance Bancorp	17,387	589,419
		1,134,446
Beverages — 1.8%
Boston Beer Co., Inc., Class A†	1,986	670,275
Brown-Forman Corp., Class A	4,494	282,448
Brown-Forman Corp., Class B	5,125	316,571
Coca-Cola Co.	83,050	4,954,763
Monster Beverage Corp.†	13,433	787,442
PepsiCo, Inc.	36,319	6,622,770
		13,634,269
Biotechnology — 1.7%
Amgen, Inc.	4,121	909,299
Exelixis, Inc.†	185,107	3,568,863
Incyte Corp.†	11,400	701,670
Maravai LifeSciences Holdings, Inc., Class A†	69,456	891,815
Moderna, Inc.†	5,576	712,111
Regeneron Pharmaceuticals, Inc.†	2,322	1,707,970
Sarepta Therapeutics, Inc.†	2,086	257,830
Seagen, Inc.†	1,991	389,639
Vertex Pharmaceuticals, Inc.†	12,136	3,926,845
		13,066,042
Building Materials — 0.5%
Armstrong World Industries, Inc.	2,751	171,772
Eagle Materials, Inc.	1,778	289,690
Fortune Brands Innovations, Inc.	8,558	517,331
Louisiana-Pacific Corp.	11,361	664,846
Martin Marietta Materials, Inc.	317	126,179
Masco Corp.	5,734	277,067
Masterbrand, Inc.†	23,977	248,881
Trane Technologies PLC	7,275	1,187,498
Security Description	Shares or Principal Amount	Value

Building Materials (continued)
Trex Co., Inc.†	2,096	$ 107,630
Vulcan Materials Co.	1,093	213,681
		3,804,575
Chemicals — 1.0%
Albemarle Corp.	19,585	3,790,285
Axalta Coating Systems, Ltd.†	3,568	103,508
CF Industries Holdings, Inc.	26,067	1,603,381
Chemours Co.	10,676	282,807
Ecolab, Inc.	1,121	185,021
FMC Corp.	1,521	158,306
Linde PLC	1,498	529,783
Mosaic Co.	9,504	303,748
PPG Industries, Inc.	794	104,244
RPM International, Inc.	2,761	220,300
Sherwin-Williams Co.	1,751	398,843
Valvoline, Inc.	5,385	207,322
		7,887,548
Commercial Services — 2.9%
Automatic Data Processing, Inc.	13,503	2,821,992
Booz Allen Hamilton Holding Corp.	3,873	389,546
Bright Horizons Family Solutions, Inc.†	1,002	85,771
Cintas Corp.	1,990	939,559
CoStar Group, Inc.†	1,013	80,432
Driven Brands Holdings, Inc.†	2,376	58,996
Equifax, Inc.	367	76,564
Euronet Worldwide, Inc.†	2,387	265,912
FleetCor Technologies, Inc.†	10,438	2,364,729
FTI Consulting, Inc.†	1,654	310,968
Gartner, Inc.†	4,170	1,429,726
GXO Logistics, Inc.†	4,417	246,999
H&R Block, Inc.	90,480	2,700,828
MarketAxess Holdings, Inc.	2,553	695,463
Moody's Corp.	2,032	643,900
Morningstar, Inc.	574	117,498
Paylocity Holding Corp.†	9,651	1,667,210
Quanta Services, Inc.	3,110	552,274
RB Global, Inc.	10,952	570,380
Ritchie Bros. Auctioneers, Inc.†	1,960	102,077
Robert Half International, Inc.	13,416	872,308
Rollins, Inc.	14,830	583,116
Shift4 Payments, Inc., Class A†	2,327	145,949
United Rentals, Inc.	10,686	3,566,880
Verisk Analytics, Inc.	1,341	293,826
WEX, Inc.†	3,316	549,959
WillScot Mobile Mini Holdings Corp.†	5,958	256,671
		22,389,533
Computers — 14.9%
Accenture PLC, Class A	35,163	10,757,065
Apple, Inc.	526,034	93,239,527
Dell Technologies, Inc., Class C	3,498	156,745
EPAM Systems, Inc.†	397	101,878
Fortinet, Inc.†	77,059	5,265,441
Genpact, Ltd.	13,498	496,456
Globant SA†	491	90,251
HP, Inc.	7,551	219,432
International Business Machines Corp.	10,715	1,377,842
KBR, Inc.	7,216	425,888
NCR Corp.†	39,614	938,852
NetApp, Inc.	6,428	426,498

VALIC Company I Systematic Growth Fund@
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Computers (continued)
Pure Storage, Inc., Class A†	25,745	$ 741,199
Thoughtworks Holding, Inc.†	77,797	641,047
		114,878,121
Cosmetics/Personal Care — 0.8%
Colgate-Palmolive Co.	11,882	883,783
Estee Lauder Cos., Inc., Class A	3,178	584,847
Olaplex Holdings, Inc.†	159,759	504,839
Procter & Gamble Co.	30,608	4,361,640
		6,335,109
Distribution/Wholesale — 1.1%
Copart, Inc.†	8,035	703,786
Core & Main, Inc., Class A†	100,134	2,677,583
Fastenal Co.	14,592	785,779
Pool Corp.	658	208,079
SiteOne Landscape Supply, Inc.†	2,079	286,673
Watsco, Inc.	3,304	1,071,719
WESCO International, Inc.	7,355	1,010,430
WW Grainger, Inc.	2,477	1,607,623
		8,351,672
Diversified Financial Services — 4.6%
American Express Co.	2,809	445,395
Ameriprise Financial, Inc.	4,781	1,426,985
ANT International Co., Ltd. Class C†(1)(2)	402,788	781,409
Apollo Global Management, Inc.	50,702	3,389,429
Charles Schwab Corp.	12,244	645,136
Credit Acceptance Corp.†	692	308,411
LPL Financial Holdings, Inc.	15,410	3,001,560
Mastercard, Inc., Class A	18,856	6,882,817
Raymond James Financial, Inc.	7,510	678,529
Tradeweb Markets, Inc., Class A	2,613	174,940
UWM Holdings Corp.	25,134	128,937
Visa, Inc., Class A	74,076	16,373,018
Western Union Co.	102,662	1,169,320
		35,405,886
Electric — 0.0%
AES Corp.	3,161	62,398
Electrical Components & Equipment — 0.0%
Emerson Electric Co.	2,651	205,930
Universal Display Corp.	1,095	161,326
		367,256
Electronics — 1.1%
Agilent Technologies, Inc.	3,285	379,976
Allegion PLC	1,356	142,027
Amphenol Corp., Class A	11,341	855,678
Arrow Electronics, Inc.†	21,029	2,663,113
Honeywell International, Inc.	2,291	438,956
Jabil, Inc.	14,157	1,267,335
Keysight Technologies, Inc.†	5,418	876,632
Mettler-Toledo International, Inc.†	648	856,572
National Instruments Corp.	8,169	472,168
Vontier Corp.	17,940	531,742
		8,484,199
Energy-Alternate Sources — 0.2%
Enphase Energy, Inc.†	8,799	1,529,970
Security Description	Shares or Principal Amount	Value

Engineering & Construction — 0.1%
AECOM	7,223	$ 563,755
TopBuild Corp.†	2,401	484,186
		1,047,941
Entertainment — 0.2%
Caesars Entertainment, Inc.†	14,140	579,881
Churchill Downs, Inc.	2,604	353,675
DraftKings, Inc., Class A†	8,928	208,380
Live Nation Entertainment, Inc.†	1,671	133,580
Madison Square Garden Sports Corp.	1,843	325,566
Vail Resorts, Inc.	931	226,419
		1,827,501
Environmental Control — 0.1%
Republic Services, Inc.	1,859	263,290
Tetra Tech, Inc.	539	74,097
Waste Management, Inc.	2,450	396,704
		734,091
Food — 0.8%
Grocery Outlet Holding Corp.†	14,972	429,996
Hershey Co.	8,723	2,265,363
Kellogg Co.	4,791	319,895
Lamb Weston Holdings, Inc.	5,620	624,944
Performance Food Group Co.†	14,578	806,018
Pilgrim's Pride Corp.†	40,664	902,741
Sysco Corp.	11,332	792,673
		6,141,630
Gas — 0.0%
National Fuel Gas Co.	3,331	169,581
Hand/Machine Tools — 0.1%
Lincoln Electric Holdings, Inc.	3,036	515,088
MSA Safety, Inc.	1,427	196,298
		711,386
Healthcare-Products — 1.4%
Abbott Laboratories	3,016	307,632
Align Technology, Inc.†	308	87,059
Avantor, Inc.†	31,150	621,131
Bio-Techne Corp.	1,394	114,015
Bruker Corp.	4,233	292,500
Danaher Corp.	6,709	1,540,521
Edwards Lifesciences Corp.†	7,088	597,022
GE HealthCare Technologies, Inc.	910	72,354
Globus Medical, Inc., Class A†	1,896	102,630
ICU Medical, Inc.†	603	105,459
IDEXX Laboratories, Inc.†	1,817	844,487
Insulet Corp.†	575	157,694
Intuitive Surgical, Inc.†	2,595	798,845
Masimo Corp.†	1,170	189,353
Natera, Inc.†	11,150	525,277
Penumbra, Inc.†	898	275,991
ResMed, Inc.	1,628	343,166
Stryker Corp.	2,074	571,553
Thermo Fisher Scientific, Inc.	5,174	2,630,772
Waters Corp.†	1,720	432,098
West Pharmaceutical Services, Inc.	204	68,265
		10,677,824
Healthcare-Services — 3.5%
agilon health, Inc.†	5,938	118,047
Charles River Laboratories International, Inc.†	974	188,352
Chemed Corp.	1,040	555,121

VALIC Company I Systematic Growth Fund@
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Services (continued)
DaVita, Inc.†	3,380	$ 316,605
Elevance Health, Inc.	10,657	4,772,418
HCA Healthcare, Inc.	917	242,262
Humana, Inc.	2,596	1,302,854
IQVIA Holdings, Inc.†	2,878	566,707
Molina Healthcare, Inc.†	2,777	760,620
Syneos Health, Inc.†	18,358	763,693
Teladoc Health, Inc.†	9,900	229,185
UnitedHealth Group, Inc.	35,037	17,071,428
		26,887,292
Home Builders — 0.5%
D.R. Horton, Inc.	9,277	991,155
NVR, Inc.†	154	855,350
PulteGroup, Inc.	12,970	857,057
Toll Brothers, Inc.	14,849	1,005,277
		3,708,839
Household Products/Wares — 0.2%
Avery Dennison Corp.	883	142,278
Church & Dwight Co., Inc.	3,565	329,584
Clorox Co.	2,676	423,290
Kimberly-Clark Corp.	2,792	374,910
		1,270,062
Insurance — 1.8%
Aon PLC, Class A	2,004	617,813
Arch Capital Group, Ltd.†	12,100	843,370
Arthur J. Gallagher & Co.	20,797	4,166,263
Assurant, Inc.	5,316	637,867
Brown & Brown, Inc.	57,266	3,569,390
Erie Indemnity Co., Class A	2,172	465,025
Everest Re Group, Ltd.	2,968	1,009,180
Markel Corp.†	195	256,372
Marsh & McLennan Cos., Inc.	4,755	823,471
Progressive Corp.	6,535	835,892
RenaissanceRe Holdings, Ltd.	1,409	265,413
Ryan Specialty Holdings, Inc.†	2,737	111,642
		13,601,698
Internet — 13.4%
Airbnb, Inc., Class A†	16,852	1,849,844
Alphabet, Inc., Class A†	214,770	26,388,790
Alphabet, Inc., Class C†	142,928	17,633,027
Amazon.com, Inc.†	275,835	33,260,184
Booking Holdings, Inc.†	1,724	4,325,120
CDW Corp.	27,631	4,743,966
eBay, Inc.	65,565	2,789,135
Etsy, Inc.†	5,219	423,000
Expedia Group, Inc.†	8,111	776,304
Gen Digital, Inc.	23,294	408,577
GoDaddy, Inc., Class A†	5,312	389,795
Match Group, Inc.†	6,600	227,700
Meta Platforms, Inc., Class A†	23,828	6,307,748
Netflix, Inc.†	1,702	672,682
Palo Alto Networks, Inc.†	1,388	296,185
Pinterest, Inc., Class A†	16,435	393,454
Spotify Technology SA†	1,916	285,292
TripAdvisor, Inc.†	31,618	491,976
Uber Technologies, Inc.†	3,684	139,734
VeriSign, Inc.†	3,091	690,282
Wayfair, Inc., Class A†	11,438	461,180
Wix.com, Ltd.†	2,543	193,828
Security Description	Shares or Principal Amount	Value

Internet (continued)
Zillow Group, Inc., Class A†	8,047	$ 360,425
Zillow Group, Inc., Class C†	7,858	358,403
		103,866,631
Leisure Time — 0.3%
Brunswick Corp.	17,986	1,357,943
Planet Fitness, Inc., Class A†	1,368	87,470
Polaris, Inc.	3,095	333,362
YETI Holdings, Inc.†	10,459	382,486
		2,161,261
Lodging — 0.4%
Choice Hotels International, Inc.	1,478	167,738
Hilton Worldwide Holdings, Inc.	1,547	210,578
Las Vegas Sands Corp.†	2,949	162,578
Marriott International, Inc., Class A	9,116	1,529,574
Travel & Leisure Co.	21,311	777,212
Wyndham Hotels & Resorts, Inc.	3,891	265,561
Wynn Resorts, Ltd.	1,665	164,335
		3,277,576
Machinery-Construction & Mining — 0.2%
BWX Technologies, Inc.	5,176	312,216
Caterpillar, Inc.	4,552	936,574
		1,248,790
Machinery-Diversified — 1.2%
AGCO Corp.	595	65,617
Cognex Corp.	1,550	85,188
Deere & Co.	10,773	3,727,243
Graco, Inc.	21,332	1,631,685
IDEX Corp.	7,571	1,507,840
Middleby Corp.†	2,155	284,460
Nordson Corp.	3,030	660,328
Otis Worldwide Corp.	4,006	318,517
Rockwell Automation, Inc.	1,212	337,663
Toro Co.	6,124	599,111
Xylem, Inc.	2,887	289,277
		9,506,929
Media — 1.3%
Cable One, Inc.	964	589,804
Charter Communications, Inc., Class A†	6,475	2,111,821
FactSet Research Systems, Inc.	9,149	3,521,359
Liberty Broadband Corp., Class A†	982	72,540
Liberty Broadband Corp., Class C†	1,471	109,001
Liberty Media Corp.-Liberty Formula One, Series A†	4,621	291,816
Liberty Media Corp.-Liberty Formula One, Series C†	4,149	292,090
Liberty Media Corp.-Liberty SiriusXM, Series A†	27,269	762,987
Liberty Media Corp.-Liberty SiriusXM, Series C†	27,382	765,601
Nexstar Media Group, Inc.	3,227	487,019
Walt Disney Co.†	1,886	165,892
Warner Bros. Discovery, Inc.†	40,559	457,505
World Wrestling Entertainment, Inc., Class A	3,440	348,541
		9,975,976
Metal Fabricate/Hardware — 0.1%
Advanced Drainage Systems, Inc.	2,707	261,956
Valmont Industries, Inc.	1,769	463,956
		725,912

VALIC Company I Systematic Growth Fund@
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mining — 0.0%
Royal Gold, Inc.	548	$ 67,864
Southern Copper Corp.	966	64,500
		132,364
Miscellaneous Manufacturing — 0.9%
A.O. Smith Corp.	1,620	103,583
Axon Enterprise, Inc.†	1,180	227,634
Carlisle Cos., Inc.	17,118	3,636,548
Donaldson Co., Inc.	8,792	514,596
General Electric Co.	7,576	769,191
Illinois Tool Works, Inc.	4,883	1,068,058
Parker-Hannifin Corp.	1,754	562,052
		6,881,662
Office/Business Equipment — 0.0%
Zebra Technologies Corp., Class A†	260	68,268
Oil & Gas — 0.8%
Antero Resources Corp.†	15,039	306,946
Coterra Energy, Inc.	7,381	171,608
Devon Energy Corp.	1,396	64,356
Diamondback Energy, Inc.	798	101,466
EOG Resources, Inc.	4,727	507,160
Hess Corp.	1,530	193,805
Occidental Petroleum Corp.	9,677	557,976
Ovintiv, Inc.	9,488	313,768
PDC Energy, Inc.	18,276	1,254,099
Pioneer Natural Resources Co.	2,121	423,012
Range Resources Corp.	16,198	443,339
Southwestern Energy Co.†	128,274	611,867
Texas Pacific Land Corp.	908	1,183,760
		6,133,162
Packaging & Containers — 0.1%
Berry Global Group, Inc.	9,139	522,842
Graphic Packaging Holding Co.	21,340	510,026
Sealed Air Corp.	2,383	90,197
		1,123,065
Pharmaceuticals — 2.6%
AbbVie, Inc.	64,256	8,864,758
AmerisourceBergen Corp.	15,636	2,660,466
Cigna Group	3,671	908,242
Dexcom, Inc.†	1,459	171,082
Eli Lilly & Co.	9,105	3,910,233
McKesson Corp.	1,522	594,859
Merck & Co., Inc.	18,635	2,057,490
Neurocrine Biosciences, Inc.†	2,129	190,609
Zoetis, Inc.	5,058	824,505
		20,182,244
Pipelines — 0.1%
Cheniere Energy, Inc.	727	101,613
New Fortress Energy, Inc.	19,866	521,880
ONEOK, Inc.	1,689	95,698
		719,191
Private Equity — 0.0%
Ares Management Corp., Class A	3,125	272,156
Real Estate — 0.1%
CBRE Group, Inc., Class A†	10,422	780,816
REITS — 0.4%
American Tower Corp.	1,455	268,360
Security Description	Shares or Principal Amount	Value

REITS (continued)
Apartment Income REIT Corp.	6,253	$ 216,917
Camden Property Trust	3,854	402,627
Crown Castle, Inc.	2,427	274,761
Equinix, Inc.	361	269,143
Equity LifeStyle Properties, Inc.	3,257	205,745
Extra Space Storage, Inc.	488	70,404
Iron Mountain, Inc.	2,707	144,608
Lamar Advertising Co., Class A	1,418	127,450
Public Storage	884	250,437
SBA Communications Corp.	583	129,298
Simon Property Group, Inc.	10,715	1,126,682
		3,486,432
Retail — 4.8%
Advance Auto Parts, Inc.	4,662	339,813
AutoZone, Inc.†	1,110	2,649,392
Best Buy Co., Inc.	5,096	370,326
BJ's Wholesale Club Holdings, Inc.†	12,455	780,306
Burlington Stores, Inc.†	768	115,553
CarMax, Inc.†	9,122	658,700
Chipotle Mexican Grill, Inc.†	236	490,052
Costco Wholesale Corp.	16,468	8,424,370
Darden Restaurants, Inc.	3,435	544,516
Dollar General Corp.	2,493	501,317
Dollar Tree, Inc.†	714	96,304
Domino's Pizza, Inc.	1,827	529,556
Five Below, Inc.†	555	95,749
Floor & Decor Holdings, Inc., Class A†	1,165	106,376
Genuine Parts Co.	3,345	498,171
Home Depot, Inc.	7,970	2,259,097
Leslie's, Inc.†	27,741	262,985
Lowe's Cos., Inc.	15,086	3,034,247
Lululemon Athletica, Inc.†	10,566	3,507,172
McDonald's Corp.	2,641	752,976
Nordstrom, Inc.	61,651	943,260
Ollie's Bargain Outlet Holdings, Inc.†	1,698	93,594
O'Reilly Automotive, Inc.†	1,060	957,509
RH †	595	145,763
Ross Stores, Inc.	1,740	180,299
Starbucks Corp.	6,212	606,540
Target Corp.	2,579	337,668
TJX Cos., Inc.	20,232	1,553,615
Tractor Supply Co.	3,597	753,895
Ulta Beauty, Inc.†	4,851	1,988,085
Victoria's Secret & Co.†	23,520	480,278
Wendy's Co.	11,665	256,747
Williams-Sonoma, Inc.	19,694	2,235,466
Yum! Brands, Inc.	5,017	645,638
		37,195,335
Semiconductors — 8.7%
Advanced Micro Devices, Inc.†	14,843	1,754,591
Allegro MicroSystems, Inc.†	12,325	484,742
Analog Devices, Inc.	26,188	4,653,346
Applied Materials, Inc.	15,528	2,069,882
Broadcom, Inc.	19,109	15,439,308
GlobalFoundries, Inc.#†	1,877	109,485
KLA Corp.	5,231	2,317,281
Lam Research Corp.	2,711	1,671,874
Lattice Semiconductor Corp.†	6,796	552,583
Microchip Technology, Inc.	63,747	4,797,599
Micron Technology, Inc.	1,195	81,499
Monolithic Power Systems, Inc.	1,123	550,169

VALIC Company I Systematic Growth Fund@
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors (continued)
NVIDIA Corp.	71,893	$ 27,199,998
ON Semiconductor Corp.†	10,637	889,253
QUALCOMM, Inc.	20,432	2,317,193
Teradyne, Inc.	4,295	430,316
Texas Instruments, Inc.	9,972	1,733,931
		67,053,050
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	3,100	624,278
Software — 17.6%
Adobe, Inc.†	21,986	9,185,531
Alteryx, Inc., Class A†	2,893	112,653
ANSYS, Inc.†	1,288	416,784
AppLovin Corp., Class A†	38,869	972,114
Atlassian Corp., Class A†	3,122	564,426
Autodesk, Inc.†	3,646	726,976
Bentley Systems, Inc., Class B	1,761	85,902
Broadridge Financial Solutions, Inc.	1,563	229,323
Cadence Design Systems, Inc.†	12,490	2,884,066
CCC Intelligent Solutions Holdings, Inc.†	21,214	232,081
Ceridian HCM Holding, Inc.†	1,729	106,939
Datadog, Inc., Class A†	1,578	149,768
DocuSign, Inc.†	8,314	468,910
DoubleVerify Holdings, Inc.†	4,922	171,630
Dropbox, Inc., Class A†	33,148	763,067
Dynatrace, Inc.†	11,931	608,362
Elastic NV†	1,244	90,588
Electronic Arts, Inc.	2,330	298,240
Fair Isaac Corp.†	3,204	2,523,695
Fiserv, Inc.†	6,003	673,477
HubSpot, Inc.†	1,052	544,925
Informatica, Inc., Class A†	33,067	583,963
Intuit, Inc.	12,982	5,441,016
Jack Henry & Associates, Inc.	1,648	251,963
Jamf Holding Corp.†	12,108	222,545
Manhattan Associates, Inc.†	3,519	638,417
Microsoft Corp.	268,544	88,187,164
MSCI, Inc.	1,034	486,528
nCino, Inc.†	14,880	409,051
New Relic, Inc.†	2,024	142,591
Nutanix, Inc., Class A†	10,719	317,497
Oracle Corp.	12,056	1,277,213
Paychex, Inc.	40,635	4,263,830
Pegasystems, Inc.	8,344	403,516
Playtika Holding Corp.†	33,590	336,908
Procore Technologies, Inc.†	1,363	82,421
PTC, Inc.†	2,911	391,238
RingCentral, Inc., Class A†	15,603	541,424
ROBLOX Corp., Class A†	5,096	213,319
Salesforce, Inc.†	12,512	2,794,930
ServiceNow, Inc.†	2,007	1,093,373
Smartsheet, Inc., Class A†	17,029	844,298
Splunk, Inc.†	1,265	125,602
Synopsys, Inc.†	6,270	2,852,599
Take-Two Interactive Software, Inc.†	899	123,819
Teradata Corp.†	22,001	1,030,967
Tyler Technologies, Inc.†	596	236,588
VMware, Inc., Class A†	3,249	442,806
Workday, Inc., Class A†	584	123,802
Zoom Video Communications, Inc., Class A†	8,306	557,582
		136,226,427
Security Description	Shares or Principal Amount	Value

Telecommunications — 1.0%
Arista Networks, Inc.†	34,951	$ 5,813,749
Corning, Inc.	9,043	278,615
Ubiquiti, Inc.	11,909	1,942,954
		8,035,318
Toys/Games/Hobbies — 0.1%
Mattel, Inc.†	25,771	448,673
Transportation — 1.1%
C.H. Robinson Worldwide, Inc.	8,668	819,473
CSX Corp.	8,464	259,591
Expeditors International of Washington, Inc.	18,683	2,060,922
JB Hunt Transport Services, Inc.	880	146,934
Landstar System, Inc.	15,104	2,648,939
Old Dominion Freight Line, Inc.	1,431	444,240
RXO, Inc.†	37,854	790,013
Union Pacific Corp.	2,474	476,294
United Parcel Service, Inc., Class B	5,280	881,760
XPO, Inc.†	8,738	410,074
		8,938,240
Total Common Stocks (cost $626,182,506)		761,878,246
CONVERTIBLE PREFERRED STOCKS — 0.1%
Software — 0.1%
Databricks, Inc. Series G†(1)(2) (cost $323,874)	5,478	328,022
UNAFFILIATED INVESTMENT COMPANIES — 1.0%
iShares Russell 1000 Growth ETF (cost $7,852,331)	31,752	8,204,717
Total Long-Term Investment Securities (cost $634,358,711)		770,410,985
SHORT-TERM INVESTMENTS — 0.0%
Unaffiliated Investment Companies — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio 5.11%(3)(4) (cost $116,374)	116,374	116,374
TOTAL INVESTMENTS (cost $634,475,085)(5)	99.6%	770,527,359
Other assets less liabilities	0.4	2,748,002
NET ASSETS	100.0%	$773,275,361
@	See Note 1
†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).

VALIC Company I Systematic Growth Fund@
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2023, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ANT International Co., Ltd. Class C	06/07/2018	402,788	$1,535,176	$ 781,409	$ 1.94	0.1%
Convertible Preferred Stocks
Databricks, Inc. Series G	02/01/2021	5,478	323,874	328,022	59.88	0.1
				$1,109,431		0.2%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Fund and may not equal the sum of the individual percentages shown due to rounding.
(3)	The rate shown is the 7-day yield as of May 31, 2023.
(4)	At May 31, 2023, the Fund had loaned securities with a total value of $109,485. This was secured by collateral of $116,374, which was received in cash and subsequently invested in short-term investments currently valued at $116,374 as reported in the Portfolio of Investments.
(5)	See Note 5 for cost of investments on a tax basis.
ETF—Exchange Traded Fund
The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Diversified Financial Services	$ 34,624,477	$—	$ 781,409	$ 35,405,886
Other Industries	726,472,360	—	—	726,472,360
Convertible Preferred Stocks	—	—	328,022	328,022
Unaffiliated Investment Companies	8,204,717	—	—	8,204,717
Short-Term Investments	116,374	—	—	116,374
Total Investments at Value	$769,417,928	$—	$1,109,431	$770,527,359
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Financial Statements

VALIC Company I Systematic Value Fund
PORTFOLIO PROFILE — May 31, 2023— (unaudited)

Industry Allocation*
Insurance	9.1%
Banks	7.4
Pharmaceuticals	6.7
Oil & Gas	6.2
REITS	5.5
Retail	5.2
Diversified Financial Services	4.7
Internet	4.3
Software	4.3
Healthcare-Products	3.2
Food	3.1
Healthcare-Services	2.8
Semiconductors	2.7
Telecommunications	2.7
Aerospace/Defense	2.6
Miscellaneous Manufacturing	2.3
Cosmetics/Personal Care	2.3
Commercial Services	2.1
Chemicals	2.0
Electronics	1.9
Electric	1.7
Machinery-Diversified	1.5
Beverages	1.3
Computers	1.3
Packaging & Containers	1.2
Advertising	1.2
Agriculture	1.2
Biotechnology	1.1
Short-Term Investments	1.1
Gas	0.9
Iron/Steel	0.9
Media	0.7
Distribution/Wholesale	0.6
Household Products/Wares	0.6
Auto Parts & Equipment	0.5
Auto Manufacturers	0.5
Pipelines	0.4
Transportation	0.4
Leisure Time	0.4
Hand/Machine Tools	0.3
Mining	0.2
Office/Business Equipment	0.2
Real Estate	0.2
Electrical Components & Equipment	0.2
Metal Fabricate/Hardware	0.1
Apparel	0.1
Building Materials	0.1
Oil & Gas Services	0.1
100.1%
*	Calculated as a percentage of net assets

VALIC Company I Systematic Value Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.0%
Advertising — 1.2%
Omnicom Group, Inc.	55,123	$ 4,861,297
Aerospace/Defense — 2.6%
General Dynamics Corp.	15,220	3,107,620
Raytheon Technologies Corp.	65,745	6,057,744
TransDigm Group, Inc.	1,420	1,098,583
		10,263,947
Agriculture — 1.2%
Altria Group, Inc.	37,795	1,678,854
Philip Morris International, Inc.	35,220	3,170,152
		4,849,006
Apparel — 0.1%
Capri Holdings, Ltd.†	14,273	500,982
Auto Manufacturers — 0.5%
Cummins, Inc.	1,769	361,601
Ford Motor Co.	73,911	886,932
General Motors Co.	19,238	623,504
		1,872,037
Auto Parts & Equipment — 0.5%
BorgWarner, Inc.	42,461	1,882,296
Banks — 7.4%
Bank of New York Mellon Corp.	101,568	4,083,034
Bank OZK	74,182	2,565,214
Citigroup, Inc.	34,351	1,522,436
Cullen/Frost Bankers, Inc.	19,289	1,932,758
East West Bancorp, Inc.	41,086	1,965,965
JPMorgan Chase & Co.	88,123	11,959,172
M&T Bank Corp.	13,569	1,616,882
State Street Corp.	23,803	1,619,080
US Bancorp	41,086	1,228,471
Webster Financial Corp.	30,582	1,087,190
		29,580,202
Beverages — 1.3%
PepsiCo, Inc.	29,032	5,293,985
Biotechnology — 1.1%
Exelixis, Inc.†	20,968	404,263
Royalty Pharma PLC, Class A	64,900	2,124,826
United Therapeutics Corp.†	8,752	1,835,645
		4,364,734
Building Materials — 0.1%
Trane Technologies PLC	2,361	385,386
Chemicals — 2.0%
Albemarle Corp.	17,351	3,357,939
Ecolab, Inc.	4,531	747,842
LyondellBasell Industries NV, Class A	13,046	1,115,955
Mosaic Co.	15,976	510,593
PPG Industries, Inc.	8,273	1,086,162
RPM International, Inc.	4,795	382,593
Westlake Corp.	6,801	706,964
		7,908,048
Commercial Services — 2.1%
Avis Budget Group, Inc.†	2,182	366,118
Global Payments, Inc.	22,682	2,215,804
H&R Block, Inc.	14,088	420,527
Robert Half International, Inc.	8,357	543,372
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
United Rentals, Inc.	11,681	$ 3,899,001
WEX, Inc.†	6,627	1,099,088
		8,543,910
Computers — 1.3%
Dell Technologies, Inc., Class C	10,031	449,489
Genpact, Ltd.	13,220	486,232
International Business Machines Corp.	12,567	1,615,990
Leidos Holdings, Inc.	5,449	425,349
Science Applications International Corp.	21,576	2,099,992
		5,077,052
Cosmetics/Personal Care — 2.3%
Colgate-Palmolive Co.	16,071	1,195,361
Procter & Gamble Co.	56,661	8,074,192
		9,269,553
Distribution/Wholesale — 0.6%
Core & Main, Inc., Class A†	53,190	1,422,301
WESCO International, Inc.	6,717	922,781
		2,345,082
Diversified Financial Services — 4.7%
Affiliated Managers Group, Inc.	15,762	2,192,337
Apollo Global Management, Inc.	34,555	2,310,002
Capital One Financial Corp.	9,828	1,024,176
CME Group, Inc.	14,426	2,578,648
Discover Financial Services	18,235	1,873,464
Interactive Brokers Group, Inc., Class A	7,602	587,102
Intercontinental Exchange, Inc.	4,395	465,650
Nasdaq, Inc.	61,322	3,394,173
Raymond James Financial, Inc.	4,547	410,821
Synchrony Financial	34,076	1,054,993
Virtu Financial, Inc., Class A	65,852	1,158,337
Voya Financial, Inc.	6,993	474,125
Western Union Co.	124,959	1,423,283
		18,947,111
Electric — 1.7%
NRG Energy, Inc.	138,518	4,680,523
Vistra Corp.	85,688	2,053,942
		6,734,465
Electrical Components & Equipment — 0.2%
AMETEK, Inc.	5,996	869,840
Electronics — 1.9%
Arrow Electronics, Inc.†	24,665	3,123,576
Honeywell International, Inc.	5,647	1,081,965
National Instruments Corp.	7,821	452,054
nVent Electric PLC	62,206	2,698,496
Trimble, Inc.†	8,143	380,034
		7,736,125
Food — 3.1%
Campbell Soup Co.	25,465	1,287,256
General Mills, Inc.	38,133	3,209,273
Kellogg Co.	52,536	3,507,829
Mondelez International, Inc., Class A	58,713	4,310,121
		12,314,479
Gas — 0.9%
National Fuel Gas Co.	70,619	3,595,213

VALIC Company I Systematic Value Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hand/Machine Tools — 0.3%
Regal Rexnord Corp.	10,634	$ 1,381,250
Healthcare-Products — 3.2%
Cooper Cos., Inc.	5,055	1,878,084
Danaher Corp.	29,967	6,881,023
Exact Sciences Corp.†	12,504	1,020,076
Hologic, Inc.†	26,282	2,073,387
Natera, Inc.†	7,630	359,449
QuidelOrtho Corp.†	9,794	833,861
		13,045,880
Healthcare-Services — 2.8%
Centene Corp.†	10,420	650,312
Elevance Health, Inc.	10,403	4,658,671
Ginkgo Bioworks Holdings, Inc.#†	334,198	528,033
Quest Diagnostics, Inc.	2,964	393,175
UnitedHealth Group, Inc.	10,561	5,145,742
		11,375,933
Household Products/Wares — 0.6%
Kimberly-Clark Corp.	16,731	2,246,639
Insurance — 9.1%
Aflac, Inc.	72,079	4,628,192
Arthur J. Gallagher & Co.	25,724	5,153,289
Berkshire Hathaway, Inc., Class B†	53,647	17,224,979
Brown & Brown, Inc.	61,170	3,812,726
Globe Life, Inc.	40,167	4,144,431
Prudential Financial, Inc.	21,210	1,669,015
		36,632,632
Internet — 4.3%
F5, Inc.†	5,319	784,978
GoDaddy, Inc., Class A†	20,765	1,523,736
Meta Platforms, Inc., Class A†	53,382	14,131,283
Okta, Inc.†	8,380	761,742
		17,201,739
Iron/Steel — 0.9%
Nucor Corp.	13,547	1,789,017
Reliance Steel & Aluminum Co.	5,190	1,217,989
Steel Dynamics, Inc.	5,494	504,899
		3,511,905
Leisure Time — 0.4%
Brunswick Corp.	11,147	841,599
Polaris, Inc.	5,534	596,067
		1,437,666
Machinery-Diversified — 1.5%
Dover Corp.	25,961	3,461,380
Ingersoll Rand, Inc.	34,262	1,941,285
Middleby Corp.†	3,308	436,656
		5,839,321
Media — 0.7%
Liberty Media Corp.-Liberty Formula One, Series C†	13,355	940,192
Paramount Global, Class A	16,263	285,741
Paramount Global, Class B	95,392	1,450,912
		2,676,845
Metal Fabricate/Hardware — 0.1%
Timken Co.	7,466	534,192
Security Description	Shares or Principal Amount	Value

Mining — 0.2%
Southern Copper Corp.	14,989	$ 1,000,816
Miscellaneous Manufacturing — 2.3%
3M Co.	52,430	4,892,244
Carlisle Cos., Inc.	12,296	2,612,162
Eaton Corp. PLC	10,319	1,815,112
		9,319,518
Office/Business Equipment — 0.2%
Zebra Technologies Corp., Class A†	3,550	932,123
Oil & Gas — 6.2%
Chevron Corp.	49,105	7,396,195
ConocoPhillips	60,218	5,979,648
Devon Energy Corp.	10,475	482,898
Exxon Mobil Corp.	76,001	7,765,782
HF Sinclair Corp.	20,580	852,835
Marathon Petroleum Corp.	7,230	758,499
Valero Energy Corp.	15,621	1,672,072
		24,907,929
Oil & Gas Services — 0.1%
Schlumberger NV	8,126	348,037
Packaging & Containers — 1.2%
Sonoco Products Co.	35,693	2,136,583
WestRock Co.	97,922	2,742,795
		4,879,378
Pharmaceuticals — 6.7%
Bristol-Myers Squibb Co.	107,158	6,905,261
Cardinal Health, Inc.	5,348	440,140
Henry Schein, Inc.†	30,424	2,248,334
Jazz Pharmaceuticals PLC†	24,142	3,094,039
McKesson Corp.	13,756	5,376,395
Pfizer, Inc.	214,456	8,153,617
Premier, Inc., Class A	28,846	721,150
		26,938,936
Pipelines — 0.4%
Cheniere Energy, Inc.	9,377	1,310,623
ONEOK, Inc.	6,300	356,958
		1,667,581
Real Estate — 0.2%
CBRE Group, Inc., Class A†	12,189	913,200
REITS — 5.5%
AGNC Investment Corp.#	225,299	2,070,498
Healthcare Realty Trust, Inc.	181,779	3,382,907
Highwoods Properties, Inc.	46,134	954,051
JBG SMITH Properties	70,073	992,234
Kimco Realty Corp.	85,429	1,570,185
Life Storage, Inc.	6,390	814,022
National Storage Affiliates Trust	43,672	1,598,832
Omega Healthcare Investors, Inc.	30,390	905,926
Realty Income Corp.	71,944	4,276,351
SBA Communications Corp.	17,807	3,949,236
SL Green Realty Corp.#	34,663	801,755
WP Carey, Inc.	10,532	730,500
		22,046,497
Retail — 5.2%
Advance Auto Parts, Inc.	9,765	711,771
AutoNation, Inc.†	9,872	1,292,442
GameStop Corp., Class A†	19,599	471,356

VALIC Company I Systematic Value Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
Genuine Parts Co.	3,978	$ 592,443
Lithia Motors, Inc.	1,876	437,633
Macy's, Inc.	30,198	410,391
McDonald's Corp.	27,043	7,710,230
Penske Automotive Group, Inc.	3,736	516,390
Walmart, Inc.	60,854	8,937,627
		21,080,283
Semiconductors — 2.7%
Analog Devices, Inc.	34,279	6,091,036
Microchip Technology, Inc.	58,505	4,403,086
Texas Instruments, Inc.	2,271	394,881
		10,889,003
Software — 4.3%
Activision Blizzard, Inc.†	25,195	2,020,639
ANSYS, Inc.†	4,294	1,389,495
Bill.com Holdings, Inc.†	10,847	1,123,532
nCino, Inc.†	17,002	467,385
Oracle Corp.	42,985	4,553,831
Salesforce, Inc.†	17,576	3,926,127
Tyler Technologies, Inc.†	1,347	534,705
Unity Software, Inc.#†	22,941	681,807
VMware, Inc., Class A†	8,244	1,123,575
Zoom Video Communications, Inc., Class A†	20,344	1,365,693
		17,186,789
Telecommunications — 2.7%
Cisco Systems, Inc.	169,973	8,442,559
Frontier Communications Parent, Inc.†	71,871	1,069,440
Lumen Technologies, Inc.	645,760	1,278,605
		10,790,604
Transportation — 0.4%
C.H. Robinson Worldwide, Inc.	12,746	1,205,007
Knight-Swift Transportation Holdings, Inc.	7,714	424,193
		1,629,200
Total Long-Term Investment Securities (cost $399,555,529)		397,608,646
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.1%
Unaffiliated Investment Companies — 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio 5.11%(1)(2) (cost $4,300,077)	4,300,077	$ 4,300,077
REPURCHASE AGREEMENTS — 0.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.52% dated 05/31/2023, to be repurchased 06/01/2023 in the amount of $143,781 and collateralized by $140,600 of United States Treasury Inflation Indexed Notes, bearing interest at 0.13% due 10/15/2026 and having an approximate value of $146,682 (cost $143,775)	$ 143,775	143,775
TOTAL INVESTMENTS (cost $403,999,381)(3)	100.1%	402,052,498
Other assets less liabilities	(0.1)	(297,518)
NET ASSETS	100.0%	$401,754,980
†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	The rate shown is the 7-day yield as of May 31, 2023.
(2)	At May 31, 2023, the Fund had loaned securities with a total value of $4,082,092. This was secured by collateral of $4,300,077, which was received in cash and subsequently invested in short-term investments currently valued at $4,300,077 as reported in the Portfolio of Investments.
(3)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$397,608,646	$ —	$—	$397,608,646
Short-Term Investments	4,300,077	—	—	4,300,077
Repurchase Agreements	—	143,775	—	143,775
Total Investments at Value	$401,908,723	$143,775	$—	$402,052,498
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I U.S. Socially Responsible Fund
PORTFOLIO PROFILE — May 31, 2023— (unaudited)

Industry Allocation*
Software	15.1%
Semiconductors	9.6
Diversified Financial Services	6.9
Repurchase Agreements	5.7
Retail	5.5
Computers	4.4
Oil & Gas	3.9
Healthcare-Products	3.9
Commercial Services	3.6
Insurance	3.6
Telecommunications	3.0
Pharmaceuticals	2.8
Internet	2.6
Electric	2.5
Media	2.4
Biotechnology	2.3
Banks	2.2
Healthcare-Services	2.2
Chemicals	2.1
REITS	2.1
Food	1.7
Beverages	1.4
Household Products/Wares	1.0
Transportation	1.0
Electronics	0.9
Auto Manufacturers	0.7
Miscellaneous Manufacturing	0.7
Environmental Control	0.7
Machinery-Construction & Mining	0.5
Machinery-Diversified	0.5
Cosmetics/Personal Care	0.5
Real Estate	0.5
Packaging & Containers	0.4
Short-Term Investments	0.4
Lodging	0.4
Agriculture	0.3
Oil & Gas Services	0.3
Distribution/Wholesale	0.3
Mining	0.2
Auto Parts & Equipment	0.2
Pipelines	0.1
Iron/Steel	0.1
Gas	0.1
Electrical Components & Equipment	0.1
Energy-Alternate Sources	0.1
Airlines	0.1
Engineering & Construction	0.1
Toys/Games/Hobbies	0.1
Apparel	0.1
99.9%
*	Calculated as a percentage of net assets

VALIC Company I U.S. Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 93.8%
Agriculture — 0.3%
Archer-Daniels-Midland Co.	28,789	$ 2,033,943
Airlines — 0.1%
Delta Air Lines, Inc.†	14,814	538,193
Apparel — 0.1%
VF Corp.	22,123	380,958
Auto Manufacturers — 0.7%
General Motors Co.	153,271	4,967,513
Auto Parts & Equipment — 0.2%
Aptiv PLC†	11,513	1,014,065
Banks — 2.2%
Bank of New York Mellon Corp.	35,536	1,428,547
Fifth Third Bancorp	3,497	84,872
M&T Bank Corp.	5,698	678,974
Morgan Stanley	66,819	5,463,122
Northern Trust Corp.	2,463	177,139
PNC Financial Services Group, Inc.	26,230	3,038,221
State Street Corp.	5,140	349,623
Truist Financial Corp.	60,490	1,843,130
US Bancorp	71,239	2,130,046
		15,193,674
Beverages — 1.4%
Keurig Dr Pepper, Inc.	148,742	4,628,851
Monster Beverage Corp.†	82,542	4,838,612
		9,467,463
Biotechnology — 2.3%
Amgen, Inc.	19,789	4,366,443
Biogen, Inc.†	5,686	1,685,387
Illumina, Inc.†	3,569	701,844
Incyte Corp.†	15,488	953,286
Moderna, Inc.†	9,557	1,220,524
Regeneron Pharmaceuticals, Inc.†	4,021	2,957,687
Vertex Pharmaceuticals, Inc.†	12,182	3,941,730
		15,826,901
Chemicals — 2.1%
Air Products & Chemicals, Inc.	7,884	2,121,900
Albemarle Corp.	1,415	273,845
CF Industries Holdings, Inc.	2,646	162,756
Ecolab, Inc.	8,927	1,473,401
International Flavors & Fragrances, Inc.	3,042	235,116
Linde PLC	21,115	7,467,531
Mosaic Co.	1,869	59,733
PPG Industries, Inc.	4,259	559,164
Sherwin-Williams Co.	8,893	2,025,648
		14,379,094
Commercial Services — 3.6%
Automatic Data Processing, Inc.	22,907	4,787,334
Cintas Corp.	4,132	1,950,882
CoStar Group, Inc.†	16,212	1,287,233
Gartner, Inc.†	1,969	675,091
Global Payments, Inc.	5,223	510,235
MarketAxess Holdings, Inc.	39	10,624
Moody's Corp.	11,364	3,601,024
PayPal Holdings, Inc.†	34,410	2,133,076
Robert Half International, Inc.	3,880	252,278
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
S&P Global, Inc.	20,111	$ 7,389,385
Verisk Analytics, Inc.	10,844	2,376,029
		24,973,191
Computers — 4.4%
Cognizant Technology Solutions Corp., Class A	42,871	2,679,009
EPAM Systems, Inc.†	1,360	349,003
Fortinet, Inc.†	34,140	2,332,786
Hewlett Packard Enterprise Co.	434,831	6,270,263
HP, Inc.	252,149	7,327,450
NetApp, Inc.	88,719	5,886,506
Seagate Technology Holdings PLC	45,033	2,706,483
Western Digital Corp.†	70,844	2,743,788
		30,295,288
Cosmetics/Personal Care — 0.5%
Estee Lauder Cos., Inc., Class A	17,113	3,149,305
Distribution/Wholesale — 0.3%
Copart, Inc.†	5,322	466,154
LKQ Corp.	8,659	456,762
Pool Corp.	2,620	828,523
		1,751,439
Diversified Financial Services — 6.9%
American Express Co.	27,989	4,437,936
Ameriprise Financial, Inc.	4,316	1,288,197
BlackRock, Inc.	8,382	5,511,584
Capital One Financial Corp.	7,409	772,092
Charles Schwab Corp.	43,986	2,317,622
CME Group, Inc.	20,259	3,621,296
Intercontinental Exchange, Inc.	32,640	3,458,208
Mastercard, Inc., Class A	30,394	11,094,418
Nasdaq, Inc.	21,464	1,188,032
Raymond James Financial, Inc.	6,479	585,378
T. Rowe Price Group, Inc.	13,206	1,415,155
Visa, Inc., Class A	53,810	11,893,624
		47,583,542
Electric — 2.5%
Alliant Energy Corp.	3,881	199,716
CenterPoint Energy, Inc.	35,158	991,807
Consolidated Edison, Inc.	33,854	3,158,578
Eversource Energy	44,456	3,077,689
Exelon Corp.	16,626	659,221
PPL Corp.	37,089	971,732
Sempra Energy	32,976	4,733,045
WEC Energy Group, Inc.	38,302	3,345,680
		17,137,468
Electrical Components & Equipment — 0.1%
Emerson Electric Co.	8,289	643,890
Electronics — 0.9%
Agilent Technologies, Inc.	5,016	580,201
Amphenol Corp., Class A	34,550	2,606,797
Fortive Corp.	245	15,952
Keysight Technologies, Inc.†	9,031	1,461,216
TE Connectivity, Ltd.	14,385	1,761,875
		6,426,041
Energy-Alternate Sources — 0.1%
Enphase Energy, Inc.†	3,233	562,154
Engineering & Construction — 0.1%
Jacobs Solutions, Inc.	4,766	522,354

VALIC Company I U.S. Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Environmental Control — 0.7%
Republic Services, Inc.	10,074	$ 1,426,781
Waste Management, Inc.	19,656	3,182,699
		4,609,480
Food — 1.7%
Campbell Soup Co.	6,184	312,601
General Mills, Inc.	51,633	4,345,433
Hormel Foods Corp.	39,878	1,525,333
J.M. Smucker Co.	2,921	428,189
Kellogg Co.	20,571	1,373,526
Kraft Heinz Co.	75,816	2,897,688
McCormick & Co., Inc.	12,235	1,048,907
		11,931,677
Forest Products & Paper — 0.0%
International Paper Co.	6,582	193,774
Gas — 0.1%
Atmos Energy Corp.	6,894	794,740
Healthcare-Products — 3.9%
Align Technology, Inc.†	1,187	335,518
Baxter International, Inc.	24,175	984,406
Boston Scientific Corp.†	30,232	1,556,343
Danaher Corp.	28,207	6,476,891
Edwards Lifesciences Corp.†	27,791	2,340,836
GE HealthCare Technologies, Inc.	3,464	275,423
Hologic, Inc.†	4,260	336,071
IDEXX Laboratories, Inc.†	2,332	1,083,844
ResMed, Inc.	4,404	928,319
Stryker Corp.	14,316	3,945,203
Thermo Fisher Scientific, Inc.	15,106	7,680,797
Zimmer Biomet Holdings, Inc.	5,908	752,325
		26,695,976
Healthcare-Services — 2.2%
Catalent, Inc.†	11,248	418,763
Centene Corp.†	26,905	1,679,141
Elevance Health, Inc.	12,206	5,466,091
HCA Healthcare, Inc.	8,650	2,285,243
Humana, Inc.	6,808	3,416,731
IQVIA Holdings, Inc.†	1,493	293,987
Molina Healthcare, Inc.†	4,386	1,201,325
Quest Diagnostics, Inc.	2,604	345,421
		15,106,702
Household Products/Wares — 1.0%
Avery Dennison Corp.	5,388	868,168
Church & Dwight Co., Inc.	23,877	2,207,429
Clorox Co.	1,570	248,343
Kimberly-Clark Corp.	26,076	3,501,485
		6,825,425
Insurance — 3.6%
Aflac, Inc.	4,834	310,391
Allstate Corp.	12,159	1,318,644
Aon PLC, Class A	7,820	2,410,828
Arthur J. Gallagher & Co.	12,119	2,427,799
Chubb, Ltd.	34,153	6,345,627
Marsh & McLennan Cos., Inc.	32,440	5,617,959
Progressive Corp.	29,578	3,783,322
Prudential Financial, Inc.	1,643	129,288
Travelers Cos., Inc.	14,385	2,434,517
		24,778,375
Security Description	Shares or Principal Amount	Value

Internet — 2.6%
Booking Holdings, Inc.†	1,885	$ 4,729,032
eBay, Inc.	153,511	6,530,358
Etsy, Inc.†	10,986	890,415
Expedia Group, Inc.†	10,602	1,014,717
Gen Digital, Inc.	10,498	184,135
Netflix, Inc.†	11,080	4,379,148
VeriSign, Inc.†	1,006	224,660
		17,952,465
Iron/Steel — 0.1%
Nucor Corp.	6,166	814,282
Lodging — 0.4%
Hilton Worldwide Holdings, Inc.	19,048	2,592,814
Machinery-Construction & Mining — 0.5%
Caterpillar, Inc.	17,143	3,527,172
Machinery-Diversified — 0.5%
Deere & Co.	9,182	3,176,788
Media — 2.4%
Charter Communications, Inc., Class A†	3,407	1,111,193
Comcast Corp., Class A	200,840	7,903,054
FactSet Research Systems, Inc.	63	24,248
Walt Disney Co.†	75,679	6,656,725
Warner Bros. Discovery, Inc.†	66,879	754,395
		16,449,615
Mining — 0.2%
Newmont Corp.	39,076	1,584,532
Miscellaneous Manufacturing — 0.7%
Eaton Corp. PLC	6,796	1,195,416
Illinois Tool Works, Inc.	16,990	3,716,223
		4,911,639
Office/Business Equipment — 0.0%
Zebra Technologies Corp., Class A†	41	10,765
Oil & Gas — 3.9%
Chevron Corp.	65,019	9,793,162
ConocoPhillips	43,919	4,361,157
Coterra Energy, Inc.	16,607	386,113
Devon Energy Corp.	32,851	1,514,431
Diamondback Energy, Inc.	4,803	610,701
EOG Resources, Inc.	30,052	3,224,279
EQT Corp.	7,268	252,708
Hess Corp.	11,387	1,442,391
Marathon Oil Corp.	15,823	350,638
Occidental Petroleum Corp.	25,980	1,498,007
Pioneer Natural Resources Co.	9,354	1,865,562
Valero Energy Corp.	13,706	1,467,090
		26,766,239
Oil & Gas Services — 0.3%
Baker Hughes Co.	15,268	416,053
Schlumberger NV	34,533	1,479,048
		1,895,101
Packaging & Containers — 0.4%
Amcor PLC	94,399	910,006
Ball Corp.	15,312	783,362
Packaging Corp. of America	5,858	726,568
WestRock Co.	10,724	300,379
		2,720,315

VALIC Company I U.S. Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals — 2.8%
Dexcom, Inc.†	10,591	$ 1,241,901
Eli Lilly & Co.	30,936	13,285,774
Zoetis, Inc.	30,482	4,968,871
		19,496,546
Pipelines — 0.1%
Kinder Morgan, Inc.	23,678	381,453
Williams Cos., Inc.	18,384	526,885
		908,338
Real Estate — 0.5%
CBRE Group, Inc., Class A†	41,378	3,100,040
REITS — 2.1%
American Tower Corp.	14,097	2,600,051
Crown Castle, Inc.	13,163	1,490,183
Digital Realty Trust, Inc.	813	83,300
Equinix, Inc.	3,526	2,628,809
Prologis, Inc.	34,534	4,301,210
Public Storage	7,646	2,166,112
Realty Income Corp.	15,996	950,802
SBA Communications Corp.	41	9,093
		14,229,560
Retail — 5.5%
AutoZone, Inc.†	564	1,346,178
Darden Restaurants, Inc.	2,637	418,017
Dollar General Corp.	17,377	3,494,341
Dollar Tree, Inc.†	13,091	1,765,714
Domino's Pizza, Inc.	839	243,184
Genuine Parts Co.	16,977	2,528,385
Home Depot, Inc.	34,012	9,640,701
Lowe's Cos., Inc.	23,124	4,650,930
O'Reilly Automotive, Inc.†	1,999	1,805,717
Ross Stores, Inc.	5,341	553,435
Target Corp.	32,184	4,213,851
TJX Cos., Inc.	43,020	3,303,506
Tractor Supply Co.	1,388	290,911
Ulta Beauty, Inc.†	1,111	455,321
Walgreens Boots Alliance, Inc.	72,090	2,189,373
Yum! Brands, Inc.	7,533	969,422
		37,868,986
Semiconductors — 9.6%
Advanced Micro Devices, Inc.†	42,962	5,078,538
Analog Devices, Inc.	21,164	3,760,631
Applied Materials, Inc.	34,104	4,546,063
Broadcom, Inc.	13,831	11,174,895
KLA Corp.	4,032	1,786,136
Lam Research Corp.	4,303	2,653,660
Microchip Technology, Inc.	10,396	782,403
Micron Technology, Inc.	30,588	2,086,101
Monolithic Power Systems, Inc.	202	98,962
NVIDIA Corp.	54,199	20,505,650
NXP Semiconductors NV	7,328	1,312,445
ON Semiconductor Corp.†	1,328	111,021
QUALCOMM, Inc.	34,739	3,939,750
Texas Instruments, Inc.	44,873	7,802,517
		65,638,772
Software — 15.1%
Adobe, Inc.†	16,395	6,849,667
Akamai Technologies, Inc.†	5,141	473,589
Security Description	Shares or Principal Amount	Value

Software (continued)
ANSYS, Inc.†	3,421	$ 1,107,001
Autodesk, Inc.†	8,882	1,770,982
Cadence Design Systems, Inc.†	14,541	3,357,662
Electronic Arts, Inc.	14,337	1,835,136
Fidelity National Information Services, Inc.	31,380	1,712,407
Fiserv, Inc.†	19,666	2,206,329
Intuit, Inc.	11,237	4,709,651
Microsoft Corp.	172,773	56,736,925
MSCI, Inc.	1,052	494,998
Paychex, Inc.	19,708	2,067,960
Paycom Software, Inc.	2,743	768,397
PTC, Inc.†	3,118	419,059
Roper Technologies, Inc.	5,178	2,351,951
Salesforce, Inc.†	32,997	7,370,870
ServiceNow, Inc.†	8,184	4,458,480
Synopsys, Inc.†	8,283	3,768,434
Take-Two Interactive Software, Inc.†	5,219	718,813
Tyler Technologies, Inc.†	1,068	423,953
		103,602,264
Telecommunications — 3.0%
Arista Networks, Inc.†	7,492	1,246,219
AT&T, Inc.	256,113	4,028,657
Cisco Systems, Inc.	174,347	8,659,816
Corning, Inc.	18,022	555,258
Motorola Solutions, Inc.	1,566	441,487
Verizon Communications, Inc.	165,343	5,891,171
		20,822,608
Toys/Games/Hobbies — 0.1%
Hasbro, Inc.	8,601	510,469
Transportation — 1.0%
C.H. Robinson Worldwide, Inc.	8,043	760,385
CSX Corp.	44,043	1,350,799
Expeditors International of Washington, Inc.	10,879	1,200,063
JB Hunt Transport Services, Inc.	6,155	1,027,700
Old Dominion Freight Line, Inc.	7,225	2,242,929
		6,581,876
Water — 0.0%
American Water Works Co., Inc.	162	23,401
Total Long-Term Investment Securities (cost $529,442,686)		642,967,212
SHORT-TERM INVESTMENTS — 0.4%
U.S. Government — 0.4%
United States Treasury Bills
4.90%, 08/24/2023(1)	$ 900,000	889,176
4.95%, 08/24/2023(1)	1,800,000	1,778,353
Total Short-Term Investments (cost $2,668,919)		2,667,529

VALIC Company I U.S. Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — May 31, 2023 — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 5.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.52% dated 05/31/2023, to be repurchased 06/01/2023 in the amount of $38,916,563 and collateralized by $38,047,300 of United States Treasury Inflation Indexed Notes, bearing interest at 0.13% due 10/15/2026 and having an approximate value of $39,693,263 (cost $38,914,920)	$38,914,920	$ 38,914,920
TOTAL INVESTMENTS (cost $571,026,525)(2)	99.9%	684,549,661
Other assets less liabilities	0.1	789,004
NET ASSETS	100.0%	$685,338,665
†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 5 for cost of investments on a tax basis.
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
200	Long	S&P 500 E-Mini Index	June 2023	$39,912,625	$41,905,000	$1,992,375
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$642,967,212	$ —	$—	$642,967,212
Short-Term Investments	—	2,667,529	—	2,667,529
Repurchase Agreements	—	38,914,920	—	38,914,920
Total Investments at Value	$642,967,212	$41,582,449	$—	$684,549,661
Other Financial Instruments:†
Futures Contracts	$ 1,992,375	$ —	$—	$ 1,992,375
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — May 31, 2023

	AGGRESSIVE GROWTH LIFESTYLE FUND	ASSET ALLOCATION FUND	CAPITAL APPRECIATION FUND	CONSERVATIVE GROWTH LIFESTYLE FUND	CORE BOND FUND	DIVIDEND VALUE FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$5,055,122	$132,535,613	$61,602,241	$2,070,288	$2,812,454,043	$1,056,821,922
Investment securities, at value (affiliated)*†	624,962,985	–	–	301,488,729	–	–
Repurchase agreements (cost approximates value)	–	2,151,092	–	–	–	–
Cash	–	7,586	–	–	–	–
Foreign cash*	–	–	–	–	44	157
Cash collateral for futures contracts	–	–	–	–	–	–
Cash collateral for centrally cleared swap contracts	–	–	–	–	–	–
Due from broker	–	–	–	–	–	–
Receivable for:	–	–	–	–	–	–
Fund shares sold	219,869	47,401	150	26,285	2,999	40,334
Dividends and interest	23,086	389,341	36,496	9,483	17,068,300	3,797,423
Investments sold	–	963,539	–	–	4,708,623	1,524,138
Investments sold on an extended settlement basis	–	–	–	–	213,363	–
Securities lending income	–	164	56	–	20,125	9,828
Prepaid expenses and other assets	21,132	15,521	10,623	15,142	84,126	20,771
Due from investment adviser for expense reimbursements/fee waivers	16,160	5,700	–	7,782	–	109,468
Variation margin on futures contracts	–	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–
Unrealized appreciation on swap contracts	–	–	–	–	–	–

TOTAL ASSETS	630,298,354	136,115,957	61,649,566	303,617,709	2,834,551,623	1,062,324,041

LIABILITIES:
Payable for:
Fund shares reacquired	25	77,346	22,311	23	1,021,902	299,474
Investments purchased	–	1,090,421	–	–	4,651,720	836,668
Investments purchased on an extended settlement basis	–	8,113	–	–	5,183,384	–
Accrued foreign tax on capital gains	–	–	–	–	–	–
Investment advisory and management fees	53,866	56,997	28,063	25,941	988,817	687,072
Administrative service fee	–	7,570	3,388	–	159,209	66,079
Transfer agent fees and expenses	256	117	665	160	554	429
Directors’ fees and expenses	17,108	5,750	7,849	10,561	76,154	15,838
Other accrued expenses	79,953	101,749	76,489	67,468	220,324	135,054
Line of credit	–	–	–	–	–	–
Variation margin on futures contracts	–	–	–	–	–	–
Collateral upon return of securities loaned	–	244,500	–	–	13,274,540	10,445,873
Due to custodian	–	–	–	–	214,187	29
Due to custodian for foreign cash*	–	–	–	–	–	–
Due to broker	–	45	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–
Unrealized depreciation on swap contracts	–	–	–	–	–	–

TOTAL LIABILITIES	151,208	1,592,608	138,765	104,153	25,790,791	12,486,516

NET ASSETS	$630,147,146	$134,523,349	$61,510,801	$303,513,556	$2,808,760,832	$1,049,837,525

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$699,860	$137,908	$41,768	$297,480	$2,924,714	$995,812
Additional paid-in capital	661,949,197	136,949,906	33,703,934	337,578,146	3,145,807,829	1,049,291,101
Total accumulated earnings (loss)	(32,501,911)	(2,564,465)	27,765,099	(34,362,070)	(339,971,711)	(449,388)

NET ASSETS	$630,147,146	$134,523,349	$61,510,801	$303,513,556	$2,808,760,832	$1,049,837,525

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	69,986,008	13,790,828	4,176,756	29,748,019	292,471,445	99,581,191
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$9.00	$9.75	$14.73	$10.20	$9.60	$10.54

* Cost
Investment securities (unaffiliated)	$5,055,122	$134,177,695	$47,447,892	$2,070,288	$3,099,237,944	$1,075,877,799

Investment securities (affiliated)	$660,462,151	$–	$–	$325,178,691	$–	$–

Foreign cash	$–	$–	$–	$–	$45	$173

† Including securities on loan	$–	$1,656,290	$–	$–	$63,374,783	$16,721,345

See Notes to Financial Statements

226

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — May 31, 2023 — (continued)

	DYNAMIC ALLOCATION FUND	EMERGING ECONOMIES FUND	GLOBAL REAL ESTATE FUND	GLOBAL STRATEGY FUND	GOVERNMENT SECURITIES FUND	GROWTH FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$24,328,357	$624,155,572	$272,569,304	$208,892,385	$146,498,796	$1,031,738,157
Investment securities, at value (affiliated)*†	123,840,236	–	–	–	–	–
Repurchase agreements (cost approximates value)	–	–	–	–	2,913,803	–
Cash	–	22,317,218	4,829,249	–	–	–
Foreign cash*	–	408,747	–	6,698	–	1,746
Cash collateral for futures contracts	–	146,878	–	3,431,902	–	–
Cash collateral for centrally cleared swap contracts	–	–	–	–	–	–
Due from broker	–	13,136	–	72,600	–	7
Receivable for:	–	–	–	–	–	–
Fund shares sold	3,933	108,882	97,059	23,421	309,953	7,878
Dividends and interest	84,948	1,935,945	845,462	1,549,336	599,114	796,531
Investments sold	976,766	–	–	–	–	–
Investments sold on an extended settlement basis	–	–	–	–	–	–
Securities lending income	–	1,774	325	5,334	–	572
Prepaid expenses and other assets	7,525	18,765	13,008	15,664	13,651	8,457
Due from investment adviser for expense reimbursements/fee waivers	7,625	–	–	10,710	–	131,240
Variation margin on futures contracts	24,500	–	–	270,676	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	193,971	–	–
Unrealized appreciation on swap contracts	–	–	–	–	–	–

TOTAL ASSETS	149,273,890	649,106,917	278,354,407	214,472,697	150,335,317	1,032,684,588

LIABILITIES:
Payable for:
Fund shares reacquired	24,783	44,765	1,239	1,644	10,138	504,672
Investments purchased	–	–	131	1,134,518	–	11,491,057
Investments purchased on an extended settlement basis	1,013,048	212,773	–	1,265,000	–	–
Accrued foreign tax on capital gains	–	936,975	–	49,238	–	–
Investment advisory and management fees	31,521	396,202	186,132	89,246	64,563	574,993
Administrative service fee	1,344	34,075	16,649	11,852	8,574	54,465
Transfer agent fees and expenses	117	380	320	117	538	194
Directors’ fees and expenses	2,676	13,050	10,289	10,399	6,946	27,987
Other accrued expenses	67,128	211,354	113,902	159,145	81,019	133,328
Line of credit	–	–	–	–	–	225,000
Variation margin on futures contracts	61,250	44,440	–	–	–	2,450
Collateral upon return of securities loaned	–	610	229,290	3,285,148	–	3,365,765
Due to custodian	–	–	–	1,049,939	7,855	22,176
Due to custodian for foreign cash*	–	–	388,400	–	–	–
Due to broker	978,548	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	221,400	–	–
Unrealized depreciation on swap contracts	–	–	–	–	–	–

TOTAL LIABILITIES	2,180,415	1,894,624	946,352	7,277,646	179,633	16,402,087

NET ASSETS	$147,093,475	$647,212,293	$277,408,055	$207,195,051	$150,155,684	$1,016,282,501

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$161,511	$1,210,422	$457,492	$254,709	$160,631	$912,748
Additional paid-in capital	163,147,285	788,203,013	384,435,676	238,488,259	172,474,192	902,518,063
Total accumulated earnings (loss)	(16,215,321)	(142,201,142)	(107,485,113)	(31,547,917)	(22,479,139)	112,851,690

NET ASSETS	$147,093,475	$647,212,293	$277,408,055	$207,195,051	$150,155,684	$1,016,282,501

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	16,151,064	121,042,245	45,749,231	25,470,877	16,063,116	91,274,847
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$9.11	$5.35	$6.06	$8.13	$9.35	$11.13

* Cost
Investment securities (unaffiliated)	$26,644,629	$678,586,721	$301,967,712	$212,730,401	$159,145,798	$875,608,080

Investment securities (affiliated)	$140,040,115	$–	$–	$–	$–	$–

Foreign cash	$–	$409,354	$(389,482)	$6,901	$–	$2,152

† Including securities on loan	$–	$2,936,715	$2,351,557	$5,792,174	$–	$3,272,376

See Notes to Financial Statements

227

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — May 31, 2023 — (continued)

	HIGH YIELD BOND FUND	INFLATION PROTECTED FUND	INTERNATIONAL EQUITIES INDEX FUND	INTERNATIONAL GOVERNMENT BOND FUND	INTERNATIONAL GROWTH FUND	INTERNATIONAL OPPORTUNITIES FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$388,343,671	$493,319,736	$1,954,587,913	$68,542,557	$434,052,559	$476,026,272
Investment securities, at value (affiliated)*†	–	–	–	–	–	–
Repurchase agreements (cost approximates value)	5,621,062	28,089,456	73,439,132	–	–	13,243,594
Cash	111	8,167	1	2,392,132	8,573,298	6,257
Foreign cash*	–	697	23,386,084	162,707	554,165	234,729
Cash collateral for futures contracts	–	–	–	–	–	–
Cash collateral for centrally cleared swap contracts	–	–	–	–	–	–
Due from broker	–	765,338	–	–	–	–
Receivable for:	–	–	–	–	–	–
Fund shares sold	238	9	63,803	420	31,083	164,762
Dividends and interest	6,047,318	1,954,178	13,633,162	641,090	1,311,069	1,946,628
Investments sold	–	–	–	–	61,063	1,776,913
Investments sold on an extended settlement basis	–	18,755,855	–	–	–	–
Securities lending income	6,952	15	51,167	578	7,702	17,027
Prepaid expenses and other assets	24,857	15,381	33,951	11,023	23,260	39,743
Due from investment adviser for expense reimbursements/fee waivers	28,194	12,648	–	–	72,375	159,728
Variation margin on futures contracts	–	193,938	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	18,767	1,934,329	–	–	–	–
Unrealized appreciation on swap contracts	–	–	–	–	–	–

TOTAL ASSETS	400,091,170	545,049,747	2,065,195,213	71,750,507	444,686,574	493,615,653

LIABILITIES:
Payable for:
Fund shares reacquired	272,242	441,127	225,974	24,082	69,210	14,462
Investments purchased	–	–	–	1,270,094	–	8,235,288
Investments purchased on an extended settlement basis	–	56,935,775	–	175,730	–	125,865
Accrued foreign tax on capital gains	–	–	–	–	1,167,375	102,908
Investment advisory and management fees	206,811	200,261	459,400	26,453	336,305	325,726
Administrative service fee	22,183	27,993	113,002	3,513	24,029	26,330
Transfer agent fees and expenses	1,549	428	584	552	267	716
Directors’ fees and expenses	19,719	10,391	29,570	7,119	17,516	34,010
Other accrued expenses	101,475	137,381	396,440	78,800	128,096	218,367
Line of credit	–	–	–	–	–	–
Variation margin on futures contracts	–	576,670	1,285,955	–	–	–
Collateral upon return of securities loaned	13,392,623	491,480	84,759,616	698,205	27,278,909	18,192,483
Due to custodian	–	–	–	–	–	–
Due to custodian for foreign cash*	–	–	–	–	–	–
Due to broker	–	–	36	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	2,215,778	–	–	–	–
Unrealized depreciation on swap contracts	–	864,931	–	–	–	–

TOTAL LIABILITIES	14,016,602	61,902,215	87,270,577	2,284,548	29,021,707	27,276,155

NET ASSETS	$386,074,568	$483,147,532	$1,977,924,636	$69,465,959	$415,664,867	$466,339,498

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$584,542	$508,332	$2,711,157	$72,623	$380,533	$356,049
Additional paid-in capital	436,661,068	563,093,778	1,783,663,573	101,482,697	360,775,675	523,898,587
Total accumulated earnings (loss)	(51,171,042)	(80,454,578)	191,549,906	(32,089,361)	54,508,659	(57,915,138)

NET ASSETS	$386,074,568	$483,147,532	$1,977,924,636	$69,465,959	$415,664,867	$466,339,498

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	58,454,245	50,833,199	271,115,714	7,262,275	38,053,348	35,604,869
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$6.60	$9.50	$7.30	$9.57	$10.92	$13.10

* Cost
Investment securities (unaffiliated)	$416,808,919	$556,385,872	$1,763,157,175	$77,267,484	$372,178,342	$481,154,378

Investment securities (affiliated)	$–	$–	$–	$–	$–	$–

Foreign cash	$–	$13,107	$23,805,082	$169,290	$555,890	$235,742

† Including securities on loan	$13,130,983	$479,644	$105,864,529	$5,138,749	$28,305,513	$31,841,854

See Notes to Financial Statements

228

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — May 31, 2023 — (continued)

	INTERNATIONAL SOCIALLY RESPONSIBLE FUND	INTERNATIONAL VALUE FUND	LARGE CAPITAL GROWTH FUND	MID CAP INDEX FUND	MID CAP STRATEGIC GROWTH FUND	MID CAP VALUE FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$377,266,995	$471,373,851	$714,231,401	$2,781,449,836	$762,884,039	$619,939,502
Investment securities, at value (affiliated)*†	–	–	–	–	–	–
Repurchase agreements (cost approximates value)	5,800,638	–	–	121,806,529	–	701,240
Cash	–	–	1,546	7	8,067,055	3
Foreign cash*	15,549,137	655	–	–	2	47
Cash collateral for futures contracts	–	–	–	–	–	–
Cash collateral for centrally cleared swap contracts	–	–	–	–	–	–
Due from broker	–	–	–	–	–	–
Receivable for:	–	–	–	–	–	–
Fund shares sold	131,065	35,482	66,534	148,291	14,642	31,536
Dividends and interest	2,671,228	2,559,559	769,063	3,385,266	464,430	1,083,070
Investments sold	–	8,221,572	–	–	607,443	2,609,836
Investments sold on an extended settlement basis	–	–	–	–	–	–
Securities lending income	12	15,231	–	12,009	737	3,380
Prepaid expenses and other assets	18,155	26,236	16,239	93,442	37,593	47,826
Due from investment adviser for expense reimbursements/fee waivers	–	29,346	–	–	–	–
Variation margin on futures contracts	–	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–
Unrealized appreciation on swap contracts	–	–	–	–	–	–

TOTAL ASSETS	401,437,230	482,261,932	715,084,783	2,906,895,380	772,075,941	624,416,440

LIABILITIES:
Payable for:
Fund shares reacquired	126,396	50,335	95,555	338,069	77,206	14,163
Investments purchased	–	–	–	–	305,108	3,273,221
Investments purchased on an extended settlement basis	–	–	–	–	–	–
Accrued foreign tax on capital gains	–	49,383	–	–	–	–
Investment advisory and management fees	175,742	295,677	387,840	664,952	418,162	417,366
Administrative service fee	23,338	27,836	40,238	165,332	42,752	39,281
Transfer agent fees and expenses	233	311	311	756	407	704
Directors’ fees and expenses	13,205	20,515	11,324	85,379	20,303	42,927
Other accrued expenses	114,260	150,860	100,119	224,255	96,804	143,133
Line of credit	–	–	–	–	–	–
Variation margin on futures contracts	281,480	–	–	1,965,600	–	–
Collateral upon return of securities loaned	52,359	7,271,352	–	8,361,089	621,723	781,598
Due to custodian	–	–	–	–	–	–
Due to custodian for foreign cash*	–	–	–	–	–	–
Due to broker	49	26,531	–	10	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–
Unrealized depreciation on swap contracts	–	–	–	–	–	–

TOTAL LIABILITIES	787,062	7,892,800	635,387	11,805,442	1,582,465	4,712,393

NET ASSETS	$400,650,168	$474,369,132	$714,449,396	$2,895,089,938	$770,493,476	$619,704,047

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$183,380	$528,748	$417,289	$1,302,954	$513,833	$388,778
Additional paid-in capital	355,994,067	503,105,225	513,379,629	2,224,392,309	850,956,360	541,666,462
Total accumulated earnings (loss)	44,472,721	(29,264,841)	200,652,478	669,394,675	(80,976,717)	77,648,807

NET ASSETS	$400,650,168	$474,369,132	$714,449,396	$2,895,089,938	$770,493,476	$619,704,047

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	18,338,023	52,874,808	41,728,891	130,295,367	51,383,283	38,877,758
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$21.85	$8.97	$17.12	$22.22	$15.00	$15.94

* Cost
Investment securities (unaffiliated)	$334,936,099	$491,480,325	$552,062,088	$2,253,144,741	$757,235,569	$604,832,462

Investment securities (affiliated)	$–	$–	$–	$–	$–	$–

Foreign cash	$15,914,175	$660	$–	$–	$2	$49

† Including securities on loan	$51,125	$9,465,636	$–	$32,814,096	$4,599,406	$4,314,996

See Notes to Financial Statements

229

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — May 31, 2023 — (continued)

	MODERATE GROWTH LIFESTYLE FUND	NASDAQ-100® INDEX FUND	SCIENCE & TECHNOLOGY FUND	SMALL CAP GROWTH FUND	SMALL CAP INDEX FUND	SMALL CAP SPECIAL VALUES FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$7,557,990	$769,940,793	$2,139,003,871	$538,777,202	$850,648,604	$191,717,432
Investment securities, at value (affiliated)*†	979,311,884	–	–	–	–	–
Repurchase agreements (cost approximates value)	–	3,743,326	1,092,649	–	65,144,854	–
Cash	–	–	29,022,270	4,528,906	97	–
Foreign cash*	–	–	959,760	–	–	–
Cash collateral for futures contracts	–	–	–	–	–	–
Cash collateral for centrally cleared swap contracts	–	–	–	–	–	–
Due from broker	–	9	–	–	20	–
Receivable for:	–	–	–	–	–	–
Fund shares sold	289,777	594,998	1,189,939	9,048	62,826	9,551
Dividends and interest	31,669	543,132	1,276,221	167,555	860,879	272,832
Investments sold	–	–	793,858	2,844,128	–	244,338
Investments sold on an extended settlement basis	–	–	–	–	–	–
Securities lending income	–	19,531	171	3,266	100,648	904
Prepaid expenses and other assets	30,355	23,281	66,399	29,189	33,701	10,770
Due from investment adviser for expense reimbursements/fee waivers	25,295	31,028	69,257	13,916	38,113	–
Variation margin on futures contracts	–	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–
Unrealized appreciation on swap contracts	–	–	–	–	–	–

TOTAL ASSETS	987,246,970	774,896,098	2,173,474,395	546,373,210	916,889,742	192,255,827

LIABILITIES:
Payable for:
Fund shares reacquired	733	646,661	402,164	21,020	45,964	103,942
Investments purchased	–	–	5,096,075	1,133,740	111,033	61,889
Investments purchased on an extended settlement basis	–	–	–	–	–	88,481
Accrued foreign tax on capital gains	–	–	–	–	–	–
Investment advisory and management fees	84,316	236,138	1,492,934	375,350	233,030	123,492
Administrative service fee	–	41,205	114,966	30,802	50,614	10,933
Transfer agent fees and expenses	382	641	631	353	745	429
Directors’ fees and expenses	26,956	8,636	53,120	23,851	29,968	5,845
Other accrued expenses	91,095	–	183,700	117,790	174,923	75,380
Line of credit	–	–	–	–	–	–
Variation margin on futures contracts	–	40,425	–	–	802,190	–
Collateral upon return of securities loaned	–	3,262,035	–	3,753,898	22,439,110	3,038,697
Due to custodian	–	–	–	–	–	–
Due to custodian for foreign cash*	–	–	–	–	–	–
Due to broker	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–
Unrealized depreciation on swap contracts	–	–	–	–	–	–

TOTAL LIABILITIES	203,482	4,235,741	7,343,590	5,456,804	23,887,577	3,509,088

NET ASSETS	$987,043,488	$770,660,357	$2,166,130,805	$540,916,406	$893,002,165	$188,746,739

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$813,468	$391,049	$1,040,006	$403,970	$696,607	$185,081
Additional paid-in capital	1,050,669,121	277,631,508	2,443,607,923	717,244,097	840,959,951	180,425,258
Total accumulated earnings (loss)	(64,439,101)	492,637,800	(278,517,124)	(176,731,661)	51,345,607	8,136,400

NET ASSETS	$987,043,488	$770,660,357	$2,166,130,805	$540,916,406	$893,002,165	$188,746,739

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	81,346,822	39,104,860	104,000,571	40,397,045	69,660,730	18,508,096
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$12.13	$19.71	$20.83	$13.39	$12.82	$10.20

* Cost
Investment securities (unaffiliated)	$7,557,990	$316,611,167	$1,895,007,755	$632,346,543	$800,275,719	$189,457,128

Investment securities (affiliated)	$1,040,625,357	$–	$–	$–	$–	$–

Foreign cash	$–	$–	$941,649	$–	$–	$–

† Including securities on loan	$–	$3,951,426	$5,784,352	$7,731,733	$33,875,529	$2,967,718

See Notes to Financial Statements

230

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — May 31, 2023 — (continued)

	SMALL CAP VALUE FUND	STOCK INDEX FUND	SYSTEMATIC CORE FUND	SYSTEMATIC GROWTH FUND	SYSTEMATIC VALUE FUND	U.S. SOCIALLY RESPONSIBLE FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$428,641,848	$5,086,780,206	$531,750,891	$770,527,359	$401,908,723	$645,634,741
Investment securities, at value (affiliated)*†	–	5,697,663	–	–	–	–
Repurchase agreements (cost approximates value)	10,216,294	265,141,229	–	–	143,775	38,914,920
Cash	29	6	29,093	1,051,264	–	–
Foreign cash*	–	–	–	–	–	–
Cash collateral for futures contracts	770,000	–	–	–	–	–
Cash collateral for centrally cleared swap contracts	–	–	–	–	–	–
Due from broker	–	–	–	–	–	1
Receivable for:	–	–	–	–	–	–
Fund shares sold	72,639	14,212	6,754	9,039	16,382	423,115
Dividends and interest	871,981	7,985,914	780,353	604,562	903,500	986,211
Investments sold	701,970	–	–	1,946,082	3,392,504	–
Investments sold on an extended settlement basis	–	–	–	–	–	–
Securities lending income	11,463	901	4,209	7	1,949	218
Prepaid expenses and other assets	37,214	157,918	26,416	18,739	23,253	44,010
Due from investment adviser for expense reimbursements/fee waivers	62,122	22,524	99,577	109,533	104,262	–
Variation margin on futures contracts	–	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–
Unrealized appreciation on swap contracts	–	–	–	–	–	–

TOTAL ASSETS	441,385,560	5,365,800,573	532,697,293	774,266,585	406,494,348	686,003,216

LIABILITIES:
Payable for:
Fund shares reacquired	7,001	1,077,625	67,539	222,721	83,842	82,512
Investments purchased	2,092,979	–	–	–	–	–
Investments purchased on an extended settlement basis	–	–	–	–	–	–
Accrued foreign tax on capital gains	–	–	–	–	–	–
Investment advisory and management fees	250,404	1,054,375	338,769	466,943	236,518	144,771
Administrative service fee	25,146	297,553	30,054	42,782	23,077	38,451
Transfer agent fees and expenses	314	818	649	87	272	225
Directors’ fees and expenses	22,910	149,569	21,312	13,792	18,214	38,406
Other accrued expenses	171,867	322,477	87,943	128,525	77,368	115,186
Line of credit	–	–	–	–	–	–
Variation margin on futures contracts	100,880	1,719,900	–	–	–	245,000
Collateral upon return of securities loaned	5,234,292	450,000	1,019,576	116,374	4,300,077	–
Due to custodian	–	–	–	–	–	–
Due to custodian for foreign cash*	–	–	–	–	–	–
Due to broker	3,911	16	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–
Unrealized depreciation on swap contracts	–	–	–	–	–	–

TOTAL LIABILITIES	7,909,704	5,072,333	1,565,842	991,224	4,739,368	664,551

NET ASSETS	$433,475,856	$5,360,728,240	$531,131,451	$773,275,361	$401,754,980	$685,338,665

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$420,924	$1,203,677	$218,210	$545,608	$346,518	$409,238
Additional paid-in capital	456,835,736	1,877,055,161	442,356,386	536,303,434	402,817,629	510,724,465
Total accumulated earnings (loss)	(23,780,804)	3,482,469,402	88,556,855	236,426,319	(1,409,167)	174,204,962

NET ASSETS	$433,475,856	$5,360,728,240	$531,131,451	$773,275,361	$401,754,980	$685,338,665

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	42,092,434	120,367,707	21,820,991	54,560,830	34,651,768	40,923,767
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$10.30	$44.54	$24.34	$14.17	$11.59	$16.75

* Cost
Investment securities (unaffiliated)	$452,653,732	$1,999,085,032	$453,808,667	$634,475,085	$403,855,606	$532,111,605

Investment securities (affiliated)	$–	$3,978,579	$–	$–	$–	$–

Foreign cash	$–	$–	$–	$–	$–	$–

† Including securities on loan	$10,254,430	$2,404,811	$3,242,632	$109,485	$4,082,092	$–

See Notes to Financial Statements

231

VALIC Company I

STATEMENTS OF OPERATIONS — For the Year Ended May 31, 2023

	AGGRESSIVE GROWTH LIFESTYLE FUND	ASSET ALLOCATION FUND	CAPITAL APPRECIATION FUND	CONSERVATIVE GROWTH LIFESTYLE FUND	CORE BOND FUND	DIVIDEND VALUE FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$527,025	$1,375,081	$691,125	$344,935	$4,339,764	$31,947,124
Dividends (affiliated)	11,001,766	–	–	6,288,236	–	–
Securities lending income	–	2,398	474	–	172,912	34,725
Interest (unaffiliated)	349	1,422,362	50	–	99,986,170	1,256

Total investment income*	11,529,140	2,799,841	691,649	6,633,171	104,498,846	31,983,105

EXPENSES:
Investment advisory and management fees	626,260	665,219	469,693	309,765	12,107,977	8,371,246
Administrative service fee	–	88,609	56,903	–	1,957,714	810,637
Transfer agent fees and expenses	2,657	1,232	2,892	1,676	5,754	2,548
Custodian fees	12,000	60,927	21,248	11,999	150,610	59,153
Reports to shareholders	36,346	7,912	3,971	19,267	84,314	46,329
Audit and tax fees	36,925	49,084	49,429	36,925	49,427	37,160
Legal fees	33,335	20,282	18,373	25,427	89,522	49,386
Directors’ fees and expenses	48,137	10,328	8,976	23,793	224,370	92,796
Interest expense	–	–	1,717	–	–	95
License fee	27,714	318	3,178	14,024	2,987	38,677
Other expenses	61,829	78,678	47,791	48,241	161,441	100,463

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	885,203	982,589	684,171	491,117	14,834,116	9,608,490

Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	(265,177)	(66,522)	(63,151)	(104,152)	(58,353)	(1,338,850)
Fees paid indirectly (Note 7)	–	(944)	(372)	–	–	(1,390)

Net expenses	620,026	915,123	620,648	386,965	14,775,763	8,268,250

Net investment income (loss)	10,909,114	1,884,718	71,001	6,246,206	89,723,083	23,714,855

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	–	(2,497,382)	17,698,549	–	(74,744,268)	7,782,373
Investments (affiliated)	(33,127,178)	–	–	(21,538,785)	–	–
Futures contracts	–	(39,015)	–	–	–	–
Forward contracts	–	–	–	–	–	–
Swap contracts	–	–	–	–	–	–
Net realized gain (loss) on capital gain distributions from underlying funds (affiliated)	31,051,801	–	–	7,402,920	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	–	49	–	–	–	228

Net realized gain (loss) on investments and foreign currencies	(2,075,377)	(2,536,348)	17,698,549	(14,135,865)	(74,744,268)	7,782,601

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	–	1,968,688	(19,098,442)	–	(78,389,202)	(68,192,869)
Investments (affiliated)	(11,850,701)	–	–	3,267,309	–	–
Futures contracts	–	(33,331)	–	–	–	–
Forward contracts	–	–	–	–	–	–
Swap contracts	–	–	–	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	–	(60)	–	–	(1)	(16,937)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	(11,850,701)	1,935,297	(19,098,442)	3,267,309	(78,389,203)	(68,209,806)

Net realized and unrealized gain (loss) on investments and foreign currencies	(13,926,078)	(601,051)	(1,399,893)	(10,868,556)	(153,133,471)	(60,427,205)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3,016,964)	$1,283,667	$(1,328,892)	$(4,622,350)	$(63,410,388)	$(36,712,350)

* Net of foreign withholding taxes on interest and dividends of	$–	$8,068	$–	$–	$271	$494,789

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$–

See Notes to Financial Statements

232

VALIC Company I

STATEMENTS OF OPERATIONS — For the Year Ended May 31, 2023 — (continued)

	DYNAMIC ALLOCATION FUND	EMERGING ECONOMIES FUND	GLOBAL REAL ESTATE FUND	GLOBAL STRATEGY FUND	GOVERNMENT SECURITIES FUND	GROWTH FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$153,659	$27,160,481	$13,056,017	$3,590,200	$–	$7,326,639
Dividends (affiliated)	2,190,522	–	–	–	–	–
Securities lending income	–	58,188	36,944	55,963	792	8,932
Interest (unaffiliated)	446,613	103,253	38,546	3,840,653	5,322,885	6,395

Total investment income*	2,790,794	27,321,922	13,131,507	7,486,816	5,323,677	7,341,966

EXPENSES:
Investment advisory and management fees	388,280	4,523,637	3,013,510	1,069,604	855,781	6,331,716
Administrative service fee	18,137	389,141	275,204	142,477	114,008	599,652
Transfer agent fees and expenses	1,263	3,859	2,681	1,233	3,277	2,055
Custodian fees	23,301	343,994	58,331	162,499	32,869	41,961
Reports to shareholders	5,954	42,906	39,833	23,055	8,267	42,273
Audit and tax fees	37,863	48,758	39,179	51,251	43,658	37,159
Legal fees	20,435	32,637	41,793	30,619	21,373	39,008
Directors’ fees and expenses	12,071	43,627	35,847	16,450	14,533	69,530
Interest expense	192	27,138	11,301	5,123	–	6,581
License fee	6,005	11,865	33,814	21,688	318	27,682
Other expenses	45,129	115,440	76,647	133,641	57,395	139,587

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	558,630	5,583,002	3,628,140	1,657,640	1,151,479	7,337,204

Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	(66,573)	–	–	(128,352)	–	(1,440,598)
Fees paid indirectly (Note 7)	–	–	(587)	–	–	–

Net expenses	492,057	5,583,002	3,627,553	1,529,288	1,151,479	5,896,606

Net investment income (loss)	2,298,737	21,738,920	9,503,954	5,957,528	4,172,198	1,445,360

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	(4,266,849)	(70,424,004)	(79,124,501)	(15,522,284)	(9,312,449)	18,182,686
Investments (affiliated)	(2,954,552)	–	–	–	–	–
Futures contracts	541,458	800,133	–	(3,690,187)	–	(38,761)
Forward contracts	–	–	–	1,215,673	–	–
Swap contracts	–	–	–	(278,224)	–	–
Net realized gain (loss) on capital gain distributions from underlying funds (affiliated)	11,214,827	–	–	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	–	(1,048,129)	55,200	108,485	–	(353)

Net realized gain (loss) on investments and foreign currencies	4,534,884	(70,672,000)	(79,069,301)	(18,166,537)	(9,312,449)	18,143,572

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	795,050	(28,320,728)	(14,593,136)	6,073,394	(3,247,068)	41,605,764
Investments (affiliated)	(11,059,463)	–	–	–	–	–
Futures contracts	(322,863)	(107,510)	–	591,933	–	36,146
Forward contracts	–	–	–	78,919	–	–
Swap contracts	–	–	–	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	–	24,563	13,219	(10,322)	–	1,094
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	(450,208)	–	4,112	–	–

Net unrealized gain (loss) on investments and foreign currencies	(10,587,276)	(28,853,883)	(14,579,917)	6,738,036	(3,247,068)	41,643,004

Net realized and unrealized gain (loss) on investments and foreign currencies	(6,052,392)	(99,525,883)	(93,649,218)	(11,428,501)	(12,559,517)	59,786,576

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3,753,655)	$(77,786,963)	$(84,145,264)	$(5,470,973)	$(8,387,319)	$61,231,936

* Net of foreign withholding taxes on interest and dividends of	$–	$3,057,552	$585,710	$267,887	$–	$115,743

** Net of foreign withholding taxes on capital gains of	$–	$184,962	$232,427	$51,900	$–	$–

See Notes to Financial Statements

233

VALIC Company I

STATEMENTS OF OPERATIONS — For the Year Ended May 31, 2023 — (continued)

	HIGH YIELD BOND FUND	INFLATION PROTECTED FUND	INTERNATIONAL EQUITIES INDEX FUND	INTERNATIONAL GOVERNMENT BOND FUND	INTERNATIONAL GROWTH FUND	INTERNATIONAL OPPORTUNITIES FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$–	$–	$53,213,765	$–	$4,068,424	$9,632,285
Dividends (affiliated)	–	–	–	–	–	–
Securities lending income	67,807	787	272,560	17,080	53,130	96,713
Interest (unaffiliated)	25,828,350	36,532,787	650,071	2,758,372	84,748	549,836

Total investment income*	25,896,157	36,533,574	54,136,396	2,775,452	4,206,302	10,278,834

EXPENSES:
Investment advisory and management fees	2,658,988	3,279,921	4,610,436	477,904	3,662,678	3,709,013
Administrative service fee	286,872	483,879	1,112,695	63,689	261,768	300,449
Transfer agent fees and expenses	3,783	2,547	6,164	2,547	2,103	3,714
Custodian fees	43,286	128,710	267,929	20,222	92,102	223,484
Reports to shareholders	24,173	32,799	63,563	7,988	18,970	81,738
Audit and tax fees	49,427	45,760	48,758	49,456	46,962	49,427
Legal fees	26,576	38,692	56,045	25,258	29,469	44,234
Directors’ fees and expenses	33,462	58,854	124,373	8,886	29,842	33,786
Interest expense	3,949	47,494	39,949	139	–	7,744
License fee	11,883	3,107	461,295	13,734	8,525	8,803
Other expenses	74,140	90,176	175,582	55,650	86,853	142,874

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	3,216,539	4,211,939	6,966,789	725,473	4,239,272	4,605,266

Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	(282,360)	(217,886)	–	–	(786,151)	(311,819)
Fees paid indirectly (Note 7)	–	–	–	–	–	(1,507)

Net expenses	2,934,179	3,994,053	6,966,789	725,473	3,453,121	4,291,940

Net investment income (loss)	22,961,978	32,539,521	47,169,607	2,049,979	753,181	5,986,894

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	(30,460,952)	(58,303,685)	(12,717,994)	(17,754,054)	(6,134,797)	(42,951,943)
Investments (affiliated)	–	–	–	–	–	–
Futures contracts	–	9,362,170	170,685	–	–	–
Forward contracts	246,195	18,735,909	–	–	–	–
Swap contracts	320,770	39,471	–	–	–	–
Net realized gain (loss) on capital gain distributions from underlying funds (affiliated)	–	–	–	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	25,724	(88,037)	(34,339)	(39,240)	(75,282)	(671,087)

Net realized gain (loss) on investments and foreign currencies	(29,868,263)	(30,254,172)	(12,581,648)	(17,793,294)	(6,210,079)	(43,623,030)

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	6,579,813	(13,693,838)	42,532,764	6,935,432	40,254,220	(2,690,948)
Investments (affiliated)	–	–	–	–	–	–
Futures contracts	–	(2,740,307)	1,038,034	–	–	–
Forward contracts	33,273	(5,599,458)	–	–	–	–
Swap contracts	–	(1,458,319)	–	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	498	184,250	(290,940)	16,604	(92,801)	11,184
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	(301,836)	(17,184)

Net unrealized gain (loss) on investments and foreign currencies	6,613,584	(23,307,672)	43,279,858	6,952,036	39,859,583	(2,696,948)

Net realized and unrealized gain (loss) on investments and foreign currencies	(23,254,679)	(53,561,844)	30,698,210	(10,841,258)	33,649,504	(46,319,978)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(292,701)	$(21,022,323)	$77,867,817	$(8,791,279)	$34,402,685	$(40,333,084)

* Net of foreign withholding taxes on interest and dividends of	$–	$–	$5,177,207	$(441)	$561,494	$1,013,248

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$94,407	$96,903

See Notes to Financial Statements

234

VALIC Company I

STATEMENTS OF OPERATIONS — For the Year Ended May 31, 2023 — (continued)

	INTERNATIONAL SOCIALLY RESPONSIBLE FUND	INTERNATIONAL VALUE FUND	LARGE CAPITAL GROWTH FUND	MID CAP INDEX FUND	MID CAP STRATEGIC GROWTH FUND	MID CAP VALUE FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$10,160,878	$15,217,503	$7,426,014	$51,943,971	$5,067,362	$13,700,646
Dividends (affiliated)	–	–	–	–	–	–
Securities lending income	4,653	67,558	45	1,183,518	18,371	13,646
Interest (unaffiliated)	181,350	707	150,155	727,679	475,125	23,908

Total investment income*	10,346,881	15,285,768	7,576,214	53,855,168	5,560,858	13,738,200

EXPENSES:
Investment advisory and management fees	1,676,263	3,651,636	4,403,064	7,871,617	4,432,341	5,492,253
Administrative service fee	223,215	346,570	458,203	1,968,603	450,337	521,965
Transfer agent fees and expenses	2,453	3,287	3,287	6,488	2,894	3,284
Custodian fees	82,158	105,754	30,354	109,136	29,915	75,015
Reports to shareholders	21,686	41,084	34,720	104,610	39,312	44,856
Audit and tax fees	38,957	46,962	37,158	38,954	37,159	49,428
Legal fees	33,724	31,589	33,291	87,341	33,815	35,476
Directors’ fees and expenses	24,842	39,990	52,735	231,709	52,001	61,125
Interest expense	4,962	–	6,969	24,205	2,266	7,107
License fee	7,075	10,679	22,831	30,192	23,053	25,858
Other expenses	90,300	129,498	84,051	226,717	90,945	85,770

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	2,205,635	4,407,049	5,166,663	10,699,572	5,194,038	6,402,137

Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	–	(364,231)	–	–	–	(74,367)
Fees paid indirectly (Note 7)	–	–	–	–	(30,845)	(4,131)

Net expenses	2,205,635	4,042,818	5,166,663	10,699,572	5,163,193	6,323,639

Net investment income (loss)	8,141,246	11,242,950	2,409,551	43,155,596	397,665	7,414,561

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	(255,060)	3,097,119	36,361,881	127,983,279	(53,362,997)	65,713,984
Investments (affiliated)	–	–	–	–	–	–
Futures contracts	(26,550)	–	–	(3,661,893)	–	–
Forward contracts	–	–	–	–	–	–
Swap contracts	–	–	–	–	–	–
Net realized gain (loss) on capital gain distributions from underlying funds (affiliated)	–	–	–	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	129,704	(458,377)	(14,423)	–	(2,729)	537

Net realized gain (loss) on investments and foreign currencies	(151,906)	2,638,742	36,347,458	124,321,386	(53,365,726)	65,714,521

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	4,695,811	(26,197,710)	(18,170,127)	(273,128,456)	72,823,095	(110,195,899)
Investments (affiliated)	–	–	–	–	–	–
Futures contracts	282,653	–	–	(278,879)	–	–
Forward contracts	–	–	–	–	–	–
Swap contracts	–	–	–	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(308,774)	(56,248)	3,961	–	–	(1,205)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	192,660	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	4,669,690	(26,061,298)	(18,166,166)	(273,407,335)	72,823,095	(110,197,104)

Net realized and unrealized gain (loss) on investments and foreign currencies	4,517,784	(23,422,556)	18,181,292	(149,085,949)	19,457,369	(44,482,583)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$12,659,030	$(12,179,606)	$20,590,843	$(105,930,353)	$19,855,034	$(37,068,022)

* Net of foreign withholding taxes on interest and dividends of	$1,077,917	$1,230,862	$77,613	$–	$105,588	$84,106

** Net of foreign withholding taxes on capital gains of	$–	$162,219	$–	$–	$–	$–

See Notes to Financial Statements

235

VALIC Company I

STATEMENTS OF OPERATIONS — For the Year Ended May 31, 2023 — (continued)

	MODERATE GROWTH LIFESTYLE FUND	NASDAQ-100® INDEX FUND	SCIENCE & TECHNOLOGY FUND	SMALL CAP GROWTH FUND	SMALL CAP INDEX FUND	SMALL CAP SPECIAL VALUES FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$1,147,602	$6,081,807	$10,815,100	$2,663,168	$14,504,905	$4,979,761
Dividends (affiliated)	18,841,831	–	–	–	–	–
Securities lending income	–	214,930	136,279	47,389	1,258,731	13,230
Interest (unaffiliated)	–	164,322	217,364	66,063	556,995	16

Total investment income*	19,989,433	6,461,059	11,168,743	2,776,620	16,320,631	4,993,007

EXPENSES:
Investment advisory and management fees	989,433	2,598,839	16,577,825	4,227,725	2,745,648	1,574,144
Administrative service fee	–	453,031	1,279,316	347,774	598,225	139,792
Transfer agent fees and expenses	2,535	5,155	5,970	3,572	6,611	2,547
Custodian fees	11,926	40,238	117,412	71,070	110,727	12,314
Reports to shareholders	53,323	20,885	78,209	34,662	51,182	12,097
Audit and tax fees	36,924	38,954	37,159	49,427	38,954	37,158
Legal fees	42,651	32,360	88,649	28,969	38,128	22,058
Directors’ fees and expenses	75,822	52,352	146,707	39,883	69,016	16,440
Interest expense	–	7,230	3,158	–	15,076	–
License fee	43,735	222,972	320	16,622	217,143	5,355
Other expenses	77,577	85,120	227,282	73,962	119,468	55,201

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	1,333,926	3,557,136	18,562,007	4,893,666	4,010,178	1,877,106

Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	(266,175)	(249,162)	(700,766)	(253,301)	(299,138)	–
Fees paid indirectly (Note 7)	–	–	(51,854)	(21,900)	–	(3,497)

Net expenses	1,067,751	3,307,974	17,809,387	4,618,465	3,711,040	1,873,609

Net investment income (loss)	18,921,682	3,153,085	(6,640,644)	(1,841,845)	12,609,591	3,119,398

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	–	42,184,670	(374,310,950)	(70,129,195)	10,574,332	5,915,791
Investments (affiliated)	(49,433,380)	–	–	–	–	–
Futures contracts	–	(5,614,119)	–	–	(4,435,768)	–
Forward contracts	–	–	–	–	–	–
Swap contracts	–	–	–	–	–	–
Net realized gain (loss) on capital gain distributions from underlying funds (affiliated)	36,182,940	–	–	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	–	–	(35,532)	–	–	–

Net realized gain (loss) on investments and foreign currencies	(13,250,440)	36,570,551	(374,346,482)	(70,129,195)	6,138,564	5,915,791

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	–	40,670,296	602,121,019	62,611,397	(67,701,555)	(25,990,367)
Investments (affiliated)	(13,533,776)	–	–	–	–	–
Futures contracts	–	2,866,946	–	–	(418,120)	–
Forward contracts	–	–	–	–	–	–
Swap contracts	–	–	–	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	–	–	(53,264)	–	–	–
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	(13,533,776)	43,537,242	602,067,755	62,611,397	(68,119,675)	(25,990,367)

Net realized and unrealized gain (loss) on investments and foreign currencies	(26,784,216)	80,107,793	227,721,273	(7,517,798)	(61,981,111)	(20,074,576)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(7,862,534)	$83,260,878	$221,080,629	$(9,359,643)	$(49,371,520)	$(16,955,178)

* Net of foreign withholding taxes on interest and dividends of	$–	$12,585	$241,557	$–	$18,186	$5,606

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$–

See Notes to Financial Statements

236

VALIC Company I

STATEMENTS OF OPERATIONS — For the Year Ended May 31, 2023 — (continued)

	SMALL CAP VALUE FUND	STOCK INDEX FUND	SYSTEMATIC CORE FUND	SYSTEMATIC GROWTH FUND	SYSTEMATIC VALUE FUND	U.S. SOCIALLY RESPONSIBLE FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$10,464,496	$84,135,375	$9,313,894	$4,367,949	$10,240,810	$12,130,483
Dividends (affiliated)	–	148,528	–	–	–	–
Securities lending income	116,151	39,853	98,857	18,312	17,716	3,038
Interest (unaffiliated)	135,635	2,170,198	11,606	168,967	20,040	228,651

Total investment income*	10,716,282	86,493,954	9,424,357	4,555,228	10,278,566	12,362,172

EXPENSES:
Investment advisory and management fees	3,369,681	12,045,827	4,035,695	4,957,335	3,004,728	1,694,282
Administrative service fee	340,172	3,364,957	359,258	453,786	295,079	451,366
Transfer agent fees and expenses	3,366	8,624	3,629	2,933	2,863	2,149
Custodian fees	175,709	165,476	26,141	23,116	3,415	36,004
Reports to shareholders	35,228	174,475	23,182	67,198	15,756	36,330
Audit and tax fees	49,429	38,953	38,956	37,160	37,160	49,429
Legal fees	29,708	138,520	29,583	112,441	27,586	48,022
Directors’ fees and expenses	40,395	391,496	41,801	51,839	37,439	52,590
Interest expense	1,039	85,458	1,984	–	1,697	6,776
License fee	17,000	48,437	12,174	320	15,636	219
Other expenses	81,442	298,867	80,835	89,280	57,081	92,750

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	4,143,169	16,761,090	4,653,238	5,795,408	3,498,440	2,469,917

Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	(209,587)	(2,023,236)	(1,186,699)	(121,558)	(1,329,105)	–
Fees paid indirectly (Note 7)	(60,448)	–	–	–	–	–

Net expenses	3,873,134	14,737,854	3,466,539	5,673,850	2,169,335	2,469,917

Net investment income (loss)	6,843,148	71,756,100	5,957,818	(1,118,622)	8,109,231	9,892,255

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	6,524,588	348,981,131	8,224,765	114,659,230	(6,355,035)	50,834,663
Investments (affiliated)	–	449,585	–	–	–	–
Futures contracts	(926,557)	(1,794,491)	–	–	–	(1,651,167)
Forward contracts	–	–	–	–	–	–
Swap contracts	–	–	–	–	–	–
Net realized gain (loss) on capital gain distributions from underlying funds (affiliated)	–	–	–	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	–	–	–	(17,226)	–	–

Net realized gain (loss) on investments and foreign currencies	5,598,031	347,636,225	8,224,765	114,642,004	(6,355,035)	49,183,496

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	(60,050,777)	(316,244,477)	(13,313,134)	(73,108,155)	(19,676,512)	(56,807,546)
Investments (affiliated)	–	(1,207,418)	–	–	–	–
Futures contracts	200,367	13,187,623	–	–	–	2,715,670
Forward contracts	–	–	–	–	–	–
Swap contracts	–	–	–	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	–	–	–	(3)	–	–
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	(59,850,410)	(304,264,272)	(13,313,134)	(73,108,158)	(19,676,512)	(54,091,876)

Net realized and unrealized gain (loss) on investments and foreign currencies	(54,252,379)	43,371,953	(5,088,369)	41,533,846	(26,031,547)	(4,908,380)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(47,409,231)	$115,128,053	$869,449	$40,415,224	$(17,922,316)	$4,983,875

* Net of foreign withholding taxes on interest and dividends of	$23,144	$20,696	$(19,654)	$25,143	$–	$2,661

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$–

See Notes to Financial Statements

237

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS

	AGGRESSIVE GROWTH LIFESTYLE FUND		ASSET ALLOCATION FUND		CAPITAL APPRECIATION FUND		CONSERVATIVE GROWTH LIFESTYLE FUND
	For the Year Ended May 31, 2023	For the Year Ended May 31, 2022	For the Year Ended May 31, 2023	For the Year Ended May 31, 2022	For the Year Ended May 31, 2023	For the Year Ended May 31, 2022	For the Year Ended May 31, 2023	For the Year Ended May 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$10,909,114	$6,434,172	$1,884,718	$1,467,251	$71,001	$124,742	$6,246,206	$4,122,125
Net realized gain (loss) on investments and foreign currencies	(2,075,377)	69,730,013	(2,536,348)	6,692,832	17,698,549	11,890,691	(14,135,865)	22,922,049
Net unrealized gain (loss) on investments and foreign currencies	(11,850,701)	(130,417,463)	1,935,297	(12,552,662)	(19,098,442)	(21,255,029)	3,267,309	(55,435,584)

Net increase (decrease) in net assets resulting from operations	(3,016,964)	(54,253,278)	1,283,667	(4,392,579)	(1,328,892)	(9,239,596)	(4,622,350)	(28,391,410)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(75,742,000)	(56,175,238)	(8,234,146)	(21,012,385)	(16,087,035)	(7,462,951)	(27,424,024)	(27,633,572)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	49,847,506	36,658,425	266,682	12,588,654	(54,397,066)	8,863,265	4,863,031	15,104,857

TOTAL INCREASE (DECREASE) IN NET ASSETS	(28,911,458)	(73,770,091)	(6,683,797)	(12,816,310)	(71,812,993)	(7,839,282)	(27,183,343)	(40,920,125)
NET ASSETS:
Beginning of period	659,058,604	732,828,695	141,207,146	154,023,456	133,323,794	141,163,076	330,696,899	371,617,024

End of period	$630,147,146	$659,058,604	$134,523,349	$141,207,146	$61,510,801	$133,323,794	$303,513,556	$330,696,899

See Notes to Financial Statements

238

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	CORE BOND FUND		DIVIDEND VALUE FUND		DYNAMIC ALLOCATION FUND		EMERGING ECONOMIES FUND
	For the Year Ended May 31, 2023	For the Year Ended May 31, 2022	For the Year Ended May 31, 2023	For the Year Ended May 31, 2022	For the Year Ended May 31, 2023	For the Year Ended May 31, 2022	For the Year Ended May 31, 2023	For the Year Ended May 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$89,723,083	$54,350,517	$23,714,855	$21,331,869	$2,298,737	$1,132,006	$21,738,920	$26,021,195
Net realized gain (loss) on investments and foreign currencies	(74,744,268)	(42,039,179)	7,782,601	214,907,782	4,534,884	15,917,344	(70,672,000)	45,197,520
Net unrealized gain (loss) on investments and foreign currencies	(78,389,203)	(265,015,210)	(68,209,806)	(194,865,994)	(10,587,276)	(30,100,212)	(28,853,883)	(257,922,397)

Net increase (decrease) in net assets resulting from operations	(63,410,388)	(252,703,872)	(36,712,350)	41,373,657	(3,753,655)	(13,050,862)	(77,786,963)	(186,703,682)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(75,689,017)	(59,698,714)	(209,162,063)	(22,282,324)	(12,154,405)	(23,460,669)	(103,444,788)	(104,573,209)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	126,181,857	324,403,889	38,915,531	(123,997,575)	(6,369,042)	7,365,628	194,252,138	(139,936,654)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(12,917,548)	12,001,303	(206,958,882)	(104,906,242)	(22,277,102)	(29,145,903)	13,020,387	(431,213,545)
NET ASSETS:
Beginning of period	2,821,678,380	2,809,677,077	1,256,796,407	1,361,702,649	169,370,577	198,516,480	634,191,906	1,065,405,451

End of period	$2,808,760,832	$2,821,678,380	$1,049,837,525	$1,256,796,407	$147,093,475	$169,370,577	$647,212,293	$634,191,906

See Notes to Financial Statements

239

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	GLOBAL REAL ESTATE FUND		GLOBAL STRATEGY FUND		GOVERNMENT SECURITIES FUND		GROWTH FUND
	For the Year Ended May 31, 2023	For the Year Ended May 31, 2022	For the Year Ended May 31, 2023	For the Year Ended May 31, 2022	For the Year Ended May 31, 2023	For the Year Ended May 31, 2022	For the Year Ended May 31, 2023	For the Year Ended May 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$9,503,954	$8,878,576	$5,957,528	$4,960,527	$4,172,198	$3,118,374	$1,445,360	$(1,274,403)
Net realized gain (loss) on investments and foreign currencies	(79,069,301)	33,143,481	(18,166,537)	6,939,222	(9,312,449)	(56,441)	18,143,572	187,660,868
Net unrealized gain (loss) on investments and foreign currencies	(14,579,917)	(76,713,535)	6,738,036	(37,116,152)	(3,247,068)	(15,893,732)	41,643,004	(373,036,086)

Net increase (decrease) in net assets resulting from operations	(84,145,264)	(34,691,478)	(5,470,973)	(25,216,403)	(8,387,319)	(12,831,799)	61,231,936	(186,649,621)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(15,786,923)	(8,585,753)	(19,442,419)	(8,463)	(4,056,411)	(3,050,131)	(249,024,225)	(297,026,710)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(167,791,796)	153,376,034	(3,068,037)	(27,010,389)	2,711,251	32,816,136	198,244,839	59,178,943

TOTAL INCREASE (DECREASE) IN NET ASSETS	(267,723,983)	110,098,803	(27,981,429)	(52,235,255)	(9,732,479)	16,934,206	10,452,550	(424,497,388)
NET ASSETS:
Beginning of period	545,132,038	435,033,235	235,176,480	287,411,735	159,888,163	142,953,957	1,005,829,951	1,430,327,339

End of period	$277,408,055	$545,132,038	$207,195,051	$235,176,480	$150,155,684	$159,888,163	$1,016,282,501	$1,005,829,951

See Notes to Financial Statements

240

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	HIGH YIELD BOND FUND		INFLATION PROTECTED FUND		INTERNATIONAL EQUITIES INDEX FUND		INTERNATIONAL GOVERNMENT BOND FUND
	For the Year Ended May 31, 2023	For the Year Ended May 31, 2022	For the Year Ended May 31, 2023	For the Year Ended May 31, 2022	For the Year Ended May 31, 2023	For the Year Ended May 31, 2022	For the Year Ended May 31, 2023	For the Year Ended May 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$22,961,978	$24,708,076	$32,539,521	$43,413,276	$47,169,607	$45,709,340	$2,049,979	$2,807,950
Net realized gain (loss) on investments and foreign currencies	(29,868,263)	6,460,824	(30,254,172)	34,200,081	(12,581,648)	18,274,395	(17,793,294)	(6,608,934)
Net unrealized gain (loss) on investments and foreign currencies	6,613,584	(61,628,108)	(23,307,672)	(94,337,030)	43,279,858	(246,071,266)	6,952,036	(20,284,984)

Net increase (decrease) in net assets resulting from operations	(292,701)	(30,459,208)	(21,022,323)	(16,723,673)	77,867,817	(182,087,531)	(8,791,279)	(24,085,968)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(26,953,398)	(18,654,826)	(72,979,464)	(61,814,022)	(46,010,531)	(46,567,231)	(2,455,559)	(4,934,169)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(101,903,577)	(34,258,450)	(291,857,597)	147,358,495	382,765,683	(107,329,774)	(59,821,202)	(23,941,816)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(129,149,676)	(83,372,484)	(385,859,384)	68,820,800	414,622,969	(335,984,536)	(71,068,040)	(52,961,953)
NET ASSETS:
Beginning of period	515,224,244	598,596,728	869,006,916	800,186,116	1,563,301,667	1,899,286,203	140,533,999	193,495,952

End of period	$386,074,568	$515,224,244	$483,147,532	$869,006,916	$1,977,924,636	$1,563,301,667	$69,465,959	$140,533,999

See Notes to Financial Statements

241

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	INTERNATIONAL GROWTH FUND		INTERNATIONAL OPPORTUNITIES FUND		INTERNATIONAL SOCIALLY RESPONSIBLE FUND		INTERNATIONAL VALUE FUND
	For the Year Ended May 31, 2023	For the Year Ended May 31, 2022	For the Year Ended May 31, 2023	For the Year Ended May 31, 2022	For the Year Ended May 31, 2023	For the Year Ended May 31, 2022	For the Year Ended May 31, 2023	For the Year Ended May 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$753,181	$(115,213)	$5,986,894	$4,718,497	$8,141,246	$7,389,920	$11,242,950	$17,859,601
Net realized gain (loss) on investments and foreign currencies	(6,210,079)	61,878,528	(43,623,030)	41,020,115	(151,906)	6,805,486	2,638,742	51,152,114
Net unrealized gain (loss) on investments and foreign currencies	39,859,583	(226,214,388)	(2,696,948)	(152,457,427)	4,669,690	(53,267,590)	(26,061,298)	(154,600,643)

Net increase (decrease) in net assets resulting from operations	34,402,685	(164,451,073)	(40,333,084)	(106,718,815)	12,659,030	(39,072,184)	(12,179,606)	(85,588,928)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(62,410,179)	(64,513,855)	(56,127,738)	(82,635,155)	(12,977,055)	(23,889,004)	(40,927,879)	(11,017,251)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	18,104,672	11,617,126	55,631,139	(30,441,146)	83,368,966	(5,330,451)	(81,762,536)	(32,416,339)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(9,902,822)	(217,347,802)	(40,829,683)	(219,795,116)	83,050,941	(68,291,639)	(134,870,021)	(129,022,518)
NET ASSETS:
Beginning of period	425,567,689	642,915,491	507,169,181	726,964,297	317,599,227	385,890,866	609,239,153	738,261,671

End of period	$415,664,867	$425,567,689	$466,339,498	$507,169,181	$400,650,168	$317,599,227	$474,369,132	$609,239,153

See Notes to Financial Statements

242

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	LARGE CAPITAL GROWTH FUND		MID CAP INDEX FUND		MID CAP STRATEGIC GROWTH FUND		MID CAP VALUE FUND
	For the Year Ended May 31, 2023	For the Year Ended May 31, 2022	For the Year Ended May 31, 2023	For the Year Ended May 31, 2022	For the Year Ended May 31, 2023	For the Year Ended May 31, 2022	For the Year Ended May 31, 2023	For the Year Ended May 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,409,551	$1,362,661	$43,155,596	$35,973,220	$397,665	$(1,222,220)	$7,414,561	$5,580,168
Net realized gain (loss) on investments and foreign currencies	36,347,458	66,855,456	124,321,386	360,165,231	(53,365,726)	103,473,716	65,714,521	146,289,783
Net unrealized gain (loss) on investments and foreign currencies	(18,166,166)	(87,172,252)	(273,407,335)	(654,053,686)	72,823,095	(234,759,869)	(110,197,104)	(147,496,637)

Net increase (decrease) in net assets resulting from operations	20,590,843	(18,954,135)	(105,930,353)	(257,915,235)	19,855,034	(132,508,373)	(37,068,022)	4,373,314

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(68,360,432)	(77,654,551)	(400,761,633)	(323,636,311)	(134,118,979)	(82,951,314)	(148,594,972)	(60,541,269)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	51,671,677	144,312,346	184,282,353	(65,588,261)	147,397,909	62,109,850	(65,763,540)	(13,510,555)

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,902,088	47,703,660	(322,409,633)	(647,139,807)	33,133,964	(153,349,837)	(251,426,534)	(69,678,510)
NET ASSETS:
Beginning of period	710,547,308	662,843,648	3,217,499,571	3,864,639,378	737,359,512	890,709,349	871,130,581	940,809,091

End of period	$714,449,396	$710,547,308	$2,895,089,938	$3,217,499,571	$770,493,476	$737,359,512	$619,704,047	$871,130,581

See Notes to Financial Statements

243

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	MODERATE GROWTH LIFESTYLE FUND		NASDAQ-100® INDEX FUND		SCIENCE & TECHNOLOGY FUND		SMALL CAP GROWTH FUND
	For the Year Ended May 31, 2023	For the Year Ended May 31, 2022	For the Year Ended May 31, 2023	For the Year Ended May 31, 2022	For the Year Ended May 31, 2023	For the Year Ended May 31, 2022	For the Year Ended May 31, 2023	For the Year Ended May 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$18,921,682	$11,118,695	$3,153,085	$1,941,588	$(6,640,644)	$(16,913,078)	$(1,841,845)	$(4,327,090)
Net realized gain (loss) on investments and foreign currencies	(13,250,440)	107,306,369	36,570,551	84,351,010	(374,346,482)	240,556,953	(70,129,195)	38,868,704
Net unrealized gain (loss) on investments and foreign currencies	(13,533,776)	(191,960,634)	43,537,242	(144,071,251)	602,067,755	(878,332,925)	62,611,397	(254,313,422)

Net increase (decrease) in net assets resulting from operations	(7,862,534)	(73,535,570)	83,260,878	(57,778,653)	221,080,629	(654,689,050)	(9,359,643)	(219,771,808)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(115,179,379)	(91,287,471)	(86,546,802)	(77,357,782)	(347,129,083)	(597,222,179)	(42,421,756)	(45,025,617)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	64,847,455	37,828,846	30,145,656	45,357,549	183,312,596	253,572,496	92,820,101	(62,539,577)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(58,194,458)	(126,994,195)	26,859,732	(89,778,886)	57,264,142	(998,338,733)	41,038,702	(327,337,002)
NET ASSETS:
Beginning of period	1,045,237,946	1,172,232,141	743,800,625	833,579,511	2,108,866,663	3,107,205,396	499,877,704	827,214,706

End of period	$987,043,488	$1,045,237,946	$770,660,357	$743,800,625	$2,166,130,805	$2,108,866,663	$540,916,406	$499,877,704

See Notes to Financial Statements

244

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SMALL CAP INDEX FUND		SMALL CAP SPECIAL VALUES FUND		SMALL CAP VALUE FUND		STOCK INDEX FUND
	For the Year Ended May 31, 2023	For the Year Ended May 31, 2022	For the Year Ended May 31, 2023	For the Year Ended May 31, 2022	For the Year Ended May 31, 2023	For the Year Ended May 31, 2022	For the Year Ended May 31, 2023	For the Year Ended May 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$12,609,591	$8,534,654	$3,119,398	$1,657,608	$6,843,148	$3,786,633	$71,756,100	$67,378,777
Net realized gain (loss) on investments and foreign currencies	6,138,564	192,062,971	5,915,791	26,399,907	5,598,031	71,517,357	347,636,225	368,783,867
Net unrealized gain (loss) on investments and foreign currencies	(68,119,675)	(413,011,959)	(25,990,367)	(42,077,435)	(59,850,410)	(101,992,345)	(304,264,272)	(447,315,255)

Net increase (decrease) in net assets resulting from operations	(49,371,520)	(212,414,334)	(16,955,178)	(14,019,920)	(47,409,231)	(26,688,355)	115,128,053	(11,152,611)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(214,289,357)	(112,456,938)	(28,172,125)	(15,000,749)	(77,358,655)	(35,621,990)	(432,486,189)	(555,116,887)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	230,430,804	(197,439,623)	(2,138,939)	(14,725,936)	34,261,120	84,535,092	134,500,416	74,802,891

TOTAL INCREASE (DECREASE) IN NET ASSETS	(33,230,073)	(522,310,895)	(47,266,242)	(43,746,605)	(90,506,766)	22,224,747	(182,857,720)	(491,466,607)
NET ASSETS:
Beginning of period	926,232,238	1,448,543,133	236,012,981	279,759,586	523,982,622	501,757,875	5,543,585,960	6,035,052,567

End of period	$893,002,165	$926,232,238	$188,746,739	$236,012,981	$433,475,856	$523,982,622	$5,360,728,240	$5,543,585,960

See Notes to Financial Statements

245

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SYSTEMATIC CORE FUND		SYSTEMATIC GROWTH FUND		SYSTEMATIC VALUE FUND		U.S. SOCIALLY RESPONSIBLE FUND
	For the Year Ended May 31, 2023	For the Year Ended May 31, 2022	For the Year Ended May 31, 2023	For the Year Ended May 31, 2022	For the Year Ended May 31, 2023	For the Year Ended May 31, 2022	For the Year Ended May 31, 2023	For the Year Ended May 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$5,957,818	$4,821,975	$(1,118,622)	$(4,258,525)	$8,109,231	$7,995,354	$9,892,255	$8,498,624
Net realized gain (loss) on investments and foreign currencies	8,224,765	21,270,687	114,642,004	110,219,213	(6,355,035)	23,819,506	49,183,496	124,309,620
Net unrealized gain (loss) on investments and foreign currencies	(13,313,134)	(43,416,498)	(73,108,158)	(301,527,448)	(19,676,512)	(13,066,797)	(54,091,876)	(153,080,829)

Net increase (decrease) in net assets resulting from operations	869,449	(17,323,836)	40,415,224	(195,566,760)	(17,922,316)	18,748,063	4,983,875	(20,272,585)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(28,886,853)	(4,511,036)	(123,418,462)	(131,758,532)	(32,841,343)	(20,792,814)	(131,983,068)	(109,071,971)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(36,981,119)	(75,220,310)	144,619,748	37,466,258	(34,302,774)	(74,319,216)	78,833,255	33,596,209

TOTAL INCREASE (DECREASE) IN NET ASSETS	(64,998,523)	(97,055,182)	61,616,510	(289,859,034)	(85,066,433)	(76,363,967)	(48,165,938)	(95,748,347)
NET ASSETS:
Beginning of period	596,129,974	693,185,156	711,658,851	1,001,517,885	486,821,413	563,185,380	733,504,603	829,252,950

End of period	$531,131,451	$596,129,974	$773,275,361	$711,658,851	$401,754,980	$486,821,413	$685,338,665	$733,504,603

See Notes to Financial Statements

246

VALIC Company I

NOTES TO FINANCIAL STATEMENTS

Note 1 — Organization

VALIC Company I (the “Series” or “VC I”) was incorporated under the laws of Maryland on December 7, 1984, by The Variable Annuity Life Insurance Company (“VALIC” or the “Adviser”). VALIC, the investment adviser to the Series, is an indirect, wholly owned subsidiary of Corebridge Financial, Inc. (“Corebridge”), which is a majority-owned subsidiary of American International Group, Inc. (“AIG”). AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance related activities and financial services in the United States and abroad. The Series is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Series consists of 36 separate mutual funds (each, a “Fund” and collectively, the “Funds”), each of which issues its own separate class of capital shares:

Aggressive Growth Lifestyle Fund(1)	International Socially Responsible Fund
Asset Allocation Fund	International Value Fund
Capital Appreciation Fund	Large Capital Growth Fund
Conservative Growth Lifestyle Fund(1)	Mid Cap Index Fund
Core Bond Fund	Mid Cap Strategic Growth Fund
Dividend Value Fund	Mid Cap Value Fund
Dynamic Allocation Fund(2)	Moderate Growth Lifestyle Fund(1)
Emerging Economies Fund	Nasdaq-100® Index Fund
Global Real Estate Fund	Science & Technology Fund
Global Strategy Fund	Small Cap Growth Fund
Government Securities Fund	Small Cap Index Fund
Growth Fund	Small Cap Special Values Fund
High Yield Bond Fund	Small Cap Value Fund
Inflation Protected Fund	Stock Index Fund
International Equities Index Fund	Systematic Core Fund
International Government Bond Fund	Systematic Growth Fund(3)
International Growth Fund	Systematic Value Fund
International Opportunities Fund	U.S. Socially Responsible Fund

(1)	The Lifestyle Funds represent “Fund of Funds” which invest in VCI mutual funds.
(2)

The Dynamic Allocation Fund invests, under normal conditions, approximately 70% to 90% of its assets in shares of VC I mutual funds, (the “Fund-of-Funds Component”) and 10% to 30% of its assets in a portfolio of derivative instruments, fixed income securities and short-term investments (the “Overlay Component”).

(3)	Effective May 1, 2023, the name of the Blue Chip Growth Fund changed to Systematic Growth Fund.

Each Fund is diversified with the exception of Growth Fund, International Government Bond Fund, Nasdaq-100® Index Fund, Systematic Growth Fund and Science & Technology Fund, which are non-diversified as defined by the 1940 Act.

Indemnifications. Under the Funds’ organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that may contain the obligation to indemnify others. The Funds’ maximum exposure under these arrangements is unknown. Currently, however, the Funds expect the risk of loss to be remote.

Note 2 — Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The Funds are considered investment companies under GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies consistently followed by the Series in the preparation of its financial statements:

Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures adopted by the Board of Directors (the “Board”), etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

247

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of each Fund’s assets and liabilities classified in the fair value hierarchy as of May 31, 2023, is reported on a schedule at the end of each Fund’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures adopted by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from an independent pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from an independent pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by an independent loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by an independent pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Swap contracts traded over the counter (“OTC”) are valued at a mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by an independent pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the OTC market are valued at the mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

The Board must determine fair value in good faith for portfolio holdings for which market quotations are not readily available or are unreliable. The Board has designated VALIC as the valuation designee (“Valuation Designee”) to perform the fair valuation determinations relating to any or all fund investments. VALIC, as the Valuation Designee, has adopted policies and procedures and has established a pricing review committee to determine the fair value of the designated portfolio holdings on its behalf.

248

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Derivative Instruments

Forward Foreign Currency Contracts: A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to a Fund of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Futures: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by a Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statement of Assets and Liabilities as variation margin for changes in the value of the contracts and as cash collateral for futures contracts for the changes in the value of the initial margin requirement. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to a Fund of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Fund will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Fund since the futures contracts are generally exchange-traded.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Options: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Fund’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to a Fund of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities, and for written options, may result in losses in excess of the amounts shown on the statement of asset and liabilities. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Swap Contracts: Certain Funds may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash collateral for centrally cleared swap contracts. Unlike a bilateral swap contract, for centrally cleared swaps, a Fund has no credit exposure to the counterparty as the CCP stands between the Funds and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is

249

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Fund are included as part of realized gain (loss).

Credit Default Swap Agreements: Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Fund will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Fund for future potential losses as a result of a credit event on the reference bond or other asset. A Fund effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule at the end of each Fund’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/ performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Fund is the seller of protection, if any, are disclosed on a schedule following each Fund’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Fund for the same referenced entity or entities.

Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Interest Rate Swap Agreements: Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Fund expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Fund will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net discounted amount of interest payments that the Fund is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary Fund securities transactions.

Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Risks of Entering into Swap Agreements: Risks to a Fund of entering into credit default swaps, total return swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Fund may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap

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NOTES TO FINANCIAL STATEMENTS — (continued)

agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Fund may suffer a loss, which may be in excess of the amount reflected on the statement of assets and liabilities.

Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when the Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in the Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause the Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements. The Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

The following tables represent the value of derivatives held as of May 31, 2023, by their primary underlying risk exposure and the respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the year ended May 31, 2023. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of May 31, 2023, please refer to the Portfolio of Investments.

	Futures Contracts(1)(8)	Swap Contracts(2)	Options Purchased(3)	Foreign Forward Exchange Contracts(4)	Futures Contracts(1)(8)	Swap Contracts(5)	Options Written(6)	Foreign Forward Exchange Contracts(7)

	Interest Rate Contracts
Fund	Asset Derivatives				Liability Derivatives
Global Strategy	$235,151	$—	$—	$—	$—	$—	$—	$—
Inflation Protected	193,938	—	—	—	576,670	864,931	—	—

	Equity Contracts
	Asset Derivatives				Liability Derivatives
Dynamic Allocation	$24,500	$—	$1,036,510	$—	$61,250	$—	$—	$—
Emerging Economies	—	—	—	—	44,440	—	—	—
Global Strategy	35,525	—	—	—	—	—	—	—
Growth	—	—	—	—	2,450	—	—	—
International Equities Index	—	—	—	—	1,285,955	—	—	—
International Socially Responsible	—	—	—	—	281,480	—	—	—
Mid Cap Index	—	—	—	—	1,965,600	—	—	—
Nasdaq-100® Index	—	—	—	—	40,425	—	—	—
Small Cap Index	—	—	—	—	802,190	—	—	—
Small Cap Value	—	—	—	—	100,880	—	—	—
Stock Index	—	—	—	—	1,719,900	—	—	—
U.S. Socially Responsible	—	—	—	—	245,000	—	—	—

	Credit Contracts
	Asset Derivatives				Liability Derivatives
Global Strategy	$—	$—	$—	$—	$—	$—	$—	$—
High Yield Bond	—	—	—	—	—	—	—	—

	Foreign Exchange Contracts
	Asset Derivatives				Liability Derivatives
Global Strategy	$—	$—	$—	$193,971	$—	$—	$—	$221,400
High Yield Bond	—	—	—	18,767	—	—	—	—
Inflation Protected	—	—	—	1,934,329	—	—	—	2,215,778
International Growth	—	—	—	—	—	—	—	—

Statement of Assets and Liabilities Location:

(1)	Variation margin on futures contracts
(2)	Unrealized appreciation on swap contracts
(3)	Investments at value (unaffiliated)
(4)	Unrealized appreciation on forward foreign currency contracts

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NOTES TO FINANCIAL STATEMENTS — (continued)

(5)	Unrealized depreciation on swap contracts
(6)	Call and put options written, at value
(7)	Unrealized depreciation on forward foreign currency contracts
(8)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Fund’s Portfolio of Investments in the following amounts:

Fund	Cumulative Appreciation/ (Depreciation)
Dynamic Allocation	$(190,755)
Emerging Economies	(132,389)
Global Strategy	342,654
Growth	23,903
Inflation Protected	(1,418,657)
International Equities Index	(694,386)
International Socially Responsible	75,704
Mid Cap Index	(3,578,137)
Nasdaq-100® Index	827,721
Small Cap Index	(1,530,565)
Small Cap Value	(100,232)
Stock Index	11,277,653
U.S. Socially Responsible	1,992,375

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
Fund	Futures Contracts(1)	Swap Contracts(2)	Written Options(3)	Purchased Options(4)	Foreign Forward Exchange Contracts(5)

	Interest Rate Contracts
Global Strategy	$(3,835,476)	$—	$—	$—	$—
Inflation Protected	9,362,170	(568,000)	—	—	—

	Equity Contracts
Asset Allocation	$(39,015)	$—	$—	$—	$—
Dynamic Allocation	541,458	—	—	(2,330,919)	—
Global Strategy	145,289	—	—	—	—
Growth	(38,761)	—	—	—	—
Emerging Economies	800,133	—	—	—	—
International Equities Index	170,685	—	—	—	—
International Socially Responsible	(26,550)	—	—	—	—
Mid Cap Index	(3,661,893)	—	—	—	—
Nasdaq-100® Index	(5,614,119)	—	—	—	—
Small Cap Index	(4,435,768)	—	—	—	—
Small Cap Value	(926,557)	—	—	—	—
Stock Index	(1,794,491)	—	—	—	—
U.S. Socially Responsible	(1,651,167)	—	—	—	—

	Credit Contracts
Global Strategy	$—	$(278,224)	$—	$—	$—
High Yield Bond	—	320,770	—	—	—
Inflation Protected	—	607,471	—	—	—

	Foreign Exchange Contracts
Global Strategy	$—	$—	$—	$—	$1,215,673
High Yield Bond	—	—	—	—	246,195
Inflation Protected	—	—	—	—	18,735,909
International Growth	—	—	—	(647,722)	—

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NOTES TO FINANCIAL STATEMENTS — (continued)

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Fund	Futures Contracts(6)	Swap Contracts(7)	Written Options(8)	Purchased Options(9)	Foreign Forward Exchange Contracts(10)

	Interest Rate Contracts
Global Strategy	$634,161	$—	$—	$—	$—
Inflation Protected	(2,740,307)	(1,310,528)	—	—	—

	Equity Contracts
Asset Allocation	$(33,331)	$—	$—	$—	$—
Dynamic Allocation	(322,863)	—	—	32,145	—
Global Strategy	(42,228)	—	—	—	—
Growth	36,146	—	—	—	—
Emerging Economies	(107,510)	—	—	—	—
International Equities Index	1,038,034	—	—	—	—
International Socially Responsible	282,653	—	—	—	—
Mid Cap Index	(278,879)	—	—	—	—
Nasdaq-100® Index	2,866,946	—	—	—	—
Small Cap Index	(418,120)	—	—	—	—
Small Cap Value	200,367	—	—	—	—
Stock Index	13,187,623	—	—	—	—
U.S. Socially Responsible	2,715,670	—	—	—	—

	Credit Contracts
Global Strategy	$—	$—	$—	$—	$—
High Yield Bond	—	—	—	—	—
Inflation Protected	—	(147,791)	—	—	—

	Foreign Exchange Contracts
Global Strategy	$—	$—	$—	$—	$78,919
High Yield Bond	—	—	—	—	33,273
Inflation Protected	—	—	—	—	(5,599,458)
International Growth	—	—	—	621,272	—

Statement of Operations Location:

(1)	Net realized gain (loss) on futures contracts
(2)	Net realized gain (loss) on swap contracts
(3)	Net realized gain (loss) on written options contracts
(4)	Net realized gain (loss) on investments
(5)	Net realized gain (loss) on forward contracts
(6)	Change in unrealized appreciation (depreciation) on futures contracts
(7)	Change in unrealized appreciation (depreciation) on swap contracts
(8)	Change in unrealized appreciation (depreciation) on written options contracts
(9)	Change in unrealized appreciation (depreciation) on investments
(10)	Change in unrealized appreciation (depreciation) on forward contracts

253

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NOTES TO FINANCIAL STATEMENTS — (continued)

The following table represents the average monthly balances of derivatives held during the year ended May 31, 2023.

	Average Amount Outstanding During the Period
Fund	Futures Contracts(2)	Foreign Forward Exchange Contracts(2)	Purchased Call Options Contracts(1)	Purchased Put Options Contracts(1)	Written Put Options Contracts(1)	Interest Rate Swap Contracts(2)	Credit Swap Contracts(2)
Asset Allocation	$232,330	$—	$—	$—	$—	$—	$—
Dynamic Allocation	19,599,073	—	—	1,177,082	—	—	—
Emerging Economies	1,955,697	—	—	—	—	—	—
Global Strategy	34,071,168	30,356,583	—	—	—	—	1,782,217
Growth	399,071	—	—	—	—	—	—
High Yield Bond	—	7,648,819	—	—	—	—	1,135,417
Inflation Protected	263,426,687	297,674,586	—	—	—	73,341,667	5,402,804
International Equities Index	73,422,107	—	—	—	—	—	—
International Growth	—	—	27	—	—	—	—
International Socially Responsible	18,366,020	—	—	—	—	—	—
Mid Cap Index	69,080,880	—	—	—	—	—	—
Nasdaq-100® Index	14,864,455	—	—	—	—	—	—
Small Cap Index	46,542,887	—	—	—	—	—	—
Small Cap Value	11,915,701	—	—	—	—	—	—
Stock Index	174,525,822	—	—	—	—	—	—
U.S. Socially Responsible	20,731,340	—	—	—	—	—	—

(1)	Amounts represent values in US dollars.
(2)	Amounts represent notional amounts in US dollars.

The following table represents the Fund’s objectives for using derivative instruments the for the year ended May 31, 2023:

	Objectives for Using Derivatives
Fund	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts	Interest Rate Swap Contracts	Credit Default Swap Contracts
Asset Allocation	1	—	—	—	—
Dynamic Allocation	1	—	1	—	—
Emerging Economies	1	—	—	—	—
Global Strategy	1, 2	3	—	—	4, 5
Growth	1	—	—	—	—
High Yield Bond	—	3	—	—	4, 5
Inflation Protected	1, 2	3	—	2	4, 5
International Equities Index	1	—	—	—	—
International Growth	—	—	6	—	—
International Socially Responsible	1	—	—	—	—
Mid Cap Index	1	—	—	—	—
Nasdaq-100® Index	1	—	—	—	—
Small Cap Index	1	—	—	—	—
Small Cap Value	1	—	—	—	—
Stock Index	1	—	—	—	—
U.S. Socially Responsible	1	—	—	—	—

(1)	To manage exposures in certain securities markets.
(2)	To manage interest rate risk and the duration of the portfolio.
(3)	To manage foreign currency exchange rate risk.
(4)	To manage credit risk.
(5)	To manage against or gain exposure to certain securities and/or sectors.
(6)	To manage foreign currency risk resulting directly or indirectly from investments in equity holdings.

254

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NOTES TO FINANCIAL STATEMENTS — (continued)

The following tables set forth the Funds’ derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged/(received) as of May 31, 2023. The repurchase agreements held by the Funds and the securities on loan as of May 31, 2023, are also subject to Master Agreements but are not included in the following tables. See the Portfolio of Investments and the Notes to the Financial Statements for more information about the Funds’ holdings in repurchase agreements and securities on loan.

	Dynamic Allocation Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America International	$—	$—	$151,667	$151,667	$—	$—	$—	$—	$151,667	$(151,667)	$—
Citibank, N.A.	—	—	220,676	220,676	—	—	—	—	220,676	(50,000)	170,676
Goldman Sachs International	—	—	94,961	94,961	—	—	—	—	94,961	(58,000)	36,961
UBS AG	—	—	569,206	569,206	—	—	—	—	569,206	(569,206)	—

Total	$—	—	$1,036,510	$1,036,510	$—	$—	$—	$—	$1,036,510	$(828,873)	$207,637

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	Global Strategy Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Citibank, N.A.	$47,834	$—	$—	$47,834	$145,942	$—	$—	$145,942	$(98,108)	$90,000	$(8,108)
HSBC Bank PLC	81,615	—	—	81,615	52,025	—	—	52,025	29,590	—	29,590
JPMorgan Chase Bank N.A.	64,522	—	—	64,522	23,433	—	—	23,433	41,089	(41,089)	—

Total	$193,971	$—	$—	$193,971	$221,400	$—	$—	$221,400	$(27,429)	$48,911	$21,482

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	High Yield Bond Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
UBS AG	$18,767	$—	$—	$18,767	$—	$—	$—	$—	$18,767	$—	$18,767

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	Inflation Protected Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America N.A.	$—	$—	$—	$—	$—	$864,931	$—	$864,931	$(864,931)	$750,000	$(114,931)
BNP Paribas SA	35,630	—	—	35,630	—	—	—	—	35,630	—	35,630
Citibank, N.A.	—	—	—	—	267,523	—	—	267,523	(267,523)	—	(267,523)
Deutsche Bank AG	124,718	—	—	124,718	—	—	—	—	124,718	—	124,718
Goldman Sachs International	—	—	—	—	14,150	—	—	14,150	(14,150)	—	(14,150)

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NOTES TO FINANCIAL STATEMENTS — (continued)

	Inflation Protected Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Morgan Stanley & Co. International PLC	$785,270	$—	$—	$785,270	$7,012	$—	$—	$7,012	$778,258	$—	$778,258
Royal Bank of Canada	52,870	—	—	52,870	18,064	—	—	18,064	34,806	—	34,806
Societe Generale	—	—	—	—	316,295	—	—	316,295	(316,295)	—	(316,295)
State Street Bank & Trust Company	283,058	—	—	283,058	92,483	—	—	92,483	190,575	—	190,575
Toronto Dominion Bank	—	—	—	—	996,811	—	—	996,811	(996,811)	—	(996,811)
UBS AG	652,783	—	—	652,783	503,440	—	—	503,440	149,343	—	149,343

Total	$1,934,329	$—	$—	$1,934,329	$2,215,778	$864,931	$—	$3,080,709	$(1,146,380)	$750,000	$(396,380)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

Inflation-Indexed Bonds: Certain Funds may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers, including foreign government issuers, pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation-indexed bonds are recorded in the Statement of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statement of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.

Loans: Certain Funds invests in senior loans which generally consist of direct debt obligations of companies (collectively, “Borrowers”), primarily U.S. companies and their affiliates, undertaken to finance the growth of the Borrower’s business internally and externally, or to finance a capital restructuring. Transactions in senior loans may settle on a delayed basis. Unsettled loans at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

Repurchase Agreements: The Funds, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Funds’ custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Fund may be delayed or limited.

Stripped Mortgage-Backed Securities: Stripped Mortgage-Backed Securities (“SMBS”) are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Fund invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Fund‘s yield.

Mortgage-Backed Dollar Rolls: TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Funds’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. TBA Roll transactions involve the risk that the market value of the securities held by a Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Mortgage-Back Dollar Rolls outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

256

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

When-Issued Securities and Forward Commitments: Certain Funds may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Fund may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Funds may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Securities purchased or sold on a when-issued or forward commitment basis outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

Investment Securities Loaned: To realize additional income, each Fund, except for the Aggressive Growth Lifestyle Fund, Conservative Growth Lifestyle Fund, Dynamic Allocation Fund, and the Moderate Growth Lifestyle Fund, may lend portfolio securities with a value of up to 30% of its total assets. Securities lending arrangements are generally governed by master securities lending authorization agreements which typically provide the securities lending agent with the right to make loans of a Fund’s available securities to an approved list of borrowers. These master securities lending agreements are considered to be Master Agreements as discussed in the Notes to the Financial Statements. Loans made pursuant to these agreements will be continuously secured by collateral in an amount at least equal to the market value of the securities loaned. Such collateral will be cash, U.S. government securities, or other collateral as deemed appropriate. A Fund may use the cash collateral received to invest in short-term investments. The description of the short-term investments made with cash collateral from securities lending is included in the applicable Fund’s Portfolio of Investments. Loans by a Fund will only be made to broker-dealers deemed by the securities lending agent to be creditworthy and will not be made unless, in the judgment of VALIC, the consideration to be earned from such loans would justify the risk. It is the Series’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily more or less than the value of the securities on loan. Each Fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower, less expenses associated with the loan. In the event of a borrower default, including if the borrower fails to maintain the requisite amount of collateral, the securities lending agent will terminate all outstanding loans to that particular borrower and the lending Fund is permitted to use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. The securities lending agent is also required to indemnify a Fund against certain losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the risks in lending fund securities, as with other extensions of secured credit, include possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially as well as risk of loss in the value of collateral or the value of the investments made with the collateral. Income and fees are recorded in the Statement of Operations as Securities lending income. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities.

Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as a Fund is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations. For the Dynamic Allocation Fund, distributions from income from the Underlying Funds, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from the Underlying Funds, if any, are recorded to realized gains on the ex-dividend date.

Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by a Fund.

In consideration of decisions rendered by the European courts, certain Funds filed reclaims to recover taxes withheld on dividends earned from certain European Union countries. These filing are subject to various administrative and judicial proceedings within these countries. During the current fiscal year, the International Equities Index Fund successfully recovered taxes withheld by Sweden for the calendar years 2007-2011 in the amount of $124,764. Such amounts are disclosed in the Statement of Operations as Dividends, Interest income and Net realized foreign exchange gain (loss) on other assets and liabilities of $247,530, $6,343 and $(129,109), respectively. No other amounts for additional tax reclaims are disclosed in the financial statements due to the uncertainty as to the ultimate resolution of the proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

Distributions received from Real Estate Investment Trust (“REIT”) investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

257

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Expenses common to all Funds are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. For the Aggressive Growth Lifestyle Fund, Conservative Growth Lifestyle Fund, Dynamic Allocation Fund and Moderate Growth Lifestyle Fund, the expenses included in the accompanying financial statements reflect the expenses of each of the respective funds and do not include any expenses associated with the Underlying Funds.

Dividends from net investment income, if any, are normally paid annually. Distributions from net realized capital gains, if any, are normally declared and paid annually.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Funds are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds file U.S. federal and certain state income tax returns. The Funds federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

LIBOR Risk

A Fund’s investments, payment obligations and financing terms may be based on floating rates, such as LIBOR, Euro Interbank Offered Rate, SOFR and other similar types of reference rates (each, a “Reference Rate”). On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade nor require banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. On March 5, 2021, the FCA and LIBOR’s administrator announced that most LIBOR settings will no longer be published after June 30, 2023. In April 2023, the FCA announced that the 1-month, 3-month and 6-month U.S. dollar LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. All other LIBOR settings have ceased to be published. On March 15, 2022, the Adjustable Interest Rate (LIBOR) Act (the “LIBOR Act”) was signed into law, providing a statutory tailback mechanism to replace LIBOR with a benchmark rate that is selected by the Federal Reserve Board and based on the SOFR for certain contracts that reference LIBOR without adequate tailback provisions. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the LIBOR Act by identifying benchmark rates based on SOFR that will replace LIBOR in certain financial contracts after June 30, 2023. These regulations apply only to contracts governed by U.S. law, among other limitations. The LIBOR Act and any additional regulatory or market changes may have an adverse impact on a Portfolio or its investments. Neither the effect of the LIBOR transition process nor its ultimate success can yet be known.

Recent Accounting and Regulatory Developments

In March 2020, the FASB issued ASU No. 2020-04, “Facilitation of the Effects of Reference Rate Reform on Financial Reporting”, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other interbank offered based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. As a result of an extension in the planned discontinuation date of USD LIBOR, the FASB issued ASU No. 2022-06, “Reference Rate Reform” in December 2022, which extends the temporary relief provided by ASU 2020-04 to December 31, 2024. Management is evaluating the potential impact of ASU 2020-04 and ASU 2022-06 to the financial statements.

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule became effective on March 8, 2021 and had a compliance date of September 8, 2022. Adoption of the Rule had no material impact on the Funds.

Note 3 — Advisory Fees and Other Transactions with Affiliates

VALIC serves as investment adviser to VC I. Certain officers and directors of VC I are officers and directors of VALIC or affiliates of VALIC.

VALIC receives from VC I a monthly fee based on each Fund’s average daily net asset value at the following annual rates:

Aggressive Growth Lifestyle Fund(1)	0.10%
Asset Allocation Fund(2)	0.50% on first $300 million
0.475% on next $200 million
0.45% on assets over $500 million
Capital Appreciation Fund	0.55% on first $1 billion
0.525% on assets over $1 billion
Conservative Growth Lifestyle Fund(3)	0.10%
Core Bond Fund	0.50% on the first $200 million
0.45% on the next $300 million
0.40% on assets over $500 million

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VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Dividend Value Fund(4)	0.75% on the first $250 million
0.72% on the next $250 million
0.67% on the next $500 million
0.62% on assets over $1 billion
Dynamic Allocation Fund(5)	0.25% on the first $1 billion
0.22% on the next $1 billion
0.20% on assets over $2 billion
Emerging Economies Fund	0.81% on the first $250 million
0.76% on the next $250 million
0.71% on the next $500 million
0.66% on assets over $1 billion
Global Real Estate Fund	0.75% on the first $250 million
0.70% on the next $250 million
0.65% on assets over $500 million
Global Strategy Fund(6)	0.50% on the first $500 million
0.46% on assets over $500 million
Government Securities Fund	0.50% on the first $250 million
0.45% on the next $250 million
0.40% on the next $500 million
0.35% on assets over $1 billion
Growth Fund(7)	0.73% on the first $500 million
0.67% on the next $500 million
0.64% on the next $500 million
0.61% on assets over $1.5 billion
High Yield Bond Fund	0.65% on the first $150 million
0.60% on the next $350 million
0.55% on assets over $500 million
Inflation Protected Fund(8)	0.50% on the first $250 million
0.45% on the next $250 million
0.40% on assets over $500 million
International Equities Index Fund	0.35% on the first $500 million
0.25% on the next $500 million
0.24% on assets over $1 billion
International Government Bond Fund	0.50% on the first $250 million
0.45% on the next $250 million
0.40% on the next $500 million
0.35% on assets over $1 billion
International Growth Fund(9)	0.95% on the first $250 million
0.90% on the next $250 million
0.85% on the next $500 million
0.80% on assets over $1 billion
International Opportunities Fund	0.90% on the first $100 million
0.80% on the next $650 million
0.75% on assets over $750 million
International Socially Responsible Fund	0.50% on first $500 million
0.475% on next $500 million
0.45% on assets over $1 billion
International Value Fund(10)	0.73% on the first $250 million
0.68% on the next $250 million
0.63% on the next $500 million
0.58% on assets over $1 billion
Large Capital Growth Fund	0.64% on the first $750 million
0.59% on assets over $750 million

259

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Mid Cap Index Fund	0.35% on the first $500 million
0.25% on the next $2.5 billion
0.20% on the next $2 billion
0.15% on assets over $5 billion
Mid Cap Strategic Growth Fund	0.70% on the first $250 million
0.65% on the next $250 million
0.60% on assets over $500 million
Mid Cap Value Fund	0.75% on the first $100 million
0.725% on the next $150 million
0.70% on the next $250 million
0.675% on the next $250 million
0.65% on assets over $750 million
Moderate Growth Lifestyle Fund(11)	0.10%
Nasdaq-100® Index Fund(12)	0.40% on the first $250 million
0.38% on the next $250 million
0.36% on assets over $500 million
Science & Technology Fund(13)	0.90% on first $500 million
0.85% on assets over $500 million
Small Cap Growth Fund(14)	0.85% on the first $100 million
0.80% on assets over $100 million
Small Cap Index Fund(15)	0.35% on the first $500 million
0.25% on the next $2.5 billion
0.20% on the next $2 billion
0.15% on assets over $5 billion
Small Cap Special Values Fund	0.75% on the first $500 million
0.70% on assets over $500 million
Small Cap Value Fund	0.75% on the first $50 million
0.65% on assets over $50 million
Stock Index Fund	0.35% on the first $500 million
0.25% on the next $2.5 billion
0.20% on the next $2 billion
0.15% on assets over $5 billion
Systematic Core Fund(16)	0.75% on the first $500 million
0.725% on assets over $500 million
Systematic Growth Fund(17)	0.75% on the first $250 million
0.725% on the next $250 million
0.70% on assets over $500 million
Systematic Value Fund(18)	0.70% on the first $250 million
0.65% on the next $250 million
0.60% on the next $500 million
0.55% on assets over $1 billion
U.S. Socially Responsible Fund	0.25% on the first $1 billion
0.24% on assets over $1 billion

(1)

Pursuant to an Advisory Fee Waiver Agreement effective September 28, 2022, VALIC has contractually agreed to waive the Aggressive Growth Lifestyle Fund’s advisory fees so that the advisory fee payable by the Fund is equal to 0.07% of the Fund’s average daily net assets.

(2)

Pursuant to an Advisory Fee Waiver Agreement, VALIC has contractually agreed to waive the Asset Allocation Fund’s advisory fees in order that such fees equal: 0.45% on the first $300 million of the Fund’s average daily net assets, 0.425% on the next $200 million of the Fund’s average daily net assets and 0.40% on average daily net assets over $500 million.

(3)

Pursuant to an Advisory Fee Waiver Agreement effective September 28, 2022, VALIC has contractually agreed to waive the Conservative Growth Lifestyle Fund’s advisory fees so that the advisory fee payable by the Fund is equal to 0.07% of the Fund’s average daily net assets.

260

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

(4)

Pursuant to an Advisory Fee Waiver Agreement, VALIC agreed to waive the Dividend Value Fund’s advisory fees in order that such fees equal: 0.64% of the Fund’s average daily net assets on Fund’s first $250 million; 0.61% of the Fund’s average daily net assets on the Fund’s next $250 million; 0.56% of the Fund’s average daily net assets on the Fund’s next $500 million; and 0.51% of the Fund’s net average daily net assets when the Fund’s assets exceed $1 billion.

(5)

VALIC has voluntarily agreed, until further notice, to waive a portion of its advisory fee in an amount equal to the amount of any advisory fees voluntarily waived by the Dynamic Allocation Fund’s Subadviser, AllianceBernstein L.P. (“AB”), in connection with the Fund’s investments in the AB Government Money Market Portfolio, a series of AB Fixed-Income Shares, Inc. managed by AB (the “AB Fund Waiver”). The AB Fund Waiver may be terminated at any time by the Adviser.

(6)

Pursuant to an Advisory Fee Waiver Agreement, VALIC has agreed to waive the Global Strategy Fund’s advisory fees in order that such fees equal: 0.44% on the first $500 million and 0.40% on assets over $500 million.

(7)

Pursuant to an Advisory Fee Waiver Agreement, VALIC has agreed to waive the Growth Fund’s advisory fees in order that such fees equal: 0.57% of the average daily net assets on the first $500 million, 0.51% on the next $500 million, 0.48% on the next $500 million and 0.45% thereafter.

(8)

Pursuant to an Advisory Fee Waiver Agreement, VALIC has agreed to waive the Inflation Protected Fund’s advisory fees in order that such fees equal: 0.47% on the first $250 million of the Fund’s average daily net assets, 0.42% on the next $250 million of the Fund’s average daily net assets and 0.37% on average daily net assets over $500 million.

(9)

Pursuant to an Advisory Fee Waiver Agreement, VALIC has agreed to waive the International Growth Fund’s advisory fees in order that such fees equal: 0.75% of the average daily net assets on the first $250 million, 0.70% on the next $250 million, 0.65% on the next $500 million and 0.60% thereafter.

(10)

Pursuant to an Advisory Fee Wavier Agreement, VALIC has agreed to waive International Value Fund’s advisory fees in order that such fees equal: 0.66% on the first $250 million, 0.61% on the next $250 million, 0.56% on the next $500 million and 0.51% on assets over $1 billion.

(11)

Pursuant to an Advisory Fee Waiver Agreement effective September 28, 2022, VALIC has contractually agreed to waive the Moderate Growth Lifestyle Fund’s advisory fees so that the advisory fee payable by the Fund is equal to 0.07% of the Fund’s average daily net assets.

(12)

Pursuant to an Advisory Fee Waiver effective October 1, 2022, VALIC has contractually agreed to waive the Nasdaq-100® Index Fund’s advisory fees in order that such fees equal: 0.35% on the first $250 million of the Fund’s average daily net assets, 0.33% on the next $250 million of the Fund’s average daily net assets and 0.31% on average daily net assets over $500 million.

(13)

Pursuant to an Amended and Restated Advisory Fee Waiver Agreement effective October 1, 2022, VALIC has contractually agreed to waive the Science & Technology Fund’s advisory fees in order that such fees equal: 0.86% on the first $500 million of the Fund’s average daily net assets and 0.81% on average daily net assets over $500 million. Prior to October 1, 2022, VALIC agreed to waive the Science & Technology Fund’s advisory fees in order that such fees equal: 0.87% of the Fund’s average daily net assets on Fund’s first $500 million and 0.82% of the Fund’s net average daily net assets when the Fund’s assets exceed $500 million.

(14)

Pursuant to an Advisory Fee Waiver Agreement, VALIC agreed to waive the Small Cap Growth Fund’s advisory fees in order that such fees equal: 0.82% of the Fund’s average daily net assets on Fund’s first $100 million and 0.77% of the Fund’s net average daily net assets when the Fund’s assets exceed $100 million.

(15)

Pursuant to an Advisory Fee Waiver Agreement effective October 1, 2022, VALIC has contractually agreed to waive the Small Cap Index Fund’s advisory fees in order that such fees equal: 0.30% on the first $500 million of the Fund’s average daily net assets, 0.20% on the next 2.5 billion of the Fund’s average daily net assets, 0.15% on the next $2.0 billion of the Fund’s average daily net assets and 0.10% on average daily net assets over $5.0 billion.

(16)

Pursuant to an Advisory Fee Waiver Agreement, VALIC has agreed to waive the Systematic Core Fund’s advisory fees in order that such fees equal: 0.53% on the first $500 million and 0.505% on assets over $500 million.

(17)

Pursuant to an Amended and Restated Advisory Fee Waiver Agreement effective May 1, 2023, VALIC agreed to waive the Systematic Growth Fund’s advisory fees in order that such fees equal: 0.58% of the Fund’s average daily net assets on Fund’s first $250 million; 0.555% of the Fund’s average daily net assets on the Fund’s next $250 million; 0.53% of the Fund’s average daily net assets on the Fund’s next $300 million; 0.505% of the Fund’s average daily net assets on the Fund’s next $200 million; and 0.45% of the Fund’s net average daily net assets when the Fund’s assets exceed $1 billion.

(18)

Pursuant to an Advisory Fee Waiver Agreement, VALIC agreed to waive the Systematic Value Fund’s advisory fees in order that such fees equal: 0.40% of the Fund’s average daily net assets on Fund’s first $250 million; 0.35% of the Fund’s average daily net assets on the Fund’s next $250 million; 0.30% of the Fund’s average daily net assets on the Fund’s next $500 million; and 0.25% of the Fund’s net average daily net assets when the Fund’s assets exceed $1 billion.

For the year ended May 31, 2023, the amount of investment advisory fees waived were as follows:

Fund	Amount
Aggressive Growth Lifestyle	$126,105
Asset Allocation	66,522
Conservative Growth Lifestyle	61,802
Dividend Value	1,338,850
Dynamic Allocation	5,134
Global Strategy	128,352
Growth	1,440,598
Inflation Protected	217,886
International Growth	786,151
International Value	364,231
Moderate Growth Lifestyle	198,698
Nasdaq-100® Index	220,134
Science & Technology	700,766
Small Cap Growth	156,664
Small Cap Index	299,138
Systematic Core	1,186,699
Systematic Growth	109,533
Systematic Value	1,329,105

261

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

VALIC has entered into sub-advisory agreements with the following:

AllianceBernstein L.P. (“AllianceBernstein”)—subadviser for a portion of the Dynamic Allocation Fund.

Allspring Global Investments, LLC (“Allspring”)—subadviser for the International Value Fund and Small Cap Special Values Fund.

BlackRock Investment Management, LLC (“BlackRock”)(1)—subadviser for a portion of the Growth Fund, a portion of the Dividend Value Fund and a portion of the Science & Technology Fund.

Boston Partners Global Investors, Inc. d/b/a Boston Partners (“Boston Partners”)—subadviser for a portion of the Mid Cap Value Fund.

ClearBridge Investments, LLC (“ClearBridge”)—subadviser for a portion of the Dividend Value Fund.

Columbia Management Investment Advisers, LLC (“Columbia”)—subadviser for the Capital Appreciation Fund.

Delaware Investments Fund Advisers (“DIFA”)—subadviser for a portion of the International Opportunities Fund.

Duff & Phelps Investment Management Co. (“Duff & Phelps”)(2)—subadviser for a portion of the Global Real Estate Fund.

Franklin Advisers, Inc.—subadviser for the Global Strategy Fund.

Goldman Sachs Asset Management, L.P.(“GSAM”)(3)—subadviser for the Systematic Core Fund and a portion of the Systematic Growth Fund.

J.P. Morgan Investment Management Inc. (“JPMIM”)(4)—subadviser for the Aggressive Growth Lifestyle Fund, Asset Allocation Fund, Conservative Growth Lifestyle Fund, Emerging Economies Fund, Government Securities Fund, Moderate Growth Lifestyle Fund, Small Cap Value Fund and a portion of the Small Cap Growth Fund.

Janus Henderson Investors U.S. LLC—subadviser for a portion of the Mid Cap Strategic Growth Fund.

Massachusetts Financial Services Company (“MFS”)(2)—subadviser for the Large Capital Growth Fund, a portion of the Global Real Estate Fund and a portion of the International Opportunities Fund.

Morgan Stanley Investment Management, Inc. (“MSIM”)—subadviser for the International Growth Fund.

PineBridge Investments, LLC (“PineBridge”)—subadviser for the Core Bond Fund and International Government Bond Fund.

SunAmerica Asset Management, LLC (“SunAmerica”)—subadviser for the International Equities Index Fund, International Socially Responsible Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund, Stock Index Fund, U.S. Socially Responsible Fund, a portion of the Growth Fund and a portion of the Dynamic Allocation Fund.

T. Rowe Price Associates, Inc.—subadviser for a portion of the Small Cap Growth Fund.

Voya Investment Management Co. LLC (“Voya IM”)(5)—subadviser for a portion of the Mid Cap Strategic Growth Fund and a portion of the Science & Technology Fund.

Wellington Management Company LLP (“Wellington Management”)(3)—subadviser for the High Yield Bond Fund, Inflation Protected Fund, Systematic Value Fund, a portion of the Mid Cap Value Fund, a portion of the Science & Technology Fund and a portion of the Systematic Growth Fund.

(1)	Effective May 1, 2023, BlackRock replaced T. Rowe Price Associates, Inc. as subadviser for a portion of the Science & Technology Fund.
(2)	Effective May 1, 2023, Duff & Phelps and MFS replaced Invesco Advisers, Inc. and GSAM as subadvisers for a portion of the Global Real Estate Fund.
(3)	Effective May 1, 2023, GSAM and Wellington replaced T. Rowe Price Associates, Inc. as subadvisers for the Systematic Growth Fund.
(4)	Effective September 28, 2022, JPMIM replaced PineBridge as subadvisor for the Aggressive, Moderate and Conservative Growth Lifestyle Funds.
(5)	Effective July 25, 2022, Voya IM replaced Allianz Global Investors U.S. LLC as subadviser for a portion of the Mid Cap Strategic Growth Fund and a portion of the Science & Technology Fund.

The subadvisers are compensated for their services by VALIC.

VALIC has contractually agreed to waive fees and/or reimburse expenses to the extent necessary so that each Fund’s total annual fund operating expenses after expense reimbursement do not exceed the amounts shown below through September 30, 2023 for all funds. For the purposes of the waived fee and reimbursed expense calculations, annual fund operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Funds’ business. The contractual fee waivers and fee reimbursements will continue until September 30, 2023, subject to termination by the Board, including a majority of the Directors who are not “interested persons” of the Series or VALIC as defined by Section 2(a)(19) of the 1940 Act (“the Disinterested Directors”). (See Note 13 for the International Opportunities Fund and the elimination of the expense limitation agreement.)

Fund	Maximum Expense Limitation
Dynamic Allocation	0.32%
High Yield Bond	0.68%
International Opportunities	0.95%
Small Cap Value	0.77%
Stock Index	0.29%

For the year ended May 31, 2023, pursuant to the contractual expense limitations in the previous table, VALIC has reimbursed expenses as follows:

Fund	Amount
Aggressive Growth Lifestyle(1)	$139,072
Capital Appreciation(2)	63,151
Conservative Growth Lifestyle(3)	42,350
Core Bond(4)	58,353
Dynamic Allocation	61,439
High Yield Bond	282,360

262

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Fund	Amount
International Opportunities	$311,819
Mid Cap Value(5)	74,367
Moderate Growth Lifestyle(6)	67,477
Nasdaq-100® Index(7)	29,028
Small Cap Growth(8)	96,637
Small Cap Value	209,587
Stock Index	2,023,236
Systematic Growth(9)	12,025

(1)

The Expense Limitation Agreement with respect to this Fund was terminated effective October 1, 2022. Prior to October 1, 2022, the Fund’s Maximum Expense Limitation was 0.09% of the Fund’s average daily net assets.

(2)

The Expense Limitation Agreement with respect to this Fund was terminated effective October 1, 2022. Prior to October 1, 2022, the Fund’s Maximum Expense Limitation was 0.60% of the Fund’s average daily net assets.

(3)

The Expense Limitation Agreement with respect to this Fund was terminated effective October 1, 2022. Prior to October 1, 2022, the Fund’s Maximum Expense Limitation was 0.13% of the Fund’s average daily net assets.

(4)

The Expense Limitation Agreement with respect to this Fund was terminated effective October 1, 2022. Prior to October 1, 2022, the Fund’s Maximum Expense Limitation was 0.52% of the Fund’s average daily net assets.

(5)

The Expense Limitation Agreement with respect to this Fund was terminated effective October 1, 2022. Prior to October 1, 2022, the Fund’s Maximum Expense Limitation was 0.80% of the Fund’s average daily net assets.

(6)

The Expense Limitation Agreement with respect to this Fund was terminated effective October 1, 2022. Prior to October 1, 2022, the Fund’s Maximum Expense Limitation was 0.13% of the Fund’s average daily net assets.

(7)

The Expense Limitation Agreement with respect to this Fund was terminated effective October 1, 2022. Prior to October 1, 2022, the Fund’s Maximum Expense Limitation was 0.53% of the Fund’s average daily net assets.

(8)

The Expense Limitation Agreement with respect to this Fund was terminated effective October 1, 2022. Prior to October 1, 2022, the Fund’s Maximum Expense Limitation was 0.88% of the Fund’s average daily net assets.

(9)

The Expense Limitation Agreement with respect to this Fund was terminated effective October 1, 2022. Prior to October 1, 2022, the Fund’s Maximum Expense Limitation was 0.85% of the Fund’s average daily net assets.

Any contractual waivers and/or reimbursements made by VALIC with respect to the Dynamic Allocation Fund are subject to recoupment from the Fund within two years after the occurrence of the waiver and/or reimbursement, provided that the Fund is able to effect such payment to VALIC and remain in compliance with the expense limitations in effect at the time the waivers and/or reimbursements were made. For the year ended May 31, 2023, the amount recouped by VALIC for the Dynamic Allocation Fund was $0.

At May 31, 2023, expenses previously waived and/or reimbursed by VALIC that are subject to recoupment and expire during the time period indicated are as follows:

	Expense Reimbursed
Fund	May 31, 2024	May 31, 2025
Dynamic Allocation . . . . . .	$26,251	$61,439

VC I, on behalf of each Fund, has entered into an Administrative Services Agreement with SunAmerica (the “Administrator”), an affiliate of the Adviser. The Administrator receives from each Fund, other than the “Fund-of-Funds Component” of the Dynamic Allocation Fund, and the Lifestyle Funds an annual fee of 0.06% based upon each Fund’s average daily net assets, plus the following Accounting Basis Point Fee@: 0.0061% on the first $25 billion; 0.0070% on the next $75 billion; and 0.0050% in excess of $100 billion. Pursuant to the Administrative Services Agreement, the Administrator provides administrative services to the Funds, regulatory reporting, internal legal and compliance services, fund accounting and related portfolio accounting services, all necessary office space, equipment, personnel, compensation and facilities for handling the affairs of the Funds and other services. Without limiting the generality of the foregoing, the Administrator (or its appointed service provider): assists with the preparation of prospectuses, statements of additional information, registration statements, and proxy materials; develops and prepares communications to shareholders, including the annual and semi-annual reports to shareholders; coordinates and supervises the preparation and filing of Fund tax returns; assists with the design, development, and operation of the Funds; prepares the Funds’ financial statements; determines the net asset value of the Funds’ shares; supervises the Funds’ transfer agent with respect to the payment of dividends and other distributions to shareholders; and calculates performance data of the Funds. During the year ended May 31, 2023, SunAmerica earned fees as reflected in the Statement of Operations based upon the aforementioned rates.

VC I, on behalf of each Fund, has entered into a Master Transfer Agency and Services Agreement with VALIC Retirement Services Company (“VRSCO”), an affiliate of VALIC. VRSCO receives from the Series an annual fee of $132,510, which is allocated to each Fund in the Series based on shareholder accounts. Under this agreement, VRSCO provides services which include the issuance and redemption of shares, acting as dividend disbursing agent, and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. In addition to the above, VRSCO provides “Blue Sky” registration and reporting in applicable states for each Fund that is sold outside of a variable annuity or variable life contract in order to effect and maintain, as the case may be, including but not limited to, the qualification of shares for sale under the applicable securities laws of such jurisdictions to qualified plans. For the year ended May 31, 2023, VRSCO earned fees as reflected in the Statement of Operations based upon the aforementioned rate.

@

The Accounting Basis Point Fee is calculated based upon all assets in all registered management investment companies managed and/or administered by the Administrator and VALIC, other than “funds-of-funds” and “feeder funds.” In addition, the Dynamic Allocation Fund shall pay the Administrator an Accounting Basis Point Fee solely with respect to the Overlay Component and no fee with respect to the Fund-of-Funds Component.

263

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

On January 23, 2001, the Board ratified a Deferred Compensation Plan (the “Plan”) for its independent directors who are not officers, directors, or employees of VALIC, or an affiliate of VALIC. The effective date of the plan was January 1, 2001. The first deferral of compensation was made in March 2001. Under the Plan, Directors may elect to defer all or a portion of their compensation. Amounts deferred may be invested in investment options that are specified in the Plan as selected by the Directors. For the year ended May 31, 2023, no amounts have been deferred under the Plan.

At May 31, 2023, the following affiliates owned outstanding shares of the following Funds:

Fund	American General Life Insurance Co.	The United States Life Insurance Co.	VALIC	VC I Dynamic Allocation Fund	VC I Aggressive Growth Lifestyle	VC I Conservative Growth Lifestyle	VC I Moderate Growth Lifestyle
Aggressive Growth Lifestyle	—%	—%	100.00%	—%	—%	—%	—%
Asset Allocation	—	—	100.00	—	—	—	—
Capital Appreciation	—	—	91.27	8.73	—	—	—
Conservative Growth Lifestyle	—	—	100.00	—	—	—	—
Core Bond	0.02	—	69.38	0.71	6.06	7.27	16.56
Dividend Value	—	0.00	99.15	0.85	—	—	—
Dynamic Allocation	5.30	—	94.70	—	—	—	—
Emerging Economies	0.07	0.01	99.80	0.12	—	—	—
Global Real Estate	—	—	99.44	0.56	—	—	—
Global Strategy	—	—	100.00	—	—	—	—
Government Securities	0.25	—	95.13	4.62	—	—	—
Growth	—	—	99.46	0.54	—	—	—
High Yield Bond	0.01	—	99.67	0.32	—	—	—
Inflation Protected	—	—	99.52	0.48	—	—	—
International Equities Index	1.96	0.01	84.83	0.14	5.57	1.19	6.30
International Government Bond	—	—	99.12	0.88	—	—	—
International Growth	—	—	99.31	0.69	—	—	—
International Opportunities	—	—	99.91	0.09	—	—	—
International Socially Responsible	0.24	—	99.26	0.50	—	—	—
International Value	0.04	—	99.03	0.93	—	—	—
Large Capital Growth	—	—	89.51	0.81	4.07	0.88	4.73
Mid Cap Index	0.83	0.03	99.09	0.05	—	—	—
Mid Cap Strategic Growth	—	—	99.79	0.21	—	—	—
Mid Cap Value	0.29	—	99.42	0.29	—	—	—
Moderate Growth Lifestyle	—	—	100.00	—	—	—	—
Nasdaq-100® Index	2.38	0.06	97.56	—	—	—	—
Science & Technology	0.49	—	99.51	—	—	—	—
Small Cap Growth	—	0.00	86.56	0.10	5.83	1.12	6.39
Small Cap Index	2.30	0.12	97.51	0.07	—	—	—
Small Cap Special Values	—	—	99.48	0.52	—	—	—
Small Cap Value	—	—	83.69	0.07	7.09	1.37	7.78
Stock Index	2.38	0.04	89.89	0.23	3.11	0.66	3.54
Systematic Core	0.45	—	97.83	1.72	—	—	—
Systematic Growth	0.01	—	87.56	0.50	4.78	1.36	5.79
Systematic Value	—	—	69.02	3.04	12.28	2.41	13.25
U.S. Socially Responsible	0.03	—	98.87	1.10	—	—	—

The VC I Dynamic Allocation Fund and the VC I Lifestyle Funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the VC I Dynamic Allocation Fund and the VC I Lifestyle Funds within the set limits across their asset allocations may represent a significant portion of net assets of the underlying funds.

As disclosed in the Portfolio of Investments, certain Funds owned shares of various VC I Funds and securities issued by AIG or an affiliate thereof. During the year ended May 31, 2023, transactions in these securities were as follows:

Aggressive Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Value at May 31, 2022	Cost of Purchases†	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Value at May 31, 2023
VALIC Co. I Capital Appreciation Fund	$—	$—	$28,902,135	$—	$27,048,593	$7,774,064	$(9,627,606)	$—
VALIC Co. I Core Bond Fund	3,411,773	351,806	123,355,503	56,420,658	3,912,994	(535,452)	(5,061,496)	170,266,219
VALIC Co. I Dividend Value Fund	—	—	8,273,894	—	7,616,241	558,852	(1,216,505)	—
VALIC Co. I Emerging Economies Fund	714,970	1,326,683	10,147,532	14,763,510	19,794,506	(6,919,125)	1,802,589	—
VALIC Co. I Global Real Estate Fund	—	—	18,344,606	—	14,758,078	(4,042,574)	456,046	—
VALIC Co. I Government Securities Fund	—	—	2,039,886	29,377,525	29,794,506	(1,763,253)	140,348	—
VALIC Co. I High Yield Bond Fund	—	—	10,820,074	—	10,410,572	(1,097,119)	687,617	—
VALIC Co. I Inflation Protected Fund	—	—	23,548,584	—	22,355,751	(1,631,754)	438,921	—

264

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Aggressive Growth Lifestyle Fund (continued)

Security	Income	Capital Gain Distribution Received	Value at May 31, 2022	Cost of Purchases†	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Value at May 31, 2023
VALIC Co. I International Equities Index Fund	$3,251,117	$—	$22,806,542	$113,032,833	$39,946,624	$370,470	$14,028,257	$110,291,478
VALIC Co. I International Government Bond Fund	—	—	8,689,210	—	7,808,602	(1,878,010)	997,402	—
VALIC Co. I International Growth Fund	—	—	3,902,127	—	3,644,844	(421,562)	164,279	—
VALIC Co. I International Opportunities Fund	—	—	32,210,899	—	27,389,082	(10,883,860)	6,062,043	—
VALIC Co. I International Value Fund	—	—	21,498,433	—	18,706,888	(3,458,608)	667,063	—
VALIC Co. I Large Capital Growth Fund	63,651	2,819,392	33,273,609	13,026,041	14,523,857	(1,560,442)	(1,103,728)	29,111,623
VALIC Co. I Mid Cap Index Fund	—	—	30,343,226	—	28,976,365	(2,855,095)	1,488,234	—
VALIC Co. I Mid Cap Strategic Growth Fund	—	—	16,584,783	—	15,675,774	(2,569,211)	1,660,202	—
VALIC Co. I Mid Cap Value Fund	—	—	21,211,382	—	19,659,580	3,334,334	(4,886,136)	—
VALIC Co. I Nasdaq-100 Index Fund	—	—	11,002,443	2,268,231	12,100,155	(2,990,421)	1,819,902	—
VALIC Co. I Science & Technology Fund	—	—	1,955,235	—	1,773,433	(434,782)	252,980	—
VALIC Co. I Small Cap Growth Fund	—	2,673,904	6,333,849	31,649,400	3,425,029	(1,026,129)	(1,993,348)	31,538,743
VALIC Co. I Small Cap Index Fund	—	—	4,274,210	—	4,261,935	(827,173)	814,898	—
VALIC Co. I Small Cap Special Values Fund	—	—	4,144,274	—	3,947,342	692,858	(889,790)	—
VALIC Co. I Small Cap Value Fund	330,858	4,942,547	4,080,145	39,740,037	5,980,912	1,049,561	(8,128,950)	30,759,881
VALIC Co. I Stock Index Fund	2,031,125	11,066,061	82,154,333	109,176,451	20,810,274	4,215,889	(8,013,573)	166,722,826
VALIC Co. I Systematic Core Fund	—	—	14,066,794	—	13,207,921	(2,722,803)	1,863,930	—
VALIC Co. I Systematic Growth Fund	—	4,882,935	5,919,278	38,009,436	5,545,050	(1,385,335)	(48,573)	36,949,756
VALIC Co. I Systematic Value Fund	1,198,272	2,988,473	58,692,796	5,716,346	8,740,478	(2,120,498)	(4,225,707)	49,322,459

	$11,001,766	$31,051,801	$608,575,782	$453,180,468	$391,815,386	$(33,127,178)	$(11,850,701)	$624,962,985

†	Includes reinvestments of distributions paid.

Conservative Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Value at May 31, 2022	Cost of Purchases†	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Value at May 31, 2023
VALIC Co. I Capital Appreciation Fund	$—	$—	$7,766,752	$—	$7,263,567	$1,836,585	$(2,339,770)	$—
VALIC Co. I Core Bond Fund	4,412,037	454,948	152,632,044	65,588,243	7,870,055	(1,357,681)	(4,989,344)	204,003,207
VALIC Co. I Dividend Value Fund	—	—	1,988,234	—	1,830,198	(208,648)	50,612	—
VALIC Co. I Emerging Economies Fund	352,017	653,196	1,876,556	7,268,856	7,306,131	(1,883,419)	44,138	—
VALIC Co. I Global Real Estate Fund	—	—	5,009,803	—	4,030,343	(1,047,691)	68,231	—
VALIC Co. I Government Securities Fund	—	—	7,416,181	6,085,402	12,627,458	(1,215,182)	341,057	—
VALIC Co. I High Yield Bond Fund	—	—	24,335,243	—	23,169,167	(2,861,645)	1,695,569	—
VALIC Co. I Inflation Protected Fund	—	—	16,394,215	—	15,504,948	(953,681)	64,414	—
VALIC Co. I International Equities Index Fund	784,994	—	7,969,764	29,432,770	16,965,933	1,362,311	1,814,187	23,613,099
VALIC Co. I International Government Bond Fund	—	—	12,393,306	—	11,065,516	(2,897,462)	1,569,672	—
VALIC Co. I International Opportunities Fund	—	—	8,473,900	—	7,208,283	(2,873,975)	1,608,358	—
VALIC Co. I International Value Fund	—	—	2,717,290	—	2,308,324	(342,960)	(66,006)	—
VALIC Co. I Large Capital Growth Fund	14,167	627,503	4,737,978	5,321,801	3,404,423	(927,715)	524,016	6,251,657
VALIC Co. I Mid Cap Index Fund	—	—	7,208,183	219,322	7,125,600	(1,281,335)	979,430	—
VALIC Co. I Mid Cap Strategic Growth Fund	—	—	4,198,808	—	3,968,672	(1,050,215)	820,079	—
VALIC Co. I Mid Cap Value Fund	—	—	1,983,156	—	1,838,071	342,204	(487,289)	—
VALIC Co. I Nasdaq-100 Index Fund	—	—	1,518,114	100,641	1,488,265	(469,226)	338,736	—
VALIC Co. I Science & Technology Fund	—	—	495,283	808,115	1,216,532	(410,694)	323,828	—
VALIC Co. I Small Cap Growth Fund	—	591,077	1,616,231	7,704,586	2,543,595	(662,776)	(42,887)	6,071,559
VALIC Co. I Small Cap Index Fund	—	—	920,329	—	889,906	(339,834)	309,411	—
VALIC Co. I Small Cap Special Values Fund	—	—	1,078,150	—	1,042,888	185,991	(221,253)	—
VALIC Co. I Small Cap Value Fund	73,138	1,092,576	126,339	8,843,141	1,483,395	(216,102)	(1,341,470)	5,928,513
VALIC Co. I Stock Index Fund	384,608	2,095,437	12,004,886	38,139,201	14,579,395	(2,035,156)	1,855,282	35,384,818
VALIC Co. I Systematic Core Fund	—	—	3,804,278	—	3,572,001	(711,326)	479,049	—
VALIC Co. I Systematic Growth Fund	—	1,221,602	1,469,662	10,671,166	1,376,747	(343,963)	127,033	10,547,151
VALIC Co. I Systematic Value Fund	267,275	666,581	14,313,339	1,748,285	4,939,935	(1,175,190)	(257,774)	9,688,725

	$6,288,236	$7,402,920	$304,448,024	$181,931,529	$166,619,348	$(21,538,785)	$3,267,309	$301,488,729

†	Includes reinvestments of distributions paid.

265

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Dynamic Allocation Fund

Security	Income	Capital Gain Distribution Received	Value at May 31, 2022	Cost of Purchases†	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Value at May 31, 2023
VALIC Co. I Capital Appreciation Fund	$8,094	$1,479,468	$5,784,500	$2,291,514	$1,502,273	$(39,701)	$(1,161,412)	$5,372,628
VALIC Co. I Core Bond Fund	454,893	46,907	21,892,330	3,534,457	4,480,717	(623,870)	(522,496)	19,799,704
VALIC Co. I Dividend Value Fund	149,823	1,387,995	8,294,785	4,180,706	1,926,133	28,920	(1,707,676)	8,870,602
VALIC Co. I Emerging Economies Fund	46,717	86,688	977,433	218,952	186,756	17,368	(260,548)	766,449
VALIC Co. I Global Real Estate Fund	42,321	36,610	1,385,053	968,309	417,458	(70,763)	(310,402)	1,554,739
VALIC Co. I Government Securities Fund	182,344	—	7,631,912	1,189,355	1,558,510	(107,103)	(222,126)	6,933,528
VALIC Co. I Growth Fund	—	1,516,842	5,931,872	2,280,744	1,519,043	(526,098)	(645,439)	5,522,036
VALIC Co. I High Yield Bond Fund	81,621	—	1,396,486	207,873	278,305	(22,726)	(56,174)	1,247,154
VALIC Co. I Inflation Protected Fund	230,828	49,659	2,623,125	507,741	500,950	(39,183)	(293,641)	2,297,092
VALIC Co. I International Equities Index Fund	70,305	—	2,953,676	341,748	598,358	23,753	(17,155)	2,703,664
VALIC Co. I International Government Bond Fund	22,282	271	639,455	165,679	139,153	(23,035)	(28,087)	614,859
VALIC Co. I International Growth Fund	—	433,448	3,157,674	702,061	790,299	10,133	(207,849)	2,871,720
VALIC Co. I International Opportunities Fund	5,613	48,150	492,358	95,123	89,349	(55,063)	(30,415)	412,654
VALIC Co. I International Socially Responsible Fund	34,681	31,412	2,185,662	277,893	465,061	(131,630)	122,015	1,988,879
VALIC Co. I International Value Fund	182,690	201,614	5,002,934	835,982	993,841	30,968	(478,117)	4,397,926
VALIC Co. I Large Capital Growth Fund	13,085	579,581	6,542,883	1,354,932	1,717,931	459,221	(862,578)	5,776,527
VALIC Co. I Mid Cap Index Fund	19,448	202,127	1,766,220	379,390	347,882	11,807	(276,569)	1,532,966
VALIC Co. I Mid Cap Strategic Growth Fund	—	314,833	1,710,726	472,649	347,882	(198,823)	(51,474)	1,585,196
VALIC Co. I Mid Cap Value Fund	17,281	418,668	2,428,635	625,327	717,458	(96,708)	(432,798)	1,806,998
VALIC Co. I Small Cap Growth Fund	—	42,726	636,419	131,103	194,814	(216,171)	165,406	521,943
VALIC Co. I Small Cap Index Fund	11,658	178,846	922,648	284,408	345,485	(113,338)	(117,314)	630,919
VALIC Co. I Small Cap Special Values Fund	8,934	140,790	1,233,767	250,726	272,644	(30,681)	(204,458)	976,710
VALIC Co. I Small Cap Value Fund	3,803	56,807	436,549	92,172	119,576	4,825	(107,245)	306,725
VALIC Co. I Stock Index Fund	151,006	822,716	12,725,096	3,045,037	2,554,807	315,765	(982,884)	12,548,207
VALIC Co. I Systematic Core Fund	89,331	407,589	10,194,941	1,415,076	2,025,772	(165,585)	(268,194)	9,150,466
VALIC Co. I Systematic Growth Fund	—	675,037	4,352,660	1,051,119	1,023,855	(302,997)	(203,592)	3,873,335
VALIC Co. I Systematic Value Fund	263,642	657,520	17,929,907	2,760,377	6,909,649	(613,081)	(963,981)	12,203,573
VALIC Co. I U.S. Socially Responsible Fund	100,122	1,398,523	8,424,537	2,275,094	1,711,578	(480,756)	(934,260)	7,573,037

	$2,190,522	$11,214,827	$139,654,243	$31,935,547	$33,735,539	$(2,954,552)	$(11,059,463)	$123,840,236

†	Includes reinvestments of distributions paid.

Moderate Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Value at May 31, 2022	Cost of Purchases†	Proceeds of Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Value at May 31, 2023
VALIC Co. I Capital Appreciation Fund	$—	$—	$38,241,575	$—	$35,783,336	$11,531,800	$(13,990,039)	$—
VALIC Co. I Core Bond Fund	9,842,875	1,014,950	281,305,607	204,184,595	10,847,139	(1,299,933)	(8,268,165)	465,074,965
VALIC Co. I Dividend Value Fund	—	—	6,624,396	—	6,097,855	152,962	(679,503)	—
VALIC Co. I Emerging Economies Fund	1,131,668	2,099,901	11,230,694	23,367,987	27,552,953	(7,177,211)	131,483	—
VALIC Co. I Global Real Estate Fund	—	—	20,261,834	—	16,300,472	(4,421,062)	459,700	—
VALIC Co. I Government Securities Fund	—	—	10,792,099	49,593,611	57,086,916	(3,779,258)	480,464	—
VALIC Co. I High Yield Bond Fund	—	—	23,087,172	—	22,230,919	(2,078,363)	1,222,110	—
VALIC Co. I Inflation Protected Fund	—	—	50,536,520	—	47,807,059	(3,381,349)	651,888	—
VALIC Co. I International Equities Index Fund	3,820,369	—	53,585,227	119,182,542	62,066,206	(4,295,476)	18,260,394	124,666,481
VALIC Co. I International Government Bond Fund	—	—	22,007,368	—	19,684,478	(5,056,744)	2,733,854	—
VALIC Co. I International Growth Fund	—	—	2,572,485	—	2,402,871	(207,344)	37,730	—
VALIC Co. I International Opportunities Fund	—	—	33,311,702	—	28,329,235	(10,026,861)	5,044,394	—
VALIC Co. I International Value Fund	—	—	16,774,105	—	14,542,277	(1,826,508)	(405,320)	—
VALIC Co. I Large Capital Growth Fund	72,875	3,227,959	36,222,651	16,353,375	15,876,876	(459,843)	(2,477,791)	33,761,516
VALIC Co. I Mid Cap Index Fund	—	—	40,941,716	—	38,780,164	(5,409,674)	3,248,122	—
VALIC Co. I Mid Cap Strategic Growth Fund	—	—	20,888,317	—	19,743,432	(4,432,054)	3,287,169	—
VALIC Co. I Mid Cap Value Fund	—	—	24,229,229	—	22,456,645	4,273,099	(6,045,683)	—
VALIC Co. I Nasdaq-100 Index Fund	—	—	14,440,515	8,173,137	20,318,300	(3,654,331)	1,358,979	—
VALIC Co. I Science & Technology Fund	—	—	2,923,293	—	2,651,479	(1,130,208)	858,394	—

266

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Moderate Growth Lifestyle Fund (continued)

Security	Income	Capital Gain Distribution Received	Value at May 31, 2022	Cost of Purchases†	Proceeds of Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Value at May 31, 2023
VALIC Co. I Small Cap Growth Fund	$—	$3,060,565	$7,733,016	$35,994,022	$5,686,718	$(2,133,845)	$(1,350,776)	$34,555,699
VALIC Co. I Small Cap Index Fund	—	—	5,744,108	—	5,727,611	(405,559)	389,062	—
VALIC Co. I Small Cap Special Values Fund	—	—	4,393,542	—	4,276,450	841,970	(959,062)	—
VALIC Co. I Small Cap Value Fund	378,703	5,657,285	4,985,822	45,750,796	8,940,350	1,020,294	(9,102,408)	33,714,154
VALIC Co. I Stock Index Fund	2,221,107	12,101,128	103,932,460	130,330,925	40,363,982	2,793,666	(7,137,316)	189,555,753
VALIC Co. I Systematic Core Fund	—	—	14,770,463	—	13,868,626	(2,702,367)	1,800,530	—
VALIC Co. I Systematic Growth Fund	—	5,593,833	6,607,305	45,928,014	6,189,578	(1,546,292)	(20,629)	44,778,820
VALIC Co. I Systematic Value Fund	1,374,234	3,427,319	76,109,591	4,801,552	20,022,401	(4,622,889)	(3,061,357)	53,204,496

	$18,841,831	$36,182,940	$934,252,812	$683,660,556	$575,634,328	$(49,433,380)	$(13,533,776)	$979,311,884

†	Includes reinvestments of distributions paid.

Stock Index Fund

Security	Income	Capital Gain Distribution Received	Value at May 31, 2022	Cost of Purchases	Proceeds of Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Value at May 31, 2023
American International Group, Inc. — Common Stock	$148,528	$—	$7,660,204	$12,569	$1,217,277	$449,585	$(1,207,418)	$5,697,663

During the period, the following Fund incurred brokerage commissions with brokers which are affiliates of a sub-advisor:

Affiliated Broker	International Growth Fund
Morgan Stanley Co., Inc.	$521

On November 8, 2022, the International Growth Fund engaged in an agency cross transaction without receiving prior consent from VALIC as required by Rule 206(3)-2 under the Investment Advisers Act of 1940. The violation resulted in a loss to the Fund in the amount of $249 that was reimbursed by MSIM.

Note 4 — Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the year ended May 31, 2023, were as follows:

Fund	Purchases of Investment Securities (Excluding U.S. Government Securities)	Sales of Investment Securities (Excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
Aggressive Growth Lifestyle	$411,126,901	$391,815,386	$—	$—
Asset Allocation	46,071,068	55,375,332	14,530,504	7,948,897
Capital Appreciation	34,815,924	105,256,785	—	—
Conservative Growth Lifestyle	168,240,374	166,619,348	—	—
Core Bond	687,655,791	542,735,012	941,409,247	683,923,909
Dividend Value	513,192,636	640,617,786	—	—
Dynamic Allocation	18,530,199	33,735,539	14,789,394	17,836,846
Emerging Economies	508,499,811	412,182,153	—	—
Global Real Estate	311,152,715	476,832,442	—	—
Global Strategy	164,439,257	170,362,027	8,424,030	7,417,123
Government Securities	10,590,442	11,808,791	98,290,018	92,830,719
Growth	386,616,443	419,931,632	—	—
High Yield Bond	165,302,167	254,618,197	—	—
Inflation Protected	89,653,814	247,206,247	96,457,518	280,911,076
International Equities Index	497,831,746	143,491,136	—	—
International Government Bond	44,621,425	78,520,971	10,144,133	32,941,841
International Growth	26,462,118	61,633,852	—	—
International Opportunities	293,661,373	283,101,036	—	—
International Socially Responsible	112,096,016	40,068,907	—	—
International Value	302,570,370	419,081,089	—	—
Large Capital Growth	181,515,040	192,049,378	—	—
Mid Cap Index	394,555,630	512,618,158	—	—
Mid Cap Strategic Growth	447,217,627	445,541,677	—	—

267

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Fund	Purchases of Investment Securities (Excluding U.S. Government Securities)	Sales of Investment Securities (Excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
Mid Cap Value	$502,291,414	$702,585,664	$—	$—
Moderate Growth Lifestyle	628,635,785	575,634,328	—	—
Nasdaq-100® Index	46,376,133	77,788,088	—	—
Science & Technology	1,599,824,715	1,715,894,436	—	—
Small Cap Growth	265,968,714	215,747,883	—	—
Small Cap Index	127,804,627	110,156,013	—	—
Small Cap Special Values	28,556,082	52,977,326	—	—
Small Cap Value	449,727,126	475,192,970	—	—
Stock Index	108,334,140	546,060,474	—	—
Systematic Core	73,405,612	127,404,012	—	—
Systematic Growth	622,445,344	607,033,797	—	—
Systematic Value	281,993,103	339,999,425	—	—
U.S. Socially Responsible	172,510,754	220,320,154	—	—

Note 5 — Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, investments in real estate investment trusts, investments in regulated investment companies, straddle loss deferrals, late year ordinary losses, inflation securities, investments in partnerships, corporate actions and derivative transactions.

The tax basis distributable earnings at May 31, 2023 and the tax character of distributions paid during the year ended May 31, 2022 were as follows:

	Distributable Earnings			Tax Distributions
	For the year ended May 31, 2023
Fund	Ordinary Income	Long- term Gains/ Capital And Other Losses	Unrealized Appreciation (Depreciation)@	Ordinary Income	Long-Term Capital Gains
Aggressive Growth Lifestyle	$14,374,215	$(4,692,811)	$(39,697,730)	$14,633,259	$61,108,741
Asset Allocation	2,000,368	(1,389,814)	(2,340,329)	4,704,044	3,530,102
Capital Appreciation	94,520	13,623,860	14,073,957	3,707,482	12,379,553
Conservative Growth Lifestyle	7,056,285	(13,336,432)	(27,412,265)	7,411,148	20,012,876
Core Bond	86,965,205	(80,451,055)	(290,182,028)	69,065,913	6,623,104
Dividend Value	28,136,100	11,692,708	(35,676,297)	73,845,546	135,316,517
Dynamic Allocation	4,141,294	4,803,445	(23,721,852)	6,196,305	5,958,100
Emerging Economies	14,576,207	(59,890,947)	(60,014,328)	39,495,239	63,949,549
Global Real Estate	6,803,746	(25,429,398)	(37,264,045)	8,464,516	7,322,407
Global Strategy	—	(19,811,961)	(4,959,944)	—	19,442,419
Government Securities	4,498,308	(12,938,846)	(12,647,002)	4,056,411	—
Growth	1,445,007	(39,879,991)	153,801,436	—	249,024,225
High Yield Bond	21,586,792	(28,794,345)	(28,607,655)	26,953,398	—
Inflation Protected	48,387,397	(14,732,245)	(64,856,538)	60,058,790	12,920,674
International Equities Index	42,198,337	(19,845,486)	169,576,361	46,010,531	—
International Government Bond*	2,310,533	29,499	(27,371,778)	2,310,533	29,499
International Growth	—	(736,654)	55,423,105	—	62,410,179
International Opportunities	4,071,261	(36,278,536)	(11,907,357)	5,860,179	50,267,559
International Socially Responsible	7,706,334	(1,801,090)	38,673,666	7,229,764	5,747,291
International Value	7,843,206	(7,810,296)	(26,935,215)	21,989,674	18,938,205
Large Capital Growth	2,262,248	39,936,206	161,576,420	3,432,624	64,927,808
Mid Cap Index	39,957,899	115,197,848	515,668,545	41,988,848	358,772,785
Mid Cap Strategic Growth	158,955	(65,915,485)	717,087	—	134,118,979
Mid Cap Value	15,287,389	68,218,718	(5,836,228)	23,247,816	125,347,156
Moderate Growth Lifestyle	22,957,106	(10,030,370)	(69,778,997)	23,390,306	91,789,073
Nasdaq-100® Index	2,967,592	37,082,004	452,955,360	3,622,801	82,924,001
Science & Technology	—	(263,465,952)	152,604,468	46,221,292	300,907,791
Small Cap Growth	—	(33,314,870)	(107,183,053)	46,812	42,374,944

268

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	Distributable Earnings			Tax Distributions
	For the year ended May 31, 2023
Fund	Ordinary Income	Long- term Gains/ Capital And Other Losses	Unrealized Appreciation (Depreciation)@	Ordinary Income	Long-Term Capital Gains
Small Cap Index	$11,546,987	$(3,743,565)	$45,101,619	$25,919,948	$188,369,409
Small Cap Special Values	3,160,523	6,027,541	(985,626)	5,172,535	22,999,590
Small Cap Value	7,259,447	8,978,941	(34,378,173)	22,286,945	55,071,710
Stock Index	68,750,142	355,793,585	3,059,274,521	68,863,050	363,623,139
Systematic Core	5,751,237	5,289,224	77,545,682	6,782,424	22,104,429
Systematic Growth	—	111,024,774	128,896,341	—	123,418,462
Systematic Value	7,257,779	(5,018,059)	(3,640,186)	25,490,284	7,351,059
U.S. Socially Responsible	9,090,884	54,793,276	113,293,051	13,593,066	118,390,002

*	The Distributable Earnings for International Government Bond Fund are for the tax period ended September 30, 2022.
@	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

	Tax Distributions
	For the year ended May 31, 2022
Fund	Ordinary Income	Long-Term Capital Gains
Aggressive Growth Lifestyle	$20,649,820	$35,525,418
Asset Allocation	17,921,953	3,090,432
Capital Appreciation	387,095	7,075,856
Conservative Growth Lifestyle	16,427,673	11,205,899
Core Bond	45,753,685	13,945,029
Dividend Value	22,282,324	—
Dynamic Allocation	5,673,829	17,786,840
Emerging Economies	22,716,543	81,856,666
Global Real Estate	8,585,753	—
Global Strategy	8,463	—
Government Securities	3,050,131	—
Growth	82,705,150	214,321,560
High Yield Bond	18,654,826	—
Inflation Protected	32,988,355	28,825,667
International Equities Index	46,567,231	—
International Government Bond*	4,524,146	264,150
International Growth	3,080,495	61,433,360
International Opportunities	14,327,957	68,307,198
International Socially Responsible	12,301,182	11,587,822
International Value	11,017,251	—
Large Capital Growth	5,010,757	72,643,794
Mid Cap Index	87,318,492	236,317,819
Mid Cap Strategic Growth	13,540,684	69,410,630
Mid Cap Value	25,507,923	35,033,346
Moderate Growth Lifestyle	37,702,204	53,585,267
Nasdaq-100® Index	7,964,274	69,393,508
Science & Technology	249,545,091	347,677,088
Small Cap Growth	14,074,880	30,950,737
Small Cap Index	27,460,742	84,996,196
Small Cap Special Values	9,549,045	5,451,704
Small Cap Value	22,392,663	13,229,327
Stock Index	80,498,447	474,618,440
Systematic Core	3,664,723	846,313
Systematic Growth	1,557,281	130,201,251
Systematic Value	13,163,584	7,629,230
U.S. Socially Responsible	9,854,492	99,217,479

269

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

As of May 31, 2023, for Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

	Capital Loss Carryforward Unlimited
Fund	ST	LT
Aggressive Growth Lifestyle	$4,692,811	$—
Asset Allocation	1,389,814	—
Conservative Growth Lifestyle	4,917,814	8,418,618
Core Bond	57,550,814	22,900,241
Emerging Economies	44,853,616	15,037,331
Global Real Estate	7,670,061	17,759,337
Global Strategy	19,811,961	—
Government Securities	3,695,452	9,243,394
Growth	39,879,991	—
High Yield Bond	4,596,307	24,198,038
Inflation Protected	7,650,976	7,081,269
International Equities Index	1,576,184	18,269,302
International Growth	736,654	—
International Opportunities	21,608,942	14,669,594
International Socially Responsible	1,326,866	474,224
International Value	7,810,296	—
Mid Cap Strategic Growth	61,052,223	4,863,262
Moderate Growth Lifestyle	10,030,370	—
Science & Technology	190,441,588	73,024,364
Small Cap Growth	27,398,328	5,916,542
Small Cap Index	3,743,565	—
Systematic Value	1,308,435	3,709,624

Under the current tax law, capital losses realized after October 31 and late year ordinary losses may be deferred and treated as occurring on the first day of the following year. For the fiscal year ended May 31, 2023, the Funds elected to defer late year ordinary losses and post October capital losses as follows:

Fund	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
Aggressive Growth Lifestyle	$—	$2,475,472	$—
Asset Allocation	—	265,188	566,141
Capital Appreciation	23,519	941	—
Conservative Growth Lifestyle	—	663,509	—
Core Bond	—	13,681,658	42,537,056
Dividend Value	—	—	4,586,699
Dynamic Allocation	—	682,507	—
Emerging Economies	—	17,773,676	19,017,156
Global Real Estate	—	8,179,029	43,412,104
Global Strategy	—	4,263,751	2,232,172
Government Securities	—	900,869	482,624
Growth	—	2,497,758	—
High Yield Bond	715,666	500,160	14,129,114
Inflation Protected	10,176,444	4,224,926	28,713,929
International Equities Index	—	—	17,672
International Government Bond*	2,443,772	3,844,303	4,097,682
International Growth	—	84,682	—
International Opportunities	—	9,252,386	4,401,499
International Value	102,481	2,159,018	—
Large Capital Growth	4,325	3,112,408	—
Mid Cap Index	—	1,387,837	—
Mid Cap Strategic Growth	130	5,939,462	9,987,419
Moderate Growth Lifestyle	—	7,570,746	—
Nasdaq-100® Index	—	360,744	—
Science & Technology	1,998,127	17,499,576	148,131,600

270

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Fund	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
Small Cap Growth	$763,652	$(908,939)	$36,348,790
Small Cap Index	—	1,219,540	325,044
Small Cap Special Values	—	63,028	—
Small Cap Value	—	5,629,647	—
Systematic Core	2,485	—	—
Systematic Growth	13,121	3,474,010	—
U.S. Socially Responsible	—	2,954,327	—

*	The deferred late ordinary losses and deferred post October capital losses are for the tax period ended September 30, 2022.

For the period ended May 31, 2023, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to tax treatment of net investment losses, principal paydown adjustments, capital gain distributions from underlying funds, disposition of passive foreign investment companies securities, partnership investments, derivatives and foreign currency transactions to the components of net assets as follows:

Fund	Accumulated Earnings (Loss)	Paid-in Capital
Global Real Estate	$25,282	$(25,282)
Global Strategy	6,612,246	(6,612,246)
International Equities Index	129,109	(129,109)
International Growth	80,875	(80,875)
Science & Technology	9,624,043	(9,624,043)
Small Cap Growth	2,443,439	(2,443,439)
Stock Index	7,228	(7,228)
Systematic Growth	2,355,459	(2,355,459)
Systematic Value	8,721	(8,721)

*	The reclassifications arising from book/tax differences for International Government Bond Fund are for the tax year ended September 30, 2022.

The information in the following table is presented on the basis of cost for Federal Income Tax purposes at May 31, 2023.

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation@	Gross Unrealized Depreciation@	Net Unrealized Appreciation (Depreciation)@
Aggressive Growth Lifesyle	$669,715,837	$12,613,632	$(52,311,362)	$(39,697,730)
Asset Allocation	137,026,584	8,824,998	(11,164,877)	(2,339,879)
Capital Appreciation	47,528,284	16,990,599	(2,916,642)	14,073,957
Conservative Growth Lifestyle	330,971,282	2,348,252	(29,760,517)	(27,412,265)
Core Bond	3,102,636,070	13,797,325	(303,979,352)	(290,182,027)
Dividend Value	1,092,464,990	67,331,160	(102,974,228)	(35,643,068)
Dynamic Allocation	171,890,445	385,056	(24,106,908)	(23,721,852)
Emerging Economies	683,221,799	31,408,030	(90,474,257)	(59,066,227)
Global Real Estate	309,823,152	1,254,773	(38,508,621)	(37,253,848)
Global Strategy	213,872,320	10,425,461	(15,364,308)	(4,938,847)
Government Securities	162,059,601	100,382	(12,747,384)	(12,647,002)
Growth	877,934,701	204,200,909	(50,397,453)	153,803,456
High Yield Bond	422,571,359	2,065,649	(30,672,275)	(28,606,626)
Inflation Protected	585,425,410	9,312,857	(74,328,109)	(65,015,252)
International Equities Index	1,857,747,032	351,102,516	(180,822,503)	170,280,013
International Government Bond	77,306,323	225,049	(8,988,815)	(8,763,766)
International Growth	377,456,243	116,325,592	(59,729,276)	56,596,316
International Opportunities	500,985,352	39,104,218	(50,819,342)	(11,715,124)
International Socially Responsible	343,984,076	66,532,036	(27,448,478)	39,083,558
International Value	498,177,777	33,873,404	(60,677,330)	(26,803,926)
Large Capital Growth	552,658,221	176,820,812	(15,247,632)	161,573,180
Mid Cap Index	2,387,587,820	799,326,546	(283,658,001)	515,668,545
Mid Cap Strategic Growth	762,166,952	63,853,232	(63,136,145)	717,087
Mid Cap Value	626,476,968	55,838,094	(61,674,320)	(5,836,226)
Moderate Growth Lifestyle	1,056,648,871	13,391,237	(83,170,234)	(69,778,997)

271

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation@	Gross Unrealized Depreciation@	Net Unrealized Appreciation (Depreciation)@
Nasdaq-100® Index	$320,728,760	$472,186,336	$(19,230,976)	$452,955,360
Science & Technology	1,987,513,185	332,622,553	(180,039,219)	152,583,334
Small Cap Growth	645,960,255	43,403,392	(150,586,445)	(107,183,053)
Small Cap Index	870,691,838	255,056,121	(209,954,501)	45,101,620
Small Cap Special Values	192,703,058	32,180,492	(33,166,118)	(985,626)
Small Cap Value	473,236,314	35,653,241	(70,031,414)	(34,378,173)
Stock Index	2,298,344,577	3,224,415,657	(165,141,136)	3,059,274,521
Systematic Core	454,205,209	123,254,764	(45,709,082)	77,545,682
Systematic Growth	641,631,018	156,749,445	(27,853,104)	128,896,341
Systematic Value	405,692,684	32,595,673	(36,235,859)	(3,640,186)
U.S. Socially Responsible	571,256,610	152,228,431	(38,935,380)	113,293,051

@	Includes amounts for derivatives
*	The tax adjustments for International Government Bond Fund are for the 12 months ended, September 30, 2022.

Note 6 — Capital Share Transactions

Transactions in capital shares of each class of each Fund were as follows:

	Aggressive Growth Lifestyle				Asset Allocation
	For the year ended May 31, 2023		For the year ended May 31, 2022		For the year ended May 31, 2023		For the year ended May 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	71,888,605	$655,813,287	1,848,062	$21,633,008	632,677	$6,227,573	446,406	$5,555,083
Reinvested dividends	8,548,758	75,742,000	5,289,570	56,175,238	878,778	8,234,146	1,961,941	21,012,385
Shares redeemed	(74,627,137)	(681,707,781)	(3,493,081)	(41,149,821)	(1,447,218)	(14,195,037)	(1,132,563)	(13,978,814)

Net increase (decrease)	5,810,226	$49,847,506	3,644,551	$36,658,425	64,237	$266,682	1,275,784	$12,588,654

	Capital Appreciation				Conservative Growth Lifestyle
	For the year ended May 31, 2023		For the year ended May 31, 2022		For the year ended May 31, 2023		For the year ended May 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	356,471	$6,271,818	579,975	$13,182,241	30,644,220	$316,373,541	1,560,370	$20,370,909
Reinvested dividends	1,191,632	16,087,035	365,473	7,462,951	2,731,476	27,424,024	2,333,917	27,633,572
Shares redeemed	(4,299,317)	(76,755,919)	(530,027)	(11,781,927)	(32,732,605)	(338,934,534)	(2,550,225)	(32,899,624)

Net increase (decrease)	(2,751,214)	$(54,397,066)	415,421	$8,863,265	643,091	$4,863,031	1,344,062	$15,104,857

	Core Bond				Dividend Value
	For the year ended May 31, 2023		For the year ended May 31, 2022		For the year ended May 31, 2023		For the year ended May 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	72,333,925	$690,989,320	63,204,849	$686,336,348	13,763,087	$160,617,275	32,751,066	$429,264,272
Reinvested dividends	8,017,904	75,689,017	5,595,006	59,698,714	19,713,672	209,162,063	1,710,079	22,282,324
Shares redeemed	(66,009,593)	(640,496,480)	(37,740,000)	(421,631,173)	(29,000,709)	(330,863,807)	(42,776,401)	(575,544,171)

Net increase (decrease)	14,342,236	$126,181,857	31,059,855	$324,403,889	4,476,050	$38,915,531	(8,315,256)	$(123,997,575)

	Dynamic Allocation				Emerging Economies
	For the year ended May 31, 2023		For the year ended May 31, 2022		For the year ended May 31, 2023		For the year ended May 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,093,964	$19,682,565	1,188,437	$13,747,815	35,826,895	$213,978,593	11,498,468	$104,550,663
Reinvested dividends	1,355,006	12,154,405	2,225,870	23,460,669	19,015,586	103,444,788	14,247,031	104,573,209
Shares redeemed	(3,995,594)	(38,206,012)	(2,467,204)	(29,842,856)	(21,323,378)	(123,171,243)	(36,250,653)	(349,060,526)

Net increase (decrease)	(546,624)	$(6,369,042)	947,103	$7,365,628	33,519,103	$194,252,138	(10,505,154)	$(139,936,654)

272

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	Global Real Estate				Global Strategy
	For the year ended May 31, 2023		For the year ended May 31, 2022		For the year ended May 31, 2023		For the year ended May 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,959,602	$32,899,133	24,859,496	$205,699,018	1,244,887	$10,608,065	988,253	$9,717,507
Reinvested dividends	2,513,841	15,786,923	1,082,693	8,585,753	2,421,223	19,442,419	899	8,463
Shares redeemed	(33,780,916)	(216,477,852)	(7,407,738)	(60,908,737)	(3,866,156)	(33,118,521)	(3,693,280)	(36,736,359)

Net increase (decrease)	(26,307,473)	$(167,791,796)	18,534,451	$153,376,034	(200,046)	$(3,068,037)	(2,704,128)	$(27,010,389)

	Government Securities				Growth
	For the year ended May 31, 2023		For the year ended May 31, 2022		For the year ended May 31, 2023		For the year ended May 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	14,681,802	$141,341,467	5,866,143	$62,380,706	7,510,054	$83,960,389	9,277,337	$220,586,857
Reinvested dividends	442,840	4,056,411	298,156	3,050,131	25,567,169	249,024,225	18,564,169	297,026,710
Shares redeemed	(15,396,769)	(142,686,627)	(3,088,787)	(32,614,701)	(10,840,026)	(134,739,775)	(23,263,519)	(458,434,624)

Net increase (decrease)	(272,127)	$2,711,251	3,075,512	$32,816,136	22,237,197	$198,244,839	4,577,987	$59,178,943

	High Yield Bond				Inflation Protected
	For the year ended May 31, 2023		For the year ended May 31, 2022		For the year ended May 31, 2023		For the year ended May 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	8,930,876	$59,114,619	8,215,345	$63,060,447	13,129,836	$139,325,722	18,825,609	$226,109,018
Reinvested dividends	4,115,023	26,953,398	2,569,535	18,654,826	7,796,951	72,979,464	5,342,612	61,814,022
Shares redeemed	(27,888,933)	(187,971,594)	(15,469,890)	(115,973,723)	(48,973,740)	(504,162,783)	(12,114,326)	(140,564,545)

Net increase (decrease)	(14,843,034)	$(101,903,577)	(4,685,010)	$(34,258,450)	(28,046,953)	$(291,857,597)	12,053,895	$147,358,495

	International Equities Index				International Government Bond
	For the year ended May 31, 2023		For the year ended May 31, 2022		For the year ended May 31, 2023		For the year ended May 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	109,188,106	$752,414,275	27,318,618	$221,859,947	2,674,812	$26,113,809	2,357,639	$28,401,421
Reinvested dividends	6,381,488	46,010,531	6,370,346	46,567,231	260,675	2,455,559	444,120	4,934,169
Shares redeemed	(59,063,388)	(415,659,123)	(45,782,011)	(375,756,952)	(9,188,026)	(88,390,570)	(4,829,500)	(57,277,406)

Net increase (decrease)	56,506,206	$382,765,683	(12,093,047)	$(107,329,774)	(6,252,539)	$(59,821,202)	(2,027,741)	$(23,941,816)

	International Growth				International Opportunities
	For the year ended May 31, 2023		For the year ended May 31, 2022		For the year ended May 31, 2023		For the year ended May 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,732,598	$41,070,909	2,799,653	$44,097,469	5,331,252	$75,469,348	2,713,240	$57,757,215
Reinvested dividends	5,972,266	62,410,179	5,036,210	64,513,855	4,169,966	56,127,738	4,996,080	82,635,155
Shares redeemed	(7,609,512)	(85,376,416)	(5,493,595)	(96,994,198)	(5,545,718)	(75,965,947)	(7,634,390)	(170,833,516)

Net increase (decrease)	2,095,352	$18,104,672	2,342,268	$11,617,126	3,955,500	$55,631,139	74,930	$(30,441,146)

	International Socially Responsible				International Value
	For the year ended May 31, 2023		For the year ended May 31, 2022		For the year ended May 31, 2023		For the year ended May 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	6,137,543	$131,827,524	1,870,196	$46,946,696	4,493,418	$41,050,965	4,434,748	$47,836,783
Reinvested dividends	604,709	12,977,055	1,076,081	23,889,004	4,419,857	40,927,879	1,118,503	11,017,251
Shares redeemed	(2,882,722)	(61,435,613)	(2,993,044)	(76,166,151)	(17,575,843)	(163,741,380)	(8,427,475)	(91,270,373)

Net increase (decrease)	3,859,530	$83,368,966	(46,767)	$(5,330,451)	(8,662,568)	$(81,762,536)	(2,874,224)	$(32,416,339)

273

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	Large Capital Growth				Mid Cap Index
	For the year ended May 31, 2023		For the year ended May 31, 2022		For the year ended May 31, 2023		For the year ended May 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,673,303	$64,582,823	6,090,106	$134,452,283	9,336,076	$230,034,747	5,783,305	$179,490,408
Reinvested dividends	4,230,225	68,360,432	4,100,029	77,654,551	16,845,802	400,761,633	11,920,306	323,636,311
Shares redeemed	(4,744,595)	(81,271,578)	(3,136,971)	(67,794,488)	(17,862,000)	(446,514,027)	(19,590,026)	(568,714,980)

Net increase (decrease)	3,158,933	$51,671,677	7,053,164	$144,312,346	8,319,878	$184,282,353	(1,886,415)	$(65,588,261)

	Mid Cap Strategic Growth				Mid Cap Value
	For the year ended May 31, 2023		For the year ended May 31, 2022		For the year ended May 31, 2023		For the year ended May 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	9,074,526	$144,696,204	7,585,164	$178,051,589	4,281,575	$81,976,873	7,329,777	$156,737,641
Reinvested dividends	8,929,359	134,118,979	4,452,567	82,951,314	8,629,209	148,594,972	2,906,446	60,541,269
Shares redeemed	(7,859,092)	(131,417,274)	(9,271,883)	(198,893,053)	(16,247,289)	(296,335,385)	(10,368,077)	(230,789,465)

Net increase (decrease)	10,144,793	$147,397,909	2,765,848	$62,109,850	(3,336,505)	$(65,763,540)	(131,854)	$(13,510,555)

	Moderate Growth Lifestyle				Nasdaq-100® Index
	For the year ended May 31, 2023		For the year ended May 31, 2022		For the year ended May 31, 2023		For the year ended May 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	82,918,015	$1,018,591,887	1,782,429	$28,668,370	1,934,006	$37,692,042	3,598,704	$89,778,991
Reinvested dividends	9,646,514	115,179,379	6,388,207	91,287,471	5,157,736	86,546,802	3,548,522	77,357,782
Shares redeemed	(86,793,534)	(1,068,923,811)	(5,250,816)	(82,126,995)	(5,058,189)	(94,093,188)	(4,807,314)	(121,779,224)

Net increase (decrease)	5,770,995	$64,847,455	2,919,820	$37,828,846	2,033,553	$30,145,656	2,339,912	$45,357,549

	Science & Technology				Small Cap Growth
	For the year ended May 31, 2023		For the year ended May 31, 2022		For the year ended May 31, 2023		For the year ended May 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,403,651	$28,308,550	789,715	$29,227,845	7,911,071	$112,867,397	1,375,471	$26,455,528
Reinvested dividends	19,425,242	347,129,083	23,193,094	597,222,179	3,065,156	42,421,756	2,662,662	45,025,617
Shares redeemed	(9,311,507)	(192,125,037)	(10,409,567)	(372,877,528)	(4,418,715)	(62,469,052)	(6,402,869)	(134,020,722)

Net increase (decrease)	11,517,386	$183,312,596	13,573,242	$253,572,496	6,557,512	$92,820,101	(2,364,736)	$(62,539,577)

	Small Cap Index				Small Cap Special Values
	For the year ended May 31, 2023		For the year ended May 31, 2022		For the year ended May 31, 2023		For the year ended May 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	7,427,501	$119,492,371	2,912,020	$65,541,913	398,564	$4,636,850	1,178,531	$16,640,482
Reinvested dividends	15,607,382	214,289,357	5,988,122	112,456,938	2,542,611	28,172,125	1,147,724	15,000,749
Shares redeemed	(6,568,432)	(103,350,924)	(17,402,859)	(375,438,474)	(3,003,141)	(34,947,914)	(3,369,829)	(46,367,167)

Net increase (decrease)	16,466,451	$230,430,804	(8,502,717)	$(197,439,623)	(61,966)	$(2,138,939)	(1,043,574)	$(14,725,936)

	Small Cap Value				Stock Index
	For the year ended May 31, 2023		For the year ended May 31, 2022		For the year ended May 31, 2023		For the year ended May 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	11,788,561	$148,579,864	10,369,372	$146,345,483	13,431,057	$600,437,755	8,429,465	$465,203,476
Reinvested dividends	6,762,120	77,358,655	2,538,987	35,621,990	10,217,014	432,486,189	11,326,605	555,116,887
Shares redeemed	(15,161,347)	(191,677,399)	(6,425,532)	(97,432,381)	(20,010,648)	(898,423,528)	(17,619,487)	(945,517,472)

Net increase (decrease)	3,389,334	$34,261,120	6,482,827	$84,535,092	3,637,423	$134,500,416	2,136,583	$74,802,891

274

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	Systematic Core				Systematic Growth
	For the year ended May 31, 2023		For the year ended May 31, 2022		For the year ended May 31, 2023		For the year ended May 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	940,148	$22,999,916	294,100	$8,085,882	7,291,262	$107,558,578	1,996,972	$43,859,938
Reinvested dividends	1,219,369	28,886,853	170,485	4,511,036	9,841,983	123,418,462	7,153,015	131,758,532
Shares redeemed	(3,674,332)	(88,867,888)	(3,177,791)	(87,817,228)	(5,829,519)	(86,357,292)	(5,675,373)	(138,152,212)

Net increase (decrease)	(1,514,815)	$(36,981,119)	(2,713,206)	$(75,220,310)	11,303,726	$144,619,748	3,474,614	$37,466,258

	Systematic Value				U.S. Socially Responsible
	For the year ended May 31, 2023		For the year ended May 31, 2022		For the year ended May 31, 2023		For the year ended May 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,035,331	$12,787,408	1,220,315	$16,313,998	1,858,948	$34,362,284	2,376,083	$60,313,265
Reinvested dividends	2,707,448	32,841,343	1,633,371	20,792,814	8,062,497	131,983,068	5,176,648	109,071,971
Shares redeemed	(6,514,183)	(79,931,525)	(8,339,921)	(111,426,028)	(4,537,534)	(87,512,097)	(5,383,253)	(135,789,027)

Net increase (decrease)	(2,771,404)	$(34,302,774)	(5,486,235)	$(74,319,216)	5,383,911	$78,833,255	2,169,478	$33,596,209

Note 7 — Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of certain Funds have been reduced. For the year ended May 31, 2023, the amount of expense reductions received by each Fund used to offset non-affiliated expenses is reflected as Fees paid indirectly in the Statement of Operations.

Note 8 — Investment Concentration

The High Yield Bond Fund’s investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risk of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yield securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

Certain Funds invest internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the Emerging Economies Fund, the Global Real Estate Fund, the Global Strategy Fund, the International Equities Index Fund, the International Government Bond Fund, the International Opportunities Fund, the International Growth Fund and the International Value Fund.

Each Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the U.S. Government. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaults, a fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the Core Bond Fund and the Government Securities Fund’s concentration in such investments, these funds may be subject to risks associated with the U.S. Government agencies or instrumentalities.

The Nasdaq-100® Index Fund, and Science & Technology Fund invest primarily in the technology sector. Certain other Funds such as Capital Appreciation Fund, Growth Fund and Systematic Growth Fund, by following their investment strategies, may also have large holdings in the technology sector. There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the prices of securities in this sector have tended to be volatile. A fund that invests primarily in technology-related issuers bears an additional risk that economic events may affect a substantial portion of its investments. In addition, at times equity securities of technology-related issuers may underperform relative to other sectors. The technology sector includes companies from various industries, including computer hardware, software, semiconductors, telecommunications, electronics, aerospace and defense, health care equipment and biotechnology, among others.

The Global Real Estate Fund invests primarily in the real estate industry. A fund that invests primarily in the real estate industry is subject to the risks associated with the direct ownership of real estate and could also be subject to the risks of direct ownership as a result of a default on a debt security it may own. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If a fund has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company.

The International Socially Responsible Fund and the U.S. Socially Responsible Fund invest in securities of companies meeting the Funds’ social criteria. The Funds’ adherence to their social criteria and application of related analyses when selecting investments may negatively impact the Funds’ performance, including relative to similar funds that use different criteria, or to funds that do not adhere to such criteria or apply such analyses.

Note 9 — Line of Credit

The Series, along with certain other funds managed by the Adviser, has access to a $85 million committed unsecured line of credit and a $40 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company (“State Street”), the Series’ custodian.

275

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Interest on each of the committed and uncommitted lines of credit is payable at a variable rate per annum equal to the Applicable Rate plus one and one quarter of one percent (1.25%). The Applicable Rate per annum shall be equal to the higher of (a) the Federal Funds Effective Rate on such date and (b) the Overnight Bank Funding Rate on such date, plus, in each case, 10 basis points. Notwithstanding anything to the contrary, if the Federal Funds Effective Rate or the Overnight Bank Funding Rate shall be less than zero, then the Federal Funds Effective Rate or the Overnight Bank Funding Rate, shall be deemed to be zero for the purposes of determining the rate. The Series, on behalf of each of the Funds, has paid State Street for its own account, such Fund’s ratable portion of an upfront fee in an amount equal to $40,000 in the aggregate for the uncommitted line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. There is also a commitment fee of 30 basis points per annum on the daily unused portion of the committed line of credit. For the year ended May 31, 2023, the following Funds had borrowings:

Fund	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
Capital Appreciation	6	$1,717	$2,325,000	4.43%
Dividend Value	2	95	362,500	4.68
Emerging Economies	15	27,138	11,973,333	4.98
Global Real Estate	14	11,301	5,732,143	5.31
Global Strategy	1	54	375,000	5.18
Growth	141	6,581	386,525	4.44
High Yield	28	3,458	986,607	4.60
Inflation Protected	1	494	4,850,000	3.67
International Equities Index	3	3,070	7,308,333	4.35
International Government Bond	6	139	212,500	5.72
International Opportunities	12	7,744	5,237,500	5.03
Large Capital Growth	4	6,969	14,187,500	4.68
Mid Cap Index	9	2,920	2,977,778	4.79
Mid Cap Strategic Growth	4	2,266	6,731,250	3.49
Mid Cap Value	12	7,107	3,362,500	5.70
Science & Technology	49	3,158	496,939	3.76
Small Cap Value	1	1,039	6,050,000	6.18
Stock Index	6	39,530	65,008,333	3.81
Systematic Core	16	1,984	698,438	6.21
Systematic Value	22	1,697	786,364	3.84

As of May 31, 2023, the Growth Fund had an outstanding borrowing in the amount of $225,000.

Note 10 — Interfund Lending Agreement

Pursuant to the exemptive relief granted by the SEC, the Funds are permitted to participate in an interfund lending program among investment companies advised by VALIC or an affiliate. The interfund lending program allows the participating Funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction.

For the year ended May 31, 2023, none of the Funds participated in this program.

Note 11 — Security Transactions with Affiliated Portfolios

The Funds are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Directors, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the year ended May 31, 2023, the following Funds engaged in security transactions with affiliated Funds:

Fund	Cost of Purchases	Proceeds from Sales	Realized Gain(Loss)
International Opportunities	$12,591	$43,816	$(3,908)
Large Capital Growth	114,378	380,218	(217,030)
Mid Cap Value	53,718	—	—
Systematic Growth	2,695,282	—	—

Note 12 — Other Matters

The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Funds’ investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments have taken and may continue to take in respect of pandemic or epidemic diseases have resulted and may continue to result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Funds invests.

276

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Government intervention in markets have impacted and may continue to impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect or have affected the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

In late February 2022, Russia launched a large-scale invasion of Ukraine (the “Invasion”). The extent and duration of Russia’s military actions and the consequences of such actions are impossible to predict, but has resulted in, and may continue to result in, significant market disruptions, including in the commodities markets, and has negatively affected, and may continue to negatively affect global supply chains, global growth and inflation. In response to the Invasion, the United States, the European Union and other countries have imposed broad-ranging economic sanctions on certain Russian individuals and Russian entities. To the extent covered by the sanctions, the Funds are currently restricted from trading in Russian securities, including those in their funds. In addition, certain index providers have removed Russian securities from their indices. Accordingly, any fund repositioning in light of these changes may result in increased transaction costs and higher tracking error, including as a measure of risk against a Fund’s benchmark index. It is unknown when, or if, sanctions may be lifted or a Fund’s ability to trade in Russian securities will resume. Even if a Fund does not have direct exposure to securities of Russian issuers, the potential for wider conflict in the region or globally may increase volatility and uncertainty in the financial markets. These and any related events could adversely affect a Fund’s performance and the value and liquidity of an investment in the Fund.

Note 13 — Subsequent Event

At a meeting held on July 10-11, 2023, the Board approved the termination of Massachusetts Financial Services Company and Delaware Investments Fund Advisers (along with its sub-subadvisor affiliates Macquarie Investment Management Global Limited and Macquarie Funds Management Hong Kong Limited) as subadvisers to the International Opportunities Fund (the “Fund”). The Board also approved the appointment of Invesco Advisers, Inc. (“Invesco”) and Wellington Management Company LLP (“Wellington”) as subadvisers to the Fund. The Board also approved changes to the Fund’s principal investment strategies and techniques. Additionally, the Board approved an advisory fee waiver agreement (the “Advisory Fee Waiver Agreement”) between VALIC and VALIC Company I, on behalf of the Fund, through September 30, 2024. Under the Advisory Fee Waiver Agreement, VALIC has contractually agreed to waive a portion of its advisory fee so that the fee payable by the Fund to VALIC equals 0.87% on the first $100 million of the Fund’s average daily net assets, 0.77% on the next $650 million, and 0.72% on average daily net assets over $750 million. In connection with the approval of the Advisory Fee Waiver Agreement, the expense limitation agreement will be terminated.

277

VALIC Company I

FINANCIAL HIGHLIGHTS

	Aggressive Growth Lifestyle Fund												Asset Allocation Fund
	Year Ended May 31,						Year Ended August 31,						Year Ended May 31,
	2023		2022		2021(f)		2020		2019		2018		2023	2022	2021	2020	2019

PER SHARE DATA
Net asset value at beginning of period	$10.27		$12.11		$10.22		$10.09		$11.34		$10.68		$10.29	$12.37	$9.45	$9.91	$11.33

Income (loss) from investment operations:
Net investment income (loss)(d)	0.17		0.11		0.17		0.19		0.17		0.17		0.14	0.12	0.08	0.14	0.18
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.23)		(1.01)		2.32		0.77		(0.24)		1.04		(0.05)	(0.44)	2.97	(0.30)	(0.55)

Total income (loss) from investment operations	(0.06)		(0.90)		2.49		0.96		(0.07)		1.21		0.09	(0.32)	3.05	(0.16)	(0.37)

Distributions from:
Net investment income	(0.22)		(0.34)		(0.20)		(0.26)		(0.21)		(0.16)		(0.12)	(0.25)	(0.13)	(0.12)	(0.17)
Net realized gain on securities	(0.99)		(0.60)		(0.40)		(0.57)		(0.97)		(0.39)		(0.51)	(1.51)	–	(0.18)	(0.88)

Total distributions	(1.21)		(0.94)		(0.60)		(0.83)		(1.18)		(0.55)		(0.63)	(1.76)	(0.13)	(0.30)	(1.05)

Net asset value at end of period	$9.00		$10.27		$12.11		$10.22		$10.09		$11.34		$9.75	$10.29	$12.37	$9.45	$9.91

TOTAL RETURN(a)	(0.41)%		(7.62)%		24.54%		9.91%		(0.52)%		11.39%		1.09%	(3.16)%	32.34%	(1.46)%	(3.42)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.10	%(e)	0.09	%(e)	0.10	%@(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.69%	0.63%	0.85%	0.77%	0.76%
Ratio of expenses to average net assets(c)	0.14	%(e)	0.13	%(e)	0.14	%@(e)	0.14	%(e)	0.14	%(e)	0.14	%(e)	0.74%	0.68%	0.87%	0.77%	0.76%
Ratio of expense reductions to average net assets	–		–		–		–		–		–		0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	1.74	%(e)	0.89	%(e)	1.98	%@(e)	1.88	%(e)	1.56	%(e)	1.49	%(e)	1.42%	0.95%	0.74%	1.39%	1.69%
Ratio of net investment income (loss) to average net assets(c)	1.70	%(e)	0.85	%(e)	1.94	%@(e)	1.83	%(e)	1.52	%(e)	1.45	%(e)	1.37%	0.90%	0.72%	1.39%	1.69%
Portfolio turnover rate	65%		40%		16%		48%		37%		49%		46%	47%	199%	177%	113%
Number of shares outstanding at end of period (000’s)	69,986		64,176		60,531		59,921		57,377		53,660		13,791	13,727	12,451	13,614	14,892
Net assets at end of period (000’s)	$630,147		$659,059		$732,829		$612,613		$579,049		$608,709		$134,523	$141,207	$154,023	$128,629	$147,543

@	Annualized
(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Does not include underlying fund expenses that the Fund bears indirectly.
(f)	The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund. Information presented is for the nine months ended May 31, 2021.

See Notes to Financial Statements

278

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Capital Appreciation Fund						Conservative Growth Lifestyle Fund
	Year Ended May 31,			Year Ended August 31,			Year Ended May 31,						Year Ended August 31,
	2023	2022	2021(f)	2020	2019	2018	2023		2022		2021(f)		2020		2019		2018

PER SHARE DATA
Net asset value at beginning of period	$19.24	$21.68	$18.62	$14.89	$20.13	$16.55	$11.36		$13.39		$12.31		$11.85		$12.31		$12.07

Income (loss) from investment operations:
Net investment income (loss)(d)	0.02	0.02	(0.01)	0.02	0.07	0.04	0.22		0.15		0.31		0.32		0.25		0.31
Net realized and unrealized gain (loss) on investments and foreign currencies	0.66	(1.34)	3.53	4.28	(0.26)	4.51	(0.38)		(1.17)		1.29		0.63		0.17		0.28

Total income (loss) from investment operations	0.68	(1.32)	3.52	4.30	(0.19)	4.55	(0.16)		(1.02)		1.60		0.95		0.42		0.59

Distributions from:
Net investment income	(0.03)	–	(0.02)	(0.06)	(0.05)	(0.08)	(0.23)		(0.48)		(0.34)		(0.31)		(0.36)		(0.28)
Net realized gain on securities	(5.16)	(1.12)	(0.44)	(0.51)	(5.00)	(0.89)	(0.77)		(0.53)		(0.18)		(0.18)		(0.52)		(0.07)

Total distributions	(5.19)	(1.12)	(0.46)	(0.57)	(5.05)	(0.97)	(1.00)		(1.01)		(0.52)		(0.49)		(0.88)		(0.35)

Net asset value at end of period	$14.73	$19.24	$21.68	$18.62	$14.89	$20.13	$10.20		$11.36		$13.39		$12.31		$11.85		$12.31

TOTAL RETURN(a)	6.00%	(6.38)%	18.97%	29.44%	(0.35)%	27.94%	(1.30)%		(7.88)%		13.05%		8.14%		3.52%		4.94%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.73%	0.60%	0.84%@	0.85%	0.85%	0.85%	0.12	%(e)	0.13	%(e)	0.10	%@(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)
Ratio of expenses to average net assets(c)	0.80%	0.71%	0.99%@	1.00%	1.00%	0.99%	0.16	%(e)	0.14	%(e)	0.15	%@(e)	0.15	%(e)	0.15	%(e)	0.15	%(e)
Ratio of expense reductions to average net assets	0.00%	0.00%	–	0.00%	0.00%	0.01%	–		–		–		–		–		–
Ratio of net investment income (loss) to average net assets(b)	0.08%	0.08%	(0.09)%@	0.12%	0.38%	0.22%	2.02	%(e)	1.14	%(e)	3.13	%@(e)	2.68	%(e)	2.06	%(e)	2.47	%(e)
Ratio of net investment income (loss) to average net assets(c)	0.01%	(0.03)%	(0.24)%@	(0.03)%	0.23%	0.08%	1.98	%(e)	1.13	%(e)	3.08	%@(e)	2.62	%(e)	2.01	%(e)	2.43	%(e)
Portfolio turnover rate	42%	46%	27%	62%	60%	124%	56%		38%		13%		38%		45%		44%
Number of shares outstanding at end of period (000’s)	4,177	6,928	6,513	6,576	6,923	5,449	29,748		29,105		27,761		27,615		27,369		27,516
Net assets at end of period (000’s)	$61,511	$133,324	$141,163	$122,454	$103,080	$109,697	$303,514		$330,697		$371,617		$339,870		$324,436		$338,793

@	Annualized
(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Does not include underlying fund expenses that the Fund bears indirectly.
(f)	The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund. Information presented is for the nine months ended May 31, 2021.

See Notes to Financial Statements

279

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Core Bond Fund						Dividend Value Fund
	Year Ended May 31,			Year Ended August 31,			Year Ended May 31,
	2023	2022	2021(e)	2020	2019	2018	2023	2022	2021	2020	2019

PER SHARE DATA
Net asset value at beginning of period	$10.15	$11.37	$11.94	$11.53	$10.74	$11.15	$13.21	$13.17	$9.98	$10.80	$12.39

Income (loss) from investment operations:
Net investment income (loss)(d)	0.30	0.21	0.15	0.28	0.33	0.30	0.24	0.20	0.25	0.29	0.29
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.61)	(1.19)	(0.12)	0.52	0.70	(0.45)	(0.68)	0.10	3.54	(0.34)	(0.27)

Total income (loss) from investment operations	(0.31)	(0.98)	0.03	0.80	1.03	(0.15)	(0.44)	0.30	3.79	(0.05)	0.02

Distributions from:
Net investment income	(0.22)	(0.13)	(0.29)	(0.39)	(0.24)	(0.26)	(0.22)	(0.26)	(0.26)	(0.24)	(0.24)
Net realized gain on securities	(0.02)	(0.11)	(0.31)	–	–	(0.00)	(2.01)	–	(0.34)	(0.53)	(1.37)

Total distributions	(0.24)	(0.24)	(0.60)	(0.39)	(0.24)	(0.26)	(2.23)	(0.26)	(0.60)	(0.77)	(1.61)

Net asset value at end of period	$9.60	$10.15	$11.37	$11.94	$11.53	$10.74	$10.54	$13.21	$13.17	$9.98	$10.80

TOTAL RETURN(a)	(2.99)%	(8.75)%	0.27%	7.05%	9.64%	(1.32)%	(3.49)%	2.28%	38.46%	(0.33)%	(0.17)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.50%	0.50%	0.76%@	0.77%	0.77%	0.77%	0.68%	0.68%	0.69%	0.74%	0.81%
Ratio of expenses to average net assets(c)	0.50%	0.50%	0.77%@	0.78%	0.78%	0.78%	0.79%	0.79%	0.80%	0.81%	0.81%
Ratio of expense reductions to average net assets	–	–	–	–	–	–	0.00%	0.00%	–	–	–
Ratio of net investment income (loss) to average net assets(b)	3.05%	1.93%	1.73%@	2.39%	2.99%	2.80%	1.95%	1.53%	2.18%	2.61%	2.40%
Ratio of net investment income (loss) to average net assets(c)	3.05%	1.93%	1.72%@	2.37%	2.99%	2.78%	1.84%	1.42%	2.07%	2.54%	2.40%
Portfolio turnover rate	43%	60%	39%	93%	97%	73%	44%	86%	64%	63%	46%
Number of shares outstanding at end of period (000’s)	292,471	278,129	247,069	149,401	137,809	119,431	99,581	95,105	103,420	101,412	88,850
Net assets at end of period (000’s)	$2,808,761	$2,821,678	$2,809,677	$1,784,179	$1,589,218	$1,282,586	$1,049,838	$1,256,796	$1,361,703	$1,012,017	$959,714

@	Annualized
(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund. Information presented is for the nine months ended May 31, 2021.

See Notes to Financial Statements

280

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Dynamic Allocation Fund										Emerging Economies Fund
	Year Ended May 31,										Year Ended May 31,
	2023		2022		2021		2020		2019		2023	2022	2021		2020	2019

PER SHARE DATA
Net asset value at beginning of period	$10.14		$12.60		$11.93		$11.49		$12.20		$7.25	$10.87	$7.23		$7.71	$8.89

Income (loss) from investment operations:
Net investment income (loss)(d)	0.14		0.07		0.20		0.18		0.17		0.23	0.31	0.16		0.19	0.18
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.37)		(0.92)		1.94		1.00		0.00		(1.04)	(2.56)	3.66		(0.47)	(1.22)

Total income (loss) from investment operations	(0.23)		(0.85)		2.14		1.18		0.17		(0.81)	(2.25)	3.82		(0.28)	(1.04)

Distributions from:
Net investment income	(0.17)		(0.39)		(0.24)		(0.26)		(0.15)		(0.38)	(0.30)	(0.18)		(0.20)	(0.14)
Net realized gain on securities	(0.63)		(1.22)		(1.23)		(0.48)		(0.73)		(0.71)	(1.07)	–		–	–

Total distributions	(0.80)		(1.61)		(1.47)		(0.74)		(0.88)		(1.09)	(1.37)	(0.18)		(0.20)	(0.14)

Net asset value at end of period	$9.11		$10.14		$12.60		$11.93		$11.49		$5.35	$7.25	$10.87		$7.23	$7.71

TOTAL RETURN(a)	(2.18)%		(7.28)%		18.42%		10.43%		1.47%		(11.47)%	(20.87)%	52.91	%(f)	(3.74)%	(11.75)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.32	%(e)	0.32	%(e)	0.32	%(e)	0.32	%(e)	0.32	%(e)	0.96%	0.93%	0.88%		0.91%	0.93%
Ratio of expenses to average net assets(c)	0.36	%(e)	0.33	%(e)	0.32	%(e)	0.33	%(e)	0.32	%(e)	0.96%	0.93%	0.88%		0.91%	0.93%
Ratio of expense reductions to average net assets	–		–		–		–		–		–	0.00%	0.00%		0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	1.48	%(e)	0.60	%(e)	1.57	%(e)	1.47	%(e)	1.36	%(e)	3.72%	3.23%	1.68%		2.35%	2.29%
Ratio of net investment income (loss) to average net assets(c)	1.44	%(e)	0.59	%(e)	1.57	%(e)	1.45	%(e)	1.35	%(e)	3.72%	3.23%	1.68%		2.35%	2.29%
Portfolio turnover rate	22%		25%		24%		20%		11%		71%	60%	82%		62%	72%
Number of shares outstanding at end of period (000’s)	16,151		16,698		15,751		15,995		17,745		121,042	87,523	98,028		97,025	106,698
Net assets at end of period (000’s)	$147,093		$169,371		$198,516		$190,741		$203,843		$647,212	$634,192	$1,065,405		$701,471	$823,071

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Does not include underlying fund expenses that the Fund bears indirectly.
(f)	The Fund’s performance figure was increased by less than 0.01% from the gain on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

281

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Global Real Estate Fund					Global Strategy Fund
	Year Ended May 31,					Year Ended May 31,
	2023	2022	2021	2020	2019	2023	2022	2021	2020	2019

PER SHARE DATA
Net asset value at beginning of period	$7.57	$8.13	$6.85	$8.00	$7.68	$9.16	$10.13	$8.85	$10.24	$12.02

Income (loss) from investment operations:
Net investment income (loss)(d)	0.16	0.13	0.14	0.15	0.17	0.24	0.18	0.20	0.30	0.44
Net realized and unrealized gain (loss) on investments and foreign currencies	(1.35)	(0.57)	1.73	(0.94)	0.44	(0.45)	(1.15)	1.50	(0.41)	(1.02)

Total income (loss) from investment operations	(1.19)	(0.44)	1.87	(0.79)	0.61	(0.21)	(0.97)	1.70	(0.11)	(0.58)

Distributions from:
Net investment income	(0.17)	(0.12)	(0.34)	(0.24)	(0.29)	–	(0.00)	(0.42)	(0.64)	(0.26)
Net realized gain on securities	(0.15)	–	(0.25)	(0.12)	–	(0.82)	–	–	(0.64)	(0.94)

Total distributions	(0.32)	(0.12)	(0.59)	(0.36)	(0.29)	(0.82)	(0.00)	(0.42)	(1.28)	(1.20)

Net asset value at end of period	$6.06	$7.57	$8.13	$6.85	$8.00	$8.13	$9.16	$10.13	$8.85	$10.24

TOTAL RETURN(a)	(15.96)%	(5.43)%	28.14%	(10.37)%	8.10%	(2.16)%	(9.57)%	19.49%	(1.01)%	(5.19)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.88%	0.86%	0.86%	0.85%	0.85%	0.71%	0.80%	0.70%	0.72%	0.66%
Ratio of expenses to average net assets(c)	0.88%	0.86%	0.86%	0.85%	0.85%	0.77%	0.84%	0.72%	0.73%	0.66%
Ratio of expense reductions to average net assets	0.00%	0.00%	0.00%	–	0.00%	–	0.01%	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	2.30%	1.61%	1.83%	1.84%	2.18%	2.78%	1.83%	2.09%	2.95%	3.78%
Ratio of net investment income (loss) to average net assets(c)	2.30%	1.61%	1.83%	1.84%	2.18%	2.72%	1.79%	2.07%	2.94%	3.78%
Portfolio turnover rate	77%	47%	76%	78%	44%	89%	140%	39%	108%	30%
Number of shares outstanding at end of period (000’s)	45,749	72,057	53,522	52,437	57,358	25,471	25,671	28,375	31,935	31,615
Net assets at end of period (000’s)	$277,408	$545,132	$435,033	$359,442	$458,620	$207,195	$235,176	$287,412	$282,708	$323,702

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

282

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Government Securities Fund					Growth Fund
	Year Ended May 31,					Year Ended May 31,
	2023	2022	2021	2020	2019	2023	2022	2021	2020	2019

PER SHARE DATA
Net asset value at beginning of period	$9.79	$10.78	$11.22	$10.57	$10.21	$14.57	$22.19	$18.82	$16.35	$17.36

Income (loss) from investment operations:
Net investment income (loss)(d)	0.23	0.20	0.20	0.23	0.23	0.02	(0.02)	(0.02)	0.03	0.06
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.42)	(1.00)	(0.39)	0.67	0.37	0.49	(2.84)	6.65	4.22	0.38

Total income (loss) from investment operations	(0.19)	(0.80)	(0.19)	0.90	0.60	0.51	(2.86)	6.63	4.25	0.44

Distributions from:
Net investment income	(0.25)	(0.19)	(0.25)	(0.25)	(0.24)	–	–	(0.03)	(0.07)	(0.07)
Net realized gain on securities	–	–	–	–	–	(3.95)	(4.76)	(3.23)	(1.71)	(1.38)

Total distributions	(0.25)	(0.19)	(0.25)	(0.25)	(0.24)	(3.95)	(4.76)	(3.26)	(1.78)	(1.45)

Net asset value at end of period	$9.35	$9.79	$10.78	$11.22	$10.57	$11.13	$14.57	$22.19	$18.82	$16.35

TOTAL RETURN(a)	(1.93)%	(7.47)%	(1.70)%	8.57%	5.98%	7.39%	(14.82)%	36.58%	27.42%	2.65%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.67%	0.65%	0.66%	0.66%	0.67%	0.65%	0.61%	0.64%	0.68%	0.74%
Ratio of expenses to average net assets(c)	0.67%	0.65%	0.66%	0.66%	0.67%	0.81%	0.77%	0.80%	0.81%	0.79%
Ratio of expense reductions to average net assets	–	–	–	–	–	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	2.44%	1.90%	1.77%	2.08%	2.24%	0.17%	(0.09)%	(0.10)%	0.16%	0.34%
Ratio of net investment income (loss) to average net assets(c)	2.44%	1.90%	1.77%	2.08%	2.24%	0.01%	(0.25)%	(0.26)%	0.03%	0.29%
Portfolio turnover rate	65%	11%	13%	17%	17%	43%	60%	40%	219%	60%
Number of shares outstanding at end of period (000’s)	16,063	16,335	13,260	13,225	13,559	91,275	69,038	64,460	72,176	64,185
Net assets at end of period (000’s)	$150,156	$159,888	$142,954	$148,338	$143,372	$1,016,283	$1,005,830	$1,430,327	$1,358,693	$1,049,181

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

283

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	High Yield Bond Fund							Inflation Protected Fund
	Year Ended May 31,				Year Ended August 31,			Year Ended May 31,
	2023	2022	2021(e)		2020	2019	2018	2023	2022	2021	2020	2019

PER SHARE DATA
Net asset value at beginning of period	$7.03	$7.68	$7.47		$7.66	$7.53	$7.75	$11.02	$11.97	$11.34	$11.07	$10.88

Income (loss) from investment operations:
Net investment income (loss)(d)	0.37	0.32	0.24		0.36	0.39	0.40	0.48	0.60	0.18	0.22	0.24
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.35)	(0.72)	0.28		(0.00)	0.09	(0.18)	(0.71)	(0.71)	0.68	0.32	0.14

Total income (loss) from investment operations	0.02	(0.40)	0.52		0.36	0.48	0.22	(0.23)	(0.11)	0.86	0.54	0.38

Distributions from:
Net investment income	(0.45)	(0.25)	(0.31)		(0.55)	(0.35)	(0.44)	(1.06)	(0.28)	(0.17)	(0.27)	(0.18)
Net realized gain on securities	–	–	–		–	–	–	(0.23)	(0.56)	(0.06)	–	(0.01)

Total distributions	(0.45)	(0.25)	(0.31)		(0.55)	(0.35)	(0.44)	(1.29)	(0.84)	(0.23)	(0.27)	(0.19)

Net asset value at end of period	$6.60	$7.03	$7.68		$7.47	$7.66	$7.53	$9.50	$11.02	$11.97	$11.34	$11.07

TOTAL RETURN(a)	0.32%	(5.34)%	6.95%		5.01%	6.47%	2.89%	(1.96)%	(1.25)%	7.66%	4.88%	3.51%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.68%	0.68%	0.92	%@	0.94%	0.96%	0.96%	0.55%	0.52%	0.54%	0.57%	0.56%
Ratio of expenses to average net assets(c)	0.75%	0.71%	0.97	%@	0.98%	0.97%	0.97%	0.58%	0.55%	0.56%	0.57%	0.56%
Ratio of expense reductions to average net assets	–	–	–		–	–	–	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	5.33%	4.12%	4.26	%@	4.79%	5.25%	5.16%	4.48%	5.06%	1.55%	1.94%	2.27%
Ratio of net investment income (loss) to average net assets(c)	5.27%	4.09%	4.21	%@	4.75%	5.24%	5.15%	4.45%	5.03%	1.53%	1.94%	2.27%
Portfolio turnover rate	40%	40%	33%		49%	34%	26%	26%	35%	71%	38%	42%
Number of shares outstanding at end of period (000’s)	58,454	73,297	77,982		72,088	85,841	76,525	50,833	78,880	66,826	67,416	63,309
Net assets at end of period (000’s)	$386,075	$515,224	$598,597		$538,716	$657,364	$576,553	$483,148	$869,007	$800,186	$764,607	$700,574

@	Annualized
(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund. Information presented is for the nine months ended May 31, 2021.

See Notes to Financial Statements

284

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	International Equities Index Fund					International Government Bond Fund
	Year Ended May 31,					Year Ended May 31,
	2023	2022	2021	2020	2019	2023	2022	2021	2020	2019

PER SHARE DATA
Net asset value at beginning of period	$7.28	$8.38	$6.19	$6.74	$7.41	$10.40	$12.45	$12.14	$11.82	$11.64

Income (loss) from investment operations:
Net investment income (loss)(d)	0.19	0.21	0.15	0.13	0.19	0.22	0.20	0.24	0.29	0.28
Net realized and unrealized gain (loss) on investments and foreign currencies	0.02	(1.09)	2.17	(0.36)	(0.62)	(0.70)	(1.89)	0.55	0.24	0.09

Total income (loss) from investment operations	0.21	(0.88)	2.32	(0.23)	(0.43)	(0.48)	(1.69)	0.79	0.53	0.37

Distributions from:
Net investment income	(0.19)	(0.22)	(0.10)	(0.19)	(0.24)	(0.35)	(0.22)	(0.29)	(0.21)	(0.18)
Net realized gain on securities	–	–	(0.03)	(0.13)	–	(0.00)	(0.14)	(0.19)	–	(0.01)

Total distributions	(0.19)	(0.22)	(0.13)	(0.32)	(0.24)	(0.35)	(0.36)	(0.48)	(0.21)	(0.19)

Net asset value at end of period	$7.30	$7.28	$8.38	$6.19	$6.74	$9.57	$10.40	$12.45	$12.14	$11.82

TOTAL RETURN(a)	2.91%	(10.51)%	37.70%	(3.42)%	(5.81)%	(4.52)%	(13.78)%	6.58%	4.44%	3.26%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.42%	0.41%	0.42%	0.43%	0.43%	0.76%	0.69%	0.65%	0.65%	0.65%
Ratio of expenses to average net assets(c)	0.42%	0.41%	0.42%	0.43%	0.43%	0.76%	0.69%	0.65%	0.65%	0.65%
Ratio of expense reductions to average net assets	–	–	–	–	–	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	2.82%	2.58%	2.11%	1.89%	2.72%	2.14%	1.64%	1.89%	2.34%	2.44%
Ratio of net investment income (loss) to average net assets(c)	2.82%	2.58%	2.11%	1.89%	2.72%	2.14%	1.64%	1.89%	2.34%	2.44%
Portfolio turnover rate	9%	6%	2%	10%	15%	60%	53%	71%	105%	94%
Number of shares outstanding at end of period (000’s)	271,116	214,610	226,703	201,429	154,662	7,262	13,515	15,543	14,125	17,187
Net assets at end of period (000’s)	$1,977,925	$1,563,302	$1,899,286	$1,246,804	$1,041,727	$69,466	$140,534	$193,496	$171,444	$203,184

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

285

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	International Growth Fund						International Opportunities Fund
	Year Ended May 31,						Year Ended May 31,				Year Ended August 31,
	2023	2022	2021	2020	2019		2023	2022	2021(f)		2020	2019	2018

PER SHARE DATA
Net asset value at beginning of period	$11.84	$19.13	$12.47	$11.35	$15.01		$16.02	$23.02	$20.73		$18.44	$21.31	$19.38

Income (loss) from investment operations:
Net investment income (loss)(d)	0.02	–	(0.02)	–	0.04		0.19	0.16	0.04		0.09	0.16	0.13
Net realized and unrealized gain (loss) on investments and foreign currencies	0.96	(5.20)	6.75	1.13	(0.19)		(1.21)	(4.09)	4.00		2.64	(2.10)	1.97

Total income (loss) from investment operations	0.98	(5.20)	6.73	1.13	(0.15)		(1.02)	(3.93)	4.04		2.73	(1.94)	2.10

Distributions from:
Net investment income	–	–	–	(0.01)	(0.10)		(0.20)	(0.05)	(0.11)		(0.13)	(0.19)	(0.17)
Net realized gain on securities	(1.90)	(2.09)	(0.07)	–	(3.41)		(1.70)	(3.02)	(1.64)		(0.31)	(0.74)	–

Total distributions	(1.90)	(2.09)	(0.07)	(0.01)	(3.51)		(1.90)	(3.07)	(1.75)		(0.44)	(0.93)	(0.17)

Net asset value at end of period	$10.92	$11.84	$19.13	$12.47	$11.35		$13.10	$16.02	$23.02		$20.73	$18.44	$21.31

TOTAL RETURN(a)	9.01%	(27.99)%	53.98%	10.00%	(0.17	)%(e)	(6.67)%	(17.48)%	19.97%		15.03%	(9.20)%	10.81%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.88%	0.85%	0.83%	0.86%	0.89%		0.95%	0.95%	1.19	%@	1.13%	1.00%	1.00%
Ratio of expenses to average net assets(c)	1.08%	1.05%	1.03%	1.06%	1.09%		1.02%	0.98%	1.23	%@	1.22%	1.22%	1.20%
Ratio of expense reductions to average net assets	–	–	–	–	–		0.00%	0.00%	0.00	%@	0.00%	0.00%	–
Ratio of net investment income (loss) to average net assets(b)	0.19%	(0.02)%	(0.10)%	(0.03)%	0.30%		1.33%	0.77%	0.23	%@	0.45%	0.83%	0.61%
Ratio of net investment income (loss) to average net assets(c)	(0.01)%	(0.22)%	(0.30)%	(0.23)%	0.10%		1.26%	0.74%	0.19	%@	0.36%	0.60%	0.41%
Portfolio turnover rate	7%	25%	18%	22%	35%		66%	41%	48%		45%	41%	46%
Number of shares outstanding at end of period (000’s)	38,053	35,958	33,616	37,029	41,093		35,605	31,649	31,574		29,447	31,253	33,984
Net assets at end of period (000’s)	$415,665	$425,568	$642,915	$461,774	$466,362		$466,339	$507,169	$726,964		$610,424	$576,197	$724,027

@	Annualized
(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.
(f)	The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund. Information presented is for the nine months ended May 31, 2021.

See Notes to Financial Statements

286

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	International Socially Responsible Fund					International Value Fund
	Year Ended May 31,					Year Ended May 31,
	2023	2022	2021	2020	2019	2023	2022	2021	2020	2019

PER SHARE DATA
Net asset value at beginning of period	$21.94	$26.57	$23.97	$25.91	$26.24	$9.90	$11.46	$7.78	$8.93	$10.67

Income (loss) from investment operations:
Net investment income (loss)(d)	0.51	0.52	0.51	0.42	0.44	0.20	0.29	0.19	0.18	0.20
Net realized and unrealized gain (loss) on investments and foreign currencies	0.13	(3.38)	8.18	(0.96)	(0.29)	(0.29)	(1.67)	3.66	(1.09)	(1.66)

Total income (loss) from investment operations	0.64	(2.86)	8.69	(0.54)	0.15	(0.09)	(1.38)	3.85	(0.91)	(1.46)

Distributions from:
Net investment income	(0.38)	(0.84)	(0.53)	(0.51)	(0.48)	(0.40)	(0.18)	(0.17)	(0.23)	(0.28)
Net realized gain on securities	(0.35)	(0.93)	(5.56)	(0.89)	–	(0.44)	–	–	(0.01)	–

Total distributions	(0.73)	(1.77)	(6.09)	(1.40)	(0.48)	(0.84)	(0.18)	(0.17)	(0.24)	(0.28)

Net asset value at end of period	$21.85	$21.94	$26.57	$23.97	$25.91	$8.97	$9.90	$11.46	$7.78	$8.93

TOTAL RETURN(a)	2.98%	(10.84)%	37.84%	(2.05)%	0.57%	(1.25)%	(12.03)%	49.67%	(10.17)%	(13.83)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.66%	0.64%	0.65%	0.63%	0.63%	0.78%	0.74%	0.74%	0.73%	0.77%
Ratio of expenses to average net assets(c)	0.66%	0.64%	0.65%	0.63%	0.63%	0.85%	0.81%	0.81%	0.80%	0.82%
Ratio of expense reductions to average net assets	–	–	–	–	–	–	0.00%	–	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	2.43%	2.03%	1.89%	1.57%	1.67%	2.16%	2.66%	1.95%	2.01%	1.97%
Ratio of net investment income (loss) to average net assets(c)	2.43%	2.03%	1.89%	1.57%	1.67%	2.09%	2.59%	1.88%	1.94%	1.92%
Portfolio turnover rate	13%	11%	9%	68%	2%	60%	70%	62%	64%	136%
Number of shares outstanding at end of period (000’s)	18,338	14,478	14,525	13,629	14,044	52,875	61,537	64,412	77,667	77,083
Net assets at end of period (000’s)	$400,650	$317,599	$385,891	$326,671	$363,818	$474,369	$609,239	$738,262	$604,123	$688,485

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

287

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Large Capital Growth Fund					Mid Cap Index Fund
	Year Ended May 31,					Year Ended May 31,
	2023	2022	2021	2020	2019	2023	2022	2021	2020	2019

PER SHARE DATA
Net asset value at beginning of period	$18.42	$21.03	$16.82	$15.68	$15.01	$26.38	$31.20	$20.75	$23.52	$28.04

Income (loss) from investment operations:
Net investment income (loss)(d)	0.06	0.04	0.05	0.08	0.13	0.37	0.30	0.35	0.30	0.32
Net realized and unrealized gain (loss) on investments and foreign currencies	0.42	(0.36)	6.24	2.50	1.71	(0.93)	(2.35)	11.29	(0.70)	(1.86)

Total income (loss) from investment operations	0.48	(0.32)	6.29	2.58	1.84	(0.56)	(2.05)	11.64	(0.40)	(1.54)

Distributions from:
Net investment income	(0.04)	(0.04)	(0.08)	(0.13)	(0.10)	(0.32)	(0.38)	(0.32)	(0.36)	(0.37)
Net realized gain on securities	(1.74)	(2.25)	(2.00)	(1.31)	(1.07)	(3.28)	(2.39)	(0.87)	(2.01)	(2.61)

Total distributions	(1.78)	(2.29)	(2.08)	(1.44)	(1.17)	(3.60)	(2.77)	(1.19)	(2.37)	(2.98)

Net asset value at end of period	$17.12	$18.42	$21.03	$16.82	$15.68	$22.22	$26.38	$31.20	$20.75	$23.52

TOTAL RETURN(a)	3.20%	(1.82)%	38.39%	17.08%	12.50%	(3.02)%	(6.84)%	56.39%	(1.25)%	(5.76)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.75%	0.74%	0.75%	0.75%	0.75%	0.36%	0.34%	0.35%	0.36%	0.36%
Ratio of expenses to average net assets(c)	0.75%	0.74%	0.75%	0.75%	0.75%	0.36%	0.34%	0.35%	0.36%	0.36%
Ratio of expense reductions to average net assets	–	–	–	0.00%	–	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	0.35%	0.19%	0.24%	0.45%	0.81%	1.46%	0.99%	1.33%	1.28%	1.20%
Ratio of net investment income (loss) to average net assets(c)	0.35%	0.19%	0.24%	0.45%	0.81%	1.46%	0.99%	1.33%	1.28%	1.20%
Portfolio turnover rate	27%	18%	22%	37%	26%	14%	14%	18%	14%	14%
Number of shares outstanding at end of period (000’s)	41,729	38,570	31,517	31,185	30,448	130,295	121,975	123,862	131,740	123,200
Net assets at end of period (000’s)	$714,449	$710,547	$662,844	$524,630	$477,301	$2,895,090	$3,217,500	$3,864,639	$2,734,114	$2,897,313

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

288

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Mid Cap Strategic Growth Fund					Mid Cap Value Fund
	Year Ended May 31,					Year Ended May 31,				Year Ended August 31,
	2023	2022	2021	2020	2019	2023	2022	2021(e)		2020	2019	2018

PER SHARE DATA
Net asset value at beginning of period	$17.88	$23.15	$16.50	$15.49	$15.85	$20.64	$22.22	$15.38		$17.19	$22.13	$21.23

Income (loss) from investment operations:
Net investment income (loss)(d)	0.01	(0.03)	(0.03)	(0.00)	0.00	0.18	0.13	0.04		0.13	0.14	0.09
Net realized and unrealized gain (loss) on investments and foreign currencies	0.70	(3.20)	7.83	1.89	1.13	(0.89)	(0.07)	7.02		(0.81)	(1.11)	2.62

Total income (loss) from investment operations	0.71	(3.23)	7.80	1.89	1.13	(0.71)	0.06	7.06		(0.68)	(0.97)	2.71

Distributions from:
Net investment income	–	–	(0.02)	–	(0.00)	(0.16)	(0.07)	(0.13)		(0.15)	(0.11)	(0.09)
Net realized gain on securities	(3.59)	(2.04)	(1.13)	(0.88)	(1.49)	(3.83)	(1.57)	(0.09)		(0.98)	(3.86)	(1.72)

Total distributions	(3.59)	(2.04)	(1.15)	(0.88)	(1.49)	(3.99)	(1.64)	(0.22)		(1.13)	(3.97)	(1.81)

Net asset value at end of period	$15.00	$17.88	$23.15	$16.50	$15.49	$15.94	$20.64	$22.22		$15.38	$17.19	$22.13

TOTAL RETURN(a)	3.96%	(14.32)%	47.61%	12.76%	7.45%	(4.87)%	0.18%	45.95%		(4.12)%	(4.14)%	12.90%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.77%	0.75%	0.78%	0.81%	0.81%	0.81%	0.79%	1.04	%@	1.05%	1.05%	1.05%
Ratio of expenses to average net assets(c)	0.77%	0.75%	0.78%	0.81%	0.81%	0.82%	0.79%	1.06	%@	1.07%	1.06%	1.05%
Ratio of expense reductions to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00	%@	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	0.05%	(0.14)%	(0.13)%	(0.03)%	(0.02)%	0.95%	0.61%	0.31	%@	0.82%	0.73%	0.40%
Ratio of net investment income (loss) to average net assets(c)	0.05%	(0.14)%	(0.13)%	(0.03)%	(0.02)%	0.94%	0.61%	0.29	%@	0.80%	0.72%	0.40%
Portfolio turnover rate	67%	76%	49%	25%	31%	65%	51%	31%		63%	44%	44%
Number of shares outstanding at end of period (000’s)	51,383	41,238	38,473	19,079	19,581	38,878	42,214	42,346		47,067	43,256	41,411
Net assets at end of period (000’s)	$770,493	$737,360	$890,709	$314,845	$303,288	$619,704	$871,131	$940,809		$724,100	$743,460	$916,284

@	Annualized
(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund. Information presented is for the nine months ended May 31, 2021.

See Notes to Financial Statements

289

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Moderate Growth Lifestyle Fund												Nasdaq-100® Index Fund
	Year Ended May 31,						Year Ended August 31,						Year Ended May 31,
	2023		2022		2021(f)		2020		2019		2018		2023	2022	2021		2020	2019

PER SHARE DATA
Net asset value at beginning of period	$13.83		$16.13		$14.16		$13.88		$15.00		$14.23		$20.06	$24.00	$18.29		$14.08	$13.97

Income (loss) from investment operations:
Net investment income (loss)(d)	0.25		0.15		0.28		0.31		0.24		0.26		0.09	0.06	0.06		0.08	0.12
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.37)		(1.15)		2.49		0.93		(0.00)		1.08		2.10	(1.65)	7.74		4.72	0.26

Total income (loss) from investment operations	(0.12)		(1.00)		2.77		1.24		0.24		1.34		2.19	(1.59)	7.80		4.80	0.38

Distributions from:
Net investment income	(0.27)		(0.52)		(0.33)		(0.34)		(0.32)		(0.24)		(0.06)	(0.06)	(0.08)		(0.14)	(0.06)
Net realized gain on securities	(1.31)		(0.78)		(0.47)		(0.62)		(1.04)		(0.33)		(2.48)	(2.29)	(2.01)		(0.45)	(0.21)

Total distributions	(1.58)		(1.30)		(0.80)		(0.96)		(1.36)		(0.57)		(2.54)	(2.35)	(2.09)		(0.59)	(0.27)

Net asset value at end of period	$12.13		$13.83		$16.13		$14.16		$13.88		$15.00		$19.71	$20.06	$24.00		$18.29	$14.08

TOTAL RETURN(a)	(0.69)%		(6.49)%		19.65%		9.26%		1.71%		9.44%		13.13%	(7.42)%	43.47	%(g)	34.71%	2.76%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.11	%(e)	0.12	%(e)	0.10	%@(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.49%	0.50%	0.51%		0.53%	0.53%
Ratio of expenses to average net assets(c)	0.13	%(e)	0.12	%(e)	0.13	%@(e)	0.14	%(e)	0.13	%(e)	0.13	%(e)	0.52%	0.50%	0.51%		0.53%	0.54%
Ratio of expense reductions to average net assets	–		–		–		–		–		–		–	–	–		–	–
Ratio of net investment income (loss) to average net assets(b)	1.91	%(e)	0.97	%(e)	2.39	%@(e)	2.24	%(e)	1.69	%(e)	1.75	%(e)	0.46%	0.22%	0.25%		0.49%	0.85%
Ratio of net investment income (loss) to average net assets(c)	1.89	%(e)	0.97	%(e)	2.36	%@(e)	2.20	%(e)	1.66	%(e)	1.72	%(e)	0.43%	0.22%	0.25%		0.49%	0.84%
Portfolio turnover rate	61%		37%		15%		49%		39%		47%		7%	9%	8%		8%	6%
Number of shares outstanding at end of period (000’s)	81,347		75,576		72,656		71,656		67,965		64,297		39,105	37,071	34,731		34,045	35,447
Net assets at end of period (000’s)	$987,043		$1,045,238		$1,172,232		$1,014,351		$943,311		$964,607		$770,660	$743,801	$833,580		$622,519	$499,269

@	Annualized
(a)

Total return includes if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Does not include underlying fund expenses that the Fund bears indirectly.
(f)	The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund. Information presented is for the nine months ended May 31, 2021.
(g)	The Fund’s performance figure was increased by less than 0.01% from the effect of payments by affiliates

See Notes to Financial Statements

290

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Science & Technology Fund						Small Cap Growth Fund
	Year Ended May 31,						Year Ended May 31,				Year Ended August 31,
	2023	2022	2021	2020		2019	2023	2022	2021(e)		2020	2019	2018

PER SHARE DATA
Net asset value at beginning of period	$22.80	$39.38	$29.88	$25.95		$31.14	$14.77	$22.85	$20.49		$16.89	$23.31	$16.98

Income (loss) from investment operations:
Net investment income (loss)(d)	(0.07)	(0.21)	(0.22)	0.05		(0.10)	(0.05)	(0.13)	(0.13)		(0.11)	(0.11)	(0.12)
Net realized and unrealized gain (loss) on investments and foreign currencies	2.12	(8.09)	14.40	7.31		0.94	(0.20)	(6.53)	5.23		6.21	(1.22)	7.14

Total income (loss) from investment operations	2.05	(8.30)	14.18	7.36		0.84	(0.25)	(6.66)	5.10		6.10	(1.33)	7.02

Distributions from:
Net investment income	–	–	(0.02)	–		–	–	–	–		–	–	–
Net realized gain on securities	(4.02)	(8.28)	(4.66)	(3.43)		(6.03)	(1.13)	(1.42)	(2.74)		(2.50)	(5.09)	(0.69)

Total distributions	(4.02)	(8.28)	(4.68)	(3.43)		(6.03)	(1.13)	(1.42)	(2.74)		(2.50)	(5.09)	(0.69)

Net asset value at end of period	$20.83	$22.80	$39.38	$29.88		$25.95	$13.39	$14.77	$22.85		$20.49	$16.89	$23.31

TOTAL RETURN(a)	11.91%	(23.50)%	48.22%	30.60	%(f)	3.04%	(1.91)%	(29.91)%	25.62%		38.49%	(5.47)%	41.51%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.93%	0.94%	0.97%	0.97%		0.98%	0.89%	0.88%	1.11	%@	1.14%	1.16%	1.16%
Ratio of expenses to average net assets(c)	0.97%	0.95%	0.97%	0.97%		0.98%	0.94%	0.92%	1.19	%@	1.24%	1.23%	1.22%
Ratio of expense reductions to average net assets	0.00%	0.00%	0.00%	0.01%		0.00%	0.00%	0.00%	0.00	%@	0.01%	0.01%	0.00%
Ratio of net investment income (loss) to average net assets(b)	(0.34)%	(0.58)%	(0.60)%	0.19%		(0.35)%	(0.36)%	(0.61)%	(0.84	)%@	(0.61)%	(0.54)%	(0.61)%
Ratio of net investment income (loss) to average net assets(c)	(0.38)%	(0.59)%	(0.60)%	0.19%		(0.35)%	(0.41)%	(0.66)%	(0.92	)%@	(0.70)%	(0.61)%	(0.67)%
Portfolio turnover rate	85%	68%	88%	98%		89%	41%	34%	40%		48%	60%	63%
Number of shares outstanding at end of period (000’s)	104,001	92,483	78,910	54,314		53,666	40,397	33,840	36,204		10,271	11,386	9,239
Net assets at end of period (000’s)	$2,166,131	$2,108,867	$3,107,205	$1,623,083		$1,392,834	$540,916	$499,878	$827,215		$210,497	$192,341	$215,384

@	Annualized
(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursements, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund. Information presented is for the nine months ended May 31, 2021.
(f)	The Fund’s performance figure was increased by 0.04% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

291

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Small Cap Index Fund					Small Cap Special Values Fund
	Year Ended May 31,					Year Ended May 31,
	2023	2022	2021	2020	2019	2023	2022	2021	2020	2019

PER SHARE DATA
Net asset value at beginning of period	$17.41	$23.48	$15.08	$18.76	$22.81	$12.71	$14.26	$8.80	$11.14	$13.84

Income (loss) from investment operations:
Net investment income (loss)(d)	0.22	0.15	0.12	0.17	0.22	0.17	0.09	0.07	0.12	0.12
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.85)	(4.01)	9.54	(0.99)	(2.25)	(1.01)	(0.80)	5.81	(1.31)	(1.02)

Total income (loss) from investment operations	(0.63)	(3.86)	9.66	(0.82)	(2.03)	(0.84)	(0.71)	5.88	(1.19)	(0.90)

Distributions from:
Net investment income	(0.24)	(0.15)	(0.19)	(0.32)	(0.24)	(0.10)	(0.08)	(0.15)	(0.15)	(0.17)
Net realized gain on securities	(3.72)	(2.06)	(1.07)	(2.54)	(1.78)	(1.57)	(0.76)	(0.27)	(1.00)	(1.63)

Total distributions	(3.96)	(2.21)	(1.26)	(2.86)	(2.02)	(1.67)	(0.84)	(0.42)	(1.15)	(1.80)

Net asset value at end of period	$12.82	$17.41	$23.48	$15.08	$18.76	$10.20	$12.71	$14.26	$8.80	$11.14

TOTAL RETURN(a)	(5.10)%	(17.14)%	63.99%	(3.87)%	(9.23)%	(7.65)%	(5.18)%	66.92%	(10.88)%	(6.88)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.41%	0.41%	0.42%	0.44%	0.40%	0.89%	0.87%	0.89%	0.88%	0.87%
Ratio of expenses to average net assets(c)	0.45%	0.41%	0.42%	0.44%	0.40%	0.89%	0.87%	0.89%	0.88%	0.87%
Ratio of expense reductions to average net assets	–	–	–	–	–	0.00%	0.00%	0.00%	0.00%	0.01%
Ratio of net investment income (loss) to average net assets(b)	1.40%	0.67%	0.61%	0.94%	1.01%	1.48%	0.64%	0.58%	1.10%	0.91%
Ratio of net investment income (loss) to average net assets(c)	1.37%	0.67%	0.61%	0.94%	1.01%	1.48%	0.64%	0.58%	1.10%	0.91%
Portfolio turnover rate	13%	20%	14%	13%	16%	14%	20%	37%	37%	33%
Number of shares outstanding at end of period (000’s)	69,661	53,194	61,697	59,576	53,944	18,508	18,570	19,614	20,134	20,076
Net assets at end of period (000’s)	$893,002	$926,232	$1,448,543	$898,557	$1,012,040	$188,747	$236,013	$279,760	$177,110	$223,576

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

292

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Small Cap Value Fund							Stock Index Fund
	Year Ended May 31,				Year Ended August 31,			Year Ended May 31,
	2023	2022	2021(e)		2020	2019	2018	2023	2022	2021	2020	2019

PER SHARE DATA
Net asset value at beginning of period	$13.54	$15.57	$9.51		$10.76	$15.74	$14.47	$47.49	$52.66	$40.27	$39.24	$39.46

Income (loss) from investment operations:
Net investment income (loss)(d)	0.17	0.12	0.05		0.10	0.15	0.15	0.64	0.59	0.60	0.81	0.72
Net realized and unrealized gain (loss) on investments and foreign currencies	(1.39)	(0.93)	6.11		(0.92)	(2.80)	2.36	0.38	(0.72)	15.20	3.86	0.62

Total income (loss) from investment operations	(1.22)	(0.81)	6.16		(0.82)	(2.65)	2.51	1.02	(0.13)	15.80	4.67	1.34

Distributions from:
Net investment income	(0.13)	(0.07)	(0.10)		(0.14)	(0.21)	(0.13)	(0.62)	(0.64)	(0.83)	(0.87)	(0.64)
Net realized gain on securities	(1.89)	(1.15)	–		(0.29)	(2.12)	(1.11)	(3.35)	(4.40)	(2.58)	(2.77)	(0.92)

Total distributions	(2.02)	(1.22)	(0.10)		(0.43)	(2.33)	(1.24)	(3.97)	(5.04)	(3.41)	(3.64)	(1.56)

Net asset value at end of period	$10.30	$13.54	$15.57		$9.51	$10.76	$15.74	$44.54	$47.49	$52.66	$40.27	$39.24

TOTAL RETURN(a)	(10.53)%	(5.49)%	64.80%		(7.72)%	(17.24)%	17.40%	2.58%	(0.54)%	39.93%	12.45%	3.43%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.77%	0.77%	1.01	%@	0.99%	0.95%	0.95%	0.29%	0.29%	0.29%	0.30%	0.33%
Ratio of expenses to average net assets(c)	0.81%	0.79%	1.06	%@	1.09%	1.06%	1.03%	0.33%	0.31%	0.32%	0.33%	0.33%
Ratio of expense reductions to average net assets	0.01%	0.01%	0.01	%@	0.01%	0.01%	0.00%	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	1.33%	0.78%	0.53	%@	0.97%	1.07%	0.96%	1.42%	1.09%	1.26%	1.91%	1.78%
Ratio of net investment income (loss) to average net assets(c)	1.29%	0.77%	0.48	%@	0.87%	0.96%	0.88%	1.38%	1.07%	1.24%	1.88%	1.78%
Portfolio turnover rate	90%	67%	55%		69%	55%	46%	2%	2%	4%	3%	4%
Number of shares outstanding at end of period (000’s)	42,092	38,703	32,220		31,778	29,381	33,971	120,368	116,730	114,594	119,807	118,173
Net assets at end of period (000’s)	$433,476	$523,983	$501,758		$302,120	$316,042	$534,548	$5,360,728	$5,543,586	$6,035,053	$4,825,190	$4,637,546

@	Annualized
(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund. Information presented is for the nine months ended May 31, 2021.

See Notes to Financial Statements

293

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Systematic Core Fund					Systematic Growth Fund*
	Year Ended May 31,					Year Ended May 31,
	2023	2022	2021	2020	2019	2023	2022	2021	2020	2019

PER SHARE DATA
Net asset value at beginning of period	$25.55	$26.61	$20.57	$20.35	$22.23	$16.45	$25.17	$20.80	$19.18	$20.84

Income (loss) from investment operations:
Net investment income (loss)(d)	0.27	0.20	0.15	0.18	0.21	(0.02)	(0.11)	(0.11)	(0.05)	(0.01)
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.12)	(1.07)	8.62	2.68	0.43	0.52	(4.98)	6.96	3.93	0.86

Total income (loss) from investment operations	0.15	(0.87)	8.77	2.86	0.64	0.50	(5.09)	6.85	3.88	0.85

Distributions from:
Net investment income	(0.24)	(0.06)	(0.17)	(0.24)	(0.21)	–	–	–	–	–
Net realized gain on securities	(1.12)	(0.13)	(2.56)	(2.40)	(2.31)	(2.78)	(3.63)	(2.48)	(2.26)	(2.51)

Total distributions	(1.36)	(0.19)	(2.73)	(2.64)	(2.52)	(2.78)	(3.63)	(2.48)	(2.26)	(2.51)

Net asset value at end of period	$24.34	$25.55	$26.61	$20.57	$20.35	$14.17	$16.45	$25.17	$20.80	$19.18

TOTAL RETURN(a)	0.73%	(3.30)%	43.72%	15.08%	2.87%	5.27%	(21.75)%	33.74%	21.77%	4.22%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.64%	0.63%	0.68%	0.85%	0.85%	0.83%	0.79%	0.82%	0.83%	0.82%
Ratio of expenses to average net assets(c)	0.86%	0.85%	0.90%	0.99%	0.92%	0.85%	0.82%	0.82%	0.83%	0.82%
Ratio of expense reductions to average net assets	–	0.00%	0.00%	0.00%	0.00%	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	1.10%	0.71%	0.67%	0.85%	0.95%	(0.16)%	(0.44)%	(0.45)%	(0.24)%	(0.03)%
Ratio of net investment income (loss) to average net assets(c)	0.88%	0.49%	0.45%	0.71%	0.88%	(0.18)%	(0.47)%	(0.45)%	(0.24)%	(0.03)%
Portfolio turnover rate	14%	15%	20%	98%	44%	88%	25%	28%	27%	30%
Number of shares outstanding at end of period (000’s)	21,821	23,336	26,049	5,963	5,774	54,561	43,257	39,782	39,950	40,727
Net assets at end of period (000’s)	$531,131	$596,130	$693,185	$122,639	$117,501	$773,275	$711,659	$1,001,518	$831,006	$781,236

*	See Note 1.
(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

294

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Systematic Value Fund					U.S. Socially Responsible Fund
	Year Ended May 31,					Year Ended May 31,			Year Ended August 31,
	2023	2022	2021	2020	2019	2023	2022	2021(e)	2020	2019	2018

PER SHARE DATA
Net asset value at beginning of period	$13.01	$13.12	$11.79	$13.93	$15.91	$20.64	$24.85	$20.91	$22.03	$23.09	$20.15

Income (loss) from investment operations:
Net investment income (loss)(d)	0.23	0.21	0.14	0.23	0.34	0.28	0.26	0.13	0.26	0.27	0.30
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.70)	0.24	3.94	(0.52)	(0.61)	(0.15)	(0.91)	4.74	3.15	0.72	3.39

Total income (loss) from investment operations	(0.47)	0.45	4.08	(0.29)	(0.27)	0.13	(0.65)	4.87	3.41	0.99	3.69

Distributions from:
Net investment income	(0.27)	(0.04)	(0.24)	(0.39)	(0.22)	(0.27)	(0.17)	(0.25)	(0.33)	(0.34)	(0.35)
Net realized gain on securities	(0.68)	(0.52)	(2.51)	(1.46)	(1.49)	(3.75)	(3.39)	(0.68)	(4.20)	(1.71)	(0.40)

Total distributions	(0.95)	(0.56)	(2.75)	(1.85)	(1.71)	(4.02)	(3.56)	(0.93)	(4.53)	(2.05)	(0.75)

Net asset value at end of period	$11.59	$13.01	$13.12	$11.79	$13.93	$16.75	$20.64	$24.85	$20.91	$22.03	$23.09

TOTAL RETURN(a)	(3.89)%	3.54%	36.90%	(2.34)%	(1.84)%	1.06%	(2.90)%	23.38%	17.06%	4.46%	18.49%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.49%	0.48%	0.57%	0.80%	0.85%	0.36%	0.35%	0.60%@	0.60%	0.56%	0.56%
Ratio of expenses to average net assets(c)	0.79%	0.78%	0.87%	1.16%	0.93%	0.36%	0.35%	0.60%@	0.61%	0.61%	0.61%
Ratio of expense reductions to average net assets	–	0.00%	0.00%	0.00%	0.00%	–	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	1.83%	1.54%	1.39%	1.64%	2.14%	1.46%	1.06%	0.77%@	1.20%	1.22%	1.37%
Ratio of net investment income (loss) to average net assets(c)	1.53%	1.24%	1.09%	1.27%	2.06%	1.46%	1.06%	0.77%@	1.18%	1.17%	1.33%
Portfolio turnover rate	64%	32%	197%	265%	28%	26%	23%	18%	14%	36%	5%
Number of shares outstanding at end of period (000’s)	34,652	37,423	42,909	3,751	3,676	40,924	35,540	33,370	35,643	32,675	34,175
Net assets at end of period (000’s)	$401,755	$486,821	$563,185	$44,233	$51,212	$685,339	$733,505	$829,253	$745,440	$719,784	$789,118

@	Annualized
(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund. Information presented is for the nine months ended May 31, 2021.

See Notes to Financial Statements

295

VALIC Company I

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of VALIC Company I and

Shareholders of each of the thirty-six funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of each of the funds indicated in the table below (constituting VALIC Company I, hereafter collectively referred to as the “Funds”) as of May 31, 2023, the related statements of operations for the year ended May 31, 2023, the statements of changes in net assets for each of the two years in the period ended May 31, 2023, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended May 31, 2023, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

VALIC Company I

Aggressive Growth Lifestyle Fund	International Socially Responsible Fund
Asset Allocation Fund	International Value Fund
Capital Appreciation Fund	Large Capital Growth Fund
Conservative Growth Lifestyle Fund	Mid Cap Index Fund
Core Bond Fund	Mid Cap Strategic Growth Fund
Dividend Value Fund	Mid Cap Value Fund
Dynamic Allocation Fund	Moderate Growth Lifestyle Fund
Emerging Economies Fund	Nasdaq-100® Index Fund
Global Real Estate Fund	Science & Technology Fund
Global Strategy Fund	Small Cap Growth Fund
Government Securities Fund	Small Cap Index Fund
Growth Fund	Small Cap Special Values Fund
High Yield Bond Fund	Small Cap Value Fund
Inflation Protected Fund	Stock Index Fund
International Equities Index Fund	Systematic Core Fund
International Government Bond Fund	Systematic Growth Fund
International Growth Fund	Systematic Value Fund
International Opportunities Fund	U.S. Socially Responsible Fund

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2023 by correspondence with the custodian, transfer agents, brokers and selling or agent banks; when replies were not received from brokers, transfer agents or selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Houston, Texas

July 27, 2023

We have served as the auditor of one or more investment companies in the VALIC family of funds since 2008.

296

VALIC Company I

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program. The Variable Annuity Life Insurance Company (“VALIC”), the investment adviser to VC I, has been designated by the Board to administer the Funds’ liquidity risk management program (the “Program”). VALIC has appointed a Liquidity Risk Management Committee (the “Committee”) comprised of certain officers as well as certain personnel of SunAmerica Asset Management, LLC, in its capacity as the Funds’ administrator. The Committee is subject to the oversight of VALIC. VALIC and the Committee are referred to collectively herein as the “Program Administrator.” The Program is designed to assess, manage and periodically review each Fund’s liquidity risk, based on factors specific to the circumstances of each Fund. “Liquidity risk” means the risk that a Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. During the fiscal year, the Program Administrator provided the Board with a report covering the time period from January 1, 2022, to December 31, 2022 (the “Review Period”) and addressing the operations of the program and assessing its adequacy and effectiveness of implementation. The Board reviewed the report at a meeting held on April 26-27, 2023.

During the Review Period covered by the liquidity Program report to the Board, the Program supported each Fund’s ability to honor redemption requests timely and VALIC’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions. The Program Administrator reported that it has reviewed the Program and believes that the Program is reasonably designed to assess and manage the liquidity risk of each Portfolio of the Funds, that the Program has been effectively implemented to monitor and respond to liquidity developments (where necessary) and is operating effectively, and that the Program addresses potential liquidity risks in connection with the management of the Portfolios. Furthermore, the Program Administrator reported that each Fund operated as a “Primarily Highly Liquid Fund” during the review period, and therefore, did not have to comply with the Highly Liquid Investment Minimum requirements. Finally, the Program Administrator reported that each Fund had no breaches of the limit on illiquid investments, except as permitted through extended market holiday closures, and therefore, no Board notification or regulatory filings were required.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

297

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited)

VALIC COMPANY I SYSTEMATIC GROWTH FUND (THE “FUND”)

Approval of Sub-advisory Agreement

At a meeting held on January 24-25, 2023 (the “Meeting”), the Board of Directors (the “Board”) of VALIC Company I (“VC I”), including the Directors that are not interested persons of VC I, as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”), approved a new investment sub-advisory agreement between Variable Annuity Life Insurance Company (“VALIC”) and Wellington Management Company LLP (“Wellington”), with respect to the Fund (the “Wellington Sub-advisory Agreement”) and approved a new investment sub-advisory agreement between VALIC and Goldman Sachs Asset Management, L.P. (“GSAM”), with respect to the Fund (the “GSAM Sub-advisory Agreement”). The Board also approved a sub-advisory agreement between VALIC and each of Wellington and GSAM to take effect upon any change in control of VALIC that occurs at a future date in connection with AIG’s sale of Corebridge (together with the Wellington Sub-advisory Agreement, the “Wellington Sub-Advisory Agreements” and together with the GSAM Sub-advisory Agreement, the ”GSAM Sub-advisory Agreement”).

In connection with the approval of the Wellington Sub-advisory Agreements and GSAM Sub-advisory Agreements, the Board, including the Independent Directors, received materials relating to certain factors the Board considered in determining whether to approve the Wellington Sub-advisory Agreements and GSAM Sub-advisory Agreements. Those factors, which were considered separately for each of Wellington and GSAM, included: (1) the nature, extent and quality of the services to be provided to the Fund by each of Wellington and GSAM; (2) the key personnel of Wellington and GSAM who will provide services to the Fund; (3) Wellington’s and GSAM’s compliance policies and procedures; (4) Wellington’s and GSAM’s brokerage and soft dollar practices; and (5) information relating to any economies of scale and other benefits to be realized by Wellington and GSAM as a result of the Wellington Sub-advisory Agreements and GSAM Sub-advisory Agreements, respectively.

In considering whether to approve the Wellington Sub-advisory Agreements and GSAM Sub-advisory Agreements, the Board also took into account a presentation made at the Meeting by members of management as well as by representatives from Wellington and GSAM. The Board noted that in accordance with Section 15(c) of the 1940 Act, Wellington and GSAM each furnished the Board with extensive information in connection with the consideration of the Wellington Sub-advisory Agreements and GSAM Sub-advisory Agreements. The Independent Directors were separately represented by counsel that is independent of VALIC in connection with their consideration of approval of the Wellington Sub-advisory Agreements and GSAM Sub-advisory Agreements. The matters discussed below were also considered separately by the Independent Directors in executive sessions with their independent legal counsel, at which no representatives of management were present.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of services to be provided to the Fund by each of Wellington and GSAM. The Board reviewed information provided by each of Wellington and GSAM relating to their respective operations and personnel. The Board also noted that each of Wellington’s and GSAM’s management of the Fund will be subject to the oversight of VALIC and the Board, and must be done in accordance with the investment objectives, policies and restrictions set forth in the Fund’s prospectus and statement of additional information.

The Board considered information provided to them regarding the services to be provided by each of Wellington and GSAM, including a presentation from Wellington and GSAM, respectively. The Board noted that each of Wellington and GSAM will determine the securities to be purchased or sold on behalf of the Fund for its respective sleeve and will be responsible for providing VALIC with records concerning its activities, which VALIC or the Fund are required to maintain; and for rendering regular reports to VALIC and to officers and Directors of the Fund concerning its discharge of the foregoing responsibilities. The Board reviewed information regarding the qualifications, background and responsibilities of each of Wellington’s and GSAM’s investment and compliance personnel who would provide services to the Fund. The Board also took into account the financial condition of each of Wellington and GSAM. The Board also reviewed each of Wellington’s and GSAM’s brokerage practices. The Board also considered each of Wellington’s and GSAM’s risk management processes and regulatory history, including information regarding whether it was currently involved in any regulatory actions or investigations as well as material litigation that may affect its ability to service the Fund.

The Board concluded that the scope and quality of the services to be provided by each of Wellington and GSAM were expected to be satisfactory and that there was a reasonable basis to conclude that each of Wellington and GSAM would provide a high quality of investment services to the Fund.

Fees and Expenses; Investment Performance. The Board received and reviewed information regarding the fees proposed to be charged by each of Wellington and GSAM for sub-advisory services compared against the sub-advisory fees of the funds in the Fund’s Subadvisory Expense Group/Universe. The Board noted that VALIC negotiated the sub-advisory fee with each of Wellington and GSAM at arm’s length. The Board also noted that the sub-advisory fee rate to be payable to each of Wellington and GSAM pursuant to the Wellington Sub-Advisory Agreements and GSAM Sub-Advisory Agreements is lower than the sub-advisory fee rate payable to T. Rowe Price pursuant to the current sub-advisory agreement with T. Rowe Price. The Board considered that the sub-advisory fees will be paid by VALIC out of the advisory fees it receives from the Fund, that the sub-advisory fees are not paid by the Fund, and that sub-advisory fees may vary widely for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. Therefore, the Board considered that the engagement of each of Wellington and GSAM will not result in any change to the management fee paid by the Fund to VALIC. The Board also reviewed performance information provided by each of Wellington and GSAM related to their similarly managed composites.

Cost of Services and Indirect Benefits/Profitability. The Board considered the cost of services and profits expected to be realized in connection with the Wellington Sub-Advisory Agreements and GSAM Sub-Advisory Agreements. The Board noted that the sub-advisory fee rate proposed to be paid pursuant to the Wellington Sub-Advisory Agreements and GSAM Sub-Advisory Agreements would be lower than the current sub-advisory fee as a result of the changes in sub-adviser and considered the impact of the sub-adviser change on VALIC’s profitability. The Board considered that the sub-advisory fee rates were negotiated with each of Wellington and GSAM at arm’s length. In considering the anticipated profitability to Wellington and GSAM in connection with its relationship to the Fund, the Directors noted that the fees under the Wellington Sub-Advisory Agreements and GSAM Sub-Advisory Agreements will be paid by VALIC out of the advisory fees that VALIC will receive from the Fund. The Board also considered that VALIC would be implementing an advisory fee waiver as a way to share some of the savings with shareholders from the lower sub-advisory fees being paid.

In view of all the factors considered, the Directors determined that the anticipated profitability to VALIC was reasonable. The Board also concluded that the anticipated profitability of each of Wellington and GSAM from their relationship with the Fund was not material to their deliberations with respect to consideration of approval of the Wellington Sub-Advisory Agreements and GSAM Sub-Advisory Agreements.

298

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

Economies of Scale. For similar reasons as stated above with respect to Wellington’s and GSAM’s anticipated profitability and its costs of providing services, the Board concluded that the potential for economies of scale in Wellington’s and GSAM’s management of the Fund is not a material factor to the approval of the Wellington Sub-Advisory Agreements and GSAM Sub-Advisory Agreements.

Terms of the Sub-Advisory Agreement. The Board reviewed the terms of the Wellington Sub-Advisory Agreements and GSAM Sub-Advisory Agreements, including the duties and responsibilities to be undertaken. The Board concluded that the terms of the Wellington Sub-Advisory Agreements and GSAM Sub-Advisory Agreements were reasonable.

Conclusions. In reaching its decisions to approve the Wellington Sub-Advisory Agreements and GSAM Sub-Advisory Agreements, the Board did not identify any single factor as being controlling but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Directors, concluded that each of Wellington and GSAM possesses the capability and resources to perform the duties required under the Wellington Sub-Advisory Agreements and GSAM Sub-Advisory Agreements.

299

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited)

VALIC COMPANY I GLOBAL REAL ESTATE FUND (THE “FUND”)

Approval of Sub-advisory Agreement

At a meeting held on January 24-25, 2023 (the “Meeting”), the Board of Directors (the “Board”) of VALIC Company I (“VC I”), including the Directors that are not interested persons of VC I, as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”), approved a new investment sub-advisory agreement between Variable Annuity Life Insurance Company (“VALIC”) and Massachusetts Financial Services Company (“MFS”), with respect to the Fund (the “MFS Sub-advisory Agreement”) and approved a new investment sub-advisory agreement between VALIC and Duff & Phelps Investment Management Company (“Duff & Phelps”), with respect to the Fund (the “Duff & Phelps Sub-advisory Agreement”). The Board also approved a sub-advisory agreement between VALIC and each of MFS and Duff & Phelps to take effect upon any change in control of VALIC that occurs at a future date in connection with AIG’s sale of Corebridge (together with the MFS Sub-advisory Agreement, the “MFS Sub-Advisory Agreements” and together with the Duff & Phelps Sub-advisory Agreement, the ” Duff & Phelps Sub-advisory Agreement”).

In connection with the approval of the MFS Sub-advisory Agreements and Duff & Phelps Sub-advisory Agreements, the Board, including the Independent Directors, received materials relating to certain factors the Board considered in determining whether to approve the MFS Sub-advisory Agreements and Duff & Phelps Sub-advisory Agreements. Those factors, which were considered separately for each of MFS and Duff & Phelps, included: (1) the nature, extent and quality of the services to be provided to the Fund by each of MFS and Duff & Phelps; (2) the key personnel of MFS and Duff & Phelps who will provide services to the Fund; (3) MFS’ and Duff & Phelps’ compliance policies and procedures; (4) MFS’ and Duff & Phelps’ brokerage and soft dollar practices; and (5) information relating to any economies of scale and other benefits to be realized by MFS and Duff & Phelps as a result of the MFS Sub-advisory Agreements and Duff & Phelps Sub-advisory Agreements, respectively.

In considering whether to approve the MFS Sub-advisory Agreements and Duff & Phelps Sub-advisory Agreements, the Board also took into account a presentation made at the Meeting by members of management as well as by representatives from MFS and Duff & Phelps. The Board noted that in accordance with Section 15(c) of the 1940 Act, MFS and Duff & Phelps each furnished the Board with extensive information in connection with the consideration of the MFS Sub-advisory Agreements and Duff & Phelps Sub-advisory Agreements. The Independent Directors were separately represented by counsel that is independent of VALIC in connection with their consideration of approval of the MFS Sub-advisory Agreements and Duff & Phelps Sub-advisory Agreements. The matters discussed below were also considered separately by the Independent Directors in executive sessions with their independent legal counsel, at which no representatives of management were present.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of services to be provided to the Fund by each of MFS and Duff & Phelps. The Board reviewed information provided by each of MFS and Duff & Phelps relating to their respective operations and personnel. The Board also noted that each of MFS and Duff & Phelps’ management of the Fund will be subject to the oversight of VALIC and the Board, and must be done in accordance with the investment objectives, policies and restrictions set forth in the Fund’s prospectus and statement of additional information.

The Board considered information provided to them regarding the services to be provided by each of MFS and Duff & Phelps, including a presentation from MFS and Duff & Phelps, respectively. The Board noted that each of MFS and Duff & Phelps will determine the securities to be purchased or sold on behalf of the Fund for its respective sleeve and will be responsible for providing VALIC with records concerning its activities, which VALIC or the Fund are required to maintain; and for rendering regular reports to VALIC and to officers and Directors of the Fund concerning its discharge of the foregoing responsibilities. The Board reviewed information regarding the qualifications, background and responsibilities of each of MFS’ and Duff & Phelps’ investment and compliance personnel who would provide services to the Fund. The Board also took into account the financial condition of each of MFS and Duff & Phelps. The Board also reviewed MFS’ and Duff & Phelps’ brokerage practices. The Board also considered each of MFS’ and Duff & Phelps’ risk management processes and regulatory history, including information regarding whether it was currently involved in any regulatory actions or investigations as well as material litigation that may affect its ability to service the Fund.

The Board concluded that the scope and quality of the services to be provided by each of MFS and Duff & Phelps were expected to be satisfactory and that there was a reasonable basis to conclude that each of MFS and Duff & Phelps would provide a high quality of investment services to the Fund.

Fees and Expenses; Investment Performance. The Board received and reviewed information regarding the fees proposed to be charged by each of MFS and Duff & Phelps for sub-advisory services compared against the sub-advisory fees of the funds in the Fund’s Subadvisory Expense Group/Universe. The Board noted that VALIC negotiated the sub-advisory fee with each of MFS and Duff & Phelps at arm’s length. The Board also noted that the sub-advisory fee rate to be payable to each of MFS and Duff & Phelps pursuant to the MFS Sub-Advisory Agreements and Duff & Phelps Sub-Advisory Agreements is lower than the sub-advisory fee rate payable to each of Invesco and GSAM pursuant to the current sub-advisory agreements. The Board considered that the sub-advisory fees will be paid by VALIC out of the advisory fees it receives from the Fund, that the sub-advisory fees are not paid by the Fund, and that sub-advisory fees may vary widely for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. Therefore, the Board considered that the engagement of each of MFS and Duff & Phelps will not result in any change to the management fee paid by the Fund to VALIC. The Board also reviewed performance information provided by each of MFS and Duff & Phelps related to their similarly managed composites.

Cost of Services and Indirect Benefits/Profitability. The Board considered the cost of services and profits expected to be realized in connection with the MFS Sub-Advisory Agreements and Duff & Phelps Sub-Advisory Agreements. The Board noted that the sub-advisory fee rate proposed to be paid pursuant to the MFS Sub-Advisory Agreements and Duff & Phelps Sub-Advisory Agreements would be lower as a result of the changes in sub-adviser and considered the impact of the sub-adviser change on VALIC’s profitability. The Board considered that the sub-advisory fee rates were negotiated with each of MFS and Duff & Phelps at arm’s length. In considering the anticipated profitability to MFS and Duff & Phelps in connection with its relationship to the Fund, the Directors noted that the fees under the MFS Sub-Advisory Agreements and Duff & Phelps Sub-Advisory Agreements will be paid by VALIC out of the advisory fees that VALIC will receive from the Fund.

In light of all the factors considered, the Directors determined that the anticipated profitability to VALIC was reasonable. The Board also concluded that the anticipated profitability of each of MFS and Duff & Phelps from their relationship with the Fund was not material to their deliberations with respect to consideration of approval of the MFS Sub-Advisory Agreements and Duff & Phelps Sub-Advisory Agreements.

300

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

Economies of Scale. For similar reasons as stated above with respect to MFS’ and Duff & Phelps’ anticipated profitability and its costs of providing services, the Board concluded that the potential for economies of scale in MFS and Duff & Phelps’ management of the Fund is not a material factor to the approval of the MFS Sub-Advisory Agreements and Duff & Phelps Sub-Advisory Agreements.

Terms of the Sub-Advisory Agreement. The Board reviewed the terms of the MFS Sub-Advisory Agreements and Duff & Phelps Sub-Advisory Agreements, including the duties and responsibilities to be undertaken. The Board concluded that the terms of the MFS Sub-Advisory Agreements and Duff & Phelps Sub-Advisory Agreements were reasonable.

Conclusions. In reaching its decisions to approve the MFS Sub-Advisory Agreements and Duff & Phelps Sub-Advisory Agreements, the Board did not identify any single factor as being controlling but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Directors, concluded that each of MFS and Duff & Phelps possesses the capability and resources to perform the duties required under the Wellington Sub-Advisory Agreements and GSAM Sub-Advisory Agreements.

301

VALIC Company I

DIRECTOR AND OFFICER INFORMATION — May 31, 2023 (unaudited)

Name and Age	Position(s) Held With Fund(1)	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios In Fund Complex Overseen by Director(2)	Other Directorships Held by Director(3)
Independent Directors
Thomas J. Brown AGE: 77	Director	2005- Present	Retired.	36	Trustee, Virtus Funds (2011-2020).
Dr. Judith L. Craven AGE: 77	Director	1998- Present	Retired.	36	Director, A.G. Belo Corporation, a media company (1992-2014); Director, SYSCO Corporation, a food marketing and distribution company (1996-2017); Director, Luby’s Inc. (1998-2018).
Cheryl Creuzot(6) Age: 64	Director	2022- Present	President and Chief Executive Officer of Wealth Development Strategies, LLC (2012-2019); President Emeritus, Wealth Development Strategies LLC (2019-Present).	36	Director, The Bancorp, Inc.-Audit and Risk Committees (2021-Present); Director, Amegy Bank (2021); Director, The Frenchy’s Companies (2013-Present); Commissioner, Port of Houston-Audit, Governance, Dredge Task Force and Community Relations Committees (2020 -Present); Executive Committee Member, MD Anderson University Cancer Foundation Board of Visitors (2010-Present); Director, Unity National Bank-Chair of Compliance, Audit, and Investment Committees (2008-2015).
Yvonne M. Curl AGE: 68	Director	2020- Present	Retired.	36	Director, Encompass Health, provider of post-acute healthcare services (2004- 2022); Director, Community Foundation of the Lowcountry (2018-Present); Director, Nationwide Insurance, insurance company (1998- 2019); Director, Hilton Head Humane Association, animal shelter (2006-2019); Director, Enhabit, Inc., provider of home health and hospice services.
Darlene T. DeRemer(6) Age: 67	Director	2022- Present	Managing Partner, Grail Partners LLC (2005-2019).	36	Trustee, ARK ETF Trust (2014-Present); Trustee, Member of Investment and Endowment Committee of Syracuse University (2010-Present); Director, Alpha Healthcare Acquisition Corp. III (2021-Present); Interested Trustee, Esoterica Thematic Trust (2020-2021); Interested Trustee, American Independence Funds (2015-2019); Trustee, Risk X Investment Funds (2016-2020); Director, United Capital Financial Planners (2008-2019); Director, Hillcrest Asset Management (since 2007); Board Member, Confluence Technologies LLC (2018-2021).
Dr. Timothy J. Ebner AGE: 73	Director	1998- Present	Professor and Head- Department of Neuroscience Medical School (1980- Present) and Pickworth Chair (2000-Present), University of Minnesota; Scientific Director, Society for Research on the Cerebellum (2008-Present); President, Association of Medical School Neuroscience Department Chairpersons (2011-2014).	36	Trustee, Minnesota Medical Foundation (2003-2013).

302

VALIC Company I

DIRECTOR AND OFFICER INFORMATION — May 31, 2023 (unaudited) — (continued)

Name and Age	Position(s) Held With Fund(1)	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios In Fund Complex Overseen by Director(2)	Other Directorships Held by Director(3)
Peter A. Harbeck(4) AGE: 69	Director	2001- Present	Retired June 2019, formerly President (1995-2019), CEO (1997-2019) and Director (1992-2019), SunAmerica; Director, AIG Capital Services, Inc. (“ACS”) (1993-2019); Chairman, President and CEO, Advisor Group, Inc. (2004-2016).	36	None.
Eileen A. Kamerick(6) Age: 64	Director	2022- Present	Chief Executive Officer, The Governance Partners, LLC (consulting firm) (2015-Present); National Association of Corporate Directors Board Leadership Fellow (2016-Present, with Directorship Certification since 2019 and NACD 2022 Directorship 100 honoree); Adjunct Professor, Georgetown University Law Center (2021-Present); Adjunct Professor, The University of Chicago Law School (2018-Present); Adjunct Professor University of Iowa College of Law (2007-present); formerly, Chief Financial Officer, Press Ganey Associates (health care informatics company) (2012 to 2014); Managing Director and Chief Financial Officer, Houlihan Lokey (international investment bank) and President, Houlihan Lokey Foundation (2010 to 2012).	36	Director of the Legg Mason Closed-End Funds (2013-Present); Director of ACV Auctions Inc. (2021- Present); Director of Hochschild Mining plc (precious metals company) (2016-2023); Director of Associated Banc-Corp (financial services company) (2007-Present); formerly, Director of Anchor Series Trust, SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., SunAmerica Senior Floating Rate Fund, Inc., SunAmerica Series, Inc. and SunAmerica Specialty Series (2018- 2022).
Dr. John E. Maupin, Jr. Chairman, January 2021 AGE: 76	Director	1998- Present	Retired. President/CEO, Morehouse School of Medicine, Atlanta, Georgia (2006-2014).	36	Director, Regions Financials Inc., bank holding company (2007-2019); Director, LifePoint Hospitals, Inc., hospital management (1999-2018); Director, Enhabit, Inc., provider of home health and hospice services (2022-Present); Director, Encompass Health, provider of post-acute healthcare services (2004-2022).

Name and Age	Position Held With Fund(1)	Length of Time Served	PrincipalOccupation(s)During Past5 Years	Number of Portfolios In Fund Complex Overseen by Director(2)	OtherDirectorshipsHeld By Director(3)
Interested Directors
Eric S. Levy(5) 2919 Allen Parkway Houston, TX 77019 AGE: 58	Director	2017- Present	Senior Vice President, VALIC (2023-Present); Executive Vice President, VALIC (2015-2023); Executive Vice President, Retirement Services, Corebridge Financial (formerly AIG Life & Retirement) (2015-Present); and Senior Vice President, Lincoln Financial Group (2010-2015).	36	Director, Rebuilding Together Houston (2016-Present).

1	Directors serve until their successors are duly elected and qualified.
2

The term “Fund Complex” means two or more registered investment companies that (i) hold themselves out to investors as related companies for purposes of investment and investor services or (ii) have a common investment adviser or an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies, VALIC. The Fund Complex includes VC I (36 funds), SunAmerica Series Trust (61 portfolios), and Seasons Series Trust (19 portfolios).

3

Directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies regulated under the 1940 Act, other than those listed under the preceding column.

4	Prior to December 16, 2022, Mr. Harbeck was considered to be an Interested Director because he owned shares of Corebridge Financial (formerly AIG Life & Retirement), the ultimate parent of VALIC.
5	Mr. Levy is considered to be an Interested Director because he serves as an officer of VALIC and Corebridge Financial, VALIC’s ultimate parent company.
6	Mses. Creuzot, DeRemer and Kamerick were elected as new Independent Directors to VC I’s Board as of the close of business on October 14, 2022.

303

VALIC Company I

DIRECTOR AND OFFICER INFORMATION — May 31, 2023 (unaudited) — (continued)

Name and Age	Position(s) Held With Fund	Length of Time Served	Principal Occupation(s)During Past 5 Years
Officers
Kevin J. Adamson AGE: 57	Vice President	2018-Present	Senior Vice President, VALIC Trust -Investments (2018- Present); Senior Vice President, Retirement Services, Corebridge Financial; Vice President Lincoln Financial Group (2004-2017).
Gregory N. Bressler AGE: 56	Vice President and Assistant Secretary	2005-Present	Senior Vice President and General Counsel (2005-Present); and Assistant Secretary, SunAmerica (2013-Present).
Kathleen D. Fuentes AGE: 54	Vice President, Chief Legal Officer and Secretary	2015-Present	Vice President and Deputy General Counsel, SunAmerica (2006-Present).
John T. Genoy AGE: 54	President and Principal Executive Officer	2014-Present	President (2021-Present), Chief Financial Officer (2002-2021), Senior Vice President (2004-2021), Chief Operating Officer (2006-Present) and Director, SunAmerica (2014-Present).
Matthew J. Hackethal AGE: 51	Anti-Money Laundering (“AML”) Compliance Officer	2006-Present	Acting Chief Compliance Officer (2016-2017), Vice President (2011-Present), and Chief Compliance Officer, SunAmerica (2006-Present); AML Compliance Officer, SunAmerica Fund Complex (2006-Present).
Christopher C. Joe AGE: 54	Chief Compliance Officer and Vice President	2017-Present	Chief Compliance Officer, Seasons Series Trust, SunAmerica Series Trust, VALIC Company I (2017-Present); Chief Compliance Officer, AIG Funds, Anchor Series Trust and VALIC Company II (2017-2022); Chief Compliance Officer, VALIC Retirement Services Company (2017-2019); Chief Compliance Officer, Invesco PowerShares (2012-2017); Chief Compliance Officer, Invesco Investment Advisers, LLC (2010-2013); U.S. Compliance Director, Invesco Ltd. (2006-2014); Deputy Chief Compliance Officer, Invesco Advisers, LLC (2014-2015).
Gregory R. Kingston AGE: 57	Treasurer and Principal Financial and Accounting Officer	2000-Present	Senior Vice President, SunAmerica (2014-Present); Vice President (2001- Present); Head of Mutual Fund Administration, SunAmerica (2014-Present); and Director, AIG Fund Services, Inc.(2021-2022)
Donna McManus AGE: 62	Vice President and Assistant Treasurer	2014-Present	Vice President, SunAmerica (2014-Present); Managing Director, BNY Mellon (2009-2014).
Shawn Parry AGE: 50	Vice President and Assistant Treasurer	2014-Present	Vice President (2014- Present) and Assistant Vice President, SunAmerica (2010-2014).
Mark R. Szycher AGE: 59	Vice President and Senior Investment Officer	2021-Present	Managing Director, GM Asset Management (2015-2019); Vice President, Investment Specialist, Corebridge Financial f/k/a VALIC (2019-2021); Vice President, Senior Investment Officer, Corebridge Financial f/k/a VALIC (2021-Present).
Christopher J. Tafone AGE: 48	Vice President and Assistant Secretary	2021-Present (Vice President); 2016-Present (Assistant Secretary)	Vice President, SunAmerica (2016-Present); Associate General Counsel, Corebridge Financial (2016-Present).
Thomas M. Ward AGE: 56	Vice President	2008-Present	Vice President (2009-2023), VALIC; Vice President, VALIC Financial Advisors, Inc. and VRSCO (2009-2023); Vice President, Investment Solutions, Retirement Services, Corebridge Financial.

304

VALIC Company I

SHAREHOLDER TAX INFORMATION (unaudited)

Certain tax information regarding the VALIC Company I Series is required to be provided to the shareholders based upon each Fund’s income and distributions for the year ended May 31, 2023.

During the year ended May 31, 2023, the Funds paid the following long-term capital gains dividends along with the percentage of ordinary income dividends that qualified for the dividends received deductions for corporations:

Fund	Net Long-term Capital Gains	Foreign Tax Credit*	Foreign Source Income	Qualifying % for the Dividends Received Deduction
Aggressive Growth Lifestyle*	$61,108,741	$302,829	$4,255,925	18.62%
Asset Allocation	3,530,102	—	—	22.87
Capital Appreciation	12,379,553	—	—	26.55
Conservative Growth Lifestyle*	20,012,876	96,919	1,246,974	7.22
Core Bond	6,623,104	—	—	1.37
Dividend Value	135,316,517	—	—	30.36
Dynamic Allocation*	5,958,100	29,846	390,914	11.20
Emerging Economies*	63,949,549	2,241,302	24,501,141	0.01
Global Real Estate	7,322,407	—	—	0.02
Global Strategy	19,442,419	—	—	—
Government Securities	—	—	—	—
Growth	249,024,225	—	—	—
High Yield Bond	—	—	—	—
Inflation Protected	12,920,674	—	—	—
International Equities Index*	—	3,520,359	56,349,628	—
International Government Bond	29,499	—	—	—
International Growth*	62,410,179	478,492	839,817	—
International Opportunities*	50,267,559	874,637	11,448,017	0.05
International Socially Responsible*	5,747,291	886,816	9,038,121	—
International Value*	18,938,205	1,106,596	11,951,581	3.51
Large Capital Growth	64,927,808	—	—	100.00
Mid Cap Index	358,772,785	—	—	88.40
Mid Cap Strategic Growth	134,118,979	—	—	—
Mid Cap Value	125,347,156	—	—	44.95
Moderate Growth Lifestyle*	91,789,073	394,528	5,357,594	14.15
Nasdaq-100® Index	82,924,001	—	—	100.00
Science & Technology	300,907,791	—	—	15.54
Small Cap Growth	42,374,944	—	—	100.00
Small Cap Index	188,369,409	—	—	40.15
Small Cap Special Values	22,999,590	—	—	66.30
Small Cap Value	55,071,710	—	—	24.52
Stock Index	363,623,139	—	—	100.00
Systematic Core	22,104,429	—	—	100.00
Systematic Growth	123,418,462	—	—	—
Systematic Value	7,351,059	—	—	41.39
U.S. Socially Responsible	118,390,002	—	—	81.02

*	The Funds make an election under the Internal Revenue Code Section 853 to pass through foreign taxes paid to shareholders.

305

VALIC Company I

COMPARISONS: FUNDS VS. INDEXES (unaudited)

In the following pages, we have included graphs that compare the Fund’s performance with certain market indices. These graphs show the hypothetical growth of a $10,000 investment in each Fund versus the same $10,000 investment in comparable market indices. Descriptions of these market indices are provided below the individual graphs. It is important to note that the VC I Funds are professionally managed mutual funds while the indices are not available for investment and are unmanaged.

Please note that the graphs and tables that accompany the following investment comments include all fund expenses, but do not reflect the charges imposed by the variable annuity contract or variable life insurance policy (collectively, the “Contracts”), qualifying employer-sponsored retirement plan (the “Plans”), or Individual Retirement Accounts (“IRAs”). All dividends are assumed to be reinvested. No expenses are deducted from the performance of the indices.

Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments in non-U.S. stocks are subject to additional risks, including political and social instability, differing securities regulations and accounting standards, and limited public information. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other federal government entity. Lower rated high yield, high-risk securities generally involve more credit risk. These securities may also be subject to greater market price fluctuations than lower yielding, higher rated debt securities. The common stocks of medium-sized companies may be more volatile than those of larger, more established companies. Investing in real estate involves special risks, which may not be associated with investing in stocks, including possible declines in real estate values, adverse economic conditions, and changes in interest rates. Investments in small capitalization and emerging growth companies involve greater than average risk. Such securities may have limited marketability and the issuers may have limited product lines, markets and financial resources. The value of such investments may fluctuate more widely than investments in larger, more established companies. The technology industry can be significantly affected by obsolescence, short product cycles, falling prices and profits, and competition from new market participants. Funding choices that primarily invest in one sector are more volatile than those that diversify across many industry sectors and companies.

306

VALIC Company I Aggressive Growth Lifestyle Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Aggressive Growth Fund posted a return of -0.41% for the twelve-month period ended May 31, 2023, compared to 2.92% for the S&P 500® Index, 1.47% for the New Blended Index, and -0.01% for the Old Blended Index. The New Blended Index is comprised of 56% Russell 3000® Index, 19% MSCI EAFE Index (net), and 25% Bloomberg U.S. Aggregate Bond Index. The Old Blended Index is comprised of 54% Russell 3000® Index, 13% MSCI EAFE Index (net), 25% Bloomberg U.S. Aggregate Bond Index, and 8% FTSE EPRA/NAREIT Developed Index.

The Aggressive Growth Lifestyle Fund invests in a combination of affiliated funds, also known as “fund of funds.” The Fund does not select specific sectors, securities, or countries and thus these factors do not influence performance. Rather, the key indicators of performance are asset allocation and manager selection.

A discussion with PineBridge Investments, LLC for the period from 6/1/22 to 9/27/22

During the Period:

The following contributed to Fund return:

•	Allocations to the following funds: none

The following detracted from Fund return:

•	Allocations to the following funds: Stock Index Fund; Core Bond Fund; Systematic Value Fund

A discussion with J.P. Morgan Investment Management Inc. for the period from 9/28/22 to 5/31/23

During the Period:

The following contributed to Fund return:

•	Allocations to the following funds: International Equities Index Fund; Stock Index Fund; Core Bond Fund

The following detracted from Fund return:

•	Allocations to the following funds: Small Cap Value Fund; Emerging Economies Fund; Government Securities Fund

307

VALIC Company I Aggressive Growth Lifestyle Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended May 31, 2023, the Aggressive Growth Lifestyle Fund returned -0.41% compared to 2.92% for the S&P 500® Index and -0.01% for the Old Blended Index and 1.47% for the New Blended Index. Effective May 24, 2021, the Fund (the Predecessor Fund) was reorganized into the Acquiring Fund (see Note 1 Organization). The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**	The Old Bended is comprised of the Russell 3000® Index (54%), MSCI EAFE Index (net) (13%), the Bloomberg U.S. Aggregate Bond Index (25%) and the FTSE/EPRA NAREIT Developed Index (8%).

***

Effective September 22, 2022, the Fund changed its blended index to the Russell 3000® Index (56%), MSCI EAFE Index (net) (19%), the Bloomberg U.S. Aggregate Bond Index (25%) (the “New Blended Index”) as the performance benchmark against which the Fund measures its performance. Fund management believes that the New Blended Index is more representative of the securities in which the Fund invests.

****

The MSCI EAFE Index (Europe, Australasia, Far East) (net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The MSCI EAFE Index consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

†

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage- and asset-backed securities and commercial mortgage-backed securities.

††	The Russell 3000® Index follows the 3,000 largest U.S. companies, based on total market capitalization.

†††	The FTSE EPRA/NAREIT Developed Index is a global market capitalization weighted index composed of listed real estate securities in the North American, European and Asian real estate markets.

Average Annual Total Return as of May 31, 2023
1 Year	5 Years	10 Years
-0.41%	5.19%	6.67%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

308

VALIC Company I Asset Allocation Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Asset Allocation Fund posted a return of 1.09% compared to 2.92% for the S&P 500® Index, -2.14% for the Bloomberg U.S. Aggregate Bond Index, and 1.17% for the Blended Index (S&P 500® Index (60%) and Bloomberg U.S. Aggregate Bond Index (40%)).

A discussion with J.P. Morgan Investment Management Inc.

For the equity segment of the portfolio:

In aggregate, sector allocations relative to those of the Benchmark detracted from Fund return relative to Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark contributed to Fund return relative to Benchmark return.

The following contributed to Fund return relative to Benchmark return:

•	Allocations in the following sectors: software and services; industrials; pharmaceutical/ medical technology

•	Security selection in the following sectors: pharmaceutical/ medical technology; industrials; REITs

The following detracted from Fund return relative to Benchmark return:

•	Allocations in the following sectors: banks and brokers; semiconductors and hardware; commodities

•	Security selection in the following sectors: commodities; telecommunications; banks and brokers

For the fixed income segment of the portfolio:

In aggregate, sector allocations relative to those of the Benchmark contributed to Fund return relative to Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark contributed to Fund return relative to Benchmark return.

Yield curve positioning contributed to Fund return relative to Benchmark return.

The following contributed to Fund return relative to Benchmark return:

•	Allocations in the following sectors: asset-backed securities; agency mortgage-backed securities; Treasuries

•	Security selection in the following sectors: asset-backed securities; collateralized mortgage-backed securities; Treasuries

The following detracted from Fund return relative to Benchmark return:

•	Allocations in the following sectors: non-agency mortgages; collateralized mortgage-backed securities; credit

•	Security selection in the following sectors: agency mortgage-backed securities

309

VALIC Company I Asset Allocation Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended May 31, 2023, the Asset Allocation Fund returned 1.09% compared to 2.92% for the S&P 500® Index, -2.14% for the Bloomberg U.S. Aggregate Bond Index, and 1.17% for the Blended Index.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**	The Blended Index consists of the S&P 500® Index (60%) and the Bloomberg U.S. Aggregate Bond Index (40%).

***

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage- and asset-backed securities and commercial mortgage-backed securities.

Average Annual Total Returns as of May 31, 2023
1 Year	5 Years	10 Years
1.09%	4.28%	5.41%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

310

VALIC Company I Capital Appreciation Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Capital Appreciation Fund posted a return of 6.00% for the twelve-month period ending May 31, 2023, compared to a return of 9.55% for the Russell 1000® Growth Index.

A discussion with Columbia Management Investment Advisers, LLC (f/k/a BMO Asset Management Corp.)

During the Period:

In aggregate, sector allocations relative to those of the Benchmark detracted from Fund return relative to Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark detracted from Fund return relative to Benchmark return.

The following contributed to Fund return relative to Benchmark return:

•	Allocations in the following sectors: consumer discretionary; health care: real estate

•	Security selection in the following sectors: consumer staples; health care; communication services

•	Position weightings: Horizon Therapeutics PLC; Axon Enterprise, Inc.; Meta Platforms, Inc., Class A

The following detracted from Fund return relative to Benchmark return:

•	Allocations in the following sectors: information technology; financials; energy

•	Security selection in the following sectors: financials; information technology; consumer discretionary

•	Position weightings: NVIDIA Corp.; PayPal Holdings, Inc.; QUALCOMM, Inc.

For the year ended May 31, 2023, the Capital Appreciation Fund returned 6.00% compared to 9.55% for the Russell 1000® Growth Index. Effective May 24, 2021, the Fund (the Predecessor Fund) was reorganized into the Acquiring Fund (see Note 1 Organization). The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund.

*	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Average Annual Total Return as of May 31, 2023
1 Year	5 Years	10 Years
6.00%	10.99%	12.33%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

311

VALIC Company I Conservative Growth Lifestyle Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Conservative Growth Lifestyle Fund posted a return of -1.30% for the twelve-month period ended May 31, 2023, compared to 2.92% for the S&P 500® Index, -0.31% for the New Blended Index, and -0.84% for the Old Blended Index. The New Blended Index is comprised of 26% Russell 3000® Index, 9% MSCI EAFE Index (net), and 65% Bloomberg U.S. Aggregate Bond Index. The Old Blended Index is comprised of 24% Russell 3000® Index, 8% MSCI EAFE Index (net), 65% Bloomberg U.S. Aggregate Bond Index, and 3% FTSE EPRA/NAREIT Developed Index.

The Conservative Growth Lifestyle Fund invests in a combination of affiliated funds, also known as ‘fund of funds’. The Fund does not select specific sectors, securities, or countries and thus these factors do not influence performance. Rather, the key indicators of performance are asset allocation and manager selection.

A discussion with PineBridge Investments, LLC for the period from 6/1/22 to 9/27/22

During the Period:

The following contributed to Fund return:

•	Allocations to the following funds: High Yield Bond Fund; Mid Cap Index Fund; Small Cap Growth Fund

The following detracted from Fund return:

•	Allocations to the following funds: Core Bond Fund; Large Capital Growth Fund; International Government Bond Fund

A discussion with J.P. Morgan Investment Management Inc. for the period from 9/28/22 to 5/31/23

During the Period:

The following contributed to Fund return:

•	Allocations to the following funds: Core Bond Fund; International Equities Index Fund; Stock Index Fund

The following detracted from Fund return:

•	Allocations to the following funds: Emerging Economies Fund; Small Cap Value Fund; Government Securities Fund

312

VALIC Company I Conservative Growth Lifestyle Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended May 31, 2023, the Conservative Growth Lifestyle Fund returned -1.30% compared to 2.92% for the S&P 500® Index and -0.84% for the Old Blended Index and -0.31% for the New Blended Index. Effective May 24, 2021, the Fund (the Predecessor Fund) was reorganized into the Acquiring Fund (see Note 1 Organization). The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**	The Old Bended is comprised of the Russell 3000® Index (24%), MSCI EAFE Index (net) (8%), the Bloomberg U.S. Aggregate Bond Index (65%) and the FTSE EPRA/NAREIT Developed Index (3%).

***

Effective September 22, 2022, the Fund changed its blended index to the Russell 3000® Index (26%), MSCI EAFE Index (net) (9%), the Bloomberg U.S. Aggregate Bond Index (65%) (the “New Blended Index”) as the performance benchmark against which the Fund measures its performance. Fund management believes that the New Blended Index is more representative of the securities in which the Fund invests.

****

The MSCI EAFE Index (Europe, Australasia, Far East) (net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The MSCI EAFE Index consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

†

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage- and asset-backed securities and commercial mortgage-backed securities.

††	The Russell 3000® Index follows the 3,000 largest U.S. companies, based on total market capitalization.

†††	The FTSE EPRA/NAREIT Developed Index is a global market capitalization weighted index composed of listed real estate securities in the North American, European and Asian real estate markets.

Average Annual Total Return as of May 31, 2023
1 Year	5 Years	10 Years
-1.30%	3.20%	3.92%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

313

VALIC Company I Core Bond Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Core Bond Fund posted a return of -2.99% for the twelve-month period ending May 31, 2023, compared to a return of -2.14% for the Bloomberg U.S. Aggregate Bond Index.

A discussion with PineBridge Investments, LLC

During the Period:

In aggregate, sector allocations relative to those of the Benchmark contributed to Fund return relative to Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark detracted from Fund return relative to Benchmark return.

In aggregate, yield curve positioning relative to the Benchmark detracted from Fund return relative to Benchmark return.

The following contributed to Fund return relative to Benchmark return:

•	Allocations in the following sectors: industrial; Treasuries; utility

•	Security selection in the following sectors: utility; agency; mortgage-backed securities

The following detracted from Fund return relative to Benchmark return:

•	Allocations in the following sectors: mortgage-backed securities; lack of allocation in local authority; sovereign bonds

•	Security selection in the following sectors: financials; industrial; Treasuries

For the year ended May 31, 2023, the Core Bond Fund returned -2.99% compared to -2.14% for the Bloomberg U.S. Aggregate Bond Index. Effective May 24, 2021, the Fund (the Predecessor Fund) was reorganized into the Acquiring Fund (see Note 1 Organization). The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund.

*

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage- and asset-backed securities and commercial mortgage-backed securities.

Average Annual Total Return as of May 31, 2023
1 Year	5 Years	10 Years
-2.99%	0.92%	1.41%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

314

VALIC Company I Dividend Value Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Dividend Value Fund posted a return of -3.49% for the twelve-month period ended May 31, 2023, compared to a return of -4.55% for the Russell 1000® Value Index.

A discussion with Blackrock Investment Management, LLC — regarding their portion of the Fund (the “portfolio”)

During the Period:

In aggregate, sector allocations relative to those of the Benchmark contributed to Fund return relative to Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark detracted from Fund return relative to Benchmark return.

In aggregate, holding of cash and/or cash equivalents contributed to Fund return relative to Benchmark return.

The following contributed to Fund return relative to Benchmark return:

•	Allocations in the following sectors: lack of allocation to real estate; energy; utilities

•	Security selection in the following sectors: financials; energy; health care

•	Position weightings: First Citizens BancShares, Inc. Class A; Microsoft Corp.; Ross Stores, Inc.

The following detracted from Fund return relative to Benchmark return:

•	Allocations in the following sectors: industrials; financials; health care

•	Security selection in the following sectors: communication services; industrials; consumer discretionary

•	Position weightings: Fidelity National Information Services, Inc.; lack of position in Meta Platforms, Inc., Class A; Sealed Air Corp.

A discussion with Clearbridge Investments, LLC — regarding their portion of the Fund (the “portfolio”)

During the Period:

In aggregate, sector allocations relative to those of the Benchmark contributed to Fund return relative to Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark contributed to Fund return relative to Benchmark return.

The following contributed to Fund return relative to Benchmark return:

•	Allocations in the following sectors: information technology; real estate; energy

•	Security selection in the following sectors: information technology; materials; financials

•	Position weightings: Microsoft Corp.; Apple, Inc.; Oracle Corp.

The following detracted from Fund return relative to Benchmark return:

•	Allocations in the following sectors: communication services; materials; consumer discretionary

•	Security selection in the following sectors: energy; communication services; industrials

•	Position weightings: Enbridge, Inc.; Williams Cos., Inc.; American Tower Corp.

315

VALIC Company I Dividend Value Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended May 31, 2023, the Dividend Value Fund returned -3.49% compared to -4.55% for the Russell 1000® Value Index.

*	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2023
1 Year	5 Years	10 Years
-3.49%	6.34%	8.26%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

316

VALIC Company I Dynamic Allocation Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Dynamic Allocation Fund posted a return of -2.18% for the twelve-month period ended May 31, 2023, compared to a return of 2.92% for the S&P 500® Index, -2.14% for the Bloomberg U.S. Aggregate Bond Index, and 1.17% for the Blended Index (S&P 500® Index (60%) and the Bloomberg U.S. Aggregate Bond Index (40%)).

The Fund consists of two components: A fund-of-funds component representing investments in VC I Funds, and an overlay component which invests in cash, treasuries, and futures, to manage the Fund’s net equity exposure.

A discussion with AllianceBernstein, L.P. — regarding their portion of the Fund (the “portfolio”)

During the Period:

Equity futures contracts were used to adjust exposures and manage risk of the Fund and contributed to the return of the fund.

The following detracted from Fund return:

•	The following strategies: options overlay; tactical equity; fixed income overlay

A discussion with SunAmerica Asset Management, LLC — regarding their portion of the Fund (the “portfolio”)

During the Period:

In aggregate, sector allocations relative to those of the Benchmark detracted from Fund return relative to Benchmark return.

The following contributed to Fund return relative to Benchmark return:

•	Allocation in the following sector: Fixed Income

•	Allocation to the following funds: Growth Fund; International Growth Fund; Capital Appreciation Fund

The following detracted from Fund return relative to Benchmark return:

•	Allocation in the following sector: Equities (US & International)

•	Allocation to the following funds: Systematic Value Fund; Dividend Value Fund; Global Real Estate Fund

317

VALIC Company I Dynamic Allocation Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended May 31, 2023, the Dynamic Allocation Fund returned -2.18% compared to 2.92% for the S&P 500® Index, -2.14% for the Bloomberg U.S. Aggregate Bond Index and 1.17% for the Blended Index.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**	The Blended Index consists of the S&P 500® Index (60%) and the Bloomberg U.S. Aggregate Bond Index (40%).

***

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage- and asset-backed securities and commercial mortgage-backed securities.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2023
1 Year	5 Years	10 Years
-2.18%	3.77%	4.88%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

318

VALIC Company I Emerging Economies Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Emerging Economies Fund posted a return of -11.47% for the twelve-month period ended May 31, 2023, compared to a return of -8.49% for the MSCI Emerging Markets Index (net).

A discussion with J.P. Morgan Investment Management, Inc.

During the Period:

In aggregate, sector allocations relative to those of the Benchmark contributed to Fund return relative to Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark detracted from Fund return relative to Benchmark return.

In aggregate, regional or country allocations relative to those of the Benchmark contributed to Fund return relative to Benchmark return.

In aggregate, holding of cash and/or cash equivalents contributed to Fund return relative to Benchmark return.

The following contributed to Fund return relative to Benchmark return:

•	Allocations in the following sectors: energy; financials; real estate

•	Security selection in the following sectors: energy; financials; information technology

•	Position weightings: Grupo Financiero Banorte; SAB de CV, Class O; PICC Property & Casualty Co., Ltd; Banco do Brasil SA

•	Exposure to the following countries: Mexico; South Korea; Russia

The following detracted from Fund return relative to Benchmark return:

•	Allocations in the following sectors: information technology; materials; utilities

•	Security selection in the following sectors: consumer discretionary; consumer staples; materials

•	Position weightings: JD.com, Inc., Class A; PDD Holdings, Inc. ADR; Anglo American PLC

•	Exposure to the following countries: China; South Africa; United Kingdom

319

VALIC Company I Emerging Economies Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended May 31, 2023, the Emerging Economies Fund returned -11.47% compared to -8.49% for the MSCI Emerging Markets Index (net).

*

MSCI Emerging Markets Index (net) is a free-float adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 24 emerging market country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2023
1 Year	5 Years	10 Years
-11.47%	-1.87%	0.98%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

320

VALIC Company I Global Real Estate Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Global Real Estate Fund posted a return of -15.96% for the twelve-month period ended May 31, 2023, compared to a return of -14.55% for the FTSE EPRA/NAREIT Developed Index.

A discussion with Invesco Advisers, Inc. — regarding their portion of the Fund (the “portfolio”) for the period from 6/1/22 to 4/30/23

During the Period:

In aggregate, sector allocations relative to those of the US portion of the Benchmark had minimal impact on Fund return relative to Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the US portion of the Benchmark detracted from Fund return relative to Benchmark return.

The following contributed to Fund return relative the US portion of the Benchmark return:

•	Allocations in the following sectors: office; specialty; apartments

•	Security selection in the following sectors: self-storage; apartments; office

•	Position weightings: lack of a position in Boston Properties, Inc.; Life Storage, Inc.; lack of a position in Medical Properties Trust, Inc.

The following detracted from Fund return relative to the US portion of the Benchmark return:

•	Allocations in the following sectors: infrastructure REITs; regional malls; self-storage

•	Security selection in the following sectors: health care; industrial; shopping centers

•	Position weightings: lack of a position in Crown Castle International Corp.; lack of a position in American Tower Corp.; Simon Property Group, Inc.

A discussion with Goldman Sachs Asset Management, L.P. — regarding their portion of the Fund (the “portfolio”) for the period from 6/1/22 to 4/30/23

During the Period:

In aggregate, sector allocations relative to those of the Benchmark detracted from Fund return relative to Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark contributed to Fund return relative to Benchmark return.

In aggregate, regional or country allocations relative to those of the Benchmark detracted from Fund return relative to Benchmark return.

The following contributed to Fund return relative to Benchmark return:

•	Allocations in the following sectors: diversified; health care; residential

•	Security selection in the following sectors: office; diversified; hotel

•	Position weightings: Stockland; Klepierre SA; Ascendas Real Estate Investment Trust

•	REIT Exposure to the following countries: Hong Kong; Japan; Singapore

The following detracted from Fund return relative to Benchmark return:

•	Allocations in the following sectors: self-storage; office; hotel

•	Security selection in the following sectors: industrial; residential; self-storage

•	Position weightings: Vonovia SE; Castellum AB; SEGRO PLC

•	Exposure to the following countries: Germany; United Kingdom; China

A discussion with Duff & Phelps Investment Management Co. — regarding their portion of the Fund previously managed by Invesco Advisers, Inc. (the “portfolio”) for the period from 5/17/23 to 5/31/23

During the Period:

In aggregate, sector allocations relative to those of the Benchmark contributed to Fund return relative to Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark detracted from Fund return relative to Benchmark return.

In aggregate, regional or country allocations relative to those of the Benchmark contributed to Fund return relative to Benchmark return.

321

VALIC Company I Global Real Estate Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

The following contributed to Fund return relative to Benchmark return:

•	Allocations in the following sectors: data centers; diversified REITs; industrials

•	Security selection in the following sectors: diversified REITs; data center; lodging

•	Position weightings: NEXTDC, Ltd; ORIX Corp.; American Homes 4 For Rent, Class A

•	Exposure to the following countries: Hong Kong; United States; Switzerland

The following detracted from Fund return relative to Benchmark return:

•	Allocations in the following sectors: healthcare; office; self-storage

•	Security selection in the following sectors: healthcare; specialty; retail

•	Position weightings: SWIRE Properties. Ltd.; Ventas, Inc.; American Tower Corp.

•	Exposure to the following countries: Australia; United Kingdom; Sweden

A discussion with Massachusetts Financial Services Company — regarding their portion of the Fund previously managed by Goldman Sachs Asset Management, L.P. (the “portfolio”) for the period from 5/17/23 to 5/31/23

During the Period:

In aggregate, sector allocations relative to those of the Benchmark contributed to Fund return relative to Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark detracted from Fund return relative to Benchmark return.

In aggregate, regional or country allocations relative to those of the Benchmark contributed to Fund return relative to Benchmark return.

The following contributed to Fund return relative to Benchmark return:

•	Allocations in the following sectors: health care REIT; industrial REIT; diversified REIT

•	Security selection in the following sectors: retail REIT; health care facilities REIT; multi-family residential REIT

•	Position weightings: Link REIT; Encompass Health Corp.; Prologis, Inc.

•	Exposure to the following countries: Hong Kong; Mexico; Sweden

The following detracted from Fund return relative to Benchmark return:

•	Allocations in the following sectors: real estate operating companies; telecom tower REIT; office REIT

•	Security selection in the following sectors: real estate development; data center REIT; single-family residential REIT

•	Position weightings: Digital Realty Trust, Inc.; Katitas Co., Ltd; Goodman Group

•	Exposure to the following countries: United Kingdom; Australia; United States

322

VALIC Company I Global Real Estate Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended May 31, 2023, the Global Real Estate Fund returned -15.96% compared to -14.55% for the FTSE EPRA/NAREIT Developed Index.

*	The FTSE EPRA/NAREIT Developed Index is a global market capitalization weighted index composed of listed real estate securities in the North American, European and Asian real estate markets.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2023
1 Year	5 Years	10 Years
-15.96%	-0.27%	2.52%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

323

VALIC Company I Global Strategy Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Global Strategy Fund posted a return of -2.16% for the twelve-month period ended May 31, 2023, compared to a return of 0.85% for the MSCI ACWI (net), -0.95% for the Bloomberg Global Aggregate Index (USD hedged) and 0.38% for the Blended Index (MSCI ACWI Index (net) (60%) and the Bloomberg Global Aggregate Index (USD hedged) (40%)).

A discussion with Brandywine Global Investments, LLC — regarding the Global Debt portion of the Fund (the “portfolio”)

During the Period:

Forward foreign currency contracts were used to gain and adjust market exposure of the Fund and contributed to the return of the portfolio.

Credit default swaps and interest rate futures contracts were used to adjust exposures and manage risk of the Fund and detracted from the performance of the Fund.

The following contributed to Fund return:

•	Allocations in the following sectors: sovereign government; mortgage-backed securities; high yield

•	Exposure to the following countries: Colombia

The following detracted from Fund return:

•	Allocations in the following sectors: bank loans; investment grade corporate bonds

A discussion with Franklin Advisers, Inc. — regarding the Global Equity Strategy of the Fund (the “portfolio”)

During the Period:

In aggregate, sector allocations relative to those of the Benchmark detracted from Fund return relative to Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark detracted from Fund return relative to Benchmark return.

In aggregate, regional or country allocations relative to those of the Benchmark contributed to Fund return relative to Benchmark return.

The following contributed to Fund return relative to Benchmark return:

•	Allocations in the following sectors: financials; consumer staples; utilities

•	Security selection in the following sectors: communication services; consumer discretionary; real estate

•	Position weightings: Meta Platforms, Inc. Class A; Cadence Design Systems, Inc.; Synopsys, Inc.

•	Exposure to the following countries: China; Germany; United Kingdom

The following detracted from Fund return relative to Benchmark return:

•	Allocations in the following sectors: information technology; health care; materials

•	Security selection in the following sectors: information technology; health care; industrials

•	Position weightings: NVIDIA Corp.; Pfizer, Inc.; Microsoft Corp.

•	Exposure to the following countries: Russia; Italy; Norway

324

VALIC Company I Global Strategy Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended May 31, 2023, the Global Strategy Fund returned -2.16% compared to 0.85% for the MSCI ACWI (net), -0.95% for the Bloomberg Global Aggregate Index (USD hedged) and 0.38% for the Blended Index.

*

The MSCI ACWI Index (net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The Index consists of 47 country indices comprising 23 developed and 24 emerging market country indices. The developed market country indices included are Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The emerging market country indices included are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

**

The Bloomberg Global Aggregate Index (USD hedged) represents a close estimation of the performance that can be achieved by hedging the currency exposure of its parent index, the Bloomberg Global Aggregate Bond Index, to USD. The index is 100% hedged to USD by selling the forwards of all the currencies in the parent index at the one-month Forward rate. The parent index is composed of government, government-related and corporate bonds, as well as asset-backed, mortgage-backed and commercial mortgage-backed securities from both developed and emerging markets issuers.

***	The Blended Index is comprised of the Bloomberg Global Aggregate Index (USD hedged) (40%) and the MSCI ACWI Index (net) (60%).

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2023
1 Year	5 Years	10 Years
-2.16%	-0.13%	2.30%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

325

VALIC Company I Government Securities Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Government Securities Fund posted a return of -1.93% for the twelve-month period ended May 31, 2023, compared to a return of -2.21% for the Bloomberg U.S. Government Bond Index.

A discussion with J.P. Morgan Investment Management, Inc.

During the Period:

In aggregate, sector allocations relative to those of the Benchmark contributed to Fund return relative to Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark contributed to Fund return relative to Benchmark return.

In aggregate, yield curve positioning relative to the Benchmark contributed to Fund return relative to Benchmark return.

The following contributed to Fund return relative to Benchmark return:

•	Allocations in the following sectors: credit; agency mortgage-back securities; collateralized mortgage-back securities

•	Security selection in the following sector: Treasuries; US Agency debt securities

Neither sector allocation nor security selection detracted from Fund return relative to Benchmark return.

For the year ended May 31, 2023, the Government Securities Fund returned -1.93% compared to -2.21% for the Bloomberg U.S. Government Bond Index.

*	The Bloomberg U.S. Government Bond Index is a market-value weighted index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2023
1 Year	5 Years	10 Years
-1.93%	0.52%	0.80%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

326

VALIC Company I Growth Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Growth Fund posted a return of 7.39% for the twelve-month period ended May 31, 2023, compared to return of 9.55% for the Russell 1000® Growth Index and 1.96% for the S&P 500® Growth Index.

A discussion with BlackRock Investment Management, LLC — regarding their portion of the Fund (the “portfolio”)

During the Period:

In aggregate, sector allocations relative to those of the Benchmark contributed to Fund return relative to Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark contributed to Fund return relative to Benchmark return.

The following contributed to Fund return relative to Benchmark return:

•	Allocations in the following sectors: lack of allocation to consumer staples; real estate; industrials

•	Security selection in the following sectors: consumer discretionary; industrials; financials

•	Position weightings: Copart, Inc.; Cadence Design Systems, Inc.; LVMH Moet Hennessy Louis Vuitton SE

The following detracted from Fund return relative to Benchmark return:

•	Allocations in the following sectors: financials; consumer discretionary; energy

•	Security selection in the following sectors: communication services; information technology; energy

•	Position weightings: Match Group, Inc.; Marvell Technology, Inc.; Apple, Inc.

A discussion with SunAmerica Asset Management, LLC — regarding their portion of the Fund (the “portfolio”)

During the Period:

In aggregate, sector allocations relative to those of the Benchmark detracted from Fund return relative to Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark detracted from Fund return relative to Benchmark return.

The following contributed to Fund return relative to Benchmark return:

•	Allocations in the following sectors: consumer non-cyclicals; telecommunications; finance

•	Security selection in the following sectors: energy; consumer cyclicals; consumer services

•	Position weightings: NVIDIA Corp.; Netflix, Inc.; Crown Castle International Corp.

The following detracted from Fund return relative to Benchmark return:

•	Allocations in the following sectors: energy; technology; health care

•	Security selection in the following sectors: health care; consumer non-cyclicals; industrials

•	Position weightings: Meta Platforms, Inc., Class A; Amazon.com, Inc.; Microsoft Corp.

327

VALIC Company I Growth Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended May 31, 2023, the Growth Fund returned 7.39% compared to 9.55% for the Russell 1000® Growth Index and 1.96% for the S&P 500 Growth Index.

*	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

**

The S&P 500® Growth Index is constructed by measuring growth and value characteristics of the constituents of the S&P 500® Index across seven factors including: earnings-per-share growth rate, sales-per-share growth rate, internal growth rate, book-to-price ratio, cash flow-to-price ratio, sales-to-price ratio and dividend yield. The index is comprised of stocks identified as pure growth, plus a portion of the market capitalization of stocks that are neither classified as pure growth nor pure value. The style index series is unmanaged and market capitalization weighted.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2023
1 Year	5 Years	10 Years
7.39%	10.32%	12.25%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

328

VALIC Company I High Yield Bond Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The High Yield Bond Fund posted a return of 0.32% for the twelve-month period ending May 31, 2023, compared to the FTSE US High-Yield Market Index, which returned -0.01%.

A discussion with Wellington Management Company LLP

During the Period:

In aggregate, sector allocations relative to those of the Benchmark contributed to Fund return relative to Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark contributed to Fund return relative to Benchmark return.

Forward foreign currency contracts and credit default swaps were used to adjust exposures and manage risk of the Fund and contributed to the performance of the Fund.

The following contributed to Fund return relative to Benchmark return:

•	Allocations in the following sectors: cable & satellite; pharmaceuticals; home construction

•	Security selection in the following sectors: technology; cable & satellite; wirelines

•	Position weightings: CSC Holdings LLC; Royal Caribbean Cruises, Ltd.; DISH DBS Corp.

The following detracted from Fund return relative to Benchmark return:

•	Allocations in the following sectors: aerospace & defense; other industrials; technology

•	Security selection in the following sectors: financial institutions; consumer cyclicals services; metals & mining

•	Position weightings: Credit Suisse Group AG; LD Holdings Group LLC; Bombardier Inc.

For the year ended May 31, 2023, the High Yield Bond Fund returned 0.32% compared to -0.01% for the FTSE US High-Yield Market Index. Effective May 24, 2021, the Fund (the Predecessor Fund) was reorganized into the Acquiring Fund (see Note 1 Organization). The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund.

*

The FTSE US High-Yield Market Index measures the performance of below investment grade debt issued by corporations domiciled in the U.S or Canada. All of the bonds in such index are publicly placed, have a fixed coupon, and are nonconvertible.

Average Annual Total Return as of May 31, 2023
1 Year	5 Years	10 Years
0.32%	2.95%	3.52%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

329

VALIC Company I Inflation Protected Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Inflation Protected Fund posted a return of -1.96% for the twelve-month period ended May 31, 2023, compared to a return of -4.20% for the Bloomberg U.S. Treasury Inflation-Protected Securities (“TIPS”) Index.

A discussion with Wellington Management Company LLP

During the Period:

In aggregate, sector allocations relative to those of the Benchmark contributed to Fund return relative to Benchmark return.

In aggregate, position weightings (i.e., securities selection) relative to those of the Benchmark contributed to Fund return relative to Benchmark return.

In aggregate, regional or country allocations relative to those of the Benchmark contributed to Fund return relative to Benchmark return.

In aggregate, yield curve positioning relative to the Benchmark contributed to Fund return relative to Benchmark return.

Forward foreign currency contracts and equity futures contracts were used to gain and adjust market exposures of the Fund and contributed to the return of the Fund.

The following contributed to Fund return relative to Benchmark return:

•	Allocations in the following sectors: US Government securities; investment grade credit; bank loans

•	Exposure to the following countries: United States; New Zealand; Australia

The following detracted from Fund return relative to Benchmark return:

•	Allocations in the following sectors: developed markets ex-US bonds; high yield bonds; mortgage-backed securities

•	Exposure to the following countries: Switzerland; Germany

330

VALIC Company I Inflation Protected Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended May 31, 2023, the Inflation Protected Fund returned -1.96% compared to -4.20% for the Bloomberg U.S. TIPS Index.

*

The Bloomberg U.S. TIPS Index measures the performance of fixed-income securities with fixed-rate coupon payments that adjust for inflation, as measured by the Consumer Price Index for All Urban Consumers.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2023
1 Year	5 Years	10 Years
-1.96%	2.50%	1.58%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

331

VALIC Company I International Equities Index Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The International Equities Index Fund posted a return of 2.91% for the twelve-month period ended May 31, 2023, compared to a return of 3.06% for the MSCI EAFE Index (net).

The Fund is managed to seek to track the performance of the Index. The Subadviser may endeavor to track the Index by purchasing every stock included in the Index, in the same proportions; or, in the alternative, the Subadviser may invest in a sampling of Index stocks by utilizing a statistical technique known as “optimization.”

A discussion with SunAmerica Asset Management, LLC

During the Period:

The following contributed to Fund return:

•	Exposures to the following sectors: consumer discretionary; information technology; industrials

•	Position weightings: Novo Nordisk A/S, Class B; LVMH Moet Hennessy Louis Vuitton SE; ASML Holding NV

•	Exposure to the following countries: France; Denmark; Netherlands

The following detracted from Fund return:

•	Exposure to the following sectors: real estate; materials; communication services

•	Position weightings: Toyota Motor Corp.; Anglo American PLC; British American Tobacco PLC

•	Exposure to the following countries: Australia; Hong Kong; Norway

For the year ended May 31, 2023, the International Equities Index Fund returned 2.91% compared to 3.06% for the MSCI EAFE Index (net).

*

The MSCI EAFE Index (Europe, Australasia, Far East) (net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The MSCI EAFE Index (net) consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2023
1 Year	5 Years	10 Years
2.91%	2.90%	4.27%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

332

VALIC Company I International Government Bond Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

For the year ended May 31, 2023, the International Government Bond Fund posted a return of -4.52% compared to -1.48% for the JPMorgan Emerging Markets Bond (EMBI) Global Diversified Index, -5.55% for the FTSE World Government Bond Index (WGBI) Index (unhedged) and -4.30% for the Blended Index (FTSE WGBI Index (unhedged) (70%) and the JPMorgan EMBI Global Diversified Index (30%)).

A discussion with PineBridge Investments, LLC

During the Period:

In aggregate, sector allocations relative to those of the Benchmark contributed to Fund return relative to Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark contributed to Fund return relative to Benchmark return.

In aggregate, regional or country allocations relative to those of the Benchmark contributed to Fund return relative to Benchmark return.

In aggregate, yield curve positioning relative to the Benchmark detracted from Fund return relative to Benchmark return.

In aggregate, foreign currency exposures relative to the Benchmark contributed to Fund return relative to Benchmark return.

The following contributed to Fund return relative to Benchmark return:

•	Exposure to the following countries: lack of exposure to Ukraine; Argentina; and the lack of exposure to Pakistan

The following detracted from Fund return relative to Benchmark return:

•	Exposure to the following countries: Ecuador; Egypt; Turkey

333

VALIC Company I International Government Bond Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended May 31, 2023, the International Government Bond Fund returned -4.52% compared to -1.48% for the JP Morgan EMBI Global Diversified Index, -5.55% for the FTSE WGBI Index (unhedged) and -4.30% for the Blended Index.

*	The FTSE WGBI Index (unhedged) is an unmanaged index of debt securities of major foreign government bond markets.

**

The JP Morgan EMBI Global Diversified Index tracks total returns for U.S. dollar-denominated debt instruments (Eurobonds, loans, etc.) issued by emerging markets sovereign and quasi-sovereign entities. The Index is uniquely weighted and limits the weights of the countries with larger debt stocks by only including specified portions of these countries’ eligible current face amounts of debt outstanding.

***	The Blended Index is comprised of the FTSE WGBI Index (unhedged) (70%) and the JPMorgan EMBI Global Diversified Index (30%).

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2023
1 Year	5 Years	10 Years
-4.52%	-1.10%	0.02%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

334

VALIC Company I International Growth Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The International Growth Fund posted a return of 9.01% for the twelve-month period ended May 31, 2023, compared to a return of -1.41% for the MSCI ACWI ex USA Index (net).

A discussion with Morgan Stanley Investment Management, Inc. “MSIM”

During the Period:

In aggregate, sector allocations relative to those of the Benchmark contributed to Fund return relative to Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark contributed to Fund return relative to Benchmark return.

In aggregate, regional or country allocations relative to those of the Benchmark contributed to Fund return relative to Benchmark return.

In aggregate, holding of cash and/or cash equivalents contributed to Fund return relative to Benchmark return.

The following contributed to Fund return relative to Benchmark return:

•	Allocations in the following sectors: information technology; materials; consumer discretionary

•	Security selection in the following sectors: consumer discretionary; information technology; industrials

•	Position weightings: Hermès International; Moncler SpA; MercadoLibre, Inc.

•	Exposure to the following countries: France; Italy; United States

The following detracted from Fund return relative to Benchmark return:

•	Allocations in the following sectors: health care, utilities, industrials

•	Security selection in the following sectors: consumer staples, financials, communication services

•	Position weightings: Brookfield Corp., Class A.; adidas AG; Grab Holdings, Ltd., Class A

•	Exposure to the following countries: Germany; United Kingdom; lack of exposure to Spain

335

VALIC Company I International Growth Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended May 31, 2023, the International Growth Fund returned 9.01% compared to -1.41% for the MSCI ACWI ex USA Index (net).

*

The MSCI ACWI ex USA Index (net) is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed and emerging markets, excluding the United States. The term “free float” represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. The net total return indexes reinvest dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2023
1 Year	5 Years	10 Years
9.01%	5.83%	6.84%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

336

VALIC Company I International Opportunities Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The International Opportunities Fund posted a return of -6.67% for the twelve-month period ending May 31, 2023, compared to a return of -3.60% for the MSCI ACW Ex USA SMID Cap Index (net).

A discussion with Massachusetts Financial Services Company — regarding their portion of the Fund (the “portfolio”)

During the Period:

In aggregate, sector allocations relative to those of the Benchmark contributed to Fund return relative to Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark contributed to Fund return relative to Benchmark return.

In aggregate, country exposure relative to those of the Benchmark contributed to Fund return relative to Benchmark return.

In aggregate, holding of cash and/or cash equivalents contributed to Fund return relative to Benchmark return.

The following contributed to Fund return relative to Benchmark return:

•	Allocations in the following sectors: real estate; energy; information technology

•	Security selection in the following sectors: consumer staples; materials; consumer discretionary

•	Position weightings: Gerresheimer AG; Verallia SA; Sodexo SA

•	Exposure to the following countries: France; Australia; Japan

The following detracted from Fund return relative to Benchmark return:

•	Allocations in the following sectors: financials; industrials; communication services

•	Security selection in the following sectors: real estate; industrials

•	Position weightings: LEG Immobilien SE; Daiseki Co., Ltd.; Forterra PLC

•	Exposure to the following countries: India; New Zealand; Greece

A discussion with Delaware Investments Fund Advisers — regarding their portion of the Fund (the “portfolio”)

During the Period:

In aggregate, sector allocations relative to those of the Benchmark contributed to Fund return relative to Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark detracted from Fund return relative to Benchmark return.

In aggregate, regional or country allocations relative to those of the Benchmark detracted from Fund return relative to Benchmark return.

The following contributed to Fund return relative to Benchmark return:

•	Allocations in the following sectors: real estate; industrials; materials

•	Position weightings: ATS Corp.; Asics Corp.; Fujimu, Inc.

•	Exposure to the following countries: Mexico; Taiwan; Canada

The following detracted from Fund return relative to Benchmark return:

•	Allocations in the following sectors: energy; health care; financials

•	Security selection in the following sectors: industrials; information technology; consumer staples

•	Position weightings: Salzgitter AG; Mitsui High-Tec, Inc.; Befesa SA

•	Exposure to the following countries: Germany; United Kingdom; China

337

VALIC Company I International Opportunities Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended May 31, 2023, the International Opportunities Fund returned -6.67% compared to -3.60% for MSCI ACWI ex USA SMID Cap Index (net). Effective May 24, 2021, the Fund (the Predecessor Fund) was reorganized into the Acquiring Fund (see Note 1 Organization). The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund.

*

The MSCI ACWI ex USA SMID Cap Index (net) captures mid and small cap representation across 22 of 23 Developed Market (DM) countries (excluding the US) and 24 Emerging Markets countries. The index covers approximately 28% of the free float-adjusted market capitalization in each country. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties.

Average Annual Total Return as of May 31, 2023
1 Year	5 Years	10 Years
-6.67%	-1.00%	4.68%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

338

VALIC Company I International Socially Responsible Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The International Socially Responsible Fund posted a return of 2.98% for the twelve-month period ended May 31, 2023, compared to a return of 3.06% for the MSCI EAFE Index (net).

The Fund is an optimized portfolio which seeks to track the MSCI EAFE (net) Index, (“the Benchmark”), while investing in socially responsive companies. The Fund’s criteria do not permit investment in companies whose businesses rely significantly on alcohol, firearms, gambling, tobacco, nuclear power, or production of weaponry. Furthermore, companies deemed to have poor labor/employee relations or environmental records are also screened out of the investable universe. These criteria may create differences in Fund performance relative to that of the Benchmark.

A discussion with SunAmerica Asset Management, LLC

During the Period:

In aggregate, sector allocations relative to those of the Benchmark detracted from Fund return relative to Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark contributed to Fund return relative to Benchmark return.

In aggregate, regional or country allocations relative to those of the Benchmark detracted from Fund return relative to Benchmark return.

The following contributed to Fund return relative to Benchmark return:

•	Allocations in the following sectors: energy; consumer staples; information technology

•	Security selection in the following sectors: consumer staples; financials; materials

•	Position weightings: lack of exposure to Toyota Industries Corp.; Novo Nordisk A/S, Class B; lack of exposure to Anglo American PLC

•	Exposure to the following countries: United Kingdom; Germany; Japan

The following detracted from Fund return relative to Benchmark return:

•	Allocations in the following sectors: communication services; real estate; consumer discretionary

•	Security selection in the following sectors: energy; utilities; real estate

•	Position weightings: lack of exposure to LVMH Moet Hennessy Louis Vuitton SE; HSBC Holdings PLC; lack of exposure to Compagnie Financiere Richemont SA

•	Exposure to the following countries: Norway; Spain; Hong Kong

339

VALIC Company I International Socially Responsible Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended May 31, 2023, the International Socially Responsible Fund returned 2.98% compared to 3.06% for the MSCI EAFE Index (net).

*

The MSCI EAFE Index (Europe, Australasia, Far East) (net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The MSCI EAFE Index (net) consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2023
1 Year	5 Years	10 Years
2.98%	4.51%	7.50%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

340

VALIC Company I International Value Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The International Value Fund posted a return of -1.25% for the twelve-month period ended May 31, 2023, compared to a return of -1.41% for the MSCI ACWI ex USA (net).

A discussion with Allspring Global Investments, LLC “Allspring” (f/k/a Wells Capital Management Inc.)

During the Period:

In aggregate, sector allocations relative to those of the Benchmark contributed to Fund return relative to Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark contributed to Fund return relative to Benchmark return.

In aggregate, regional or country allocations relative to those of the Benchmark detracted from Fund return relative to Benchmark return.

In aggregate, holding of cash and/or cash equivalents contributed to Fund return relative to Benchmark return.

The following contributed to Fund return relative to Benchmark return:

•	Allocations in the following sectors: materials; consumer discretionary; industrials

•	Security selection in the following sectors: financials; communication services; materials

•	Position weightings: UniCredit SpA.; Sodexo SA; Rheinmetall AG

•	Exposure to the following countries: Canada; Italy; Netherlands

The following detracted from Fund return relative to Benchmark return:

•	Allocations in the following sectors: information technology; health care; communication services

•	Security selection in the following sectors: information technology; energy; consumer discretionary

•	Position weightings: LONGi Green Energy Technology Co., Ltd. Class A; NN Group NV; Xinyi Glass Holdings, Ltd.

•	Exposure to the following countries: United States; China/HongKong; Norway

341

VALIC Company I International Value Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended May 31, 2023, the International Value Fund returned -1.25% compared to -1.41% for the MSCI ACWI ex USA (net).

*

The MSCI ACWI ex USA Index (net) is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed and emerging markets, excluding the United States. The term “free float” represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. The net total return indexes reinvest dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2023
1 Year	5 Years	10 Years
-1.25%	0.13%	2.24%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

342

VALIC Company I Large Capital Growth Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Large Capital Growth Fund posted a return of 3.20% for the twelve-month period ended May 31, 2023, compared to a return of 9.55% for the Russell 1000® Growth Index.

A discussion with Massachusetts Financial Services Company

During the Period:

In aggregate, sector allocations relative to those of the Benchmark detracted from Fund return relative to Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark detracted from Fund return relative to Benchmark return.

The following contributed to Fund return relative to Benchmark return:

•	Allocations in the following sectors: consumer discretionary; lack of allocation in energy; health care

•	Security selection in the following sectors: consumer discretionary; industrials; utilities

•	Lack of a position in: Tesla, Inc.; Amazon.com, Inc.; UnitedHealth Group, Inc.

The following detracted from Fund return relative to Benchmark return:

•	Allocations in the following sectors: information technology; communication services; financials

•	Security selection in the following sectors: information technology; health care; communication services

•	Position weightings: lack of a position in NVIDIA Corp.; Apple, Inc.; Fidelity National Information Services, Inc.

For the year ended May 31, 2023, the Large Capital Growth Fund returned 3.20% compared to 9.55% for the Russell 1000® Growth Index.

*	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2023
1 Year	5 Years	10 Years
3.20%	13.05%	13.13%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

343

VALIC Company I Mid Cap Index Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Mid Cap Index Fund posted a return of -3.02% for the twelve-month period ended May 31, 2023, compared to a return of -2.63% for the S&P MidCap 400® Index.

The Fund is managed to seek to track the performance of the Index. The Subadviser may endeavor to track the Index by purchasing every stock included in the Index, in the same proportions; or, in the alternative, the Subadviser may invest in a sampling of Index stocks by utilizing a statistical technique known as “optimization.”

A discussion with SunAmerica Asset Management, LLC

During the Period:

The following contributed to Fund return:

•	Allocations in the following sectors: industrials; business services; consumer services

•	Position weightings: First Solar, Inc.; Axon Enterprise, Inc.; Builders FirstSource, Inc.

The following detracted from Fund return:

•	Allocations in the following sectors: energy; non-energy materials; utilities

•	Position weightings: First Horizon Corp.; Alcoa Corp.; Medical Properties Trust, Inc.

For the year ended May 31, 2023, the Mid Cap Index Fund returned -3.02% compared to -2.63% for the S&P MidCap 400® Index.

*

The S&P MidCap 400® Index is an index of the stocks of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

“Standard & Poor’s®, “S&P®,” and “S&P MidCap 400®,” are trademarks of S&P. The Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investment in the Fund.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2023
1 Year	5 Years	10 Years
-3.02%	5.63%	8.70%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

344

VALIC Company I Mid Cap Strategic Growth Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Mid Cap Strategic Growth Fund posted a return of 3.96% for the twelve-month period ended May 31, 2023, compared to a return of 5.75% for the Russell Midcap® Growth Index.

A discussion with Voya Investment Management Co. LLC — regarding their portion of the Fund (the “portfolio”)

During the Period:

In aggregate, sector allocations relative to those of the Benchmark detracted from Fund return relative to Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark contributed to Fund return relative to Benchmark return.

The following contributed to Fund return relative to Benchmark return:

•	Allocations in the following sectors: communication services; consumer discretionary; financials

•	Security selection in the following sectors: consumer discretionary; health care; financials

•	Position weightings: Enphase Energy, Inc.; Wingstop, Inc.; Prometheus Biosciences, Inc.

The following detracted from Fund return relative to Benchmark return:

•	Allocations in the following sectors: information technology; energy; consumer staples

•	Security selection in the following sectors: information technology; materials; communication services

•	Position weightings: Gitlab, Inc.; Tronox Holdings PLC, Class A; Atlassian Corp. PLC, Class A

A discussion with Janus Capital Management LLC — regarding their portion of the Fund (the “portfolio”)

During the Period:

In aggregate, sector allocations relative to those of the Benchmark contributed to Fund return relative to Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark detracted from Fund return relative to Benchmark return.

In aggregate, holding of cash and/or cash equivalents detracted from Fund return relative to Benchmark return.

The following contributed to Fund return relative to Benchmark return:

•	Allocations in the following sectors: lack of allocation in energy; materials; communication services

•	Security selection in the following sectors: financials; real estate; communication services

•	Position weightings: ON Semiconductor Corp.; Constellation Software, Inc.; Flex, Ltd.

The following detracted from Fund return relative to Benchmark return:

•	Allocations in the following sectors: financials; utilities; consumer staples

•	Security selection in the following sectors: health care; industrials; consumer discretionary

•	Position weightings: Catalent, Inc.; Fidelity National Information Services, Inc.; CarMax, Inc.

345

VALIC Company I Mid Cap Strategic Growth Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended May 31, 2023, the Mid Cap Strategic Growth Fund returned 3.96% compared to 5.75% for the Russell Midcap® Growth Index.

*

The Russell Midcap® Growth Index measures the performance of those Russell Midcap® companies with higher price-to-book ratios and high forecasted growth values. The stocks are also members of the Russell 1000® Growth Index.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2023
1 Year	5 Years	10 Years
3.96%	9.75%	10.83%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

346

VALIC Company I Mid Cap Value Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Mid Cap Value Fund posted a return of -4.87% for the twelve-month period ending May 31, 2023, compared to a return of -9.49% for the Russell Midcap® Value Index.

A discussion with Boston Partners Global Investors, Inc. d/b/a Boston Partners — regarding their portion of the Fund (the “portfolio”)

During the Period:

In aggregate, sector allocations relative to those of the Benchmark contributed to Fund return relative to Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark contributed to Fund return relative to Benchmark return.

The following contributed to Fund return relative to Benchmark return:

•	Allocations in the following sectors: industrials; real estate; consumer discretionary

•	Security selection in the following sectors: financials; consumer discretionary; energy

•	Position weightings: Eaton Corp. PLC; Ameriprise Financial, Inc.; AutoZone, Inc.

The following detracted from Fund return relative to Benchmark return:

•	Allocations in the following sectors: utilities; consumer staples

•	Security selection in the following sectors: utilities; information technology

•	Position weightings: Fifth Third Bancorp; East West Bancorp, Inc.; Avantor, Inc.

A discussion with Wellington Management Company LLP — regarding their portion of the Fund (the “portfolio”)

During the Period:

In aggregate, sector allocations relative to those of the Benchmark contributed to Fund return relative to Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark contributed to Fund return relative to Benchmark return.

The following contributed to Fund return relative to Benchmark return:

•	Allocations in the following sectors: industrials; energy; communication services

•	Security selection in the following sectors: industrials; real estate; consumer discretionary

•	Position weightings: Builders FirstSource, Inc.; Clean Harbors, Inc.; Meritage Homes Corp.

The following detracted from Fund return relative to Benchmark return:

•	Allocations in the following sectors: consumer staples; utilities

•	Security selection in the following sectors: financials; energy; health care

•	Position weightings: Western Alliance Bancorp; Integra LifeSciences Holdings Corp.; Ingevity Corp.

347

VALIC Company I Mid Cap Value Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended May 31, 2023, the Mid Cap Value Fund returned -4.87% compared to -9.49% for the Russell Midcap® Value Index. Effective May 24, 2021, the Fund (the Predecessor Fund) was reorganized into the Acquiring Fund (see Note 1 Organization). The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund.

*

The Russell Midcap® Value Index measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap® Value Index is constructed to provide a comprehensive and unbiased barometer of the mid-cap value market. The index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap value market.

Average Annual Total Return as of May 31, 2023
1 Year	5 Years	10 Years
-4.87%	5.77%	7.87%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

348

VALIC Company I Moderate Growth Lifestyle Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Moderate Growth Lifestyle Fund posted a return of -0.69% for the twelve-month period ended May 31, 2023, compared to 2.92% for the S&P 500® Index, 0.62% for the Fund’s New Blended Index, and -0.30% for the Old Blended Index. The New Blended Index is comprised of 41% Russell 3000® Index, 14% MSCI EAFE Index (net), and 45% Bloomberg U.S. Aggregate Bond Index. The Old Blended Index is comprised of 40% Russell 3000® Index, 10% MSCI EAFE Index (net), 45% Bloomberg U.S. Aggregate Bond Index, and 5% FTSE EPRA/NAREIT Developed Index.

The Moderate Growth Lifestyle Fund invests in a combination of affiliated funds, also known as ‘fund of funds’. The Fund does not select specific sectors, securities, or countries and thus these factors do not influence performance. Rather, the key indicators of performance are asset allocation and manager selection.

A discussion with PineBridge Investments, LLC for the period from 6/1/22 to 9/27/22

During the Period:

The following contributed to Fund return:

•	Allocations to the following funds: none

The following detracted from Fund return:

•	Allocations to the following funds: Core Bond Fund; Stock Index Fund; International Equities Index Fund

A discussion with J.P. Morgan Investment Management Inc. for the period from 9/28/22 to 5/31/23

During the Period:

The following contributed to Fund return:

•	Allocations to the following funds: International Equities Index Fund; Stock Index Fund; Core Bond Fund

The following detracted from Fund return:

•	Allocations to the following funds: Small Cap Value Fund; Emerging Economies Fund; Government Securities Fund

349

VALIC Company I Moderate Growth Lifestyle Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended May 31, 2023, the Moderate Growth Lifestyle Fund returned -0.69% compared to 2.92% for the S&P 500® Index and -0.30% for the Old Blended Index and 0.62 for the New Blended Index. Effective May 24, 2021, the Fund (the Predecessor Fund) was reorganized into the Acquiring Fund (see Note 1 Organization). The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**	The Old Bended is comprised of the Russell 3000® Index (40%), MSCI EAFE Index (net) (10%), the Bloomberg U.S. Aggregate Bond Index (45%) and the FTSE EPRA/NAREIT Developed Index (5%).

***

Effective September 22, 2022, the Fund changed its blended index tothe Russell 3000® Index (41%), MSCI EAFE Index (net) (14%), the Bloomberg U.S. Aggregate Bond Index (45%) (the “New Blended Index”) as the performance benchmark against which the Fund measures its performance. Fund management believes that the New Blended Index is more representative of the securities in which the Fund invests.

****

The MSCI EAFE Index (Europe, Australasia, Far East) (net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The MSCI EAFE Index consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

†

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage- and asset-backed securities and commercial mortgage-backed securities.

††	The Russell 3000® Index follows the 3,000 largest U.S. companies, based on total market capitalization.

†††	The FTSE EPRA/NAREIT Developed Index is a global market capitalization weighted index composed of listed real estate securities in the North American, European and Asian real estate markets.

Average Annual Total Return as of May 31, 2023
1 Year	5 Years	10 Years
-0.69%	4.84%	5.87%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

350

VALIC Company I Nasdaq-100® Index Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Nasdaq-100® Index Fund posted a return of 13.13% for the twelve-month period ended May 31, 2023, compared to a return of 13.77% for the Nasdaq-100® Index.

The Fund is managed to seek to track the performance of the Index. The Subadviser may endeavor to track the Index by purchasing every stock included in the Index, in the same proportions; or, in the alternative, the Subadviser may invest in a sampling of Index stocks by utilizing a statistical technique known as “optimization.”

A discussion with SunAmerica Asset Management, LLC

During the Period:

The following contributed to Fund return:

•	Allocations in the following sectors: technology; health care; consumer non-cyclicals

•	Position weightings: NVIDIA Corp.; Microsoft Corp.; Apple, Inc.

The following detracted from Fund return:

•	Allocations in the following sectors: consumer cyclicals; telecommunications; finance

•	Position weightings: Tesla, Inc.; Intel Corp.; QUALCOMM, Inc.

For the year ended May 31, 2023, the Nasdaq-100® Index Fund returned 13.13% compared to 13.77% for the Nasdaq-100® Index.

*

The Nasdaq-100® Index includes 100 of the largest domestic and international non-financial securities listed on The NASDAQ Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain securities of financial companies including investment companies.

The Nasdaq-100®, Nasdaq-100 Index®, and Nasdaq® are trade or service marks of The Nasdaq Stock Market, Inc. (which with its affiliates are the Corporations) and are licensed for use by VALIC Company I. The product(s) have not been passed on by the Corporations as to their legality or suitability. The product(s) are not issued, endorsed, sold, or promoted by the Corporations. The Corporations make no warranties and bear no liability with respect to the product(s).

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2023
1 Year	5 Years	10 Years
13.13%	15.78%	17.55%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

351

VALIC Company I Science & Technology Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Science & Technology Fund posted a return of 11.91% for the twelve-month period ended May 31, 2023, compared to a return of 14.21% for the S&P® North American Technology Sector Index.

A discussion with Voya Investment Management Co. LLC — regarding their portion of the Fund (the “portfolio”)

During the Period:

In aggregate, sector allocations relative to those of the Benchmark contributed to Fund return relative to Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark detracted from Fund return relative to Benchmark return.

In aggregate, holding of cash and/or cash equivalents contributed to Fund return relative to Benchmark return.

The following contributed to Fund return relative to Benchmark return:

•	Allocations in the following sectors: financials; communication services; energy

•	Security selection in the following sectors: communications services; industrials; financials

•	Position weightings: Meta Platforms, Inc., Class A; ON Semiconductor Corp.; Advanced Micro Devices, Inc.

The following detracted from Fund return relative to Benchmark return:

•	Allocations in the following sectors: consumer discretionary; information technology; industrials

•	Security selection in the following sectors: consumer discretionary

•	Position weightings: NVIDIA Corp.; Tesla, Inc.; Broadcom, Inc.

A discussion with T. Rowe Price Associates, Inc. — regarding their portion of the Fund (the “portfolio”) for the period from 6/1/22 to 4/30/23

During the Period:

In aggregate, sector allocations relative to those of the Benchmark detracted from Fund return relative to Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark contributed to Fund return relative to Benchmark return.

In aggregate, holding of cash and/or cash equivalents contributed to Fund return relative to Benchmark return.

The following contributed to Fund return relative to Benchmark return:

•	Allocations in the following sectors: semiconductors; IT services; financial services

•	Security selection in the following sectors: internet; software; media & entertainment

•	Position weightings: salesforce.com, Inc.; lack of a position in Trip.com Group, Ltd.; Microsoft Corp.

The following detracted from Fund return relative to Benchmark return:

•	Allocations in the following sectors: internet; hardware; telecom equipment

•	Security selection in the following sectors: semiconductors; industrials

•	Position weightings: Zoom Video Communications, Inc., Class A; Meta Platforms, Inc., Class A; Apple, Inc.

A discussion with Wellington Management Company LLP — regarding their portion of the Fund (the “portfolio”)

During the Period:

In aggregate, sector allocations relative to those of the Benchmark detracted from Fund return relative to Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark detracted from Fund return relative to Benchmark return.

The following contributed to Fund return relative to Benchmark return:

•	Allocations in the following sectors: broadline retail; software; media

•	Security selection in the following sectors: electronic equipment, instruments, & components; software; entertainment

•	Position weightings: Arista Networks, Inc.; Flex, Ltd.; Netflix, Inc.

352

VALIC Company I Science & Technology Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

The following detracted from Fund return relative to Benchmark return:

•	Allocations in the following sectors: interactive media & services; hotels, restaurants, & leisure; internet & direct marketing retail

•	Security selection in the following sectors: semiconductors & semiconductor equipment; interactive media & services; IT services

•	Position weightings: lack of exposure to NVIDIA Corp.; Meta Platforms, Inc., Class A; Global Payments, Inc.

A discussion with BlackRock Financial Management, LLC — regarding their portion of the Fund previously managed by T. Rowe Price Associates, Inc. (the “portfolio”) for the period from 5/10/23 to 5/31/23

During the Period:

The following contributed to Fund return.

•	Allocations in the following sectors: information technology; communication services; consumer discretionary

•	Position weightings: NVIDIA Corp., Broadcom, Inc.; Microsoft Corp.

The following detracted from Fund return:

•	Allocations in the following sectors: financials; real estate; industrials

•	Position weightings: Color Health, Inc.; Mastercard, Inc., Class A; Visa, Inc., Class A

353

VALIC Company I Science & Technology Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended May 31, 2023, the Science & Technology Fund returned 11.91% compared to 14.21% for the S&P® North American Technology Sector Index.

*

The S&P® North American Technology Sector Index measures the performance of U.S.-traded stocks of technology-related companies in the U.S. and Canada. The Index includes companies in the following categories: producers of sophisticated computer-related devices; communications equipment and internet services; producers of computer and internet software; consultants for information technology; providers of computer services; and semiconductor equipment manufacturers.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2023
1 Year	5 Years	10 Years
11.91%	11.30%	16.36%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

354

VALIC Company I Small Cap Growth Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Small Cap Growth Fund posted a return of -1.91% for the twelve-month period ending May 31, 2023, compared to a return of 2.68% for the Russell 2000® Growth Index.

A discussion with J.P. Morgan Investment Management Inc.

During the Period:

In aggregate, sector allocations relative to those of the Benchmark contributed to Fund return relative to Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark detracted from Fund return relative to Benchmark return.

The following contributed to Fund return relative to Benchmark return:

•	Allocations in the following sectors: lack of allocation to materials; financials; health care

•	Security selection in the following sectors: industrials; real estate; financials

•	Position weightings: Revance Therapeutics, Inc.; Shockwave Medical, Inc.; ACV Auctions, Inc., Class A

The following detracted from Fund return relative to Benchmark return:

•	Allocations in the following sectors: information technology; industrials; consumer staples

•	Security selection in the following sectors: health care; information technology; consumer discretionary

•	Position weightings: Cano Health, Inc.; Petco Health & Wellness Co., Inc.; Twist Biosciences Corp.

A discussion with T. Rowe Price Associates, Inc.

During the Period:

In aggregate, sector allocations relative to those of the Benchmark detracted from Fund return relative to Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark contributed to Fund return relative to Benchmark return.

In aggregate, holding of cash and/or cash equivalents detracted from Fund return relative to Benchmark return.

The following contributed to Fund return relative to Benchmark return:

•	Allocations in the following sectors: lack of allocation in real estate; consumer discretionary; financials

•	Security selection in the following sectors: energy; financials

•	Issuer weightings: Venture Global LNG, Inc.; Dogwood State Bank; Leap Therapeutics

The following detracted from Fund return relative to Benchmark return:

•	Allocations in the following sectors: convertible preferred; health care; energy

•	Security selection in the following sectors: industrial & business services; health care; information technology

•	Issuer weightings: Convoy, Inc.; Farmers Business Network, Inc.; Checkr, Inc.

355

VALIC Company I Small Cap Growth Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended May 31, 2023, the Small Cap Growth Fund returned -1.91% compared to 2.68% for the Russell 2000® Growth Index. Effective May 24, 2021, the Fund (the Predecessor Fund) was reorganized into the Acquiring Fund (see Note 1 Organization). The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund.

*	The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Average Annual Total Return as of May 31, 2023
1 Year	5 Years	10 Years
-1.91%	4.30%	10.18%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

356

VALIC Company I Small Cap Index Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Small Cap Index Fund posted a return of -5.10% for the twelve-month period ended May 31, 2023, compared to a return of -4.68% for the Russell 2000® Index.

The Fund is managed to seek to track the performance of the Index. The Subadviser may endeavor to track the Index by purchasing every stock included in the Index, in the same proportions; or, in the alternative, the Subadviser may invest in a sampling of Index stocks by utilizing a statistical technique known as “optimization.”

A discussion with SunAmerica Asset Management, LLC

During the Period:

Equity futures contracts were used to gain and adjust market exposures of the Fund and detracted from the return of the Fund.

The following contributed to Fund return:

•	Allocations in the following sectors: health care; industrials; technology

•	Position weightings: Super Micro Computer, Inc.; Prometheus Biosciences, Inc.; Rambus, Inc.

The following detracted from Fund return:

•	Allocations in the following sectors: finance; energy; non-energy materials

•	Position weightings: Antero Resources Corp.; SM Energy Co.; Chart Industries, Inc.

For the year ended May 31, 2023, the Small Cap Index Fund returned -5.10% compared to -4.68% for the Russell 2000® Index.

*

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 10% of the total market capitalization of the Russell 3000® Index.

The Russell 2000® Index is a trademark/service mark of the Frank Russell Trust Company. The Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Fund or any associated literature or publications and makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2023
1 Year	5 Years	10 Years
-5.10%	2.39%	7.10%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

357

VALIC Company I Small Cap Special Values Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Small Cap Special Values Fund posted a return of -7.65% for the twelve-month period ended May 31, 2023, compared to a return of -11.50% for the Russell 2000® Value Index.

A discussion with Allspring Global Investments, LLC (f/k/a Wells Capital Management Incorporated)

During the Period:

In aggregate, sector allocations relative to those of the Benchmark contributed to Fund return relative to Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark contributed to Fund return relative to Benchmark return.

The following contributed to Fund return relative to Benchmark return:

•	Allocations in the following sectors: industrials; financials; energy

•	Security selection in the following sectors: industrials; consumer staples; financials

•	Position weightings: Chord Energy Corp.; Innospec, Inc.; Patterson-UTI Energy, Inc.

The following detracted from Fund return relative to Benchmark return:

•	Allocations in the following sectors: consumer discretionary; information technology; utilities

•	Security selection in the following sectors: consumer discretionary; energy; health care

•	Position weightings: Holley, Inc.; Helen of Troy, Ltd.; Spectrum Brands Holdings, Inc.

For the year ended May 31, 2023, the Small Cap Special Values Fund returned -7.65% compared to -11.50% for the Russell 2000® Value Index.

*	The Russell 2000® Value Index measures the performance of those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2023
1 Year	5 Years	10 Years
-7.65%	3.94%	8.36%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

358

VALIC Company I Small Cap Value Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Small Cap Value Fund posted a return of -10.53% for the twelve-month period ending May 31, 2023, compared to a return of -11.50% for the Russell 2000® Value Index.

A discussion with J.P. Morgan Investment Management Inc.

During the Period:

In aggregate, sector allocations relative to those of the Benchmark contributed to Fund return relative to Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark contributed to Fund return relative to Benchmark return.

The following contributed to Fund return relative to Benchmark return:

•	Allocations in the following sectors: industrials; information technology; financials

•	Security selection in the following sectors: industrials; health care; financials

•	Position weightings: PROG Holdings, Inc.; IVERIC bio, Inc.; Prothena Corp. PLC

The following detracted from Fund return relative to Benchmark return:

•	Allocations in the following sectors: consumer discretionary; energy; materials

•	Security selection in the following sectors: energy; consumer staples; communication services

•	Position weightings: Community Health Systems, Inc.; Herbalife, Ltd.; Twist Bioscience Corp.

For the year ended May 31, 2023, the Small Cap Value Fund returned -10.53% compared to -11.50% for the Russell 2000® Value Index. Effective May 24, 2021, the Fund (the Predecessor Fund) was reorganized into the Acquiring Fund (see Note 1 Organization). The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund.

*	The Russell 2000® Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Average Annual Total Return as of May 31, 2023
1 Year	5 Years	10 Years
-10.53%	1.91%	6.01%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

359

VALIC Company I Stock Index Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Stock Index Fund posted a return of 2.58% for the twelve-month period ended May 31, 2023, compared to a return of 2.92% for the S&P 500® Index.

The Fund is managed to seek to track the performance of the Index. The Subadviser may endeavor to track the Index by purchasing every stock included in the Index, in the same proportions; or, in the alternative, the Subadviser may invest in a sampling of Index stocks by utilizing a statistical technique known as “optimization.”

A discussion with SunAmerica Asset Management, LLC

During the Period:

Equity futures contracts were used to gain and adjust market exposures of the Fund and contributed to the return of the Fund.

The following contributed to Fund return:

•	Allocations in the following sectors: technology; industrials; health care

•	Position weightings: NVIDIA Corp.; Microsoft Corp.; Apple, Inc.

The following detracted from Fund return:

•	Allocations in the following sectors: finance; consumer cyclicals; non-energy materials

•	Position weightings: Tesla, Inc.; Pfizer, Inc.; Bank of America Corp.

For the year ended May 31, 2023, the Stock Index Fund returned 2.58% compared to 2.92% for the S&P 500® Index.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

“Standard & Poor’s®,” “S&P®,” and “S&P 500®,” are trademarks of S&P. The Stock Index Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investment in the Fund.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2023
1 Year	5 Years	10 Years
2.58%	10.68%	11.63%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

360

VALIC Company I Systematic Core Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Systematic Core Fund posted a return of 0.73% for the twelve-month period ended May 31, 2023, compared to a return of 2.45% for the Russell 1000® Index.

A discussion with Goldman Sachs Asset Management, L.P.

During the Period:

In aggregate, sector allocations relative to those of the Benchmark contributed to Fund return relative to Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark detracted from Fund return relative to Benchmark return.

The following contributed to Fund return relative to Benchmark return:

•	Allocations in the following sectors: energy; real estate; financials

•	Security selection in the following sectors: financials; industrials

•	Position weightings: AppLovin Corp.; Builders FirstSource, Inc.; Dick’s Sporting Goods, Inc.

The following detracted from Fund return relative to Benchmark return:

•	Allocations in the following sectors: information technology; consumer discretionary; consumer staples

•	Security selection in the following sectors: information technology; health care; communication services

•	Position weightings: NVIDIA Corp.; Netflix, Inc.; Microsoft Corp.

For the year ended May 31, 2023, the Systematic Core Fund returned 0.73% compared to 2.45% for the Russell 1000® Index.

*	The Russell 1000® Index is a market capitalization-weighted benchmark index made up of the 1,000 largest U.S. stocks in the Russell 3000® Index.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2023
1 Year	5 Years	10 Years
0.73%	10.63%	11.45%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

361

VALIC Company I Systematic Growth Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Systematic Growth Fund posted a return of 5.27% for the twelve-month period ended May 31, 2023, compared to a return of 9.55% for the Russell 1000® Growth Index and 2.92% the S&P 500® Index.

A discussion with T. Rowe Price Associates, Inc. — regarding their portion of the Fund (the “portfolio”) for the period from 6/1/22 to 4/30/23

During the Period:

In aggregate, sector allocations relative to those of the Benchmark contributed to Fund return relative to Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark contributed to Fund return relative to Benchmark return.

The following contributed to Fund return relative to Benchmark return:

•	Allocations in the following sectors: information technology; real estate; lack of allocation in utilities

•	Security selection in the following sectors: health care; information technology; financials

•	Position weightings: Microsoft Corp.; NVIDIA Corp.; Apple, Inc.

The following detracted from Fund return relative to Benchmark return:

•	Allocations in the following sectors: communication services; consumer discretionary; industrials & business services

•	Security selection in the following sectors: consumer discretionary; communication services; real estate

•	Position weightings: Tesla, Inc.; Amazon.com, Inc.; Alphabet, Inc. (Google)

A discussion with Goldman Sachs Asset Management, LLC — (the “portfolio”) for the period from 5/8/23 to 5/31/23

During the Period:

In aggregate, sector allocations relative to those of the Benchmark detracted from Fund return relative to Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark detracted from Fund return relative to Benchmark return.

The following contributed to Fund return relative to Benchmark return:

•	Allocations in the following sectors: health care; communication services; consumer staples

•	Security selection in the following sectors: financials; energy; consumer staples

•	Position weightings: Coca-Cola Co.; AppLovin Corp.; Procter & Gamble Co.

The following detracted from Fund return relative to Benchmark return:

•	Allocations in the following sectors: information technology; industrials; financials

•	Security selection in the following sectors: consumer discretionary; information technology; communication services

•	Position weightings: Apple, Inc.; NVIDIA Corp.; Tesla, Inc.

A discussion with Wellington Management Company, LLP — (the “portfolio”) for the period from 5/8/23 to 5/31/23

During the Period:

In aggregate, sector allocations relative to those of the Benchmark contributed to Fund return relative to Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark detracted from Fund return relative to Benchmark return.

The following contributed to Fund return relative to Benchmark return:

•	Allocations in the following sectors: health care; consumer staples; real estate

•	Security selection in the following sectors: materials; consumer staples; health care

•	Position weightings: Broadcom, Inc.; lack of a position in Nike, Inc., Class B; Arista Networks, Inc.

The following detracted from Fund return relative to Benchmark return:

•	Allocations in the following sectors: financials; industrials; materials

•	Security selection in the following sectors: information technology; consumer discretionary; financials

•	Position weightings: NVIDIA Corp.; lack of a position in Advanced Micro Devices, Inc.; Lululemon Athletica, Inc.

362

VALIC Company I Systematic Growth Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended May 31, 2023, the Systematic Growth Fund returned 5.27% compared to 2.92% for the S&P 500® Index and 9.55% for the Russell 1000® Growth Index.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**

Effective May 1, 2023, the Fund changed its benchmark index against which the Fund measures its performance from the S&P 500® Index to the Russell 1000® Growth Index. Fund management believes that the Russell 1000® Growth Index is more representative of the securities in which the Fund invests. The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2023
1 Year	5 Years	10 Years
5.27%	6.93%	12.38%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

363

VALIC Company I Systematic Value Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Systematic Value Fund posted a return of -3.89% for the twelve-month period ended May 31, 2023, compared to a return of -4.55% for the Russell 1000® Value Index.

A discussion with Wellington Management Company LLP

During the Period:

In aggregate, sector allocations relative to those of the Benchmark contributed to Fund return relative to Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark contributed to Fund return relative to Benchmark return.

The following contributed to Fund return relative to Benchmark return:

•	Allocations in the following sectors: information technology; industrials; utilities

•	Security selection in the following sectors: financials; consumer staples; information technology

•	Position weightings: Meta Platforms, Inc., Class A; Life Storage, Inc.; Oracle Corp.

The following detracted from Fund return relative to Benchmark return:

•	Allocations in the following sectors: communication services; consumer discretionary; energy

•	Security selection in the following sectors: industrials; health care; materials

•	Position weightings: Lumen Technologies, Inc.; Exxon Mobil Corp.; lack of position in General Electric Co.

For the year ended May 31, 2023, the Systematic Value Fund returned -3.89% compared to -4.55% for the Russell 1000® Value Index.

*	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2023
1 Year	5 Years	10 Years
-3.89%	5.48%	7.77%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

364

VALIC Company I U.S. Socially Responsible Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The U.S. Socially Responsible Fund posted a return of 1.06% for the twelve-month period ending May 31, 2023, compared to its benchmark, the S&P 500® Index, which returned 2.92%.

The Fund is an optimized portfolio which seeks to track the S&P 500® Index while investing in socially responsive companies. The Fund’s criteria do not permit investment in companies whose businesses rely significantly on alcohol, firearms, gambling, tobacco, nuclear power, or production of weaponry. Furthermore, companies deemed to have poor labor/employee relations or environmental records are also screened out of the investable universe. These criteria may create differences in Fund performance relative to that of the Benchmark.

A discussion with SunAmerica Asset Management, LLC

During the Period:

In aggregate, sector allocations relative to those of the Benchmark detracted from Fund return relative to Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark detracted from Fund return relative to Benchmark return.

Equity futures contracts were used to adjust exposures and manage risk of the Fund and contributed to the performance of the Fund.

The following contributed to Fund return relative to Benchmark return:

•	Allocations in the following sectors: industrials; consumer cyclicals; healthcare

•	Security selection in the following sectors: healthcare; non-energy materials; consumer cyclicals

•	Position weightings: NVIDIA Corp.; Microsoft Corp.; Eli Lilly & Co.

The following detracted from Fund return relative to Benchmark return:

•	Allocations in the following sectors: finance; telecommunications; non-energy materials

•	Security selection in the following sectors: technology; energy; industrials

•	Position weightings: Verizon Communications, Inc.; HP, Inc.; US Bancorp

For the year ended May 31, 2023, the U.S. Socially Responsible Fund returned 1.06% compared to 2.92% for the S&P 500® Index. Effective May 24, 2021, the Fund (the Predecessor Fund) was reorganized into the Acquiring Fund (see Note 1 Organization). The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

Average Annual Total Return as of May 31, 2023
1 Year	5 Years	10 Years
1.06%	9.58%	11.29%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

365

VALIC Company I

SUPPLEMENTS TO THE PROSPECTUS

Filed under Rule 497(k)

Registration No. 002-83631

VALIC COMPANY I

GLOBAL REAL ESTATE FUND

(the “Fund”)

Supplement dated January 31, 2023, to the Fund’s Summary Prospectus dated October 1, 2022, as supplemented and amended to date

At a meeting held on January 24-25, 2023 (the “Meeting”), the Board of Directors (the “Board”) of VALIC Company I approved an Investment Sub-Advisory Agreement between The Variable Annuity Life Insurance Company, the Fund’s investment adviser, and each of Duff & Phelps Investment Management Co. (“Duff & Phelps”) and Massachusetts Financial Services Company (“MFS”) with respect to the Fund (the “Subadvisory Agreements”). Duff & Phelps and MFS will replace Goldman Sachs Asset Management, L.P. (“GSAM”) and Invesco Advisers, Inc. (“Invesco”) as subadvisers to the Fund. The Board also approved certain changes to the Fund’s principal investment strategies and techniques.

The Board has the authority, pursuant to an exemptive order granted by the Securities and Exchange Commission, to enter into subadvisory agreements without a shareholder vote under certain conditions. A notice will be sent to shareholders with information on how to access an Information Statement that will include information about Duff & Phelps, MFS, and their respective Subadvisory Agreements.

These changes are expected to become effective on or about May 1, 2023 (the “Effective Date”). On the Effective Date, the following changes to the Summary Prospectus and Prospectus will become effective:

The third and fourth paragraphs of the subsection entitled “Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:

The Fund may invest in foreign securities, including securities of issuers in emerging markets. The Fund expects to invest a substantial portion of its assets in foreign securities economically tied to Japan, the United Kingdom, Australia, Hong Kong, Singapore, China, Canada, and Continental Europe. The Fund considers an investment tied economically to a country if the investment is exposed to the economic risks and returns of such country. From time to time, the Fund’s investments with respect to a particular country may comprise a substantial portion of its investment portfolio.

The Fund concentrates its investments in the real estate industry. In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Investors will be given at least 60 days’ written notice in advance of any change to the Fund’s 80% investment policy set forth above.

The second paragraph of the subsection entitled “Performance Information” is deleted in its entirety.

In the subsection entitled “Investment Adviser,” all information relating to GSAM and Invesco is deleted, and the following is added:

The Fund is subadvised by Duff & Phelps and MFS.

Portfolio Managers Name and Title	Portfolio Manager of the Fund Since
Duff & Phelps
Geoffrey Dybas Executive Managing Director and Senior Portfolio Manager	2023
Frank Haggerty, Jr. Senior Managing Director and Senior Portfolio Manager	2023
MFS
Rick Gable Investment Officer and Portfolio Manager	2023
Mark Syn Investment Officer and Portfolio Manager	2023

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

366

VALIC Company I

SUPPLEMENTS TO THE PROSPECTUS — (continued)

Filed under Rules 497(e) and Rule 497(k)

Registration No. 002-83631

VALIC COMPANY I

INTERNATIONAL GROWTH FUND

(the “Fund”)

Supplement dated February 13, 2023

to the Fund’s Summary Prospectus and Prospectus, each dated October 1, 2022,

as supplemented and amended to date

Effective immediately, in the section of the Summary Prospectus entitled “Investment Adviser” and in the section of the Prospectus entitled “Fund Summary: International Growth Fund – Investment Adviser,” the language under the heading “Portfolio Managers,” is replaced with the following:

The Fund’s investment adviser is VALIC.

The Fund is subadvised by MSIM. MSIM Co. serves as the sub-subadviser to the Fund.

Name and Title	Portfolio Manager of the Fund Since
Kristian Heugh, CFA Managing Director and Lead Manager	March 2018
Anil Agarwal Managing Director	December 2022

For important information about purchases and sales of Fund shares, taxes, and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 147.

Additionally, in the section of the Prospectus entitled “Management,” under the heading “Investment Subadvisers – International Growth Fund,” the third paragraph is replaced with the following:

Morgan Stanley Investment Management Company (“MSIM Co.”) serves as the sub-subadviser to the Fund. MSIM Co. is located at 23 Church Street, #16-01 Capital Square, Singapore, Singapore 049481. The firm is a wholly-owned subsidiary of Morgan Stanley, a publicly owned financial services company.

The Fund is managed by members of the Global Opportunity team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund are Kristian Heugh and Anil Agarwal. Mr. Heugh is the lead portfolio manager and has been associated with the Adviser in an investment management capacity since 2001. Mr. Agarwal has been associated with the Sub-Adviser in an investment management capacity since 2020 and an investment research capacity since 2001.

Capitalized terms used but not defined herein shall have the meanings assigned to them in the Summary Prospectus or Prospectus, as applicable.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

367

VALIC Company I

SUPPLEMENTS TO THE PROSPECTUS — (continued)

Filed under Rules 497(e) and Rule 497(k)

Registration No. 002-83631

VALIC COMPANY I

SYSTEMATIC CORE FUND

(the “Fund”)

Supplement dated March 14, 2023

to the Fund’s Summary Prospectus and Prospectus, each dated October 1, 2022,

as supplemented and amended to date

Effective immediately, in the section of the Summary Prospectus entitled “Investment Adviser” and in the section of the Prospectus entitled “Fund Summary: Systematic Core Fund – Investment Adviser,” the table under the heading “Portfolio Managers,” is replaced with the following:

Name and Title	Portfolio Manager of the Fund Since
Andrew Alford Managing Director and Portfolio Manager	2023
Karhan E. Akcoglu, PhD Vice President and Portfolio Manager	2021

Additionally, in the section of the Prospectus entitled “Management,” under the heading “Investment Subadvisers – Systematic Core Fund,” the third, fourth, fifth, sixth, seventh and eighth paragraphs are replaced with the following:

The team responsible for managing the Systematic Core Fund is Andrew Alford and Karhan E. Akcoglu.

Mr. Alford is a managing director in Quantitative Investment Strategies (QIS) within Goldman Sachs Asset Management, serving as co-head of equity research. He joined Goldman Sachs in 1998 on the QIS equity alpha research team and became head of equity alpha research in 2000. Mr. Alford became a senior portfolio manager in 2005, and joined the Quantitative Equity Solutions team in 2011 as head of research. He became head of environmental, social, and governance (ESG) research in 2019, and assumed his current role in 2022. Mr. Alford was named managing director in 2004.

Prior to joining the firm, Mr. Alford was an accounting professor at the Wharton School of the University of Pennsylvania and the Massachusetts Institute of Technology Sloan School of Management. He has also served as an academic fellow in the Office of Economic Analysis at the Securities and Exchange Commission in Washington, DC.

Mr. Alford is a member of the Research Committee for the Institute for Quantitative Research in Finance (Q Group).

Mr. Alford earned a BS in Information and Computer Science from the University of California at Irvine in 1984 and an MBA and PhD from the Graduate School of Business at The University of Chicago in 1986 and 1990, respectively.

Capitalized terms used but not defined herein shall have the meanings assigned to them in the Summary Prospectus or Prospectus, as applicable.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

368

VALIC Company I

SUPPLEMENTS TO THE PROSPECTUS — (continued)

Filed under Rule 497(e) and Rule 497(k)

Registration No. 002-83631

VALIC COMPANY I

CAPITAL APPRECIATION FUND

(the “Fund”)

Supplement dated May 8, 2023 to the Summary Prospectuses and the

Prospectuses of the Fund, each dated October 1, 2022, as supplemented to date

Effective immediately, the following changes are made to the Fund’s Summary Prospectuses and Prospectuses, as applicable:

The section of the Summary Prospectus entitled “Investment Adviser-Portfolio Managers” is deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since		Title
Ernesto Ramos, Ph.D.	2021		Senior Portfolio Manager and Head of Integrated Equities
David Rosenblatt	2023		Senior Portfolio Manager
Jason Hans, CFA	2018	*	Senior Portfolio Manager

*	Includes management of the Predecessor Fund.

The section of the Prospectus entitled “Management-Investment Subadvisers- Columbia Management Investment Advisers, LLC is deleted in its entirety and replaced with the following:

Capital Appreciation Fund

Columbia Management Investment Advisers, LLC (“Columbia”)

290 Congress Street, Boston, Massachusetts 02210

Columbia is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial, Inc. Columbia’s management experience covers all major asset classes, including equity securities, debt instruments and money market instruments. In addition to serving as an investment adviser to traditional mutual funds, exchange-traded funds and closed-end funds, Columbia acts as an investment adviser for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries. Columbia managed $371.82 billion in assets as of June 30, 2022.

The Capital Appreciation Fund is managed by Ernesto Ramos, David Rosenblatt and Jason Hans.

Ernesto Ramos, Ph.D., is a Senior Portfolio Manager and Head of Integrated Equities at Columbia. Dr. Ramos joined Columbia in December 2021. He previously served as the Head of Disciplined Equities and Chief Investment Officer of BMO Asset Management Corp. (“BMO AM”), which he joined in 2005. Dr. Ramos began his investment career in 1992 and earned a B.S. from the Massachusetts Institute of Technology, and a Ph.D. and an M.S. from Harvard University.

David Rosenblatt is a Senior Portfolio Manager at Columbia. Mr. Rosenblatt joined the Investment Manager in December 2021. He previously served as a Portfolio Manager at BMO AM, which he joined in 2012. Mr. Rosenblatt began his investment career in 2006 and earned a B.A. from the University of Pennsylvania and an M.B.A. from the University of Chicago Booth School of Business.

Jason Hans, CFA, is a Senior Portfolio Manager at Columbia. Mr. Hans joined Columbia in December 2021. He previously served as a Director and Portfolio Manager at BMO AM, which he joined in 2008. Mr. Hans began his investment career in 1998 and earned a B.S. from Miami University and an M.B.A. from the University of Notre Dame.

Capitalized terms used in this Supplement shall, unless otherwise defined herein, have the same meaning as given in the Prospectus and/or SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

369

VALIC Company I

SUPPLEMENTS TO THE PROSPECTUS — (continued)

Filed under Rule 497(e) and Rule 497(k)

Registration No. 002-83631

VALIC COMPANY I

SMALL CAP VALUE FUND

(the “Fund”)

Supplement dated May 31, 2023, to the Summary Prospectuses and the Prospectuses of the Fund, each dated October 1, 2022,

as supplemented to date

Effective immediately, the following changes are made to the Fund’s Summary Prospectuses and Prospectuses, as applicable:

The section of the Summary Prospectus entitled “Investment Adviser-Portfolio Managers” is deleted in its entirety and replaced with the following:

Name and Title	Portfolio Manager of the Fund Since
Phillip Hart, CFA Managing Director, Head of U.S. Structured Equity Small and Mid-Cap Team and Co-Lead Manager	2012	*
Wonseok Choi Managing Director, Head of U.S. Structured Equity Quantitative Research and Co-Lead Manager	2019	*
Akash Gupta Executive Director, Fundamental Research and Co-Lead Manager	2019	*
Robert A. Ippolito Vice President	November 2022

*	Includes management of the Predecessor Fund.

The twenty-second paragraph and the paragraphs after of the Prospectus, related to the Small Cap Value Fund, entitled “Management-Investment Subadvisers- J.P. Morgan Investment Management Inc. is deleted in its entirety and replaced with the following:

The Small Cap Value Fund is managed by Phillip D. Hart, Wonseok Choi, Akash Gupta and Robert A. Ippolito.

Mr. Hart, a Managing Director of JPMIM and CFA charterholder, is the lead portfolio manager for the Fund and is primarily responsible for portfolio construction. Mr. Hart has worked as a portfolio manager for the U.S. Structured Equity Team at JPMIM since 2009 and has been employed by the firm since 2003. Prior to becoming a portfolio manager, he was a qualitative research analyst within this group.

Mr. Choi, Managing Director, and director of U.S. equity quantitative research is responsible for Strategic Quantitative Research. This entails all aspects of process enhancements including, but not limited to factors to be included into the investment process as well as refinements to existing factors and portfolio construction as well as our big data efforts.

Mr. Gupta, an Executive Director, is a research analyst and portfolio manager on the U.S. Structured Equity team. An employee since 2004, Mr. Gupta previously spent over three years in the sell-side Equity Research Group, focusing on the electronics manufacturing supply chain sector. He is also a CFA charterholder and a certified Financial Risk Manager (FRM).

Mr. Ippolito, a Vice President and CFA charterholder, has served as a portfolio manager of the Fund since May 2021. An employee since 2009, Mr. Ippolito has worked as a portfolio manager in the U.S. Structured Equity Small and Mid-Cap Group since 2021. Prior to becoming a portfolio manager, Mr. Ippolito was a fundamental research analyst within the group.

Capitalized terms used in this Supplement shall, unless otherwise defined herein, have the same meaning as given in the Prospectus and/or SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

370

VALIC Company I

SUPPLEMENTS TO THE PROSPECTUS — (continued)

Filed under Rule 497(e) and Rule 497(k)

Registration No. 002-83631

VALIC COMPANY I

INTERNATIONAL OPPORTUNITIES FUND

(the “Fund”)

Supplement dated July 13, 2023 to the Fund’s Summary Prospectus and Prospectus,

each dated October 1, 2022, as supplemented and amended to date

At a meeting held on July 10-11, 2023 (the “Meeting”), the Board of Directors (the “Board”) of VALIC Company I approved the termination of Massachusetts Financial Services Company and Delaware Investments Fund Advisers (along with its sub-subadvisor affiliates Macquarie Investment Management Global Limited and Macquarie Funds Management Hong Kong Limited) as subadvisers to the Fund. The Board also approved the appointment of Invesco Advisers, Inc. (“Invesco”) and Wellington Management Company LLP (“Wellington”) as subadvisers to the Fund. The Board also approved changes to the Fund’s principal investment strategies and techniques. The Fund intends to file an amendment to its registration statement with the Securities and Exchange Commission (“SEC”) reflecting the changes to the Fund’s subadvisers, principal investment strategies and techniques, and corresponding changes to the Fund’s risks. This filing will be subject to review by the SEC and is expected to become effective on or about September 28, 2023 (the “Effective Date”). On the Effective Date, the following changes are expected to become effective:

Each of the Fund’s subadvisers will manage a portion of the Fund’s assets using different investment strategies and techniques.

One subadviser employs a bottom-up approach security selection, emphasizing those that it believes to represent above-average potential for capital appreciation, based on fundamental research and analysis. The subadvisor seeks to develop a portfolio that is broadly diversified across issuers, countries, industries and even styles. The portfolio therefore will include stocks that are considered to be either growth stocks or value stocks. Because the subadvisor’s process is driven primarily by individual stock selection, the overall portfolio’s yield, price to earnings ratio, price-to-book ratio, growth rate and other characteristics will vary over time and, at any given time, may emphasize either growth stocks or value stocks.

The other subadviser will evaluate investment opportunities also using a bottom-up investment approach. Their approach includes fundamental analysis of a company’s financial statements, management record and structure, operations, product development and industry competitive position. In addition, the subadvisor may also look for companies with conservatively-capitalized balance sheets, high and consistent internal rates of return, and a favorable market position within healthy and growing industries. These factors may vary in particular cases and may change over time. The subadvisor considers the effect of worldwide trends on the growth of particular business sectors and looks for companies that may benefit from those trends. The subadvisor monitors individual issuers for changes in the factors above, which may trigger a decision to sell a security.

At the Meeting, the Board approved an Investment Sub-Advisory Agreement between The Variable Annuity Life Insurance Company (“VALIC”), the Fund’s investment adviser, and each of Invesco and Wellington with respect to the Fund, which will become effective on the Effective Date (the “Subadvisory Agreements”). The Board also approved an advisory fee waiver agreement (the “Advisory Fee Waiver Agreement”) between VALIC and VALIC Company I, on behalf of the Fund, through September 30, 2024. Under the Advisory Fee Waiver Agreement, VALIC has contractually agreed to waive a portion of its advisory fee so that the fee payable by the Fund to VALIC equals 0.87% on the first $100 million of the Fund’s average daily net assets, 0.77% on the next $650 million, and 0.72% on average daily net assets over $750 million.

The Board has the authority, pursuant to an exemptive order granted by the SEC, to enter into subadvisory agreements without a shareholder vote under certain conditions. A notice will be sent to shareholders with information on how to access an Information Statement that will include information about Invesco, Wellington and their respective Subadvisory Agreements.

An updated prospectus will be mailed to shareholders of the Fund once the above changes become effective. The updated prospectus will reflect the changes to the Fund’s principal investment strategies and techniques, and risks. Please read the prospectus carefully.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

371

VALIC Company I

BOARD OF DIRECTORS

Thomas J. Brown

Judith L. Craven

Cheryl Creuzot

Yvonne M. Curl

Darlene DeRemer

Timothy J. Ebner

Peter A. Harbeck

Eileen Kamerick

Eric S. Levy

John E. Maupin, Jr.

CUSTODIAN

State Street Bank and Trust Company

One Congress Street, Suite 1

Boston, Massachusetts 02114

INVESTMENT ADVISER

The Variable Annuity

Life Insurance Company (VALIC)

2929 Allen Parkway

Houston, Texas 77019

INVESTMENT SUB-ADVISERS

AllianceBernstein L.P.

501 Commerce Street

Nashville, TN 37203

Allspring Global Investments, LLC

525 Market St.

10th Floor

San Francisco, CA 94105

BlackRock Investment Management, LLC

1 University Square Dr.

Princeton, NJ 08540

Boston Partners Global Investors, Inc. d/b/a Boston Partners

One Beacon Street

Boston, MA 02108

ClearBridge Investments, LLC

620 Eighth Avenue

New York, NY 10018

Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

Delaware Investments Fund Advisers

610 Market Street

Philadelphia, PA 19106

Duff & Phelps Investment Management Co.

200 South Wacker Drive,

Suite 500, Chicago, IL 60606

Franklin Advisers, Inc.

One Franklin Parkway

San Mateo, CA 94403-1906

Goldman Sachs

Asset Management, L.P.

200 West Street

New York, NY 10282

Invesco Advisers, Inc.

1555 Peachtree St. NE

Atlanta, GA 30309

Janus Henderson Investors U.S. LLC

151 Detroit Street

Denver, CO 80206

J.P. Morgan Investment

Management Inc.

270 Park Avenue

New York, NY 10017

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, MA 02199

Morgan Stanley Investment Management, Inc.

522 Fifth Avenue, 5th Floor

New York, NY 10036

PineBridge Investments, LLC

Park Avenue Tower

65 E. 55th Street

New York, NY 10022

SunAmerica Asset Management, LLC

Harborside 5

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

T. Rowe Price Associates, Inc.

100 East Pratt Street

Baltimore, MD 21202

Voya Investment Management Co. LLC

1633 Broadway

New York, NY 10019

Wellington Management Company LLP

280 Congress Street

Boston, MA 02210

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

1000 Louisiana Street, Suite 5800

Houston, TX 77002

TRANSFER AND SHAREHOLDER SERVICE AGENT

VALIC Retirement

Services Company (VRSCO)

2929 Allen Parkway

Houston, Texas 77019

OFFICERS

John T. Genoy,

President and Principal Executive Officer

Mark R. Szycher,

Vice President and Senior Investment Officer

Gregory R. Kingston,

Treasurer and Principal Financial Officer

Kathleen D. Fuentes,

Vice President, Chief Legal Officer and Secretary

Kevin J. Adamson

Vice President

Gregory N. Bressler,

Vice President

Thomas M. Ward,

Vice President

Shawn Parry,

Vice President and Assistant Treasurer

Donna McManus,

Vice President and Assistant Treasurer

Christopher C. Joe,

Chief Compliance Officer

Matthew J. Hackethal,

Anti-Money Laundering

Compliance Officer

372

VALIC Company I

DISCLOSURE OF QUARTERLY FUND HOLDINGS

The Series is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Forms N-PORT are available on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

VOTING PROXIES ON VALIC COMPANY I PORTFOLIO SECURITIES

A description of the policies and procedures that VC I uses to determine how to vote proxies related to securities held in the Fund’s portfolios which is available in VC I’s Statement of Additional Information, which may be obtained without charge upon request, by calling 1-800-448-2542. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON VALIC COMPANY I PORTFOLIO SECURITIES

Information regarding how VC I voted proxies relating to securities held in the VC I Funds during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling 1-800-448-2542 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

This report is for the information of the shareholders and variable contract owners participating in VC I. It is authorized for distribution to other persons only when preceded or accompanied by an effective prospectus which contains information on how to purchase shares and other pertinent information.

If you would like further information about this material or products issued by VALIC or American General Life Insurance Company, please contact your financial professional.

373

Retirement Services corebridgefinancial.com/rs

Manage your account online

You will need to create an online security profile with a unique user ID and password.

•	Check total current balance across available plans and calculate projected retirement income amounts

•	View important plan information including rate of return, balance, contribution amounts, fund and asset-allocation mix, and transaction history

•	Access and download important documents including account statements, transaction confirmations and tax documents

•	Send and receive important documents or messages securely using the secure mail feature in the client mailbox

•	Manage and update your personal account profile including your contact information (phone, address and email), account beneficiaries, trusted contacts and more

Personal Deliver-e®

•	It’s easy to sign up for secure account document access

•	Simply visit corebridgefinancal.com/rs today to get started

Initiate account transactions including:

•	Change current contribution/salary deferral amounts

•	Change future contribution fund and asset allocations

•	Rebalance current account to desired fund and asset-allocation mix

•	Transfer money among investment options

•	Request a one-time withdrawal

Sign up today at corebridgefinancial.com/rs

•	Register for online access

•	Follow steps to create a security profile

Please note: Email delivery is not accessible to certain annuity contract owners.

We know privacy is important to you, so please be assured that your email address and other information you share with us is kept private and never sold. Review our Privacy Policy online for more information.

Thank you for choosing Corebridge

We believe everyone deserves financial security. Every day, we work hard to make it possible for more people to take action in their financial lives—because action is the bridge from planning to outcomes, from today’s financial needs to tomorrow’s aspirations.

Annuities are issued by The Variable Annuity Life Insurance Company, Houston, TX. Variable annuities are distributed by AIG Capital Services, Inc., member FINRA. Securities and investment advisory services offered through VALIC Financial Advisors, Inc., member FINRA, SIPC and an SEC-registered investment adviser. VALIC Retirement Services Company (VRSCO) provides retirement plan recordkeeping and related services and is the transfer agent for certain affiliated variable investment options. All companies above are wholly owned subsidiaries of Corebridge Financial, Inc. Corebridge Retirement Services, Corebridge Financial and Corebridge are marketing names used by these companies.

© Corebridge Financial, Inc. All rights reserved. VC 23800 (12/2022) J1026108 EE

VALIC Company I P.O. Box 3206 Houston, TX 77253-3206

VC 9530 (05/2023) J101997

Item 2.	Code of Ethics.

VALIC Company I (the “registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (the “Code”). During the fiscal year ended May 31, 2023, there were no reportable waivers or implicit waivers to a provision of the Code that applies to the registrant’s Principal Executive and Principal Accounting Officers (the “Covered Officers”).

Item 3.	Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Thomas J. Brown, the Chairman of the registrant’s Audit Committee, and Eileen A. Kamerick, each qualify as an audit committee financial expert, as defined in Item 3(b) of Form N-CSR. Mr. Brown and Ms. Kamerick are considered to be “independent” for purposes of Item 3(a)(2) of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

	2023	2022
(a) Audit Fees	$1,174,155	$1,147,540
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$0	$0

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings.

Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2023	2022
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$250,436	$403,601

All other fees are for professional services rendered by the registrant’s principal accountant for services associated with issuing a SSAE18 report and Third Party Assurance report.

(e) (1)

The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entities controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliates”) that provide ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant's audit committee charter.

(2)

No services included in (b) - (d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provide ongoing services to the registrant for 2023 and 2022 were $250,436 and $403,601 respectively.

(h)

Non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliates that provide ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant’s audit committee as to whether they were compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a) Included in Item 1 to the Form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.	Controls and Procedures.

(a)

An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)

There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.3a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)	(1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(4) Not applicable.

(b)	Certifications pursuant to Rule 30a-2 (b) under the Investment Company Act of 1940 (17 CFR 270.30a-2 (b)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company I

By:	/s/ John T. Genoy
John T. Genoy
President

Date: August 8, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: August 8, 2023

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: August 8, 2023